UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.4%
	Arizona — 89.9%
	Certificate of Participation/Lease — 11.0%
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/23	1,049
1,500	Series A, COP, NATL-RE, 5.000%, 09/01/12	1,574
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,214
1,000	COP, NATL-RE, 5.000%, 07/01/18	1,095
1,570	Scottsdale Municipal Property Corp., Rev., COP, 5.000%, 07/01/26	1,820
2,000	State of Arizona, Department of Administration, Series A, COP, AGM, 5.250%, 10/01/23	2,131
	University of Arizona,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,444
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,044
145	University of Arizona, Unrefunded Balance, Series A, COP, AMBAC, 5.500%, 06/01/17	151

		12,522

	Education — 7.6%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,798
2,000	Arizona State University, Rev., AGM, 5.250%, 07/01/15	2,113
1,520	City of Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,648
1,905	Navajo County, Unified School District No. 20-Whiteriver, Project of 2005, Series A, Rev., NATL-RE, 5.000%, 07/01/18	2,169

		8,728

	General Obligation — 13.6%
1,090	City of Mesa, GO, NATL-RE, FGIC, 5.375%, 07/01/14	1,228
1,345	City of Scottsdale, Unrefunded Balance, GO, 5.250%, 07/01/11 (p)	1,364
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,728
1,000	Maricopa County, High School District No. 210-Phoenix, GO, AGM, 5.250%, 07/01/19	1,171
1,265	Maricopa County, School District No. 38-Madison Elementary, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/19	1,393
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, NATL-RE, FGIC, 4.750%, 07/01/14	1,023
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	1,116
1,560	Pima County, Unified School District No. 12-Sunnyside, GO, AGM, 5.000%, 07/01/14	1,737
2,000	Town of Gilbert, GO, NATL-RE, 5.000%, 07/01/16	2,331
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,464

		15,555

	Hospital — 3.8%
	Arizona Health Facilities Authority, Banner Health,
1,185	Series A, Rev., 5.000%, 01/01/12	1,213
1,225	Series A, Rev., 5.000%, 01/01/14	1,318
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,083
695	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., AGM, 5.125%, 12/01/13	697

		4,311

	Housing — 0.0% (g)
5	Pima County IDA, Single Family Mortgage, Series A, Rev., 6.400%, 08/01/11	5

	Other Revenue — 7.9%
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.250%, 10/01/17	2,939
2,500	Arizona Water Infrastructure Finance Authority, Series A, Rev., 5.000%, 10/01/17	2,966
1,000	Greater Arizona Development Authority, Series A, Rev., NATL-RE, 5.000%, 08/01/22	1,031
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/27	2,054

		8,990

	Prerefunded — 6.3%
1,000	Arizona School Facilities Board, Series A, COP, NATL-RE, 5.250%, 03/01/13 (p)	1,083
6,450	Maricopa County IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/31/14 (p)	6,129

		7,212

	Special Tax — 11.8%
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/12	2,464

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Special Tax — Continued
1,125	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/16	1,301
3,000	Phoenix Civic Improvement Corp., Sub Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/15	3,357
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.000%, 07/01/14	2,803
3,000	Rev., 5.000%, 07/01/17	3,529

		13,454

	Transportation — 8.1%
	Arizona Transportation Board,
2,000	Series A, Rev., 5.000%, 07/01/24	2,192
2,000	Series A, Rev., 5.250%, 07/01/17	2,133
3,000	Series B, Rev., 5.250%, 07/01/18	3,131
1,670	Tucson Airport Authority, Inc., Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,737

		9,193

	Utility — 6.5%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,426
3,600	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/23	3,980

		7,406

	Water & Sewer — 13.3%
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,915	Series A, Rev., 5.000%, 10/01/23	2,163
2,025	Series A, Rev., 5.000%, 10/01/24	2,232
2,020	Series A, Rev., 5.000%, 10/01/29	2,171
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,759
1,875	Rev., 5.250%, 07/01/23	2,314
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,180
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, Senior Lien, Rev., 5.500%, 07/01/20	2,339

		15,158

	Total Arizona	102,534

Illinois — 0.9%
	Other Revenue — 0.9%
1,000	Railsplitter Tobacco Settlement Authority, Rev., 5.000%, 06/01/16	1,058

Minnesota — 0.9%
	Other Revenue — 0.9%
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,062

Pennsylvania — 1.0%
	Hospital — 1.0%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	1,111

South Carolina — 1.0%
	Utility — 1.0%
1,000	South Carolina State Public Service Authority, Santee Cooper, Series A, Rev., 5.375%, 01/01/28	1,095

Texas — 3.7%
	General Obligation — 1.7%
1,700	Eagle Mountain & Saginaw Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/20	1,952

	Transportation — 2.0%
2,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.250%, 04/01/14	2,249

	Total Texas	4,201

	Total Municipal Bonds (Cost $105,303)	111,061

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
1,629	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $1,629)	1,629

	Total Investments — 98.9% (Cost $106,932)	112,690
	Other Assets in Excess of Liabilities — 1.1%	1,308

	NET ASSETS — 100.0%	$113,998

Percentages indicated are based on net assets.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SO	—	Special Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,934
Aggregate gross unrealized depreciation	(176)

Net unrealized appreciation/depreciation	$5,758

Federal income tax cost of investments	$106,932

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,629	$111,061	$—	$112,690

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Asset-Backed Securities — 4.2%
	AH Mortgage Advance Trust,
15,100	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	15,289
13,583	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	13,634
45,000	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	45,225
	Ally Auto Receivables Trust,
3,000	Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	3,031
5,605	Series 2010-1, Class A3, 1.450%, 05/15/14	5,650
10,410	Series 2010-3, Class A3, 1.110%, 10/15/14	10,456
5,804	Series 2010-3, Class A4, 1.550%, 08/17/15	5,832
5,977	Series 2010-4, Class A3, 0.910%, 11/17/14	5,986
9,750	Series 2011-1, Class A2, 0.810%, 10/15/13	9,765
4,100	Series 2011-1, Class A3, 1.380%, 01/15/15	4,126
	AmeriCredit Automobile Receivables Trust,
477	Series 2006-BG, Class A4, 5.210%, 09/06/13	478
116	Series 2008-AF, Class A3, 5.680%, 12/12/12	116
2,670	Series 2008-AF, Class A4, 6.960%, 10/14/14	2,816
2,592	Series 2009-1, Class A3, 3.040%, 10/15/13	2,624
563	Series 2010-1, Class A2, 0.970%, 01/15/13	564
2,190	Series 2010-1, Class A3, 1.660%, 03/17/14	2,203
8,000	Series 2010-3, Class A3, 1.140%, 04/08/15	8,019
14,000	Series 2010-4, Class A2, 0.960%, 05/08/14	14,018
3,375	Series 2010-4, Class A3, 1.270%, 04/08/15	3,386
8,400	Series 2011-1, Class A2, 0.840%, 06/09/14	8,407
3,400	Series 2011-1, Class A3, 1.390%, 09/08/15	3,421
627	Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	635
9,099	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	9,087
13,369	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	13,444
	Bank of America Auto Trust,
7,594	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	7,651
3,235	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	3,337
6,234	Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	6,274
4,261	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	4,286
5,347	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	5,374
4,255	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,360
3,281	Series 2010-2, Class A2, 0.910%, 10/15/12	3,283
5,110	Series 2010-2, Class A3, 1.310%, 07/15/14	5,147
7,795	Series 2010-2, Class A4, 1.940%, 06/15/17	7,948
1,540	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.564%, 04/25/36	1,194
	CarMax Auto Owner Trust,
4,645	Series 2010-1, Class A3, 1.560%, 07/15/14	4,677
11,080	Series 2011-1, Class A3, 1.290%, 09/15/15	11,138
11,120	Series 2011-1, Class A4, 2.160%, 09/15/16	11,327
	Chase Funding Mortgage Loan Asset-Backed Certificates,
3,552	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	3,428
4,250	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,771
13,247	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	12,676
	Chrysler Financial Auto Securitization Trust,
2,360	Series 2009-A, Class A3, 2.820%, 01/15/16	2,391
543	Series 2009-B, Class A2, 1.150%, 11/08/11	543
16,500	Series 2010-A, Class A3, 0.910%, 08/08/13	16,530
	Citibank Credit Card Issuance Trust,
8,282	Series 2002-C2, Class C2, 6.950%, 02/18/14	8,619
950	Series 2007-A3, Class A3, 6.150%, 06/15/39	1,158
	CitiFinancial Auto Issuance Trust,
4,322	Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	4,329
5,350	Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	5,416

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Asset-Backed Securities — Continued
2,334	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	2,288
1,714	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.574%, 12/25/33	1,535
	CNH Equipment Trust,
2,272	Series 2008-B, Class A4A, 5.600%, 11/17/14	2,322
78	Series 2009-A, Class A3, 5.280%, 11/15/12	79
1,369	Series 2009-C, Class A3, 1.850%, 12/16/13	1,375
6,787	Series 2010-A, Class A3, 1.540%, 07/15/14	6,825
16,000	Series 2010-C, Class A3, 1.170%, 05/15/15	16,054
5,888	Series 2011-A, Class A3, 1.200%, 05/16/16	5,887
4,801	Series 2011-A, Class A4, 2.040%, 10/17/16	4,800
	Countrywide Asset-Backed Certificates,
816	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	526
11	Series 2004-1, Class 3A, VAR, 0.474%, 04/25/34	9
1,290	Series 2004-1, Class M1, VAR, 0.694%, 03/25/34	1,020
1,003	Series 2004-1, Class M2, VAR, 0.744%, 03/25/34	852
1,065	Series 2004-6, Class M1, VAR, 0.794%, 10/25/34	740
605	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.504%, 11/25/35	574
1,039	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	666
2,400	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	2,630
1,400	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.294%, 12/25/36	1,294
	Ford Credit Auto Owner Trust,
3,906	Series 2009-B, Class A3, 2.790%, 08/15/13	3,946
5,000	Series 2009-B, Class A4, 4.500%, 07/15/14	5,258
4,440	Series 2009-D, Class A3, 2.170%, 10/15/13	4,483
10,000	Freedom Trust, Series 2011-1, Class A13, VAR, 0.172%, 11/30/37 (e) (f) (i)	9,450
16,000	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	16,537
1,093	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	1,013
225	GSAA Trust, Series 2006-3, Class A1, VAR, 0.274%, 03/25/36	121
	Harley-Davidson Motorcycle Trust,
4,593	Series 2009-3, Class A3, 1.740%, 09/15/13	4,616
5,250	Series 2010-1, Class A2, 0.830%, 11/15/13	5,254
5,904	Series 2010-1, Class A3, 1.160%, 02/15/15	5,921
	Honda Auto Receivables Owner Trust,
2,752	Series 2009-2, Class A3, 2.790%, 01/15/13	2,774
3,500	Series 2009-2, Class A4, 4.430%, 07/15/15	3,644
1,954	Series 2009-3, Class A3, 2.310%, 05/15/13	1,971
4,200	Series 2009-3, Class A4, 3.300%, 09/15/15	4,343
5,200	Series 2011-1, Class A4, 1.800%, 04/17/17	5,274
	HSBC Home Equity Loan Trust,
3,145	Series 2005-2, Class A1, VAR, 0.466%, 01/20/35	2,833
2,562	Series 2005-2, Class M2, VAR, 0.686%, 01/20/35	2,249
5,445	Series 2006-1, Class A1, VAR, 0.356%, 01/20/36	4,932
2,398	Series 2006-2, Class A1, VAR, 0.346%, 03/20/36	2,227
9,000	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	9,158
1,031	Series 2007-1, Class AS, VAR, 0.396%, 03/20/36	937
12,853	Series 2007-3, Class APT, VAR, 1.396%, 11/20/36	11,663
	Hyundai Auto Receivables Trust,
2,181	Series 2009-A, Class A3, 2.030%, 08/15/13	2,198
4,590	Series 2010-B, Class A3, 0.970%, 04/15/15	4,607
6,300	Series 2010-B, Class A4, 1.630%, 03/15/17	6,302
5,675	Series 2011-A, Class A3, 1.160%, 04/15/15	5,704
4,680	Series 2011-A, Class A4, 1.780%, 12/15/15	4,734
3,880	Series 2011-B, Class A3, 1.040%, 09/15/15	3,879

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Asset-Backed Securities — Continued
5,798	Series 2011-B, Class A4, 1.650%, 02/15/17	5,797
1,570	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.394%, 03/25/36	948
	John Deere Owner Trust,
994	Series 2009-A, Class A3, 2.590%, 10/15/13	1,001
3,489	Series 2009-B, Class A3, 1.570%, 10/15/13	3,506
5,015	Series 2011-A, Class A3, 1.290%, 01/15/16	5,050
3,915	Series 2011-A, Class A4, 1.960%, 04/16/18	3,972
13,370	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e)	13,367
17,043	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.544%, 07/25/34 (e)	16,437
	Long Beach Mortgage Loan Trust,
5,600	Series 2004-1, Class M1, VAR, 0.944%, 02/25/34	4,642
1,500	Series 2004-3, Class M1, VAR, 0.764%, 07/25/34	1,182
1,379	Series 2006-8, Class 2A2, VAR, 0.284%, 09/25/36	498
1,894	Series 2006-WL2, Class 2A3, VAR, 0.394%, 01/25/36	1,533
4,776	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	4,972
	Mercedes-Benz Auto Receivables Trust,
2,722	Series 2009-1, Class A3, 1.670%, 01/15/14	2,744
6,000	Series 2010-1, Class A3, 1.420%, 08/15/14	6,054
7,019	Mid-State Trust, Series 2010-1, Class A, 3.500%, 12/15/45 (e)	6,940
2,089	Morgan Stanley ABS Capital I, Series 2004-WMC3, Class M1, VAR, 0.944%, 01/25/35	2,060
45,000	Nationstar Mortgage Advance Receivable Trust, Series 2009-ADV1, Class A1, VAR, 3.194%, 12/26/22 (e)	45,031
12,477	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.554%, 12/07/20	12,512
4,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.138%, 11/25/33	3,911
6,942	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	6,964
	Nissan Auto Receivables Owner Trust,
7,420	Series 2010-A, Class A3, 0.870%, 07/15/14	7,427
4,740	Series 2010-A, Class A4, 1.310%, 09/15/16	4,754
270	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.034%, 02/25/33	210
	PennyMac Loan Trust,
4,496	Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	4,484
14,000	Series 2010-NPL1, Class M1, VAR, 5.000%, 05/25/50 (e)	13,996
	Real Estate Asset Trust,
11,104	Series 2011-1A, Class A1, 5.500%, 11/25/48 (e) (f) (i)	11,121
13,910	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	13,910
14,193	Series 2011-3A, Class A1, 5.440%, 06/25/31 (e)	14,193
100	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	52
10,000	Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class A3, VAR, 0.534%, 10/25/35	8,572
	Residential Asset Securities Corp.,
76	Series 2002-KS4, Class AIIB, VAR, 0.694%, 07/25/32	45
102	Series 2003-KS5, Class AIIB, VAR, 0.774%, 07/25/33	66
119	Series 2003-KS9, Class A2B, VAR, 0.834%, 11/25/33	59
2,500	Series 2005-KS9, Class A3, VAR, 0.564%, 10/25/35	2,381
21,378	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	21,325
1,974	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	1,701
	Santander Drive Auto Receivables Trust,
8,830	Series 2010-3, Class A2, 0.930%, 06/17/13	8,840
6,100	Series 2010-3, Class A3, 1.200%, 06/16/14	6,122
1,200	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	1,214
5,634	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	5,634
5,656	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	5,742

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
		Asset-Backed Securities — Continued
5,000		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.464%, 06/25/35	4,657
		Structured Asset Securities Corp.,
2,818		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	2,857
1,182		Series 2002-AL1, Class A2, 3.450%, 02/25/32	1,120
4,452		Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	4,244
3,562		Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	3,398
		Toyota Auto Receivables Owner Trust,
12,510		Series 2010-C, Class A3, 0.770%, 04/15/14	12,533
11,810		Series 2011-A, Class A3, 0.980%, 10/15/14	11,859
4,585		Series 2011-A, Class A4, 1.560%, 05/15/15	4,628
337		Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	361
		USAA Auto Owner Trust,
5,938		Series 2009-2, Class A3, 1.540%, 02/18/14	5,973
3,080		Series 2009-2, Class A4, 2.530%, 07/15/15	3,172
		Westlake Automobile Receivables Trust,
2,966		Series 2011-1A, Class A2, 1.080%, 07/15/13 (e)	2,961
4,154		Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	4,157
		World Omni Auto Receivables Trust,
695		Series 2009-A, Class A3, 3.330%, 05/15/13	701
7,045		Series 2010-A, Class A4, 2.210%, 05/15/15	7,196

		Total Asset-Backed Securities (Cost $854,410)	859,359

Collateralized Mortgage Obligations — 35.4%
		Agency CMO — 23.4%
		Federal Home Loan Bank,
1,287		Series 2000-0606, Class Y, 5.270%, 12/28/12	1,355
24,423		Series 2000-1067, Class 1, 5.300%, 06/15/12	25,384
12,633		Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	13,732
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
569		Series 8, Class ZA, 7.000%, 03/25/23	638
349		Series 24, Class ZE, 6.250%, 11/25/23	393
2,536		Series 29, Class L, 7.500%, 04/25/24	2,669
		Federal Home Loan Mortgage Corp. REMICS,
83		Series 11, Class D, 9.500%, 07/15/19	90
26		Series 22, Class C, 9.500%, 04/15/20	28
41		Series 23, Class F, 9.600%, 04/15/20	45
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
17		Series 46, Class B, 7.800%, 09/15/20	20
8		Series 47, Class F, 10.000%, 06/15/20	9
–	(h)	Series 85, Class C, 8.600%, 01/15/21	–	(h)
29		Series 99, Class Z, 9.500%, 01/15/21	33
84		Series 114, Class H, 6.950%, 01/15/21	94
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	14
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
16		Series 1065, Class J, 9.000%, 04/15/21	19
9		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	16
25		Series 1084, Class F, VAR, 1.200%, 05/15/21	25
18		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	33
25		Series 1116, Class I, 5.500%, 08/15/21	27
75		Series 1144, Class KB, 8.500%, 09/15/21	87
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	3
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	26
57		Series 1206, Class IA, 7.000%, 03/15/22	64
76		Series 1250, Class J, 7.000%, 05/15/22	90
190		Series 1343, Class LA, 8.000%, 08/15/22	223
76		Series 1343, Class LB, 7.500%, 08/15/22	89
118		Series 1370, Class JA, VAR, 1.400%, 09/15/22	118

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
117	Series 1455, Class WB, IF, 4.550%, 12/15/22	115
1,122	Series 1466, Class PZ, 7.500%, 02/15/23	1,282
17	Series 1470, Class F, VAR, 2.452%, 02/15/23	17
201	Series 1491, Class I, 7.500%, 04/15/23	237
652	Series 1498, Class I, VAR, 1.400%, 04/15/23	652
833	Series 1502, Class PX, 7.000%, 04/15/23	832
110	Series 1505, Class Q, 7.000%, 05/15/23	124
463	Series 1518, Class G, IF, 8.875%, 05/15/23	523
86	Series 1541, Class M, HB, IF, 21.772%, 07/15/23	126
409	Series 1541, Class O, VAR, 2.540%, 07/15/23	415
23	Series 1570, Class F, VAR, 2.952%, 08/15/23	24
868	Series 1573, Class PZ, 7.000%, 09/15/23	981
510	Series 1591, Class PV, 6.250%, 10/15/23	547
30	Series 1595, Class D, 7.000%, 10/15/13	32
98	Series 1596, Class D, 6.500%, 10/15/13	98
51	Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	84
22	Series 1607, Class SA, IF, 19.509%, 10/15/13	26
2,899	Series 1608, Class L, 6.500%, 09/15/23	3,265
1,100	Series 1609, Class LG, IF, 16.792%, 11/15/23	1,323
1,016	Series 1642, Class PJ, 6.000%, 11/15/23	1,070
435	Series 1658, Class GZ, 7.000%, 01/15/24	464
16	Series 1671, Class L, 7.000%, 02/15/24	19
21	Series 1671, Class QC, IF, 10.000%, 02/15/24	24
24	Series 1686, Class SH, IF, 18.675%, 02/15/24	37
361	Series 1695, Class EB, 7.000%, 03/15/24	409
68	Series 1699, Class FC, VAR, 0.850%, 03/15/24	68
450	Series 1700, Class GA, PO, 02/15/24	413
1,861	Series 1706, Class K, 7.000%, 03/15/24	2,161
33	Series 1709, Class FA, VAR, 2.560%, 03/15/24	33
1,229	Series 1720, Class PL, 7.500%, 04/15/24	1,421
1,393	Series 1737, Class L, 6.000%, 06/15/24	1,533
165	Series 1745, Class D, 7.500%, 08/15/24	194
1,045	Series 1798, Class F, 5.000%, 05/15/23	1,133
22	Series 1807, Class G, 9.000%, 10/15/20	24
232	Series 1829, Class ZB, 6.500%, 03/15/26	261
23	Series 1844, Class E, 6.500%, 10/15/13	24
1,509	Series 1863, Class Z, 6.500%, 07/15/26	1,701
58	Series 1865, Class D, PO, 02/15/24	41
151	Series 1890, Class H, 7.500%, 09/15/26	176
423	Series 1899, Class ZE, 8.000%, 09/15/26	492
933	Series 1927, Class PH, 7.500%, 01/15/27	1,073
917	Series 1927, Class ZA, 6.500%, 01/15/27	921
24	Series 1935, Class FL, VAR, 0.950%, 02/15/27	24
322	Series 1963, Class Z, 7.500%, 01/15/27	370
48	Series 1970, Class PG, 7.250%, 07/15/27	55
920	Series 1981, Class Z, 6.000%, 05/15/27	1,003
584	Series 1983, Class Z, 6.500%, 12/15/23	661
374	Series 1987, Class PE, 7.500%, 09/15/27	443
532	Series 2019, Class Z, 6.500%, 12/15/27	620
168	Series 2025, Class PE, 6.300%, 01/15/13	168
2,056	Series 2033, Class J, 5.600%, 06/15/23	2,248
237	Series 2033, Class SN, HB, IF, 24.910%, 03/15/24	159
630	Series 2038, Class PN, IO, 7.000%, 03/15/28	146
1,722	Series 2040, Class PE, 7.500%, 03/15/28	2,035
706	Series 2054, Class PV, 7.500%, 05/15/28	738
150	Series 2055, Class OE, 6.500%, 05/15/13	150

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
235	Series 2056, Class TD, 6.500%, 05/15/18	258
1,034	Series 2063, Class PG, 6.500%, 06/15/28	1,174
178	Series 2064, Class TE, 7.000%, 06/15/28	208
643	Series 2070, Class C, 6.000%, 07/15/28	719
2,128	Series 2075, Class PH, 6.500%, 08/15/28	2,416
2,277	Series 2075, Class PM, 6.250%, 08/15/28	2,433
546	Series 2086, Class GB, 6.000%, 09/15/28	578
768	Series 2089, Class PJ, IO, 7.000%, 10/15/28	172
2,306	Series 2095, Class PE, 6.000%, 11/15/28	2,589
501	Series 2102, Class TC, 6.000%, 12/15/13	524
272	Series 2102, Class TU, 6.000%, 12/15/13	285
3,292	Series 2106, Class ZD, 6.000%, 12/15/28	3,626
6,152	Series 2110, Class PG, 6.000%, 01/15/29	6,775
1,143	Series 2115, Class PE, 6.000%, 01/15/14	1,183
1,244	Series 2125, Class JZ, 6.000%, 02/15/29	1,335
2,710	Series 2126, Class CB, 6.250%, 02/15/29	2,941
148	Series 2132, Class SB, HB, IF, 29.639%, 03/15/29	229
107	Series 2134, Class PI, IO, 6.500%, 03/15/19	19
32	Series 2135, Class UK, IO, 6.500%, 03/15/14	2
81	Series 2141, Class IO, IO, 7.000%, 04/15/29	18
265	Series 2163, Class PC, IO, 7.500%, 06/15/29	53
4,227	Series 2169, Class TB, 7.000%, 06/15/29	5,035
1,612	Series 2172, Class QC, 7.000%, 07/15/29	1,846
1,025	Series 2176, Class OJ, 7.000%, 08/15/29	1,200
5	Series 2196, Class TL, 7.500%, 11/15/29	5
811	Series 2201, Class C, 8.000%, 11/15/29	991
2,194	Series 2208, Class PG, 7.000%, 01/15/30	2,562
399	Series 2209, Class TC, 8.000%, 01/15/30	466
1,265	Series 2210, Class Z, 8.000%, 01/15/30	1,495
384	Series 2224, Class CB, 8.000%, 03/15/30	469
420	Series 2230, Class Z, 8.000%, 04/15/30	492
339	Series 2234, Class PZ, 7.500%, 05/15/30	393
293	Series 2247, Class Z, 7.500%, 08/15/30	339
777	Series 2256, Class MC, 7.250%, 09/15/30	926
1,377	Series 2259, Class ZM, 7.000%, 10/15/30	1,579
31	Series 2261, Class ZY, 7.500%, 10/15/30	36
99	Series 2262, Class Z, 7.500%, 10/15/30	115
1,289	Series 2271, Class PC, 7.250%, 12/15/30	1,536
2,371	Series 2283, Class K, 6.500%, 12/15/23	2,580
695	Series 2296, Class PD, 7.000%, 03/15/31	813
3,196	Series 2301, Class PA, 6.000%, 10/15/13	3,300
264	Series 2306, Class K, PO, 05/15/24	242
631	Series 2306, Class SE, IF, IO, 7.190%, 05/15/24	109
468	Series 2313, Class LA, 6.500%, 05/15/31	514
1,007	Series 2325, Class PM, 7.000%, 06/15/31	1,136
1,789	Series 2332, Class ZH, 7.000%, 07/15/31	1,970
279	Series 2333, Class HC, 6.000%, 07/15/31	279
2,028	Series 2344, Class QG, 6.000%, 08/15/16	2,184
10,106	Series 2344, Class ZD, 6.500%, 08/15/31	11,270
1,104	Series 2344, Class ZJ, 6.500%, 08/15/31	1,233
881	Series 2345, Class NE, 6.500%, 08/15/31	945
1,018	Series 2345, Class PQ, 6.500%, 08/15/16	1,083
382	Series 2347, Class VP, 6.500%, 03/15/20	396
1,275	Series 2351, Class PZ, 6.500%, 08/15/31	1,395
2,719	Series 2353, Class TD, 6.000%, 09/15/16	2,900
862	Series 2355, Class BP, 6.000%, 09/15/16	927

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
275	Series 2359, Class PM, 6.000%, 09/15/16	292
2,246	Series 2359, Class ZB, 8.500%, 06/15/31	2,637
1,438	Series 2360, Class PG, 6.000%, 09/15/16	1,554
236	Series 2363, Class PF, 6.000%, 09/15/16	254
725	Series 2366, Class MD, 6.000%, 10/15/16	782
829	Series 2367, Class ME, 6.500%, 10/15/31	923
1,041	Series 2388, Class FB, VAR, 0.798%, 01/15/29	1,046
2,155	Series 2391, Class QR, 5.500%, 12/15/16	2,325
617	Series 2394, Class MC, 6.000%, 12/15/16	667
1,067	Series 2399, Class OH, 6.500%, 01/15/32	1,192
1,761	Series 2399, Class TH, 6.500%, 01/15/32	1,967
1,907	Series 2410, Class NG, 6.500%, 02/15/32	2,145
1,039	Series 2410, Class OE, 6.375%, 02/15/32	1,157
2,361	Series 2410, Class QS, IF, 18.985%, 02/15/32	2,923
660	Series 2410, Class QX, IF, IO, 8.452%, 02/15/32	161
2,412	Series 2412, Class SP, IF, 15.704%, 02/15/32	2,980
2,147	Series 2420, Class XK, 6.500%, 02/15/32	2,397
1,215	Series 2423, Class MC, 7.000%, 03/15/32	1,367
1,595	Series 2423, Class MT, 7.000%, 03/15/32	1,795
1,911	Series 2423, Class TB, 6.500%, 03/15/32	2,131
580	Series 2425, Class OB, 6.000%, 03/15/17	629
2,657	Series 2430, Class WF, 6.500%, 03/15/32	3,025
3,238	Series 2434, Class TC, 7.000%, 04/15/32	3,679
6,627	Series 2434, Class ZA, 6.500%, 04/15/32	7,540
1,797	Series 2435, Class CJ, 6.500%, 04/15/32	2,074
1,628	Series 2435, Class VH, 6.000%, 07/15/19	1,650
1,320	Series 2436, Class MC, 7.000%, 04/15/32	1,491
699	Series 2441, Class GF, 6.500%, 04/15/32	796
1,501	Series 2444, Class ES, IF, IO, 7.752%, 03/15/32	317
1,239	Series 2450, Class GZ, 7.000%, 05/15/32	1,425
979	Series 2450, Class SW, IF, IO, 7.802%, 03/15/32	205
2,514	Series 2455, Class GK, 6.500%, 05/15/32	2,845
434	Series 2458, Class QE, 5.500%, 06/15/17	468
1,941	Series 2458, Class ZM, 6.500%, 06/15/32	2,188
2,011	Series 2463, Class CE, 6.000%, 06/15/17	2,170
1,702	Series 2466, Class DH, 6.500%, 06/15/32	1,916
2,386	Series 2466, Class PG, 6.500%, 04/15/32	2,550
1,400	Series 2466, Class PH, 6.500%, 06/15/32	1,612
2,057	Series 2474, Class NR, 6.500%, 07/15/32	2,330
5,460	Series 2475, Class S, IF, IO, 7.802%, 02/15/32	1,038
28	Series 2480, Class PV, 6.000%, 07/15/11	28
3,299	Series 2484, Class LZ, 6.500%, 07/15/32	3,849
294	Series 2488, Class WS, IF, 16.284%, 08/15/17	358
5,684	Series 2500, Class MC, 6.000%, 09/15/32	6,295
746	Series 2508, Class AQ, 5.500%, 10/15/17	812
4,073	Series 2512, Class PG, 5.500%, 10/15/22	4,533
307	Series 2513, Class YO, PO, 02/15/32	306
1,585	Series 2515, Class DE, 4.000%, 03/15/32	1,656
1,401	Series 2515, Class MG, 4.000%, 09/15/17	1,462
885	Series 2518, Class PX, 5.500%, 09/15/13	926
23	Series 2519, Class BT, 8.500%, 09/15/31	24
1,684	Series 2535, Class BK, 5.500%, 12/15/22	1,864
3,696	Series 2537, Class TE, 5.500%, 12/15/17	4,009
1,721	Series 2543, Class LX, 5.000%, 12/15/17	1,856
5,462	Series 2543, Class YX, 6.000%, 12/15/32	6,147
3,470	Series 2544, Class HC, 6.000%, 12/15/32	3,875

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
3,565	Series 2549, Class ZG, 5.000%, 01/15/18	3,664
3,763	Series 2552, Class ME, 6.000%, 01/15/33	4,225
1,904	Series 2567, Class QD, 6.000%, 02/15/33	2,144
15,000	Series 2568, Class KG, 5.500%, 02/15/23	16,624
1,997	Series 2571, Class FY, VAR, 0.948%, 12/15/32	2,021
355	Series 2571, Class SK, HB, IF, 33.646%, 09/15/23	607
1,177	Series 2571, Class SY, IF, 18.125%, 12/15/32	1,549
2,392	Series 2574, Class HP, 5.000%, 02/15/18	2,582
8,791	Series 2575, Class ME, 6.000%, 02/15/33	9,915
1,416	Series 2586, Class HD, 5.500%, 03/15/23	1,533
1,552	Series 2586, Class WI, IO, 6.500%, 03/15/33	315
126	Series 2591, Class WI, IO, 5.500%, 02/15/30	–	(h)
2,332	Series 2594, Class VQ, 6.000%, 08/15/20	2,385
1,420	Series 2595, Class HC, 5.500%, 04/15/23	1,611
2,051	Series 2596, Class QG, 6.000%, 03/15/33	2,291
1,343	Series 2597, Class AD, 6.500%, 03/15/32	1,409
499	Series 2597, Class DS, IF, IO, 7.352%, 02/15/33	30
667	Series 2599, Class DS, IF, IO, 6.802%, 02/15/33	35
2,727	Series 2610, Class DS, IF, IO, 6.902%, 03/15/33	111
1,940	Series 2611, Class SH, IF, IO, 7.452%, 10/15/21	54
1,614	Series 2611, Class UH, 4.500%, 05/15/18	1,708
3,835	Series 2617, Class GR, 4.500%, 05/15/18	4,109
153	Series 2619, Class HR, 3.500%, 11/15/31	158
379	Series 2619, Class IM, IO, 5.000%, 10/15/21	8
5,458	Series 2626, Class NS, IF, IO, 6.352%, 06/15/23	487
353	Series 2628, Class WA, 4.000%, 07/15/28	357
1,958	Series 2629, Class BY, IO, 4.500%, 03/15/18	145
1,771	Series 2630, Class S, IF, IO, 6.952%, 01/15/17	43
8,558	Series 2631, Class LC, 4.500%, 06/15/18	9,157
7,083	Series 2631, Class SA, IF, 14.487%, 06/15/33	8,330
13,288	Series 2636, Class Z, 4.500%, 06/15/18	14,222
1,633	Series 2637, Class SA, IF, IO, 5.902%, 06/15/18	186
920	Series 2638, Class DS, IF, 8.402%, 07/15/23	985
351	Series 2638, Class SA, IF, IO, 6.902%, 11/15/16	6
1,232	Series 2640, Class UG, IO, 5.000%, 01/15/32	128
5,689	Series 2640, Class UP, IO, 5.000%, 01/15/32	417
58	Series 2640, Class UR, IO, 4.500%, 08/15/17	1
798	Series 2640, Class VE, 3.250%, 07/15/22	827
738	Series 2642, Class SL, IF, 6.695%, 07/15/33	741
6	Series 2643, Class HI, IO, 4.500%, 12/15/16	–	(h)
483	Series 2646, Class SH, IF, 13.474%, 07/15/33	496
2,339	Series 2649, Class QE, 4.500%, 08/15/17	2,376
773	Series 2650, Class PO, PO, 12/15/32	697
3,627	Series 2650, Class SO, PO, 12/15/32	3,283
13,530	Series 2651, Class VZ, 4.500%, 07/15/18	14,477
4,250	Series 2655, Class EO, PO, 02/15/33	3,822
1,809	Series 2658, Class PE, 4.500%, 11/15/16	1,844
873	Series 2667, Class SW, IF, 6.607%, 01/15/18	907
353	Series 2668, Class S, IF, 11.604%, 09/15/33	358
1,485	Series 2668, Class SB, IF, 7.024%, 10/15/15	1,505
2,207	Series 2671, Class S, IF, 14.395%, 09/15/33	2,582
3,598	Series 2672, Class ME, 5.000%, 11/15/22	3,942
432	Series 2672, Class SJ, IF, 6.980%, 09/15/16	442
11,345	Series 2675, Class CK, 4.000%, 09/15/18	12,029
556	Series 2676, Class TS, IF, 15.844%, 01/15/32	577
8,000	Series 2677, Class LE, 4.500%, 09/15/18	8,756

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
2,928	Series 2682, Class YS, IF, 8.685%, 10/15/33	2,837
18,000	Series 2684, Class PO, PO, 01/15/33	16,318
75	Series 2684, Class SN, HB, IF, 27.260%, 10/15/33	83
1,361	Series 2684, Class TO, PO, 10/15/33	1,237
360	Series 2686, Class GB, 5.000%, 05/15/20	364
936	Series 2686, Class NS, IF, IO, 7.402%, 10/15/21	38
12,608	Series 2690, Class SJ, IF, 8.853%, 10/15/33	12,318
1,715	Series 2691, Class ND, 5.000%, 10/15/28	1,736
1,012	Series 2691, Class SE, IF, 9.260%, 12/15/28	1,031
1,023	Series 2691, Class SM, IF, 8.853%, 10/15/33	998
1,398	Series 2691, Class WS, IF, 8.703%, 10/15/33	1,353
2,407	Series 2692, Class SC, IF, 12.891%, 07/15/33	2,699
502	Series 2694, Class SQ, IF, 8.685%, 10/15/33	488
1,433	Series 2695, Class DE, 4.000%, 01/15/17	1,465
2,236	Series 2695, Class OB, PO, 10/15/33	1,755
495	Series 2696, Class CO, PO, 10/15/18	458
359	Series 2697, Class LE, 4.500%, 11/15/20	364
1,955	Series 2698, Class SV, IF, 8.703%, 11/15/33	1,899
4,458	Series 2700, Class S, IF, 8.703%, 11/15/33	4,335
1,791	Series 2702, Class PC, 5.000%, 01/15/23	1,945
1,273	Series 2705, Class SC, IF, 8.703%, 11/15/33	1,238
2,041	Series 2705, Class SD, IF, 8.745%, 11/15/33	1,982
7,400	Series 2707, Class QE, 4.500%, 11/15/18	8,111
5,000	Series 2709, Class PG, 5.000%, 11/15/23	5,469
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,252
2,240	Series 2715, Class OG, 5.000%, 01/15/23	2,468
4,480	Series 2716, Class UN, 4.500%, 12/15/23	4,841
2,085	Series 2720, Class PC, 5.000%, 12/15/23	2,284
3,286	Series 2725, Class OP, PO, 10/15/33	2,761
16,804	Series 2727, Class BS, IF, 8.778%, 01/15/34	16,358
10,505	Series 2733, Class SB, IF, 7.832%, 10/15/33	10,610
1,768	Series 2743, Class HD, 4.500%, 08/15/17	1,830
5,000	Series 2743, Class HE, 4.500%, 02/15/19	5,477
348	Series 2744, Class FE, VAR, 0.000%, 02/15/34	347
214	Series 2744, Class PD, 5.500%, 08/15/33	218
2,535	Series 2744, Class PE, 5.500%, 02/15/34	2,773
5,700	Series 2744, Class TU, 5.500%, 05/15/32	6,150
2,935	Series 2748, Class KO, PO, 10/15/23	2,664
42	Series 2754, Class JG, 4.500%, 03/15/33	42
1,348	Series 2755, Class PA, PO, 02/15/29	1,333
2,032	Series 2755, Class SA, IF, 13.804%, 05/15/30	2,291
3,857	Series 2758, Class AO, PO, 03/15/19	3,504
97	Series 2762, Class LO, PO, 03/15/34	95
153	Series 2764, Class UC, 5.000%, 05/15/27	153
87	Series 2766, Class SX, IF, 15.869%, 03/15/34	88
2,370	Series 2770, Class TW, 4.500%, 03/15/19	2,600
348	Series 2771, Class FG, VAR, 0.000%, 03/15/34	329
1,374	Series 2776, Class SK, IF, 8.778%, 04/15/34	1,346
5,800	Series 2777, Class KO, PO, 02/15/33	5,264
2,073	Series 2778, Class US, IF, IO, 7.002%, 06/15/33	81
432	Series 2780, Class JG, 4.500%, 04/15/19	460
1,000	Series 2780, Class SY, IF, 16.064%, 11/15/33	1,218
5,672	Series 2802, Class OH, 6.000%, 05/15/34	6,455
855	Series 2809, Class UB, 4.000%, 09/15/17	874
2,000	Series 2809, Class UC, 4.000%, 06/15/19	2,127
864	Series 2812, Class AB, 4.500%, 10/15/18	900

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
4,208	Series 2812, Class NO, PO, 10/15/33	3,249
6,350	Series 2827, Class QE, 5.500%, 03/15/33	6,830
99	Series 2827, Class SQ, IF, 7.500%, 01/15/19	100
3,100	Series 2835, Class BO, PO, 12/15/28	2,921
577	Series 2835, Class QO, PO, 12/15/32	492
590	Series 2840, Class JO, PO, 06/15/23	554
731	Series 2863, Class JA, 4.500%, 09/15/19	758
1,962	Series 2864, Class GB, 4.000%, 09/15/19	2,076
491	Series 2865, Class GO, PO, 10/15/33	487
45	Series 2890, Class DO, PO, 11/15/34	44
948	Series 2897, Class EO, PO, 10/15/31	936
1,337	Series 2903, Class UZ, 5.500%, 07/15/31	1,374
2,755	Series 2903, Class Z, 5.000%, 12/15/24	2,982
7,872	Series 2921, Class MD, 5.000%, 06/15/33	8,283
376	Series 2925, Class MW, VAR, 0.000%, 01/15/35	376
2,031	Series 2929, Class MS, HB, IF, 27.289%, 02/15/35	3,096
14,793	Series 2934, Class EC, PO, 02/15/20	13,418
873	Series 2934, Class EN, PO, 02/15/18	855
4,406	Series 2934, Class HI, IO, 5.000%, 02/15/20	561
3,106	Series 2934, Class KI, IO, 5.000%, 02/15/20	361
1,641	Series 2945, Class SA, IF, 11.938%, 03/15/20	1,893
2,319	Series 2965, Class GD, 4.500%, 04/15/20	2,545
1,412	Series 2967, Class S, HB, IF, 32.736%, 04/15/25	2,200
10,244	Series 2968, Class EH, 6.000%, 04/15/35	11,859
3,990	Series 2981, Class FA, VAR, 0.598%, 05/15/35	3,972
3,633	Series 2988, Class AF, VAR, 0.498%, 06/15/35	3,605
1,485	Series 2988, Class GS, IF, 16.130%, 06/15/35	1,624
182	Series 2988, Class SD, IF, 16.005%, 03/15/35	194
811	Series 2989, Class PO, PO, 06/15/23	761
1,772	Series 2990, Class GO, PO, 02/15/35	1,456
5,107	Series 2990, Class LK, VAR, 0.568%, 10/15/34	5,107
4,175	Series 2990, Class SL, HB, IF, 23.767%, 06/15/34	5,833
1,800	Series 2990, Class WP, IF, 16.517%, 06/15/35	2,162
4,665	Series 2991, Class EG, 5.500%, 11/15/34	4,933
5,000	Series 2992, Class LB, 5.000%, 06/15/20	5,590
10,758	Series 2995, Class FK, VAR, 0.448%, 05/15/34	10,743
911	Series 2996, Class SL, IF, 15.266%, 06/15/35	959
6,000	Series 2999, Class NC, 4.500%, 12/15/18	6,316
4,500	Series 2999, Class ND, 4.500%, 07/15/20	4,915
535	Series 3007, Class AI, IO, 5.500%, 07/15/24	46
329	Series 3014, Class OD, PO, 08/15/35	257
776	Series 3022, Class SX, IF, 16.380%, 08/15/25	946
1,912	Series 3029, Class SO, PO, 09/15/35	1,654
177	Series 3034, Class FB, VAR, 09/15/35	172
4,623	Series 3042, Class PF, VAR, 0.448%, 08/15/35	4,614
106	Series 3044, Class GU, VAR, 10/15/35	102
177	Series 3044, Class VO, PO, 10/15/35	162
2,257	Series 3047, Class OB, 5.500%, 12/15/33	2,392
20,220	Series 3049, Class XF, VAR, 0.548%, 05/15/33	20,211
1,814	Series 3051, Class DP, HB, IF, 27.157%, 10/15/25	2,604
173	Series 3058, Class YO, PO, 10/15/35	165
1,554	Series 3064, Class OB, 5.500%, 07/15/29	1,612
1,669	Series 3064, Class SG, IF, 19.340%, 11/15/35	2,168
6,326	Series 3065, Class DF, VAR, 0.578%, 04/15/35	6,328
946	Series 3068, Class AO, PO, 01/15/35	873
4,283	Series 3077, Class TO, PO, 04/15/35	3,825

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
974	Series 3100, Class MA, VAR, 2.625%, 12/15/35	944
7,568	Series 3101, Class UZ, 6.000%, 01/15/36	8,553
7,584	Series 3102, Class FB, VAR, 0.498%, 01/15/36	7,576
823	Series 3102, Class HS, HB, IF, 23.841%, 01/15/36	1,161
8,873	Series 3117, Class AO, PO, 02/15/36	7,725
1,811	Series 3117, Class EO, PO, 02/15/36	1,544
1,744	Series 3117, Class OK, PO, 02/15/36	1,446
5,431	Series 3122, Class OH, PO, 03/15/36	4,699
5,078	Series 3122, Class OP, PO, 03/15/36	4,417
125	Series 3122, Class ZB, 6.000%, 03/15/36	131
716	Series 3134, Class PO, PO, 03/15/36	629
5,068	Series 3137, Class XP, 6.000%, 04/15/36	5,662
3,897	Series 3138, Class PO, PO, 04/15/36	3,481
10,171	Series 3147, Class PO, PO, 04/15/36	9,219
642	Series 3149, Class SO, PO, 05/15/36	488
2,326	Series 3151, Class PO, PO, 05/15/36	2,031
4,697	Series 3153, Class EO, PO, 05/15/36	4,142
2,511	Series 3162, Class OB, 6.000%, 11/15/30	2,587
2,400	Series 3164, Class MG, 6.000%, 06/15/36	2,682
7,279	Series 3171, Class MO, PO, 06/15/36	6,135
1,238	Series 3174, Class PX, 5.000%, 06/15/17	1,347
3,358	Series 3179, Class OA, PO, 07/15/36	2,822
3,762	Series 3181, Class AZ, 6.500%, 07/15/36	4,328
7,978	Series 3184, Class OA, PO, 02/15/33	7,301
299	Series 3186, Class MT, IF, 4.598%, 07/15/36	301
7,300	Series 3189, Class PC, 6.000%, 08/15/35	8,145
3,208	Series 3194, Class SA, IF, IO, 6.902%, 07/15/36	458
7,030	Series 3195, Class PD, 6.500%, 07/15/36	7,903
13,250	Series 3200, Class AY, 5.500%, 08/15/36	14,491
31,359	Series 3202, Class HI, IF, IO, 6.452%, 08/15/36	5,399
1,480	Series 3213, Class OA, PO, 09/15/36	1,259
1,168	Series 3218, Class AO, PO, 09/15/36	969
7,000	Series 3218, Class BE, 6.000%, 09/15/35	7,832
11,062	Series 3219, Class DI, IO, 6.000%, 04/15/36	1,981
3,284	Series 3225, Class EO, PO, 10/15/36	2,776
4,495	Series 3232, Class ST, IF, IO, 6.502%, 10/15/36	630
1,309	Series 3233, Class OP, PO, 05/15/36	1,112
603	Series 3253, Class A, 5.000%, 08/15/20	635
21,046	Series 3253, Class PO, PO, 12/15/21	19,325
1,386	Series 3256, Class PO, PO, 12/15/36	1,116
2,682	Series 3260, Class CS, IF, IO, 5.942%, 01/15/37	386
1,291	Series 3261, Class OA, PO, 01/15/37	1,045
299	Series 3263, Class TP, VAR, 08/15/35	296
9,000	Series 3266, Class D, 5.000%, 01/15/22	10,013
9	Series 3269, Class WF, VAR, 01/15/37	9
8,200	Series 3274, Class B, 6.000%, 02/15/37	9,157
2,017	Series 3274, Class JO, PO, 02/15/37	1,709
5,474	Series 3275, Class FL, VAR, 0.638%, 02/15/37	5,455
5,500	Series 3284, Class CB, 5.000%, 03/15/22	6,097
2,937	Series 3286, Class PO, PO, 03/15/37	2,394
4,964	Series 3290, Class SB, IF, IO, 6.252%, 03/15/37	657
3,000	Series 3302, Class UT, 6.000%, 04/15/37	3,353
4,222	Series 3305, Class MG, IF, 2.418%, 07/15/34	4,216
6,352	Series 3315, Class HZ, 6.000%, 05/15/37	7,127
321	Series 3318, Class AO, PO, 05/15/37	283
5,000	Series 3329, Class JD, 6.000%, 06/15/36	5,607

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
3,500	Series 3329, Class WK, 6.000%, 12/15/31	3,666
2,414	Series 3331, Class PO, PO, 06/15/37	2,122
3,387	Series 3334, Class MC, 5.000%, 04/15/33	3,490
4,077	Series 3344, Class SL, IF, IO, 6.402%, 07/15/37	571
132	Series 3356, Class PA, 6.000%, 11/15/26	132
3,257	Series 3369, Class VA, 6.000%, 07/15/18	3,532
1,460	Series 3371, Class FA, VAR, 0.798%, 09/15/37	1,469
2,317	Series 3373, Class TO, PO, 04/15/37	1,955
16,890	Series 3383, Class SA, IF, IO, 6.252%, 11/15/37	2,380
22,218	Series 3387, Class SA, IF, IO, 6.222%, 11/15/37	2,715
2,833	Series 3389, Class DQ, 5.750%, 10/15/35	3,081
5,775	Series 3398, Class PO, PO, 01/15/36	5,250
22,301	Series 3404, Class SC, IF, IO, 5.802%, 01/15/38	2,449
1,286	Series 3422, Class SE, IF, 16.955%, 02/15/38	1,522
11,415	Series 3424, Class PI, IF, IO, 6.602%, 04/15/38	1,639
13,013	Series 3430, Class AI, IO, 1.417%, 09/15/12	164
24,489	Series 3437, Class AI, IO, 1.335%, 09/15/11	50
551	Series 3443, Class SY, IF, 9.000%, 03/15/37	539
14,500	Series 3453, Class B, 5.500%, 05/15/38	15,848
7,921	Series 3455, Class SE, IF, IO, 6.002%, 06/15/38	982
2,441	Series 3461, Class LZ, 6.000%, 06/15/38	2,719
7,144	Series 3461, Class Z, 6.000%, 06/15/38	8,132
13,777	Series 3481, Class SJ, IF, IO, 5.652%, 08/15/38	1,581
7,500	Series 3493, Class LA, 4.000%, 10/15/23	7,980
6,500	Series 3501, Class CB, 5.500%, 01/15/39	7,104
12,637	Series 3505, Class SA, IF, IO, 5.802%, 01/15/39	1,345
3,091	Series 3510, Class OD, PO, 02/15/37	2,677
12,236	Series 3511, Class SA, IF, IO, 5.802%, 02/15/39	1,253
2,334	Series 3515, Class PI, IO, 5.500%, 07/15/37	299
3,224	Series 3523, Class SD, IF, 19.118%, 06/15/36	3,989
376	Series 3531, Class MZ, 4.500%, 05/15/39	378
17,922	Series 3531, Class SA, IF, IO, 6.102%, 05/15/39	2,241
11,781	Series 3531, Class SM, IF, IO, 5.902%, 05/15/39	1,637
4,586	Series 3546, Class A, VAR, 5.937%, 02/15/39	4,940
13,634	Series 3549, Class FA, VAR, 1.398%, 07/15/39	13,722
6,224	Series 3564, Class JA, 4.000%, 01/15/18	6,569
5,750	Series 3607, Class AO, PO, 04/15/36	4,533
10,538	Series 3607, Class BO, PO, 04/15/36	8,307
5,655	Series 3607, Class EO, PO, 02/15/33	5,084
7,593	Series 3607, Class OP, PO, 07/15/37	6,421
5,349	Series 3607, Class TO, PO, 10/15/39	4,545
17,668	Series 3608, Class SC, IF, IO, 6.052%, 12/15/39	2,151
12,331	Series 3611, Class PO, PO, 07/15/34	10,403
8,424	Series 3621, Class BO, PO, 01/15/40	7,066
4,600	Series 3632, Class BS, IF, 16.840%, 02/15/40	5,750
2,772	Series 3645, Class KZ, 5.500%, 08/15/36	3,053
6,800	Series 3654, Class DC, 5.000%, 04/15/30	7,202
4,039	Series 3654, Class VB, 5.500%, 10/15/27	4,484
3,902	Series 3659, Class VE, 5.000%, 03/15/26	4,267
12,259	Series 3666, Class VA, 5.500%, 12/15/22	13,548
25,373	Series 3680, Class MA, 4.500%, 07/15/39	27,184
19,133	Series 3687, Class MA, 4.500%, 02/15/37	20,552
9,814	Series 3688, Class CU, VAR, 6.816%, 11/15/21	10,747
32,052	Series 3688, Class GT, VAR, 7.158%, 11/15/46	37,227
88,646	Series 3704, Class CT, 7.000%, 12/15/36	101,439
40,480	Series 3704, Class DT, 7.500%, 11/15/36	46,872

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
37,376	Series 3704, Class ET, 7.500%, 12/15/36	43,306
22,710	Series 3740, Class SB, IF, IO, 5.802%, 10/15/40	3,564
23,564	Series 3740, Class SC, IF, IO, 5.802%, 10/15/40	4,025
54,017	Series 3747, Class HI, IO, 4.500%, 07/15/37	8,826
31,135	Series 3756, Class IP, IO, 4.000%, 08/15/35	4,458
41,065	Series 3759, Class HI, IO, 4.000%, 08/15/37	6,303
34,163	Series 3760, Class GI, IO, 4.000%, 10/15/37	5,946
24,460	Series 3760, Class NI, IO, 4.000%, 10/15/37	3,980
19,551	Series 3779, Class IH, IO, 4.000%, 11/15/34	2,721
12,858	Series 3800, Class AI, IO, 4.000%, 11/15/29	2,171
83,617	Series 3802, Class LS, IF, IO, 4.531%, 01/15/40	6,637
13,963	Series R006, Class ZA, 6.000%, 04/15/36	15,986
18,884	Series R007, Class ZA, 6.000%, 05/15/36	21,094
	Federal Home Loan Mortgage Corp. STRIPS,
7	Series 134, Class B, IO, 9.000%, 04/01/22	1
4,926	Series 197, Class PO, PO, 04/01/28	4,155
13,041	Series 233, Class 11, IO, 5.000%, 09/15/35	2,758
10,624	Series 233, Class 12, IO, 5.000%, 09/15/35	2,228
20,573	Series 233, Class 13, IO, 5.000%, 09/15/35	4,263
64,774	Series 239, Class S30, IF, IO, 7.502%, 08/15/36	9,522
6,320	Series 243, Class 16, IO, 4.500%, 11/15/20	689
3,998	Series 243, Class 17, IO, 4.500%, 12/15/20	443
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,294	Series T-41, Class 3A, VAR, 7.079%, 07/25/32	1,478
5,566	Series T-42, Class A5, 7.500%, 02/25/42	6,575
3,824	Series T-48, Class 1A, VAR, 6.389%, 07/25/33	4,400
836	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	977
5,210	Series T-54, Class 2A, 6.500%, 02/25/43	5,921
1,792	Series T-54, Class 3A, 7.000%, 02/25/43	2,099
12,745	Series T-56, Class A5, 5.231%, 05/25/43	13,562
1,473	Series T-57, Class 1A3, 7.500%, 07/25/43	1,747
554	Series T-57, Class 1AP, PO, 07/25/43	473
7,099	Series T-58, Class 4A, 7.500%, 09/25/43	8,556
672	Series T-58, Class APO, PO, 09/25/43	506
6,950	Series T-59, Class 1A2, 7.000%, 10/25/43	8,087
767	Series T-59, Class 1AP, PO, 10/25/43	649
35,125	Series T-76, Class 2A, VAR, 3.642%, 10/25/37	35,730
	Federal National Mortgage Association Grantor Trust,
2,579	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	2,943
3,459	Series 2001-T10, Class A2, 7.500%, 12/25/41	3,988
2,875	Series 2001-T3, Class A1, 7.500%, 11/25/40	3,272
3,256	Series 2002-T16, Class A2, 7.000%, 07/25/42	3,724
1,503	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,680
7,504	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	8,660
4,491	Series 2004-T2, Class 2A, VAR, 4.044%, 07/25/43	4,654
10,975	Series 2004-T3, Class 1A2, 6.500%, 02/25/44	12,805
4,153	Series 2004-T3, Class 1A3, 7.000%, 02/25/44	4,853
1,208	Series 2004-T3, Class PT1, VAR, 9.248%, 01/25/44	1,477
	Federal National Mortgage Association REMICS,
21	Series 1988-7, Class Z, 9.250%, 04/25/18	24
86	Series 1989-70, Class G, 8.000%, 10/25/19	102
42	Series 1989-78, Class H, 9.400%, 11/25/19	49
36	Series 1989-83, Class H, 8.500%, 11/25/19	43
38	Series 1989-89, Class H, 9.000%, 11/25/19	44
22	Series 1990-1, Class D, 8.800%, 01/25/20	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
		Agency CMO — Continued
10		Series 1990-7, Class B, 8.500%, 01/25/20	11
12		Series 1990-60, Class K, 5.500%, 06/25/20	13
19		Series 1990-63, Class H, 9.500%, 06/25/20	22
13		Series 1990-93, Class G, 5.500%, 08/25/20	14
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	5
98		Series 1990-102, Class J, 6.500%, 08/25/20	109
80		Series 1990-120, Class H, 9.000%, 10/25/20	92
10		Series 1990-134, Class SC, HB, IF, 21.272%, 11/25/20	15
1		Series 1990-140, Class K, HB, 652.145%, 12/25/20	8
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
25		Series 1991-24, Class Z, 5.000%, 03/25/21	26
27		Series 1991-42, Class S, IF, 17.292%, 05/25/21	34
4		Series 1992-101, Class J, 7.500%, 06/25/22	4
667		Series 1992-117, Class MA, 8.000%, 07/25/22	769
118		Series 1992-136, Class PK, 6.000%, 08/25/22	130
129		Series 1992-143, Class MA, 5.500%, 09/25/22	141
802		Series 1992-150, Class M, 8.000%, 09/25/22	984
267		Series 1992-163, Class M, 7.750%, 09/25/22	306
390		Series 1992-188, Class PZ, 7.500%, 10/25/22	445
189		Series 1993-21, Class KA, 7.700%, 03/25/23	216
466		Series 1993-25, Class J, 7.500%, 03/25/23	531
74		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	90
1,169		Series 1993-37, Class PX, 7.000%, 03/25/23	1,316
408		Series 1993-54, Class Z, 7.000%, 04/25/23	460
4,438		Series 1993-56, Class PZ, 7.000%, 05/25/23	5,012
196		Series 1993-62, Class SA, IF, 17.145%, 04/25/23	271
2,481		Series 1993-99, Class Z, 7.000%, 07/25/23	2,844
112		Series 1993-122, Class M, 6.500%, 07/25/23	125
2,193		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	2,623
3,510		Series 1993-141, Class Z, 7.000%, 08/25/23	4,058
101		Series 1993-165, Class SD, IF, 11.776%, 09/25/23	113
126		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	151
84		Series 1993-167, Class GA, 7.000%, 09/25/23	86
181		Series 1993-178, Class PK, 6.500%, 09/25/23	203
83		Series 1993-179, Class SB, HB, IF, 23.398%, 10/25/23	124
56		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	67
3,434		Series 1993-183, Class KA, 6.500%, 10/25/23	3,856
1,390		Series 1993-189, Class PL, 6.500%, 10/25/23	1,561
248		Series 1993-199, Class FA, VAR, 0.769%, 10/25/23	249
161		Series 1993-205, Class H, PO, 09/25/23	143
167		Series 1993-220, Class SG, IF, 15.563%, 11/25/13	184
112		Series 1993-225, Class SG, HB, IF, 26.596%, 12/25/13	138
242		Series 1993-225, Class UB, 6.500%, 12/25/23	264
69		Series 1993-230, Class FA, VAR, 0.819%, 12/25/23	69
239		Series 1993-247, Class FE, VAR, 1.219%, 12/25/23	242
292		Series 1993-247, Class SA, HB, IF, 24.580%, 12/25/23	444
111		Series 1993-247, Class SU, IF, 11.498%, 12/25/23	140
921		Series 1993-250, Class Z, 7.000%, 12/25/23	995
1,320		Series 1993-257, Class C, PO, 06/25/23	1,303
18		Series 1994-9, Class E, PO, 11/25/23	16
967		Series 1994-37, Class L, 6.500%, 03/25/24	1,115
4,585		Series 1994-40, Class Z, 6.500%, 03/25/24	5,140
5,986		Series 1994-62, Class PK, 7.000%, 04/25/24	6,862
3,224		Series 1994-63, Class PK, 7.000%, 04/25/24	3,748
138		Series 1995-2, Class Z, 8.500%, 01/25/25	160

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
373	Series 1995-19, Class Z, 6.500%, 11/25/23	429
1,750	Series 1996-14, Class SE, IF, IO, 7.340%, 08/25/23	309
73	Series 1996-27, Class FC, VAR, 0.719%, 03/25/17	73
1,408	Series 1996-48, Class Z, 7.000%, 11/25/26	1,596
178	Series 1996-59, Class J, 6.500%, 08/25/22	198
208	Series 1996-59, Class K, 6.500%, 07/25/23	215
374	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	19
1,308	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	65
259	Series 1997-27, Class J, 7.500%, 04/18/27	288
291	Series 1997-29, Class J, 7.500%, 04/20/27	328
981	Series 1997-32, Class PG, 6.500%, 04/25/27	1,133
1,140	Series 1997-39, Class PD, 7.500%, 05/20/27	1,282
253	Series 1997-42, Class EN, 7.250%, 07/18/27	265
101	Series 1997-42, Class ZC, 6.500%, 07/18/27	115
1,550	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,739
436	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	90
67	Series 1998-4, Class C, PO, 04/25/23	61
1,138	Series 1998-36, Class ZB, 6.000%, 07/18/28	1,277
338	Series 1998-43, Class SA, IF, IO, 15.813%, 04/25/23	124
520	Series 1998-66, Class SB, IF, IO, 7.956%, 12/25/28	99
310	Series 1999-17, Class C, 6.350%, 04/25/29	352
2,081	Series 1999-18, Class Z, 5.500%, 04/18/29	2,300
561	Series 1999-38, Class SK, IF, IO, 7.856%, 08/25/23	83
155	Series 1999-52, Class NS, HB, IF, 22.837%, 10/25/23	227
405	Series 1999-62, Class PB, 7.500%, 12/18/29	466
2,220	Series 2000-2, Class ZE, 7.500%, 02/25/30	2,554
673	Series 2000-20, Class SA, IF, IO, 8.906%, 07/25/30	164
100	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	24
894	Series 2001-4, Class PC, 7.000%, 03/25/21	979
445	Series 2001-5, Class OW, 6.000%, 03/25/16	464
339	Series 2001-7, Class PF, 7.000%, 03/25/31	388
1,135	Series 2001-7, Class PR, 6.000%, 03/25/16	1,191
1,142	Series 2001-10, Class PR, 6.000%, 04/25/16	1,196
997	Series 2001-30, Class PM, 7.000%, 07/25/31	1,142
2,453	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	513
1,661	Series 2001-36, Class DE, 7.000%, 08/25/31	1,906
2,096	Series 2001-44, Class MY, 7.000%, 09/25/31	2,403
631	Series 2001-44, Class PD, 7.000%, 09/25/31	723
449	Series 2001-44, Class PU, 7.000%, 09/25/31	516
5,302	Series 2001-48, Class Z, 6.500%, 09/25/21	5,947
622	Series 2001-49, Class Z, 6.500%, 09/25/31	708
285	Series 2001-52, Class KB, 6.500%, 10/25/31	324
874	Series 2001-52, Class XN, 6.500%, 11/25/15	948
4,935	Series 2001-60, Class PX, 6.000%, 11/25/31	5,547
1,292	Series 2001-60, Class QS, HB, IF, 23.821%, 09/25/31	2,034
3,273	Series 2001-61, Class Z, 7.000%, 11/25/31	3,755
965	Series 2001-71, Class MB, 6.000%, 12/25/16	1,042
1,669	Series 2001-71, Class QE, 6.000%, 12/25/16	1,800
223	Series 2001-72, Class SX, IF, 17.014%, 12/25/31	281
5,331	Series 2001-74, Class MB, 6.000%, 12/25/16	5,756
514	Series 2001-80, Class PE, 6.000%, 07/25/29	525
174	Series 2001-81, Class LO, PO, 01/25/32	150
1,592	Series 2002-1, Class G, 7.000%, 07/25/23	1,798
839	Series 2002-1, Class HC, 6.500%, 02/25/22	899
566	Series 2002-1, Class SA, HB, IF, 24.557%, 02/25/32	826
239	Series 2002-1, Class UD, HB, IF, 23.734%, 12/25/23	365

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
1,416	Series 2002-2, Class UC, 6.000%, 02/25/17	1,530
3,790	Series 2002-3, Class OG, 6.000%, 02/25/17	4,086
2,840	Series 2002-5, Class PK, 6.000%, 02/25/22	3,236
657	Series 2002-7, Class OG, 6.000%, 03/25/17	708
2,143	Series 2002-7, Class TG, 6.000%, 03/25/17	2,308
733	Series 2002-11, Class QG, 5.500%, 03/25/17	788
3,017	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	161
51	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	53
10,444	Series 2002-15, Class ZA, 6.000%, 04/25/32	11,694
3,561	Series 2002-16, Class PG, 6.000%, 04/25/17	3,882
4,765	Series 2002-18, Class PC, 5.500%, 04/25/17	4,996
652	Series 2002-19, Class PE, 6.000%, 04/25/17	703
137	Series 2002-21, Class LO, PO, 04/25/32	120
1,835	Series 2002-21, Class PE, 6.500%, 04/25/32	2,070
2,467	Series 2002-24, Class AJ, 6.000%, 04/25/17	2,697
3,395	Series 2002-28, Class PK, 6.500%, 05/25/32	3,863
1,372	Series 2002-31, Class S, IF, 18.854%, 05/25/17	1,726
1,632	Series 2002-37, Class Z, 6.500%, 06/25/32	1,859
7,716	Series 2002-38, Class QE, 6.000%, 06/25/17	8,313
1,003	Series 2002-42, Class C, 6.000%, 07/25/17	1,088
4,156	Series 2002-48, Class GH, 6.500%, 08/25/32	4,689
5,000	Series 2002-54, Class PG, 6.000%, 09/25/22	5,595
528	Series 2002-55, Class QE, 5.500%, 09/25/17	578
7,255	Series 2002-56, Class UC, 5.500%, 09/25/17	7,871
2,804	Series 2002-57, Class AE, 5.500%, 09/25/17	3,037
714	Series 2002-63, Class KC, 5.000%, 10/25/17	769
791	Series 2002-71, Class AP, 5.000%, 11/25/32	862
6,353	Series 2002-71, Class KM, 5.000%, 11/25/17	6,843
943	Series 2002-77, Class S, IF, 14.128%, 12/25/32	1,105
15,943	Series 2002-78, Class Z, 5.500%, 12/25/32	17,563
7,920	Series 2002-81, Class JO, PO, 04/25/32	7,364
1,926	Series 2002-83, Class CS, 6.881%, 08/25/23	2,172
1,743	Series 2002-84, Class VB, 5.500%, 04/25/15	1,885
1,374	Series 2002-90, Class A1, 6.500%, 06/25/42	1,603
203	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	11
6,216	Series 2002-94, Class BK, 5.500%, 01/25/18	6,777
1,302	Series 2003-9, Class NZ, 6.500%, 02/25/33	1,477
1,609	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	321
4,550	Series 2003-22, Class UD, 4.000%, 04/25/33	4,605
5,317	Series 2003-23, Class PG, 5.500%, 01/25/32	5,573
638	Series 2003-27, Class DW, 4.500%, 04/25/17	655
1,400	Series 2003-32, Class KC, 5.000%, 05/25/18	1,531
6,007	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	1,379
2,614	Series 2003-34, Class AX, 6.000%, 05/25/33	2,927
2,256	Series 2003-34, Class ED, 6.000%, 05/25/33	2,608
640	Series 2003-34, Class GB, 6.000%, 03/25/33	720
1,199	Series 2003-34, Class GE, 6.000%, 05/25/33	1,392
899	Series 2003-35, Class EA, PO, 05/25/33	792
708	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	144
1,960	Series 2003-39, Class LW, 5.500%, 05/25/23	2,201
2,800	Series 2003-41, Class PE, 5.500%, 05/25/23	3,161
1,092	Series 2003-42, Class GB, 4.000%, 05/25/33	1,148
945	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	56
2,715	Series 2003-47, Class PE, 5.750%, 06/25/33	3,051
1,253	Series 2003-52, Class SX, HB, IF, 22.368%, 10/25/31	1,813
4,343	Series 2003-56, Class AZ, 5.500%, 08/25/31	4,557

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
70	Series 2003-60, Class NJ, 5.000%, 07/25/21	70
2,547	Series 2003-64, Class SX, IF, 13.224%, 07/25/33	2,708
5,000	Series 2003-67, Class TJ, 4.750%, 07/25/18	5,495
124	Series 2003-67, Class VQ, 7.000%, 01/25/19	127
163	Series 2003-68, Class QP, 3.000%, 07/25/22	166
3,830	Series 2003-71, Class DS, IF, 7.186%, 08/25/33	3,804
17,176	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	3,108
5,000	Series 2003-73, Class HC, 5.500%, 08/25/33	5,526
3,201	Series 2003-73, Class HF, VAR, 0.644%, 01/25/31	3,205
523	Series 2003-74, Class SH, IF, 9.821%, 08/25/33	521
2,415	Series 2003-76, Class SH, IF, 13.812%, 09/25/31	2,792
6,848	Series 2003-80, Class SY, IF, IO, 7.456%, 06/25/23	785
7,000	Series 2003-81, Class HC, 4.750%, 09/25/18	7,586
1,580	Series 2003-81, Class LC, 4.500%, 09/25/18	1,713
1,960	Series 2003-82, Class VB, 5.500%, 08/25/33	2,157
8,876	Series 2003-83, Class PG, 5.000%, 06/25/23	9,650
1,344	Series 2003-91, Class SD, IF, 12.177%, 09/25/33	1,516
705	Series 2003-92, Class GA, 4.500%, 09/25/18	735
199	Series 2003-92, Class SH, IF, 9.265%, 09/25/18	203
18,276	Series 2003-105, Class AZ, 5.500%, 10/25/33	21,250
2,186	Series 2003-106, Class US, IF, 8.784%, 11/25/23	2,200
6,686	Series 2003-116, Class SB, IF, IO, 7.406%, 11/25/33	1,116
6,610	Series 2003-117, Class JB, 3.500%, 06/25/33	6,870
2,240	Series 2003-122, Class TE, 5.000%, 12/25/22	2,463
1,018	Series 2003-128, Class KE, 4.500%, 01/25/14	1,055
3,300	Series 2003-128, Class NG, 4.000%, 01/25/19	3,516
2,265	Series 2003-130, Class CS, IF, 13.712%, 12/25/33	2,659
1,173	Series 2003-130, Class SX, IF, 11.229%, 01/25/34	1,300
1,175	Series 2003-131, Class SK, IF, 15.812%, 01/25/34	1,435
603	Series 2003-132, Class OA, PO, 08/25/33	526
5,895	Series 2004-3, Class BE, 4.000%, 02/25/19	6,272
4,286	Series 2004-4, Class QI, IF, IO, 6.906%, 06/25/33	684
3,188	Series 2004-4, Class QM, IF, 13.812%, 06/25/33	3,731
2,919	Series 2004-10, Class SC, HB, IF, 27.824%, 02/25/34	4,328
2,182	Series 2004-14, Class SD, IF, 8.784%, 03/25/34	2,126
4,433	Series 2004-17, Class H, 5.500%, 04/25/34	4,677
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,064
1,913	Series 2004-21, Class CO, PO, 04/25/34	1,490
464	Series 2004-22, Class A, 4.000%, 04/25/19	482
3,275	Series 2004-25, Class PC, 5.500%, 01/25/34	3,622
4,520	Series 2004-25, Class SA, IF, 18.992%, 04/25/34	5,854
8,100	Series 2004-27, Class HB, 4.000%, 05/25/19	8,616
7,039	Series 2004-28, Class PF, VAR, 0.594%, 03/25/34	7,066
10,967	Series 2004-36, Class FA, VAR, 0.594%, 05/25/34	11,015
2,157	Series 2004-36, Class PC, 5.500%, 02/25/34	2,388
4,689	Series 2004-36, Class SA, IF, 18.992%, 05/25/34	6,211
1,688	Series 2004-36, Class SN, IF, 13.812%, 07/25/33	1,975
7,674	Series 2004-46, Class EP, PO, 03/25/34	6,782
3,804	Series 2004-46, Class HS, IF, IO, 5.806%, 05/25/30	190
1,107	Series 2004-46, Class QB, HB, IF 23.224%, 05/25/34	1,513
983	Series 2004-46, Class SK, IF, 15.967%, 05/25/34	1,166
1,186	Series 2004-51, Class SY, IF, 13.852%, 07/25/34	1,394
1,363	Series 2004-53, Class NC, 5.500%, 07/25/24	1,458
1,148	Series 2004-59, Class BG, PO, 12/25/32	972
1,353	Series 2004-61, Class CO, PO, 10/25/31	1,343
296	Series 2004-61, Class SH, HB, IF, 23.212%, 11/25/32	405

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
891	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	887
5,000	Series 2004-65, Class EY, 5.500%, 08/25/24	5,620
12,000	Series 2004-72, Class CB, 4.000%, 09/25/19	12,770
1,107	Series 2004-74, Class SW, IF, 15.106%, 11/25/31	1,382
2,251	Series 2004-76, Class CL, 4.000%, 10/25/19	2,386
4,192	Series 2004-79, Class S, IF, 19.267%, 08/25/32	5,282
1,395	Series 2004-79, Class SP, IF, 19.267%, 11/25/34	1,805
2,000	Series 2004-81, Class AC, 4.000%, 11/25/19	2,120
9,600	Series 2004-81, Class JG, 5.000%, 11/25/24	10,608
1,000	Series 2004-89, Class EA, IF, 12.869%, 01/25/34	1,131
1,622	Series 2004-92, Class BX, 5.500%, 09/25/34	1,769
237	Series 2004-92, Class JO, PO, 12/25/34	235
2,120	Series 2004-101, Class HD, 5.000%, 01/25/20	2,360
1,246	Series 2005-14, Class BA, 4.500%, 04/25/19	1,300
5,600	Series 2005-16, Class LE, 5.500%, 07/25/33	6,149
4,744	Series 2005-25, Class PF, VAR, 0.544%, 04/25/35	4,727
591	Series 2005-27, Class TH, 5.500%, 07/25/31	615
1,355	Series 2005-40, Class ZM, 5.000%, 05/25/35	1,459
1,101	Series 2005-42, Class PS, IF, 16.515%, 05/25/35	1,335
1,144	Series 2005-45, Class BG, 4.500%, 06/25/25	1,161
23	Series 2005-47, Class AN, 5.000%, 12/25/16	23
392	Series 2005-52, Class PA, 6.500%, 06/25/35	429
4,649	Series 2005-56, Class S, IF, IO, 6.516%, 07/25/35	748
2,189	Series 2005-56, Class TP, IF, 17.568%, 08/25/33	2,732
1,556	Series 2005-57, Class CD, HB, IF, 24.398%, 01/25/35	2,162
487	Series 2005-57, Class DC, HB, IF 21.144%, 12/25/34	619
7,223	Series 2005-57, Class EG, VAR, 0.494%, 03/25/35	7,218
1,000	Series 2005-59, Class SU, HB, IF, 24.530%, 06/25/35	1,310
1,256	Series 2005-66, Class SG, IF, 16.890%, 07/25/35	1,501
8,500	Series 2005-67, Class EY, 5.500%, 08/25/25	9,488
1,500	Series 2005-68, Class BC, 5.250%, 06/25/35	1,644
6,366	Series 2005-68, Class PG, 5.500%, 08/25/35	7,064
2,500	Series 2005-68, Class UC, 5.000%, 06/25/35	2,725
6,901	Series 2005-72, Class SB, IF, 16.390%, 08/25/35	8,283
1,929	Series 2005-73, Class PS, IF, 16.215%, 08/25/35	2,330
9,408	Series 2005-73, Class ZB, 5.500%, 08/25/35	10,249
1,651	Series 2005-74, Class CP, HB, IF 24.039%, 05/25/35	2,435
7,194	Series 2005-74, Class CS, IF, 19.486%, 05/25/35	9,488
4,946	Series 2005-74, Class SK, IF, 19.596%, 05/25/35	6,539
1,087	Series 2005-75, Class SV, HB, IF, 23.424%, 09/25/35	1,514
7,958	Series 2005-84, Class XM, 5.750%, 10/25/35	8,751
194	Series 2005-86, Class GB, 5.000%, 10/25/35	198
1,980	Series 2005-88, Class QO, PO, 11/25/33	1,964
2,589	Series 2005-90, Class ES, IF, 16.390%, 10/25/35	3,114
1,533	Series 2005-90, Class PO, PO, 09/25/35	1,369
5,969	Series 2005-93, Class MF, VAR, 0.444%, 08/25/34	5,957
13,293	Series 2005-106, Class US, HB, IF, 23.855%, 11/25/35	19,465
5,146	Series 2005-109, Class PB, 6.000%, 01/25/34	5,391
1,000	Series 2005-109, Class PC, 6.000%, 12/25/35	1,132
13,748	Series 2005-110, Class GJ, 5.500%, 11/25/30	14,510
17,500	Series 2005-110, Class GK, 5.500%, 08/25/34	19,263
5,659	Series 2005-110, Class GL, 5.500%, 12/25/35	6,281
2,669	Series 2005-110, Class MJ, 5.500%, 01/25/33	2,800
2,840	Series 2005-110, Class MN, 5.500%, 06/25/35	3,161
1,386	Series 2005-116, Class PB, 6.000%, 04/25/34	1,506
24,323	Series 2005-118, Class ME, 6.000%, 01/25/32	24,855

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
22,000	Series 2005-118, Class PN, 6.000%, 01/25/32	24,025
8,012	Series 2005-123, Class FG, VAR, 0.644%, 07/25/34	7,954
4,000	Series 2006-7, Class TC, 6.000%, 09/25/33	4,444
6,669	Series 2006-8, Class JZ, 5.500%, 03/25/36	7,409
1,298	Series 2006-11, Class PS, HB, IF, 23.855%, 03/25/36	1,839
6,669	Series 2006-12, Class BZ, 5.500%, 03/25/36	7,387
2,374	Series 2006-15, Class OT, PO, 01/25/36	2,194
4,498	Series 2006-16, Class FC, VAR, 0.494%, 03/25/36	4,492
6,669	Series 2006-16, Class HZ, 5.500%, 03/25/36	7,326
1,090	Series 2006-16, Class OA, PO, 03/25/36	938
2,490	Series 2006-22, Class AO, PO, 04/25/36	2,146
3,686	Series 2006-23, Class FK, VAR, 0.444%, 04/25/36	3,678
1,957	Series 2006-23, Class KO, PO, 04/25/36	1,772
5,199	Series 2006-27, Class OH, PO, 04/25/36	4,535
1,132	Series 2006-33, Class LS, HB, IF, 29.277%, 05/25/36	1,714
17,000	Series 2006-35, Class GD, 6.000%, 12/25/34	18,958
2,000	Series 2006-39, Class WC, 5.500%, 01/25/36	2,222
2,315	Series 2006-42, Class CF, VAR, 0.644%, 06/25/36	2,321
4,058	Series 2006-43, Class DO, PO, 06/25/36	3,350
341	Series 2006-43, Class G, 6.500%, 09/25/33	347
1,489	Series 2006-43, Class PO, PO, 06/25/36	1,274
3,545	Series 2006-43, Class VB, 6.500%, 10/25/17	3,837
14,000	Series 2006-44, Class FP, VAR, 0.594%, 06/25/36	14,012
2,505	Series 2006-44, Class GO, PO, 06/25/36	2,190
8,051	Series 2006-44, Class P, PO, 12/25/33	6,939
3,438	Series 2006-46, Class FW, VAR, 0.594%, 06/25/36	3,441
550	Series 2006-46, Class SW, HB, IF, 23.488%, 06/25/36	752
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,222
9,362	Series 2006-50, Class JO, PO, 06/25/36	7,545
13,372	Series 2006-50, Class PS, PO, 06/25/36	11,821
13,318	Series 2006-53, Class US, IF, IO, 6.386%, 06/25/36	2,098
7,283	Series 2006-56, Class PF, VAR, 0.544%, 07/25/36	7,280
976	Series 2006-58, Class AP, PO, 07/25/36	834
2,618	Series 2006-58, Class FL, VAR, 0.654%, 07/25/36	2,625
9,270	Series 2006-58, Class IG, IF, IO, 6.326%, 07/25/36	1,181
1,566	Series 2006-58, Class PO, PO, 07/25/36	1,302
299	Series 2006-59, Class CO, PO, 08/25/35	287
4,618	Series 2006-59, Class QO, PO, 01/25/33	4,168
1,201	Series 2006-60, Class AK, HB, IF, 28.024%, 07/25/36	1,768
6,862	Series 2006-60, Class DO, PO, 04/25/35	6,171
1,229	Series 2006-62, Class PS, HB, IF, 38.736%, 07/25/36	2,019
9,628	Series 2006-63, Class ZH, 6.500%, 07/25/36	11,015
2,942	Series 2006-65, Class QO, PO, 07/25/36	2,576
2,890	Series 2006-66, Class NV, 6.500%, 02/25/24	3,058
15,358	Series 2006-71, Class ZL, 6.000%, 07/25/36	17,261
5,308	Series 2006-72, Class GO, PO, 08/25/36	4,623
1,486	Series 2006-72, Class TO, PO, 08/25/36	1,287
573	Series 2006-75, Class CM, 6.500%, 12/25/33	583
10,500	Series 2006-77, Class PC, 6.500%, 08/25/36	12,079
2,736	Series 2006-78, Class BZ, 6.500%, 08/25/36	3,112
2,692	Series 2006-79, Class DF, VAR, 0.544%, 08/25/36	2,700
2,168	Series 2006-79, Class DO, PO, 08/25/36	1,910
1,910	Series 2006-79, Class OP, PO, 08/25/36	1,614
1,361	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,559
2,193	Series 2006-86, Class OB, PO, 09/25/36	1,870
2,065	Series 2006-90, Class AO, PO, 09/25/36	1,757

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
1,199	Series 2006-94, Class GK, HB, IF, 32.280%, 10/25/26	1,826
2,014	Series 2006-95, Class SG, HB, IF 25.424%, 10/25/36	2,819
4,700	Series 2006-102, Class MD, 6.000%, 01/25/35	5,227
584	Series 2006-109, Class PO, PO, 11/25/36	492
6,581	Series 2006-110, Class PO, PO, 11/25/36	5,647
2,201	Series 2006-111, Class EO, PO, 11/25/36	1,813
3,298	Series 2006-113, Class PO, PO, 07/25/36	2,966
534	Series 2006-115, Class ES, HB, IF, 25.784%, 12/25/36	783
1,860	Series 2006-115, Class OK, PO, 12/25/36	1,568
18,300	Series 2006-117, Class GS, IF, IO, 6.456%, 12/25/36	2,915
5,147	Series 2006-118, Class A1, VAR, 0.254%, 12/25/36	5,062
16,354	Series 2006-118, Class A2, VAR, 0.254%, 12/25/36	16,092
2,477	Series 2006-119, Class PO, PO, 12/25/36	2,238
1,300	Series 2006-128, Class BP, 5.500%, 01/25/37	1,463
1,425	Series 2006-128, Class PO, PO, 01/25/37	1,241
6,817	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	1,112
724	Series 2007-1, Class SD, HB, IF, 37.836%, 02/25/37	1,090
332	Series 2007-2, Class FA, VAR, 0.394%, 02/25/37	330
7,798	Series 2007-7, Class SG, IF, IO, 6.306%, 08/25/36	1,150
7,705	Series 2007-10, Class FD, VAR, 0.444%, 02/25/37	7,644
27,146	Series 2007-14, Class ES, IF, IO, 6.246%, 03/25/37	4,180
2,604	Series 2007-14, Class OP, PO, 03/25/37	2,257
5,047	Series 2007-14, Class QD, 5.500%, 11/25/35	5,553
2,044	Series 2007-15, Class NO, PO, 03/25/22	1,825
15,346	Series 2007-16, Class FC, VAR, 0.944%, 03/25/37	15,225
1,993	Series 2007-22, Class SC, IF, IO, 5.886%, 03/25/37	271
1,750	Series 2007-24, Class GW, 5.500%, 03/25/29	1,920
4,250	Series 2007-29, Class SG, HB, IF, 22.020%, 04/25/37	5,831
14,818	Series 2007-35, Class SI, IF, IO, 5.906%, 04/25/37	1,749
2,307	Series 2007-42, Class AO, PO, 05/25/37	2,066
11,000	Series 2007-42, Class B, 6.000%, 05/25/37	12,588
5,715	Series 2007-43, Class FL, VAR, 0.494%, 05/25/37	5,691
1,500	Series 2007-47, Class PC, 5.000%, 07/25/33	1,575
25,071	Series 2007-53, Class SH, IF, IO, 5.906%, 06/25/37	2,967
32,649	Series 2007-54, Class FA, VAR, 0.594%, 06/25/37	32,687
4,633	Series 2007-54, Class WI, IF, IO, 5.906%, 06/25/37	609
40,301	Series 2007-60, Class AX, IF, IO, 6.956%, 07/25/37	7,674
3,326	Series 2007-62, Class SE, IF, 16.015%, 07/25/37	3,852
4,888	Series 2007-64, Class FB, VAR, 0.564%, 07/25/37	4,907
37,571	Series 2007-65, Class KI, IF, IO, 6.426%, 07/25/37	5,424
778	Series 2007-65, Class PA, 6.000%, 03/25/31	794
6,576	Series 2007-67, Class PO, PO, 07/25/37	5,662
3,719	Series 2007-70, Class Z, 5.500%, 07/25/37	4,270
41,944	Series 2007-72, Class EK, IF, IO, 6.206%, 07/25/37	6,386
1,666	Series 2007-75, Class EO, PO, 01/25/36	1,511
5,554	Series 2007-76, Class AZ, 5.500%, 08/25/37	6,127
3,774	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,255
7,570	Series 2007-77, Class FG, VAR, 0.694%, 03/25/37	7,599
2,000	Series 2007-78, Class CB, 6.000%, 08/25/37	2,230
4,601	Series 2007-78, Class PE, 6.000%, 08/25/37	5,207
2,000	Series 2007-79, Class PC, 5.000%, 01/25/32	2,131
4,359	Series 2007-79, Class SB, HB, IF, 23.305%, 08/25/37	5,931
4,000	Series 2007-81, Class GE, 6.000%, 08/25/37	4,543
4,464	Series 2007-84, Class PG, 6.000%, 12/25/36	5,000
1,670	Series 2007-85, Class SL, IF, 15.665%, 09/25/37	1,937
9,895	Series 2007-88, Class VI, IF, IO, 6.346%, 09/25/37	1,402

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
10,432	Series 2007-91, Class ES, IF, IO, 6.266%, 10/25/37	1,608
3,012	Series 2007-92, Class YA, 6.500%, 06/25/37	3,385
5,021	Series 2007-92, Class YS, IF, IO, 5.586%, 06/25/37	586
3,767	Series 2007-97, Class FC, VAR, 0.694%, 07/25/37	3,782
7,564	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	1,662
1,461	Series 2007-97, Class MS, IF, 14.311%, 12/25/31	1,538
2,436	Series 2007-98, Class FB, VAR, 0.644%, 06/25/37	2,319
3,533	Series 2007-98, Class VA, 6.000%, 11/25/17	3,828
20,013	Series 2007-100, Class SM, IF, IO, 6.256%, 10/25/37	2,730
71,229	Series 2007-101, Class A2, VAR, 0.444%, 06/27/36	71,028
5,708	Series 2007-106, Class A7, VAR, 5.975%, 10/25/37	6,046
10,157	Series 2007-108, Class AN, VAR, 8.653%, 11/25/37	12,235
2,467	Series 2007-108, Class SA, IF, IO, 6.166%, 12/25/37	277
25,871	Series 2007-109, Class AI, IF, IO, 6.206%, 12/25/37	3,634
6,180	Series 2007-112, Class MJ, 6.500%, 12/25/37	7,142
12,818	Series 2007-112, Class SA, IF, IO, 6.256%, 12/25/37	2,120
44,000	Series 2007-114, Class A6, VAR, 0.394%, 10/27/37	43,710
22,451	Series 2007-116, Class HI, IO, VAR, 6.418%, 01/25/38	1,928
456	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	59
24,327	Series 2008-1, Class BI, IF, IO, 5.716%, 02/25/38	3,118
24,764	Series 2008-4, Class SD, IF, IO, 5.806%, 02/25/38	3,329
6,007	Series 2008-10, Class XI, IF, IO, 6.036%, 03/25/38	772
11,287	Series 2008-16, Class IS, IF, IO, 6.006%, 03/25/38	1,401
2,290	Series 2008-18, Class SP, IF, 13.612%, 03/25/38	2,626
9,163	Series 2008-20, Class SA, IF, IO, 6.796%, 03/25/38	1,552
17,756	Series 2008-24, Class PF, VAR, 0.844%, 02/25/38	17,916
7,961	Series 2008-27, Class SN, IF, IO, 6.706%, 04/25/38	1,167
2,650	Series 2008-28, Class QS, HB, IF, 20.118%, 04/25/38	3,447
13,318	Series 2008-32, Class SA, IF, IO, 6.656%, 04/25/38	1,959
19,880	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	78
35,798	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	358
2,101	Series 2008-42, Class AO, PO, 09/25/36	1,919
481	Series 2008-44, Class PO, PO, 05/25/38	447
10,618	Series 2008-46, Class HI, IO, VAR, 6.724%, 06/25/38	876
5,649	Series 2008-47, Class SI, IF, IO, 6.306%, 06/25/23	583
2,649	Series 2008-53, Class CA, 5.000%, 07/25/23	2,945
5,707	Series 2008-53, Class CI, IF, IO, 7.006%, 07/25/38	844
26,638	Series 2008-55, Class S, IF, IO, 7.406%, 07/25/28	3,965
5,461	Series 2008-56, Class AC, 5.000%, 07/25/38	5,907
707	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	39
1,500	Series 2008-60, Class JC, 5.000%, 07/25/38	1,614
2,778	Series 2008-61, Class BH, 4.500%, 07/25/23	2,972
3,778	Series 2008-61, Class CB, 5.000%, 07/25/23	4,209
235	Series 2008-66, Class GD, 6.000%, 06/25/30	245
7,976	Series 2008-76, Class GF, VAR, 0.844%, 09/25/23	8,074
19,349	Series 2008-80, Class SA, IF, IO, 5.656%, 09/25/38	2,215
9,726	Series 2008-81, Class SB, IF, IO, 5.656%, 09/25/38	1,182
1,409	Series 2009-4, Class BD, 4.500%, 02/25/39	1,461
12,790	Series 2009-6, Class GS, IF, IO, 6.356%, 02/25/39	1,608
7,820	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	976
9,830	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	1,065
15,440	Series 2009-17, Class QS, IF, IO, 6.456%, 03/25/39	2,354
3,763	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	453
1,053	Series 2009-47, Class MT, 7.000%, 07/25/39	1,196
8,752	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	1,607
10,000	Series 2009-59, Class HB, 5.000%, 08/25/39	10,799

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
		Agency CMO — Continued
982		Series 2009-63, Class P, 5.000%, 03/25/37	1,041
8,886		Series 2009-69, Class WA, VAR, 6.025%, 09/25/39	9,907
6,784		Series 2009-70, Class CO, PO, 01/25/37	5,884
16,433		Series 2009-84, Class WS, IF, IO, 5.706%, 10/25/39	1,992
31,922		Series 2009-86, Class IP, IO, 5.500%, 10/25/39	5,906
34,695		Series 2009-86, Class OT, PO, 10/25/37	28,987
31,648		Series 2009-86, Class UI, IO, 4.000%, 10/25/14	2,552
16,795		Series 2009-99, Class SC, IF, IO, 5.986%, 12/25/39	2,057
9,585		Series 2009-99, Class WA, VAR, 6.304%, 12/25/39	10,807
17,785		Series 2009-103, Class MB, 4.000%, 12/25/39	18,869
21,994		Series 2009-112, Class ST, IF, IO, 6.056%, 01/25/40	2,597
3,508		Series 2009-113, Class AO, PO, 01/25/40	2,998
3,224		Series 2010-1, Class WA, VAR, 6.145%, 02/25/40	3,625
8,127		Series 2010-16, Class WA, VAR, 6.440%, 03/25/40	9,224
7,127		Series 2010-16, Class WB, VAR, 6.220%, 03/25/40	8,065
21,062		Series 2010-35, Class SB, IF, IO, 6.226%, 04/25/40	2,406
3,000		Series 2010-35, Class SJ, IF, 17.020%, 04/25/40	3,751
1,890		Series 2010-39, Class OT, PO, 10/25/35	1,665
16,934		Series 2010-42, Class S, IF, IO, 6.206%, 05/25/40	2,091
2,134		Series 2010-45, Class BD, 4.500%, 11/25/38	2,261
2,771		Series 2010-47, Class AV, 5.000%, 05/25/21	3,040
17,603		Series 2010-49, Class SC, IF, 12.272%, 03/25/40	19,755
9,760		Series 2010-58, Class MB, 5.500%, 06/25/40	10,956
61,705		Series 2010-64, Class DM, 5.000%, 06/25/40	66,058
2,000		Series 2010-102, Class PN, 5.000%, 09/25/40	2,164
12,825		Series 2010-103, Class SB, IF, IO, 5.906%, 11/25/49	1,907
68,904		Series 2010-111, Class AE, 5.500%, 04/25/38	74,105
19,500		Series 2010-111, Class AM, 5.500%, 10/25/40	21,526
38,805		Series 2010-125, Class SA, IF, IO, 4.246%, 11/25/40	4,061
47,260		Series 2010-133, Class A, 5.500%, 05/25/38	51,041
21,846		Series 2010-148, Class MA, 4.000%, 02/25/39	23,243
21,500		Series 2010-M1, Class A2, 4.450%, 09/25/19	22,783
17,931		Series 2011-2, Class WA, VAR, 5.731%, 02/25/51	19,320
2,920		Series 2011-22, Class MA, 6.500%, 04/25/38	3,310
112,950		Series 2011-30, Class LS, IO, VAR, 4.783%, 04/25/41	9,296
17		Series G-14, Class L, 8.500%, 06/25/21	20
1		Series G-17, Class S, HB, VAR, 1,058.376%, 06/25/21	23
87		Series G-18, Class Z, 8.750%, 06/25/21	101
22		Series G-22, Class G, 6.000%, 12/25/16	24
79		Series G-28, Class S, IF, 14.881%, 09/25/21	97
136		Series G-35, Class M, 8.750%, 10/25/21	156
26		Series G-51, Class SA, HB, IF, 22.376%, 12/25/21	39
10		Series G92-15, Class Z, 7.000%, 01/25/22	10
–	(h)	Series G92-27, Class SQ, HB, IF, 1,777.270%, 05/25/22	52
603		Series G92-35, Class E, 7.500%, 07/25/22	677
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	7
54		Series G92-42, Class Z, 7.000%, 07/25/22	61
1,813		Series G92-44, Class ZQ, 8.000%, 07/25/22	2,070
816		Series G92-45, Class Z, 6.000%, 08/25/22	882
54		Series G92-52, Class FD, VAR, 0.239%, 09/25/22	53
740		Series G92-54, Class ZQ, 7.500%, 09/25/22	837
56		Series G92-59, Class F, VAR, 2.152%, 10/25/22	56
111		Series G92-61, Class Z, 7.000%, 10/25/22	133
79		Series G92-62, Class B, PO, 10/25/22	74
381		Series G93-1, Class KA, 7.900%, 01/25/23	435
146		Series G93-5, Class Z, 6.500%, 02/25/23	162

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
111	Series G93-14, Class J, 6.500%, 03/25/23	122
258	Series G93-17, Class SI, IF, 6.000%, 04/25/23	261
244	Series G93-27, Class FD, VAR, 1.099%, 08/25/23	247
60	Series G93-37, Class H, PO, 09/25/23	52
167	Series G95-1, Class C, 8.800%, 01/25/25	193
	Federal National Mortgage Association STRIPS,
6	Series 23, Class 2, IO, 10.000%, 09/01/17	1
4	Series 50, Class 2, IO, 10.500%, 03/01/19	1
57	Series 218, Class 2, IO, 7.500%, 04/01/23	11
33	Series 265, Class 2, 9.000%, 03/01/24	40
972	Series 329, Class 1, PO, 01/01/33	853
3,161	Series 339, Class 18, IO, 4.500%, 07/01/18	305
4,443	Series 339, Class 21, IO, 4.500%, 07/01/18	424
2,261	Series 339, Class 28, IO, 5.500%, 07/01/18	258
1,508	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	260
5,246	Series 365, Class 8, IO, 5.500%, 05/01/36	939
632	Series 368, Class 3, IO, 4.500%, 11/01/20	65
3,658	Series 374, Class 5, IO, 5.500%, 08/01/36	591
4,768	Series 383, Class 33, IO, 6.000%, 01/01/38	835
1,293	Series 393, Class 6, IO, 5.500%, 04/25/37	214
	Federal National Mortgage Association Whole Loan,
2,829	Series 2003-W1, Class 1A1, VAR, 6.362%, 12/25/42	3,245
672	Series 2003-W1, Class 2A, VAR, 7.232%, 12/25/42	786
2,711	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	2,995
1,671	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,814
597	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	674
6,305	Series 2003-W6, Class 3A, 6.500%, 09/25/42	7,137
7,500	Series 2003-W8, Class 2A, 7.000%, 10/25/42	8,972
1,426	Series 2003-W8, Class 3F1, VAR, 0.594%, 05/25/42	1,417
8,298	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	9,661
6,800	Series 2004-W10, Class A6, 5.750%, 08/25/34	7,440
2,930	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	3,267
7,450	Series 2004-W15, Class 2AF, VAR, 0.444%, 08/25/44	7,387
2,575	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	2,972
2,392	Series 2004-W8, Class 3A, 7.500%, 06/25/44	2,754
4,584	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,225
42,303	Series 2005-W3, Class 2AF, VAR, 0.414%, 03/25/45	42,006
3,388	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	3,777
27,228	Series 2006-W2, Class 1AF1, VAR, 0.414%, 02/25/36	27,038
6,099	Series 2006-W2, Class 2A, VAR, 2.988%, 11/25/35	6,280
6,304	Series 2006-W3, Class 2A, 6.000%, 09/25/46	6,987
58,214	Series 2007-W1, Class 1AF1, VAR, 0.454%, 11/25/46	57,883
940	Series 2007-W10, Class 2A, VAR, 6.205%, 08/25/47	1,030
4,455	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	4,852
2,830	Series 2007-W5, Class PO, PO, 06/25/37	2,210
3,180	Series 2007-W7, Class 1A4, HB, IF, 38.016%, 07/25/37	4,730
34,214	Series 2009-W1, Class A, 6.000%, 12/25/49	38,143
	Government National Mortgage Association,
1,560	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,828
1,483	Series 1994-4, Class KQ, 7.988%, 07/16/24	1,701
5,501	Series 1994-7, Class PQ, 6.500%, 10/16/24	6,256
338	Series 1995-3, Class DQ, 8.050%, 06/16/25	389
83	Series 1995-7, Class CQ, 7.500%, 09/16/25	94
1,291	Series 1996-16, Class E, 7.500%, 08/16/26	1,469
964	Series 1997-8, Class PN, 7.500%, 05/16/27	1,092
213	Series 1997-11, Class D, 7.500%, 07/20/27	244

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
631	Series 1998-26, Class K, 7.500%, 09/17/25	725
4,741	Series 1999-4, Class ZB, 6.000%, 02/20/29	5,265
4,432	Series 1999-10, Class ZC, 6.500%, 04/20/29	5,018
622	Series 1999-30, Class S, IF, IO, 8.402%, 08/16/29	96
31	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	32
515	Series 1999-40, Class ZW, 7.500%, 11/20/29	567
935	Series 1999-41, Class Z, 8.000%, 11/16/29	1,081
416	Series 1999-44, Class PC, 7.500%, 12/20/29	475
4,939	Series 1999-44, Class ZC, 8.500%, 12/16/29	6,021
758	Series 1999-44, Class ZG, 8.000%, 12/20/29	876
1,009	Series 2000-6, Class Z, 7.500%, 02/20/30	1,133
376	Series 2000-9, Class Z, 8.000%, 06/20/30	435
4,911	Series 2000-9, Class ZJ, 8.500%, 02/16/30	5,904
561	Series 2000-12, Class ST, HB, IF, 38.449%, 02/16/30	1,089
1,322	Series 2000-14, Class PD, 7.000%, 02/16/30	1,447
379	Series 2000-16, Class ZN, 7.500%, 02/16/30	406
4,442	Series 2000-21, Class Z, 9.000%, 03/16/30	5,423
781	Series 2000-26, Class TZ, 8.500%, 09/20/30	899
205	Series 2000-26, Class Z, 7.750%, 09/20/30	236
39	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	46
622	Series 2000-31, Class Z, 9.000%, 10/20/30	724
183	Series 2000-34, Class SG, IF, IO, 8.334%, 10/20/30	51
355	Series 2000-35, Class ZA, 9.000%, 11/20/30	395
53	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	10
1,230	Series 2000-37, Class B, 8.000%, 12/20/30	1,428
217	Series 2000-38, Class AH, 7.150%, 12/20/30	253
348	Series 2001-4, Class SJ, IF, IO, 7.953%, 01/19/30	95
298	Series 2001-6, Class SD, IF, IO, 8.352%, 03/16/31	55
1,143	Series 2001-7, Class PK, 6.500%, 03/20/31	1,243
1,717	Series 2001-8, Class Z, 6.500%, 03/20/31	1,944
2,473	Series 2001-22, Class PS, HB, IF, 20.496%, 03/17/31	3,507
61	Series 2001-32, Class WA, IF, 19.636%, 07/20/31	88
474	Series 2001-35, Class SA, IF, IO, 8.052%, 08/16/31	114
363	Series 2001-36, Class S, IF, IO, 7.852%, 08/16/31	81
4,500	Series 2001-53, Class PB, 6.500%, 11/20/31	5,170
3,150	Series 2001-64, Class MQ, 6.500%, 12/20/31	3,347
455	Series 2002-3, Class SP, IF, IO, 7.192%, 01/16/32	82
891	Series 2002-7, Class PG, 6.500%, 01/20/32	1,027
1,991	Series 2002-24, Class AG, IF, IO, 7.752%, 04/16/32	414
178	Series 2002-24, Class SB, IF, 11.628%, 04/16/32	204
266	Series 2002-31, Class S, IF, IO, 8.502%, 01/16/31	73
4,696	Series 2002-31, Class SE, IF, IO, 7.302%, 04/16/30	818
2,172	Series 2002-40, Class UK, 6.500%, 06/20/32	2,462
75	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	76
8,658	Series 2002-45, Class QE, 6.500%, 06/20/32	10,005
2,588	Series 2002-47, Class PG, 6.500%, 07/16/32	2,935
979	Series 2002-47, Class PY, 6.000%, 07/20/32	1,089
4,339	Series 2002-47, Class ZA, 6.500%, 07/20/32	4,883
174	Series 2002-51, Class SG, HB, IF, 31.652%, 04/20/31	289
2,905	Series 2002-52, Class GH, 6.500%, 07/20/32	3,274
1,265	Series 2002-54, Class GB, 6.500%, 08/20/32	1,426
2,316	Series 2002-69, Class PO, PO, 02/20/32	2,199
476	Series 2002-70, Class AV, 6.000%, 03/20/12	481
2,377	Series 2002-70, Class PS, IF, IO, 7.504%, 08/20/32	287
1,411	Series 2002-75, Class PB, 6.000%, 11/20/32	1,589
1,061	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
1,108	Series 2003-4, Class NY, 5.500%, 12/20/13	1,169
796	Series 2003-8, Class PO, PO, 01/16/32	752
2,320	Series 2003-11, Class SK, IF, IO, 7.502%, 02/16/33	421
972	Series 2003-12, Class SP, IF, IO, 7.504%, 02/20/33	186
388	Series 2003-24, Class PO, PO, 03/16/33	307
5,454	Series 2003-25, Class PZ, 5.500%, 04/20/33	6,000
759	Series 2003-34, Class TO, PO, 02/16/32	723
1,960	Series 2003-40, Class TC, 7.500%, 03/20/33	2,074
3,156	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,634
1,120	Series 2003-46, Class MG, 6.500%, 05/20/33	1,283
2,072	Series 2003-46, Class TC, 6.500%, 03/20/33	2,358
1,592	Series 2003-52, Class AP, PO, 06/16/33	1,258
3,196	Series 2003-58, Class BE, 6.500%, 01/20/33	3,721
517	Series 2003-60, Class NS, IF, 16.064%, 07/16/33	571
5,538	Series 2003-75, Class ZX, 6.000%, 09/16/33	6,281
1,604	Series 2003-76, Class LS, IF, IO, 7.004%, 09/20/31	127
262	Series 2003-90, Class PO, PO, 10/20/33	228
3,651	Series 2003-97, Class SA, IF, IO, 6.352%, 11/16/33	663
3,314	Series 2003-112, Class SA, IF, IO, 6.352%, 12/16/33	543
20,000	Series 2003-112, Class TS, IF, IO, 6.754%, 10/20/32	3,242
956	Series 2003-114, Class SH, IF, 14.340%, 11/17/32	1,144
10,244	Series 2004-11, Class SW, IF, IO, 5.304%, 02/20/34	1,252
5,130	Series 2004-15, Class SA, IF, 19.124%, 12/20/32	6,212
570	Series 2004-27, Class VJ, 6.000%, 02/20/15	576
1,194	Series 2004-28, Class S, IF, 19.118%, 04/16/34	1,605
3,430	Series 2004-34, Class JO, PO, 02/20/34	3,272
3,693	Series 2004-46, Class PO, PO, 06/20/34	3,283
5,445	Series 2004-49, Class Z, 6.000%, 06/20/34	6,285
1,929	Series 2004-68, Class PO, PO, 05/20/31	1,838
2,011	Series 2004-71, Class SB, HB, IF, 28.503%, 09/20/34	2,829
2,011	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	1,910
1,775	Series 2004-73, Class AE, IF, 14.447%, 08/17/34	2,146
9,966	Series 2004-73, Class JL, IF, IO, 6.352%, 09/16/34	1,593
1,336	Series 2004-83, Class AP, IF, 13.828%, 10/16/34	1,555
840	Series 2004-85, Class PO, PO, 01/17/33	786
1,196	Series 2004-87, Class SB, IF, 7.446%, 03/17/33	1,230
1,081	Series 2004-89, Class LS, HB, IF, 23.657%, 10/16/34	1,560
22,444	Series 2004-90, Class SI, IF, IO, 5.904%, 10/20/34	3,361
10,152	Series 2004-96, Class SC, IF, IO, 5.884%, 11/20/34	1,498
11,003	Series 2005-3, Class SB, IF, IO, 5.904%, 01/20/35	1,608
16,177	Series 2005-3, Class SK, IF, IO, 6.554%, 01/20/35	2,416
1,376	Series 2005-6, Class GS, IF, 13.108%, 12/20/32	1,629
4,684	Series 2005-7, Class JM, IF, 16.287%, 05/18/34	5,667
16,860	Series 2005-17, Class SL, IF, IO, 6.504%, 07/20/34	2,941
2,331	Series 2005-35, Class FL, VAR, 0.546%, 03/20/32	2,322
1,893	Series 2005-44, Class SP, IF, 11.809%, 10/20/34	2,151
1,866	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	330
276	Series 2005-65, Class SA, HB, IF, 21.991%, 08/20/35	323
606	Series 2005-66, Class SP, HB, IF, 20.173%, 08/16/35	801
7,730	Series 2005-68, Class DP, IF, 15.957%, 06/17/35	9,447
35,853	Series 2005-68, Class KI, IF, IO, 6.104%, 09/20/35	5,026
6,683	Series 2005-69, Class SY, IF, IO, 6.554%, 11/20/33	1,124
2,729	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,030
1,639	Series 2005-82, Class PO, PO, 10/20/35	1,447
3,343	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	584
1,234	Series 2005-93, Class JO, PO, 03/20/31	1,178

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
3,180	Series 2006-16, Class OP, PO, 03/20/36	2,843
3,760	Series 2006-20, Class QA, 5.750%, 02/20/36	4,139
5,472	Series 2006-33, Class Z, 6.500%, 07/20/36	6,460
802	Series 2006-34, Class PO, PO, 07/20/36	713
977	Series 2006-38, Class SW, IF, IO, 6.304%, 06/20/36	125
5,714	Series 2006-38, Class ZK, 6.500%, 08/20/36	6,544
12,159	Series 2006-40, Class VB, 6.000%, 11/20/26	12,749
1,935	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,105
5,752	Series 2006-59, Class SD, IF, IO, 6.504%, 10/20/36	927
11,749	Series 2006-65, Class SA, IF, IO, 6.604%, 11/20/36	1,864
8,661	Series 2007-9, Class CI, IF, IO, 6.004%, 03/20/37	1,028
14,511	Series 2007-9, Class DI, IF, IO, 6.314%, 03/20/37	1,951
18,162	Series 2007-17, Class AF, VAR, 0.398%, 04/16/37	18,032
12,811	Series 2007-17, Class JI, IF, IO, 6.612%, 04/16/37	1,848
4,970	Series 2007-17, Class JO, PO, 04/16/37	4,444
6,442	Series 2007-19, Class SD, IF, IO, 6.004%, 04/20/37	727
4,006	Series 2007-25, Class FN, VAR, 0.498%, 05/16/37	3,986
15,504	Series 2007-26, Class SC, IF, IO, 6.004%, 05/20/37	1,997
33,741	Series 2007-26, Class SW, IF, IO, 6.004%, 05/20/37	4,504
10,538	Series 2007-27, Class SD, IF, IO, 6.004%, 05/20/37	1,436
1,171	Series 2007-28, Class BO, PO, 05/20/37	1,041
13,052	Series 2007-35, Class PO, PO, 06/16/37	10,437
1,045	Series 2007-35, Class TO, PO, 04/20/35	1,025
1,979	Series 2007-36, Class HO, PO, 06/16/37	1,774
8,480	Series 2007-36, Class SE, IF, IO, 6.272%, 06/16/37	1,149
11,590	Series 2007-36, Class SJ, IF, IO, 6.054%, 06/20/37	1,421
8,750	Series 2007-40, Class SD, IF, IO, 6.554%, 07/20/37	1,199
15,594	Series 2007-40, Class SN, IF, IO, 6.484%, 07/20/37	2,161
21,174	Series 2007-42, Class SC, IF, IO, 6.554%, 07/20/37	2,922
13,414	Series 2007-45, Class QA, IF, IO, 6.444%, 07/20/37	1,801
3,026	Series 2007-49, Class NO, PO, 12/20/35	3,010
4,644	Series 2007-50, Class AI, IF, IO, 6.579%, 08/20/37	644
8,127	Series 2007-53, Class ES, IF, IO, 6.354%, 09/20/37	1,077
3,267	Series 2007-53, Class SW, IF, 19.618%, 09/20/37	4,109
12,521	Series 2007-57, Class PO, PO, 03/20/37	11,174
12,087	Series 2007-57, Class QA, IF, IO, 6.304%, 10/20/37	1,583
12,425	Series 2007-67, Class SI, IF, IO, 6.314%, 11/20/37	1,648
6,000	Series 2007-70, Class TA, 5.750%, 08/20/36	6,421
9,671	Series 2007-71, Class SB, IF, IO, 6.504%, 07/20/36	1,070
10,575	Series 2007-72, Class US, IF, IO, 6.354%, 11/20/37	1,414
11,703	Series 2007-73, Class MI, IF, IO, 5.804%, 11/20/37	1,392
7,234	Series 2007-74, Class SL, IF, IO, 6.342%, 11/16/37	1,046
22,796	Series 2007-76, Class SB, IF, IO, 6.304%, 11/20/37	2,974
16,895	Series 2007-79, Class SY, IF, IO, 6.354%, 12/20/37	2,193
12,988	Series 2007-82, Class SA, IF, IO, 6.334%, 12/20/37	1,734
1,238	Series 2008-7, Class SK, IF, 19.363%, 11/20/37	1,544
1,733	Series 2008-7, Class SP, IF, 13.009%, 10/20/37	1,966
3,595	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	543
3,405	Series 2008-20, Class PO, PO, 09/20/37	3,097
1,694	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	203
7,655	Series 2008-25, Class SB, IF, IO, 6.704%, 03/20/38	1,060
3,794	Series 2008-29, Class PO, PO, 02/17/33	3,462
17,631	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	3,134
5,170	Series 2008-33, Class XS, IF, IO, 7.502%, 04/16/38	695
6,000	Series 2008-36, Class AY, 5.000%, 04/16/23	6,672
14,351	Series 2008-36, Class SH, IF, IO, 6.104%, 04/20/38	1,774

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
29,583	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	4,629
12,469	Series 2008-41, Class SA, IF, IO, 6.144%, 05/20/38	1,653
1,517	Series 2008-43, Class NA, 5.500%, 11/20/37	1,625
3,500	Series 2008-50, Class KB, 6.000%, 06/20/38	3,985
4,496	Series 2008-55, Class SA, IF, IO, 6.004%, 06/20/38	573
18,473	Series 2008-60, Class CS, IF, IO, 5.954%, 07/20/38	2,467
3,286	Series 2008-60, Class PO, PO, 01/20/38	2,926
1,735	Series 2008-64, Class ED, 6.500%, 04/20/28	1,911
10,798	Series 2008-69, Class QD, 5.750%, 07/20/38	12,017
7,197	Series 2008-71, Class SC, IF, IO, 5.804%, 08/20/38	962
18,414	Series 2008-76, Class US, IF, IO, 5.704%, 09/20/38	2,133
8,505	Series 2008-79, Class CS, IF, 6.604%, 06/20/35	8,425
34,430	Series 2008-81, Class S, IF, IO, 6.004%, 09/20/38	4,044
15,857	Series 2008-93, Class AS, IF, IO, 5.504%, 12/20/38	1,670
34,269	Series 2008-95, Class DS, IF, IO, 7.104%, 12/20/38	5,359
10,080	Series 2008-96, Class SL, IF, IO, 5.804%, 12/20/38	1,180
11,060	Series 2009-6, Class SA, IF, IO, 5.902%, 02/16/39	1,355
10,700	Series 2009-6, Class SH, IF, IO, 5.844%, 02/20/39	1,289
16,934	Series 2009-10, Class SA, IF, IO, 5.754%, 02/20/39	1,943
6,184	Series 2009-10, Class SL, IF, IO, 6.302%, 03/16/34	751
12,601	Series 2009-11, Class SC, IF, IO, 5.952%, 02/16/39	1,666
4,625	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	744
9,412	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	1,566
30,004	Series 2009-22, Class SA, IF, IO, 6.074%, 04/20/39	3,473
16,428	Series 2009-24, Class DS, IF, IO, 6.104%, 03/20/39	1,826
8,090	Series 2009-25, Class SE, IF, IO, 7.404%, 09/20/38	1,174
16,687	Series 2009-31, Class ST, IF, IO, 6.154%, 03/20/39	2,139
20,087	Series 2009-31, Class TS, IF, IO, 6.104%, 03/20/39	2,389
4,943	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	722
4,998	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	892
13,223	Series 2009-35, Class SN, IF, IO, 6.202%, 12/16/38	1,545
25,561	Series 2009-42, Class SC, IF, IO, 5.884%, 06/20/39	3,423
17,831	Series 2009-43, Class SA, IF, IO, 5.754%, 06/20/39	2,129
11,000	Series 2009-44, Class MV, 6.000%, 04/20/20	12,255
3,954	Series 2009-44, Class VA, 5.500%, 05/16/20	4,361
36,656	Series 2009-64, Class SN, IF, IO, 5.902%, 07/16/39	4,688
6,338	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	998
23,273	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	3,142
3,070	Series 2009-75, Class MN, 5.500%, 09/20/39	3,449
16,623	Series 2009-79, Class OK, PO, 11/16/37	14,842
33,940	Series 2009-81, Class SB, IF, IO, 5.894%, 09/20/39	4,540
15,612	Series 2009-83, Class TS, IF, IO, 5.904%, 08/20/39	2,050
4,653	Series 2009-89, Class VA, 5.000%, 07/20/20	5,108
58,115	Series 2009-102, Class SM, IF, IO, 6.202%, 06/16/39	6,713
3,831	Series 2009-104, Class AB, 7.000%, 08/16/39	4,419
22,699	Series 2009-106, Class AS, IF, IO, 6.202%, 11/16/39	3,151
84,584	Series 2009-106, Class ST, IF, IO, 5.804%, 02/20/38	10,947
6,307	Series 2009-121, Class VA, 5.500%, 11/20/20	7,046
7,717	Series 2010-14, Class AO, PO, 12/20/32	7,185
2,944	Series 2010-14, Class AO, PO, 11/20/35	2,672
4,500	Series 2010-14, Class CO, PO, 08/20/35	3,447
1,252	Series 2010-14, Class EO, PO, 06/16/33	1,170
38,801	Series 2010-14, Class QP, 6.000%, 12/20/39	42,215
5,517	Series 2010-41, Class WA, VAR, 5.859%, 10/20/33	6,165
3,493	Series 2010-103, Class WA, VAR, 5.768%, 08/20/34	3,830
4,477	Series 2010-129, Class AW, VAR, 6.153%, 04/20/37	5,138

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
32,013	Series 2010-130, Class CP, 7.000%, 10/16/40	37,101
22,172	Series 2010-157, Class OP, PO, 12/20/40	17,428
1,937	Series 2011-22, Class WA, 5.947%, 02/20/37	2,158
34,516	Series 2011-75, Class SM, IF, IO, 6.401%, 05/20/41	5,156
	NCUA Guaranteed Notes,
72,639	Series 2010-C1, Class APT, 2.650%, 10/29/20	73,552
32,635	Series 2010-R3, Class 1A, VAR, 0.770%, 12/08/20	32,808
10,210	Series 2010-R3, Class 3A, 2.400%, 12/08/20	10,204
	Vendee Mortgage Trust,
12,424	Series 1993-1, Class ZB, 7.250%, 02/15/23	14,304
2,464	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	2,712
8,814	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	9,933
3,493	Series 1996-1, Class 1Z, 6.750%, 02/15/26	4,026
1,636	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,885
4,851	Series 1997-1, Class 2Z, 7.500%, 02/15/27	5,666
3,350	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,864

		4,804,883

	Non-Agency CMO — 12.0%
7,000	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	6,615
148	ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	148
	American General Mortgage Loan Trust,
3,917	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	4,190
24,489	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	24,981
16,389	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	16,649
33,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	33,848
12,430	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	12,829
8,500	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.030%, 09/25/35	3,669
	ASG Resecuritization Trust,
7,791	Series 2009-1, Class A60, VAR, 5.311%, 06/26/37 (e)	7,869
21,959	Series 2009-2, Class A55, VAR, 5.371%, 05/24/36 (e)	22,436
5,300	Series 2009-2, Class G60, VAR, 5.371%, 05/24/36 (e)	5,330
41,737	Series 2009-3, Class A65, VAR, 5.348%, 03/26/37 (e)	41,782
23,675	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	24,149
5,207	Series 2009-5, Class A50, VAR, 5.589%, 02/28/37 (e)	5,286
10,302	Series 2010-1, Class A85, VAR, 0.592%, 02/27/36 (e)	9,941
17,726	Series 2010-2, Class A60, VAR, 5.087%, 01/28/37 (e)	17,814
18,551	Series 2010-3, Class 2A22, VAR, 0.459%, 10/28/36 (e)	17,995
11,240	Series 2010-4, Class 1A22, VAR, 0.415%, 07/28/36 (e) (f) (i)	10,903
5,289	Series 2010-4, Class 2A20, VAR, 0.405%, 11/28/36 (e)	5,130
7,079	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	7,063
9,932	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	10,429
10,466	Series 2011-1, Class 3A50, VAR, 2.579%, 11/28/35 (e) (f) (i)	10,074
2,570	Series 2011-2, Class A48S, IF, 23.495%, 02/28/36 (e)	3,495
	Banc of America Alternative Loan Trust,
403	Series 2003-1, Class APO, PO, 02/25/33	287
4,778	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	4,930
7,403	Series 2003-7, Class 2A4, 5.000%, 09/25/18	7,557
8,570	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	8,763
9,223	Series 2003-11, Class 1A1, 6.000%, 01/25/34	9,237
7,405	Series 2003-11, Class 2A1, 6.000%, 01/25/34	7,405
984	Series 2003-11, Class PO, PO, 01/25/34	691
2,611	Series 2004-1, Class 1A1, 6.000%, 02/25/34	2,744
2,737	Series 2004-1, Class 5A1, 5.500%, 02/25/19	2,763
530	Series 2004-6, Class 15PO, PO, 07/25/19	403
1,168	Series 2004-6, Class 3A2, 6.000%, 07/25/34	1,182
4,017	Series 2004-8, Class 3A1, 5.500%, 09/25/19	4,111

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
1,383	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,268
4,419	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	867
	Banc of America Funding Corp.,
1,409	Series 2004-1, Class PO, PO, 03/25/34	1,127
1,842	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	1,891
3,416	Series 2004-3, Class 1A7, 5.500%, 10/25/34	3,414
4,491	Series 2004-C, Class 1A1, VAR, 5.020%, 12/20/34	4,487
2,074	Series 2005-6, Class 2A7, 5.500%, 10/25/35	2,038
1,857	Series 2005-7, Class 30PO, PO, 11/25/35	1,253
870	Series 2005-8, Class 30PO, PO, 01/25/36	581
3,619	Series 2005-E, Class 4A1, VAR, 2.819%, 03/20/35	3,454
2,271	Series 2006-1, Class XPO, PO, 01/25/36	1,492
18,805	Series 2010-R11A, Class 1A6, VAR, 5.424%, 08/26/35 (e)	19,170
4,605	Series 2010-R4, Class 5A1, VAR, 0.343%, 07/26/36 (e)	4,460
15,968	Series 2010-R5, Class 5A6, VAR, 0.493%, 05/26/37 (e)	15,504
1,937	Series 2010-R7, Class A1, VAR, 0.373%, 06/25/46 (e) (f) (i)	1,908
	Banc of America Mortgage Securities, Inc.,
10,000	Series 2003-3, Class 1A7, 5.500%, 05/25/33	10,224
4,060	Series 2003-3, Class 2A1, VAR, 0.744%, 05/25/18	3,899
1,179	Series 2003-5, Class 3A1, 7.500%, 02/25/31	1,236
1,929	Series 2003-6, Class 2A1, VAR, 0.644%, 08/25/18	1,848
262	Series 2003-7, Class A2, 4.750%, 09/25/18	270
727	Series 2003-8, Class APO, PO, 11/25/33	526
1,512	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	1,497
4,711	Series 2003-E, Class 2A2, VAR, 2.883%, 06/25/33	4,481
460	Series 2004-1, Class APO, PO, 02/25/34	346
5,312	Series 2004-3, Class 15IO, IO, VAR, 0.239%, 04/25/19	27
38	Series 2004-3, Class 1A23, 4.500%, 04/25/34	38
16,500	Series 2004-3, Class 1A26, 5.500%, 04/25/34	16,909
285	Series 2004-4, Class APO, PO, 05/25/34	212
3,818	Series 2004-5, Class 2A2, 5.500%, 06/25/34	3,817
2,110	Series 2004-5, Class 4A1, 4.750%, 06/25/19	2,162
863	Series 2004-6, Class 2A7, 5.500%, 07/25/34	894
1,572	Series 2004-6, Class APO, PO, 07/25/34	1,141
104	Series 2004-8, Class 5PO, PO, 05/25/32	82
631	Series 2004-8, Class XPO, PO, 10/25/34	473
2,345	Series 2004-9, Class 3A1, 6.500%, 09/25/32	2,469
227	Series 2004-9, Class 3PO, PO, 09/25/32	178
2,879	Series 2004-J, Class 3A1, VAR, 5.089%, 11/25/34	2,548
5,642	Series 2005-1, Class 2A1, 5.000%, 02/25/20	5,742
	BCAP LLC Trust,
16,684	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	16,703
3,418	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	3,401
19,695	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	20,483
6,912	Series 2009-RR14, Class 3A2, VAR, 2.850%, 08/26/35 (e)	6,601
2,903	Series 2009-RR14, Class 4A1, VAR, 2.878%, 03/26/36 (e)	2,892
11,726	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	11,902
3,089	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	3,100
4,029	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	4,026
4,896	Series 2010-RR4, Class 2A1, VAR, 0.943%, 06/26/37 (e)	4,700
5,184	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	5,190
13,072	Series 2010-RR5, Class 2A5, VAR, 5.192%, 04/26/37 (e)	12,990
8,495	Series 2010-RR6, Class 22A3, VAR, 5.265%, 06/26/36 (e)	8,495
5,427	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	5,393
9,495	Series 2010-RR7, Class 15A1, VAR, 0.993%, 01/26/36 (e)	8,890
12,913	Series 2010-RR7, Class 16A1, VAR, 0.995%, 02/26/47 (e)	12,138

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
19,959	Series 2010-RR7, Class 1A5, VAR, 5.021%, 04/26/35 (e)	20,132
43,376	Series 2010-RR7, Class 2A1, VAR, 5.283%, 07/26/45 (e)	43,268
8,671	Series 2010-RR8, Class 3A3, VAR, 5.084%, 05/26/35 (e)	8,837
9,440	Series 2011-RR2, Class 3A3, VAR, 3.020%, 11/21/35 (e)	9,440
28,710	Series 2011-RR5-I, 0.000%, 05/26/36	26,162
	Bear Stearns Adjustable Rate Mortgage Trust,
4,564	Series 2003-2, Class A5, VAR, 2.602%, 01/25/33 (e)	4,452
510	Series 2003-7, Class 3A, VAR, 2.821%, 10/25/33	492
7,596	Series 2004-2, Class 14A, VAR, 5.137%, 05/25/34	7,822
16,897	Series 2005-5, Class A1, VAR, 2.340%, 08/25/35	16,036
11,686	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	10,564
7,190	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.694%, 03/25/35	6,082
	Cendant Mortgage Corp.,
1,290	Series 2003-8, Class 1P, PO, 10/25/33	919
375	Series 2004-1, Class P, PO, 02/25/34	260
	Chase Mortgage Finance Corp.,
4,278	Series 2003-S10, Class A1, 4.750%, 11/25/18	4,392
1,304	Series 2003-S2, Class A1, 5.000%, 03/25/18	1,325
803	Series 2003-S6, Class A1, 5.000%, 06/25/18	825
2,589	Series 2003-S9, Class AP, PO, 10/25/18	2,230
6,592	Series 2007-A1, Class 2A1, VAR, 2.851%, 02/25/37	6,548
1,158	Series 2007-A1, Class 7A1, VAR, 2.886%, 02/25/37	1,134
3,489	Series 2007-A1, Class 9A1, VAR, 3.349%, 02/25/37	3,505
2,587	Series 2007-A2, Class 1A1, VAR, 2.793%, 07/25/37	2,421
	Citicorp Mortgage Securities, Inc.,
168	Series 1993-14, Class A3, VAR, 1.394%, 11/25/23	162
1,233	Series 2003-6, Class 1A2, 4.500%, 05/25/33	1,239
3,313	Series 2004-1, Class 3A1, 4.750%, 01/25/34	3,383
8,539	Series 2004-4, Class A4, 5.500%, 06/25/34	8,909
1,024	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,058
1,821	Series 2006-1, Class 2A1, 5.000%, 02/25/21	1,830
5,000	Series 2006-4, Class 1A2, 6.000%, 08/25/36	4,813
	Citigroup Mortgage Loan Trust, Inc.,
4,673	Series 2003-1, Class 2A5, 5.250%, 10/25/33	4,726
600	Series 2003-1, Class 2A6, PO, 10/25/33	425
602	Series 2003-1, Class PO2, PO, 10/25/33	423
481	Series 2003-1, Class PO3, PO, 09/25/33	343
47	Series 2003-1, Class WPO1, PO, 06/25/16	45
519	Series 2003-UP3, Class A3, 7.000%, 09/25/33	524
2,422	Series 2003-UST1, Class A1, 5.500%, 12/25/18	2,442
498	Series 2003-UST1, Class PO1, PO, 12/25/18	424
345	Series 2003-UST1, Class PO3, PO, 12/25/18	301
3,046	Series 2004-UST1, Class A6, VAR, 5.080%, 08/25/34	3,116
652	Series 2005-1, Class 2A1A, VAR, 2.720%, 04/25/35	414
5,013	Series 2005-2, Class 2A11, 5.500%, 05/25/35	4,987
1,849	Series 2005-5, Class 1A2, VAR, 2.733%, 08/25/35	1,153
26,540	Series 2008-AR4, Class 1A1A, VAR, 5.284%, 11/25/38	26,407
4,888	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	4,521
15,741	Series 2009-10, Class 1A1, VAR, 2.715%, 09/25/33 (e)	15,751
12,596	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	12,627
13,000	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	13,618
6,806	Series 2010-7, Class 10A1, VAR, 2.738%, 02/25/35 (e)	6,772
4,337	Series 2010-7, Class 4A1, VAR, 1.210%, 09/25/37 (e)	4,291
6,596	Series 2010-10, Class 2A1, VAR, 2.708%, 02/25/36 (e)	6,513
7,867	Series 2011-3, Class 1A1, VAR, 0.274%, 02/25/47 (e)	7,695
18,753	Series 2011-5, Class 1A1, 0.384%, 02/25/46 (f) (i)	17,159
	Countrywide Alternative Loan Trust,

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
2,340	Series 2002-8, Class A4, 6.500%, 07/25/32	2,464
403	Series 2002-12, Class PO, PO, 11/25/32	285
3,661	Series 2002-18, Class M, 6.000%, 02/25/33	3,210
616	Series 2003-6T2, Class A6, 5.500%, 06/25/33	586
10,813	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	10,285
2,630	Series 2004-14T2, Class A5, 5.500%, 08/25/34	2,589
8,295	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	8,478
1,191	Series 2005-5R, Class A1, 5.250%, 12/25/18	1,214
10,078	Series 2005-1CB, Class 1A6, IF, IO, 6.906%, 03/25/35	1,495
19,621	Series 2005-20CB, Class 3A8, IF, IO, 4.556%, 07/25/35	1,987
22,198	Series 2005-22T1, Class A2, IF, IO, 4.876%, 06/25/35	1,885
328	Series 2005-26CB, Class A10, IF, 12.698%, 07/25/35	335
7,791	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,282
166	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	165
316	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	290
69,542	Series 2005-37T1, Class A2, IF, IO, 4.856%, 09/25/35	8,123
9,300	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	7,903
39,173	Series 2005-54CB, Class 1A2, IF, IO, 4.656%, 11/25/35	3,906
211	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	208
3,464	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,848
16,485	Series 2005-J1, Class 1A4, IF, IO, 4.906%, 02/25/35	1,470
1,500	Series 2007-21CB, Class 2A6, 6.000%, 09/25/37 (f) (i)	176
	Countrywide Home Loan Mortgage Pass-Through Trust,
452	Series 2002-18, Class PO, PO, 11/25/32	328
2,276	Series 2002-22, Class A20, 6.250%, 10/25/32	2,361
4,717	Series 2003-26, Class 1A6, 3.500%, 08/25/33	4,495
1,724	Series 2003-29, Class A1, 5.500%, 08/25/33	1,779
1	Series 2003-34, Class A11, 5.250%, 09/25/33	1
3,369	Series 2003-34, Class A6, 5.250%, 09/25/33	3,404
8,833	Series 2003-39, Class A6, 5.000%, 10/25/33	8,676
1,120	Series 2003-44, Class A9, PO, 10/25/33	891
8,887	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	9,201
244	Series 2003-J13, Class PO, PO, 01/25/34	180
2,017	Series 2003-J7, Class 4A3, IF, 9.522%, 08/25/18	2,110
8,271	Series 2004-5, Class 1A4, 5.500%, 06/25/34	8,623
393	Series 2004-7, Class 2A1, VAR, 2.269%, 06/25/34	352
8,139	Series 2004-8, Class 2A1, 4.500%, 06/25/19	8,389
721	Series 2004-HYB1, Class 2A, VAR, 2.879%, 05/20/34	624
2,865	Series 2004-HYB3, Class 2A, VAR, 2.567%, 06/20/34	2,318
1,860	Series 2004-HYB6, Class A3, VAR, 3.066%, 11/20/34	1,578
858	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	872
751	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	762
1,127	Series 2005-14, Class A2, 5.500%, 07/25/35	1,159
1,000	Series 2005-16, Class A23, 5.500%, 09/25/35	981
6,895	Series 2005-22, Class 2A1, VAR, 3.084%, 11/25/35	4,843
325	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	274
	Credit Suisse Mortgage Capital Certificates,
11,774	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	11,833
8,404	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	8,445
7,500	Series 2010-16, Class A3, VAR, 4.136%, 06/25/50 (e)	6,863
9,142	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	9,257
7,419	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	7,730
23,043	Series 2010-11R, Class A1, VAR, 1.191%, 06/28/47 (e)	22,784
8,501	Series 2010-12R, Class 14A1, VAR, 4.500%, 09/26/46 (e)	8,543
6,982	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	7,068
935	Series 2010-14R, Class 1A1, VAR, 0.943%, 11/26/37 (e)	930

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
6,968	Series 2010-15R, Class 7A1, VAR, 5.340%, 10/26/37 (e)	7,055
3,010	Series 2010-15R, Class 7A2, VAR, 5.340%, 10/26/37 (e)	2,747
8,062	Series 2010-17R, Class 1A1, VAR, 2.616%, 06/26/36 (e)	7,861
10,983	Series 2010-17R, Class 5A1, VAR, 3.500%, 07/26/36 (e)	10,903
44,547	Series 2011-1R, Class A1, VAR, 1.192%, 02/27/47 (e)	44,574
9,397	Series 2011-6R, Class 3A1, VAR, 5.653%, 07/28/36 (e)	8,786
	CS First Boston Mortgage Securities Corp.,
73	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	75
2,045	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,795
5,960	Series 2003-21, Class 1A4, 5.250%, 09/25/33	6,108
3,377	Series 2003-23, Class 1P, PO, 10/25/33	2,406
2,958	Series 2003-23, Class 2A5, 5.000%, 10/25/18	3,040
664	Series 2003-25, Class 2A1, 4.500%, 10/25/18	675
6,666	Series 2003-27, Class 5A3, 5.250%, 11/25/33	6,954
3,116	Series 2003-27, Class 5A4, 5.250%, 11/25/33	3,229
1,505	Series 2003-AR15, Class 3A1, VAR, 2.705%, 06/25/33	1,469
4,127	Series 2004-4, Class 2A4, 5.500%, 09/25/34	4,363
3,959	Series 2004-5, Class 3A1, 5.250%, 08/25/19	4,042
169	Series 2004-5, Class 5P, PO, 08/25/19	145
5,991	Series 2004-8, Class 1A4, 5.500%, 12/25/34	6,281
3,223	Series 2004-8, Class 3A5, 5.500%, 12/25/34	3,268
1,397	Series 2005-4, Class 3A24, IF, 18.258%, 06/25/35	1,410
1,028	Series 2005-9, Class AP, PO, 10/25/35	680
7,786	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	859
527	Series 2005-10, Class AP, PO, 11/25/35	344
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
2,747	Series 2005-1, Class 2A1, VAR, 5.750%, 02/25/20	2,786
3,781	Series 2005-3, Class 1A1, VAR, 5.296%, 06/25/20	3,571
	Deutsche Mortgage Securities, Inc.,
268	Series 2004-1, Class 2APO, PO, 10/25/18	229
6,676	Series 2009-RS2, Class 4A1, VAR, 0.343%, 04/26/37 (e)	6,375
6,818	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	6,784
13,737	Series 2010-RS2, Class A1, VAR, 1.441%, 06/28/47 (e)	13,742
	First Boston Mortgage Securities Corp. 1987 STRIPS,
51	Series C, Class IO, IO, 10.965%, 04/25/17	7
28	Series C, Class PO, PO, 04/25/17	26
	First Horizon Alternative Mortgage Securities,
3,412	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,641
25,925	Series 2007-FA4, Class 1A2, IF, IO, 5.456%, 08/25/37	3,231
	First Horizon Asset Securities, Inc.,
303	Series 2003-7, Class 2A1, 4.500%, 09/25/18	309
3,440	Series 2003-8, Class 2A1, 4.500%, 09/25/18	3,468
3,198	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,240
2,490	Series 2004-AR2, Class 2A1, VAR, 2.761%, 05/25/34	2,285
1,975	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	1,906
798	Series 2004-AR7, Class 2A2, VAR, 2.741%, 02/25/35	727
6,481	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	6,125
	GMAC Mortgage Corp. Loan Trust,
14,268	Series 2003-AR1, Class A4, VAR, 3.403%, 10/19/33	14,096
9,240	Series 2003-AR2, Class 2A4, VAR, 3.259%, 12/19/33	8,825
1,307	Series 2003-J7, Class A10, 5.500%, 11/25/33	1,320
13,139	Series 2003-J7, Class A7, 5.000%, 11/25/33	13,113
769	Series 2003-J8, Class A, 5.250%, 12/25/33	788
168	Series 2004-J5, Class A2, VAR, 0.594%, 01/25/35	168
7,313	Series 2004-J5, Class A7, 6.500%, 01/25/35	7,581
4,238	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	4,297
1,530	Series 2005-AR3, Class 3A3, VAR, 3.132%, 06/19/35	1,472

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
5,000	Series 2005-AR3, Class 3A4, VAR, 3.132%, 06/19/35	4,210
3,881	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	3,900
	GSMPS Mortgage Loan Trust,
1,369	Series 2004-4, Class 1AF, VAR, 0.594%, 06/25/34 (e)	1,143
2,525	Series 2005-RP2, Class 1AF, VAR, 0.544%, 03/25/35 (e)	2,125
	GSR Mortgage Loan Trust,
1,614	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,633
942	Series 2003-6F, Class A2, VAR, 0.594%, 09/25/32	909
2,348	Series 2004-9, Class 5A5, VAR, 3.399%, 08/25/34	2,333
3,327	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	3,555
397	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	401
989	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	965
159	Series 2004-15F, Class AP, PO, 12/25/34	117
3,036	Series 2005-5F, Class 2A3, 5.500%, 06/25/35	3,046
8,319	Series 2005-5F, Class 8A3, VAR, 0.694%, 06/25/35	8,103
9,319	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	8,996
519	Series 2005-AR6, Class 3A1, VAR, 2.717%, 09/25/35	462
4,000	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	3,619
11,505	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	9,404
107	Series 2006-2F, Class 2A15, 5.750%, 02/25/36	107
13,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	12,357
4,972	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.494%, 05/25/35	4,472
	Impac Secured Assets CMN Owner Trust,
2,395	Series 2003-2, Class A1, 5.500%, 08/25/33	2,494
111	Series 2004-3, Class 1A4, VAR, 0.994%, 11/25/34	105
12,199	Series 2006-1, Class 2A1, VAR, 0.544%, 05/25/36	10,408
28,753	Series 2006-2, Class 2A1, VAR, 0.544%, 08/25/36	24,721
32,288	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.261%, 08/25/35	202
	JP Morgan Mortgage Trust,
1,878	Series 2004-A3, Class 4A1, VAR, 3.811%, 07/25/34	1,877
4,135	Series 2004-A4, Class 1A1, VAR, 4.451%, 09/25/34	4,150
3,115	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	3,218
7,550	Series 2005-A1, Class 3A4, VAR, 5.017%, 02/25/35	7,279
3,812	Series 2005-A1, Class 5A1, VAR, 4.480%, 02/25/35	3,870
45,480	Series 2006-A2, Class 4A1, VAR, 2.909%, 08/25/34	44,369
2,974	Series 2006-A2, Class 5A3, VAR, 2.969%, 11/25/33	2,977
6,532	Series 2006-A3, Class 6A1, VAR, 3.061%, 08/25/34	5,937
4,186	Series 2007-A1, Class 5A1, VAR, 2.967%, 07/25/35	3,866
1,674	Series 2007-A1, Class 5A2, VAR, 2.967%, 07/25/35	1,588
	JP Morgan Reremic,
8,505	Series 2009-6, Class 4A1, VAR, 5.972%, 09/26/36 (e)	8,866
8,436	Series 2010-4, Class 7A1, VAR, 4.289%, 08/26/35 (e)	8,330
	Lehman Mortgage Trust,
2,686	Series 2006-2, Class 1A1, VAR, 6.476%, 04/25/36	2,565
2,083	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,698
10,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	7,755
	LVII Resecuritization Trust,
4,997	Series 2009-2, Class A3, VAR, 3.000%, 09/27/37 (e)	4,960
20,000	Series 2009-2, Class A4, VAR, 3.000%, 09/27/37 (e)	19,900
	MASTR Adjustable Rate Mortgages Trust,
1,727	Series 2004-3, Class 4A2, VAR, 2.191%, 04/25/34	1,538
3,826	Series 2004-13, Class 2A1, VAR, 2.796%, 04/21/34	3,762
13,565	Series 2004-13, Class 3A6, VAR, 2.874%, 11/21/34	13,552
772	Series 2004-15, Class 3A1, VAR, 3.241%, 12/25/34	629
	MASTR Alternative Loans Trust,
5,183	Series 2003-9, Class 2A1, 6.000%, 12/25/33	5,188
847	Series 2003-9, Class 8A1, 6.000%, 01/25/34	848
2,053	Series 2004-3, Class 2A1, 6.250%, 04/25/34	2,078

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
		Non-Agency CMO — Continued
6,004		Series 2004-3, Class 3A1, 6.000%, 04/25/34	6,208
1,214		Series 2004-6, Class 30PO, PO, 07/25/34	964
667		Series 2004-6, Class 7A1, 6.000%, 07/25/34	674
1,049		Series 2004-7, Class 30PO, PO, 08/25/34	724
3,143		Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,200
1,157		Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,177
3,893		Series 2005-6, Class 3A1, 5.500%, 11/25/20	3,765
		MASTR Asset Securitization Trust,
867		Series 2003-2, Class 1A1, 5.000%, 03/25/18	884
522		Series 2003-2, Class 2A1, 4.500%, 03/25/18	528
1,661		Series 2003-2, Class 2A10, 4.500%, 03/25/18	1,681
493		Series 2003-8, Class 1A1, 5.500%, 09/25/33	508
1,010		Series 2003-9, Class 15PO, PO, 10/25/18	866
841		Series 2003-9, Class 2A7, 5.500%, 10/25/33	868
561		Series 2003-11, Class 3A1, 4.500%, 12/25/18	570
622		Series 2003-12, Class 30PO, PO, 12/25/33	427
1,632		Series 2003-12, Class 6A1, 5.000%, 12/25/33	1,661
378		Series 2004-1, Class 30PO, PO, 02/25/34	260
5,095		Series 2004-4, Class 1A6, 5.250%, 12/26/33	5,295
208		Series 2004-4, Class 3A1, 4.500%, 04/25/19	213
594		Series 2004-6, Class 15PO, PO, 05/25/19	495
2,394		Series 2004-8, Class 1A1, 4.750%, 08/25/19	2,444
448		Series 2004-8, Class PO, PO, 08/25/19	385
1,368		Series 2004-9, Class 5A1, 5.250%, 09/25/19	1,410
259		Series 2004-10, Class 5A1, VAR, 0.594%, 11/25/34	258
4,675		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	4,955
2,300		Series 2006-2, Class 1A30, 6.000%, 06/25/36	2,108
		MASTR Reperforming Loan Trust,
20,555		Series 2005-2, Class 1A1F, VAR, 0.544%, 05/25/35 (e)	16,425
2,436		Series 2006-2, Class 1A1, VAR, 5.399%, 05/25/36 (e)	2,169
6,708		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	4,360
416		Medallion Trust, (Australia), Series 2004-1G, Class A1, VAR, 0.387%, 05/25/35	397
		Mellon Residential Funding Corp.,
9,795		Series 2000-TBC2, Class A1, VAR, 0.678%, 06/15/30	9,486
2,312		Series 2000-TBC3, Class A1, VAR, 0.638%, 12/15/30	2,178
5,742		Merrill Lynch Mortgage Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.476%, 06/25/37	5,112
		Merrill Lynch Mortgage Investors, Inc.,
2,652		Series 2003-A5, Class 2A6, VAR, 2.545%, 08/25/33	2,493
4,338		Series 2004-A4, Class A2, VAR, 2.734%, 08/25/34	4,260
7,887		Series 2005-A2, Class A1, VAR, 2.624%, 02/25/35	6,950
121		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	137
		MLCC Mortgage Investors, Inc.,
3,114		Series 2003-E, Class A1, VAR, 0.504%, 10/25/28	2,838
4,914		Series 2004-C, Class A2, VAR, 1.057%, 07/25/29	4,608
		Morgan Stanley Mortgage Loan Trust,
10,059		Series 2004-3, Class 4A, VAR, 5.652%, 04/25/34	10,206
3,074		Series 2004-9, Class 4A, VAR, 5.428%, 11/25/19	3,148
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,279.880%, 04/20/21	26
2,472		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.514%, 02/25/35	1,919
		Nomura Asset Acceptance Corp.,
1,152		Series 2003-A1, Class A1, 5.500%, 05/25/33	1,187
484		Series 2003-A1, Class A2, 6.000%, 05/25/33	492
149		Series 2003-A1, Class A5, 7.000%, 04/25/33	156
64		Series 2003-A1, Class A7, 5.000%, 04/25/18	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
1,449	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,461
	Paine Webber CMO Trust,
7	Series H, Class 4, 8.750%, 04/01/18	7
27	Series P, Class 4, 8.500%, 08/01/19	31
4,620	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	4,867
	RBSSP Resecuritization Trust,
7,688	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	8,072
3,659	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	3,849
5,591	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	5,647
7,325	Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	7,526
7,187	Series 2009-11, Class 1A1, 5.528%, 06/26/34 (e)	7,266
7,625	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	7,843
20,817	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	21,941
7,659	Series 2009-12, Class 3A1, VAR, 0.434%, 12/25/35 (e)	7,352
3,966	Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	4,016
2,281	Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	2,321
7,063	Series 2010-4, Class 12A1, 4.500%, 03/26/21 (e)	7,080
4,688	Series 2010-4, Class 2A1, SUB, 5.749%, 11/26/35 (e)	4,843
10,854	Series 2010-9, Class 1A1, VAR, 0.379%, 07/26/37 (e) (f) (i)	9,551
10,410	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	10,618
26,500	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	26,335
4,350	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	4,372
	Residential Accredit Loans, Inc.,
1,900	Series 2001-QS19, Class A2, 6.000%, 12/25/16	1,938
822	Series 2002-QS16, Class A3, IF, 16.217%, 10/25/17	903
3,345	Series 2002-QS8, Class A5, 6.250%, 06/25/17	3,396
3,075	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,029
1,789	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,723
819	Series 2003-QS1, Class A6, 4.250%, 01/25/33	820
2,356	Series 2003-QS12, Class A2A, IF, IO, 7.406%, 06/25/18	298
717	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	65
5,522	Series 2003-QS14, Class A1, 5.000%, 07/25/18	5,700
7,650	Series 2003-QS15, Class A7, 5.500%, 08/25/33	7,530
1,705	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,758
12,784	Series 2003-QS19, Class A1, 5.750%, 10/25/33	12,987
1,571	Series 2003-QS3, Class A2, IF, 16.073%, 02/25/18	1,715
1,623	Series 2003-QS3, Class A8, IF, IO, 7.406%, 02/25/18	177
4,398	Series 2003-QS9, Class A3, IF, IO, 7.356%, 05/25/18	618
11,197	Series 2004-QS7, Class A4, 5.500%, 05/25/34	9,796
758	Series 2004-QS8, Class A2, 5.000%, 06/25/34	758
3,000	Series 2005-QA6, Class A32, VAR, 5.475%, 05/25/35	1,797
543	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	363
	Residential Asset Securitization Trust,
1,734	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,731
177	Series 2003-A14, Class A1, 4.750%, 02/25/19	183
3,434	Series 2003-A8, Class A5, 4.250%, 10/25/18	3,515
21,685	Series 2005-A2, Class A4, IF, IO, 4.856%, 03/25/35	2,260
2,854	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,828
	Residential Funding Mortgage Securities I,
1,680	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,713
672	Series 2003-S14, Class A4, PO, 07/25/18	593
1,916	Series 2003-S16, Class A3, 5.000%, 09/25/18	1,965
2,701	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	2,751
329	Series 2004-S6, Class 2A6, PO, 06/25/34	245
2,067	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	2,121
2,148	Series 2005-SA4, Class 1A1, VAR, 3.232%, 09/25/35	1,542

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
121	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	86
	Salomon Brothers Mortgage Securities VII, Inc.,
8,678	Series 2003-HYB1, Class A, VAR, 3.217%, 09/25/33	8,563
333	Series 2003-UP2, Class PO1, PO, 12/25/18	254
	Sequoia Mortgage Trust,
3,122	Series 2004-8, Class A1, VAR, 0.546%, 09/20/34	2,787
4,878	Series 2004-8, Class A2, VAR, 0.836%, 09/20/34	4,310
1,477	Series 2004-10, Class A1A, VAR, 0.506%, 11/20/34	1,345
5,875	Series 2004-12, Class A3, VAR, 0.780%, 01/20/35	4,997
	Station Place Securitization Trust,
50,000	Series 2010-1, Class A, VAR, 1.196%, 12/20/42 (e)	50,000
5,250	Series 2010-1, Class M1, VAR, 1.946%, 12/20/42 (e)	5,250
4,200	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.937%, 06/25/34	4,098
2,957	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.527%, 10/19/34	2,661
	Structured Asset Securities Corp.,
1,205	Series 2002-17, Class B1, VAR, 6.097%, 09/25/32	1,186
123	Series 2002-10H, Class 1AP, PO, 05/25/32	91
950	Series 2003-8, Class 1A2, 5.000%, 04/25/18	977
7,032	Series 2003-16, Class A3, VAR, 0.694%, 06/25/33	6,733
513	Series 2003-21, Class 1A3, 5.500%, 07/25/33	513
5,579	Series 2003-29, Class 1A1, 4.750%, 09/25/18	5,720
1,336	Series 2003-30, Class 1A1, 5.500%, 10/25/33	1,396
1,950	Series 2003-30, Class 3A2, VAR, 0.694%, 10/25/33	1,918
1,126	Series 2003-32, Class 1A1, VAR, 5.212%, 11/25/33	1,171
1,409	Series 2003-31A, Class B1, VAR, 2.580%, 10/25/33	565
8,332	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	8,476
1,963	Series 2003-34A, Class 3A3, VAR, 2.575%, 11/25/33	1,850
9,290	Series 2003-37A, Class 2A, VAR, 5.031%, 12/25/33	9,533
3,162	Series 2004-20, Class 1A3, 5.250%, 11/25/34	3,187
17,500	Series 2004-5H, Class A4, 5.540%, 12/25/33	17,312
5,763	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	5,866
3,085	Series 2005-6, Class 4A1, 5.000%, 05/25/35	3,034
2,015	Series 2005-RF3, Class 1A, VAR, 0.544%, 06/25/35 (e)	1,628
3,770	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.514%, 09/25/43	3,560
	WaMu Mortgage Pass-Through Certificates,
4,461	Series 2003-AR7, Class A7, VAR, 2.672%, 08/25/33	4,383
22,834	Series 2003-AR9, Class 1A6, VAR, 2.715%, 09/25/33	22,123
4,209	Series 2003-AR9, Class 2A, VAR, 2.780%, 09/25/33	4,142
5,606	Series 2003-S1, Class A5, 5.500%, 04/25/33	5,774
1,017	Series 2003-S10, Class A2, 5.000%, 10/25/18	1,060
446	Series 2003-S10, Class A6, PO, 10/25/18	449
6,447	Series 2003-S11, Class 2A5, IF, 16.516%, 11/25/33	6,781
2,508	Series 2003-S13, Class 23A1, VAR, 0.744%, 12/25/18	2,448
1,773	Series 2003-S4, Class 2A10, IF, 16.929%, 06/25/33	2,005
3,795	Series 2003-S8, Class A4, 4.500%, 09/25/18	3,827
1,946	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,981
1,540	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,583
20,918	Series 2003-S9, Class A8, 5.250%, 10/25/33	21,787
665	Series 2003-S9, Class P, PO, 10/25/33	471
5,818	Series 2004-AR3, Class A1, VAR, 2.578%, 06/25/34	5,707
7,476	Series 2004-AR3, Class A2, VAR, 2.578%, 06/25/34	7,333
3,017	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	3,158
3,299	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	3,442
1,424	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,478

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
1,218	Series 2004-S1, Class 1A3, VAR, 0.594%, 03/25/34	1,179
9,984	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	9,978
5,432	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	5,613
571	Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	320
2,000	Series 2006-AR8, Class 1A2, VAR, 5.605%, 08/25/46	1,316
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
6,298	Series 2005-1, Class 1A1, 5.500%, 03/25/35	5,934
449	Series 2005-1, Class CP, PO, 03/25/35	306
24,838	Series 2005-2, Class 1A4, IF, IO, 4.856%, 04/25/35	2,455
6,817	Series 2005-2, Class 2A3, IF, IO, 4.806%, 04/25/35	694
7,587	Series 2005-4, Class CB7, 5.500%, 06/25/35	6,501
8,237	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,234
2,062	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,898
846	Series 2006-1, Class 3A2, 5.750%, 02/25/36	722
	Washington Mutual MSC Mortgage Pass-Through Certificates,
59	Series 2002-MS12, Class A, 6.500%, 05/25/32	62
1,018	Series 2003-MS5, Class 1A4, VAR, 0.694%, 03/25/18	999
113	Series 2003-MS7, Class P, PO, 03/25/33	92
	Wells Fargo Alternative Loan Trust,
441	Series 2003-1, Class APO, PO, 09/25/33	332
1,264	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	915
10,265	Wells Fargo Commercial Mortgage Trust, 0.000%, 04/01/41	10,367
	Wells Fargo Mortgage-Backed Securities Trust,
912	Series 2003-8, Class A9, 4.500%, 08/25/18	940
2,104	Series 2003-11, Class 1A4, 4.750%, 10/25/18	2,102
742	Series 2003-11, Class 1APO, PO, 10/25/18	640
2,561	Series 2003-13, Class A7, 4.500%, 11/25/18	2,598
13,467	Series 2003-15, Class 1A1, 4.750%, 12/25/18	13,903
317	Series 2003-15, Class APO, PO, 12/25/18	269
868	Series 2003-16, Class 2A1, 4.500%, 12/25/18	880
1,168	Series 2003-J, Class 2A5, VAR, 4.422%, 10/25/33	1,185
15,694	Series 2003-K, Class 1A1, VAR, 4.447%, 11/25/33	15,603
601	Series 2003-K, Class 1A2, VAR, 4.447%, 11/25/33	610
1,941	Series 2003-L, Class 2A1, VAR, 4.525%, 11/25/33	1,942
2,328	Series 2004-4, Class A9, 5.500%, 05/25/34	2,442
1,116	Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,141
1,310	Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,349
1,554	Series 2004-8, Class APO, PO, 08/25/19	1,318
4,712	Series 2004-B, Class A1, VAR, 4.915%, 02/25/34	4,838
3,367	Series 2004-BB, Class A4, VAR, 2.746%, 01/25/35	3,336
2,021	Series 2004-E, Class A8, VAR, 4.880%, 05/25/34	2,025
8,503	Series 2004-EE, Class 2A1, VAR, 2.823%, 12/25/34	8,159
5,784	Series 2004-EE, Class 2A2, VAR, 2.823%, 12/25/34	5,772
8,217	Series 2004-EE, Class 3A1, VAR, 2.920%, 12/25/34	8,076
2,683	Series 2004-EE, Class 3A2, VAR, 2.920%, 12/25/34	2,685
10,195	Series 2004-I, Class 1A1, VAR, 2.877%, 07/25/34	9,794
9,572	Series 2004-P, Class 2A1, VAR, 2.908%, 09/25/34	9,328
5,770	Series 2004-V, Class 1A1, VAR, 2.835%, 10/25/34	5,716
7,402	Series 2004-V, Class 1A2, VAR, 2.835%, 10/25/34	7,392
6,454	Series 2005-1, Class 2A1, 5.000%, 01/25/20	6,645
5,673	Series 2005-13, Class A1, 5.000%, 11/25/20	5,921
3,169	Series 2005-14, Class 1A1, 5.500%, 12/25/35	3,325
1,153	Series 2005-14, Class 2APO, PO, 12/25/35	741
5,206	Series 2005-AR8, Class 2A1, VAR, 2.819%, 06/25/35	5,074

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
1,550	Series 2007-7, Class A7, 6.000%, 06/25/37	1,512
11,000	Series 2007-9, Class 1A8, 5.500%, 07/25/37	10,783
9,169	Series 2007-11, Class A14, 6.000%, 08/25/37	8,544

		2,467,518

	Total Collateralized Mortgage Obligations (Cost $6,913,690)	7,272,401

Commercial Mortgage-Backed Securities — 2.0%
	Banc of America Commercial Mortgage, Inc.,
5,000	Series 2005-1, Class AJ, VAR, 5.185%, 11/10/42	5,245
5,000	Series 2005-3, Class A4, 4.668%, 07/10/43	5,366
10,625	Series 2005-3, Class AM, 4.727%, 07/10/43	10,933
2,500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,733
8,953	Series 2005-6, Class ASB, VAR, 5.195%, 09/10/47	9,481
2,855	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	3,116
7,000	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	7,722
11,500	Series 2006-4, Class A4, 5.634%, 07/10/46	12,673
2,500	Series 2006-5, Class A4, 5.414%, 09/10/47	2,712
265,911	Series 2006-5, Class XC, IO, VAR, 0.258%, 09/10/47 (e)	4,070
9,500	Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A, VAR, 5.614%, 06/24/50 (e)	10,472
30,273	BCRR Trust, Series 2010-LEAF, Class 35A, 4.230%, 11/22/33 (e)	30,462
	Bear Stearns Commercial Mortgage Securities,
3,495	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	3,633
8,560	Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	9,468
915	Series 2006-PW14, Class A1, 5.044%, 12/11/38	921
283,161	Series 2006-PW14, Class X1, IO, VAR, 0.215%, 12/11/38 (e)	4,914
2,700	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,976
	Citigroup Commercial Mortgage Trust,
7,200	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	7,427
508	Series 2006-C4, Class A1, VAR, 5.729%, 03/15/49	508
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
191,082	Series 2006-CD3, Class XS, IO, VAR, 0.155%, 10/15/48 (e)	2,635
304,442	Series 2007-CD4, Class XC, IO, VAR, 0.131%, 12/11/49 (e)	2,738
4,700	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	5,092
6,300	Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,843
2,150	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.661%, 03/15/39	2,361
1,700	CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,761
268,895	CW Capital Cobalt Ltd., Series 2006-C1, Class IO, IO, VAR, 0.724%, 08/15/48	6,635
16,002	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	16,405
37,382	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	38,071
11,500	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	11,681
	GMAC Commercial Mortgage Securities, Inc.,
304	Series 2003-C1, Class A1, 3.337%, 05/10/36	306
14,000	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	15,199
3,500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,560
	GS Mortgage Securities Corp. II,
11,100	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	12,089
7,300	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	7,957
176,247	Series 2006-GG8, Class X, IO, VAR, 0.653%, 11/10/39 (e)	4,287
5,500	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,848
	JP Morgan Chase Commercial Mortgage Securities Corp.,
5,150	Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	5,307
471,382	Series 2006-CB15, Class X1, IO, VAR, 0.073%, 06/12/43	3,399

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
1,600	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,747
	LB-UBS Commercial Mortgage Trust,
5,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	5,449
1,470	Series 2006-C4, Class A4, VAR, 5.877%, 06/15/38	1,643
217,422	Series 2007-C2, Class XW, IO, VAR, 0.557%, 02/15/40	4,710
	Merrill Lynch Mortgage Trust,
2,500	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,735
3,325	Series 2005-LC1, Class AJ, VAR, 5.327%, 01/12/44	3,288
5,605	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	5,863
2,200	Series 2006-C1, Class A4, VAR, 5.667%, 05/12/39	2,454
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
4,950	Series 2006-1, Class A4, VAR, 5.432%, 02/12/39	5,446
529,166	Series 2006-4, Class XC, IO, VAR, 0.222%, 12/12/49 (e)	7,095
11,124	Morgan Stanley, 3.000%, 07/17/56	11,134
	Morgan Stanley Capital I,
458	Series 2004-RR, Class F4, VAR, 6.000%, 04/28/39 (e)	458
200,467	Series 2006-IQ12, Class X1, IO, VAR, 0.160%, 12/15/43 (e)	2,487
128,404	Series 2007-HQ13, Class X1, IO, VAR, 0.466%, 12/15/44 (e)	2,530
23	Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.980%, 01/15/39	24
26,000	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	27,676
1,924	Multi Security Asset Trust, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	1,949
27,950	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.983%, 08/15/39	30,636
7,428	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	7,430

	Total Commercial Mortgage-Backed Securities (Cost $386,203)	411,760

Corporate Bonds — 13.7%
Consumer Discretionary — 1.0%
	Auto Components — 0.0% (g)
3,335	Johnson Controls, Inc., 4.250%, 03/01/21	3,402

	Automobiles — 0.0% (g)
3,600	Daimler Finance North America LLC, 7.300%, 01/15/12	3,747

	Broadcasting & Cable TV — 0.1%
	DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
5,600	4.600%, 02/15/21	5,666
12,465	6.000%, 08/15/40	12,784

		18,450

	Hotels, Restaurants & Leisure — 0.0% (g)
2,025	McDonald’s Corp., 4.300%, 03/01/13	2,149

	Household Durables — 0.0% (g)
3,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	3,056

	Media — 0.8%
	CBS Corp.,
750	5.500%, 05/15/33	722
1,426	5.750%, 04/15/20	1,562
6,025	7.875%, 07/30/30	7,300
1,500	8.875%, 05/15/19	1,938
	Comcast Cable Communications Holdings, Inc.,
6,417	8.375%, 03/15/13	7,220
5,250	9.455%, 11/15/22	7,383
	Comcast Cable Communications LLC,
2,200	7.125%, 06/15/13	2,454
1,000	8.875%, 05/01/17	1,279
	Comcast Cable Holdings LLC,
7,039	9.800%, 02/01/12	7,460
1,800	10.125%, 04/15/22	2,514
	Comcast Corp.,
1,300	5.900%, 03/15/16	1,480
3,000	6.450%, 03/15/37	3,261
1,000	6.500%, 01/15/17	1,168
4,600	6.500%, 11/15/35	5,059
	Cox Communications, Inc.,
2,600	5.450%, 12/15/14	2,906
1,300	8.375%, 03/01/39 (e)	1,780
2,650	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,023
4,322	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	4,494
3,365	Historic TW, Inc., 9.150%, 02/01/23	4,527
5,102	NBC Universal, Inc., 5.950%, 04/01/41 (e)	5,246
	News America, Inc.,
2,500	6.200%, 12/15/34	2,597
1,500	6.900%, 08/15/39	1,694
1,965	7.250%, 05/18/18	2,393

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Media — Continued
4,400	7.300%, 04/30/28	4,985
3,000	7.625%, 11/30/28	3,617
1,100	8.000%, 10/17/16	1,355
1,050	8.875%, 04/26/23	1,410
	TCI Communications, Inc.,
1,337	7.125%, 02/15/28	1,572
426	8.750%, 08/01/15	525
	Thomson Reuters Corp., (Canada),
2,150	4.700%, 10/15/19	2,295
1,125	5.950%, 07/15/13	1,237
	Time Warner Cable, Inc.,
1,700	5.850%, 05/01/17	1,902
4,600	5.875%, 11/15/40	4,542
4,550	6.750%, 07/01/18	5,290
2,000	6.750%, 06/15/39	2,198
2,450	7.300%, 07/01/38	2,846
1,590	8.250%, 02/14/14	1,857
2,150	8.250%, 04/01/19	2,690
1,785	8.750%, 02/14/19	2,280
	Time Warner Entertainment Co. LP,
2,020	8.375%, 03/15/23	2,573
2,165	10.150%, 05/01/12	2,346
6,500	Time Warner Entertainment Co., LP, 8.375%, 07/15/33	8,380
	Time Warner, Inc.,
5,670	4.750%, 03/29/21	5,781
3,125	6.200%, 03/15/40	3,256
4,139	6.250%, 03/29/41	4,325
3,825	7.625%, 04/15/31	4,613
1,255	7.700%, 05/01/32	1,530

		152,865

	Multiline Retail — 0.0% (g)
1,000	Kohl’s Corp., 6.250%, 12/15/17	1,180
	Target Corp.,
2,100	6.000%, 01/15/18	2,470
1,900	7.000%, 01/15/38	2,340

		5,990

	Specialty Retail — 0.1%
4,600	Home Depot, Inc., 5.400%, 03/01/16	5,184
3,500	Lowe’s Cos., Inc., 7.110%, 05/15/37	4,375
1,775	Staples, Inc., 9.750%, 01/15/14	2,126

		11,685

	Total Consumer Discretionary	201,344

Consumer Staples — 0.6%
	Beverages — 0.2%
	Anheuser-Busch Cos., Inc.,
1,000	5.500%, 01/15/18	1,129
1,100	5.750%, 04/01/36	1,177
	Anheuser-Busch InBev Worldwide, Inc.,
800	7.200%, 01/15/14	916
7,050	7.750%, 01/15/19	9,000
	Coca-Cola Co. (The),
1,550	3.625%, 03/15/14	1,664
1,550	4.875%, 03/15/19	1,731
1,650	Coca-Cola Refreshments USA, Inc., 8.500%, 02/01/12	1,739
2,780	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	2,947
	Diageo Finance B.V., (Netherlands),
2,150	5.300%, 10/28/15	2,424
3,600	5.500%, 04/01/13	3,894
3,975	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	4,343
231	PepsiCo, Inc., 7.900%, 11/01/18	300
	SABMiller plc, (United Kingdom),
1,900	5.500%, 08/15/13 (e)	2,069
850	6.500%, 07/01/16 (e)	991

		34,324

	Food & Staples Retailing — 0.1%
	CVS Caremark Corp.,
6,794	5.750%, 05/15/41	6,736
2,000	6.125%, 09/15/39	2,087
	Kroger Co. (The),
924	5.400%, 07/15/40	917
2,225	7.500%, 01/15/14	2,545
	Wal-Mart Stores, Inc.,
1,820	4.550%, 05/01/13	1,954
1,200	5.250%, 09/01/35	1,214
1,050	6.200%, 04/15/38	1,181
700	7.550%, 02/15/30	918

		17,552

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,125	5.875%, 05/15/13	2,289
7,760	8.500%, 06/15/19	9,531
605	Bunge N.A. Finance LP, 5.900%, 04/01/17	664
	Cargill, Inc.,
2,724	4.307%, 05/14/21 (e)	2,770
1,550	6.000%, 11/27/17 (e)	1,793
2,850	7.350%, 03/06/19 (e)	3,523
1,270	General Mills, Inc., 6.000%, 02/15/12	1,319
	Kellogg Co.,
1,500	4.250%, 03/06/13	1,584
2,600	5.125%, 12/03/12	2,770
	Kraft Foods, Inc.,
5,888	5.375%, 02/10/20	6,445
4,250	6.125%, 02/01/18	4,889
2,000	6.125%, 08/23/18	2,303
8,705	6.500%, 08/11/17	10,218
1,000	6.750%, 02/19/14	1,136
1,600	6.875%, 02/01/38	1,873

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Food Products — Continued
2,700	6.875%, 01/26/39	3,160
1,200	7.000%, 08/11/37	1,416

		57,683

	Household Products — 0.0% (g)
500	Kimberly-Clark Corp., 7.500%, 11/01/18	633
2,262	Procter & Gamble - ESOP, 9.360%, 01/01/21	2,928
1,000	Procter & Gamble Co., 5.500%, 02/01/34	1,109

		4,670

	Total Consumer Staples	114,229

Energy — 0.8%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
750	6.150%, 09/15/19	884
5,050	7.450%, 09/15/39	6,533
6,750	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	7,652

		15,069

	Oil, Gas & Consumable Fuels — 0.7%
2,655	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	3,222
	Anadarko Petroleum Corp.,
405	5.750%, 06/15/14	450
8,500	7.625%, 03/15/14	9,800
1,100	8.700%, 03/15/19	1,416
2,500	Apache Corp., 6.900%, 09/15/18	3,067
	BP Capital Markets plc, (United Kingdom),
1,380	3.125%, 03/10/12	1,406
5,500	3.875%, 03/10/15	5,810
6,200	4.742%, 03/11/21	6,416
9,100	5.250%, 11/07/13	9,882
	Canadian Natural Resources Ltd., (Canada),
400	5.900%, 02/01/18	461
2,000	6.750%, 02/01/39	2,377
5,100	Chevron Corp., 4.950%, 03/03/19	5,724
1,040	Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,312
	ConocoPhillips,
1,500	5.200%, 05/15/18	1,696
2,000	5.750%, 02/01/19	2,331
1,450	6.000%, 01/15/20	1,715
1,450	6.500%, 02/01/39	1,732
900	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	919
2,750	EnCana Corp., (Canada), 6.500%, 05/15/19	3,318
5,400	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	5,357
	EOG Resources, Inc.,
5,300	4.100%, 02/01/21	5,300
1,800	6.875%, 10/01/18	2,170
1,155	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,309
1,230	Kerr-McGee Corp., 6.950%, 07/01/24	1,421
	Marathon Oil Corp.,
2,819	5.900%, 03/15/18	3,241
2,800	6.000%, 10/01/17	3,241
1,150	PC Financial Partnership, 5.000%, 11/15/14	1,263
	Petro-Canada, (Canada),
2,549	6.050%, 05/15/18	2,926
3,200	6.800%, 05/15/38	3,733
2,045	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,173
	Shell International Finance B.V., (Netherlands),
2,330	1.875%, 03/25/13	2,381
994	3.100%, 06/28/15	1,043
2,330	4.000%, 03/21/14	2,511
3,000	4.300%, 09/22/19	3,163
8,580	4.375%, 03/25/20	9,124
6,000	6.375%, 12/15/38	7,169
2,950	Statoil ASA, (Norway), 3.125%, 08/17/17	2,984
	Suncor Energy, Inc., (Canada),
1,900	6.100%, 06/01/18	2,191
900	6.850%, 06/01/39	1,056
475	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	593
	Tosco Corp.,
300	7.800%, 01/01/27	392
3,500	8.125%, 02/15/30	4,674
	Total Capital S.A., (France),
10,000	2.300%, 03/15/16	10,023
2,218	4.125%, 01/28/21	2,274
2,800	XTO Energy, Inc., 5.750%, 12/15/13	3,150

		147,916

	Total Energy	162,985

Financials — 7.9%
	Capital Markets — 1.8%
	Bank of New York Mellon Corp. (The),
8,000	2.950%, 06/18/15	8,296
2,500	3.100%, 01/15/15	2,622
3,750	4.600%, 01/15/20	3,991
1,000	5.125%, 08/27/13	1,089
	BlackRock, Inc.,
3,245	3.500%, 12/10/14	3,437
9,294	5.000%, 12/10/19	10,013
10,200	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	10,293
1,600	Charles Schwab Corp. (The), 4.950%, 06/01/14	1,759
	Credit Suisse USA, Inc.,
1,200	4.875%, 01/15/15	1,317

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Capital Markets — Continued
1,803	5.125%, 01/15/14	1,968
15,099	6.125%, 11/15/11	15,484
2,500	FMR LLC, 6.450%, 11/15/39 (e)	2,597
2,095	Goldman Sachs Capital I, 6.345%, 02/15/34	2,018
1,000	Goldman Sachs Group LP, 8.000%, 03/01/13 (e)	1,108
	Goldman Sachs Group, Inc. (The),
6,465	3.625%, 02/07/16	6,483
4,020	3.700%, 08/01/15	4,082
2,694	4.750%, 07/15/13	2,864
12,866	5.250%, 10/15/13	13,848
7,151	5.375%, 03/15/20	7,374
10	5.700%, 09/01/12	11
12,900	5.950%, 01/18/18	13,972
8,375	6.000%, 06/15/20	9,000
650	6.150%, 04/01/18	713
7,470	6.250%, 09/01/17	8,254
1,600	6.750%, 10/01/37	1,608
27,505	7.500%, 02/15/19	32,241
	Jefferies Group, Inc.,
3,075	3.875%, 11/09/15	3,138
2,750	5.125%, 04/13/18	2,782
5,600	6.450%, 06/08/27	5,707
6,925	8.500%, 07/15/19	8,396
	Lehman Brothers Holdings, Inc.,
151	3.950%, 11/10/09 (d)	39
3,480	4.800%, 03/13/14 (d)	905
800	5.750%, 05/17/13 (d)	208
3,000	6.000%, 07/19/12 (d)	780
3,962	6.625%, 01/18/12 (d)	1,030
450	6.750%, 12/28/17 (d)	–	(h)
219	7.875%, 11/01/09 (d)	57
	Macquarie Group Ltd., (Australia),
10,015	6.250%, 01/14/21 (e)	10,343
6,992	7.300%, 08/01/14 (e)	7,943
	Merrill Lynch & Co., Inc.,
700	5.000%, 01/15/15	750
3,723	5.450%, 07/15/14	4,035
1,000	5.700%, 05/02/17	1,055
6,929	6.150%, 04/25/13	7,515
17,586	6.400%, 08/28/17	19,726
6,348	6.875%, 04/25/18	7,234
	Morgan Stanley,
6,626	4.000%, 07/24/15	6,861
4,263	4.200%, 11/20/14	4,472
2,711	4.750%, 04/01/14	2,858
9,078	5.300%, 03/01/13	9,675
5,200	5.450%, 01/09/17	5,605
7,503	5.500%, 07/24/20	7,720
8,050	5.625%, 09/23/19	8,522
1,300	5.750%, 08/31/12	1,374
5,800	6.000%, 05/13/14	6,366
3,294	6.000%, 04/28/15	3,655
1,070	6.250%, 08/28/17	1,194
4,425	6.625%, 04/01/18	4,981
7,000	7.300%, 05/13/19	8,061
	Nomura Holdings, Inc., (Japan),
10,600	4.125%, 01/19/16	10,790
2,828	5.000%, 03/04/15	3,001
6,114	6.700%, 03/04/20	6,806
887	Northern Trust Corp., 5.500%, 08/15/13	977
1,250	State Street Corp., 4.300%, 05/30/14	1,355
	UBS AG, (Switzerland),
2,927	2.250%, 08/12/13	2,980
13,050	3.875%, 01/15/15	13,785
2,000	4.875%, 08/04/20	2,092
2,400	5.750%, 04/25/18	2,670
1,025	5.875%, 12/20/17	1,160

		365,045

	Commercial Banks — 2.4%
2,930	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	2,979
	Australia & New Zealand Banking Group Ltd., (Australia),
6,200	3.250%, 03/01/16 (e)	6,298
2,867	4.875%, 01/12/21 (e)	2,939
	Bank of Nova Scotia, (Canada),
8,206	1.650%, 10/29/15 (e)	8,103
3,630	2.375%, 12/17/13	3,731
3,441	3.400%, 01/22/15	3,624
4,367	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	4,588
	Barclays Bank plc, (United Kingdom),
3,800	2.375%, 01/13/14	3,876
9,400	2.500%, 01/23/13	9,618
8,375	2.500%, 09/21/15 (e)	8,363
3,858	3.900%, 04/07/15	4,061
1,100	5.000%, 09/22/16	1,188
4,500	5.125%, 01/08/20	4,656
5,500	5.200%, 07/10/14	6,015
3,700	6.050%, 12/04/17 (e)	3,988
500	6.750%, 05/22/19	576
	BB&T Corp.,
5,008	2.050%, 04/28/14	5,068
2,350	3.375%, 09/25/13	2,459
10,800	3.850%, 07/27/12	11,175
6,250	3.950%, 04/29/16	6,604
2,750	4.900%, 06/30/17	2,967
1,650	6.850%, 04/30/19	1,977
	Branch Banking & Trust Co.,
598	4.875%, 01/15/13	631
4,650	5.625%, 09/15/16	5,243
1,500	Cadets Trust, 4.800%, 07/15/13 (e) (f) (i)	1,580

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Commercial Banks — Continued
37,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	38,435
1,250	Comerica Bank, 5.200%, 08/22/17	1,366
1,960	Comerica, Inc., 3.000%, 09/16/15	1,988
	Credit Suisse, (Switzerland),
2,700	3.450%, 07/02/12	2,783
3,290	4.375%, 08/05/20	3,337
2,995	5.000%, 05/15/13	3,213
6,300	5.300%, 08/13/19	6,888
2,000	5.500%, 05/01/14	2,218
4,000	Credit Suisse AG, (Switzerland), 5.400%, 01/14/20	4,198
	Deutsche Bank AG, (Germany),
7,800	3.250%, 01/11/16	8,002
3,520	3.875%, 08/18/14	3,743
10,218	DnB NOR Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	10,121
1,450	Fifth Third Bancorp, 5.450%, 01/15/17	1,562
	HSBC Bank plc, (United Kingdom),
9,146	3.100%, 05/24/16 (e)	9,172
4,624	3.500%, 06/28/15 (e)	4,788
5,961	4.125%, 08/12/20 (e)	5,847
10,000	4.750%, 01/19/21 (e)	10,239
6,805	HSBC Bank USA N.A., 4.625%, 04/01/14	7,301
4,669	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	4,858
3,150	KeyBank N.A., 5.500%, 09/17/12	3,316
3,750	KeyCorp, 6.500%, 05/14/13	4,097
	Manufacturers & Traders Trust Co.,
4,500	6.625%, 12/04/17	5,199
6,250	VAR, 1.805%, 04/01/13	6,251
	National Australia Bank Ltd., (Australia),
18,650	2.500%, 01/08/13 (e)	19,057
7,800	2.750%, 09/28/15 (e)	7,829
3,455	3.750%, 03/02/15 (e)	3,629
8,677	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	8,805
4,000	National City Bank, 5.800%, 06/07/17	4,499
	Nordea Bank AB, (Sweden),
5,000	1.750%, 10/04/13 (e)	5,022
6,198	4.875%, 05/13/21 (e)	6,186
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,378
	PNC Funding Corp.,
1,015	3.000%, 05/19/14	1,049
4,534	4.375%, 08/11/20	4,659
5,700	5.125%, 02/08/20	6,179
1,200	5.250%, 11/15/15	1,312
1,230	5.625%, 02/01/17	1,363
4,100	6.700%, 06/10/19	4,887
	Rabobank Nederland N.V., (Netherlands),
2,340	2.125%, 10/13/15	2,322
12,700	3.200%, 03/11/15 (e)	13,163
6,900	4.500%, 01/11/21	7,211
2,450	SouthTrust Bank, 7.690%, 05/15/25	2,786
	SunTrust Banks, Inc.,
4,015	5.250%, 11/05/12	4,228
1,000	6.000%, 09/11/17	1,120
505	7.250%, 03/15/18	591
9,045	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	9,193
	U.S. Bancorp,
4,680	2.000%, 06/14/13	4,782
4,299	2.875%, 11/20/14	4,470
3,558	4.125%, 05/24/21	3,574
1,400	7.500%, 06/01/26	1,758
690	U.S. Bank N.A., 6.300%, 02/04/14	774
	Wachovia Bank N.A.,
4,700	5.000%, 08/15/15	5,086
15,190	6.000%, 11/15/17	17,297
2,700	6.600%, 01/15/38	3,116
4,430	VAR, 0.640%, 03/15/16	4,232
	Wachovia Corp.,
2,130	4.875%, 02/15/14	2,293
8,400	5.500%, 05/01/13	9,080
3,050	5.750%, 06/15/17	3,463
13,275	5.750%, 02/01/18	14,934
	Wells Fargo & Co.,
16,700	3.676%, 06/15/16	17,354
2,500	4.600%, 04/01/21	2,559
8,185	5.625%, 12/11/17	9,204
	Wells Fargo Bank N.A.,
970	4.750%, 02/09/15	1,049
2,000	5.750%, 05/16/16	2,244
	Westpac Banking Corp., (Australia),
4,800	4.200%, 02/27/15	5,119
10,711	4.875%, 11/19/19	11,347

		502,432

	Consumer Finance — 0.4%
4,900	American Express Centurion Bank, 6.000%, 09/13/17	5,617
	American Express Credit Corp.,
9,100	5.875%, 05/02/13	9,847
5,650	7.300%, 08/20/13	6,329
1,479	American General Finance Corp., 5.375%, 10/01/12	1,486
2,060	American Honda Finance Corp., 2.375%, 03/18/13 (e)	2,101
11,599	Capital One Bank USA N.A., 8.800%, 07/15/19	14,908
	Capital One Financial Corp.,
1,175	5.700%, 09/15/11	1,192

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Consumer Finance — Continued
3,105	6.250%, 11/15/13	3,437
5,300	6.750%, 09/15/17	6,338
2,970	7.375%, 05/23/14	3,455
	HSBC Finance Corp.,
311	4.750%, 07/15/13	332
2,000	5.000%, 06/30/15	2,188
1,600	5.250%, 01/15/14	1,739
200	5.500%, 01/19/16	223
2,251	6.375%, 10/15/11	2,300
1,078	6.375%, 11/27/12	1,161
4,500	7.000%, 05/15/12	4,766
308	7.350%, 11/27/32	324
1,700	VAR, 0.528%, 01/15/14	1,675
	John Deere Capital Corp.,
450	4.500%, 04/03/13	480
4,750	5.250%, 10/01/12	5,031
2,437	SLM Corp., 5.375%, 01/15/13	2,553
5,538	Toyota Motor Credit Corp., 3.200%, 06/17/15	5,766
2,002	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	2,019

		85,267

	Diversified Financial Services — 1.9%
10,250	Associates Corp. of North America, 6.950%, 11/01/18	11,690
18,700	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	19,539
	Bank of America Corp.,
2,385	3.625%, 03/17/16	2,408
5,500	4.900%, 05/01/13	5,827
5,355	5.000%, 05/13/21	5,345
6,500	5.625%, 10/14/16	7,096
6,730	5.625%, 07/01/20	7,068
5,340	5.650%, 05/01/18	5,704
4,635	5.750%, 12/01/17	5,026
5,000	6.500%, 08/01/16	5,656
3,000	7.375%, 05/15/14	3,425
3,500	7.625%, 06/01/19	4,160
7,420	Bank of America N.A., 5.300%, 03/15/17	7,843
	BHP Billiton Finance USA Ltd., (Australia),
1,600	5.400%, 03/29/17	1,836
1,150	5.500%, 04/01/14	1,284
2,750	6.500%, 04/01/19	3,330
6,049	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	6,174
	Caterpillar Financial Services Corp.,
1,900	4.900%, 08/15/13	2,053
1,000	5.450%, 04/15/18	1,134
900	5.500%, 03/15/16	1,033
4,800	6.200%, 09/30/13	5,365
3,500	7.050%, 10/01/18	4,339
600	7.150%, 02/15/19	750
	Citigroup, Inc.,
3,800	4.587%, 12/15/15	4,041
1,500	4.700%, 05/29/15	1,595
3,400	4.750%, 05/19/15	3,648
5,286	5.000%, 09/15/14	5,615
4,470	5.375%, 08/09/20	4,710
2,400	5.500%, 04/11/13	2,567
1,000	5.500%, 02/15/17	1,080
1,575	6.000%, 12/13/13	1,726
13,500	6.000%, 08/15/17	15,077
7,525	6.010%, 01/15/15	8,342
5,350	6.125%, 11/21/17	6,025
3,675	6.375%, 08/12/14	4,111
2,850	8.125%, 07/15/39	3,715
13,075	8.500%, 05/22/19	16,420
	CME Group, Inc.,
7,200	5.400%, 08/01/13	7,850
700	5.750%, 02/15/14	781
1,225	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,422
400	Diageo Investment Corp., 9.000%, 08/15/11	407
	ERAC USA Finance LLC,
2,728	2.250%, 01/10/14 (e)	2,757
3,874	4.500%, 08/16/21 (e)	3,883
3,346	FUEL Trust, 4.207%, 04/15/16 (e)	3,437
	General Electric Capital Corp.,
4,131	2.250%, 11/09/15	4,075
11,000	4.375%, 09/16/20	10,960
16,000	5.250%, 10/19/12	16,965
1,787	5.300%, 02/11/21	1,877
1,500	5.400%, 02/15/17	1,666
2,000	5.500%, 06/04/14	2,214
10,250	5.500%, 01/08/20	11,094
7,400	5.625%, 09/15/17	8,267
25,675	5.625%, 05/01/18	28,388
26,603	5.875%, 02/15/12	27,617
1,900	5.875%, 01/14/38	1,977
4,700	5.900%, 05/13/14	5,255
24,792	6.000%, 06/15/12	26,189
5,300	6.000%, 08/07/19	5,936
5,941	6.750%, 03/15/32	6,789
900	6.875%, 01/10/39	1,057
2,625	VAR, 0.410%, 04/10/12	2,627
3,500	VAR, 0.431%, 02/15/17	3,336
	National Rural Utilities Cooperative Finance Corp.,
530	2.625%, 09/16/12	543
3,550	4.750%, 03/01/14	3,871
2,155	10.375%, 11/01/18	3,012
2,400	Textron Financial Corp., 5.400%, 04/28/13	2,551

		393,560

	Insurance — 1.0%
	ACE INA Holdings, Inc.,

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Insurance — Continued
3,636	2.600%, 11/23/15	3,661
2,000	5.600%, 05/15/15	2,238
	Aflac, Inc.,
2,118	6.450%, 08/15/40	2,178
1,500	8.500%, 05/15/19	1,861
5,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	5,410
	American International Group, Inc.,
3,284	4.250%, 05/15/13	3,408
2,800	5.450%, 05/18/17	2,933
1,425	5.600%, 10/18/16	1,519
	AON Corp.,
2,483	3.125%, 05/27/16	2,495
2,012	3.500%, 09/30/15	2,078
1,668	6.250%, 09/30/40	1,796
5,641	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	5,923
	Berkshire Hathaway Finance Corp.,
3,000	2.450%, 12/15/15	3,035
3,500	4.000%, 04/15/12	3,608
3,800	4.600%, 05/15/13	4,069
750	5.000%, 08/15/13	817
11,700	5.400%, 05/15/18	13,127
1,300	5.750%, 01/15/40	1,402
1,130	Chubb Corp. (The), 5.750%, 05/15/18	1,294
	CNA Financial Corp.,
6,800	5.850%, 12/15/14	7,400
5,063	5.875%, 08/15/20	5,427
	Jackson National Life Global Funding,
3,400	5.375%, 05/08/13 (e)	3,649
4,115	6.125%, 05/30/12 (e)	4,332
2,980	Liberty Mutual Group, Inc., 5.750%, 03/15/14 (e)	3,177
	MassMutual Global Funding II,
2,714	2.300%, 09/28/15 (e)	2,717
1,628	2.875%, 04/21/14 (e)	1,704
5,150	3.625%, 07/16/12 (e)	5,308
7,358	MetLife Institutional Funding II, VAR, 1.201%, 04/04/14 (e)	7,379
815	MetLife, Inc., 6.817%, 08/15/18	966
	Metropolitan Life Global Funding I,
2,500	2.000%, 01/10/14 (e)	2,516
9,335	2.500%, 01/11/13 (e)	9,520
8,000	2.875%, 09/17/12 (e)	8,201
3,235	3.125%, 01/11/16 (e)	3,279
3,000	5.125%, 04/10/13 (e)	3,202
2,497	5.200%, 09/18/13 (e)	2,722
1,450	5.750%, 07/25/11 (e)	1,460
1,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	1,067
	Nationwide Financial Services,
1,130	5.900%, 07/01/12	1,164
1,661	6.250%, 11/15/11	1,703
4,990	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	6,431
	New York Life Global Funding,
3,000	3.000%, 05/04/15 (e)	3,104
5,910	4.650%, 05/09/13 (e)	6,342
5,914	5.375%, 09/15/13 (e)	6,473
	Pacific Life Global Funding,
4,000	5.000%, 05/15/17 (e)	4,208
2,500	5.150%, 04/15/13 (e)	2,659
1,600	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	2,182
6,400	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	7,024
	Principal Life Global Funding I,
1,600	5.050%, 03/15/15 (e)	1,724
11,236	6.250%, 02/15/12 (e)	11,679
	Principal Life Income Funding Trusts,
5,900	5.100%, 04/15/14	6,443
1,010	5.150%, 06/17/11	1,012
2,215	5.300%, 12/14/12	2,361
2,900	5.300%, 04/24/13	3,131
1,070	Travelers Cos, Inc. (The), 5.800%, 05/15/18	1,210
3,200	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	3,546
890	Travelers Property Casualty Corp., 5.000%, 03/15/13	951

		210,225

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
7,010	5.875%, 09/15/20	7,397
3,890	6.650%, 01/15/18	4,389
6,185	HCP, Inc., 5.375%, 02/01/21	6,493
	Simon Property Group LP,
450	4.200%, 02/01/15	485
1,300	4.375%, 03/01/21	1,308
1,775	5.625%, 08/15/14	1,987
1,100	5.650%, 02/01/20	1,222
2,120	6.100%, 05/01/16	2,441
3,675	6.125%, 05/30/18	4,200
1,645	6.750%, 05/15/14	1,870
6,277	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	7,311

		39,103

	Thrifts & Mortgage Finance — 0.2%
8,600	Countrywide Financial Corp., 6.250%, 05/15/16	9,361
24,170	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	24,316

		33,677

	Total Financials	1,629,309

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Health Care — 0.1%
	Biotechnology — 0.0% (g)
	Amgen, Inc.,
1,188	4.500%, 03/15/20	1,247
4,500	4.950%, 10/01/41	4,237
1,975	5.700%, 02/01/19	2,264
3,541	5.750%, 03/15/40	3,753

		11,501

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,150	4.000%, 03/01/14	1,236
500	4.625%, 03/15/15	554
700	Becton Dickinson and Co., 5.000%, 05/15/19	774

		2,564

	Health Care Providers & Services — 0.0% (g)
2,158	Medco Health Solutions, Inc., 2.750%, 09/15/15	2,180
	WellPoint, Inc.,
492	5.875%, 06/15/17	568
340	7.000%, 02/15/19	412

		3,160

	Pharmaceuticals — 0.1%
350	Abbott Laboratories, 6.150%, 11/30/37	401
3,200	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	3,594
1,095	Eli Lilly & Co., 3.550%, 03/06/12	1,122
	GlaxoSmithKline Capital, Inc.,
1,000	4.375%, 04/15/14	1,089
3,100	5.650%, 05/15/18	3,554
2,100	6.375%, 05/15/38	2,466
1,040	Merck & Co., Inc., 6.000%, 09/15/17	1,234
790	Wyeth, 6.450%, 02/01/24	947

		14,407

	Total Health Care	31,632

Industrials — 0.5%
	Aerospace & Defense — 0.0% (g)
	Boeing Co. (The),
250	3.500%, 02/15/15	267
500	4.875%, 02/15/20	548
1,500	Honeywell International, Inc., 5.300%, 03/01/18	1,712
	Lockheed Martin Corp.,
1,000	4.250%, 11/15/19	1,036
3,993	5.720%, 06/01/40 (e)	4,265
285	Systems 2001 AT LLC, (Cayman Islands), MBIA, 7.156%, 12/15/11 (e)	289
5	United Technologies Corp., 6.100%, 05/15/12	5

		8,122

	Airlines — 0.1%
1,681	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,639
567	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	609
4,120	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	4,238
4,485	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	4,485
1,522	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,526

		12,497

	Building Products — 0.0% (g)
800	Masco Corp., 5.850%, 03/15/17	818

	Commercial Services & Supplies — 0.1%
2,850	Allied Waste North America, Inc., 6.875%, 06/01/17	3,096
	Pitney Bowes, Inc.,
4,300	4.875%, 08/15/14	4,633
7,170	5.000%, 03/15/15	7,800
1,700	5.600%, 03/15/18	1,844
	Waste Management, Inc.,
1,885	4.750%, 06/30/20	1,973
1,365	7.375%, 03/11/19	1,681
800	7.750%, 05/15/32	1,030

		22,057

	Industrial Conglomerates — 0.0% (g)
550	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	664
1,350	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,557
2,650	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	3,370

		5,591

	Machinery — 0.0% (g)
2,650	Eaton Corp., 5.600%, 05/15/18	3,032
775	Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	878
350	PACCAR, Inc., 6.375%, 02/15/12	364
775	Parker Hannifin Corp., 5.500%, 05/15/18	889

		5,163

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
1,418	3.600%, 09/01/20	1,382
5,250	5.400%, 06/01/41	5,265
3,660	5.650%, 05/01/17	4,174

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Road & Rail — Continued
1,675	5.750%, 03/15/18	1,914
2,000	5.750%, 05/01/40	2,099
600	6.700%, 08/01/28	686
700	6.750%, 07/15/11	706
1,300	7.000%, 02/01/14	1,486
1,300	7.290%, 06/01/36	1,582
	CSX Corp.,
1,986	4.250%, 06/01/21	1,989
3,900	5.500%, 04/15/41	3,906
1,700	6.250%, 04/01/15	1,966
850	6.300%, 03/15/12	887
700	7.375%, 02/01/19	862
400	ERAC USA Finance LLC, 6.375%, 10/15/17 (e)	462
2,579	Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	2,907
	Norfolk Southern Corp.,
299	5.590%, 05/17/25	327
871	5.640%, 05/17/29	944
3,143	6.000%, 05/23/11	3,185
326	7.250%, 02/15/31	411
135	7.700%, 05/15/17	170
34	7.800%, 05/15/27	45
2,690	Ryder System, Inc., 3.600%, 03/01/16	2,776
	Union Pacific Corp.,
175	4.875%, 01/15/15	192
1,800	5.650%, 05/01/17	2,064
1,700	5.700%, 08/15/18	1,953
1,000	5.780%, 07/15/40	1,072
3,000	7.000%, 02/01/16	3,574
	United Parcel Service of America, Inc.,
2,350	8.375%, 04/01/20	3,201
600	SUB, 8.375%, 04/01/30	819

		53,006

	Total Industrials	107,254

Information Technology — 0.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,500	5.500%, 02/22/16	1,717
4,660	5.500%, 01/15/40	4,776
4,990	5.900%, 02/15/39	5,391

		11,884

	Computers & Peripherals — 0.2%
	Dell, Inc.,
6,526	3.100%, 04/01/16	6,676
2,200	4.625%, 04/01/21	2,251
570	5.650%, 04/15/18	643
1,900	7.100%, 04/15/28	2,243
	Hewlett-Packard Co.,
650	2.950%, 08/15/12	668
7,667	4.300%, 06/01/21	7,729
1,000	4.500%, 03/01/13	1,063
1,900	4.750%, 06/02/14	2,084
2,525	5.400%, 03/01/17	2,878
4,400	6.125%, 03/01/14	4,950
	International Business Machines Corp.,
3,950	5.700%, 09/14/17	4,613
660	6.220%, 08/01/27	782
4,500	7.625%, 10/15/18	5,759
450	8.000%, 10/15/38	634

		42,973

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
855	3.375%, 11/01/15	867
4,635	6.000%, 04/01/20	4,997
5,270	6.875%, 07/01/13	5,760
3,600	7.500%, 01/15/27	3,986

		15,610

	IT Services — 0.0% (g)
	HP Enterprise Services LLC,
2,950	6.000%, 08/01/13	3,258
2,420	7.450%, 10/15/29	3,086

		6,344

	Office Electronics — 0.1%
	Xerox Corp.,
1,770	4.500%, 05/15/21	1,769
3,450	5.625%, 12/15/19	3,810
3,200	6.750%, 02/01/17	3,762
310	8.250%, 05/15/14	366

		9,707

	Semiconductors & Semiconductor Equipment — 0.0% (g)
3,150	National Semiconductor Corp., 6.600%, 06/15/17	3,765
5,000	Texas Instruments, Inc., 1.375%, 05/15/14	5,022

		8,787

	Software — 0.1%
850	Intuit, Inc., 5.750%, 03/15/17	967
	Microsoft Corp.,
7,590	1.625%, 09/25/15	7,545
1,214	4.500%, 10/01/40	1,128
	Oracle Corp.,
5,300	5.000%, 07/08/19	5,836
2,320	5.250%, 01/15/16	2,629
3,400	5.750%, 04/15/18	3,914
1,950	6.500%, 04/15/38	2,305

		24,324

	Total Information Technology	119,629

Materials — 0.3%
	Chemicals — 0.3%
850	Air Products & Chemicals, Inc., 4.150%, 02/01/13	895
	Dow Chemical Co. (The),
4,831	4.250%, 11/15/20	4,779
650	6.000%, 10/01/12	692

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Chemicals — Continued
1,345	7.375%, 11/01/29	1,681
1,670	7.600%, 05/15/14	1,947
2,044	8.550%, 05/15/19	2,662
	E.l. du Pont de Nemours & Co.,
3,706	1.950%, 01/15/16	3,670
125	4.125%, 03/06/13	132
500	4.875%, 04/30/14	550
2,150	4.900%, 01/15/41	2,104
3,800	6.000%, 07/15/18	4,426
3,750	Monsanto Co., 7.375%, 08/15/12	4,029
	Potash Corp. of Saskatchewan, Inc., (Canada),
1,450	4.875%, 03/01/13	1,545
3,800	6.500%, 05/15/19	4,478
	PPG Industries, Inc.,
1,144	5.500%, 11/15/40	1,162
2,150	5.750%, 03/15/13	2,318
1,800	6.650%, 03/15/18	2,148
2,100	9.000%, 05/01/21	2,783
	Praxair, Inc.,
850	4.375%, 03/31/14	921
1,900	4.625%, 03/30/15	2,100
480	5.200%, 03/15/17	546
1,295	5.250%, 11/15/14	1,460
1,800	Union Carbide Corp., 7.750%, 10/01/96	2,002

		49,030

	Metals & Mining — 0.0% (g)
	Rio Tinto Finance USA Ltd., (Australia),
1,280	3.500%, 11/02/20	1,230
1,585	8.950%, 05/01/14	1,917

		3,147

	Total Materials	52,177

Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
270	AT&T Corp., 8.000%, 11/15/31	360
	AT&T, Inc.,
8,300	4.950%, 01/15/13	8,829
1,120	5.100%, 09/15/14	1,239
10,603	5.350%, 09/01/40	10,112
2,925	5.500%, 02/01/18	3,261
1,300	5.600%, 05/15/18	1,462
2,295	5.625%, 06/15/16	2,604
7,200	6.300%, 01/15/38	7,699
500	6.800%, 05/15/36	563
	BellSouth Corp.,
4,550	5.200%, 09/15/14	5,048
1,000	6.550%, 06/15/34	1,107
	BellSouth Telecommunications, Inc.,
1,687	6.300%, 12/15/15	1,809
1,200	7.000%, 10/01/25	1,370
2,300	7.000%, 12/01/95	2,512
	British Telecommunications plc, (United Kingdom),
5,000	5.150%, 01/15/13	5,322
2,800	5.950%, 01/15/18	3,140
300	9.875%, 12/15/30	428
	Deutsche Telekom International Finance B.V., (Netherlands),
4,200	4.875%, 07/08/14	4,597
785	5.250%, 07/22/13	852
2,025	6.000%, 07/08/19	2,351
1,800	8.750%, 06/15/30	2,462
1,000	France Telecom S.A., (France), 8.500%, 03/01/31	1,386
	GTE Corp.,
17,200	6.840%, 04/15/18	20,277
1,000	8.750%, 11/01/21	1,340
	Telecom Italia Capital S.A., (Luxembourg),
4,360	4.950%, 09/30/14	4,616
2,300	5.250%, 11/15/13	2,449
2,650	6.175%, 06/18/14	2,899
2,125	6.999%, 06/04/18	2,380
	Telefonica Emisiones S.A.U., (Spain),
2,258	5.462%, 02/16/21	2,346
4,000	5.855%, 02/04/13	4,278
1,500	5.877%, 07/15/19	1,618
3,250	6.221%, 07/03/17	3,629
1,011	TELUS Corp., (Canada), 8.000%, 06/01/11	1,011
	Verizon Communications, Inc.,
2,175	5.500%, 02/15/18	2,433
250	5.550%, 02/15/16	282
1,443	5.850%, 09/15/35	1,513
4,400	7.350%, 04/01/39	5,438
1,500	8.750%, 11/01/18	1,967
6,498	Verizon Florida LLC, 6.125%, 01/15/13	6,996
8,025	Verizon Global Funding Corp., 7.750%, 12/01/30	10,172
	Verizon Maryland, Inc.,
2,363	6.125%, 03/01/12	2,457
3,100	7.150%, 05/01/23	3,331
900	Verizon New England, Inc., 4.750%, 10/01/13	961
880	Verizon New York, Inc., 7.375%, 04/01/32	1,040
5,232	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	6,492
2,788	Verizon Virginia, Inc., 4.625%, 03/15/13	2,948
		161,386
	Wireless Telecommunication Services — 0.0% (g)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Wireless Telecommunication Services — Continued
1,500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,657
2,780	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,827
	Vodafone Group plc, (United Kingdom),
5,125	5.000%, 09/15/15	5,667
753	5.450%, 06/10/19	844

		10,995

	Total Telecommunication Services	172,381

Utilities — 1.1%
	Electric Utilities — 0.8%
2,123	Alabama Power Co., 6.125%, 05/15/38	2,427
1,110	Arizona Public Service Co., 4.650%, 05/15/15	1,202
	Carolina Power & Light Co.,
2,177	5.125%, 09/15/13	2,379
2,000	5.300%, 01/15/19	2,250
	CenterPoint Energy Houston Electric LLC,
3,100	5.750%, 01/15/14	3,443
3,725	7.000%, 03/01/14	4,282
3,450	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	4,247
1,550	Columbus Southern Power Co., 6.050%, 05/01/18	1,781
5,342	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,309
925	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	1,052
3,078	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,353
	Duke Energy Carolinas LLC,
1,991	4.300%, 06/15/20	2,082
1,400	5.100%, 04/15/18	1,563
1,795	5.625%, 11/30/12	1,918
1,816	6.250%, 01/15/12	1,881
1,875	Duke Energy Corp., 3.950%, 09/15/14	1,998
	Duke Energy Indiana, Inc.,
2,260	3.750%, 07/15/20	2,260
3,100	6.350%, 08/15/38	3,588
	Enel Finance International N.V., (Luxembourg),
6,030	5.125%, 10/07/19 (e)	6,290
1,000	6.000%, 10/07/39 (e)	947
	Exelon Generation Co. LLC,
6,000	4.000%, 10/01/20	5,773
1,857	5.750%, 10/01/41	1,811
	Florida Power & Light Co.,
500	5.950%, 10/01/33	561
1,000	5.950%, 02/01/38	1,135
	Florida Power Corp.,
500	4.800%, 03/01/13	530
1,125	5.650%, 06/15/18	1,294
700	6.400%, 06/15/38	830
	Georgia Power Co.,
400	5.950%, 02/01/39	443
1,100	6.000%, 11/01/13	1,225
1,507	Great Plains Energy, Inc., 4.850%, 06/01/21	1,533
1,085	Indiana Michigan Power Co., 7.000%, 03/15/19	1,305
300	Jersey Central Power & Light Co., 7.350%, 02/01/19	367
211	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	216
700	MidAmerican Energy Co., 5.300%, 03/15/18	782
	Nevada Power Co.,
367	5.375%, 09/15/40	371
950	6.500%, 08/01/18	1,115
1,825	7.125%, 03/15/19	2,217
	NextEra Energy Capital Holdings, Inc.,
900	5.350%, 06/15/13	965
1,200	6.000%, 03/01/19	1,350
1,600	7.875%, 12/15/15	1,929
1,625	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,754
2,560	Nisource Finance Corp., 6.150%, 03/01/13	2,768
2,500	Northern States Power Co., 6.250%, 06/01/36	2,961
2,400	Ohio Power Co., 5.750%, 09/01/13	2,626
	Oncor Electric Delivery Co. LLC,
820	5.950%, 09/01/13	899
3,000	6.800%, 09/01/18	3,544
	Pacific Gas & Electric Co.,
1,980	5.625%, 11/30/17	2,255
750	8.250%, 10/15/18	974
	PacifiCorp,
250	5.500%, 01/15/19	284
2,850	5.650%, 07/15/18	3,271
125	6.900%, 11/15/11	129
900	Peco Energy Co., 5.350%, 03/01/18	1,008
1,320	Potomac Electric Power Co., 6.500%, 11/15/37	1,585
	Progress Energy, Inc.,
3,778	4.400%, 01/15/21	3,882
730	6.050%, 03/15/14	817
1,480	7.750%, 03/01/31	1,898
	PSEG Power LLC,
2,411	5.125%, 04/15/20	2,551
2,190	5.500%, 12/01/15	2,424
1,255	8.625%, 04/15/31	1,660

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Electric Utilities — Continued
	Public Service Co. of Colorado,
1,160	3.200%, 11/15/20	1,115
275	5.800%, 08/01/18	317
	Public Service Co. of Oklahoma,
1,964	4.400%, 02/01/21	2,002
3,350	6.625%, 11/15/37	3,818
	Public Service Electric & Gas Co.,
825	5.300%, 05/01/18	930
1,138	5.375%, 11/01/39	1,186
5,300	6.330%, 11/01/13	5,915
	Southern California Edison Co.,
988	3.875%, 06/01/21	997
1,200	4.150%, 09/15/14	1,298
1,400	5.500%, 08/15/18	1,605
1,650	5.750%, 03/15/14	1,854
645	5.950%, 02/01/38	727
2,450	6.050%, 03/15/39	2,795
580	Southern Co., 4.150%, 05/15/14	623
3,400	Southwestern Public Service Co., 8.750%, 12/01/18	4,399
	Spectra Energy Capital LLC,
2,900	5.500%, 03/01/14	3,183
350	5.668%, 08/15/14	390
3,645	6.250%, 02/15/13	3,944
3,850	8.000%, 10/01/19	4,805
	Virginia Electric and Power Co.,
2,550	5.100%, 11/30/12	2,712
4,600	5.400%, 04/30/18	5,192
800	5.950%, 09/15/17	935

		168,036

	Gas Utilities — 0.1%
	AGL Capital Corp.,
1,700	4.450%, 04/15/13	1,798
4,728	5.875%, 03/15/41	4,943
1,530	ANR Pipeline Co., 9.625%, 11/01/21	2,176
	Atmos Energy Corp.,
320	5.125%, 01/15/13	338
690	8.500%, 03/15/19	880
	CenterPoint Energy Resources Corp.,
1,000	4.500%, 01/15/21 (e)	1,017
530	6.125%, 11/01/17	610
1,037	Southern California Gas Co., 4.800%, 10/01/12	1,093
	TransCanada PipeLines Ltd., (Canada),
1,515	4.000%, 06/15/13	1,600
1,500	6.200%, 10/15/37	1,671
1,900	6.500%, 08/15/18	2,262
2,650	7.125%, 01/15/19	3,295
2,100	7.250%, 08/15/38	2,596

		24,279

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
590	6.000%, 11/30/17	685
1,879	6.250%, 06/30/12	1,985
1,200	7.000%, 06/15/38	1,470
1,600	8.875%, 01/15/19	2,089
4,650	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	5,160
1,625	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,845
1,550	PG&E Corp., 5.750%, 04/01/14	1,717
	Sempra Energy,
1,500	6.000%, 10/15/39	1,617
2,300	6.150%, 06/15/18	2,638
900	6.500%, 06/01/16	1,050
2,760	8.900%, 11/15/13	3,205
1,550	9.800%, 02/15/19	2,098
	Wisconsin Electric Power Co.,
1,400	6.000%, 04/01/14	1,585
1,295	6.250%, 12/01/15	1,522
601	Xcel Energy, Inc., 4.700%, 05/15/20	636

		29,302

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
2,025	6.085%, 10/15/17	2,340
3,740	6.593%, 10/15/37	4,133

		6,473

	Total Utilities	228,090

	Total Corporate Bonds (Cost $2,664,638)	2,819,030

Foreign Government Securities — 0.2%
3,040	Province of Manitoba, (Canada), 2.125%, 04/22/13	3,122
	Province of Ontario, (Canada),
5,500	2.700%, 06/16/15	5,730
12,250	2.950%, 02/05/15	12,884
560	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	746
	United Mexican States, (Mexico),
2,035	5.875%, 01/15/14	2,269
3,398	6.375%, 01/16/13	3,670
850	6.625%, 03/03/15	982
4,881	7.500%, 04/08/33	6,138
2,925	8.300%, 08/15/31	3,995

	Total Foreign Government Securities (Cost $35,616)	39,536

Mortgage Pass-Through Securities — 11.8%
	Federal Home Loan Mortgage Corp.,
100	ARM, 2.234%, 07/01/19	104
215	ARM, 2.320%, 01/01/27	225
1,001	ARM, 2.480%, 12/01/33	1,049
1,950	ARM, 2.500%, 01/01/35	2,044

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
1,864	ARM, 2.510%, 04/01/34	1,951
91	ARM, 2.513%, 04/01/30	96
5,061	ARM, 2.517%, 05/01/33	5,309
939	ARM, 2.566%, 08/01/35	986
64	ARM, 2.625%, 07/01/26	64
1,444	2.628%, 09/01/32 - 02/01/36	1,513
2,550	ARM, 2.630%, 12/01/35	2,678
3,498	ARM, 2.698%, 09/01/34	3,663
5,953	ARM, 2.790%, 03/01/36	6,288
826	ARM, 3.268%, 01/01/37	870
1,641	ARM, 3.275%, 05/01/36	1,723
6,282	ARM, 3.376%, 03/01/36	6,599
1,544	ARM, 3.497%, 07/01/37	1,593
5,960	ARM, 3.854%, 09/01/36	6,260
969	ARM, 3.879%, 11/01/36	1,019
5,842	ARM, 4.414%, 05/01/36	6,203
7,353	ARM, 5.037%, 05/01/37	7,751
5,742	ARM, 5.062%, 07/01/36	6,116
3,126	ARM, 5.158%, 11/01/36	3,298
3,638	ARM, 5.282%, 05/01/38	3,856
6,322	ARM, 5.547%, 05/01/36	6,725
2,014	ARM, 5.595%, 04/01/37	2,141
4,297	ARM, 5.605%, 04/01/38	4,549
5,503	ARM, 5.673%, 06/01/37	5,947
2,102	ARM, 5.729%, 07/01/36	2,170
4,584	ARM, 5.731%, 02/01/37	4,869
4,001	ARM, 5.734%, 05/01/37	4,233
4,709	ARM, 5.748%, 01/01/37	4,966
5,783	5.754%, 06/01/36 - 05/01/37	6,189
3,299	ARM, 5.801%, 10/01/36	3,489
4,551	ARM, 5.817%, 11/01/36	4,805
280	ARM, 5.865%, 02/01/37	296
1,019	ARM, 5.872%, 05/01/37	1,079
3,602	ARM, 5.886%, 10/01/36	3,775
3,920	ARM, 5.891%, 04/01/37	4,153
1,750	ARM, 5.921%, 04/01/37	1,874
2,293	ARM, 5.943%, 03/01/37	2,433
3,939	ARM, 5.980%, 09/01/36	4,144
969	ARM, 6.013%, 02/01/37	1,029
13,319	ARM, 6.015%, 06/01/36	14,444
16,482	ARM, 6.019%, 11/01/36	17,660
10,446	ARM, 6.031%, 12/01/36	11,080
1,726	ARM, 6.083%, 05/01/37	1,838
600	ARM, 6.085%, 12/01/36	631
1,269	ARM, 6.090%, 03/01/37	1,341
10,297	ARM, 6.161%, 12/01/36	10,894
10,777	ARM, 6.219%, 03/01/37	11,357
839	ARM, 6.227%, 10/01/36	883
6,863	ARM, 6.282%, 02/01/37	7,240
14,676	6.306%, 12/01/36 - 05/01/37	15,486
7,815	ARM, 6.308%, 10/01/36	8,195
1,310	ARM, 6.406%, 02/01/37	1,408
2,846	ARM, 6.437%, 10/01/36	2,997
1,289	ARM, 6.439%, 12/01/36	1,387
1,280	ARM, 6.481%, 11/01/37	1,374
2,807	ARM, 6.515%, 10/01/36	2,946
1,822	ARM, 6.527%, 07/01/36	1,894
889	ARM, 6.589%, 08/01/36	929
12,796	ARM, 6.630%, 08/01/36	13,294
4,290	ARM, 6.675%, 10/01/36	4,495
4,570	ARM, 6.688%, 11/01/36	4,917
2,517	ARM, 6.707%, 08/01/36	2,619
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,560	4.000%, 04/01/14 - 05/01/19	3,754
3,373	4.500%, 08/01/18 - 10/01/18	3,593
16,156	5.000%, 10/01/17 - 12/01/18	17,388
14,267	5.500%, 06/01/17 - 02/01/24	15,475
35,973	6.000%, 04/01/17 - 03/01/22	39,132
5,934	6.500%, 07/01/16 - 03/01/22	6,524
66	7.000%, 09/01/12 - 04/01/17	71
39	7.500%, 07/01/11 - 11/01/15	40
31	8.500%, 11/01/15	35
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
6,053	5.500%, 01/01/23 - 11/01/23	6,554
455	6.000%, 12/01/22	502
3,051	6.500%, 12/01/13 - 01/01/28	3,440
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
5,251	4.000%, 10/01/33	5,348
111,465	5.000%, 01/01/34 - 08/01/40	118,938
11,794	5.500%, 10/01/33 - 12/01/36	12,829
4,043	6.000%, 10/01/29 - 12/01/36	4,484
21,402	6.500%, 08/01/29 - 03/01/38	24,268
5,307	7.000%, 04/01/22 - 02/01/37	6,105
12,656	7.500%, 08/01/25 - 09/01/38	14,542
51	8.000%, 07/01/20 - 11/01/24	60
141	8.500%, 07/01/28	169
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
17,993	7.500%, 01/01/32 - 12/01/36	20,980
10,468	10.000%, 10/01/30	12,454
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
15,393	5.500%, 04/01/18	16,326
2,557	6.000%, 11/01/36	2,798
42,526	6.500%, 12/01/35 - 06/01/37	46,329
1,168	7.000%, 07/01/29 - 08/01/47	1,328
2,144	10.000%, 03/17/26	2,494
30	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 12.000%, 08/01/15 - 07/01/19	34
	Federal National Mortgage Association,
807	ARM, 1.695%, 08/01/34	825
1,597	ARM, 1.913%, 09/01/33	1,648
10,071	ARM, 2.021%, 01/01/35	10,598
677	ARM, 2.042%, 02/01/35	710
68	ARM, 2.055%, 03/01/19	70
1,637	ARM, 2.113%, 05/01/35	1,697

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
6,152	ARM, 2.271%, 01/01/36	6,358
1,440	ARM, 2.311%, 03/01/35	1,510
872	ARM, 2.331%, 04/01/34	912
206	ARM, 2.350%, 07/01/34	216
2,350	ARM, 2.416%, 07/01/35	2,447
424	ARM, 2.430%, 08/01/35	440
354	ARM, 2.436%, 01/01/34	370
1,304	ARM, 2.452%, 11/01/33	1,364
236	ARM, 2.470%, 05/01/35	248
2,334	ARM, 2.491%, 01/01/36	2,449
1,560	ARM, 2.524%, 06/01/36	1,639
2,296	ARM, 2.562%, 06/01/34	2,400
1,516	ARM, 2.602%, 05/01/36	1,598
1,154	ARM, 2.605%, 08/01/33	1,211
927	ARM, 2.625%, 10/01/34	970
986	ARM, 2.649%, 09/01/35	1,038
728	ARM, 2.741%, 08/01/34	766
193	ARM, 2.787%, 09/01/34	203
10	ARM, 2.797%, 08/01/19	10
14	ARM, 2.845%, 01/01/19	14
2,386	ARM, 2.924%, 04/01/35	2,503
689	ARM, 2.969%, 02/01/36	720
19,965	ARM, 3.000%, 03/01/36	20,924
664	ARM, 3.060%, 09/01/33	696
14	ARM, 3.098%, 06/01/26	15
150	ARM, 3.194%, 01/01/36	157
284	ARM, 3.258%, 09/01/27	288
269	ARM, 3.960%, 03/01/29	277
2,369	ARM, 4.144%, 06/01/36	2,493
666	ARM, 4.467%, 11/01/34	701
946	ARM, 4.639%, 11/01/34	991
1,787	ARM, 4.998%, 10/01/34	1,868
696	ARM, 5.016%, 01/01/34	742
849	ARM, 5.102%, 01/01/35	890
1,381	ARM, 5.181%, 09/01/36	1,459
4,783	ARM, 5.287%, 01/01/38	5,119
3,335	ARM, 5.377%, 10/01/35	3,545
2,340	ARM, 5.395%, 11/01/37	2,482
1,747	ARM, 5.475%, 08/01/36	1,824
1,484	ARM, 5.508%, 01/01/37	1,564
3,317	ARM, 5.517%, 07/01/37	3,538
7,735	ARM, 5.561%, 06/01/36	8,230
1,807	ARM, 5.579%, 08/01/36	1,936
2,499	ARM, 5.586%, 12/01/36	2,633
21,828	ARM, 5.629%, 01/01/23	23,639
3,077	ARM, 5.688%, 11/01/36	3,251
5,249	ARM, 5.721%, 04/01/37	5,571
8,522	ARM, 5.738%, 08/01/37	9,103
2,852	ARM, 5.758%, 02/01/37	3,018
14,218	ARM, 5.772%, 12/01/37	15,133
9,396	ARM, 5.830%, 12/01/36	9,901
2,484	ARM, 5.836%, 09/01/36	2,627
531	ARM, 5.851%, 07/01/37	564
2,446	ARM, 5.855%, 11/01/36	2,582
6,793	ARM, 5.858%, 10/01/36	7,182
2,319	ARM, 5.866%, 07/01/36	2,445
2,941	ARM, 5.898%, 09/01/37	3,164
3,941	ARM, 5.921%, 10/01/36	4,177
11,227	ARM, 5.931%, 07/01/37	11,899
2,594	ARM, 5.950%, 09/01/37	2,805
1,129	ARM, 5.960%, 09/01/37	1,202
2,978	ARM, 5.996%, 09/01/37	3,181
5,178	ARM, 6.034%, 08/01/36	5,507
2,542	ARM, 6.109%, 07/01/37	2,717
8,792	ARM, 6.112%, 09/01/36	9,469
1,780	ARM, 6.162%, 09/01/37	1,922
8,142	ARM, 6.167%, 11/01/37	8,602
5,249	ARM, 6.240%, 08/01/36	5,680
2,840	ARM, 6.298%, 10/01/36	2,977
3,478	ARM, 6.304%, 02/01/37	3,668
1,592	ARM, 6.320%, 09/01/36	1,671
6,280	ARM, 6.477%, 09/01/36	6,597
2,256	ARM, 6.529%, 01/01/37	2,406
	Federal National Mortgage Association, 15 Year, Single Family,
699	3.500%, 04/01/19	731
10,599	4.000%, 07/01/18 - 12/01/20	11,221
39,032	4.500%, 05/01/18 - 12/01/19	41,790
34,154	5.000%, 12/01/16 - 10/01/19	36,889
38,921	5.500%, 02/01/18 - 07/01/20	42,365
87,742	6.000%, 06/01/16 - 07/01/24	96,043
10,482	6.500%, 05/01/13 - 02/01/24	11,559
1,248	7.000%, 03/01/17 - 11/01/17	1,360
97	7.500%, 10/01/12 - 03/01/17	104
53	8.000%, 11/01/12 - 11/01/15	56
	Federal National Mortgage Association, 20 Year, Single Family,
48,083	6.000%, 02/01/14 - 09/01/29	52,928
9,658	6.500%, 05/01/22 - 08/01/26	10,884
	Federal National Mortgage Association, 30 Year, FHA/VA,
290	6.000%, 09/01/33	322
527	6.500%, 03/01/29	600
81	7.000%, 02/01/33	93
118	8.000%, 06/01/28	138
111	8.500%, 08/01/27 - 02/01/30	130
165	9.000%, 05/01/18 - 12/01/30	191
40	9.500%, 12/01/18	47
	Federal National Mortgage Association, 30 Year, Single Family,
1,747	4.000%, 12/01/33	1,781
3,708	4.500%, 11/01/33 - 09/01/34	3,888
78,253	5.000%, 06/01/33 - 08/01/40	83,665
91,739	5.500%, 11/01/32 - 12/01/39	99,996
57,235	6.000%, 12/01/28 - 04/01/38	63,417
142,775	6.500%, 11/01/29 - 10/01/38	161,718
68,441	7.000%, 04/01/17 - 01/01/39	78,802
40,007	7.500%, 11/01/22 - 04/01/39	46,481
1,958	8.000%, 03/01/21 - 01/01/38	2,288
49	8.500%, 07/01/24 - 06/01/25	58
6	9.000%, 04/01/26	6

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
44	9.500%, 07/01/28	52
20	10.000%, 02/01/24	24
34	12.500%, 01/01/16	35
	Federal National Mortgage Association, Other,
649	VAR, 2.926%, 08/01/34	675
5,986	VAR, 6.070%, 11/01/18	6,596
4,848	2.490%, 10/01/17	4,754
4,000	2.690%, 10/01/17	3,966
6,000	3.230%, 11/01/20	5,889
8,000	3.290%, 10/01/20	7,890
6,500	3.350%, 11/01/20	6,431
8,000	3.360%, 10/01/20	7,930
2,655	3.390%, 08/01/17	2,721
9,914	3.430%, 09/01/20	9,884
8,500	3.480%, 12/01/20	8,471
20,399	3.500%, 09/01/20 - 10/01/20	20,414
29,692	3.505%, 09/01/20	29,747
6,500	3.520%, 01/01/18	6,704
4,958	3.540%, 10/01/20	4,971
15,150	3.590%, 10/01/20	15,247
1,984	3.600%, 09/01/20	1,999
3,643	3.680%, 09/01/20	3,691
3,974	3.700%, 12/01/20	4,021
19,283	3.740%, 07/01/20 - 08/01/20	19,634
12,088	3.770%, 01/01/21	12,268
15,987	3.800%, 03/01/18 - 08/01/20	16,374
11,400	3.870%, 01/01/21	11,646
12,642	3.890%, 08/01/20	12,977
19,000	3.930%, 07/01/20 - 01/01/21	19,556
15,000	3.950%, 07/01/20	15,410
10,000	3.960%, 08/01/20	10,315
10,000	3.980%, 11/01/16	10,486
2,575	4.000%, 03/01/14 - 04/01/20	2,662
32,000	4.066%, 07/01/20	33,417
15,716	4.130%, 11/01/19 - 07/01/20	16,391
3,628	4.240%, 11/01/19	3,828
4,950	4.300%, 08/01/20	5,232
5,000	4.330%, 02/01/21	5,253
15,000	4.350%, 04/01/20	15,882
35,398	4.369%, 02/01/20 - 04/01/20	37,597
64,300	4.400%, 02/01/20	68,438
4,382	4.450%, 01/01/21	4,641
687	4.500%, 11/01/14	727
23,747	4.530%, 12/01/19	25,519
3,443	4.540%, 01/01/20	3,690
12,961	4.640%, 01/01/21	13,856
742	5.000%, 12/01/32	791
16,933	5.500%, 03/01/17 - 06/01/39	18,170
23,193	6.000%, 02/01/36 - 11/01/48	25,293
7,815	6.500%, 04/01/36 - 05/01/37	8,650
6,452	7.000%, 02/01/36 - 01/01/38	7,353
431	7.500%, 10/01/37	494
2,405	8.000%, 11/01/37	2,760
215	10.890%, 04/15/19	244
	Government National Mortgage Association II, 30 Year, Single Family,
298	6.000%, 03/20/28	331
3,460	6.500%, 07/20/29	3,921
2,103	7.000%, 08/20/38	2,425
209	7.500%, 02/20/28 - 09/20/28	244
396	8.000%, 12/20/25 - 10/20/28	466
186	8.500%, 03/20/25 - 05/20/25	222
	Government National Mortgage Association, 15 Year, Single Family,
183	6.000%, 10/15/17	201
230	6.500%, 06/15/17 - 12/15/17	253
5	7.500%, 02/15/12 - 03/15/12	4
416	8.000%, 01/15/16	448
	Government National Mortgage Association, 30 Year, Single Family,
12,576	5.500%, 04/15/33 - 09/15/34	13,939
459	6.000%, 11/15/28	516
8,685	6.500%, 01/15/24 - 12/15/35	9,837
13,921	7.000%, 08/15/23 - 04/15/37	15,909
3,530	7.500%, 11/15/22 - 10/15/37	4,099
94	8.000%, 05/15/22 - 08/15/28	111
36	8.500%, 03/15/17 - 11/15/17	41
71	9.000%, 08/15/16 - 11/15/24	82
4,277	9.500%, 01/15/17 - 12/15/25	5,084
35	12.000%, 11/15/19	38

	Total Mortgage Pass-Through Securities (Cost $2,350,800)	2,424,781

Municipal Bonds — 0.2%
	Illinois — 0.0% (g)
5,450	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,796

	New York — 0.1%
2,500	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	2,584
12,225	Port Authority of New York & New Jersey, Construction 164, Rev., 5.647%, 11/01/40	12,704

		15,288

	Ohio — 0.1%
13,075	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	15,097

	Total Municipal Bonds (Cost $33,002)	35,181

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Supranational — 0.0% (g)
720	Corp. Andina de Fomento, (Supranational), 5.200%, 05/21/13 (Cost $719)	769

U.S. Government Agency Securities — 1.5%
	Federal Farm Credit Bank,
5,000	1.875%, 12/07/12	5,114
10,000	5.125%, 11/15/18	11,517
11,324	Federal Home Loan Bank, 4.720%, 09/20/12	11,851
	Federal Home Loan Mortgage Corp.,
38,500	4.125%, 12/21/12	40,711
4,000	5.125%, 11/17/17	4,633
25,500	5.500%, 08/23/17	30,130
1,260	5.750%, 01/15/12	1,304
	Federal National Mortgage Association,
45,000	07/05/14	43,114
26,500	Zero Coupon, 06/01/17	22,697
26,700	5.000%, 05/11/17	30,735
33,400	5.375%, 06/12/17	39,068
2,735	6.125%, 03/15/12	2,861
11,500	Federal National Mortgage Association Interest Strip,11/15/21	7,577
	Financing Corp. Fico,
16,800	Zero Coupon, 04/05/19	13,195
13,200	Zero Coupon, 09/26/19	10,099
10,000	Residual Funding Corp., Principal STRIPS, Zero Coupon, 07/15/20	7,345
	Tennessee Valley Authority,
2,935	4.625%, 09/15/60	2,844
1,195	5.250%, 09/15/39	1,306
9,500	5.500%, 07/18/17	11,163
	Tennessee Valley Authority STRIP,
7,506	01/15/19	5,836
12,000	Zero Coupon, 05/01/19	9,191

	Total U.S. Government Agency Securities (Cost $303,394)	312,291

U.S. Treasury Obligations — 26.2%
	U.S. Treasury Bonds,
3,100	4.500%, 02/15/36	3,283
650	5.250%, 11/15/28	766
3,500	5.375%, 02/15/31	4,196
12,350	5.500%, 08/15/28	14,970
4,300	6.000%, 02/15/26	5,446
2,050	6.125%, 11/15/27	2,644
1,000	6.250%, 08/15/23	1,287
1,150	6.250%, 05/15/30	1,517
4,750	6.375%, 08/15/27	6,271
7,550	6.500%, 11/15/26	10,049
5,100	6.625%, 02/15/27	6,876
6,800	6.750%, 08/15/26	9,243
14,620	7.125%, 02/15/23	20,064
19,490	7.250%, 08/15/22 (m)	26,921
155,592	7.500%, 11/15/16 (m)	201,686
8,717	7.875%, 02/15/21(m)	12,361
8,000	8.000%, 11/15/21	11,527
137,482	8.125%, 08/15/19	193,979
16,650	8.125%, 05/15/21	24,046
48,180	8.500%, 02/15/20	69,876
48,690	8.750%, 05/15/17 (m)	67,276
17,400	8.750%, 05/15/20	25,655
64,589	8.750%, 08/15/20	95,602
287,175	8.875%, 08/15/17 (m)	401,776
69,368	8.875%, 02/15/19	100,757
9,594	9.875%, 11/15/15 (m)	13,125
11,250	10.625%, 08/15/15	15,573
3,650	11.250%, 02/15/15 (m)	5,003
10,109	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28 (m)	18,360
	U.S. Treasury Inflation Indexed Notes,
1,000	2.000%, 04/15/12	1,136
12,000	2.000%, 01/15/14	15,770
2,000	2.000%, 07/15/14	2,604
	U.S. Treasury Notes,
10,000	1.250%, 02/15/14	10,152
8,050	1.375%, 09/15/12	8,164
20,060	1.375%, 10/15/12	20,358
15,990	1.375%, 11/15/12	16,237
2,700	1.375%, 02/15/13	2,746
15,000	1.750%, 04/15/13	15,370
20,500	1.750%, 03/31/14	21,090
12,000	1.875%, 02/28/14	12,386
35,980	2.125%, 12/31/15	36,984
5,475	2.250%, 11/30/17	5,485
26,600	2.375%, 10/31/14	27,855
6,000	2.375%, 02/28/15	6,277
25,000	2.375%, 03/31/16	25,891
10,000	2.500%, 06/30/17	10,244
5,000	2.625%, 06/30/14	5,275
116,450	2.625%, 07/31/14	122,882
239,500	2.625%, 12/31/14	252,897
19,000	2.625%, 02/29/16	19,920
36,325	2.625%, 04/30/16	38,016
26,000	2.625%, 01/31/18	26,577
160,925	2.750%, 05/31/17	167,349
42,090	2.750%, 12/31/17	43,412
30,610	2.875%, 03/31/18	31,691
169,500	3.125%, 10/31/16	180,862
20,000	3.125%, 01/31/17	21,292
144,765	3.125%, 04/30/17	153,756
252,792	3.125%, 05/15/19	262,331
241,700	3.250%, 12/31/16	259,053
76,500	3.250%, 03/31/17	81,855
5,000	3.375%, 11/15/19	5,245
5,000	3.500%, 02/15/18	5,391
77,000	4.250%, 11/15/17	86,709
62,060	4.500%, 05/15/17	70,763
9,500	4.625%, 02/15/17	10,892
136,865	4.750%, 08/15/17	158,165

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
		U.S. Treasury Principal STRIPS,
10,750		11/15/13	10,591
89,776		02/15/14 (m)	88,047
73,063		05/15/14 (m)	71,294
55,062		08/15/14 (m)	53,440
33,961		11/15/14	32,762
40,209		02/15/15 (m)	38,519
4,941		08/15/15	4,664
38,361		11/15/15	35,880
94,812		02/15/16 (m)	87,794
32,950		05/15/16	30,214
44,427		08/15/16	40,333
14,200		11/15/16	12,791
46,981		11/15/16	42,198
105,058		02/15/17	93,348
66,461		08/15/17	57,802
90,980		11/15/17	78,268
33,450		02/15/18	28,452
105,365		05/15/19	84,442
182,720		08/15/19	144,529
11,000		02/15/20	8,456
4,550		05/15/20	3,466
145,200		05/15/20	109,896
108,900		08/15/20	81,274
31,800		08/15/21	22,497
55,600		11/15/21	38,775
		U.S. Treasury STRIPS,
4,575		08/15/11	4,574
399		08/15/12	398
13,114		11/15/12	13,062
15,697		02/15/13	15,595
31,374		08/15/13	31,006
9,895		05/15/15	9,412
15,750		08/15/15	14,895
7,010		11/15/15	6,571
15,500		05/15/18	13,047
41,786		08/15/18	34,728
11,475		02/15/19	9,358
11,897		02/15/19	9,649
8,550		11/15/20	6,299
1,000		02/15/21	727
17,208		02/15/22	11,838
7,869		02/15/23	5,108
1,200		02/15/24	738
7,000		05/15/24	4,245
5,925		08/15/24	3,542
20,400		11/15/24	12,025
5,800		02/15/25	3,368
2,700		05/15/25	1,546
16,000		08/15/25	9,032
7,300		02/15/26	4,003
22,300		05/15/26	12,070
25,050		11/15/26	13,205
10,800		02/15/27	5,617
28,300		05/15/27	14,519
31,300		08/15/27	15,863
24,650		11/15/27	12,331
46,650		02/15/28	23,054
9,300		05/15/28	4,538
5,900		08/15/28	2,843
19,300		11/15/28	9,173
20,115		02/15/29	9,435
3,200		05/15/29	1,482
2,800		08/15/29	1,280
9,120		11/15/29	4,114
99,900		02/15/30	44,494
25,000		05/15/30	11,001
33,550		08/15/30	14,563
20,000		11/15/30	8,568
12,100		02/15/31	5,127
5,300		05/15/31	2,216
14,125		08/15/31	5,833
12,400		11/15/31	5,052
9,425		02/15/32	3,790
1,700		08/15/32	666
9,200		11/15/32	3,557
12,250		05/15/33	4,615
2,875		08/15/33	1,070
11,675		02/15/34	4,232
1,050		05/15/34	376
2,100		11/15/34	732
10,500		02/15/35	3,610
1,700		08/15/35	570
1,175		05/15/36	379

		Total U.S. Treasury Obligations (Cost $5,104,232)	5,387,690

SHARES
Common Stock — 0.0%
		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
—	(h)	Dynegy, Inc. (Cost $—)	1

Short-Term Investments— 4.5%
		Investment Companies— 4.5%
918,035		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $918,035)	918,035

—	(h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $—)	—	(h)

		Total Investment Companies (Cost $918,035)	918,035

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Total Short-Term Investments (Cost $918,035)	918,035

	Total Investments — 99.7% (Cost $19,564,739)	20,480,834
	Other Assets in Excess of Liabilities — 0.3%	55,933

	NET ASSETS — 100.0%	$20,536,767

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2011.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MBIA	—	Insured by Municipal Bond Insurance Corp.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fairvalued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $37,889,000 which amounts to 0.18% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	The security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$998,397
Aggregate gross unrealized depreciation	(82,302)

Net unrealized appreciation/depreciation	$916,095

Federal income tax cost of investments	$19,564,739

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Utilities	$1	$—	$—	$1
Total Common Stocks	1	—	—	1
Debt Securities
Asset-Backed Securities	—	803,553	55,806	859,359
Collateralized Mortgage Obligations	—	7,218,604	53,797	7,272,401
Commercial Mortgage-Backed Securities	—	411,760	—	411,760
Corporate Bonds
Consumer Discretionary	—	201,344	—	201,344
Consumer Staples	—	114,229	—	114,229
Energy	—	162,985	—	162,985
Financials	—	1,627,729	1,580	1,629,309
Health Care	—	31,632	—	31,632
Industrials	—	107,254	—	107,254
Information Technology	—	119,629	—	119,629
Materials	—	52,177	—	52,177
Telecommunication Services	—	172,381	—	172,381
Utilities	—	228,090	—	228,090

Total Corporate Bonds	—	2,817,450	1,580	2,819,030

Foreign Government Securities	—	39,536	—	39,536
Mortgage Pass-Through Securities	—	2,424,781	—	2,424,781
Municipal Bonds	—	35,181	—	35,181
Supranational	—	769	—	769
U.S. Government Agency Securities	—	312,291	—	312,291
U.S. Treasury Obligations	—	5,387,690	—	5,387,690
Short-Term Investments
Investment Companies	918,035	—	—	918,035

Total Investments in Securities	$918,036	$19,451,615	$111,183	$20,480,834

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/2011
Investments in Securities
Asset Backed Securities	—	—	(27)	2	9,475	—	—	—	9,450
Asset Backed Securities	20,798	—	(33)	—	—	(9,644)	—	—	11,121
Asset Backed Securities	—	—	—	—	15,500	(1,590)	—	—	13,910
Asset Backed Securities	—	—	—	—	21,746	(421)	—	—	21,325
Corporate Bonds	1,572	—	8	—	—	—	—	—	1,580
Mortgage Backed Securities	12,753	—	48	3	—	(1,901)	—	—	10,903
Mortgage Backed Securities	—	—	(1)	1	10,074	—	—	—	10,074
Mortgage Backed Securities	3,360	(4,716)	3,676	1	—	(2,321)	—		—
Mortgage Backed Securities	188	—	(13)	1	—	—	—	—	176
Mortgage Backed Securities	—	—	3	—	4,023	—	—	—	4,026
Mortgage Backed Securities	2,766	—	(2)	—	—	(856)	—	—	1,908
Mortgage Backed Securities	—	—	—	—	17,159	—	—	—	17,159
Mortgage Backed Securities	13,778	—	83	(3)	—	(296)	—	(13,562)	—
Mortgage Backed Securities	9,817	—	(239)	13	—	(40)	—	—	9,551

Total	$65,032	$(4,716)	$3,503	$18	$77,977	$(17,069)	$—	$(13,562)	$111,183

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 2.6%
	AH Mortgage Advance Trust,
1,280	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,296
4,583	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	4,606
	Ally Auto Receivables Trust,
1,465	Series 2010-1, Class A3, 1.450%, 05/15/14	1,477
565	Series 2010-3, Class A4, 1.550%, 08/17/15	568
355	Series 2011-1, Class A3, 1.380%, 01/15/15	357
	AmeriCredit Automobile Receivables Trust,
1,510	Series 2008-AF, Class A4, 6.960%, 10/14/14	1,593
270	Series 2010-1, Class A3, 1.660%, 03/17/14	271
	Ameriquest Mortgage Securities, Inc.,
1,356	Series 2003-5, Class A6, SUB, 4.541%, 04/25/33	1,226
612	Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	620
28	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 02/25/13	24
	Bear Stearns Asset-Backed Securities Trust,
877	Series 2003-SD2, Class 2A, VAR, 3.141%, 06/25/43	835
1,348	Series 2006-SD1, Class A, VAR, 0.564%, 04/25/36	1,044
	Centex Home Equity,
532	Series 2001-B, Class A6, 6.360%, 07/25/32	535
435	Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	409
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	127
1,040	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	1,012
	Chase Funding Mortgage Loan Asset-Backed Certificates,
561	Series 2003-5, Class 1A4, 4.396%, 02/25/30	558
683	Series 2003-6, Class 1A4, 4.499%, 11/25/34	679
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,672
966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	947
1,631	CNH Equipment Trust, Series 2010-A, Class A3, 1.540%, 07/15/14	1,641
	Countrywide Asset-Backed Certificates,
8	Series 2004-1, Class 3A, VAR, 0.474%, 04/25/34	6
590	Series 2004-1, Class M1, VAR, 0.694%, 03/25/34	466
454	Series 2004-1, Class M2, VAR, 0.744%, 03/25/34	386
1,539	Series 2004-6, Class M1, VAR, 0.794%, 10/25/34	1,070
230	Series 2004-13, Class MV8, VAR, 1.894%, 01/25/35 (f) (i)	13
338	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	217
99	CS First Boston Mortgage Securities Corp., Series 2002- HE4, Class AF, 5.510%, 08/25/32	94
635	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	696
2,273	Distressed Asset Portfolio I, LLC, 3.500%, 12/31/15 (f) (i)	2,515
1,712	Equity One ABS, Inc., Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	1,453
72	Federal National Mortgage Association Whole Loan, Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	76
132	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	131
1,654	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF9, Class A3, VAR, 0.474%, 10/25/35	1,611
1,399	GE Mortgage Services LLC, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	1,462
	HSBC Home Equity Loan Trust,
233	Series 2005-2, Class A1, VAR, 0.466%, 01/20/35	210
932	Series 2005-2, Class M1, VAR, 0.656%, 01/20/35	849
932	Series 2005-2, Class M2, VAR, 0.686%, 01/20/35	818
344	Series 2006-1, Class A1, VAR, 0.356%, 01/20/36	311
822	Series 2006-2, Class A1, VAR, 0.346%, 03/20/36	764

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Asset-Backed Securities — Continued
299	Series 2006-3, Class A2F, SUB, 5.660%, 03/20/36	301
1,075	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	1,122
250	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	254
1,455	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,477
1,049	Series 2007-3, Class APT, VAR, 1.396%, 11/20/36	952
1,420	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.544%, 07/25/34 (e)	1,370
	Long Beach Mortgage Loan Trust,
262	Series 2004-1, Class M3, VAR, 1.244%, 02/25/34	212
13	Series 2004-2, Class B, VAR, 3.694%, 06/25/34 (e) (f) (i)	11
55	Series 2004-5, Class M6, VAR, 2.694%, 09/25/34 (f) (i)	12
1,107	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.444%, 03/25/33	681
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.138%, 11/25/33	978
610	Series 2005-1, Class M1, VAR, 0.644%, 03/25/35	461
2,400	Park Place Securities, Inc., Series 2004-WCW1, Class M2, VAR, 0.874%, 09/25/34	2,215
2,100	Residential Asset Securities Corp., Series 2005-EMX3, Class M1, VAR, 0.624%, 09/25/35	1,948
652	Residential Funding Mortgage Securities II, Inc., Series 2003- HI2, Class A6, SUB, 4.760%, 07/25/28	646
1,384	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	1,192
936	Santander Drive Auto Receivables Trust, Series 2011- S2A, Class B, 2.060%, 06/15/17 (e)	936
93	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.274%, 06/25/37	79
	Structured Asset Investment Loan Trust,
2,500	Series 2003-BC10, Class A4, VAR, 1.194%, 10/25/33	2,083
1,500	Series 2005-5, Class A9, VAR, 0.464%, 06/25/35	1,397
41	Structured Asset Securities Corp., Series 2007-OSI, Class A2, VAR, 0.284%, 06/25/37	36
211	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 01/02/24	225
1,500	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	1,479
295	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.530%, 07/15/15	304

	Total Asset-Backed Securities (Cost $55,109)	55,016

Collateralized Mortgage Obligations — 21.4%
	Agency CMO — 13.1%
644	Federal Home Loan Bank, Series 2000-0606, Class Y, 5.270%, 12/28/12	677
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
205	Series 23, Class KZ, 6.500%, 11/25/23	232
1,470	Series 24, Class J, 6.250%, 11/25/23	1,582
262	Series 31, Class Z, 8.000%, 04/25/24	300
	Federal Home Loan Mortgage Corp. REMICS,
29	Series 11, Class D, 9.500%, 07/15/19	32
20	Series 38, Class D, 9.500%, 05/15/20	23
9	Series 81, Class A, 8.125%, 11/15/20	11
22	Series 84, Class F, 9.200%, 10/15/20	25
12	Series 109, Class I, 9.100%, 01/15/21	13
4	Series 198, Class Z, 8.500%, 09/15/22	4
146	Series 1316, Class Z, 8.000%, 06/15/22	169
54	Series 1343, Class LB, 7.500%, 08/15/22	63
2	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	35
102	Series 1456, Class Z, 7.500%, 01/15/23	117
761	Series 1543, Class VN, 7.000%, 07/15/23	871
14	Series 1556, Class H, 6.500%, 08/15/13	15
420	Series 1577, Class PV, 6.500%, 09/15/23	460

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Agency CMO — Continued
46	Series 1595, Class D, 7.000%, 10/15/13	48
1,199	Series 1611, Class Z, 6.500%, 11/15/23	1,346
1,232	Series 1628, Class LZ, 6.500%, 12/15/23	1,378
592	Series 1630, Class PK, 6.000%, 11/15/23	660
1,000	Series 1671, Class I, 7.000%, 02/15/24	1,155
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	19
105	Series 1695, Class G, HB, IF, 24.910%, 03/15/24	162
66	Series 1710, Class GB, HB, IF, 37.531%, 04/15/24	124
271	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	80
135	Series 2022, Class PE, 6.500%, 01/15/28	153
1,034	Series 2033, Class K, 6.050%, 08/15/23	1,070
831	Series 2036, Class PG, 6.500%, 01/15/28	940
258	Series 2055, Class OE, 6.500%, 05/15/13	258
129	Series 2089, Class PJ, IO, 7.000%, 10/15/28	29
2,880	Series 2091, Class PG, 6.000%, 11/15/28	3,144
201	Series 2148, Class ZA, 6.000%, 04/15/29	218
369	Series 2201, Class C, 8.000%, 11/15/29	451
99	Series 2261, Class ZY, 7.500%, 10/15/30	114
1,016	Series 2293, Class ZA, 6.000%, 03/15/31	1,140
109	Series 2297, Class NB, 6.000%, 03/15/16	115
160	Series 2310, Class Z, 6.000%, 04/15/31	173
63	Series 2313, Class LA, 6.500%, 05/15/31	69
532	Series 2325, Class JO, PO, 06/15/31	481
1,462	Series 2330, Class PE, 6.500%, 06/15/31	1,583
420	Series 2344, Class QG, 6.000%, 08/15/16	453
507	Series 2345, Class PQ, 6.500%, 08/15/16	539
378	Series 2368, Class TG, 6.000%, 10/15/16	406
808	Series 2394, Class MC, 6.000%, 12/15/16	873
297	Series 2399, Class PG, 6.000%, 01/15/17	321
300	Series 2410, Class QB, 6.250%, 02/15/32	344
791	Series 2430, Class WF, 6.500%, 03/15/32	900
854	Series 2466, Class DH, 6.500%, 06/15/32	961
2,370	Series 2530, Class SK, IF, IO, 7.902%, 06/15/29	467
280	Series 2534, Class SI, HB, IF, 20.545%, 02/15/32	391
2,000	Series 2543, Class YX, 6.000%, 12/15/32	2,251
2,345	Series 2545, Class SQ, IF, IO, 7.402%, 05/15/17	113
817	Series 2557, Class HL, 5.300%, 01/15/33	901
1,778	Series 2586, Class IO, IO, 6.500%, 03/15/33	400
1,528	Series 2587, Class XS, IF, IO, 7.452%, 09/15/17	96
507	Series 2594, Class IV, IO, 7.000%, 03/15/32	110
128	Series 2602, Class BX, 3.500%, 12/15/22	132
1,592	Series 2610, Class UI, IO, 6.500%, 05/15/33	365
1,515	Series 2613, Class H, 4.500%, 05/15/18	1,652
2,000	Series 2617, Class GR, 4.500%, 05/15/18	2,143
1,126	Series 2630, Class S, IF, IO, 6.952%, 01/15/17	27
4,010	Series 2636, Class Z, 4.500%, 06/15/18	4,292
3,133	Series 2641, Class SK, IF, IO, 6.952%, 01/15/18	273
146	Series 2643, Class SA, HB, IF, 44.213%, 03/15/32	250
180	Series 2650, Class PO, PO, 12/15/32	163
181	Series 2650, Class SO, PO, 12/15/32	164
544	Series 2656, Class AC, 6.000%, 08/15/33	611
1,375	Series 2656, Class PE, 4.500%, 07/15/18	1,480
1,006	Series 2658, Class A, 4.500%, 08/15/18	1,046
309	Series 2668, Class SB, IF, 7.024%, 10/15/15	314
415	Series 2686, Class GB, 5.000%, 05/15/20	419
719	Series 2695, Class OB, PO, 10/15/33	564

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Agency CMO — Continued
1,050	Series 2701, Class ST, IF, IO, 6.802%, 08/15/21	42
1,361	Series 2707, Class KA, 4.500%, 11/15/18	1,455
611	Series 2707, Class KJ, 5.000%, 11/15/18	660
5,000	Series 2708, Class N, 4.000%, 11/15/18	5,301
152	Series 2717, Class BA, 6.000%, 11/15/30	155
705	Series 2733, Class SB, IF, 7.832%, 10/15/33	712
1,050	Series 2736, Class PD, 5.000%, 03/15/32	1,120
246	Series 2755, Class SA, IF, 13.804%, 05/15/30	277
1,199	Series 2756, Class NA, 5.000%, 02/15/24	1,324
2,000	Series 2764, Class OE, 4.500%, 03/15/19	2,195
339	Series 2764, Class S, IF, 13.255%, 07/15/33	368
223	Series 2776, Class SK, IF, 8.778%, 04/15/34	218
865	Series 2779, Class SM, IF, IO, 6.952%, 10/15/18	64
122	Series 2827, Class SQ, IF, 7.500%, 01/15/19	123
1,000	Series 2845, Class QH, 5.000%, 08/15/34	999
1,540	Series 2864, Class NB, 5.500%, 07/15/33	1,712
3,703	Series 2864, Class NS, IF, IO, 6.902%, 09/15/34	365
1,407	Series 2888, Class IN, IO, 5.000%, 10/15/18	68
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,677
97	Series 2915, Class SY, IF, 15.754%, 01/15/35	99
391	Series 2931, Class GA, 5.000%, 11/15/28	397
131	Series 2980, Class QB, 6.500%, 05/15/35	148
313	Series 2990, Class SL, HB, IF, 23.767%, 06/15/34	438
3,924	Series 2994, Class SC, IF, IO, 5.402%, 02/15/33	386
715	Series 2995, Class FT, VAR, 0.448%, 05/15/29	713
406	Series 3005, Class PV, IF, 12.417%, 10/15/33	461
1,287	Series 3028, Class ME, 5.000%, 02/15/34	1,401
504	Series 3031, Class BN, HB, IF, 21.102%, 08/15/35	612
982	Series 3059, Class B, 5.000%, 02/15/35	1,069
1,000	Series 3064, Class OG, 5.500%, 06/15/34	1,099
158	Series 3068, Class AO, PO, 01/15/35	146
2,442	Series 3080, Class TZ, 5.500%, 02/15/33	2,576
906	Series 3117, Class EO, PO, 02/15/36	772
441	Series 3134, Class PO, PO, 03/15/36	387
513	Series 3138, Class PO, PO, 04/15/36	458
1,505	Series 3151, Class PD, 6.000%, 11/15/34	1,649
1,201	Series 3152, Class MO, PO, 03/15/36	1,012
1,800	Series 3189, Class PC, 6.000%, 08/15/35	2,008
4,882	Series 3201, Class IN, IF, IO, 6.052%, 08/15/36	740
5,880	Series 3202, Class HI, IF, IO, 6.452%, 08/15/36	1,012
785	Series 3219, Class OD, 6.000%, 06/15/33	857
9	Series 3269, Class WF, VAR, 0.000%, 01/15/37	9
2,000	Series 3274, Class B, 6.000%, 02/15/37	2,233
1,038	Series 3292, Class DO, PO, 03/15/37	928
4,921	Series 3305, Class IW, IF, IO, 6.252%, 04/15/37	588
321	Series 3306, Class TB, IF, 2.948%, 04/15/37	324
282	Series 3306, Class TC, IF, 2.408%, 04/15/37	281
604	Series 3331, Class PO, PO, 06/15/37	531
1,550	Series 3336, Class GD, 5.000%, 04/15/36	1,652
4,915	Series 3369, Class SB, IF, IO, 6.222%, 09/15/37	713
1,069	Series 3383, Class OP, PO, 11/15/37	915
2,269	Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	28
2,356	Series 3531, Class SM, IF, IO, 5.902%, 05/15/39	327
455	Series 3542, Class TN, IF, 6.000%, 07/15/36	443
625	Series 3546, Class A, VAR, 5.937%, 02/15/39	674
1,329	Series 3572, Class JS, IF, IO, 6.602%, 09/15/39	202

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Agency CMO — Continued
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,207
3,054	Series 3609, Class SA, IF, IO, 6.142%, 12/15/39	535
824	Series 3611, Class PO, PO, 07/15/34	695
1,814	Series 3620, Class TV, 5.500%, 12/15/20	1,966
998	Series 3688, Class GT, VAR, 7.158%, 11/15/46	1,160
2,883	Series 3747, Class HI, IO, 4.500%, 07/15/37	471
686	Federal Home Loan Mortgage Corp. STRIPS, Series 186, Class PO, PO, 08/01/27	596
932	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 3.642%, 10/25/37	949
	Federal National Mortgage Association Grantor Trust,
59,000	Series 2001-T12, Class IO, IO, VAR, 0.537%, 08/25/41	1,136
1,276	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,441
2,269	Series 2002-T4, Class A4, 9.500%, 12/25/41	2,742
105,723	Series 2002-T4, Class IO, IO, VAR, 0.440%, 12/25/41	583
1,517	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,691
738	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	844
852	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	983
12,018	Series 2004-T3, Class 1IO4, IO, VAR, 0.598%, 02/25/44	183
	Federal National Mortgage Association Interest STRIPS,
4,481	Series 203, Class 2, IO, 8.000%, 02/01/23	961
744	Series 266, Class 2, IO, 7.500%, 08/01/24	151
1,324	Series 348, Class 30, IO, 5.500%, 12/01/18	174
1,268	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	168
1,044	Series 356, Class 42, IO, 5.500%, 12/01/19	143
2,481	Series 380, Class S36, IF, IO, 7.706%, 07/25/37	361
1,364	Series 383, Class 68, IO, 6.500%, 09/01/37	264
2,119	Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	408
615	Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	127
	Federal National Mortgage Association REMICS,
15	Series 1988-13, Class C, 9.300%, 05/25/18	18
140	Series 1989-72, Class E, 9.350%, 10/25/19	163
6	Series 1989-98, Class H, 11.500%, 12/25/19	7
8	Series 1990-1, Class D, 8.800%, 01/25/20	9
10	Series 1990-110, Class H, 8.750%, 09/25/20	12
8	Series 1990-117, Class E, 8.950%, 10/25/20	9
86	Series 1991-141, Class PZ, 8.000%, 10/25/21	98
42	Series 1992-31, Class M, 7.750%, 03/25/22	48
45	Series 1992-79, Class Z, 9.000%, 06/25/22	52
32	Series 1992-101, Class J, 7.500%, 06/25/22	34
422	Series 1992-188, Class PZ, 7.500%, 10/25/22	481
489	Series 1992-200, Class SK, HB, IF, 21.744%, 11/25/22	717
35	Series 1993-23, Class PZ, 7.500%, 03/25/23	40
280	Series 1993-56, Class PZ, 7.000%, 05/25/23	316
152	Series 1993-60, Class Z, 7.000%, 05/25/23	172
322	Series 1993-79, Class PL, 7.000%, 06/25/23	364
526	Series 1993-141, Class Z, 7.000%, 08/25/23	609
260	Series 1993-149, Class M, 7.000%, 08/25/23	294
971	Series 1993-160, Class ZA, 6.500%, 09/25/23	1,087
91	Series 1993-165, Class SA, IF, 19.321%, 09/25/23	120
10	Series 1993-205, Class H, PO, 09/25/23	9
85	Series 1993-247, Class SM, HB, IF, 24.425%, 12/25/23	129
94	Series 1993-255, Class E, 7.100%, 12/25/23	105
105	Series 1993-257, Class C, PO, 06/25/23	104
175	Series 1994-1, Class L, 6.500%, 01/25/14	184
2,471	Series 1994-23, Class PX, 6.000%, 08/25/23	2,755

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Agency CMO — Continued
131	Series 1994-65, Class PK, PO, 04/25/24	114
429	Series 1995-4, Class Z, 7.500%, 10/25/22	503
649	Series 1995-19, Class Z, 6.500%, 11/25/23	748
53	Series 1996-59, Class K, 6.500%, 07/25/23	54
141	Series 1997-11, Class E, 7.000%, 03/18/27	160
510	Series 1997-20, Class D, 7.000%, 03/17/27	577
60	Series 1997-27, Class J, 7.500%, 04/18/27	67
1,471	Series 1997-37, Class SM, IF, IO, 7.781%, 12/25/22	269
500	Series 1997-42, Class EG, 8.000%, 07/18/27	588
833	Series 1997-63, Class ZA, 6.500%, 09/18/27	939
744	Series 1998-66, Class FB, VAR, 0.544%, 12/25/28	745
1,369	Series 1999-47, Class JZ, 8.000%, 09/18/29	1,616
422	Series 2000-8, Class Z, 7.500%, 02/20/30	481
667	Series 2001-4, Class PC, 7.000%, 03/25/21	731
177	Series 2001-5, Class OW, 6.000%, 03/25/16	184
967	Series 2001-14, Class Z, 6.000%, 05/25/31	1,084
1,152	Series 2001-16, Class Z, 6.000%, 05/25/31	1,292
790	Series 2001-36, Class ST, IF, IO, 8.306%, 11/25/30	186
2,910	Series 2001-72, Class SB, IF, IO, 7.306%, 12/25/31	457
569	Series 2002-11, Class QG, 5.500%, 03/25/17	612
213	Series 2002-19, Class SC, IF, 13.830%, 03/17/32	269
524	Series 2002-55, Class QE, 5.500%, 09/25/17	573
595	Series 2002-63, Class KC, 5.000%, 10/25/17	641
246	Series 2002-73, Class AN, 5.000%, 11/25/17	265
257	Series 2003-8, Class QD, 5.000%, 09/25/16	258
1,870	Series 2003-14, Class EH, IF, IO, 7.406%, 03/25/18	225
1,100	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,242
1,000	Series 2003-18, Class GT, 5.000%, 03/25/18	1,106
2,225	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	188
2,000	Series 2003-47, Class PE, 5.750%, 06/25/33	2,248
34	Series 2003-60, Class DA, 4.250%, 06/25/21	34
1,279	Series 2003-64, Class KS, IF, 9.373%, 07/25/18	1,348
340	Series 2003-64, Class SX, IF, 13.224%, 07/25/33	362
1,029	Series 2003-73, Class GA, 3.500%, 05/25/31	1,071
2,000	Series 2003-83, Class PG, 5.000%, 06/25/23	2,174
65	Series 2003-91, Class SD, IF, 12.177%, 09/25/33	73
1,000	Series 2003-92, Class VH, 5.000%, 02/25/19	1,100
2,000	Series 2003-106, Class WE, 4.500%, 11/25/22	2,155
2,789	Series 2003-109, Class TS, IF, IO, 6.906%, 08/25/22	211
411	Series 2003-128, Class KE, 4.500%, 01/25/14	426
9,247	Series 2003-128, Class NG, 4.000%, 01/25/19	9,851
1,000	Series 2004-8, Class GD, 4.500%, 10/25/32	1,072
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,064
104	Series 2004-22, Class A, 4.000%, 04/25/19	108
973	Series 2004-53, Class NC, 5.500%, 07/25/24	1,041
628	Series 2004-72, Class F, VAR, 0.694%, 09/25/34	630
389	Series 2004-87, Class JI, IO, 5.000%, 11/25/30	13
1,000	Series 2004-101, Class PD, 5.000%, 06/25/30	1,052
186	Series 2005-42, Class PS, IF, 16.515%, 05/25/35	226
955	Series 2005-51, Class MO, PO, 06/25/35	780
3,496	Series 2005-53, Class CS, IF, IO, 6.506%, 06/25/35	665
2,275	Series 2005-59, Class PC, 5.500%, 03/25/31	2,409
553	Series 2005-65, Class KO, PO, 08/25/35	476
6,800	Series 2005-68, Class BC, 5.250%, 06/25/35	7,454
6,037	Series 2005-72, Class WS, IF, IO, 6.556%, 08/25/35	763
1,326	Series 2005-84, Class XM, 5.750%, 10/25/35	1,458

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Agency CMO — Continued
421	Series 2005-90, Class ES, IF, 16.390%, 10/25/35	506
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,213
445	Series 2005-106, Class US, HB, IF, 23.855%, 11/25/35	651
554	Series 2005-116, Class PB, 6.000%, 04/25/34	602
86	Series 2006-2, Class IG, IO, 6.000%, 06/25/32	—	(h)
2,666	Series 2006-20, Class IB, IF, IO, 6.396%, 04/25/36	390
692	Series 2006-22, Class AO, PO, 04/25/36	596
736	Series 2006-27, Class OH, PO, 04/25/36	642
1,028	Series 2006-46, Class LI, IO, 6.000%, 02/25/34	51
1,276	Series 2006-59, Class QO, PO, 01/25/33	1,151
1,078	Series 2006-61, Class AP, 6.000%, 08/25/35	1,183
2,500	Series 2006-77, Class PC, 6.500%, 08/25/36	2,876
1,782	Series 2006-110, Class PO, PO, 11/25/36	1,529
394	Series 2006-114, Class DS, VAR, 0.000%, 12/25/36	382
139	Series 2006-115, Class OM, PO, 12/25/36	129
648	Series 2006-128, Class PO, PO, 01/25/37	564
868	Series 2007-10, Class Z, 6.000%, 02/25/37	967
2,391	Series 2007-22, Class SC, IF, IO, 5.886%, 03/25/37	325
1,990	Series 2007-47, Class PC, 5.000%, 07/25/33	2,090
891	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	146
1,600	Series 2007-79, Class PC, 5.000%, 01/25/32	1,705
527	Series 2007-100, Class SM, IF, IO, 6.256%, 10/25/37	72
6,366	Series 2008-62, Class SM, IF, IO, 6.006%, 07/25/38	771
852	Series 2008-68, Class VK, 5.500%, 03/25/27	938
1,075	Series 2008-68, Class VN, 5.500%, 03/25/27	1,180
18,589	Series 2008-91, Class SI, IF, IO, 5.806%, 03/25/38	2,166
1,375	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	142
1,323	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	159
3,236	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	333
1,570	Series 2009-29, Class LA, VAR, 4.657%, 05/25/39	1,555
3,432	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	630
1,573	Series 2009-108, Class VN, 5.000%, 09/25/39	1,721
8,480	Series 2009-112, Class ST, IF, IO, 6.056%, 01/25/40	1,001
5,574	Series 2009-112, Class SW, IF, IO, 6.056%, 01/25/40	658
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,498
1,822	Series 2010-19, Class VA, 5.000%, 02/25/21	1,990
12,138	Series 2010-35, Class SB, IF, IO, 6.226%, 04/25/40	1,387
2,980	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	319
260	Series 2010-45, Class PO, PO, 05/25/40	232
1,546	Series 2010-49, Class SC, IF, 12.272%, 03/25/40	1,735
1,044	Series 2010-64, Class DM, 5.000%, 06/25/40	1,118
1,610	Series 2010-111, Class AE, 5.500%, 04/25/38	1,731
1,927	Series 2011-22, Class MA, 6.500%, 04/25/38	2,185
34	Series G-29, Class O, 8.500%, 09/25/21	38
19	Series G92-15, Class Z, 7.000%, 01/25/22	19
21	Series G92-30, Class Z, 7.000%, 06/25/22	23
43	Series G92-62, Class B, PO, 10/25/22	40
	Federal National Mortgage Association Whole Loan,
973	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,150
13,957	Series 2002-W10, Class IO, IO, VAR, 0.979%, 08/25/42	351
22,978	Series 2002-W7, Class IO1, IO, VAR, 0.930%, 06/25/29	551
45	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	50
423	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	478
631	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	691
47,374	Series 2004-W11, Class 1IO1, IO, VAR, 0.353%, 05/25/44	458
1,292	Series 2004-W2, Class 1A, 6.000%, 02/25/44	1,440

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Agency CMO — Continued
253	Series 2004-W2, Class 1A3F, VAR, 0.544%, 02/25/44	250
346	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	400
1,070	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,209
805	Series 2004-W8, Class 3A, 7.500%, 06/25/44	926
1,250	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,381
1,459	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,626
	Government National Mortgage Association,
184	Series 1997-7, Class ZA, 9.000%, 05/16/27	214
210	Series 1997-8, Class PN, 7.500%, 05/16/27	238
2,770	Series 1999-15, Class S, IF, IO, 8.002%, 05/16/29	588
46	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	52
509	Series 1999-44, Class ZG, 8.000%, 12/20/29	588
313	Series 2000-9, Class Z, 8.000%, 06/20/30	362
241	Series 2000-26, Class Z, 7.750%, 09/20/30	277
14	Series 2001-63, Class SI, HB, IF, 21.487%, 05/20/26	—	(h)
2,762	Series 2002-4, Class TD, 7.000%, 01/20/32	3,325
1,997	Series 2002-13, Class QA, IF, IO, 7.852%, 02/16/32	400
1,140	Series 2002-45, Class QE, 6.500%, 06/20/32	1,318
63	Series 2002-47, Class HM, 6.000%, 07/16/32	71
6,930	Series 2002-68, Class SC, IF, IO, 5.502%, 10/16/32	1,135
1,880	Series 2002-84, Class PH, 6.000%, 11/16/32	2,112
844	Series 2003-4, Class TI, IO, 5.500%, 05/16/31	32
310	Series 2003-52, Class SB, IF, 11.203%, 06/16/33	346
903	Series 2003-79, Class PV, 5.500%, 10/20/23	1,003
5,738	Series 2003-101, Class SK, IF, IO, 6.362%, 10/17/33	949
240	Series 2004-2, Class SA, IF, 19.762%, 01/16/34	315
8,142	Series 2004-59, Class SG, IF, IO, 6.304%, 07/20/34	1,236
60	Series 2004-73, Class AE, IF, 14.447%, 08/17/34	73
3,899	Series 2004-86, Class SP, IF, IO, 5.904%, 09/20/34	535
2,693	Series 2004-90, Class SI, IF, IO, 5.904%, 10/20/34	403
4,922	Series 2004-105, Class SN, IF, IO, 5.904%, 12/20/34	757
7,692	Series 2005-3, Class SD, IF, IO, 5.904%, 01/20/31	539
6,109	Series 2005-48, Class CS, IF, IO, 6.104%, 04/20/33	544
501	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	89
9,087	Series 2006-23, Class S, IF, IO, 6.304%, 01/20/36	1,136
6,768	Series 2006-26, Class S, IF, IO, 6.304%, 06/20/36	1,030
723	Series 2006-59, Class PC, 5.500%, 04/20/35	793
8,344	Series 2007-7, Class EI, IF, IO, 6.004%, 02/20/37	891
3,710	Series 2007-9, Class CI, IF, IO, 6.004%, 03/20/37	440
6,566	Series 2007-16, Class KU, IF, IO, 6.454%, 04/20/37	898
463	Series 2007-17, Class JO, PO, 04/16/37	414
1,000	Series 2007-22, Class PK, 5.500%, 04/20/37	1,120
7,706	Series 2007-24, Class SA, IF, IO, 6.314%, 05/20/37	1,099
2,430	Series 2007-26, Class SC, IF, IO, 6.004%, 05/20/37	313
1,739	Series 2007-67, Class SI, IF, IO, 6.314%, 11/20/37	231
527	Series 2008-29, Class PO, PO, 02/17/33	481
226	Series 2008-34, Class OC, PO, 06/20/37	130
2,088	Series 2008-40, Class PS, IF, IO, 6.302%, 05/16/38	328
3,913	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	612
546	Series 2008-43, Class NA, 5.500%, 11/20/37	585
11,252	Series 2008-50, Class SA, IF, IO, 6.034%, 06/20/38	1,329
1,980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	592
7,176	Series 2009-16, Class SJ, IF, IO, 6.604%, 05/20/37	1,132
4,066	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	549
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	107
5,957	Series 2009-77, Class CS, IF, IO, 6.802%, 06/16/38	819

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Agency CMO — Continued
1,212	Series 2009-79, Class OK, PO, 11/16/37	1,082
2,509	Series 2009-83, Class TS, IF, IO, 5.904%, 08/20/39	329
4,170	Series 2009-106, Class XL, IF, IO, 6.554%, 06/20/37	581
5,980	Series 2010-4, Class SB, IF, IO, 6.302%, 08/16/39	787
865	Series 2010-14, Class DO, PO, 03/20/36	801
1,051	Series 2010-14, Class QP, 6.000%, 12/20/39	1,143
1,562	Series 2010-31, Class SK, IF, IO, 5.904%, 11/20/34	232
1,621	Series 2010-157, Class OP, PO, 12/20/40	1,274
	NCUA Guaranteed Notes,
3,879	Series 2010-C1, Class APT, 2.650%, 10/29/20	3,928
476	Series 2010-R3, Class 3A, 2.400%, 12/08/20	476
	Vendee Mortgage Trust,
1,179	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,359
3,110	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,587
434	Series 1999-1, Class 2Z, 6.500%, 01/15/29	498

		275,303

	Non-Agency CMO — 8.3%
	ABN Amro Mortgage Corp.,
723	Series 2003-7, Class A3, 4.500%, 07/25/18	736
1,374	Series 2003-9, Class A1, 4.500%, 08/25/18	1,394
	Adjustable Rate Mortgage Trust,
1,488	Series 2005-4, Class 7A2, VAR, 0.424%, 08/25/35	1,374
300	Series 2005-5, Class 6A21, VAR, 0.424%, 09/25/35	244
	American General Mortgage Loan Trust,
1,567	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,676
2,540	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	2,591
3,000	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,049
4,943	American Home Mortgage Investment Trust, Series 2005- 3, Class 2A4, VAR, 2.030%, 09/25/35	2,133
276	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 5.371%, 05/24/36 (e)	282
	Banc of America Alternative Loan Trust,
669	Series 2003-11, Class 2A1, 6.000%, 01/25/34	669
684	Series 2004-6, Class 4A1, 5.000%, 07/25/19	692
	Banc of America Funding Corp.,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,262
480	Series 2005-7, Class 30PO, PO, 11/25/35	324
2,047	Series 2005-E, Class 4A1, VAR, 2.819%, 03/20/35	1,954
	Banc of America Mortgage Securities, Inc.,
2,030	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,075
884	Series 2003-4, Class 1B1, 5.500%, 06/25/33	829
467	Series 2003-7, Class A2, 4.750%, 09/25/18	482
410	Series 2004-2, Class 2A4, 5.500%, 03/25/34	385
3,239	Series 2004-3, Class 2A1, 5.500%, 04/25/34	3,306
1,298	Series 2004-5, Class 3A3, 5.000%, 06/25/19	1,337
542	Series 2004-5, Class 4A1, 4.750%, 06/25/19	556
704	Series 2004-7, Class 2A2, 5.750%, 08/25/34	720
276	Series 2004-8, Class XPO, PO, 10/25/34	207
9	Series 2004-11, Class 15PO, PO, 01/25/20	8
963	Series 2004-F, Class 1A1, VAR, 2.768%, 07/25/34	872
203	Series 2005-1, Class 15PO, PO, 02/25/20	166
504	Series 2005-1, Class 1A17, 5.500%, 02/25/35	494
1,383	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,407
217	Series 2005-10, Class 15PO, PO, 11/25/20	177
322	Series 2005-11, Class 15PO, PO, 12/25/20	266
184	Series 2007-1, Class 1A7, 5.750%, 03/25/37	184
	BCAP LLC Trust,
473	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	480
1,467	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	1,474

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Non-Agency CMO — Continued
1,614	Series 2010-RR7, Class 16A1, VAR, 0.995%, 02/26/47 (e)	1,517
1,526	Series 2010-RR8, Class 3A3, VAR, 5.084%, 05/26/35 (e)	1,555
340	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.821%, 10/25/33	328
9	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 7.187%, 03/25/31	9
368	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	368
	Chase Mortgage Finance Corp.,
530	Series 2003-S10, Class A1, 4.750%, 11/25/18	544
691	Series 2003-S13, Class A2, 5.000%, 11/25/33	709
1,198	Series 2004-S1, Class M, VAR, 5.090%, 02/25/19	1,169
	Citicorp Mortgage Securities, Inc.,
720	Series 2004-1, Class 3A1, 4.750%, 01/25/34	736
1,046	Series 2004-4, Class A4, 5.500%, 06/25/34	1,091
809	Series 2006-1, Class 2A1, 5.000%, 02/25/21	813
	Citigroup Mortgage Loan Trust, Inc.,
96	Series 2003-UST1, Class PO3, PO, 12/25/18	84
227	Series 2004-HYB4, Class AA, VAR, 0.524%, 12/25/34	199
167	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	169
	Countrywide Alternative Loan Trust,
417	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	429
1,667	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	1,667
415	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	424
1,516	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,514
1,485	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	1,501
533	Series 2005-5R, Class A1, 5.250%, 12/25/18	543
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	680
5,500	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,674
2,000	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,503
291	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	283
96	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	59
509	Series 2006-26CB, Class A9, 6.500%, 09/25/36	370
	Countrywide Home Loan Mortgage Pass-Through Trust,
295	Series 2002-22, Class A20, 6.250%, 10/25/32	306
1,088	Series 2003-40, Class A3, 4.500%, 10/25/18	1,114
1,204	Series 2003-50, Class A1, 5.000%, 11/25/18	1,242
202	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	195
1,168	Series 2004-3, Class A25, 5.750%, 04/25/34	1,128
2,638	Series 2004-4, Class A13, 5.250%, 05/25/34	2,743
1,348	Series 2004-5, Class 2A9, 5.250%, 05/25/34	1,417
1	Series 2005-13, Class A1, 5.500%, 06/25/35	1
500	Series 2005-13, Class A2, 5.500%, 06/25/35	501
1,349	Series 2005-22, Class 2A1, VAR, 3.084%, 11/25/35	948
	Credit Suisse Mortgage Capital Certificates,
818	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	822
1,500	Series 2010-16, Class A3, VAR, 4.136%, 06/25/50 (e)	1,372
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	818
	CS First Boston Mortgage Securities Corp.,
353	Series 2003-29, Class 8A1, 6.000%, 11/25/18	363
3,331	Series 2004-4, Class 5A4, IF, IO, 7.356%, 08/25/34	350
1,000	Series 2005-1, Class 1A16, 5.500%, 02/25/35	759
640	Series 2005-7, Class 5A1, 4.750%, 08/25/20	649
472	Series 2005-10, Class 10A4, 6.000%, 11/25/35	292
881	Series 2005-10, Class 6A13, 5.500%, 11/25/35	750

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Non-Agency CMO — Continued
221	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	145
733	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, VAR, 2.326%, 09/25/34	665
	First Horizon Asset Securities, Inc.,
272	Series 2003-8, Class 1A43, PO, 10/25/33	196
1,258	Series 2004-AR6, Class 2A1, VAR, 2.769%, 12/25/34	1,183
255	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	246
	GMAC Mortgage Corp. Loan Trust,
2,402	Series 2003-J10, Class A1, 4.750%, 01/25/19	2,479
614	Series 2004-J5, Class A7, 6.500%, 01/25/35	636
325	Series 2005-AR3, Class 3A4, VAR, 3.132%, 06/19/35	274
	GSR Mortgage Loan Trust,
567	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	559
928	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	992
746	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	784
3,435	Series 2005-2F, Class 1A5, 5.500%, 03/25/35	3,475
860	Series 2005-5F, Class 8A1, VAR, 0.694%, 06/25/35	837
1,000	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	931
	Impac CMB Trust,
1,634	Series 2004-10, Class 3A1, VAR, 0.894%, 03/25/35	1,301
991	Series 2004-10, Class 3A2, VAR, 0.994%, 03/25/35	595
29	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	30
	JP Morgan Mortgage Trust,
2,343	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	2,430
1,394	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,364
1,423	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	1,439
1,430	Series 2005-A2, Class 5A2, VAR, 4.298%, 04/25/35	1,402
1,880	Series 2006-A2, Class 4A1, VAR, 2.909%, 08/25/34	1,834
369	Series 2006-A2, Class 5A3, VAR, 2.969%, 11/25/33	370
419	Series 2007-A1, Class 5A2, VAR, 2.967%, 07/25/35	397
1,018	JP Morgan Reremic, Series 2010-4, Class 7A1, VAR, 4.289%, 08/26/35 (e)	1,005
	MASTR Adjustable Rate Mortgages Trust,
471	Series 2004-13, Class 2A1, VAR, 2.796%, 04/21/34	463
356	Series 2004-13, Class 3A6, VAR, 2.874%, 11/21/34	355
	MASTR Alternative Loans Trust,
690	Series 2003-7, Class 4A3, 8.000%, 11/25/18	706
342	Series 2003-8, Class 3A1, 5.500%, 12/25/33	346
939	Series 2003-9, Class 5A1, 4.500%, 12/25/18	963
1,302	Series 2004-6, Class 6A1, 6.500%, 07/25/34	1,365
201	Series 2004-7, Class 30PO, PO, 08/25/34	139
99	Series 2004-7, Class 3A1, 6.500%, 08/25/34	102
943	Series 2004-8, Class 6A1, 5.500%, 09/25/19	960
1,621	Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,649
435	Series 2004-11, Class 8A3, 5.500%, 11/25/19	438
75	Series 2005-1, Class 5A1, 5.500%, 01/25/20	77
	MASTR Asset Securitization Trust,
98	Series 2003-6, Class 8A1, 5.500%, 07/25/33	101
588	Series 2003-10, Class 3A1, 5.500%, 11/25/33	612
224	Series 2003-11, Class 10A1, 5.000%, 12/25/18	229
374	Series 2003-11, Class 3A1, 4.500%, 12/25/18	380
140	Series 2004-6, Class 15PO, PO, 05/25/19	117
926	Series 2004-6, Class 3A1, 5.250%, 07/25/19	947
491	Series 2004-6, Class 4A1, 5.000%, 07/25/19	509
227	Series 2004-8, Class PO, PO, 08/25/19	195
381	Series 2004-10, Class 1A1, 4.500%, 10/25/19	392

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Non-Agency CMO — Continued
1,948	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	2,064
327	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	213
1,574	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.474%, 08/25/35	1,407
	MLCC Mortgage Investors, Inc.,
1,122	Series 2004-C, Class A2, VAR, 1.057%, 07/25/29	1,052
844	Series 2004-D, Class A3, VAR, 2.209%, 08/25/29	792
	Morgan Stanley Mortgage Loan Trust,
1,609	Series 2004-3, Class 4A, VAR, 5.652%, 04/25/34	1,633
560	Series 2004-7AR, Class 2A6, VAR, 2.589%, 09/25/34	514
437	MortgageIT Trust, Series 2005- 1, Class 1A1, VAR, 0.514%, 02/25/35	339
	Nomura Asset Acceptance Corp.,
358	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	361
1,268	Series 2005-AR1, Class 1A1, VAR, 2.738%, 02/25/35	1,002
	Paine Webber CMO Trust,
10	Series H, Class 4, 8.750%, 04/01/18	10
10	Series L, Class 4, 8.950%, 07/01/18	11
2,701	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	2,793
840	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	885
	Residential Accredit Loans, Inc.,
969	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,000
1,435	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,334
474	Series 2004-QS8, Class A2, 5.000%, 06/25/34	474
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,980
440	Residential Asset Securitization Trust, Series 2006-A6, Class 2A13, 6.000%, 07/25/36	317
	Residential Funding Mortgage Securities I,
868	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	882
537	Series 2005-SA4, Class 1A1, VAR, 3.232%, 09/25/35	385
4,121	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	3,815
315	Residential Funding Securities LLC, Series 2003-RM2, Class AII, 5.000%, 05/25/18	323
105	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	109
1,659	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 0.836%, 09/20/34	1,465
	Structured Adjustable Rate Mortgage Loan Trust,
673	Series 2004-14, Class 1A, VAR, 2.701%, 10/25/34	544
606	Series 2005-5, Class A1, VAR, 0.424%, 05/25/35	545
282	Series 2005-5, Class A2, VAR, 0.424%, 05/25/35	255
	Structured Asset Securities Corp.,
122	Series 2003-21, Class 1A3, 5.500%, 07/25/33	122
4,559	Series 2003-26A, Class 3A5, VAR, 2.547%, 09/25/33	4,101
937	Series 2003-31A, Class B1, VAR, 2.580%, 10/25/33	376
747	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	759
756	Series 2003-37A, Class 2A, VAR, 5.031%, 12/25/33	776
565	Series 2004-7, Class 2A1, VAR, 5.424%, 05/25/24	587
1,595	Series 2005-5, Class 2A1, 5.500%, 04/25/35	1,579
538	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, VAR, 0.314%, 10/25/46	535
	WaMu Mortgage Pass-Through Certificates,
567	Series 2002-S4, Class A4, 6.500%, 10/19/29	589
417	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	428
939	Series 2003-AR8, Class A, VAR, 2.715%, 08/25/33	928
678	Series 2003-AR9, Class 1A6, VAR, 2.715%, 09/25/33	657
207	Series 2003-S4, Class 3A, 5.500%, 06/25/33	216
291	Series 2004-AR3, Class A1, VAR, 2.578%, 06/25/34	286

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Non-Agency CMO — Continued
2,686	Series 2004-AR3, Class A2, VAR, 2.578%, 06/25/34	2,635
693	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	723
678	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	702
1,799	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,797
199	Series 2005-AR2, Class 2A21, VAR, 0.524%, 01/25/45	162
1,802	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,544
1,969	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	2,047
	Wells Fargo Mortgage-Backed Securities Trust,
461	Series 2003-8, Class A9, 4.500%, 08/25/18	476
156	Series 2003-10, Class A1, 4.500%, 09/25/18	160
313	Series 2003-11, Class 1A4, 4.750%, 10/25/18	313
638	Series 2003-12, Class A2, 4.500%, 11/25/18	655
392	Series 2003-17, Class 2A9, PO, 01/25/34	270
395	Series 2003-18, Class A1, 5.500%, 12/25/33	403
790	Series 2003-F, Class A1, VAR, 4.831%, 06/25/33	803
265	Series 2003-J, Class 2A5, VAR, 4.422%, 10/25/33	269
834	Series 2003-M, Class A1, VAR, 4.690%, 12/25/33	858
564	Series 2004-B, Class A1, VAR, 4.915%, 02/25/34	579
320	Series 2004-DD, Class 2A8, VAR, 2.743%, 01/25/35	219
447	Series 2004-EE, Class 3A1, VAR, 2.920%, 12/25/34	439
616	Series 2004-EE, Class 3A2, VAR, 2.920%, 12/25/34	617
1,416	Series 2004-K, Class 1A2, VAR, 4.379%, 07/25/34	1,441
137	Series 2004-Q, Class 1A3, VAR, 4.884%, 09/25/34	135
510	Series 2004-Q, Class 2A2, VAR, 4.633%, 09/25/34	417
540	Series 2004-U, Class A1, VAR, 2.885%, 10/25/34	527
572	Series 2005-1, Class 1A1, 4.750%, 01/25/20	586
1,136	Series 2005-1, Class B1, VAR, 4.922%, 01/25/20	1,095
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	1,961
875	Series 2005-13, Class A1, 5.000%, 11/25/20	913
165	Series 2005-AR13, Class A1, VAR, 5.252%, 05/25/35	162
2,500	WF-RBS Commercial Mortgage Trust, Series 2011- C3, Class A4, 4.375%, 03/17/44 (e)	2,525

		174,003

	Total Collateralized Mortgage Obligations (Cost $427,945)	449,306

Commercial Mortgage-Backed Securities — 3.7%
	Banc of America Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.185%, 11/10/42	1,815
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,127
2,435	Series 2005-3, Class AM, 4.727%, 07/10/43	2,505
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,148
1,846	Series 2005-6, Class ASB, VAR, 5.195%, 09/10/47	1,955
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	529
3,010	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,320
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,108
2,056	Series 2006-5, Class A4, 5.414%, 09/10/47	2,230
	Banc of America Large Loan, Inc.,
500	Series 2009-UB1, Class A4A, VAR, 5.614%, 06/24/50 (e)	551
1,223	Series 2010-HLTN, Class HLTN, VAR, 1.948%, 11/15/15 (e)	1,151
	Bear Stearns Commercial Mortgage Securities,
1,655	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,801
442	Series 2004-T14, Class A3, 4.800%, 01/12/41	452
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	691
2,570	Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	2,843
75	Series 2006-PW12, Class A4, VAR, 5.722%, 09/11/38	84

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
250	Series 2006-T24, Class A4, 5.537%, 10/12/41	275
1,973	Citigroup Commercial Mortgage Trust, Series 2005- C3, Class AM, VAR, 4.830%, 05/15/43	2,035
1,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VAR, 5.220%, 07/15/44	1,567
1,500	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.661%, 03/15/39	1,647
2,321	CS First Boston Mortgage Securities Corp., Series 2005- C3, Class AM, 4.730%, 07/15/37	2,405
2,180	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	2,344
2,505	GE Capital Commercial Mortgage Corp., Series 2005- C1, Class AJ, VAR, 4.826%, 06/10/48	2,544
	GMAC Commercial Mortgage Securities, Inc.,
101	Series 2003-C1, Class A1, 3.337%, 05/10/36	102
645	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	700
2,330	Greenwich Capital Commercial Funding Corp., Series 2005- GG3, Class AJ, VAR, 4.859%, 08/10/42	2,370
	GS Mortgage Securities Corp. II,
2,150	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	2,342
465	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	507
793	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	843
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,500	Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	2,576
2,000	Series 2005-CB13, Class A4, VAR, 5.279%, 01/12/43	2,176
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	207
1,000	Series 2006-CB14, Class A4, VAR, 5.481%, 12/12/44	1,092
94,276	Series 2006-CB15, Class X1, IO, VAR, 0.073%, 06/12/43	680
285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	312
620	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	681
160	Series 2006-LDP7, Class A4, VAR, 5.870%, 04/15/45	179
	LB-UBS Commercial Mortgage Trust,
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	441
1,060	Series 2006-C4, Class A4, VAR, 5.877%, 06/15/38	1,185
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	614
	Merrill Lynch Mortgage Trust,
602	Series 2005-CKI1, Class A6, VAR, 5.220%, 11/12/37	663
1,425	Series 2005-CKI1, Class AM, VAR, 5.220%, 11/12/37	1,485
1,750	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,915
1,750	Series 2005-LC1, Class AJ, VAR, 5.327%, 01/12/44	1,730
2,000	Series 2005-LC1, Class AM, VAR, 5.268%, 01/12/44	2,112
1,755	Series 2006-C1, Class A4, VAR, 5.667%, 05/12/39	1,958
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
1,725	Series 2006-1, Class A4, VAR, 5.432%, 02/12/39	1,898
250	Series 2006-4, Class A3, VAR, 5.172%, 12/12/49	269
	Morgan Stanley Capital I,
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	704
1,575	Series 2006-T23, Class AM, VAR, 5.803%, 08/12/41	1,690
785	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	823
3,000	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,193
1,290	TIAA Seasoned Commercial Mortgage Trust, Series 2007- C4, Class A3, VAR, 5.983%, 08/15/39	1,414
	Wachovia Bank Commercial Mortgage Trust,
1,448	Series 2004-C15, Class A2, 4.039%, 10/15/41	1,448
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	200
170	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	184

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
1,500	Series 2005-C21, Class AM, VAR, 5.203%, 10/15/44	1,624
250	Series 2006-C25, Class A4, VAR, 5.737%, 05/15/43	278

	Total Commercial Mortgage-Backed Securities (Cost $71,368)	76,722

Convertible Bond — 0.0% (g)
Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
665	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $665)	814

Corporate Bonds — 37.0%
Consumer Discretionary — 5.6%
	Auto Components — 0.0% (g)
890	Johnson Controls, Inc., 5.700%, 03/01/41	932

	Automobiles — 0.2%
2,000	Daimler Finance North America LLC, 7.300%, 01/15/12	2,082
	Ford Motor Co.,
220	7.450%, 07/16/31	250
400	9.215%, 09/15/21	477
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (d)	1
385	6.250%, 07/15/33 (d)	3
21	7.250%, 04/15/41 (d)	—	(h)
1	7.250%, 07/15/41 (d)	—	(h)
42	7.250%, 02/15/52 (d)	—	(h)
55	7.375%, 05/15/48 (d)	—	(h)
1	7.375%, 10/01/51 (d)	—	(h)
2,500	7.700%, 04/15/16 (d)	75
250	Navistar International Corp., 8.250%, 11/01/21	275

		3,163

	Broadcasting & Cable TV — 0.9%
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	30
80	Cablevision Systems Corp., 8.000%, 04/15/20	88
350	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	417
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,500	6.500%, 04/30/21	1,477
1,075	7.000%, 01/15/19	1,098
425	7.000%, 01/15/19 (e)	433
1,125	7.250%, 10/30/17	1,170
125	7.875%, 04/30/18	133
330	8.125%, 04/30/20	357
1,280	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	1,360
	CSC Holdings LLC,
900	7.625%, 07/15/18	982
139	7.875%, 02/15/18	152
	DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
530	5.000%, 03/01/21	551
580	6.000%, 08/15/40	595
	DISH DBS Corp.,
560	6.750%, 06/01/21 (e)	566
400	7.000%, 10/01/13	431
730	7.125%, 02/01/16	779
475	7.875%, 09/01/19	517
872	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	946
1,675	Sirius XM Radio, Inc., 9.750%, 09/01/15 (e)	1,882
1,750	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	1,859
2,020	Videotron Ltee, (Canada), 9.125%, 04/15/18	2,257
1,000	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	1,125

		19,205

	Distributors — 0.0% (g)
450	McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	464

	Diversified Consumer Services — 0.3%
750	Knowledge Learning Corp., 7.750%, 02/01/15 (e)	737
500	Mac-Gray Corp., 7.625%, 08/15/15	511
	Service Corp. International,
495	7.000%, 06/15/17	539
700	7.000%, 05/15/19	741
2,073	7.625%, 10/01/18	2,288
	Stewart Enterprises, Inc.,
165	3.125%, 07/15/14	170
615	6.500%, 04/15/19 (e)	621

		5,607

	Gaming — 0.9%
888	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	921
2,502	Chukchansi Economic Development Authority, 8.000%, 11/15/13 (e)	2,064
250	Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (d) (e)	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Gaming — Continued
500	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	577
	MGM Resorts International,
1,000	6.875%, 04/01/16	956
3,675	10.000%, 11/01/16 (e)	3,988
170	11.125%, 11/15/17	197
825	11.375%, 03/01/18	949
	Peninsula Gaming LLC,
2,000	8.375%, 08/15/15 (e)	2,140
1,610	Pinnacle Entertainment, Inc., 8.625%, 08/01/17	1,771
1,750	Seminole Hard Rock Entertainment, Inc., VAR, 2.809%, 03/15/14 (e)	1,698
150	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	158
350	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	367
2,000	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	1,450
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
625	7.750%, 08/15/20	685
165	7.875%, 11/01/17	181
350	7.875%, 05/01/20	386

		18,605

	Hotels, Restaurants & Leisure — 0.6%
700	AMC Entertainment, Inc., 8.750%, 06/01/19	752
500	Cinemark USA, Inc., 8.625%, 06/15/19	546
1,500	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 11.500%, 01/15/17 (e)	1,676
	Host Hotels & Resorts LP,
750	6.875%, 11/01/14	774
436	7.125%, 11/01/13	442
900	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	900
225	Landry’s Restaurants, Inc., 11.625%, 12/01/15	244
500	Real Mex Restaurants, Inc., 14.000%, 01/01/13	495
	Royal Caribbean Cruises Ltd., (Liberia),
7	6.875%, 12/01/13	8
400	7.000%, 06/15/13	428
338	7.250%, 06/15/16	365
1,608	11.875%, 07/15/15	1,994
1,750	Speedway Motorsports, Inc., 6.750%, 02/01/19	1,776
255	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	293
600	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	613
300	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	330

		11,636

	Household Durables — 0.4%
175	American Standard Americas, 10.750%, 01/15/16 (e)	183
1,225	D.R. Horton, Inc., 5.625%, 01/15/16	1,248
1,750	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	1,759
	KB Home,
1,000	5.750%, 02/01/14	1,000
615	5.875%, 01/15/15	599
1,875	Lennar Corp., 6.950%, 06/01/18	1,856
420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	428
	Standard Pacific Corp.,
1,050	8.375%, 05/15/18	1,068
165	10.750%, 09/15/16	191

		8,332

	Leisure Equipment & Products — 0.0% (g)
122	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	124
331	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	336

		460

	Media — 1.3%
150	Belo Corp., 8.000%, 11/15/16	165
500	Block Communications, Inc., 8.250%, 12/15/15 (e)	514
125	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18 (e)	132
	CBS Corp.,
200	7.875%, 07/30/30	242
160	8.875%, 05/15/19	207
	Clear Channel Worldwide Holdings, Inc.,
360	9.250%, 12/15/17	393
650	9.250%, 12/15/17	710
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	337
1,500	Comcast Cable Holdings LLC, 9.800%, 02/01/12	1,590
	Comcast Corp.,
850	5.900%, 03/15/16	968
240	6.300%, 11/15/17	279
1,123	DigitalGlobe, Inc., 10.500%, 05/01/14	1,256
	EH Holding Corp.,
500	6.500%, 06/15/19 (e)	506
150	7.625%, 06/15/21 (e)	153
	Gannett Co., Inc.,

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Media — Continued
270	6.375%, 09/01/15 (e)	282
750	7.125%, 09/01/18 (e)	758
500	8.750%, 11/15/14	570
245	9.375%, 11/15/17	275
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,345
	Intelsat Jackson Holdings S.A., (Luxembourg),
300	7.250%, 04/01/19 (e)	302
700	7.250%, 10/15/20 (e)	702
500	7.500%, 04/01/21 (e)	506
1,225	8.500%, 11/01/19	1,311
1,000	9.500%, 06/15/16	1,050
750	Lamar Media Corp., 6.625%, 08/15/15	765
400	McClatchy Co. (The), 11.500%, 02/15/17	438
400	Media General, Inc., 11.750%, 02/15/17	403
475	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	513
810	NBC Universal, Inc., 5.950%, 04/01/41 (e)	833
	News America, Inc.,
600	6.750%, 01/09/38	659
800	7.750%, 01/20/24	994
200	7.850%, 03/01/39	247
147	8.875%, 04/26/23	197
135	Salem Communications Corp., 9.625%, 12/15/16	145
	Thomson Reuters Corp., (Canada),
280	4.700%, 10/15/19	299
410	5.950%, 07/15/13	451
200	6.500%, 07/15/18	236
335	Time Warner Cable, Inc., 7.300%, 07/01/38	389
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	529
1,445	8.375%, 07/15/33	1,863
750	10.150%, 05/01/12	812
600	Univision Communications, Inc., 6.875%, 05/15/19 (e)	600
850	Valassis Communications, Inc., 6.625%, 02/01/21 (e)	845
50	Viacom, Inc., 6.875%, 04/30/36	57
500	Walt Disney Co. (The), 5.875%, 12/15/17	589
1,303	WMG Acquisition Corp., 9.500%, 06/15/16	1,383

		27,800

	Multiline Retail — 0.3%
2,050	HSN, Inc., 11.250%, 08/01/16	2,316
	QVC, Inc.,
75	7.125%, 04/15/17 (e)	80
75	7.375%, 10/15/20 (e)	81
2,050	7.500%, 10/01/19 (e)	2,209
1,770	Sears Holdings Corp., 6.625%, 10/15/18 (e)	1,628
310	Target Corp., 7.000%, 01/15/38	382

		6,696

	Specialty Retail — 0.7%
3,170	ACE Hardware Corp., 9.125%, 06/01/16 (e)	3,408
951	Lowe’s Cos., Inc., 7.110%, 05/15/37	1,189
	Ltd. Brands, Inc.,
1,500	6.625%, 04/01/21	1,564
375	7.000%, 05/01/20	403
1,600	8.500%, 06/15/19	1,874
1,950	NBC Acquisition Corp., SUB, 11.000%, 03/15/13	292
	Nebraska Book Co., Inc.,
1,039	8.625%, 03/15/12	873
102	10.000%, 12/01/11	103
1,200	RadioShack Corp., 6.750%, 05/15/19 (e)	1,197
600	Rent-A-Center, Inc., 6.625%, 11/15/20 (e)	598
200	Staples, Inc., 9.750%, 01/15/14	240
1,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	1,040
2,000	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	2,142

		14,923

	Total Consumer Discretionary	117,823

Consumer Staples — 1.7%
	Beverages — 0.4%
	Anheuser-Busch Cos., Inc.,
325	5.500%, 01/15/18	367
550	5.750%, 04/01/36	589
280	7.550%, 10/01/30	344
	Anheuser-Busch InBev Worldwide, Inc.,
160	6.875%, 11/15/19	196
280	7.200%, 01/15/14	320
275	7.750%, 01/15/19	351
528	Coca-Cola Refreshments USA, Inc., 8.500%, 02/01/12	556
	Constellation Brands, Inc.,
330	7.250%, 09/01/16	361
1,000	7.250%, 05/15/17	1,094
	Diageo Finance B.V., (Netherlands),
575	5.300%, 10/28/15	648
325	5.500%, 04/01/13	352
1,000	Diageo Investment Corp., 7.450%, 04/15/35	1,313
	PepsiCo, Inc.,
800	3.750%, 03/01/14	856
70	7.900%, 11/01/18	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Beverages — Continued
150	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	159
1,235	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	1,345

		8,942

	Food & Staples Retailing — 0.8%
	CVS Caremark Corp.,
225	5.750%, 06/01/17	256
555	6.125%, 09/15/39	579
2,610	Ingles Markets, Inc., 8.875%, 05/15/17	2,816
	Kroger Co. (The),
215	6.400%, 08/15/17	254
712	7.500%, 04/01/31	880
300	7.700%, 06/01/29	375
	Rite Aid Corp.,
64	7.500%, 03/01/17	64
6,000	9.500%, 06/15/17	5,505
2,000	SUPERVALU, Inc., 8.000%, 05/01/16	2,082
	Wal-Mart Stores, Inc.,
1,500	3.625%, 07/08/20	1,495
160	5.250%, 09/01/35	162
1,000	6.200%, 04/15/38	1,125
260	7.550%, 02/15/30	341

		15,934

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
370	5.875%, 05/15/13	398
655	8.500%, 06/15/19	805
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	162
	Cargill, Inc.,
200	6.000%, 11/27/17 (e)	232
1,000	7.350%, 03/06/19 (e)	1,236
135	ConAgra Foods, Inc., 7.000%, 04/15/19	157
159	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	159
641	JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	750
	Kraft Foods, Inc.,
810	6.125%, 02/01/18	932
335	6.500%, 08/11/17	393
575	6.875%, 02/01/38	673
	Smithfield Foods, Inc.,
409	7.750%, 05/15/13	443
134	10.000%, 07/15/14	157

		6,497

	Household Products — 0.2%
	Jarden Corp.,
895	7.500%, 05/01/17	953
100	7.500%, 01/15/20	107
1,000	Kimberly-Clark Corp., 6.125%, 08/01/17	1,191
808	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,045
1,350	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20 (e)	1,397
567	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	635

		5,328

	Tobacco — 0.0% (g)
250	Alliance One International, Inc., 10.000%, 07/15/16	252

	Total Consumer Staples	36,953

Energy — 3.2%
	Energy Equipment & Services — 0.6%
720	Baker Hughes, Inc., 5.125%, 09/15/40	716
200	Calfrac Holdings LP, 7.500%, 12/01/20 (e)	207
860	Cie Generale de Geophysique - Veritas, (France), 6.500%, 06/01/21 (e)	843
70	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	79
470	Exterran Holdings, Inc., 7.250%, 12/01/18 (e)	484
1,200	Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	1,350
	Gibson Energy ULC/GEP Midstream Finance Corp., (Canada),
300	10.000%, 01/15/18	367
250	11.750%, 05/27/14	287
	Halliburton Co.,
500	7.450%, 09/15/39	647
700	8.750%, 02/15/21	948
445	Key Energy Services, Inc., 6.750%, 03/01/21	451
850	Oil States International, Inc., 6.500%, 06/01/19 (e)	855
80	Parker Drilling Co., 9.125%, 04/01/18	87
550	PHI, Inc., 8.625%, 10/15/18	584
360	Precision Drilling Corp., (Canada), 6.625%, 11/15/20 (e)	371
700	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	684
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,392
280	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	296
165	Unit Corp., 6.625%, 05/15/21	168

		11,816

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Oil, Gas & Consumable Fuels — 2.6%
175	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	212
750	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 05/20/16	774
1,360	AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	1,401
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	414
125	7.625%, 03/15/14	144
100	7.950%, 06/15/39	125
225	8.700%, 03/15/19	290
775	Apache Corp., 6.900%, 09/15/18	951
190	Arch Coal, Inc., 7.250%, 10/01/20	200
1,500	Bill Barrett Corp., 9.875%, 07/15/16	1,702
	BP Capital Markets plc, (United Kingdom),
1,835	3.875%, 03/10/15	1,939
515	4.750%, 03/10/19	545
325	5.250%, 11/07/13	353
250	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 05/01/19 (e)	263
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	370
	Chesapeake Energy Corp.,
550	6.125%, 02/15/21	560
520	6.500%, 08/15/17	561
285	6.875%, 08/15/18	307
250	9.500%, 02/15/15	295
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	520
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
450	8.250%, 12/15/17	491
500	8.500%, 12/15/19	557
	Comstock Resources, Inc.,
400	7.750%, 04/01/19	406
1,000	8.375%, 10/15/17	1,050
545	Concho Resources, Inc., 6.500%, 01/15/22	548
425	Conoco Funding Co., (Canada), 7.250%, 10/15/31	536
	ConocoPhillips,
275	5.750%, 02/01/19	320
750	6.500%, 02/01/39	896
410	7.000%, 03/30/29	501
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	369
	Consol Energy, Inc.,
200	6.375%, 03/01/21 (e)	202
300	8.000%, 04/01/17	329
250	8.250%, 04/01/20	277
160	Continental Resources, Inc., 7.125%, 04/01/21	170
454	Denbury Resources, Inc., 8.250%, 02/15/20	502
270	Devon Financing Corp. ULC, (Canada), 7.875%, 09/30/31	359
	El Paso Corp.,
1,900	6.875%, 06/15/14	2,158
150	7.000%, 06/15/17	174
150	El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	172
	Encana Corp., (Canada),
150	6.500%, 05/15/19	181
215	6.625%, 08/15/37	246
1,210	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	1,200
	EOG Resources, Inc.,
1,700	4.100%, 02/01/21	1,700
200	6.875%, 10/01/18	241
200	Eskom Holdings Ltd., (South Africa), 5.750%, 01/26/21 (e)	210
300	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21 (e)	299
500	Forest Oil Corp., 7.250%, 06/15/19	514
	Frontier Oil Corp.,
175	6.875%, 11/15/18	183
1,000	8.500%, 09/15/16	1,082
220	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	232
650	Holly Corp., 9.875%, 06/15/17	730
	Holly Energy Partners LP/Holly Energy Finance Corp.,
675	6.250%, 03/01/15	675
150	8.250%, 03/15/18 (e)	158
	Inergy LP/Inergy Finance Corp.,
240	6.875%, 08/01/21 (e)	247
550	7.000%, 10/01/18 (e)	567
	KazMunayGas National Co., (Kazakhstan),
745	6.375%, 04/09/21 (e)	794
130	Reg. S., 7.000%, 05/05/20	146
220	Reg. S., 8.375%, 07/02/13	244
135	Reg. S., 9.125%, 07/02/18	167
340	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	340
410	Marathon Oil Corp., 6.000%, 10/01/17	475

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Oil, Gas & Consumable Fuels — Continued
415	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	427
	Newfield Exploration Co.,
750	6.875%, 02/01/20	795
890	7.125%, 05/15/18	953
225	Patriot Coal Corp., 8.250%, 04/30/18	239
	Pemex Project Funding Master Trust, (Mexico),
258	5.750%, 03/01/18	280
40	6.625%, 06/15/35	42
57	6.625%, 06/15/35	59
	Penn Virginia Corp.,
210	7.250%, 04/15/19	210
638	10.375%, 06/15/16	718
325	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	344
	Pertamina Persero PT, (Indonesia),
200	5.250%, 05/23/21 (e)	197
200	6.500%, 05/27/41 (e)	198
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	467
335	7.875%, 06/15/26	418
610	Petrohawk Energy Corp., 6.250%, 06/01/19 (e)	602
	Petroleos de Venezuela S.A., (Venezuela),
245	4.900%, 10/28/14	180
644	8.500%, 11/02/17 (e)	459
125	Petronas Capital Ltd., (Malaysia), Reg. S., 5.250%, 08/12/19	135
130	Pioneer Drilling Co., 9.875%, 03/15/18	141
	Pioneer Natural Resources Co.,
150	6.650%, 03/15/17	164
1,075	7.500%, 01/15/20	1,221
115	Plains All American Pipelines LP, 6.500%, 05/01/18	132
	Plains Exploration & Production Co.,
165	6.625%, 05/01/21	166
150	7.625%, 04/01/20	158
1,315	QEP Resources, Inc., 6.875%, 03/01/21	1,414
	Range Resources Corp.,
375	5.750%, 06/01/21	374
45	6.750%, 08/01/20	47
25	7.250%, 05/01/18	27
	Shell International Finance B.V., (Netherlands),
1,030	1.875%, 03/25/13	1,053
679	3.100%, 06/28/15	712
500	4.300%, 09/22/19	527
390	SM Energy Co., 6.625%, 02/15/19 (e)	399
375	Southern Star Central Corp., 6.750%, 03/01/16	383
435	StatoilHydro ASA, (Norway), 7.150%, 11/15/25	545
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	956
1,000	Swift Energy Co., 7.125%, 06/01/17	1,028
120	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	150
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
400	6.875%, 02/01/21 (e)	399
295	7.875%, 10/15/18 (e)	313
640	Tosco Corp., 8.125%, 02/15/30	855
1,900	Total Capital S.A., (France), 2.300%, 03/15/16	1,904
278	Union Pacific Resources Group, Inc., 7.150%, 05/15/28	312
	Western Refining, Inc.,
1,282	11.250%, 06/15/17 (e)	1,449
250	VAR, 10.750%, 06/15/14 (e)	268
750	Whiting Petroleum Corp., 6.500%, 10/01/18	780

		55,174

	Total Energy	66,990

Financials — 11.9%
	Capital Markets — 1.8%
	Bank of New York Mellon Corp. (The),
525	2.950%, 06/18/15	544
440	4.300%, 05/15/14	478
530	4.600%, 01/15/20	564
978	BlackRock, Inc., 5.000%, 12/10/19	1,054
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,009
750	Charles Schwab Corp. (The), 4.950%, 06/01/14	824
1,690	Credit Suisse USA, Inc., 6.125%, 11/15/11	1,733
1,000	FMR LLC, 4.750%, 03/01/13 (e)	1,053
	Goldman Sachs Group, Inc. (The),
920	3.625%, 02/07/16	923
326	3.700%, 08/01/15	331
2,780	5.250%, 10/15/13	2,992
819	5.375%, 03/15/20	844
450	5.750%, 10/01/16	495
2,100	5.950%, 01/18/18	2,275

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Capital Markets — Continued
127	6.000%, 06/15/20	136
115	6.250%, 09/01/17	127
965	6.750%, 10/01/37	970
180	7.500%, 02/15/19	211
	Jefferies Group, Inc.,
950	6.250%, 01/15/36	924
140	6.450%, 06/08/27	143
880	8.500%, 07/15/19	1,067
	Lehman Brothers Holdings, Inc.,
235	3.600%, 03/13/09 (d)	61
1,000	5.750%, 05/17/13 (d)	260
950	6.500%, 07/19/17 (d)	1
750	6.875%, 07/17/37 (d)	—	(h)
295	8.500%, 08/01/15 (d)	77
	Macquarie Group Ltd., (Australia),
639	6.250%, 01/14/21 (e)	660
2,125	7.300%, 08/01/14 (e)	2,414
	Merrill Lynch & Co., Inc.,
900	5.700%, 05/02/17	949
1,710	6.875%, 04/25/18	1,949
	Morgan Stanley,
198	4.000%, 07/24/15	205
505	4.200%, 11/20/14	530
1,690	5.300%, 03/01/13	1,801
243	5.500%, 07/24/20	250
810	5.625%, 01/09/12	835
310	5.625%, 09/23/19	328
150	6.000%, 05/13/14	165
1,315	6.000%, 04/28/15	1,459
320	6.250%, 08/28/17	357
1,250	6.625%, 04/01/18	1,407
	Nomura Holdings, Inc., (Japan),
500	5.000%, 03/04/15	530
757	6.700%, 03/04/20	843
740	Northern Trust Co. (The), 5.850%, 11/09/17	844
113	Northern Trust Corp., 5.500%, 08/15/13	124
200	State Street Corp., 4.300%, 05/30/14	217
	UBS AG, (Switzerland),
305	2.250%, 08/12/13	311
650	3.875%, 01/15/15	687
900	5.750%, 04/25/18	1,001
450	5.875%, 12/20/17	509

		37,471

	Commercial Banks — 3.5%
705	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	717
190	Banco del Estado de Chile, (Chile), Reg. S., 4.125%, 10/07/20	182
	Bank of America Corp.,
735	3.125%, 06/15/12	756
500	5.625%, 07/01/20	525
695	5.650%, 05/01/18	742
1,500	6.975%, 03/07/37	1,654
1,005	7.375%, 05/15/14	1,148
500	7.800%, 09/15/16	581
	Bank of Nova Scotia, (Canada),
1,082	1.650%, 10/29/15 (e)	1,068
614	3.400%, 01/22/15	647
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	713
250	Bankers Trust Corp., 7.250%, 10/15/11	256
	Barclays Bank plc, (United Kingdom),
1,615	2.500%, 01/23/13	1,653
1,280	5.125%, 01/08/20	1,324
980	6.050%, 12/04/17 (e)	1,056
305	6.750%, 05/22/19	352
125	VAR, 5.926%, 12/15/16 (e) (x)	119
575	VAR, 7.434%, 12/15/17 (e) (x)	596
	BB&T Corp.,
500	3.850%, 07/27/12	517
1,250	3.950%, 04/29/16	1,321
500	4.900%, 06/30/17	539
1,000	6.500%, 08/01/11	1,010
150	6.850%, 04/30/19	180
1,750	Branch Banking & Trust Co., 4.875%, 01/15/13	1,845
2,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	2,322
1,225	Capital One Capital V, 10.250%, 08/15/39	1,303
500	Capital One Capital VI, 8.875%, 05/15/40	518
	Capital One Financial Corp.,
500	6.250%, 11/15/13	553
485	6.750%, 09/15/17	580
690	7.375%, 05/23/14	803
1,045	Comerica Bank, 5.200%, 08/22/17	1,142
185	Comerica, Inc., 3.000%, 09/16/15	188
400	Countrywide Capital III, 8.050%, 06/15/27	417
	Credit Suisse, (Switzerland),
2,375	5.000%, 05/15/13	2,548
285	5.500%, 05/01/14	316
	Deutsche Bank AG, (Germany),
1,475	2.375%, 01/11/13	1,507
375	3.875%, 08/18/14	398
674	DnB NOR Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	668

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Commercial Banks — Continued
500	Fifth Third Bancorp, 5.450%, 01/15/17	539
395	HSBC Bank, 6.000%, 08/09/17	446
	HSBC Bank plc, (United Kingdom),
927	4.125%, 08/12/20 (e)	909
650	4.750%, 01/19/21 (e)	666
700	KeyBank N.A., 5.700%, 08/15/12	736
725	KeyCorp, 6.500%, 05/14/13	792
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,444
	National Australia Bank Ltd., (Australia),
3,010	2.500%, 01/08/13 (e)	3,076
255	3.750%, 03/02/15 (e)	268
1,420	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,441
1,500	National City Bank, 4.625%, 05/01/13	1,586
500	NB Capital Trust II, 7.830%, 12/15/26	512
886	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	884
	PNC Funding Corp.,
1,115	3.000%, 05/19/14	1,152
1,057	4.375%, 08/11/20	1,086
625	5.250%, 11/15/15	683
625	5.625%, 02/01/17	693
	Rabobank Nederland N.V., (Netherlands),
2,150	3.200%, 03/11/15 (e)	2,228
1,045	4.500%, 01/11/21	1,092
	RSHB Capital S.A. for OJSC Russian Agricultural Bank, (Russia),
195	Reg. S., 7.175%, 05/16/13	212
300	Reg. S., 9.000%, 06/11/14	345
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	248
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,549
2,500	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	2,541
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,511
500	UnionBanCal Corp., 5.250%, 12/16/13	540
	Wachovia Bank N.A.,
2,110	5.600%, 03/15/16	2,348
750	6.000%, 11/15/17	854
750	6.600%, 01/15/38	865
500	Wachovia Capital Trust III, VAR, 5.570%, 07/05/11 (x)	463
	Wachovia Corp.,
760	5.500%, 05/01/13	822
1,555	5.750%, 02/01/18	1,749
515	SUB, 7.574%, 08/01/26	627
	Wells Fargo & Co.,
1,025	3.676%, 06/15/16	1,065
1,665	5.625%, 12/11/17	1,872
	Westpac Banking Corp., (Australia),
670	4.200%, 02/27/15	714
942	4.875%, 11/19/19	998

		74,320

	Consumer Finance — 0.8%
1,500	Ally Financial, Inc., 6.250%, 12/01/17 (e)	1,545
475	American Express Co., 7.250%, 05/20/14	546
	American Express Credit Corp.,
2,225	5.875%, 05/02/13	2,408
1,100	7.300%, 08/20/13	1,232
	American Honda Finance Corp.,
375	2.375%, 03/18/13 (e)	382
810	4.625%, 04/02/13 (e)	858
835	7.625%, 10/01/18 (e)	1,059
	Ford Motor Credit Co. LLC,
325	5.750%, 02/01/21	328
125	6.625%, 08/15/17	136
3,000	8.125%, 01/15/20	3,523
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,094
500	6.375%, 11/27/12	538
400	7.350%, 11/27/32	422
	John Deere Capital Corp.,
230	5.250%, 10/01/12	244
515	5.350%, 04/03/18	586
1,750	Springleaf Finance Corp., 6.900%, 12/15/17	1,662
670	Toyota Motor Credit Corp., 3.200%, 06/17/15	697
662	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	668

		17,928

	Diversified Financial Services — 2.5%
2,465	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,502
1,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	1,045
	Block Financial LLC,
500	5.125%, 10/30/14	518
500	7.875%, 01/15/13	526
3,000	Capmark Financial Group, Inc., 3.158%, 05/10/10 (d)	1,740
1,500	Cardtronics, Inc., 8.250%, 09/01/18	1,639

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Diversified Financial Services — Continued
	Caterpillar Financial Services Corp.,
800	4.850%, 12/07/12	850
850	5.450%, 04/15/18	964
	CIT Group, Inc.,
155	6.625%, 04/01/18 (e)	163
345	7.000%, 05/01/17	346
	Citigroup, Inc.,
1,117	4.587%, 12/15/15	1,188
291	5.375%, 08/09/20	307
1,550	5.500%, 02/15/17	1,674
510	6.000%, 12/13/13	559
1,350	6.000%, 08/15/17	1,508
865	6.010%, 01/15/15	959
260	6.375%, 08/12/14	291
645	6.875%, 06/01/25	701
1,115	7.000%, 12/01/25	1,287
1,260	8.500%, 05/22/19	1,582
	CME Group, Inc.,
1,500	5.400%, 08/01/13	1,635
200	5.750%, 02/15/14	223
	CNG Holdings, Inc.,
175	12.250%, 02/15/15 (e)	194
1,000	13.750%, 08/15/15 (e)	1,107
375	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	385
	Deluxe Corp.,
58	5.125%, 10/01/14	58
1,000	7.000%, 03/15/19 (e)	1,005
1,075	7.375%, 06/01/15	1,113
639	FUEL Trust, 4.207%, 04/15/16 (e)	656
	General Electric Capital Corp.,
294	5.300%, 02/11/21	309
1,115	5.625%, 05/01/18	1,233
5,760	5.875%, 02/15/12	5,979
3,370	5.875%, 01/14/38	3,507
130	5.900%, 05/13/14	145
1,000	6.000%, 06/15/12	1,056
1,100	6.750%, 03/15/32	1,257
145	6.875%, 01/10/39	171
445	VAR, 0.331%, 08/15/11	445
1,400	ILFC E-Capital Trust I, VAR, 5.970%, 12/21/65 (e)	1,176
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	528
	International Lease Finance Corp.,
320	8.625%, 09/15/15	355
1,820	8.750%, 03/15/17	2,061
600	8.875%, 09/01/17	684
	National Rural Utilities Cooperative Finance Corp.,
385	4.750%, 03/01/14	420
400	7.250%, 03/01/12	420
170	10.375%, 11/01/18	238
160	Northern Tier Energy LLC/Northern Tier Finance Corp., 10.500%, 12/01/17 (e)	179
2,500	SquareTwo Financial Corp., 11.625%, 04/01/17	2,578
505	Textron Financial Corp., 5.400%, 04/28/13	537
180	Ukreximbank Via Biz Finance PL, (Ukraine), Reg. S., 8.375%, 04/27/15	189
1,510	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	1,506
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	117

		51,815

	FDIC Guaranteed Securities (~) — 0.1%
735	Citigroup, Inc., 2.875%, 12/09/11	745
750	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	773

		1,518

	Insurance — 1.9%
1,310	ACE INA Holdings, Inc., 5.600%, 05/15/15	1,466
558	Aflac, Inc., 6.450%, 08/15/40	574
190	Allstate Corp. (The), 7.450%, 05/16/19	231
1,132	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,225
	American International Group, Inc.,
435	5.600%, 10/18/16	464
1,700	VAR, 8.175%, 05/15/58	1,870
	AON Corp.,
191	3.500%, 09/30/15	197
240	6.250%, 09/30/40	259
	Berkshire Hathaway Finance Corp.,
1,000	5.400%, 05/15/18	1,122
500	5.750%, 01/15/40	539
1,800	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	1,728
315	Chubb Corp. (The), 5.750%, 05/15/18	361
642	CNA Financial Corp., 5.875%, 08/15/20	688
550	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	616
2,000	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	2,075
1,950	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	2,093
	Liberty Mutual Group, Inc.,

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Insurance — Continued
2,025	7.800%, 03/15/37 (e)	2,106
2,050	VAR, 10.750%, 06/15/58 (e)	2,778
	MassMutual Global Funding II,
382	2.300%, 09/28/15 (e)	382
600	3.625%, 07/16/12 (e)	619
160	MetLife, Inc., 6.750%, 06/01/16	189
	Metropolitan Life Global Funding I,
190	5.125%, 04/10/13 (e)	203
875	5.200%, 09/18/13 (e)	954
600	5.750%, 07/25/11 (e)	604
315	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	336
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,625
1,300	9.375%, 08/15/39 (e)	1,675
	New York Life Global Funding,
250	3.000%, 05/04/15 (e)	258
1,680	4.650%, 05/09/13 (e)	1,803
	Pacific Life Global Funding,
400	5.000%, 05/15/17 (e)	421
770	5.150%, 04/15/13 (e)	819
1,000	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,364
800	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	878
175	Principal Financial Group, Inc., 8.875%, 05/15/19	227
300	Principal Life Global Funding I, 5.250%, 01/15/13 (e)	320
	Principal Life Income Funding Trusts,
185	5.150%, 06/17/11	186
1,165	5.300%, 12/14/12	1,242
1,025	5.300%, 04/24/13	1,106
205	Prudential Financial, Inc., 7.375%, 06/15/19	246
405	Travelers Cos, Inc. (The), 5.800%, 05/15/18	458
2,550	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	2,825
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	897

		40,029

	Real Estate Investment Trusts (REITs) — 1.1%
515	Aviv Healthcare Properties LP, 7.750%, 02/15/19 (e)	526
655	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	689
1,875	CNL Income Properties, Inc., 7.250%, 04/15/19 (e)	1,791
	CommonWealth REIT,
1,865	5.875%, 09/15/20	1,968
375	6.250%, 08/15/16	415
300	6.650%, 01/15/18	339
1,820	Developers Diversified Realty Corp., 7.875%, 09/01/20	2,128
500	DuPont Fabros Technology LP, 8.500%, 12/15/17	551
2,300	First Industrial LP, 6.420%, 06/01/14	2,439
	Forest City Enterprises, Inc.,
1,000	6.500%, 02/01/17	949
750	7.625%, 06/01/15	729
500	HCP, Inc., 5.375%, 02/01/21	525
525	Host Hotels & Resorts, Inc., 6.000%, 11/01/20	526
	Rouse Co. LP (The),
3,000	5.375%, 11/26/13	3,019
1,475	7.200%, 09/15/12	1,545
	Simon Property Group LP,
340	5.625%, 08/15/14	381
492	5.650%, 02/01/20	547
915	6.100%, 05/01/16	1,054
675	6.125%, 05/30/18	771
310	6.750%, 05/15/14	352
788	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	918

		22,162

	Real Estate Management & Development — 0.0% (g)
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	339

	Thrifts & Mortgage Finance — 0.2%
525	Countrywide Financial Corp., 6.250%, 05/15/16	571
3,065	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	3,084

		3,655

	Total Financials	249,237

Health Care — 1.7%
	Biotechnology — 0.1%
	Amgen, Inc.,
150	5.700%, 02/01/19	172
618	5.750%, 03/15/40	655
300	6.375%, 06/01/37	345
130	6.900%, 06/01/38	159
1,250	Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	1,378

		2,709

	Health Care Equipment & Supplies — 0.1%
500	Accellent, Inc., 8.375%, 02/01/17	533
	Baxter International, Inc.,
250	4.000%, 03/01/14	269
550	4.625%, 03/15/15	609

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Health Care Equipment & Supplies — Continued
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	110
400	6.000%, 05/15/39	458

		1,979

	Health Care Providers & Services — 0.9%
115	Capella Healthcare, Inc., 9.250%, 07/01/17 (e)	124
400	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	413
	DaVita, Inc.,
600	6.375%, 11/01/18	614
600	6.625%, 11/01/20	615
1,000	FMC Finance III S.A., (Luxembourg), 6.875%, 07/15/17	1,064
350	Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	351
500	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	491
	HCA, Inc.,
750	7.250%, 09/15/20	817
200	8.500%, 04/15/19	224
160	9.125%, 11/15/14	167
440	9.250%, 11/15/16	470
2,028	Health Management Associates, Inc., 6.125%, 04/15/16	2,119
800	LifePoint Hospitals, Inc., 6.625%, 10/01/20 (e)	830
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	308
1,555	Omega Healthcare Investors, Inc., 6.750%, 10/15/22 (e)	1,551
	Omnicare, Inc.,
30	6.875%, 12/15/15	31
2,350	7.750%, 06/01/20	2,523
	Roche Holdings, Inc.,
635	5.000%, 03/01/14 (e)	698
1,220	6.000%, 03/01/19 (e)	1,426
1,395	Tenet Healthcare Corp.,
	8.875%, 07/01/19	1,552
250	Ventas Realty LP/Ventas Capital Corp., 6.500%, 06/01/16	259
1,550	WellPoint, Inc., 6.800%, 08/01/12	1,655

		18,302

	Pharmaceuticals — 0.6%
400	Abbott Laboratories, 6.150%, 11/30/37	458
504	AstraZeneca plc, (United Kingdom), 5.400%, 09/15/12	535
225	Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	241
200	Giant Funding Corp., 8.250%, 02/01/18 (e)	210
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,080
1,000	Merck & Co., Inc., 6.550%, 09/15/37	1,206
	Mylan, Inc.,
300	7.625%, 07/15/17 (e)	330
899	7.875%, 07/15/20 (e)	996
	Novartis Capital Corp.,
435	4.125%, 02/10/14	469
335	4.400%, 04/24/20	358
250	Pfizer, Inc., 6.200%, 03/15/19	295
215	Talecris Biotherapeutics Holdings Corp., 7.750%, 11/15/16	241
	Valeant Pharmaceuticals International,
1,500	6.500%, 07/15/16 (e)	1,492
250	6.750%, 10/01/17 (e)	248
900	6.875%, 12/01/18 (e)	886
375	7.000%, 10/01/20 (e)	368
	Wyeth,
2,350	5.500%, 02/01/14	2,617
555	5.500%, 02/15/16	635

		12,665

	Total Health Care	35,655

Industrials — 3.8%
	Aerospace & Defense — 0.7%
	Alliant Techsystems, Inc.,
100	6.750%, 04/01/16	103
400	6.875%, 09/15/20	421
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	925
145	6.375%, 06/01/19 (e)	167
725	BE Aerospace, Inc., 6.875%, 10/01/20	765
1,940	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	1,697
	Esterline Technologies Corp.,
1,000	6.625%, 03/01/17	1,038
250	7.000%, 08/01/20	266
167	Hexcel Corp., 6.750%, 02/01/15	170
	Huntington Ingalls Industries, Inc.,
560	6.875%, 03/15/18 (e)	584
780	7.125%, 03/15/21 (e)	814
250	ITT Corp., 6.125%, 05/01/19	295
	Kratos Defense & Security Solutions, Inc.,
910	10.000%, 06/01/17 (e)	1,001
952	Lockheed Martin Corp., 5.720%, 06/01/40 (e)	1,017

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Aerospace & Defense — Continued
1,900	McDonnell Douglas Corp., 9.750%, 04/01/12	2,040
750	Moog, Inc., 6.250%, 01/15/15	766
643	Spirit Aerosystems, Inc., 6.750%, 12/15/20	656
186	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	189
	Triumph Group, Inc.,
232	8.000%, 11/15/17	249
575	8.625%, 07/15/18	636

		13,799

	Air Freight & Logistics — 0.0% (g)
1,000	Federal Express Corp., 9.650%, 06/15/12	1,083

	Airlines — 0.5%
245	American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	286
250	Continental Airlines 2001-1 Pass-Through Trust, 6.503%, 06/15/11	251
2,276	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,265
696	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	724
370	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	388
1,162	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,173
	Delta Air Lines, Inc.,
1,479	4.950%, 05/23/19	1,479
225	7.111%, 09/18/11	229
77	8.021%, 08/10/22	78
74	8.954%, 08/10/14	76
44	9.500%, 09/15/14 (e)	47
541	9.750%, 12/17/16	573
610	10.000%, 12/05/14 (d) (e) (f) (i)	183
654	Northwest Airlines, Inc., 7.027%, 11/01/19	667
1,355	UAL 2007-1 Pass-Through Trust, 7.336%, 07/02/19	1,274
227	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	259

		9,952

	Building Products — 0.3%
	Building Materials Corp of America,
485	6.750%, 05/01/21 (e)	489
750	6.875%, 08/15/18 (e)	765
700	7.000%, 02/15/20 (e)	731
325	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	337
	Masco Corp.,
1,000	6.125%, 10/03/16	1,043
2,000	7.125%, 03/15/20	2,089

		5,454

	Commercial Services & Supplies — 0.6%
875	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	987
450	Cenveo Corp., 8.875%, 02/01/18	457
990	Clean Harbors, Inc., 7.625%, 08/15/16	1,057
	Corrections Corp. of America,
572	6.250%, 03/15/13	576
1,050	6.750%, 01/31/14	1,062
1,720	Covanta Holding Corp., 7.250%, 12/01/20	1,848
	FTI Consulting, Inc.,
290	6.750%, 10/01/20 (e)	296
1,750	7.750%, 10/01/16	1,824
271	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	290
818	Geo Group, Inc. (The), 7.750%, 10/15/17	877
1,673	Pitney Bowes, Inc., 5.250%, 01/15/37	1,760
	Power Sector Assets & Liabilities Management, (Philippines),
130	7.250%, 05/27/19 (e)	152
100	7.390%, 12/02/24 (e)	116
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d)	75
1,160	6.500%, 08/01/27 (d)	75
265	9.750%, 01/15/15 (d)	17
	RR Donnelley & Sons Co.,
300	7.250%, 05/15/18	304
1,000	7.625%, 06/15/20	1,014

		12,787

	Construction & Engineering — 0.3%
1,450	Dycom Investments, Inc., 7.125%, 01/15/21 (e)	1,497
1,150	New Enterprise Stone & Lime Co., 11.000%, 09/01/18 (e)	1,111
158	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	165
2,475	Tutor Perini Corp., 7.625%, 11/01/18 (e)	2,460
	United Rentals North America, Inc.,
650	9.250%, 12/15/19	728
100	10.875%, 06/15/16	115

		6,076

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Electrical Equipment — 0.1%
	Belden, Inc.,
500	7.000%, 03/15/17	516
250	9.250%, 06/15/19	280
185	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	194
457	Valmont Industries, Inc., 6.875%, 05/01/14	466

		1,456

	Industrial Conglomerates — 0.2%
740	Griffon Corp., 7.125%, 04/01/18 (e)	755
215	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	260
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,110
300	6.125%, 08/17/26 (e)	351

		3,476

	Machinery — 0.4%
310	Altra Holdings, Inc., 8.125%, 12/01/16	336
180	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	187
3,000	Briggs & Stratton Corp., 6.875%, 12/15/20	3,165
640	Caterpillar, Inc., 5.200%, 05/27/41	647
550	Eaton Corp., 5.600%, 05/15/18	629
225	Ingersoll-Rand Co., (Bermuda), 7.200%, 06/01/25	249
110	PACCAR, Inc., 6.375%, 02/15/12	114
440	Parker Hannifin Corp., 6.250%, 05/15/38	512
	SPX Corp.,
1,500	6.875%, 09/01/17 (e)	1,605
250	7.625%, 12/15/14	279
320	Titan International, Inc., 7.875%, 10/01/17 (e)	344

		8,067

	Marine — 0.2%
367	American Petroleum Tankers Parent LLC/AP Tankers Co., 10.250%, 05/01/15	390
1,700	Bluewater Holding B.V., (Netherlands), VAR, 3.275%, 07/17/14 (e)	1,411
490	CMA CGM S.A., (France), 8.500%, 04/15/17 (e)	446
832	General Maritime Corp., 12.000%, 11/15/17	732
300	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17 (e)	307
1,250	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	1,340
750	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	754

		5,380

	Road & Rail — 0.5%
1,300	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18	1,427
643	Burlington Northern and Santa Fe Railway Co. 2000 Pass-Through Trust, 7.908%, 01/15/20	749
	Burlington Northern Santa Fe LLC,
220	5.650%, 05/01/17	251
1,150	6.700%, 08/01/28	1,314
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	201
280	9.450%, 08/01/21	389
1,075	CSX Corp., 7.375%, 02/01/19	1,324
800	Erac USA Finance Co., 6.700%, 06/01/34 (e)	873
250	Erac USA Finance LLC, 6.375%, 10/15/17 (e)	289
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
170	6.125%, 06/15/21 (e)	171
375	6.625%, 12/15/20 (e)	392
595	Norfolk Southern Corp., 6.000%, 05/23/11	603
1,683	RailAmerica, Inc., 9.250%, 07/01/17	1,864
576	Ryder System, Inc., 3.600%, 03/01/16	594
390	Union Pacific Corp., 7.000%, 02/01/16	465
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	321

		11,227

	Transportation Services — 0.0% (g)
750	Wabtec Corp., 6.875%, 07/31/13	804

	Total Industrials	79,561

Information Technology — 1.4%
	Communications Equipment — 0.1%
540	Brightstar Corp., 9.500%, 12/01/16 (e)	578
	Cisco Systems, Inc.,

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Communications Equipment — Continued
500	5.500%, 01/15/40	512
375	5.900%, 02/15/39	405
135	Nokia OYJ, (Finland), 5.375%, 05/15/19	142

		1,637

	Computers & Peripherals — 0.4%
	Dell, Inc.,
981	3.100%, 04/01/16	1,004
1,000	7.100%, 04/15/28	1,180
	Hewlett-Packard Co.,
80	2.950%, 08/15/12	82
1,113	4.300%, 06/01/21	1,122
500	5.400%, 03/01/17	570
250	5.500%, 03/01/18	282
	International Business Machines Corp.,
770	5.875%, 11/29/32	880
650	7.000%, 10/30/25	824
	Seagate HDD Cayman, (Cayman Islands),
230	6.875%, 05/01/20 (e)	232
2,000	7.750%, 12/15/18 (e)	2,105
1,000	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	1,065

		9,346

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	269
769	6.875%, 07/01/13	841
100	7.500%, 01/15/27	111
50	Intcomex, Inc., 13.250%, 12/15/14	52
750	Sanmina-SCI Corp., VAR, 3.059%, 06/15/14 (e)	746

		2,019

	Internet Software & Services — 0.0% (g)
225	Equinix, Inc., 8.125%, 03/01/18	243

	IT Services — 0.4%
	Fidelity National Information Services, Inc.,
106	7.625%, 07/15/17	117
831	7.875%, 07/15/20	916
	First Data Corp.,
600	8.875%, 08/15/20 (e)	651
670	12.625%, 01/15/21 (e)	729
900	HP Enterprise Services LLC, 6.000%, 08/01/13	994
875	iGate Corp., 9.000%, 05/01/16 (e)	899
3,860	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	3,638

		7,944

	Semiconductors & Semiconductor Equipment — 0.2%
	Advanced Micro Devices, Inc.,
500	7.750%, 08/01/20	525
415	8.125%, 12/15/17	439
1,280	Amkor Technology, Inc., 7.375%, 05/01/18	1,334
310	MEMC Electronic Materials, Inc., 7.750%, 04/01/19 (e)	318
475	National Semiconductor Corp., 6.600%, 06/15/17	568
326	NXP B.V./NXP Funding LLC, (Netherlands), VAR, 3.028%, 10/15/13	324
150	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	163
1,400	Texas Instruments, Inc., 2.375%, 05/16/16	1,402

		5,073

	Software — 0.2%
115	Intuit, Inc., 5.750%, 03/15/17	131
595	Microsoft Corp., 4.500%, 10/01/40	553
	Oracle Corp.,
1,000	5.250%, 01/15/16	1,133
241	5.375%, 07/15/40 (e)	248
1,030	6.500%, 04/15/38	1,218

		3,283

	Total Information Technology	29,545

Materials — 3.1%
	Chemicals — 0.6%
275	Celanese US Holdings LLC, 6.625%, 10/15/18	290
	CF Industries, Inc.,
300	6.875%, 05/01/18	345
340	7.125%, 05/01/20	398
360	Chemtura Corp., 7.875%, 09/01/18 (e)	391
242	Dow Chemical Co. (The), 4.250%, 11/15/20	239
	EI du Pont de Nemours & Co.,
721	1.950%, 01/15/16	714
410	3.250%, 01/15/15	434
1,175	4.900%, 01/15/41	1,150
130	5.000%, 07/15/13	141
	Lyondell Chemical Co.,
505	8.000%, 11/01/17 (e)	568
1,537	11.000%, 05/01/18	1,731
525	Monsanto Co., 7.375%, 08/15/12	564
775	PolyOne Corp., 7.375%, 09/15/20	830
450	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	479
200	PPG Industries, Inc., 9.000%, 05/01/21	265
	Praxair, Inc.,
1,535	4.625%, 03/30/15	1,697

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Chemicals — Continued
375	5.200%, 03/15/17	427
650	5.250%, 11/15/14	732
200	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	233
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,451

		13,079

	Construction Materials — 0.0% (g)
75	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	79

	Containers & Packaging — 0.5%
900	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	961
	Ball Corp.,
1,465	5.750%, 05/15/21	1,472
1,500	6.750%, 09/15/20	1,596
125	7.125%, 09/01/16	137
125	7.375%, 09/01/19	136
220	Berry Plastics Corp., 8.250%, 11/15/15	236
2,000	Constar International, Inc., VAR, 0.000%, 02/15/12 (d)	880
600	Graphic Packaging International, Inc., 7.875%, 10/01/18	654
376	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	392
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	6.875%, 02/15/21 (e)	1,031
675	7.125%, 04/15/19 (e)	702
700	7.750%, 10/15/16 (e)	749
500	Sealed Air Corp., 7.875%, 06/15/17	563
700	Silgan Holdings, Inc., 7.250%, 08/15/16	749
900	Solo Cup Co., 10.500%, 11/01/13	938

		11,196

	Metals & Mining — 0.7%
375	AK Steel Corp., 7.625%, 05/15/20	390
	Alpha Natural Resources, Inc.,
475	6.000%, 06/01/19	478
475	6.250%, 06/01/21	483
106	Arch Western Finance LLC, 6.750%, 07/01/13	106
	BHP Billiton Finance USA Ltd., (Australia),
570	4.800%, 04/15/13	611
575	5.400%, 03/29/17	660
1,110	5.500%, 04/01/14	1,239
120	6.500%, 04/01/19	145
230	Corp. Nacional del Cobre de Chile, (Chile), Reg. S., 7.500%, 01/15/19	283
1,500	Edgen Murray Corp., 12.250%, 01/15/15	1,538
150	FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e)	156
475	Novelis, Inc., (Canada), 8.750%, 12/15/20	525
1,510	Nucor Corp., 6.400%, 12/01/37	1,794
450	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	483
538	Rio Tinto Finance USA Ltd., (Australia), 3.500%, 11/02/20	517
270	Severstal Columbus LLC, 10.250%, 02/15/18	300
	Steel Dynamics, Inc.,
1,500	6.750%, 04/01/15	1,545
10	7.750%, 04/15/16	11
	United States Steel Corp.,
474	6.050%, 06/01/17	478
280	7.000%, 02/01/18	292
1,500	7.375%, 04/01/20	1,571
982	Wolverine Tube, Inc., 15.000%, 03/31/12 (d)	491

		14,096

	Paper & Forest Products — 1.3%
900	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	991
	Abitibi-Consolidated Co. of Canada, (Canada),
14,926	6.000%, 06/20/13 (d)	131
7,648	8.375%, 04/01/15 (d)	67
	Abitibi-Consolidated, Inc., (Canada),
1,199	7.500%, 04/01/28 (d)	10
1,999	7.750%, 06/15/11 (d)	18
730	8.850%, 08/01/30 (d)	6
2,300	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	2,438
1,000	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	1,080
	Cascades, Inc., (Canada),
1,100	7.750%, 12/15/17	1,166
400	7.875%, 01/15/20	422
700	Clearwater Paper Corp., 7.125%, 11/01/18 (e)	728
	Domtar Corp.,
126	7.125%, 08/15/15	139
950	10.750%, 06/01/17	1,221
	Georgia-Pacific LLC,
1,000	5.400%, 11/01/20 (e)	1,040
875	7.125%, 01/15/17 (e)	930

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Paper & Forest Products — Continued
1,200	7.750%, 11/15/29	1,399
400	8.250%, 05/01/16 (e)	454
1,154	Jefferson Smurfit Corp., 8.250%, 10/01/12 (d) (f) (i)	29
	NewPage Corp.,
3,250	10.000%, 05/01/12	1,369
5,150	11.375%, 12/31/14	4,970
	P.H. Glatfelter Co.,
2,000	7.125%, 05/01/16	2,062
1,000	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	1,153
1,650	Potlatch Corp., 7.500%, 11/01/19	1,753
300	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e)	304
	Smurfit-Stone Container Enterprises, Inc.,
1,640	8.000%, 03/15/17 (d) (f) (i)	41
2,656	8.375%, 07/01/12 (d) (f) (i)	66
675	Verso Paper Holdings LLC/Verso Paper, Inc., 11.500%, 07/01/14	732
	Weyerhaeuser Co.,
350	7.375%, 10/01/19	407
750	7.375%, 03/15/32	837

		25,963

	Total Materials	64,413

Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.3%
31	AT&T Corp., 8.000%, 11/15/31	41
	AT&T, Inc.,
1,030	5.350%, 09/01/40	982
220	5.600%, 05/15/18	248
465	5.800%, 02/15/19	528
1,500	6.300%, 01/15/38	1,604
	BellSouth Corp.,
2,090	5.200%, 09/15/14	2,319
100	6.875%, 10/15/31	116
	BellSouth Telecommunications, Inc.,
451	6.300%, 12/15/15	483
330	7.000%, 12/01/95	361
	Cincinnati Bell, Inc.,
800	8.250%, 10/15/17	815
145	8.750%, 03/15/18	140
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	120
1,000	8.750%, 06/15/30	1,368
	Frontier Communications Corp.,
785	7.125%, 03/15/19	812
1,165	8.125%, 10/01/18	1,280
15	8.250%, 04/15/17	16
215	8.500%, 04/15/20	236
15	8.750%, 04/15/22	16
800	GTE Corp., 6.840%, 04/15/18	943
2,750	Level 3 Communications, Inc., 11.875%, 02/01/19 (e)	3,046
	Qwest Communications International, Inc.,
1,000	7.125%, 04/01/18	1,084
90	8.000%, 10/01/15	98
1,000	Qwest Corp., 6.500%, 06/01/17	1,112
	Telecom Italia Capital S.A., (Luxembourg),
562	5.250%, 11/15/13	599
190	7.721%, 06/04/38	203
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	143
600	5.855%, 02/04/13	642
80	5.877%, 07/15/19	86
480	TELUS Corp., (Canada), 8.000%, 06/01/11	480
	Verizon Communications, Inc.,
585	6.900%, 04/15/38	684
75	7.350%, 04/01/39	93
	Verizon Global Funding Corp.,
820	7.750%, 12/01/30	1,039
290	7.750%, 06/15/32	367
2,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	2,481
1,500	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/21 (e)	1,569
	Windstream Corp.,
800	7.750%, 10/01/21	866
525	8.125%, 08/01/13	576
125	8.125%, 09/01/18	137

		27,733

	Wireless Telecommunication Services — 0.6%
450	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	494
144	Cricket Communications, Inc., 7.750%, 05/15/16	153
1,260	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,281
75	MetroPCS Wireless, Inc., 7.875%, 09/01/18	81
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,767
	NII Capital Corp.,
365	8.875%, 12/15/19	404
185	10.000%, 08/15/16	213
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	286

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Wireless Telecommunication Services — Continued
	SBA Telecommunications, Inc.,
1,050	8.000%, 08/15/16	1,140
500	8.250%, 08/15/19	551
800	Sprint Capital Corp., 8.750%, 03/15/32	883
125	Sprint Nextel Corp., 8.375%, 08/15/17	141
900	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	951
870	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	962
	Wind Acquisition Finance S.A., (Luxembourg),
775	7.250%, 02/15/18 (e)	823
275	11.750%, 07/15/17 (e)	320

		11,450

	Total Telecommunication Services	39,183

Utilities — 2.7%
	Electric Utilities — 1.7%
	AES Eastern Energy LP,
514	9.000%, 01/02/17	349
2,000	9.670%, 01/02/29	1,430
891	Alabama Power Co., 6.125%, 05/15/38	1,019
	Carolina Power & Light Co.,
90	5.300%, 01/15/19	101
500	6.300%, 04/01/38	589
1,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,111
100	Centrais Eletricas Brasileiras S.A., (Brazil), 6.875%, 07/30/19 (e)	113
300	Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	318
925	Consumers Energy Co., 6.700%, 09/15/19	1,121
80	Dubai Electricity & Water Authority, (United Arab Emirates), 8.500%, 04/22/15 (e)	89
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	816
200	5.250%, 01/15/18	224
500	5.625%, 11/30/12	534
1,100	6.050%, 04/15/38	1,251
500	6.250%, 01/15/12	518
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	280
1,200	Enel Finance International N.V., (Luxembourg), 5.125%, 10/07/19 (e)	1,252
115	Florida Power Corp., 5.650%, 06/15/18	132
	Georgia Power Co.,
562	5.250%, 12/15/15	635
140	5.950%, 02/01/39	155
2,000	Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	2,245
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,066
860	MidAmerican Energy Co., 5.300%, 03/15/18	961
	Nevada Power Co.,
446	5.375%, 09/15/40	450
600	7.125%, 03/15/19	729
	NextEra Energy Capital Holdings, Inc.,
275	5.350%, 06/15/13	295
265	7.875%, 12/15/15	320
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	324
	Nisource Finance Corp.,
1,470	6.400%, 03/15/18	1,686
150	6.800%, 01/15/19	176
	Northern States Power Co.,
173	5.350%, 11/01/39	183
765	6.250%, 06/01/36	906
1,010	Pacific Gas & Electric Co., 5.625%, 11/30/17	1,150
	Pacificorp,
1,900	5.750%, 04/01/37	2,072
250	7.240%, 08/16/23	303
	Peco Energy Co.,
1,880	5.350%, 03/01/18	2,105
500	5.950%, 11/01/11	511
360	Potomac Electric Power Co., 6.500%, 11/15/37	432
50	Progress Energy, Inc., 6.050%, 03/15/14	56
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,186
	Public Service Co. of Colorado,
198	3.200%, 11/15/20	190
35	6.500%, 08/01/38	43
1,050	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,203
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	95
1,100	6.625%, 11/15/37	1,254
	Public Service Electric & Gas Co.,
350	2.700%, 05/01/15	358
155	5.300%, 05/01/18	175
416	5.375%, 11/01/39	433
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	231

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Electric Utilities — Continued
	500	6.000%, 06/01/39	577
		Southern California Edison Co.,
	450	5.550%, 01/15/37	482
	285	5.950%, 02/01/38	321
	145	Spectra Energy Capital LLC, 7.500%, 09/15/38	177
	120	Union Electric Co., 8.450%, 03/15/39	172
		Virginia Electric and Power Co.,
	235	6.350%, 11/30/37	275
	670	8.875%, 11/15/38	1,015

			36,194

		Gas Utilities — 0.3%
	250	ANR Pipeline Co., 9.625%, 11/01/21	356
	600	Atmos Energy Corp., 5.125%, 01/15/13	635
	570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	645
	155	EQT Corp., 8.125%, 06/01/19	191
	325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (e)	325
	770	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	774
		TransCanada PipeLines Ltd., (Canada),
	1,505	4.000%, 06/15/13	1,589
	1,000	6.200%, 10/15/37	1,114

			5,629

		Independent Power Producers & Energy Traders — 0.6%
	1,700	Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	1,853
		Dynegy Holdings, Inc.,
	105	7.625%, 10/15/26	72
	4,770	7.750%, 06/01/19	3,482
	750	Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	692
		Edison Mission Energy,
	2,000	7.000%, 05/15/17	1,655
	800	7.200%, 05/15/19	648
	500	7.750%, 06/15/16	454
	267	FPL Energy National Wind, 6.125%, 03/25/19 (e)	260
	327	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	308
	157	Homer City Funding LLC, 8.137%, 10/01/19	146
	789	Midwest Generation LLC, 8.560%, 01/02/16	824
	2,012	Mirant Mid Atlantic LLC, 9.125%, 06/30/17	2,209
	130	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 06/01/16 (e)	146
	363	Ormat Funding Corp., 8.250%, 12/30/20	357
	235	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	150

			13,256

		Multi-Utilities — 0.1%
	400	Dominion Resources, Inc., 7.000%, 06/15/38	490
	160	DTE Energy Co., 7.625%, 05/15/14	185
		Sempra Energy,
	255	6.150%, 06/15/18	293
	75	6.500%, 06/01/16	88
	220	8.900%, 11/15/13	255
	420	9.800%, 02/15/19	568

			1,879

		Water Utilities — 0.0% (g)
	925	American Water Capital Corp., 6.085%, 10/15/17	1,069

		Total Utilities	58,027

		Total Corporate Bonds (Cost $736,946)	777,387

	Foreign Government Securities — 1.6%
	100	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	111
BRL	770	Brazil Notas do Tesouro Nacional Serie F, (Brazil), 10.000%, 01/01/17	462
	100	Citigroup Funding, Inc., CLN, 10.993%, 07/27/20 (linked to Republic of Colombia, 10.993%, 07/27/20; credit rating BBB+) (e) (f) (i)	99
	150	Citigroup Funding, Inc., CLN, 11.000%, 07/24/20 (linked to Colombian Government Bond, 11.000%, 07/24/20; credit rating BBB+), (Colombia) (f) (i)	151
	270	Citigroup Funding, Inc., CLN, 11.000%, 07/27/20 (linked to Republic of Colombia, 11.000%, 07/27/20; credit rating BBB+) (e) (f) (i)	270

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
	220	Citigroup Funding, Inc., CLN, 13.300%, 10/02/13 (linked to Republic of Ghana, 13.300%, 10/02/13; credit rating BBB+) (e) (f) (i)	214
	100	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+), (Indonesia) (e) (f) (i)	107
	130	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B), (Ghana) (e) (f) (i)	130
	60	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, (Ukraine), 7.650%, 09/07/11	61
	280	Deutsche Bank AG, CLN, 10.250%, 07/15/17 (linked to xxx Government Bond, 10.250%; credit rating xxx), (Germany), 10.250%, 07/15/27 (f) (i)	392
	100	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/22/13 (linked to Indonesia Government Bond, 14.275%, 12/22/13; credit rating BB+), (Indonesia) (e) (f) (i)	146
		Federal Republic of Brazil, (Brazil),
	70	7.125%, 01/20/37	85
	191	8.000%, 01/15/18	229
	400	8.250%, 01/20/34	543
	90	8.750%, 02/04/25	126
	170	8.875%, 04/15/24	239
	380	11.000%, 08/17/40	519
	299	12.250%, 03/06/30	538
BRL	265	12.500%, 01/05/22	206
	339	Government of Dominican Republic, (Dominican Republic), Reg. S., 9.040%, 01/23/18	385
		Government of Ukraine, (Ukraine),
	370	6.580%, 11/21/16 (e)	374
	335	Reg. S., 7.750%, 09/23/20	343
	108	IIRSA Norte Finance Ltd., (Peru), Reg. S., 8.750%, 05/30/24	120
	590	Petroleos de Venezuela S.A., (Venezuela), 5.375%, 04/12/27	280
	200	Province of Manitoba, (Canada), 2.125%, 04/22/13	205
	655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	910
		Province of Ontario, (Canada),
	780	2.700%, 06/16/15	812
	1,635	2.950%, 02/05/15	1,720
	300	Province of Quebec, (Canada), 6.350%, 01/30/26	376
		Republic of Argentina, (Argentina),
ARS	666	VAR, 0.630%, 12/31/38	98
	50	SUB, 2.500%, 12/31/38	22
	454	SUB, 2.500%, 12/31/38	194
	110	8.280%, 12/31/33	96
	865	8.750%, 06/02/17	895
		Republic of Belarus, (Belarus),
	620	8.750%, 08/03/15	549
	190	8.950%, 01/26/18	164
		Republic of Colombia, (Colombia),
COP	189,000	7.750%, 04/14/21	123
	240	8.125%, 05/21/24	315
	270	10.375%, 01/28/33	408
		Republic of Croatia, (Croatia),
	200	6.375%, 03/24/21 (e)	207
	190	Reg. S., 6.625%, 07/14/20	201
	200	Republic of Ecuador, (Ecuador), 9.375%, 12/15/15	198
		Republic of El Salvador, (El Salvador),
	130	Reg. S., 7.375%, 12/01/19	143
	180	Reg. S., 7.650%, 06/15/35	186
	140	Reg. S., 8.250%, 04/10/32	156
	110	Republic of Ghana, (Ghana), Reg. S., 8.500%, 10/04/17	123
		Republic of Hungary, (Hungary),
	401	6.250%, 01/29/20	425
	120	6.375%, 03/29/21	125
	540	7.625%, 03/29/41	585
		Republic of Indonesia, (Indonesia),
	200	Reg. S., 5.875%, 03/13/20	219
	355	Reg. S., 6.750%, 03/10/14	394
	50	Reg. S., 7.750%, 01/17/38	62
	340	Reg. S., 8.500%, 10/12/35	454
	350	11.625%, 03/04/19 (e)	511
	250	Republic of Iraq, (Iraq), Reg. S., 5.800%, 01/15/28	230
	320	Republic of Ivory Coast, (Ivory Coast), Reg. S., VAR, 0.000%, 12/31/32	170
		Republic of Lithuania, (Lithuania),
	650	5.125%, 09/14/17 (e)	672
	130	Reg. S., 5.125%, 09/14/17	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — Continued
	160		Reg. S., 6.750%, 01/15/15	178
	200		Republic of Nigeria, (Nigeria), Reg. S., 6.750%, 01/28/21	207
	170		Republic of Pakistan, (Pakistan), Reg. S., 7.125%, 03/31/16	150
			Republic of Panama, (Panama),
	280		7.250%, 03/15/15	328
	90		8.875%, 09/30/27	126
	460		9.375%, 04/01/29	676
			Republic of Peru, (Peru),
PEN	772		Reg. S., 6.950%, 08/12/31	268
	330		7.350%, 07/21/25	399
	60		8.375%, 05/03/16	74
	218		8.750%, 11/21/33	296
	88		9.875%, 02/06/15	109
			Republic of Philippines, (Philippines),
	170		4.000%, 01/15/21	165
	270		7.750%, 01/14/31	332
	100		9.500%, 02/02/30	143
	470		10.625%, 03/16/25	706
	90		Republic of Serbia, (Serbia), Reg. S., SUB, 6.750%, 11/01/24	91
			Republic of South Africa, (South Africa),
	100		5.500%, 03/09/20	109
	490		5.500%, 03/09/20	534
	125		6.875%, 05/27/19	149
ZAR	1,515		10.500%, 12/21/26	260
	470		Republic of Sri Lanka, (Sri Lanka), 6.250%, 10/04/20 (e)	470
			Republic of Turkey, (Turkey),
	500		6.750%, 04/03/18	569
	395		7.250%, 03/15/15	451
	637		7.250%, 03/05/38	733
	100		7.500%, 07/14/17	117
	110		7.500%, 11/07/19	131
			Republic of Uruguay, (Uruguay),
UYU	584		4.763%, 06/26/37	43
UYU	3,000		5.781%, 04/05/27	246
	300		7.625%, 03/21/36	370
			Republic of Venezuela, (Venezuela),
	639		Reg. S., 5.750%, 02/26/16	474
	525		Reg. S., 6.000%, 12/09/20	311
	345		Reg. S., 7.750%, 10/13/19	236
	533		Reg. S., 9.000%, 05/07/23	362
	255		Reg. S., 12.750%, 08/23/22	218
			Russian Federation, (Russia),
	2,136		Reg. S., SUB, 7.500%, 03/31/30	2,517
	130		Reg. S., 12.750%, 06/24/28	231
			United Mexican States, (Mexico),
	640		5.625%, 01/15/17	719
	200		5.875%, 02/17/14	221
	498		5.950%, 03/19/19	569
	260		6.050%, 01/11/40	276
MXN	5,500		10.000%, 12/05/24	597
MXN	1,100		10.000%, 11/20/36	119

			Total Foreign Government Securities (Cost $32,846)	33,493

	Mortgage Pass-Through Securities — 4.9%
			Federal Home Loan Mortgage Corp.,
	424		ARM, 2.790%, 03/01/36	448
	840		ARM, 3.376%, 03/01/36	882
	137		ARM, 5.938%, 05/01/37	145
	766		ARM, 6.007%, 10/01/37	817
	365		ARM, 6.205%, 10/01/36	384
	198		ARM, 6.247%, 08/01/36	206
			Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
	1,975		4.000%, 08/01/18 - 05/01/19	2,086
	1,017		4.500%, 10/01/18	1,082
	124		5.000%, 05/01/18	134
	828		5.500%, 01/01/21	905
	812		6.000%, 11/01/21	889
	504		6.500%, 07/01/14	534
	96		7.500%, 01/01/17	106
			Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
	1,594		6.500%, 11/01/22 - 03/01/26	1,797
	422		7.000%, 01/01/27	485
			Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
	487		4.000%, 09/01/33	495
	170		6.000%, 02/01/29	189
	1,211		6.500%, 01/01/24 - 11/01/36	1,370
			7.000%, 09/01/24 - 10/01/36
	1,292		(m)	1,485
	149		7.500%, 10/01/19 - 02/01/27	168
	158		8.000%, 08/01/27 - 03/01/30	187
			Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
	2,728		7.500%, 01/01/32 - 12/01/36	3,182
	628		10.000%, 10/01/30	747
			Federal Home Loan Mortgage Corp. Gold Pools, Other,
	174		7.000%, 12/01/14 - 03/01/16	187
			Federal Home Loan Mortgage Corp., 30 Year, Single Family,
	5		7.500%, 02/01/17	5
	8		12.000%, 08/01/15 - 07/01/19	9
	–	(h)	13.000%, 06/01/14	—	(h)
			Federal National Mortgage Association,

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
236		ARM, 2.436%, 01/01/34	246
354		ARM, 2.470%, 05/01/35	372
25		ARM, 2.750%, 10/01/33	25
752		ARM, 4.448%, 04/01/37	793
126		ARM, 5.076%, 04/01/37	134
1,455		ARM, 5.629%, 01/01/23	1,576
560		ARM, 5.660%, 03/01/37	595
393		ARM, 5.749%, 07/01/37	419
482		ARM, 6.000%, 02/01/37	517
196		ARM, 6.109%, 07/01/37	209
		Federal National Mortgage Association, 15 Year, Single Family,
6,062		3.500%, 09/01/18 - 07/01/19	6,337
3,848		4.000%, 07/01/18 - 12/01/18	4,074
442		4.500%, 07/01/18	473
2,381		5.000%, 05/01/18 - 11/01/18	2,575
1,269		5.500%, 08/01/17 - 07/01/20	1,379
2,373		6.000%, 01/01/14 - 08/01/22	2,599
66		6.500%, 05/01/13	68
–	(h)	7.000%, 03/01/15	—	(h)
3		7.500%, 02/01/12	4
24		8.000%, 01/01/16	24
1		8.500%, 11/01/11	1
		Federal National Mortgage Association, 20 Year, Single Family,
1,957		3.500%, 12/01/30	1,960
2,333		6.000%, 04/01/24 - 08/01/27	2,572
1,022		6.500%, 11/01/18	1,130
331		Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	361
		Federal National Mortgage Association, 30 Year, Single Family,
531		5.500%, 12/01/28 - 07/01/29	582
2,002		6.000%, 04/01/35 - 08/01/37	2,222
4,055		6.500%, 04/01/28 - 10/01/38	4,588
2,179		7.000%, 03/01/28 - 04/01/37	2,508
908		7.500%, 09/01/25 - 11/01/38	1,049
–	(h)	8.000%, 08/01/22	—	(h)
72		8.500%, 10/01/25 - 12/01/25	85
5		9.000%, 01/01/19 - 04/01/25	6
24		12.500%, 01/01/16	25
		Federal National Mortgage Association, Other,
1,900		2.490%, 10/01/17	1,863
1,750		3.370%, 11/01/20	1,735
1,575		3.590%, 10/01/20	1,585
1,657		3.810%, 01/01/19	1,720
2,471		4.369%, 02/01/20	2,627
3,000		4.400%, 02/01/20	3,194
1,994		4.640%, 01/01/21	2,132
1,661		5.000%, 12/01/32 - 08/01/33	1,771
1,003		5.500%, 09/01/17	1,084
505		6.500%, 04/01/36 - 07/01/36	571
		Government National Mortgage Association II, 30 Year, Single Family,
10,853		6.000%, 11/20/32 - 09/20/36	12,060
20		6.500%, 02/20/29	23
7,465		7.000%, 06/20/32 - 01/20/39	8,632
774		7.500%, 08/20/25 - 05/20/32	888
1,208		8.000%, 08/20/26 - 09/20/31	1,435
1,224		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,359
		Government National Mortgage Association, 30 Year, Single Family,
480		6.500%, 02/15/28 - 10/15/29	546
166		7.000%, 01/15/23 - 02/15/28	192
141		7.250%, 07/15/21 - 01/15/28	164
80		7.500%, 10/15/22 - 09/15/29	90
7		7.750%, 02/15/27	8
4		8.500%, 11/15/25	5
125		9.000%, 04/15/16 - 01/15/25	144
5		10.000%, 11/15/20	5
2		13.000%, 01/15/15	2

		Total Mortgage Pass-Through Securities (Cost $97,449)	102,267

Municipal Bonds — 0.5%
		California — 0.1%
1,000		Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	1,078

		Illinois — 0.1%
780		Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	782
1,960		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,725

			2,507

		New York — 0.2%
900		New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	954
		New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560		Series H, Rev., 5.289%, 03/15/33	568
1,165		Series H, Rev., 5.389%, 03/15/40	1,156
1,450		Port Authority of New York & New Jersey, Rev., 5.647%, 11/01/40	1,507

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Municipal Bonds — Continued
		4,185

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,201

	Oklahoma — 0.0% (g)
900	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	977

	Washington — 0.0% (g)
900	City of Seattle, Light & Power Imrovement, Series A, Rev., 5.250%, 02/01/33	965

	Total Municipal Bonds (Cost $10,556)	10,913

Supranational — 0.0% (g)
330	Eurasian Development Bank, (Kazakhstan), Reg. S., 7.375%, 09/29/14 (Cost $342)	364

U.S. Government Agency Securities — 1.0%
1,500	Federal Home Loan Bank System, 1.750%, 12/14/12	1,530
	Federal Home Loan Mortgage Corp.,
915	2.500%, 04/23/14	956
635	5.250%, 04/18/16	736
385	6.750%, 09/15/29	504
	Federal National Mortgage Association,
7,360	Zero Coupon, 06/01/17	6,304
825	5.000%, 05/11/17	950
1,500	5.625%, 07/15/37	1,734
1,000	8.200%, 03/10/16	1,288
1,000	Federal National Mortgage Association Interest Strip,11/15/21	659
	Financing Corp. Fico,
1,285	Zero Coupon, 04/05/19	1,009
500	Zero Coupon, 09/26/19	383
426	New Valley Generation II, 5.572%, 05/01/20	460
669	New Valley Generation III, 4.929%, 01/15/21	701
2,870	Residual Funding Corp., Principal Strip, Zero Coupon, 07/15/20	2,108
	Tennessee Valley Authority,
902	4.625%, 09/15/60	874
869	5.250%, 09/15/39	949
500	Tennessee Valley Authority Principal Strip, Zero Coupon, 11/01/25	257

	Total U.S. Government Agency Securities (Cost $20,274)	21,402

U.S. Treasury Obligations — 17.4%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	75
555	4.375%, 02/15/38	574
5,000	4.500%, 02/15/36	5,295
3,890	4.500%, 05/15/38	4,099
2,500	5.250%, 02/15/29	2,948
1,000	5.500%, 08/15/28	1,212
2,340	6.000%, 02/15/26	2,964
5,000	6.250%, 08/15/23	6,436
4,250	6.375%, 08/15/27	5,611
7,600	7.125%, 02/15/23	10,430
7,200	7.250%, 08/15/22	9,945
20,000	7.500%, 11/15/16	25,925
4,800	7.500%, 11/15/24	6,870
2,625	7.875%, 02/15/21	3,722
1,937	8.125%, 08/15/19	2,733
13,600	8.125%, 05/15/21	19,641
10,000	8.125%, 08/15/21	14,485
5,000	8.500%, 02/15/20	7,251
3,500	8.750%, 05/15/17	4,836
6,000	8.750%, 08/15/20	8,881
24,560	8.875%, 08/15/17 (m)	34,361
2,834	8.875%, 02/15/19	4,116
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	1,817
	U.S. Treasury Notes,
50	1.000%, 08/31/11	50
90	1.000%, 10/31/11	90
4,000	1.375%, 09/15/12	4,057
6,625	1.375%, 10/15/12	6,723
5,275	1.375%, 11/15/12	5,357
10,000	1.875%, 06/15/12	10,170
225	2.250%, 05/31/14	235
335	2.250%, 01/31/15	349
11,000	2.250%, 11/30/17	11,019
100	2.375%, 03/31/16	104
2,780	2.625%, 02/29/16	2,915
130	2.625%, 04/30/16	136
12,290	2.750%, 05/31/17	12,781
7,115	2.875%, 03/31/18	7,366
1,000	3.125%, 10/31/16	1,067
10,654	3.125%, 05/15/19	11,056
2,250	3.250%, 03/31/17	2,407
7,860	4.750%, 08/15/17	9,083
	U.S. Treasury STRIPS,
308	05/15/14	301
2,000	11/15/14	1,929
2,425	11/15/15	2,268
6,980	05/15/16	6,400
6,916	02/15/17	6,145
18,239	08/15/17	15,863
19,170	11/15/17	16,491
6,000	02/15/18	5,104

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — Continued
1,606		08/15/18	1,335
185		08/15/19	146
5,185		11/15/20	3,820
22,000		11/15/21	15,342
5,000		08/15/22	3,346
5,000		11/15/22	3,298
4,000		08/15/24	2,392
5,000		11/15/24	2,947
2,900		02/15/25	1,684
2,550		02/15/27	1,326
8,000		11/15/27	4,002
2,615		02/15/28	1,292

		Total U.S. Treasury Obligations (Cost $350,659)	364,623

SHARES
Common Stocks — 0.8%
Consumer Discretionary — 0.3%
		Automobiles — 0.1%
70		General Motors Co. (a)	2,228

		Leisure Equipment & Products — 0.0% (g)
31		True Temper Holdings Corp., Inc. (a) (f) (i)	284

		Media — 0.2%
56		Charter Communications, Inc., Class A (a)	3,139

		Total Consumer Discretionary	5,651

Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
40		Eurofresh, Inc., ADR (a) (f) (i)	32

Industrials — 0.0% (g)
		Airlines — 0.0% (g)
2		Delta Air Lines, Inc. (a)	17

		Commercial Services & Supplies — 0.0% (g)
3		Quad/Graphics, Inc.	119

		Total Industrials	136

Information Technology — 0.1%
		Semiconductors & Semiconductor Equipment — 0.1%
87		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg) (a) (f) (i)	905

Materials — 0.4%
		Chemicals — 0.1%
30		LyondellBasell Industries N.V., (Netherlands), Class A	1,295

		Construction Materials — 0.1%
264		U.S. Concrete, Inc. (a)	2,534

		Containers & Packaging — 0.0% (g)
–	(h)	Rock-Tenn Co., Class A	—	(h)

		Paper & Forest Products — 0.2%
201		AbitibiBowater, Inc., (Canada) (a)	4,990

		Total Materials	8,819

Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
4		AboveNet, Inc.	348
–	(h)	XO Holdings, Inc. (a)	—	(h)

			348
		Wireless Telecommunication Services — 0.0% (g)
–	(h)	Sprint Nextel Corp. (a)	—	(h)

		Total Telecommunication Services	348

Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
1		NRG Energy, Inc. (a)	25

		Total Common Stocks (Cost $15,323)	15,916

Preferred Stocks — 0.6%
Consumer Discretionary — 0.2%
		Automobiles — 0.1%
35		General Motors Co., 4.750%, 12/01/13	1,753

		Household Durables — 0.1%
153		M/I Homes, Inc., Series A, 9.750%, 03/15/12 (a) (x)	2,727

		Total Consumer Discretionary	4,480

Consumer Staples — 0.0% (g)
		Food Products — 0.0% (g)
–	(h)	Eurofresh, Inc., ADR (a) (f) (i)	56

Financials — 0.3%
		Commercial Banks — 0.1%
20		CoBank ACB, 7.000%, 07/05/11 (e) (x)	985
10		CoBank ACB, Series C, 11.000%, 07/01/13 (e) (x)	570
15		CoBank ACB, Series D, 11.000%, 10/01/14 (x)	857

			2,412

		Consumer Finance — 0.2%
3		Ally Financial, Inc., 7.000%, 12/31/11 (e) (x)	3,068
14		Citigroup Capital XIII, VAR, 7.875%, 10/30/40	402

			3,470

		Total Financials	5,882

Health Care — 0.1%
		Health Care Providers & Services — 0.1%
42		Carraige Services Capital Trust, 7.000%, 06/01/29	1,511

		Total Preferred Stocks (Cost $11,692)	11,929

PRINCIPAL AMOUNT
Loan Participations & Assignments — 3.0%
Consumer Discretionary — 1.1%

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Automobiles — 0.1%
1,550		Chrysler, Term Loan B, VAR, 6.000%, 05/30/17	1,541
		Ford Motor Co., Tranche B1 Term Loan,
–	(h)	VAR, 2.950%, 12/15/13	—	(h)
–	(h)	VAR, 2.950%, 12/15/13	—	(h)
–	(h)	VAR, 2.950%, 12/15/13	—	(h)

			1,541

		Gaming — 0.3%
2,050		CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	2,079
		Ceasars Entertainment Operating Co., Inc., Term B-2 Loan,
1,239		VAR, 3.194%, 01/28/15	1,149
2,761		VAR, 3.274%, 01/28/15	2,560
		Isle of Capri Casinos, Inc., Term Loan B,
190		VAR, 4.750%, 03/24/17	191
10		VAR, 4.750%, 03/24/17	9

			5,988

		Hotels, Restaurants & Leisure — 0.0% (g)
		Golden Nugget, Inc., Additional Term Advance,
138		VAR, 3.200%, 06/30/14	121
46		VAR, 3.200%, 06/30/14	40
42		VAR, 3.200%, 06/30/14	37
46		VAR, 3.200%, 06/30/14	41
		Golden Nugget, Inc., Term Advance,
250		VAR, 3.200%, 06/30/14	220
228		VAR, 3.200%, 06/30/14	200

			659

		Media — 0.5%
998		Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17	1,001
497		Cengage Learning Acquisitions, Term Loan, VAR, 2.440%, 07/03/14	463
1,633		Clear Channel Communications, Inc., Term Loan B, VAR, 3.841%, 01/29/16	1,431
400		High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	400
1,460		Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	1,461
1,750		Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	1,858
		R.H. Donnelley, Inc., Exit Term Loan,
559		VAR, 9.000%, 10/24/14	416
537		VAR, 9.000%, 10/24/14	399
148		VAR, 9.000%, 10/24/14	110
437		Univision Communications, Inc., Initial Term Loan, VAR, 2.191%, 09/29/14	422
2,709		Vertis, Inc., 1st Lien Term Loan, VAR, 11.750%, 12/20/15	2,545

			10,506

		Specialty Retail — 0.2%
		Claire’s Stores, Term Loan B,
604		VAR, 3.023%, 05/29/14	555
2,880		VAR, 3.057%, 05/29/14	2,649
–	(h)	VAR, 5.000%, 05/29/14	—	(h)
723		Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18	709

			3,913

		Total Consumer Discretionary	22,607

Consumer Staples — 0.1%
		Food Products — 0.0% (g)
		Bolthouse Farms, 1st Lien Term Loan,
141		VAR, 5.500%, 02/11/16	142
1		VAR, 5.750%, 02/11/16	1

			143

		Household Products — 0.1%
		Spectrum Brands, New Term Loan,
331		VAR, 5.000%, 06/01/16	333
64		VAR, 5.000%, 06/01/16	65
331		VAR, 5.000%, 06/01/16	333

			731

		Personal Products — 0.0% (g)
499		NBTY, Inc., Term B-1 Loans, VAR, 4.250%, 10/01/17	498

		Total Consumer Staples	1,372

Energy — 0.1%
		Energy Equipment & Services — 0.0% (g)
275		Equipower Resource Holdings, 1st Lien Term Loan, VAR, 5.750%, 01/26/18	276

		Oil, Gas & Consumable Fuels — 0.1%
232		Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	234
575		MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	575
240		Western Refinancing, Inc., Term Loan B, VAR, 7.500%, 03/15/17	244

			1,053

		Total Energy	1,329

Financials — 0.7%
		Capital Markets — 0.1%
2,214		Pinafore LLC, Term Loan B1, VAR, 4.250%, 09/29/16	2,219

		Diversified Financial Services — 0.5%
350		Baker Corp., VAR, 06/01/18^	351

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Diversified Financial Services— Continued
11,427		Capmark Financial Group, U.S. Term Loan, VAR, 5.250%, 03/23/11 (d)	6,762
850		Capmark Financial Group, Unsecured Bridge Loan, VAR, 5.250%, 03/23/11 (d)	487
		Clarke American Corp., Term Loan B,
563		VAR, 2.691%, 06/30/14	520
410		VAR, 2.691%, 06/30/14	379
340		VAR, 2.807%, 06/30/14	314
882		VAR, 2.807%, 06/30/14	814
769		VAR, 2.807%, 06/30/14	710

			10,337

		Insurance — 0.0% (g)
89		USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/04/14	89

		Real Estate Investment Trusts (REITs) — 0.1%
638		CB Richard Ellis, Delayed Draw Term Loan D, VAR, 1.750%, 09/04/19	634
		I-Star, Term Loan A-1,
835		VAR, 5.000%, 06/28/13	831
796		VAR, 5.000%, 06/28/13	792
290		Tishman Speyer Office, Term
		Loan, VAR, 05/04/12 ^	290

			2,547

		Total Financials	15,192

Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
58		Inventive Health, Term B-1 Loan, VAR, 4.750%, 08/04/16	58
117		Inventive Health, Term B-2 Loan, VAR, 1.625%, 08/04/16	117

			175

		Pharmaceuticals — 0.0% (g)
		Axcan Intermediate Holdings, Inc., Term Loan,
338		VAR, 5.500%, 02/11/17	336
36		VAR, 5.500%, 02/11/17	36

			372

		Total Health Care	547

Industrials — 0.3%
		Air Freight & Logistics — 0.1%
2,000		Ozborn-Hessey Logistics, 2nd Lien Term Loan, VAR, 10.500%, 10/16/16	2,010

		Building Products — 0.1%
290		Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.207%, 02/07/14	247
		Jacuzzi Brands, Inc., 1st Lien Term Loan B,
5		VAR, 2.492%, 02/07/14	4
2,502		VAR, 2.523%, 02/07/14	2,129

			2,380

		Commercial Services & Supplies — 0.0% (g)
424		Cenveo Corp., Term Loan, VAR, 6.250%, 12/21/16	427

		Electrical Equipment — 0.0% (g)
25		Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	25
394		Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17	393
		Generac Power Systems, Term Loan,
–	(h)	VAR, 2.691%, 11/10/13	—	(h)
–	(h)	VAR, 2.805%, 11/10/13	—	(h)

			418

		Machinery — 0.0% (g)
525		Xerium Technologies, Inc,
		VAR, 05/24/17^	527

		Road & Rail — 0.0% (g)
		Swift Transportation Co., Term Loan,
550		VAR, 6.000%, 12/21/16	554
47		VAR, 6.000%, 12/21/16	47

			601

		Trading Companies & Distributors — 0.1%
800		SCH Group, Term Loan, VAR, 04/29/17^	772

		Total Industrials	7,135

Information Technology — 0.2%
		Communications Equipment — 0.0% (g)
399		Syniverse Holdings, Inc., Term Loan B, VAR, 5.250%, 12/22/17	402

		Electronic Equipment, Instruments & Components — 0.0% (g)
300		Sensus USA, Inc., 1st Lien Term Loan, VAR, 4.750%, 05/09/17	301

		Internet Software & Services — 0.0% (g)
		Savvis Communications Corp., Term Loan B,
495		VAR, 6.750%, 08/04/16	499
2		VAR, 6.750%, 08/04/16	2

			501

		IT Services — 0.2%
772		CompuCom Systems, Term Loan, VAR, 3.700%, 08/23/14 (f) (i)	753
		EVERTEC, Inc. Term Loan B1,
28		VAR, 5.500%, 09/30/16	28
28		VAR, 5.500%, 09/30/16	28
869		VAR, 5.500%, 09/30/16	872

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	IT Services — Continued
762	First Data Corp., Initial Tranche B-1, VAR, 2.945%, 09/24/14	712
525	First Data Corp., Initial Tranche B-3, VAR, 2.945%, 09/24/14	490

		2,883

	Semiconductors & Semiconductor Equipment — 0.0% (g)
150	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	150

	Total Information Technology	4,237

Materials — 0.1%
	Chemicals — 0.1%
619	AZ Chem U.S., Inc., Term Loan, VAR, 4.750%, 11/19/16	622
1,417	Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, VAR, 2.557%, 05/15/14	1,411
300	Nexeo Solutions, Term Loan, VAR, 5.000%, 09/08/17	300
	Styron, 1st Lien Term Loan,
1	VAR, 6.000%, 08/02/17	1
537	VAR, 6.000%, 08/02/17	540

		2,874

	Metals & Mining — 0.0% (g)
300	American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	302

	Total Materials	3,176

Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
2,141	Atlantic Broadband, Term Loan B, VAR, 4.000%, 03/08/16	2,147
	Midcontinent Communications, Term Loan B,
1,995	VAR, 4.000%, 12/31/16	2,001
–(h)	VAR, 5.250%, 12/31/16	1

	Total Telecommunication Services	4,149

Utilities — 0.2%
	Independent Power Producers & Energy Traders — 0.2%
	Texas Competitive Electric Holdings Co. LLC, Extended- Term Loan,
1,027	VAR, 4.706%, 10/10/17	813
1,090	VAR, 4.768%, 10/10/17	862
2,117	Texas Competitive Electric Holdings Co. LLC, Non- Extended Term Loan, VAR, 3.706%, 10/10/14	1,799

	Total Utilities	3,474

	Total Loan Participations & Assignments (Cost 59,851)	63,218

NUMBER OF WARRANTS
Warrant — 0.1%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
64	expiring 7/10/16 (a)	1,445
64	expiring 7/10/19 (a)	1,061

	Total Warrants (Cost 2,388)	2,506

SHARES
Short-Term Investment — 5.2%
Investment Company — 5.2%
108,762	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $108,762)	108,762

	Total Investments — 99.8% (Cost $2,002,175)	2,094,638
	Other Assets in Excess of Liabilities — 0.2%	4,172

	NET ASSETS — 100.0%	$2,098,810

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amount in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	10 Year U.S. Treasury Note	09/21/11	$245	$1
3	30 Year U.S. Treasury Bond	09/21/11	374	1
3	2 Year U.S. Treasury Note	09/30/11	658	—	(h)
5	5 Year U.S. Treasury Note	09/30/11	596	2

				$4

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,500,000	MXN	Citibank, N.A.	06/15/11	$727	$734	$7
6,250,000	MXN	Deutsche Bank AG	06/15/11	517	540	23
415,000	TRY	Barclays Bank plc	06/15/11	264	259	(5)
415,000	TRY	Deutsche Bank AG	06/15/11	261	260	(1)
3,550,000	ZAR	Barclays Bank plc	06/15/11	504	520	16
1,530,000	ZAR	Citibank, N.A.	06/15/11	218	225	7
				$2,491	$2,538	$47

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
250,000	EUR	Barclays Bank plc	06/15/11	$353	$360	$(7)
6,250,000	MXN	Barclays Bank plc	06/15/11	513	539	(26)
8,500,000	MXN	Deutsche Bank AG	06/15/11	724	735	(11)
830,000	TRY	Citibank, N.A.	06/15/11	539	519	20
1,330,000	ZAR	Barclays Bank plc	06/15/11	193	195	(2)
3,750,000	ZAR	Citibank, N.A.	06/15/11	535	549	(14)
				$2,857	$2,897	$(40)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2011.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of May 31, 2011. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
COP	—	Colombian Peso
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MXN	—	Mexican Peso
PEN	—	Peru nuevo sol
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.
ZAR	—	South African Rand

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $8,047,000 which amounts to 0.4% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2011.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
^	Unsettled security, coupon rate is undetermined at May 31, 2011

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,138
Aggregate gross unrealized depreciation	(28,675)

Net unrealized appreciation/depreciation	$92,463

Federal income tax cost of investments	$2,002,175

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,367	$—	$284	$5,651
Consumer Staples	—	—	32	32
Industrials	136	—	—	136
Information Technology	—	—	905	905
Materials	8,819	—	—	8,819
Telecommunication Services	348	—	—	348
Utilities	25	—	—	25
Total Common Stocks	14,695	—	1,221	15,916
Preferred Stocks
Consumer Discretionary	—	4,480	—	4,480
Consumer Staples	—	—	56	56
Financials	—	5,882	—	5,882
Health Care	—	1,511	—	1,511
Total Preferred Stocks	—	11,873	56	11,929
Debt Securities
Asset-Backed Securities	—	50,986	4,030	55,016
Collateralized Mortgage Obligations	—	449,306	—	449,306
Commercial Mortgage-Backed Securities	—	76,722	—	76,722

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

Convertible Bonds
Materials	—	814	—	814
Corporate Bonds
Consumer Discretionary	—	117,823	—	117,823
Consumer Staples	—	36,794	159	36,953
Energy	—	66,990	—	66,990
Financials	—	249,237	—	249,237
Health Care	—	35,655	—	35,655
Industrials	—	79,378	183	79,561
Information Technology	—	29,545	—	29,545
Materials	—	64,277	136	64,413
Telecommunication Services	—	39,183	—	39,183
Utilities	—	58,027	—	58,027

Total Corporate Bonds	—	776,909	478	777,387

Foreign Government Securities	—	31,984	1,509	33,493
Mortgage Pass-Through Securities	—	102,267	—	102,267
Municipal Bonds	—	10,913	—	10,913
Supranational	—	364	—	364
U.S. Government Agency Securities	—	21,402	—	21,402
U.S. Treasury Obligations	—	364,623	—	364,623
Loan Participations & Assignments Consumer Discretionary	—	22,607	—	22,607
Consumer Staples	—	1,372	—	1,372
Energy	—	1,329	—	1,329
Financials	—	15,192	—	15,192
Health Care	—	547	—	547
Industrials	—	7,135	—	7,135
Information Technology	—	3,484	753	4,237
Materials	—	3,176	—	3,176
Telecommunication Services	—	4,149	—	4,149
Utilities	—	3,474	—	3,474

Total Loan Participations & Assignments	—	62,465	753	63,218

Warrants
Consumer Discretionary	—	2,506	—	2,506
Short-Term Investment
Investment Company	108,762	—	—	108,762

Total Investments in Securities	$123,457	$1,963,134	$8,047	$2,094,638

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$73	$—	$73
Futures Contracts	4	—	—	4
Swaps	—	3	—	3

Total Appreciation in Other Financial Instruments	$4	$76	$—	$80

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(66)	$—	$(66)
There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/11
Investments in Securities
Asset-Backed Securities	$4,502	$—	$261	$2	$—	($735)	$—	$—	$4,030
Common Stocks—Consumer Discretionary	248	—	36	—	—	—	—	—	284
Common Stocks—Consumer Staples	30	—	2	—	—	—	—	—	32
Common Stocks—Information Technology	1,688	—	(783)	—	—	—	—	—	905
Corporate Bonds—Consumer Staples	153	—	— (a)	—	6	—	—	—	159
Corporate Bonds—Industrials	311	—	(13)	—	—	—	—	(115)	183
Corporate Bonds—Materials	368	—	(232)	—	—	—	—	—	136
Foreign Government Securities	503	—	51	(1)	956	—	—	—	1,509
Loan Participations & Assignment—Information Technology	867	—	1	(1)	—	(114)	—	—	753
Preferred Stocks—Consumer Staples	56	—	—	—	—	—	—	—	56
Preferred Stocks—Financials	1,784	—	—	—	—	—	—	(1,784)	—

Total	$10,510	$—	$(677)	$—	$962	$(849)	$—	$(1,899)	$8,047

(a)	Amount rounds to less than $1,000.
1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs amounted to $(666,000).

Credit Default Swaps — Buy Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Credit Suisse International:
CDXHY#S16V1	5.000% quarterly	6/20/2016		11,000	$(331)	$(331)
Deutsche Bank AG, New York:
CDXHY#S13V2	5.000% quarterly	12/20/2014		12,000	(758)	(758)
Morgan Stanley Capital Services:
CDXHY#S16V1	5.000% quarterly	6/20/2016		11,000	(331)	(331)

					$(1,420)	$(1,420)

Credit Default Swaps - Sell Protection [2]
Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/11 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Goldman Sachs Capital Management:
FSA Global Funding Ltd., 6.110%,06/29/15	1.950% quarterly	3/20/2013	1.973	1,000	$3	$–

					$3	$–

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 44.6%
	Agency CMO — 44.6%
	Federal Home Loan Mortgage Corp. REMICS,
109	Series 1343, Class LA, 8.000%, 08/15/22	128
726	Series 1367, Class K, 5.500%, 09/15/22	793
140	Series 1591, Class E, 10.000%, 10/15/23	157
1,206	Series 1633, Class Z, 6.500%, 12/15/23	1,317
1,551	Series 1694, Class PK, 6.500%, 03/15/24	1,692
6,794	Series 1785, Class A, 6.000%, 10/15/23	7,048
373	Series 1999, Class PU, 7.000%, 10/15/27	435
660	Series 2031, Class PG, 7.000%, 02/15/28	754
1,814	Series 2035, Class PC, 6.950%, 03/15/28	2,071
1,476	Series 2064, Class PD, 6.500%, 06/15/28 (m)	1,515
1,360	Series 2095, Class PE, 6.000%, 11/15/28	1,527
467	Series 2152, Class BD, 6.500%, 05/15/29	517
2,976	Series 2162, Class TH, 6.000%, 06/15/29	3,340
232	Series 2345, Class PQ, 6.500%, 08/15/16	247
1,410	Series 2367, Class ME, 6.500%, 10/15/31	1,570
3,590	Series 2480, Class EJ, 6.000%, 08/15/32	4,000
6,000	Series 2562, Class PG, 5.000%, 01/15/18	6,535
3,004	Series 2571, Class PV, 5.500%, 01/15/14	3,176
2,780	Series 2580, Class QM, 5.000%, 10/15/31	2,864
2,981	Series 2611, Class QZ, 5.000%, 05/15/33	3,182
4,956	Series 2630, Class KS, 4.000%, 01/15/17	5,061
708	Series 2647, Class A, 3.250%, 04/15/32	733
4,004	Series 2651, Class VZ, 4.500%, 07/15/18	4,284
9,000	Series 2656, Class BG, 5.000%, 10/15/32	9,794
8,275	Series 2684, Class PD, 5.000%, 03/15/29	8,351
2,500	Series 2688, Class DG, 4.500%, 10/15/23	2,718
8,588	Series 2727, Class PE, 4.500%, 07/15/32	9,234
3,092	Series 2749, Class TD, 5.000%, 06/15/21	3,172
6,000	Series 2773, Class TB, 4.000%, 04/15/19	6,376
2,105	Series 2780, Class TD, 5.000%, 04/15/28	2,115
7,450	Series 2841, Class AT, 4.000%, 08/15/19	7,911
2,707	Series 2882, Class QD, 4.500%, 07/15/34	2,888
6,342	Series 2915, Class MU, 5.000%, 01/15/35	6,831
3,781	Series 2927, Class GA, 5.500%, 10/15/34	4,168
1,070	Series 2929, Class PC, 5.000%, 01/15/28	1,075
5,500	Series 2931, Class QD, 4.500%, 02/15/20	6,051
9,668	Series 2976, Class HP, 4.500%, 01/15/33	10,170
10,600	Series 3036, Class ND, 5.000%, 05/15/34 (m)	11,501
3,378	Series 3045, Class HN, 4.500%, 09/15/33	3,546
2,497	Series 3085, Class VS, HB, IF, 27.928%, 12/15/35	3,641
3,124	Series 3114, Class KB, 5.000%, 09/15/27	3,167
5,636	Series 3181, Class OP, PO, 07/15/36	4,956
4,500	Series 3188, Class GE, 6.000%, 07/15/26	4,909
16,572	Series 3325, Class JL, 5.500%, 06/15/37	17,944
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,835
7,000	Series 3413, Class B, 5.500%, 04/15/37	7,764
6,000	Series 3544, Class PC, 5.000%, 05/15/37	6,519
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,443
27,181	Series 3737, Class DG, 5.000%, 10/15/30	29,821
7,000	Series 3798, Class AY, 3.500%, 01/15/26	6,734
5,000	Series 3809, Class BC, 3.500%, 02/15/26	4,807
101	Federal Home Loan Mortgage Corp. STRIPS, Series 155, Class IO, IO, 7.000%, 11/01/23	23
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
2,609	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,962
3,008	Series T-54, Class 2A, 6.500%, 02/25/43	3,418
1,216	Series T-56, Class APO, PO, 05/25/43	838
1,850	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	2,068
	Federal National Mortgage Association Interest STRIPS,
3,822	Series 278, Class 1, VAR, 1.155%, 08/01/25	3,569
1,646	Series 278, Class 3, VAR, 1.068%, 11/01/23	1,542
2,505	Series 343, Class 23, IO, 4.000%, 10/01/18	225
	Federal National Mortgage Association REMICS,
142	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	162
66	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	71
338	Series 1993-110, Class H, 6.500%, 05/25/23	395
262	Series 1993-146, Class E, PO, 05/25/23	243
4,538	Series 1993-155, Class PJ, 7.000%, 09/25/23	5,133
49	Series 1993-205, Class H, PO, 09/25/23	43
71	Series 1993-217, Class H, PO, 08/25/23	63
55	Series 1993-228, Class G, PO, 09/25/23	49
1,554	Series 1994-37, Class L, 6.500%, 03/25/24	1,791
2,282	Series 1994-43, Class PJ, 6.350%, 12/25/23	2,324
5,526	Series 1994-51, Class PV, 6.000%, 03/25/24	6,160
1,439	Series 1994-62, Class PJ, 7.000%, 01/25/24	1,469
2,969	Series 1998-58, Class PC, 6.500%, 10/25/28	3,296
562	Series 2000-8, Class Z, 7.500%, 02/20/30	642
1,916	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	400
669	Series 2002-2, Class UC, 6.000%, 02/25/17	723
1,106	Series 2002-3, Class PG, 5.500%, 02/25/17	1,176
5,901	Series 2002-73, Class OE, 5.000%, 11/25/17	6,386
1,922	Series 2002-92, Class FB, VAR, 0.844%, 04/25/30	1,937
7,243	Series 2003-21, Class PZ, 4.500%, 03/25/33	7,761
4,537	Series 2003-35, Class MD, 5.000%, 11/25/16	4,581
649	Series 2003-67, Class SA, HB, IF, 44.239%, 10/25/31	1,131
5,000	Series 2003-74, Class VL, 5.500%, 11/25/22	5,449
20,000	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	21,669
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,500
10,000	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	10,835
16,000	Series 2004-7, Class JK, 4.000%, 02/25/19	17,024
3,732	Series 2004-46, Class QD, HB, IF, 23.224%, 03/25/34	5,000
4,160	Series 2004-54, Class FL, VAR, 0.594%, 07/25/34	4,175
8,145	Series 2004-60, Class PA, 5.500%, 04/25/34	8,889
1,589	Series 2005-16, Class LC, 5.500%, 05/25/28	1,605
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,408
2,817	Series 2005-29, Class AK, 4.500%, 04/25/35	2,976
5,382	Series 2005-58, Class EP, 5.500%, 07/25/35	5,910
7,000	Series 2005-62, Class DX, 5.000%, 05/25/34	7,590
5,123	Series 2005-83, Class LA, 5.500%, 10/25/35	5,655
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,129
16,196	Series 2006-3, Class SB, IF, IO, 6.506%, 07/25/35	2,503
28,047	Series 2006-51, Class FP, VAR, 0.544%, 03/25/36	28,035
1,177	Series 2006-69, Class SP, IF, 14.611%, 05/25/30	1,315
408	Series 2006-81, Class FA, VAR, 0.544%, 09/25/36	409
5,484	Series 2006-110, Class PO, PO, 11/25/36	4,705
7,773	Series 2007-76, Class PE, 6.000%, 08/25/37	8,764
1,920	Series 2009-89, Class A1, 5.410%, 05/25/35	2,179
1,794	Series 2010-4, Class SL, IF, 11.151%, 02/25/40	1,778
7,518	Series 2010-11, Class CB, 4.500%, 02/25/40	7,432

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Agency CMO — Continued
6,000		Series 2010-47, Class MB, 5.000%, 09/25/39	6,460
4,274		Series 2010-155, Class B, 3.500%, 01/25/26	4,028
28		Series G92-35, Class EB, 7.500%, 07/25/22	32
312		Series G92-44, Class ZQ, 8.000%, 07/25/22	356
		Federal National Mortgage Association Whole Loan,
468		Series 1999-W4, Class A9, 6.250%, 02/25/29	528
3,843		Series 2002-W7, Class A4, 6.000%, 06/25/29	4,303
1,388		Series 2003-W1, Class 1A1, VAR, 6.362%, 12/25/42	1,592
667		Series 2003-W1, Class 2A, VAR, 7.232%, 12/25/42	779
5,563		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	6,087
5,174		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,897
5,096		Series 2009-W1, Class A, 6.000%, 12/25/49	5,681
		Government National Mortgage Association,
857		Series 1998-22, Class PD, 6.500%, 09/20/28	939
492		Series 1999-17, Class L, 6.000%, 05/20/29	540
4,880		Series 2001-10, Class PE, 6.500%, 03/16/31	5,466
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,376
34,902		Series 2003-59, Class XA, IO, VAR, 1.631%, 06/16/34	1,332
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,710
2,254		Series 2004-62, Class VA, 5.500%, 07/20/15	2,380
13,808		Series 2005-28, Class AJ, 5.500%, 04/20/35	15,352
12,975		Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	2,030
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39	29,880
8,610		Series 2009-52, Class MA, 5.000%, 11/20/36	9,382
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,272

		Total Collateralized Mortgage Obligations (Cost $563,953)	603,304

Mortgage Pass-Through Securities — 7.8%
		Federal Home Loan Mortgage Corp.,	275
262		ARM, 2.320%, 01/01/27
33		ARM, 2.513%, 04/01/30	34
21		ARM, 2.719%, 02/01/19	22
15		ARM, 2.752%, 07/01/30	15
99		ARM, 3.068%, 08/01/18	103
37		ARM, 3.083%, 03/01/18	37
4		ARM, 3.319%, 01/01/20	4
44		ARM, 3.500%, 06/01/18	44
129		ARM, 3.523%, 01/01/21	129
66		ARM, 3.593%, 11/01/18	69
3,176		ARM, 6.014%, 03/01/37	3,377
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
570		5.000%, 12/01/13 - 12/01/16	611
458		6.000%, 04/01/14	499
622		6.500%, 12/01/12 - 06/01/14	659
–	(h)	7.000%, 12/01/14	—	(h)
1,590		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	1,691
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,878		5.500%, 11/01/33	2,045
362		6.000%, 02/01/32	402
1,450		6.500%, 01/01/24 - 07/01/29	1,644
1,657		7.000%, 08/01/25 - 09/01/29 (m)0	1,933
96		7.500%, 09/01/24 - 08/01/25	111
122		8.000%, 11/01/24 - 09/01/25	145
235		8.500%, 05/01/24 - 07/01/28	281
7		9.000%, 10/01/17 - 11/01/21	8
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
184		ARM, 2.702%, 11/01/27 - 08/01/41	187
120		ARM, 2.704%, 07/01/17	122
115		ARM, 2.725%, 11/01/40	119
171		ARM, 2.750%, 08/01/30	177
43		ARM, 2.851%, 06/01/20	43
51		ARM, 2.872%, 06/01/29	52
26		ARM, 2.875%, 09/01/17	26
30		ARM, 3.000%, 06/01/17	30
7		ARM, 3.154%, 07/01/27	7
97		ARM, 3.225%, 09/01/14	97
204		ARM, 3.250%, 06/01/15 - 01/01/29	210
21		ARM, 3.434%, 10/01/16	21
127		ARM, 3.484%, 08/01/19	128
8		ARM, 3.575%, 11/01/16	8
12		ARM, 3.612%, 10/01/14	12
109		ARM, 3.747%, 09/01/27	108
39		ARM, 3.825%, 08/01/19	40

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
29	ARM, 5.921%, 04/01/19	31
22	ARM, 6.000%, 12/01/18	22
	Federal National Mortgage Association, 15 Year, Single Family,
15,244	4.000%, 04/01/19 - 09/01/25	15,954
3,018	4.500%, 03/01/19	3,233
2,173	5.500%, 11/01/16 - 03/01/18	2,361
109	6.000%, 04/01/13 - 08/01/14	115
36	8.000%, 11/01/12	37
	Federal National Mortgage Association, 20 Year, Single Family,
1,432	5.000%, 11/01/23	1,543
1,787	6.000%, 03/01/22	1,975
66	7.500%, 06/01/14 - 07/01/14	71
	Federal National Mortgage Association, 30 Year, Single Family,
3,237	4.500%, 03/01/38	3,371
5,599	5.000%, 11/01/33	6,051
34,655	5.500%, 02/01/29 - 05/01/36 (m)	37,890
4,870	6.000%, 07/01/36	5,437
968	6.500%, 06/01/26 - 04/01/32	1,098
5,651	7.000%, 02/01/24 - 03/01/35	6,534
228	7.500%, 03/01/30 - 04/01/30	267
194	10.000%, 10/01/16 - 11/01/21	215
171	Federal National Mortgage Association, Other, 6.000%, 09/01/28	189
	Government National Mortgage Association II, 30 Year, Single Family,
378	8.000%, 11/20/26 - 11/20/27	446
	Government National Mortgage Association, 30 Year, Single Family,
57	6.000%, 10/15/23	64
1,187	6.500%, 06/15/23 - 02/15/24 (m)	1,356
483	7.000%, 12/15/22 - 06/15/28	560
582	7.500%, 02/15/22 - 02/15/28	681
252	8.000%, 07/15/22 - 08/15/26	297
604	9.000%, 06/15/16 - 11/15/24	710
33	9.500%, 08/15/16 - 12/15/20	37

	Total Mortgage Pass-Through Securities (Cost $98,105)	106,070

U.S. Government Agency Securities — 19.2%
12,824	Federal Farm Credit Bank, 5.750%, 12/07/28	15,122
	Federal National Mortgage Association,
25,000	Zero Coupon, 10/09/19	17,593
10,000	6.250%, 05/15/29	12,423
	Federal National Mortgage Association STRIPS,
34,750	11/15/20	24,212
8,000	05/15/23	4,837
9,200	05/29/26	4,684
26,153	Financing Corp., Principal STRIPS, 12/06/18	20,911
	Residual Funding Corp., Principal STRIPS,
34,520	10/15/19	26,678
90,500	07/15/20	66,474
10,000	01/15/30	4,354
5,000	04/15/30	2,152
	Resolution Funding Corp. Interest STRIPS,
50,000	07/15/20	36,497
15,000	04/15/28	7,030
14,740	Tennessee Valley Authority Principal STRIPS, 12/15/17	12,115
4,500	Tennessee Valley Authority STRIPS, 07/15/16	3,972

	Total U.S. Government Agency Securities (Cost $216,637)	259,054

U.S. Treasury Obligations — 26.1%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	23,581
20,000	5.250%, 02/15/29	23,581
2,500	7.125%, 02/15/23	3,431
13,140	7.250%, 05/15/16	16,672
3,935	7.250%, 08/15/22	5,435
3,635	8.000%, 11/15/21	5,238
3,190	8.875%, 08/15/17	4,463
1,020	9.000%, 11/15/18	1,483
	U.S. Treasury Inflation Indexed Notes,
25,000	1.375%, 07/15/18	28,027
1,450	1.625%, 01/15/15	1,849
	U.S. Treasury Notes,
50,000	2.625%, 08/15/20	48,738
50,000	2.625%, 11/15/20	48,488
25,000	3.750%, 11/15/18	27,217
2,085	3.875%, 02/15/13	2,209
6,430	4.250%, 08/15/13	6,959
25,000	4.250%, 11/15/17	28,152
2,015	4.750%, 05/15/14	2,250
1,020	4.750%, 08/15/17	1,179
	U.S. Treasury STRIPS,
5,845	02/15/15	5,600
1,655	05/15/15	1,574
1,900	08/15/15	1,797
600	08/15/15	566
8,810	11/15/15	8,240
1,190	05/15/16	1,091
72,500	05/15/20	55,227

	Total U.S. Treasury Obligations (Cost $324,491)	353,047

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.3%
	Investment Company — 2.3%
31,395	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $31,395)	31,395

	Total Investments —100.0% (Cost $1,234,581)	1,352,870
	Other Assets in Excess of Liabilities — 0.0%	490

	NET ASSETS — 100.0%	$1,353,360

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2011.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of May 31, 2011.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,908
Aggregate gross unrealized depreciation	(4,619)

Net unrealized appreciation/depreciation	$118,289

Federal income tax cost of investments	$1,234,581

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$31,395	$1,321,475	$—	$1,352,870

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of the portfolio holdings.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
460	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.894%, 01/25/35 (f) (i)	25
225	GSAA Trust, Series 2006-3, Class A1, VAR, 0.274%, 03/25/36 Long Beach Mortgage Loan Trust,	121
88	Series 2004-2, Class B, VAR, 3.694%, 06/25/34 (e) (f) (i)	79
110	Series 2004-5, Class M6, VAR, 2.694%, 09/25/34 (f) (i)	24
7,000	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	6,903

	Total Asset-Backed Securities (Cost $7,765)	7,152

Convertible Bond — 0.0% (g)
Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,839	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $1,839)	2,250

Corporate Bonds — 80.5%
Consumer Discretionary — 20.7%
	Auto Components — 0.0% (g)
51	Meritor, Inc., 8.750%, 03/01/12	54
4,280	Pittsburgh Glass Works LLC, 8.500%, 04/15/16 (e)	4,440

		4,494

	Automobiles — 1.2%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
13,000	8.000%, 06/15/19 (e)	12,968
13,000	8.250%, 06/15/21 (e)	12,967
	Ford Holdings LLC,
37,822	9.300%, 03/01/30 (m)	47,721
7,750	9.375%, 03/01/20	9,189
	Ford Motor Co.,
5,500	7.450%, 07/16/31	6,245
325	7.500%, 08/01/26	345
4,545	7.750%, 06/15/43	4,943
3,425	8.900%, 01/15/32	4,105
3,529	9.215%, 09/15/21	4,210
6,228	9.980%, 02/15/47	7,941
	Motors Liquidation Co.,
20,000	0.000%, 07/15/23 (d)	600
12,550	0.000%, 06/15/24 (d)	376
9,300	0.000%, 09/01/25 (d)	279
10,255	0.000%, 05/01/28 (d)	308
34,006	0.000%, 07/15/33 (d)	1,020
3,415	0.000%, 03/15/36 (d) (f) (i)	43
6,000	0.000%, 05/23/48 (d)	180
50	0.000%, 06/01/49 (d)	—	(h)
973	5.250%, 03/06/32 (d)	7
953	6.250%, 07/15/33 (d)	7
246	7.250%, 04/15/41 (d)	1
284	7.250%, 07/15/41 (d)	2
548	7.250%, 02/15/52 (d)	4
404	7.375%, 05/15/48 (d)	3
47	7.375%, 10/01/51 (d)	—	(h)
25,800	7.700%, 04/15/16 (d)	774
3,000	Navistar International Corp., 8.250%, 11/01/21	3,296

		117,534

	Broadcasting & Cable TV — 3.3%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	16
1,450	8.125%, 07/15/03 (d)	22
3,175	9.375%, 11/15/09 (d)	48
3,500	10.875%, 10/01/10 (d)	52
	Cablevision Systems Corp.,
9,610	8.000%, 04/15/20	10,547
3,075	8.625%, 09/15/17	3,467
16,275	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	19,367
	CCO Holdings LLC/CCO Holdings Capital Corp.,
25,520	6.500%, 04/30/21	25,137
8,000	7.000%, 01/15/19	8,170
5,565	7.000%, 01/15/19 (e)	5,669
22,823	7.250%, 10/30/17	23,736
3,045	7.875%, 04/30/18	3,228
25,401	8.125%, 04/30/20	27,465
34,750	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	36,922
6,150	Charter Communications Operating LLC/Charter Communications Operating Capital, 10.875%, 09/15/14 (e)	6,827
	CSC Holdings LLC,
4,329	7.875%, 02/15/18	4,740
6,205	8.625%, 02/15/19	7,152
	DISH DBS Corp.,
24,965	6.750%, 06/01/21 (e)	25,215
2,000	7.125%, 02/01/16	2,135
17,140	7.875%, 09/01/19	18,661
21,792	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	23,644
	Sirius XM Radio, Inc.,
7,494	8.750%, 04/01/15 (e)	8,374
10,680	9.750%, 09/01/15 (e)	12,002
18,940	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	20,124
12,275	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	13,809
	XM Satellite Radio, Inc.,
4,925	7.625%, 11/01/18 (e)	5,233
17,217	13.000%, 08/01/13 (e)	20,488

		332,250

	Distributors — 0.2%
25,055	McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	25,807

	Diversified Consumer Services — 0.8%

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Diversified Consumer Services — Continued
3,000	Carriage Services, Inc., 7.875%, 01/15/15	3,038
21,575	Knowledge Learning Corp., 7.750%, 02/01/15 (e) (m)	21,197
6,075	Mac-Gray Corp., 7.625%, 08/15/15	6,212
	Service Corp. International,
925	6.750%, 04/01/15	993
3,000	6.750%, 04/01/16	3,218
11,755	7.000%, 06/15/17 (m)	12,798
6,630	7.000%, 05/15/19	7,020
3,850	7.625%, 10/01/18	4,249
4,000	8.000%, 11/15/21	4,430
	Stewart Enterprises, Inc.,
6,435	3.125%, 07/15/14	6,612
5,625	3.375%, 07/15/16	5,604
3,445	6.500%, 04/15/19 (e)	3,479

		78,850

	Gaming — 3.9%
13,750	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	14,266
	Chukchansi Economic Development Authority,
13,768	8.000%, 11/15/13 (e)	11,359
12,450	VAR, 3.917%, 11/15/12 (e)	10,240
	CityCenter Holdings LLC/CityCenter Finance Corp.,
4,175	7.625%, 01/15/16 (e)	4,279
37,970	PIK, 11.500%, 01/15/17 (e)	42,432
2,575	FireKeepers Development Authority, 13.875%, 05/01/15 (e)	3,019
12,550	Harrah’s Operating Co., Inc., 11.250%, 06/01/17	14,119
	Isle of Capri Casinos, Inc.,
16,388	7.000%, 03/01/14 (m)	16,265
13,920	7.750%, 03/15/19 (e)	14,146
7,500	Mandalay Resort Group, 7.625%, 07/15/13	7,566
3,982	Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (d) (e)	1,864
9,125	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	10,539
	MGM Resorts International,
1,728	6.625%, 07/15/15	1,691
7,340	7.500%, 06/01/16	7,193
37,596	7.625%, 01/15/17	36,750
4,000	9.000%, 03/15/20	4,450
20,375	10.000%, 11/01/16 (e)	22,107
3,850	10.375%, 05/15/14	4,447
19,150	11.375%, 03/01/18	22,022
4,600	13.000%, 11/15/13	5,549
	Peninsula Gaming LLC,
9,630	8.375%, 08/15/15	10,304
19,987	10.750%, 08/15/17	22,086
2,500	10.750%, 08/15/17 (e)	2,762
13,166	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	14,186
	San Pasqual Casino,
11,459	8.000%, 09/15/13 (e)	11,402
17,800	Seminole Hard Rock Entertainment, Inc., VAR, 2.809%, 03/15/14 (e)	17,266
9,085	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	9,539
16,700	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e) (m)	12,107
2,450	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	2,530
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
8,480	7.750%, 08/15/20	9,296
1,250	7.875%, 11/01/17	1,372
12,420	7.875%, 05/01/20	13,693
7,600	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	8,370

		389,216

	Hotels, Restaurants & Leisure — 2.3%
11,800	AMC Entertainment, Inc., 8.750%, 06/01/19 (m)	12,670
42,723	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.948%, 11/15/15 (e)	40,213
5,150	Burger King Corp., 9.875%, 10/15/18	5,491
6,650	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18 (e)	7,257
4,500	Cinemark USA, Inc., 8.625%, 06/15/19	4,916
4,930	CKE Holdings, Inc., PIK, 10.500%, 03/14/16 (e)	4,757
23,200	CKE Restaurants, Inc., 11.375%, 07/15/18	25,404
8,693	Dave & Buster’s, Inc., 11.000%, 06/01/18	9,475
7,670	DineEquity, Inc., 9.500%, 10/30/18 (e)	8,399
3,608	Dunkin Finance Corp., 9.625%, 12/01/18 (e)	3,640
	Host Hotels & Resorts LP,
1,050	6.875%, 11/01/14	1,083
397	7.125%, 11/01/13	402
5,000	9.000%, 05/15/17	5,650
4,415	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	4,415
20,173	Landry’s Restaurants, Inc., 11.625%, 12/01/15 (e)	21,888
2,550	O’Charley’s, Inc., 9.000%, 11/01/13	2,576

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Hotels, Restaurants & Leisure — Continued
3,250	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.875%, 04/15/17 (e)	3,364
7,940	Real Mex Restaurants, Inc., 14.000%, 01/01/13	7,861
	Royal Caribbean Cruises Ltd., (Liberia),
1,000	7.000%, 06/15/13	1,070
6,666	7.250%, 06/15/16	7,199
11,820	11.875%, 07/15/15 (m)	14,657
	Speedway Motorsports, Inc.,
2,250	6.750%, 02/01/19	2,284
7,500	8.750%, 06/01/16	8,212
	Universal City Development Partners Ltd./UCDP Finance, Inc.,
4,150	8.875%, 11/15/15	4,596
10,415	10.875%, 11/15/16	12,003
6,101	Wendy’s/Arby’s Restaurants LLC, 10.000%, 07/15/16	6,787

		226,269

	Household Durables — 1.2%
3,250	American Standard Americas, 10.750%, 01/15/16 (e)	3,404
	Beazer Homes USA, Inc.,
6,100	6.875%, 07/15/15	5,749
9,000	8.125%, 06/15/16	8,595
353	D.R. Horton, Inc., 5.625%, 09/15/14	367
23,980	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	24,100
	Lennar Corp.,
5,175	5.600%, 05/31/15	5,123
23,463	6.950%, 06/01/18	23,229
8,000	12.250%, 06/01/17	9,810
10,650	M/I Homes, Inc., 8.625%, 11/15/18 (e)	10,464
	Standard Pacific Corp.,
12,445	8.375%, 05/15/18	12,663
15,250	8.375%, 01/15/21	15,288
3,440	10.750%, 09/15/16	3,973

		122,765

	Internet & Catalog Retail — 0.1%
9,185	Affinion Group, Inc., 7.875%, 12/15/18 (e)	8,726

	Leisure Equipment & Products — 0.7%
43,349	Eastman Kodak Co., 9.750%, 03/01/18 (e)	41,940
11,375	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	11,602
11,440	Icon Health & Fitness, 11.875%, 10/15/16 (e)	11,984
2,412	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	2,448

		67,974

	Media — 3.7%
9,000	Allbritton Communications Co., 8.000%, 05/15/18	9,383
4,150	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	4,088
15,400	Block Communications, Inc., 8.250%, 12/15/15 (e)	15,823
3,500	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18 (e)	3,706
4,750	Cengage Learning Acquisitions, Inc., 10.500%, 01/15/15 (e)	4,513
28,915	Clear Channel Communications, Inc., 9.000%, 03/01/21 (e)	28,987
	Clear Channel Worldwide Holdings, Inc.,
4,500	9.250%, 12/15/17	4,905
18,210	9.250%, 12/15/17	19,894
4,485	Entravision Communications Corp., 8.750%, 08/01/17	4,765
4,707	Fisher Communications, Inc., 8.625%, 09/15/14	4,825
	Gannett Co., Inc.,
4,510	7.125%, 09/01/18 (e)	4,555
4,950	8.750%, 11/15/14	5,643
4,096	9.375%, 11/15/17	4,598
4,714	10.000%, 04/01/16	5,468
	Intelsat Jackson Holdings S.A., (Luxembourg),
7,940	7.250%, 10/15/20 (e)	7,960
5,250	8.500%, 11/01/19	5,617
	Intelsat Luxembourg S.A., (Luxembourg),
22,500	PIK, 12.500%, 02/04/17 (e)	24,384
66,874	PIK, 12.500%, 02/04/17	72,475
1,000	Lamar Media Corp., 7.875%, 04/15/18	1,075
17,240	McClatchy Co. (The), 11.500%, 02/15/17	18,878
22,525	Media General, Inc., 11.750%, 02/15/17	22,694
5,850	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	6,318
	Nexstar Broadcasting, Inc.,
6,060	7.000%, 01/15/14	6,068
4,850	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	5,262
8,705	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18 (e)	9,336
3,750	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	3,891
7,574	Radio One, Inc., PIK, 12.500%, 05/24/16 (e)	7,801
5,500	RadioShack Corp., 6.750%, 05/15/19 (e)	5,486
13,862	Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	15,283

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Leisure Equipment & Products — Continued
19,000	Univision Communications, Inc., 6.875%, 05/15/19 (e)	19,000
10,415	Valassis Communications, Inc., 6.625%, 02/01/21 (e)	10,350
8,893	WMG Acquisition Corp., 7.375%, 04/15/14	9,004

		372,035

	Multiline Retail — 0.9%
11,445	HSN, Inc., 11.250%, 08/01/16	12,933
	QVC, Inc.,
2,425	7.125%, 04/15/17 (e)	2,595
2,425	7.375%, 10/15/20 (e)	2,601
14,550	7.500%, 10/01/19 (e)	15,677
56,475	Sears Holdings Corp., 6.625%, 10/15/18 (e)	51,957

		85,763

	Specialty Retail — 2.2%
9,150	ACE Hardware Corp., 9.125%, 06/01/16 (e)	9,836
4,118	Asbury Automotive Group, Inc., 8.375%, 11/15/20 (e)	4,293
11,950	Claire’s Stores Inc., 8.875%, 03/15/19 (e)	11,472
2,715	Express LLC/Express Finance Corp., 8.750%, 03/01/18	2,946
11,600	Giraffe Acquisition Corp., 9.125%, 12/01/18 (e)	10,817
11,425	J. Crew Group, Inc., 8.125%, 03/01/19 (e)	10,968
15,000	Limited Brands, Inc., 6.625%, 04/01/21	15,637
	Michael’s Stores, Inc.,
16,815	7.750%, 11/01/18 (e)	17,193
12,665	11.375%, 11/01/16	13,694
48,074	SUB, 0.000%, 11/01/16	49,997
10,165	NBC Acquisition Corp., SUB, 11.000%, 03/15/13	1,525
	Nebraska Book Co., Inc.,
13,173	8.625%, 03/15/12	11,065
3,907	10.000%, 12/01/11	3,951
1,500	Needle Merger Sub Corp., 8.125%, 03/15/19 (e)	1,519
11,850	Penske Auto Group, Inc., 7.750%, 12/15/16 (m)	12,206
10,700	PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14 (m)	10,967
1,800	Rent-A-Center, Inc., 6.625%, 11/15/20 (e)	1,796
19,420	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	20,197
9,950	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	10,659

		220,738

	Textiles, Apparel & Luxury Goods — 0.2%
2,805	Broder Brothers Co., PIK, 12.000%, 10/15/13 (e)	2,826
17,391	Quiksilver, Inc., 6.875%, 04/15/15 (m)	16,999

		19,825

	Total Consumer Discretionary	2,072,246

Consumer Staples — 3.5%
	Beverages — 0.2%
	Constellation Brands, Inc.,
2,900	7.250%, 09/01/16	3,172
5,375	7.250%, 05/15/17	5,879
6,240	8.375%, 12/15/14	7,153
1,120	Cott Beverages, Inc., 8.125%, 09/01/18	1,201
2,450	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	2,591

		19,996

	Food & Staples Retailing — 1.5%
22,665	Ingles Markets, Inc., 8.875%, 05/15/17 (m)	24,450
	Rite Aid Corp.,
24,990	7.500%, 03/01/17 (m)	25,115
17,600	9.500%, 06/15/17	16,148
13,400	9.750%, 06/12/16	14,974
9,050	10.250%, 10/15/19	10,091
8,750	10.375%, 07/15/16	9,406
	SUPERVALU, Inc.,
13,000	7.500%, 11/15/14	13,293
33,850	8.000%, 05/01/16	35,246

		148,723

	Food Products — 1.0%
	Chiquita Brands International, Inc.,
5,272	7.500%, 11/01/14 (m)	5,378
904	8.875%, 12/01/15	931
2,000	Dean Foods Co., 7.000%, 06/01/16	2,005
11,690	Del Monte Foods Co., 7.625%, 02/15/19 (e)	11,931
309	Dole Food Co., Inc., 13.875%, 03/15/14	374
2,330	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	2,330
	JBS USA LLC/JBS USA Finance, Inc.,
19,500	7.250%, 06/01/21 (e)	19,110
7,754	11.625%, 05/01/14	9,072
1,000	Michael Foods, Inc., 9.750%, 07/15/18 (e)	1,100
20,795	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (e)	19,131
6,350	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	6,795
	Smithfield Foods, Inc.,
8,285	7.750%, 07/01/17	8,782
3,792	10.000%, 07/15/14	4,437
7,014	Tyson Foods, Inc., 6.850%, 04/01/16 (m)	7,821

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Food Products — Continued
		99,197

	Household Products — 0.3%
4,910	Armored Autogroup, Inc., 9.250%, 11/01/18 (e)	4,977
4,000	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20 (e)	4,140
19,814	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	22,192

		31,309

	Personal Products — 0.2%
18,695	American Achievement Corp., 10.875%, 04/15/16 (e)	17,527

	Tobacco — 0.3%
22,705	Alliance One International, Inc., 10.000%, 07/15/16	22,875
7,000	Vector Group Ltd., 11.000%, 08/15/15	7,411

		30,286

	Total Consumer Staples	347,038

Energy — 11.1%
	Energy Equipment & Services — 2.1%
7,815	Calfrac Holdings LP, 7.500%, 12/01/20 (e)	8,089
22,500	Cie Generale de Geophysique - Veritas, (France), 6.500%, 06/01/21 (e)	22,050
7,343	Exterran Holdings, Inc., 7.250%, 12/01/18 (e)	7,563
	Gibson Energy ULC/GEP Midstream Finance Corp., (Canada),
15,840	10.000%, 01/15/18	19,404
12,568	11.750%, 05/27/14	14,422
6,247	Global Geophysical Services, Inc., 10.500%, 05/01/17	6,708
5,513	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e) (m)	5,844
10,000	Key Energy Services, Inc., 6.750%, 03/01/21	10,125
27,200	Ocean Rig UDW, Inc., 9.500%, 04/27/16	27,744
22,000	Oil States International, Inc., 6.500%, 06/01/19 (e)	22,138
4,670	Parker Drilling Co., 9.125%, 04/01/18	5,090
11,000	PHI, Inc., 8.625%, 10/15/18	11,687
9,845	Precision Drilling Corp., (Canada), 6.625%, 11/15/20 (e)	10,140
16,200	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	15,835
23,200	Sevan Marine ASA, (Norway), VAR, 3.417%, 05/14/13 (e)	17,980
7,125	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	7,517

		212,336

	Oil, Gas & Consumable Fuels — 9.0%
	Alpha Natural Resources, Inc.,
12,675	6.000%, 06/01/19	12,754
12,675	6.250%, 06/01/21	12,897
14,950	Alta Mesa Holdings/Alta Mesa Finance Services Corp., 9.625%, 10/15/18 (e)	15,286
1,650	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 05/20/16	1,704
6,270	AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	6,458
9,767	Antero Resources Finance Corp., 9.375%, 12/01/17	10,646
4,870	Arch Coal, Inc., 7.250%, 10/01/20	5,138
41,857	Bill Barrett Corp., 9.875%, 07/15/16 (m)	47,508
	Brigham Exploration Co.,
5,700	6.875%, 06/01/19 (e)	5,729
17,920	8.750%, 10/01/18	19,667
6,385	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 05/01/19 (e)	6,708
10,930	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18 (e)	11,613
	Chesapeake Energy Corp.,
15,065	6.125%, 02/15/21	15,329
2,100	6.625%, 08/15/20	2,208
7,560	6.875%, 08/15/18	8,146
8,120	6.875%, 11/15/20	8,546
6,880	7.250%, 12/15/18	7,671
10,775	9.500%, 02/15/15	12,714
18,587	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	21,468
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
11,455	8.250%, 12/15/17	12,486
8,310	8.500%, 12/15/19	9,266
39,472	Comstock Resources, Inc., 8.375%, 10/15/17	41,446
7,855	Concho Resources, Inc., 6.500%, 01/15/22	7,894
	Consol Energy, Inc.,
3,080	6.375%, 03/01/21 (e)	3,111
6,055	8.000%, 04/01/17	6,630
7,825	8.250%, 04/01/20	8,686
3,575	Continental Resources, Inc., 7.125%, 04/01/21	3,807
	Denbury Resources, Inc.,
3,300	6.375%, 08/15/21	3,341
13,993	8.250%, 02/15/20	15,463
	El Paso Corp.,
4,950	6.500%, 09/15/20	5,594
4,305	6.875%, 06/15/14 (m)	4,890
950	7.000%, 06/15/17	1,102
3,869	7.250%, 06/01/18	4,552

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Energy Equipment & Services — Continued
4,750	El Paso Performance-Linked Trust, 7.750%, 07/15/11 (e)	4,779
4,800	El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	5,511
2,000	Encore Acquisition Co., 9.500%, 05/01/16	2,245
7,325	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19 (e)	7,362
	Ferrellgas LP/Ferrellgas Finance Corp.,
7,200	6.500%, 05/01/21 (e)	7,173
3,750	9.125%, 10/01/17	4,200
5,475	Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	6,159
11,260	Foresight Energy LLC/Foresight Energy Corp., 9.625%, 08/15/17 (e)	12,273
	Forest Oil Corp.,
35,123	7.250%, 06/15/19 (m)	36,089
8,165	8.500%, 02/15/14	9,043
	Frontier Oil Corp.,
4,250	6.875%, 11/15/18	4,441
7,355	8.500%, 09/15/16	7,962
	Hilcorp Energy I LP/Hilcorp Finance Co.,
11,325	7.625%, 04/15/21 (e)	11,948
9,410	8.000%, 02/15/20 (e)	10,022
7,270	Holly Corp., 9.875%, 06/15/17	8,161
	Holly Energy Partners LP/Holly Energy Finance Corp.,
11,575	6.250%, 03/01/15 (m)	11,575
5,700	8.250%, 03/15/18 (e)	6,013
	Inergy LP/Inergy Finance Corp.,
10,525	6.875%, 08/01/21 (e)	10,841
14,000	7.000%, 10/01/18 (e)	14,420
8,950	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	8,950
10,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	10,300
	Newfield Exploration Co.,
6,180	6.625%, 09/01/14	6,303
10,265	6.875%, 02/01/20	10,881
3,675	7.125%, 05/15/18	3,937
	NFR Energy LLC/NFR Energy Finance Corp.,
28,141	9.750%, 02/15/17 (e)	27,649
7,500	Patriot Coal Corp., 8.250%, 04/30/18	7,959
	Penn Virginia Corp.,
2,025	7.250%, 04/15/19	2,025
20,427	10.375%, 06/15/16 (m)	22,980
6,550	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	6,927
16,000	Petrohawk Energy Corp., 6.250%, 06/01/19 (e)	15,800
12,000	Pioneer Drilling Co., 9.875%, 03/15/18	13,005
	Pioneer Natural Resources Co.,
2,499	5.875%, 07/15/16	2,656
6,635	6.650%, 03/15/17	7,270
4,950	6.875%, 05/01/18	5,426
15,897	7.500%, 01/15/20	18,054
	Plains Exploration & Production Co.,
3,000	6.625%, 05/01/21	3,007
5,040	7.625%, 04/01/20	5,317
7,475	10.000%, 03/01/16	8,447
18,154	QEP Resources, Inc., 6.875%, 03/01/21	19,516
	Range Resources Corp.,
8,330	5.750%, 06/01/21	8,299
1,080	6.750%, 08/01/20	1,139
3,270	7.250%, 05/01/18	3,483
2,000	7.500%, 10/01/17	2,135
2,000	8.000%, 05/15/19	2,185
12,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	12,060
13,899	SM Energy Co., 6.625%, 02/15/19 (e)	14,229
	Swift Energy Co.,
15,772	7.125%, 06/01/17	16,206
12,536	8.875%, 01/15/20	13,727
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
6,365	6.875%, 02/01/21 (e)	6,341
9,090	7.875%, 10/15/18 (e)	9,658
10,956	8.250%, 07/01/16	11,668
5,550	Unit Corp., 6.625%, 05/15/21	5,633
7,000	Venoco, Inc., 8.875%, 02/15/19 (e)	7,087
10,700	W&T Offshore, Inc., 8.250%, 06/15/14 (e)	11,155
	Western Refining, Inc.,
5,967	11.250%, 06/15/17 (e)	6,742
9,872	VAR, 10.750%, 06/15/14 (e)	10,588
3,280	Whiting Petroleum Corp., 6.500%, 10/01/18	3,411

		892,830

	Total Energy	1,105,166

Financials — 10.0%
	Capital Markets — 0.0% (g)
4,320	Oppenheimer Holdings, Inc., 8.750%, 04/15/18 (e)	4,558

	Commercial Banks — 1.6%
	Bank of America Corp.,

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Commercial Banks — Continued
3,825	5.625%, 07/01/20	4,017
8,545	VAR, 8.000%, 01/30/18 (x)	9,183
11,075	VAR, 8.125%, 05/15/18 (x)	11,901
1,100	BankAmerica Capital II, 8.000%, 12/15/26	1,129
12,575	BankAmerica Institutional Capital B, Class B, 7.700%, 12/31/26 (e)	12,842
	Barclays Bank plc, (United Kingdom),
6,175	VAR, 5.926%, 12/15/16 (e) (m) (x)	5,897
17,850	VAR, 7.434%, 12/15/17 (e) (m) (x)	18,497
20,675	Capital One Capital V, 10.250%, 08/15/39 (m)	21,993
4,300	Capital One Capital VI, 8.875%, 05/15/40	4,456
12,671	Countrywide Capital III, 8.050%, 06/15/27	13,209
1,922	NB Capital Trust II, 7.830%, 12/15/26	1,968
4,750	NB Capital Trust IV, 8.250%, 04/15/27	4,887
50,248	Wachovia Capital Trust III, VAR, 5.570%, 07/05/11 (m) (x)	46,505

		156,484

	Consumer Finance — 2.5%
	Ally Financial, Inc.,
22,325	6.250%, 12/01/17 (e)	22,998
5,053	6.750%, 12/01/14	5,381
6,100	7.500%, 09/15/20	6,565
60,174	8.000%, 11/01/31	66,643
	Ford Motor Credit Co. LLC,
8,250	5.750%, 02/01/21	8,314
5,525	6.625%, 08/15/17	6,022
6,800	7.500%, 08/01/12 (m)	7,198
10,500	8.000%, 06/01/14 (m)	11,793
40,445	8.000%, 12/15/16 (m)	46,812
10,500	8.125%, 01/15/20	12,331
6,850	8.700%, 10/01/14	7,817
4,980	VAR, 3.033%, 01/13/12 (m)	5,012
40,579	Springleaf Finance Corp., 6.900%, 12/15/17	38,550
5,200	Uncle Acquisition 2010 Corp., 8.625%, 02/15/19 (e)	5,460

		250,896

	Diversified Financial Services — 2.4%
7,610	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	7,724
3,500	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	3,946
7,055	Cardtronics, Inc., 8.250%, 09/01/18	7,708
	CIT Group, Inc.,
29,070	6.625%, 04/01/18 (e)	30,568
15,600	7.000%, 05/01/16	15,658
14,930	7.000%, 05/01/17	14,986
	CNG Holdings, Inc.,
5,750	12.250%, 02/15/15 (e)	6,368
1,300	13.750%, 08/15/15 (e)	1,440
6,175	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	6,345
	Deluxe Corp.,
3,797	5.125%, 10/01/14	3,835
2,258	7.000%, 03/15/19 (e)	2,269
8,132	7.375%, 06/01/15	8,417
10,793	Highland Ranch, 6.700%, 09/01/20	10,577
9,885	ILFC E-Capital Trust I, VAR, 5.970%, 12/21/65 (e)	8,305
12,270	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	10,798
	International Lease Finance Corp.,
13,040	6.250%, 05/15/19	13,089
13,910	8.250%, 12/15/20	15,614
700	8.625%, 09/15/15	776
13,045	8.750%, 03/15/17	14,774
10,950	8.875%, 09/01/17	12,483
4,465	Northern Tier Energy LLC/Northern Tier Finance Corp., 10.500%, 12/01/17 (e)	4,978
1,115	Speedy Cash, Inc., 10.750%, 05/15/18 (e)	1,155
5,955	SquareTwo Financial Corp., 11.625%, 04/01/17	6,141
12,950	Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	13,840
17,950	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	17,905

		239,699

	Insurance — 2.4%
21,670	American International Group, Inc., VAR, 8.175%, 05/15/58	23,837
24,550	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	23,568
	Fairfax Financial Holdings Ltd., (Canada),
2,510	7.750%, 06/15/17	2,705
2,875	8.250%, 10/01/15	3,221
	HUB International Holdings, Inc.,
2,800	9.000%, 12/15/14 (e)	2,916
34,325	10.250%, 06/15/15 (e) (m)	35,612
	Liberty Mutual Group, Inc.,
13,175	7.800%, 03/15/37 (e)	13,702
78,567	VAR, 10.750%, 06/15/58 (e)	106,458
	USI Holdings Corp.,
17,886	9.750%, 05/15/15 (e) (m)	18,333
8,455	VAR, 4.136%, 11/15/14 (e)	8,096

		238,448

	Real Estate Investment Trusts (REITs) — 1.0%
15,100	Aviv Healthcare Properties LP,
	7.750%, 02/15/19 (e)	15,440

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Real Estate Investment Trusts (REITs) — Continued
14,850	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	15,630
27,650	CNL Income Properties, Inc., 7.250%, 04/15/19 (e)	26,406
10,086	DuPont Fabros Technology LP, 8.500%, 12/15/17	11,107
12,429	First Industrial LP, 6.420%, 06/01/14	13,183
8,500	Host Hotels & Resorts, Inc., 6.000%, 11/01/20	8,510
5,012	Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/01/18	5,125

		95,401

	Real Estate Management & Development — 0.1%
7,745	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	7,842

	Total Financials	993,328

Health Care — 4.7%
	Biotechnology — 0.0% (g)
1,925	Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	2,122

	Health Care Equipment & Supplies — 0.2%
13,650	Biomet, Inc., 10.000%, 10/15/17 (m)	15,084
2,286	VWR Funding, Inc., 10.750%, 06/30/17 (e)	2,323

		17,407

	Health Care Providers & Services — 3.3%
6,436	Capella Healthcare, Inc., 9.250%, 07/01/17 (e)	6,951
24,205	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	24,992
	DaVita, Inc.,
8,500	6.375%, 11/01/18	8,702
8,450	6.625%, 11/01/20	8,661
8,669	FMC Finance III S.A., (Luxembourg), 6.875%, 07/15/17	9,222
3,200	Fresenius Medical Care Capital Trust IV, 7.875%, 06/15/11	3,205
6,000	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	5,895
	HCA, Inc.,
3,716	5.750%, 03/15/14	3,827
2,550	6.300%, 10/01/12 (m)	2,652
5,553	6.375%, 01/15/15	5,719
1,275	6.750%, 07/15/13	1,347
5,275	7.250%, 09/15/20	5,750
8,556	8.500%, 04/15/19	9,572
2,050	9.125%, 11/15/14	2,143
24,025	9.250%, 11/15/16 (m)	25,647
5,800	9.875%, 02/15/17	6,489
9,200	PIK, 10.375%, 11/15/16	9,844
8,992	Health Management Associates, Inc., 6.125%, 04/15/16	9,397
30,800	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19 (e)	30,992
5,200	LifePoint Hospitals, Inc., 6.625%, 10/01/20 (e)	5,395
18,600	Multiplan, Inc., 9.875%, 09/01/18 (e)	20,088
6,395	Omega Healthcare Investors, Inc., 6.750%, 10/15/22 (e)	6,379
	Omnicare, Inc.,
8,501	6.875%, 12/15/15	8,735
2,750	7.750%, 06/01/20	2,953
8,400	OnCure Holdings, Inc., 11.750%, 05/15/17	8,757
8,100	Radiation Therapy Services, Inc., 9.875%, 04/15/17	8,211
19,814	Select Medical Corp., 7.625%, 02/01/15	20,062
	Tenet Healthcare Corp.,
13,394	8.875%, 07/01/19	14,901
425	9.000%, 05/01/15	463
425	10.000%, 05/01/18	486
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
11,862	7.750%, 02/01/19 (e)	12,218
12,400	8.000%, 02/01/18	12,927
20,950	8.000%, 02/01/18 (e)	21,788
	Ventas Realty LP/Ventas Capital Corp.,
1,899	6.500%, 06/01/16	1,965
3,000	6.750%, 04/01/17	3,195

		329,530

	Pharmaceuticals — 1.2%
14,378	Catalent Pharma Solutions, Inc., PIK, 9.500%, 04/15/15	14,576
10,120	Celtic Pharma Phinco B.V., PIK, 17.000%, 06/15/12 (f) (i)	5,060
	Elan Finance plc/Elan Finance Corp., (Ireland),
18,900	8.750%, 10/15/16	20,223
19,700	8.750%, 10/15/16 (e)	21,030
3,650	Giant Funding Corp., 8.250%, 02/01/18 (e)	3,841
16,802	Mylan, Inc., 7.875%, 07/15/20 (e)	18,608
4,865	Talecris Biotherapeutics Holdings Corp., 7.750%, 11/15/16	5,449
	Valeant Pharmaceuticals International,
9,225	6.500%, 07/15/16 (e)	9,179
5,450	6.750%, 10/01/17 (e)	5,395
9,400	6.875%, 12/01/18 (e)	9,259
10,570	7.000%, 10/01/20 (e)	10,359
950	7.250%, 07/15/22 (e)	931

		123,910

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Pharmaceuticals — Continued
	Total Health Care	472,969

Industrials — 8.9%
	Aerospace & Defense — 1.3%
	Alliant Techsystems, Inc.,
1,411	6.750%, 04/01/16	1,450
6,380	6.875%, 09/15/20	6,715
6,575	BE Aerospace, Inc., 6.875%, 10/01/20	6,937
6,145	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	5,377
16,700	CPI International Acquisition, Inc., 8.000%, 02/15/18 (e)	16,804
	Esterline Technologies Corp.,
4,910	6.625%, 03/01/17	5,094
1,565	7.000%, 08/01/20	1,667
1,250	Hexcel Corp., 6.750%, 02/01/15	1,276
	Huntington Ingalls Industries, Inc.,
14,540	6.875%, 03/15/18 (e)	15,158
7,270	7.125%, 03/15/21 (e)	7,588
17,610	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17 (e)	19,371
2,777	Moog, Inc., 7.250%, 06/15/18	2,950
	Spirit Aerosystems, Inc.,
13,558	6.750%, 12/15/20	13,829
4,500	7.500%, 10/01/17	4,838
	Triumph Group, Inc.,
10,066	8.000%, 11/15/17	10,783
8,380	8.625%, 07/15/18	9,271

		129,108

	Air Freight & Logistics — 0.0% (g)
4,698	AMGH Merger Sub, Inc., 9.250%, 11/01/18 (e)	5,045

	Airlines — 1.1%
384	American Airlines Pass Through Trust 2001-01, 7.377%, 05/23/19	359
2,500	American Airlines Pass Through Trust 2011-01, 7.000%, 01/31/18 (e)	2,412
14,059	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	13,989
2,045	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	2,127
12,862	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	13,505
2,561	Continental Airlines 2006-1 Class G Pass-Through Trust, VAR, FGIC, 0.659%, 06/02/13	2,459
5,495	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	5,550
3,200	Continental Airlines, Inc., 6.750%, 09/15/15 (e)	3,248
	Delta Air Lines, Inc.,
5,321	8.021%, 08/10/22	5,448
6,732	8.954%, 08/10/14	6,941
602	9.500%, 09/15/14 (e)	649
541	9.750%, 12/17/16	573
	Northwest Airlines, Inc.,
32,890	7.027%, 11/01/19	33,548
1,933	8.028%, 11/01/17	1,992
8,482	UAL 2007-1 Pass Through Trust, 6.636%, 07/02/22	8,588
	UAL 2007-1 Pass-Through Trust,
1,006	7.336%, 07/02/19	946
1,324	VAR, 2.707%, 07/02/14	1,218
4,596	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	5,245

		108,797

	Building Products — 0.7%
5,460	Associated Materials LLC, 9.125%, 11/01/17 (e)	5,644
	Building Materials Corp of America,
12,540	6.750%, 05/01/21 (e)	12,634
19,475	6.875%, 08/15/18 (e)	19,865
5,265	7.000%, 02/15/20 (e)	5,502
8,225	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	8,513
567	Masco Corp., 5.850%, 03/15/17	580
15,300	Nortek, Inc., 8.500%, 04/15/21 (e)	14,592

		67,330

	Commercial Services & Supplies — 1.4%
5,975	B-Corp Merger Sub, Inc., 8.250%, 06/01/19 (e)	6,042
10,825	CDRT Merger Sub, Inc., 8.125%, 06/01/19 (e)	10,920
	Cenveo Corp.,
24,263	8.875%, 02/01/18	24,627
9,250	10.500%, 08/15/16 (e)	9,319
	FTI Consulting, Inc.,
8,500	6.750%, 10/01/20 (e)	8,670
2,000	7.750%, 10/01/16	2,085
12,104	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	12,951
5,030	Geo Group, Inc. (The), 6.625%, 02/15/21 (e)	5,043
	Harland Clarke Holdings Corp.,
8,297	9.500%, 05/15/15	7,882
25,740	VAR, 6.000%, 05/15/15	22,265
	Iron Mountain, Inc.,
2,938	8.000%, 06/15/20	3,100
631	8.375%, 08/15/21	675
3,205	8.750%, 07/15/18	3,353
2,485	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	2,740
2,465	Mobile Mini, Inc., 7.875%, 12/01/20 (e)	2,607
	Quebecor World Capital Corp., (Canada),

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Commercial Services & Supplies — Continued
8,325	6.125%, 11/15/13 (d)	541
6,815	6.500%, 08/01/27 (d)	443
3,825	9.750%, 01/15/15 (c) (d)	249
	RR Donnelley & Sons Co.,
8,100	7.250%, 05/15/18	8,200
4,150	7.625%, 06/15/20	4,210
5,210	WCA Waste Corp., 7.500%, 06/15/19 (e)	5,210

		141,132

	Construction & Engineering — 0.8%
2,200	Dycom Investments, Inc., 7.125%, 01/15/21 (e)	2,272
2,580	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (e)	2,638
1,000	New Enterprise Stone & Lime Co., 11.000%, 09/01/18 (e)	966
	RSC Equipment Rental, Inc./RSC Holdings III LLC,
15,440	8.250%, 02/01/21	15,942
12,919	9.500%, 12/01/14 (m)	13,532
9,400	Tutor Perini Corp., 7.625%, 11/01/18 (e)	9,341
	United Rentals North America, Inc.,
11,750	8.375%, 09/15/20	12,220
12,250	9.250%, 12/15/19 (m)	13,720
8,865	10.875%, 06/15/16	10,162

		80,793

	Electrical Equipment — 0.2%
	Belden, Inc.,
3,408	7.000%, 03/15/17	3,519
5,315	9.250%, 06/15/19	5,946
5,910	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	6,205

		15,670

	Environmental Services — 0.1%
	Casella Waste Systems, Inc.,
2,395	7.750%, 02/15/19 (e)	2,425
7,455	11.000%, 07/15/14	8,424

		10,849

	Industrial Conglomerates — 0.4%
26,680	JB Poindexter & Co., Inc., 8.750%, 03/15/14 (m)	27,013
12,725	Trimas Corp., 9.750%, 12/15/17 (m)	14,141

		41,154

	Machinery — 0.5%
4,585	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	4,774
9,000	Briggs & Stratton Corp., 6.875%, 12/15/20	9,495
3,100	Columbus McKinnon Corp., 7.875%, 02/01/19 (e)	3,209
4,778	Commercial Vehicle Group, Inc., 7.875%, 04/15/19 (e)	4,886
3,000	Griffon Corp., 7.125%, 04/01/18 (e)	3,060
	SPX Corp.,
5,175	6.875%, 09/01/17 (e)	5,537
1,325	7.625%, 12/15/14	1,478
4,550	Thermadyne Holdings Corp., 9.000%, 12/15/17 (e)	4,834
8,165	Titan International, Inc., 7.875%, 10/01/17 (e)	8,777

		46,050

	Marine — 1.5%
13,805	ACL I Corp., PIK, 10.625%, 02/15/16 (e)	13,805
12,673	American Petroleum Tankers Parent LLC/AP Tankers Co., 10.250%, 05/01/15	13,465
9,400	Bluewater Holding B.V., (Netherlands), VAR, 3.275%, 07/17/14 (e)	7,802
	CMA CGM S.A., (France),
13,918	7.250%, 02/01/13 (e)	14,127
11,875	8.500%, 04/15/17 (e)	10,806
16,586	Commercial Barge Line Co., 12.500%, 07/15/17	19,240
22,860	General Maritime Corp., 12.000%, 11/15/17	20,117
7,830	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17 (e)	8,006
24,321	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	26,084
4,500	Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	4,590
13,780	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	13,849

		151,891

	Road & Rail — 0.9%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4,475	7.750%, 05/15/16	4,603
6,175	8.250%, 01/15/19	6,399
18,295	9.625%, 03/15/18	20,079
14	Hertz Corp. (The), 8.875%, 01/01/14	15
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
5,975	6.125%, 06/15/21 (e)	6,005
5,873	6.625%, 12/15/20 (e)	6,137
6,277	Kansas City Southern Railway, 8.000%, 06/01/15 (m)	6,826
	Quality Distribution LLC/QD Capital Corp.,
10,515	9.875%, 11/01/18 (e)	11,041

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Road & Rail — Continued
171	PIK, 11.750%, 11/01/13	171
23,824	RailAmerica, Inc., 9.250%, 07/01/17	26,385

		87,661

	Total Industrials	885,480

Information Technology — 4.0%
	Communications Equipment — 0.9%
	Avaya, Inc.,
14,925	7.000%, 04/01/19 (e)	14,589
44,750	9.750%, 11/01/15	46,484
15,520	Brightstar Corp., 9.500%, 12/01/16 (e)	16,607
	EH Holding Corp.,
8,250	6.500%, 06/15/19 (e)	8,343
5,000	7.625%, 06/15/21 (e)	5,112

		91,135

	Computers & Peripherals — 0.5%
	Seagate HDD Cayman, (Cayman Islands),
7,390	6.875%, 05/01/20 (e)	7,445
3,865	7.000%, 11/01/21 (e)	3,923
15,610	7.750%, 12/15/18 (e)	16,430
18,075	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	19,250
8,400	Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., 12.000%, 03/29/15	7,917

		54,965

	Electronic Equipment, Instruments & Components — 0.5%
15,559	Intcomex, Inc., 13.250%, 12/15/14	16,181
12,358	Kemet Corp., 10.500%, 05/01/18	13,934
	Sanmina-SCI Corp.,
2,149	8.125%, 03/01/16	2,230
3,200	VAR, 3.059%, 06/15/14 (e)	3,184
2,219	Smart Modular Technologies WWH, Inc., (Cayman Islands), VAR, 5.805%, 04/01/12 (f) (i)	2,219
9,527	Viasystems, Inc., 12.000%, 01/15/15 (e)	10,765

		48,513

	Internet Software & Services — 0.2%
10,880	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	11,002
7,225	Equinix, Inc., 8.125%, 03/01/18	7,803

		18,805

	IT Services — 1.0%
625	Compucom Systems, Inc., 12.500%, 10/01/15 (e)	671
416	Fidelity National Information Services, Inc., 7.875%, 07/15/20	459
	First Data Corp.,
4,795	8.250%, 01/15/21 (e)	4,783
1,080	8.875%, 08/15/20 (e)	1,172
1,073	9.875%, 09/24/15	1,108
25,067	12.625%, 01/15/21 (e)	27,260
22,520	iGate Corp., 9.000%, 05/01/16 (e)	23,139
3,045	Interactive Data Corp., 10.250%, 08/01/18 (e)	3,395
17,475	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	16,470
15,310	Stream Global Services, Inc., 11.250%, 10/01/14	16,612
1,050	SunGard Data Systems, Inc., 10.625%, 05/15/15	1,147
2,395	Unisys Corp., 12.750%, 10/15/14 (e)	2,829

		99,045

	Semiconductors & Semiconductor Equipment — 0.9%
	Advanced Micro Devices, Inc.,
9,370	7.750%, 08/01/20	9,838
11,000	8.125%, 12/15/17	11,633
	Amkor Technology, Inc.,
13,120	6.625%, 06/01/21 (e)	13,120
10,090	7.375%, 05/01/18	10,519
449	9.250%, 06/01/16	471
	Freescale Semiconductor, Inc.,
8,000	9.250%, 04/15/18 (e)	8,920
9,240	10.125%, 03/15/18 (e)	10,522
1,505	10.750%, 08/01/20 (e)	1,731
11,478	MEMC Electronic Materials, Inc., 7.750%, 04/01/19 (e)	11,765
	NXP B.V./NXP Funding LLC, (Netherlands),
1,100	9.750%, 08/01/18 (e)	1,270
5,270	VAR, 3.028%, 10/15/13 (e)	5,244
2,850	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	3,092

		88,125

	Total Information Technology	400,588

Materials — 8.0%
	Chemicals — 1.8%
7,869	Celanese US Holdings LLC, 6.625%, 10/15/18	8,292
	CF Industries, Inc.,
10,150	6.875%, 05/01/18	11,660
5,085	7.125%, 05/01/20	5,956
23,495	Chemtura Corp., 7.875%, 09/01/18 (e)	25,492
	Lyondell Chemical Co.,
16,111	8.000%, 11/01/17 (e)	18,125
45,380	11.000%, 05/01/18	51,109
7,085	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (e)	7,368
151	Nova Chemicals Corp., (Canada), 6.500%, 01/15/12	154
6,770	Omnova Solutions, Inc., 7.875%, 11/01/18 (e)	6,846
41,510	PolyOne Corp., 7.375%, 09/15/20	44,468

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Chemicals — Continued
4,510	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	5,260

		184,730

	Construction Materials — 0.4%
	Cemex S.A.B. de C.V., (Mexico),
2,350	9.000%, 01/11/18 (e)	2,450
12,000	VAR, 5.301%, 09/30/15 (e)	11,865
13,560	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	14,289
12,600	Texas Industries, Inc., 9.250%, 08/15/20	13,340

		41,944

	Containers & Packaging — 1.7%
	Ardagh Packaging Finance plc, (Ireland),
4,400	7.375%, 10/15/17 (e)	4,697
7,750	9.125%, 10/15/20 (e)	8,525
	Ball Corp.,
8,000	5.750%, 05/15/21	8,040
4,125	6.750%, 09/15/20	4,388
1,650	7.125%, 09/01/16	1,807
1,650	7.375%, 09/01/19	1,794
	Berry Plastics Corp.,
5,750	8.250%, 11/15/15	6,167
18,266	9.500%, 05/15/18	18,585
8,750	9.750%, 01/15/21	8,761
5,450	Berry Plastics Holding Corp., VAR, 5.028%, 02/15/15	5,396
1,500	BWAY Holding Co., 10.000%, 06/15/18	1,672
12,863	Constar International, Inc., VAR, 0.000%, 02/15/12 (d)	5,660
4,000	Graham Packaging Co. LP/GPC Capital Corp. I, 8.250%, 10/01/18	4,360
	Graphic Packaging International, Inc.,
5,200	7.875%, 10/01/18	5,668
4,275	9.500%, 06/15/17	4,767
1,000	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	1,105
	Plastipak Holdings, Inc.,
5,019	8.500%, 12/15/15 (e)	5,232
8,500	10.625%, 08/15/19 (e)	9,754
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
6,600	0.000%, 10/15/16 (e)	7,062
11,100	6.875%, 02/15/21 (e)	11,447
5,383	7.125%, 04/15/19 (e)	5,598
11,540	8.250%, 02/15/21 (e)	11,742
13,525	8.500%, 05/15/18 (e)	14,066
5,725	9.000%, 04/15/19 (e)	6,076
5,925	Solo Cup Co., 10.500%, 11/01/13	6,177

		168,546

	Metals & Mining — 2.1%
3,748	AK Steel Corp., 7.625%, 05/15/20	3,898
9,475	Aleris International, Inc., 7.625%, 02/15/18 (e)	9,866
	APERAM, (Luxembourg),
4,900	7.375%, 04/01/16 (e)	5,077
5,500	7.750%, 04/01/18 (e)	5,679
1,323	Arch Western Finance LLC, 6.750%, 07/01/13	1,328
8,420	Atkore International, Inc., 9.875%, 01/01/18 (e)	9,136
1,000	Edgen Murray Corp., 12.250%, 01/15/15	1,025
13,956	Essar Steel Algoma, Inc., (Canada), 9.375%, 03/15/15 (e)	14,113
15,425	FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e)	16,042
3,875	Gibraltar Industries, Inc., 8.000%, 12/01/15	3,982
3,300	James River Escrow, Inc., 7.875%, 04/01/19 (e)	3,366
6,170	JMC Steel Group, 8.250%, 03/15/18 (e)	6,370
18,380	Murray Energy Corp., 10.250%, 10/15/15 (e)	19,804
7,169	Noranda Aluminum Acquisition Corp., PIK, 4.417%, 05/15/15	6,882
	Novelis, Inc., (Canada),
16,820	8.375%, 12/15/17	18,334
6,255	8.750%, 12/15/20	6,912
9,375	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	10,055
4,500	Ryerson, Inc., 12.000%, 11/01/15	4,849
13,775	Severstal Columbus LLC, 10.250%, 02/15/18	15,290
5,950	Steel Dynamics, Inc., 7.625%, 03/15/20	6,456
7,865	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	7,983
4,605	Thompson Creek Metals Co., Inc., (Canada), 7.375%, 06/01/18 (e)	4,657
	United States Steel Corp.,
1,075	6.050%, 06/01/17	1,085
5,231	7.000%, 02/01/18	5,453
9,685	7.375%, 04/01/20	10,145
5,469	Wolverine Tube, Inc., PIK, 15.000%, 03/31/12 (d)	2,734
6,675	Xinergy Corp., 9.250%, 05/15/19 (e)	6,783

		207,304

	Paper & Forest Products — 2.0%
27,726	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	30,533
	Abitibi-Consolidated Co. of Canada, (Canada),
8,431	6.000%, 06/20/13 (d)	74
20,371	8.375%, 04/01/15 (d)	178
	Abitibi-Consolidated, Inc.,
3,880	7.400%, 04/01/18 (d)	34
2,425	7.500%, 04/01/28 (d)	21

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Paper & Forest Products — Continued
15,841	7.750%, 06/15/11 (d)	138
680	8.550%, 08/01/10 (d)	6
44,081	8.850%, 08/01/30 (d)	386
17,760	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	18,826
5,250	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	5,670
4,150	Bowater Canada Finance Corp., (Canada), 7.950%, 11/15/11 (d)	1,203
	Cascades, Inc., (Canada),
6,710	7.750%, 12/15/17	7,113
4,000	7.875%, 01/15/20	4,220
	Domtar Corp.,
2,015	7.125%, 08/15/15	2,227
5,377	10.750%, 06/01/17	6,909
	Georgia-Pacific LLC,
7,090	7.125%, 01/15/17 (e)	7,533
3,800	8.250%, 05/01/16 (e)	4,313
9,200	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	9,338
	NewPage Corp.,
14,500	10.000%, 05/01/12	6,108
68,532	11.375%, 12/31/14	66,134
7,000	VAR, 6.523%, 05/01/12	2,931
6,810	P.H. Glatfelter Co., 7.125%, 05/01/16	7,023
2,070	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	2,386
3,200	Potlatch Corp., 7.500%, 11/01/19	3,400
1,100	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e)	1,114
	Smurfit-Stone Container Enterprises, Inc.,
25,818	8.000%, 03/15/17 (d) (f) (i)	645
19,431	8.375%, 07/01/12 (d) (f) (i)	486
	Verso Paper Holdings LLC/Verso Paper, Inc.,
8,000	8.750%, 02/01/19 (e)	8,000
945	11.500%, 07/01/14	1,025

		197,974

	Total Materials	800,498

Telecommunication Services — 5.1%
	Diversified Telecommunication Services — 2.4%
	Cincinnati Bell, Inc.,
37	7.000%, 02/15/15	37
7,125	8.250%, 10/15/17	7,259
4,840	8.750%, 03/15/18	4,671
	Clearwire Communications LLC/Clearwire Finance, Inc.,
160	12.000%, 12/01/15 (e)	174
49,404	12.000%, 12/01/15 (e)	54,036
	Frontier Communications Corp.,
6,340	7.125%, 03/15/19	6,554
800	8.125%, 10/01/18	879
775	8.250%, 05/01/14	858
3,945	8.250%, 04/15/17	4,330
13,095	8.500%, 04/15/20	14,355
3,945	8.750%, 04/15/22	4,315
2,965	Global Crossing Ltd., (Bermuda), 12.000%, 09/15/15	3,462
5,000	Level 3 Communications, Inc., 11.875%, 02/01/19 (e)	5,538
7,800	Level 3 Escrow, Inc., 8.125%, 07/01/19 (e)	7,878
	Level 3 Financing, Inc.,
5,500	8.750%, 02/15/17	5,665
25,022	9.250%, 11/01/14 (m)	25,773
22,370	9.375%, 04/01/19 (e)	23,544
14,015	PAETEC Holding Corp., 8.875%, 06/30/17 (m)	15,206
	Qwest Communications International, Inc.,
17,455	7.125%, 04/01/18	18,917
2,500	7.500%, 02/15/14	2,534
4,115	8.000%, 10/01/15	4,506
	Qwest Corp.,
1,000	7.500%, 10/01/14 (m)	1,135
996	7.625%, 06/15/15 (m)	1,144
1,000	8.375%, 05/01/16	1,187
	Windstream Corp.,
500	7.000%, 03/15/19	516
2,500	7.750%, 10/01/21	2,706
8,200	7.875%, 11/01/17	8,969
10,190	8.125%, 09/01/18	11,120

		237,268

	Wireless Telecommunication Services — 2.7%
6,160	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	6,768
	Cricket Communications, Inc.,
4,810	7.750%, 05/15/16	5,110
27,325	7.750%, 10/15/20	27,052
3,720	Crown Castle International Corp., 9.000%, 01/15/15	4,129
4,270	iPCS, Inc., VAR, 2.398%, 05/01/13	4,137
	MetroPCS Wireless, Inc.,
5,000	6.625%, 11/15/20	4,987
6,200	7.875%, 09/01/18	6,673
68,800	Nextel Communications, Inc., 7.375%, 08/01/15 (m)	69,230
	NII Capital Corp.,
19,530	8.875%, 12/15/19	21,629
7,455	10.000%, 08/15/16	8,555
1,025	SBA Telecommunications, Inc., 8.250%, 08/15/19	1,129
	Sprint Nextel Corp.,
67,435	6.000%, 12/01/16 (m)	68,615
5,425	8.375%, 08/15/17	6,117
8,197	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	8,661

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Wireless Telecommunication Services — Continued
	Wind Acquisition Finance S.A., (Luxembourg),
9,025	7.250%, 02/15/18 (e)	9,589
10,915	11.750%, 07/15/17 (e)	12,689
8,306	PIK, 12.250%, 07/15/17 (e)	10,279

		275,349

	Total Telecommunication Services	512,617

Utilities — 4.5%
	Electric Utilities — 0.1%
2,500	PNM Resources, Inc., 9.250%, 05/15/15	2,837
8,000	Public Service Co. of New Mexico, 7.950%, 05/15/18	9,169

		12,006

	Gas Utilities — 0.0% (g)
8,570	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (e)	8,570

	Independent Power Producers & Energy Traders — 3.7%
	AES Eastern Energy LP,
2,870	9.000%, 01/02/17	1,951
29,145	9.670%, 01/02/29	20,839
8,275	Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	9,020
	Calpine Corp.,
10,011	7.250%, 10/15/17 (e)	10,411
45,750	7.500%, 02/15/21 (e)	47,580
16,900	7.875%, 01/15/23 (e)	17,703
5,075	Calpine Generating Co. LLC, HB, 4,823.931%, 04/01/11 (d)	672
	Dynegy Holdings, Inc.,
12,200	7.125%, 05/15/18 (m)	8,540
3,900	7.500%, 06/01/15	3,286
48,825	7.750%, 06/01/19	35,642
151	8.375%, 05/01/16	125
41,590	Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16 (m)	38,367
	Edison Mission Energy,
13,102	7.000%, 05/15/17	10,842
58,706	7.200%, 05/15/19 (m)	47,552
3,980	First Wind Capital LLC, 10.250%, 06/01/18 (e)	4,060
828	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	781
19,285	GenOn Energy, Inc., 9.875%, 10/15/20	20,297
	Homer City Funding LLC,
4,948	8.137%, 10/01/19	4,627
9,167	8.734%, 10/01/26	8,296
14,581	Midwest Generation LLC, 8.560%, 01/02/16	15,237
1,949	Mirant Mid Atlantic Pass Through Trust, 10.060%, 12/30/28	2,182
	NRG Energy, Inc.,
13,325	7.375%, 01/15/17 (m)	14,058
9,145	7.625%, 05/15/19 (e)	9,133
9,740	7.875%, 05/15/21 (e)	9,752
11,050	8.500%, 06/15/19	11,437
2,248	Ormat Funding Corp., 8.250%, 12/30/20 (m)	2,214
2,600	RRI Energy, Inc., 7.875%, 06/15/17 (m)	2,613
13,903	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	8,863

		366,080

	Multi-Utilities — 0.7%
	Energy Future Holdings Corp.,
11,306	9.750%, 10/15/19	11,931
650	10.875%, 11/01/17	592
51,540	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	56,058

		68,581

	Total Utilities	455,237

	Total Corporate Bonds (Cost $7,518,474)	8,045,167

SHARES
Common Stocks — 1.0%
Consumer Discretionary — 0.5%
	Automobiles — 0.4%
1,280	General Motors Co. (a)	40,728

	Broadcasting & Cable TV — 0.0% (g)
9,055	Adelphia Recovery Trust	90

	Leisure Equipment & Products — 0.1%
458	New True Temper Holdings Corp., Inc. (a) (f) (i)	4,193

	Textiles, Apparel & Luxury Goods — 0.0% (g)
228	Broder Brothers Co. (a) (f) (i)	2,456
66	WestPoint International, Inc. (a) (f) (i)	—

		2,456
	Total Consumer Discretionary	47,467

Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
585	Eurofresh, Inc., ADR (a) (f) (i)	474

Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
22	Quad/Graphics, Inc.	928

Information Technology — 0.1%
	Computers & Peripherals — 0.0% (g)
575	Stratus Technologies, Inc., ADR (a) (f) (i)	—

	IT Services — 0.0% (g)
92	Unisys Corp. (a)	2,570

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Semiconductors & Semiconductor Equipment — 0.1%
325	MagnaChip Semiconductor S.A., ADR (a) (f) (i)	3,388
236	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg) (a) (c) (f) (i)	2,454

		5,842
	Total Information Technology	8,412

Materials — 0.4%
	Chemicals — 0.2%
482	LyondellBasell Industries N.V., (Netherlands), Class A	21,109

	Construction Materials — 0.0% (g)
399	U.S. Concrete, Inc. (a)	3,826

	Paper & Forest Products — 0.2%
787	AbitibiBowater, Inc., (Canada) (a)	19,511
— (h)	Rock-Tenn Co., Class A	—	(h)

		19,511
	Total Materials	44,446

Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
2	AboveNet, Inc.	136
1	XO Holdings, Inc. (a)	1

		137
	Wireless Telecommunication Services — 0.0% (g)
— (h)	USA Mobility, Inc.	1

	Total Telecommunication Services	138

Utilities — 0.0% (g)
	Independent Power Producers & Energy Traders — 0.0% (g)
19	GenOn Energy, Inc. (a)	77

	Total Common Stocks (Cost $93,973)	101,942

Preferred Stocks — 0.6%
Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
63	General Motors Co., 4.750%, 12/01/13	3,156

	Media — 0.0% (g)
77	Spanish Broadcasting System, Inc. (a) (f) (i)	1
1	Spanish Broadcasting System, Inc., PIK, 10.750%, 04/01/11 (a) (f) (i) (x)	700

		701

	Total Consumer Discretionary	3,857

Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
1	Eurofresh, Inc., ADR (a) (f) (i)	817

Financials — 0.6% (g)
	Commercial Banks — 0.2%
112	CoBank ACB, 7.000%, 07/05/11 (e) (x)	5,523
95	CoBank ACB, Series C, 11.000%, 07/01/13 (e) (x)	5,415
161	CoBank ACB, Series D, 11.000%, 10/01/14 (x)	9,186

		20,124

	Consumer Finance — 0.4%
20	Ally Financial, Inc., 7.000%, 12/31/11 (e) (x)	19,198
326	Citigroup Capital XIII, VAR, 7.875%, 10/30/40	9,100
226	GMAC Capital Trust I, VAR, 8.125%, 02/15/40 (a)	5,937

		34,235

	Total Financials	54,359

Information Technology — 0.0% (g)
	Computers & Peripherals — 0.0% (g)
131	Stratus Technologies, Inc., ADR (a) (f) (i)	—

	Total Preferred Stocks (Cost $62,796)	59,033

PRINCIPAL AMOUNT ($)
Loan Participations & Assignments — 13.4%
Consumer Discretionary — 5.4%
	Auto Components — 0.2%
20,025	Remy International, Inc., Term Loan B, VAR, 6.250%, 02/16/16	20,125
2,943	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	2,954

		23,079
	Automobiles — 0.4%
41,000	Chrysler, Term Loan B, VAR, 6.000%, 05/30/17	40,767
–(h)	Ford Motor Co., Tranche B1 Term Loan, VAR, 2.950%, 12/15/13	—	(h)

		40,767

	Diversified Consumer Services — 0.1%
11,600	Tishman Speyer Office, Term Loan, 05/04/12 ^	11,600

	Gaming — 1.3%
14,958	Boyd Gaming Corp., 1st Lien Term Loan, VAR, 3.691%, 12/17/15	14,556
24,000	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	24,345
1,000	Citycenter Holdings, Inc., Term Loan, VAR, 7.500%, 01/21/15	1,007
	Golden Nugget, Inc., Additional Term Advance,
221	VAR, 3.200%, 06/30/14	194
73	VAR, 3.200%, 06/30/14	64
67	VAR, 3.200%, 06/30/14	59
74	VAR, 3.200%, 06/30/14	65

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Gaming— Continued
	Golden Nugget, Inc., Term Advance,
401	VAR, 3.200%, 06/30/14	351
365	VAR, 3.200%, 06/30/14	320
	Harrah’s Entertainment Operating Co., Inc., Term B-2 Loan,
22,007	VAR, 3.194%, 01/28/15	20,404
49,019	VAR, 3.274%, 01/28/15	45,448
	Isle of Capri Casinos, Inc., Term Loan B,
4,845	VAR, 4.750%, 03/24/17	4,859
242	VAR, 4.750%, 03/24/17	243
	MGM Resorts International, Class C Loan,
7,293	VAR, 7.000%, 02/21/14	7,255
2,707	VAR, 7.000%, 02/21/14	2,694
11,500	MGM Resorts International, Extended Term Loan E, VAR, 7.000%, 02/21/14	11,441

		133,305

	Hotels, Restaurants & Leisure — 0.4%
4,547	Dine Equity Inc., Term Loan, VAR, 4.250%, 10/01/17	4,559
	Outback Steakhouse, Prefunded RC Commitment,
1,671	VAR, 0.093%, 06/14/13	1,623
469	VAR, 0.130%, 06/14/13	456
23,726	Outback Steakhouse, Term Loan B, VAR, 2.500%, 06/14/14	23,040
4,243	Wendy’s/Arby’s Restaurants LLC, Term Loan, VAR, 5.000%, 05/24/17	4,252

		33,930

	Media — 1.9%
8,965	Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17	8,999
20,989	Cengage Learning Acquisitions, Term Loan, VAR, 2.440%, 07/03/14	19,542
34,626	Clear Channel Communications, Inc., Term Loan B, VAR, 3.841%, 01/29/16	30,334
	Entercom Radio LLC, Term Loan A,
12,331	VAR, 1.316%, 06/30/12	12,053
499	VAR, 3.375%, 06/30/12	488
5,151	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	5,153
3,700	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/11/17	3,722
2,425	Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/11/18	2,467
	Media General, Inc., Term Loan,
2,005	VAR, 4.692%, 03/29/13	1,887

6,677	VAR, 4.754%, 03/29/13	6,285

	Miramax Films LLC, 1st Lien,
863	VAR, 7.750%, 06/22/16	876
635	VAR, 7.750%, 06/22/16	644
812	VAR, 7.750%, 06/22/16	824
812	VAR, 7.750%, 06/22/16	824
18,797	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	18,803
3,820	Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	4,056
	R.H. Donnelley, Inc., Exit Term Loan,
11,848	VAR, 9.000%, 10/24/14	8,817
11,369	VAR, 9.000%, 10/24/14	8,460
3,131	VAR, 9.000%, 10/24/14	2,330
15,500	Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/25/16	15,776
7,628	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.441%, 03/31/17	7,365
25,856	Univision Communications, Inc., Initial Term Loan, VAR, 2.191%, 09/29/14	24,992
1,970	Vertis, Inc., 1st Lien Term Loan, VAR, 11.750%, 12/20/15	1,851
		186,548
	Specialty Retail — 1.1%
	Claire’s Stores, Term Loan B,
14,794	VAR, 3.023%, 05/29/14	13,608
70,588	VAR, 3.057%, 05/29/14	64,929
4	VAR, 5.000%, 05/29/14	3
10,374	Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18	10,164
	J. Crew, 1st Lien Term Loan,
29	VAR, 4.750%, 03/07/18	28
8,678	VAR, 4.750%, 03/07/18	8,500
2,893	VAR, 4.750%, 03/07/18	2,834
— (h)	Michael’s Stores, Term B-1 Loan, VAR, 2.563%, 10/31/13	—	(h)
	Michael’s Stores, Term B-2 Loan,
1,081	VAR, 4.813%, 07/31/16	1,084
2,456	VAR, 4.813%, 07/31/16	2,462
1,862	VAR, 4.813%, 07/31/16	1,866
1,721	VAR, 4.813%, 07/31/16	1,726

		107,204

	Total Consumer Discretionary	536,433

Consumer Staples — 1.0%
	Food & Staples Retailing — 0.4%
15,259	Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 02/28/18	15,060
	Rite Aid Corp., Tranche 2 Term Loan,
10,012	VAR, 1.950%, 06/04/14	9,601
8,467	VAR, 1.950%, 06/04/14	8,120
9,936	VAR, 1.960%, 06/04/14	9,528

		42,309

	Food Products — 0.3%
	Bolthouse Farms, 1st Lien Term Loan,

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Food Products — Continued
4,172	VAR, 5.500%, 02/11/16	4,198
40	VAR, 5.750%, 02/11/16	41
	Dole Food Co., Tranche B-1 Term Loan,
659	VAR, 5.000%, 02/11/17	662
659	VAR, 5.000%, 02/11/17	661
659	VAR, 5.000%, 02/11/17	661
216	VAR, 5.500%, 02/11/17	217
	Dole Food Co., Tranche C-1 Term Loan,
1,506	VAR, 5.000%, 03/02/17	1,512
1,506	VAR, 5.000%, 03/02/17	1,512
1,506	VAR, 5.000%, 03/02/17	1,512
927	VAR, 5.500%, 03/02/17	931
	Pierre Foods, Inc., 1st Lien,
9,156	VAR, 7.000%, 09/30/16	9,259
23	VAR, 7.000%, 09/30/16	23
6,160	Pierre Foods, Inc., 2nd Lien, VAR, 11.250%, 09/29/17	6,319

		27,508

	Personal Products — 0.3%
8,778	NBTY, Inc., Term B-1 Loans, VAR, 4.250%, 10/01/17	8,768
4,500	Targus, 1st Lien Term Loan, VAR, 11.000%, 05/12/16	4,410
	Visant Corp., 1st Lien Term Loan,
17,164	VAR, 5.250%, 12/22/16	17,153
43	VAR, 5.250%, 12/22/16	43

		30,374

	Total Consumer Staples	100,191

Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
5,095	Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	5,137
15,780	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	15,792
6,350	Western Refinancing, Inc., Term Loan B, VAR, 7.500%, 03/15/17	6,463

	Total Energy	27,392

Financials — 2.1%
	Capital Markets — 0.2%
21,996	Pinafore LLC, Term Loan B1, VAR, 4.250%, 09/29/16	22,037

	Diversified Financial Services — 1.4%
137,120	Capmark Financial Group, U.S. Term Loan, VAR, 5.250%, 03/23/11 (d)	81,141
7,575	Capmark Financial Group, Unsecured Bridge Loan, VAR, 5.250%, 03/23/11 (d)	4,337
	CIT Group, Inc., Tranche 3 Term Loan,
1,362	VAR, 6.250%, 08/11/15	1,374
1,246	VAR, 6.250%, 08/11/15	1,256
1,049	VAR, 6.250%, 08/11/15	1,058
3,189	VAR, 6.250%, 08/11/15	3,216
3,206	VAR, 6.250%, 08/11/15	3,233
417	VAR, 6.250%, 08/11/15	421
760	VAR, 6.250%, 08/11/15	766
760	VAR, 6.250%, 08/11/15	766
835	VAR, 6.250%, 08/11/15	842
	Clarke American Corp., Term Loan B,
8,561	VAR, 2.691%, 06/30/14	7,906
6,237	VAR, 2.691%, 06/30/14	5,760
5,173	VAR, 2.807%, 06/30/14	4,778
13,416	VAR, 2.807%, 06/30/14	12,391
8,903	VAR, 2.807%, 06/30/14	8,223
2,850	International Lease Finance Corp., Term Loan 1, VAR, 6.750%, 03/17/15	2,850

		140,318

	Insurance — 0.0% (g)
985	USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/04/14	984

	Real Estate Investment Trusts (REITs) — 0.5%
6,658	CB Richard Ellis, Delayed Draw Term Loan C, VAR, 1.625%, 03/04/18	6,625
13,564	CB Richard Ellis, Delayed Draw Term Loan D, VAR, 1.750%, 09/04/19	13,483
	I-Star, Term Loan A-1,
15,478	VAR, 5.000%, 06/28/13	15,402
14,754	VAR, 5.000%, 06/28/13	14,682

		50,192

	Total Financials	213,531

Health Care — 0.2%
	Health Care Providers & Services — 0.0% (g)
1,197	Inventive Health, Term B-1 Loan, VAR, 4.750%, 08/04/16	1,196
67	Inventive Health, Term B-2 Loan, VAR, 1.625%, 08/04/16	67
1,634	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	1,633

		2,896

	Pharmaceuticals — 0.2%
	Axcan Intermediate Holdings, Inc., Term Loan,
11,147	VAR, 5.500%, 02/11/17	11,092
1,202	VAR, 5.500%, 02/11/17	1,196
2,437	Catalent Pharma Solutions, Inc., Dollar Term Loans, VAR, 2.441%, 04/10/14	2,368

		14,656

	Total Health Care	17,552

Industrials — 1.2%
	Airlines — 0.1%
10,450	Delta Air Lines, Inc., Term Loan, VAR, 4.250%, 03/05/16	10,231

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Building Products— 0.2%
561	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.207%, 02/07/14	478
	Jacuzzi Brands, Inc., 1st Lien
	Term Loan B,
13	VAR, 2.492%, 02/07/14	11
6,142	VAR, 2.523%, 02/07/14	5,225
	Nortek, Inc., 1st Lien Term Loan,
11,882	VAR, 5.250%, 04/26/17	11,882
34	VAR, 5.250%, 04/26/17	34
34	VAR, 5.250%, 04/26/17	34

		17,664

	Commercial Services & Supplies — 0.4%
4,150	Baker Corp., Term Loan, VAR, 5.000%,06/01/18	4,160
11,372	Cenveo Corp., Term Loan, VAR, 6.250%, 12/21/16	11,450
	SCH Group, Term Loan,
14,700	1st Lien Term Loan, 04/29/17 ^	14,190
7,680	2nd Lien Term Loan, 04/29/18 ^	7,330

		37,130

	Electrical Equipment — 0.0% (g)
216	Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	216
3,445	Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17	3,438
	Generac Power Systems, Term Loan,
–(h)	VAR, 2.691%, 11/10/13	—	(h)
–(h)	VAR, 2.805%, 11/10/13	—	(h)
3,150	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	3,153

		6,807

	Industrial Conglomerates — 0.1%
12,823	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	12,788
399	BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	398

		13,186

	Industrial Machinery — 0.1%
13,307	Intelligrated Inc., Term Loan, VAR, 7.500%, 02/18/17	13,240

	Machinery — 0.2%
17,800	Milacron Holdings, Term Loan, VAR, 7.500%, 04/20/17	17,667

	Road & Rail — 0.1%
	Swift Transportation Co., Term Loan,
8,924	VAR, 6.000%, 12/21/16	8,984
981	VAR, 6.000%, 12/21/16	988

		9,972

	Total Industrials	125,897

Information Technology — 1.1%
	Communications Equipment — 0.3%
7,761	Avaya, Inc., Term Loan B1, VAR, 3.005%, 10/26/14	7,495
15,589	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.755%, 10/27/17	15,184
927	Brocade Communications Systems, Inc., Term Loan, VAR, 7.000%, 10/07/13	929
8,130	Syniverse Holdings, Inc., Term Loan B, VAR, 5.250%, 12/22/17	8,184

		31,792

	Computers & Peripherals — 0.0% (g)
3,344	Stratus Technologies, Inc., 2nd Lien Term Loan, VAR, 5.260%, 06/30/15	2,291

	Electronic Equipment, Instruments & Components — 0.2%
11,974	CDW Corp., Extended Tranche E, VAR, 4.500%, 07/15/17	11,935
185	CDW Corp., Non Extended B-1 Term Loan, VAR, 3.948%, 10/10/14	185
5,685	Sensus USA, Inc., 1st Lien Term Loan, VAR, 4.750%, 05/09/17	5,708
1,430	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 04/28/18	1,451

		19,279

	Internet Software & Services — 0.1%
	Savvis Communications Corp., Term Loan B,
966	VAR, 6.750%, 08/04/16	972
4	VAR, 6.750%, 08/04/16	4
6,783	Softlayer Technologies, Term Loan, VAR, 7.250%, 11/09/16	6,814

		7,790

	IT Services — 0.4%
1,159	CompuCom Systems, Term Loan, VAR, 3.700%, 08/23/14 (f) (i)	1,130
9,867	First Data Corp., Initial Tranche B-1, VAR, 2.945%, 09/24/14	9,226
22,924	First Data Corp., Initial Tranche B-3, VAR, 2.945%, 09/24/14	21,417
4,523	Interactive Data Corp., Term Loan B, VAR, 4.750%, 02/11/18	4,528
	Transaction Network Services, Initial Term Loan,
4,062	VAR, 6.000%, 12/01/15	4,071
63	VAR, 6.000%, 12/01/15	63

		40,435

	Semiconductors & Semiconductor Equipment — 0.1%
13,051	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.461%, 12/01/16	12,990

	Total Information Technology	114,577

Materials — 0.9%

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Chemicals — 0.6%
10,423	AZ Chem U.S., Inc., Term Loan, VAR, 4.750%, 11/19/16	10,469
7,129	Cristal Inorganic Chemicals (Millennium), 1st Lien, VAR, 2.557%, 05/15/14	7,100
7,925	Cristal Inorganic Chemicals (Millennium), 2nd Lien, VAR,
	6.057%, 11/14/14	7,895
10,355	Momentive Performance, Extended Maturity Term Loan,
	VAR, 3.750%, 05/05/15	10,208
7,615	Nexeo Solutions, Term Loan, VAR, 5.000%, 09/08/17	7,615
	Styron, 1st Lien Term Loan,
35	VAR, 6.000%, 08/02/17	35
13,831	VAR, 6.000%, 08/02/17	13,894

		57,216

	Containers & Packaging — 0.2%
	Constar International, Inc., Senior Secured Dip Note,
371	VAR, 2.000%, 10/01/11 (f) (i)	371
6,425	VAR, 9.000%, 10/01/11 (f) (i)	6,425
	Graham Packaging Co., Inc., Term Loan D,
8	VAR, 6.000%, 10/17/16	8
493	VAR, 6.000%, 10/17/16	494
495	VAR, 6.000%, 10/17/16	496
	Reynolds Group Holdings, U.S. Term Loan,
3,086	VAR, 4.250%, 02/09/18	3,085
5,966	VAR, 4.250%, 02/09/18	5,963
5,298	VAR, 4.250%, 02/09/18	5,295

		22,137

	Metals & Mining — 0.1%
7,300	American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	7,346

	Total Materials	86,699

Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
	Level 3 Communications, Tranche A Term Loan,
9,036	VAR, 2.533%, 03/13/14	8,818
21,339	VAR, 2.533%, 03/13/14	20,825
1,000	Level 3 Communications, Tranche B Term Loan, VAR, 11.500%, 03/13/14	1,063
5,425	Vonage Holdings Corp., Term Loan, VAR, 9.750%, 12/14/15	5,466

	Total Telecommunication Services	36,172

Utilities — 0.8%
	Independent Power Producers & Energy Traders — 0.8%
	Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan,
19,621	VAR, 4.706%, 10/10/17	15,525
26,597	VAR, 4.768%, 10/10/17	21,045
46,222	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 3.706%, 10/10/14	39,289
5,500	TPF Generation Holdings LLC, 2nd Lien Term Loan, VAR, 4.557%, 12/15/14	5,381

	Total Utilities	81,240

	Total Loan Participations & Assignments (Cost $1,280,350)	1,339,684

NUMBER OF RIGHTS
Rights — 0.0% (g)
Consumer Discretionary — 0.0% (g)
	Textiles, Apparel & Luxury Goods — 0.0% (g)
65	WestPoint International, Inc., expiring 06/08/18 (a) (f) (i) (Cost $—)	—

NUMBER OF WARRANTS
Warrant — 0.3%
Consumer Discretionary — 0.3%
	Automobiles — 0.3%
	General Motors Co.,
728	expiring 7/10/2016 (Strike Price $10.00) (a)	16,517
728	expiring 7/10/2019 (Strike Price $18.33) (a)	12,134

	Total Warrants (Cost $27,305)	28,651

SHARES
Short-Term Investment — 4.0%
Investment Company — 4.0%
393,222	JPMorgan Liquid Assets Money
	Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $393,222)	393,222

Investments of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
2,279	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $2,279)	2,279

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SECURITY DESCRIPTION	VALUE($)
Total Investments — 99.9% (Cost $9,388,003)	9,979,380
Other Assets in Excess of Liabilities — 0.1%	11,805

NET ASSETS — 100.0%	$9,991,185

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
FGIC	—	Insured by Financial Guaranty Insurance Co.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
PIK	—	Payment-in-Kind
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $40,223,000 which amounts to 0.4% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2011.
^	Unsettled security, coupon rate is undetermined at May 31, 2011

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$699,689
Aggregate gross unrealized depreciation	(108,312)

Net unrealized appreciation/depreciation	$591,377

Federal income tax cost of investments	$9,388,003

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$40,818	$—	$6,649		$47,467
Consumer Staples	—	—	474		474
Industrials	928	—	—		928
Information Technology	2,570	—	5,842		8,412
Materials	44,446	—	—		44,446
Telecommunication Services	138	—	—		138
Utilities	77	—	—		77
Total Common Stocks	88,977	—	12,965		101,942
Preferred Stocks
Consumer Discretionary	—	3,156	701		3,857
Consumer Staples	—	—	817		817
Financials	—	54,359	—		54,359
Information Technology	—	—	—	(a)	—	(a)
Total Preferred Stocks	—	57,515	1,518		59,033
Debt Securities
Asset-Backed Securities	—	121	7,031		7,152
Convertible Bonds
Materials	—	2,250	—		2,250
Corporate Bonds
Consumer Discretionary	—	2,072,203	43		2,072,246
Consumer Staples	—	344,708	2,330		347,038
Energy	—	1,105,166	—		1,105,166
Financials	—	993,328	—		993,328
Health Care	—	467,909	5,060		472,969
Industrials	—	885,480	—		885,480
Information Technology	—	398,369	2,219		400,588
Materials	—	799,367	1,131		800,498
Telecommunication Services	—	512,617	—		512,617
Utilities	—	455,237	—		455,237

Total Corporate Bonds	—	8,034,384	10,783		8,045,167

Loan Participations & Assignments
Consumer Discretionary	—	536,433	—		536,433
Consumer Staples	—	100,191	—		100,191
Energy	—	27,392	—		27,392
Financials	—	213,531	—		213,531
Health Care	—	17,552	—		17,552
Industrials	—	125,897	—		125,897
Information Technology	—	113,447	1,130		114,577
Materials	—	79,903	6,796		86,699
Telecommunication Services	—	36,172	—		36,172

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Utilities	–	81,240	–		81,240
Total Loan Participations & Assignments	–	1,331,758	7,926		1,339,684
Rights
Consumer Discretionary	–	–	–(a	)	–(a	)
Warrants
Consumer Discretionary	–	28,651	–		28,651
Short-Term Investments
Investment Companies	393,222	–	–		393,222
Investments of Cash Collateral for Securities on Loan
Investment Companies	2,279	–	–		2,279
Total Investments in Securities	$484,478	$9,454,679	$40,223		$9,979,380

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/11
Investments in Securities
Asset Backed Securities	$6,960		$–	$107	$12	$–		$(48)	$–	$–	$7,031
Common Stocks - Consumer Discretionary	3,666		–	2,983	–	–		–	–	–	6,649
Common Stocks - Consumer Staples	439		–	35	–	–		–	–	–	474
Common Stocks - Information Technology	10,896		–	(5,054)	–	–		–	–	–	5,842
Corporate Bonds - Consumer Discretionary	2,735		–	43	–	–	(a)	–	–	(2,735)	43
Corporate Bonds - Consumer Staples	2,246		–	–	–	84		–	–	–	2,330
Corporate Bonds - Financials	17,696		–	–	–	–		–	–	(17,696)	–
Corporate Bonds - Health Care	4,662		–	(398)	(1)	797		–	–	–	5,060
Corporate Bonds - Industrials	1,650		–	(191)	–	–		–	–	(1,459)	–
Corporate Bonds - Information Technology	2,194		–	25	–	–		–	–	–	2,219
Corporate Bonds - Materials	3,054		–	(1,923)	–	–		–	–	–	1,131
Loan Participations & Assignments - Financials	3,773		37	435	–	910		(5,155)	–	–	–
Loan Participations & Assignments - Information Technology	3,490		–	3	–	–		(173)	–	(2,190)	1,130
Loan Participations & Assignments - Materials	13,717		–	–	–	989		–	–	(7,910)	6,796
Preferred Stocks - Consumer Discretionary	618		–	83	–	–		–	–	–	701
Preferred Stocks - Consumer Staples	817		–	–	–	–		–	–	–	817
Preferred Stocks - Financials	14,335		–	–	–	–		–	–	(14,335)	–
Preferred Stocks - Information Technology	–	(a)	–	–	–	–		–	–	–	–	(a)
Rights - Consumer Discretionary	–	(a)	–	–	–	–		–	–	–	–	(a)

Total	$92,948		$37	$(3,852)	$11	$2,780		$(5,376)	$–	$(46,325)	$40,223

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Security has zero value.

Transfers into, or out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(4,096,000).

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 11.9%
2,996	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 4.460%, 01/25/34	2,523
1,114	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,118
2,043	Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 1.469%, 08/25/33	1,791
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.774%, 07/25/32	77
1,517	Series 2002-BC6, Class M1, VAR, 1.319%, 08/25/32	1,035
4,257	Series 2002-BC9, Class M1, VAR, 1.844%, 12/25/32	3,249
	Amresco Residential Securities Mortgage Loan Trust,
303	Series 1997-2, Class M1A, VAR, 0.749%, 06/25/27	282
1,315	Series 1998-1, Class M1A, VAR, 0.839%, 01/25/28	1,151
1,494	Series 1998-3, Class M1A, VAR, 0.824%, 09/25/28	1,239
1,492	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M2, VAR, 2.823%, 12/15/33	1,285
	Bear Stearns Asset Backed Securities Trust,
2,670	Series 2003-SD1, Class A, VAR, 0.644%, 12/25/33	2,384
9,348	Series 2005-CL1, Class M1, VAR, 0.824%, 09/25/34 (f) (i)	748
2,860	Series 2005-HE1, Class M2, VAR, 1.050%, 01/25/35	2,229
1,102	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.294%, 05/25/37	973
416	Centex Home Equity, Series 2002- A, Class MV1, VAR, 1.044%, 01/25/32	243
1,500	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	1,519
	Countrywide Asset-Backed Certificates,
209	Series 2002-1, Class A, VAR, 0.754%, 08/25/32	130
193	Series 2002-BC1, Class A, VAR, 0.854%, 04/25/32	111
245	Series 2002-BC2, Class A, VAR, 0.734%, 04/25/32	129
61	Series 2003-BC2, Class 2A1, VAR, 0.794%, 06/25/33	49
2,131	Series 2003-BC5, Class M1, VAR, 1.244%, 09/25/33	928
589	Series 2004-2, Class M4, VAR, 1.194%, 03/25/34	244
603	Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	490
	Countrywide Home Equity Loan Trust,
1,538	Series 2004-A, Class A, VAR, 0.418%, 04/15/30	1,175
1,032	Series 2005-E, Class 2A, VAR, 0.418%, 11/15/35	638
4,408	Series 2005-M, Class A1, VAR, 0.438%, 02/15/36	2,326
	First Franklin Mortgage Loan Asset Backed Certificates,
223	Series 2002-FF1, Class M1, VAR, 1.244%, 04/25/32	81
1,585	Series 2002-FF4, Class M1, VAR, 1.769%, 02/25/33	591
637	Series 2003-FFH1, Class M2, VAR, 2.819%, 09/25/33	81
703	Series 2004-FF8, Class M4, VAR, 1.264%, 10/25/34	88
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.674%, 09/25/35	817
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.684%, 07/25/35	2,353
649	Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.378%, 09/15/30	377
1,500	Harley-Davidson Motorcycle Trust, Series 2009-2, Class A4, 3.320%, 02/15/17	1,539
416	Irwin Home Equity Corp., Series 2004-1, Class 1A1, VAR, 0.834%, 12/25/24	236
92	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	92
589	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.244%, 02/25/34	477
	Morgan Stanley ABS Capital I,
2,495	Series 2003-NC6, Class M1, VAR, 1.394%, 06/25/33	2,212
7,500	Series 2005-WMC4, Class M5, VAR, 0.844%, 04/25/35	4,796
320	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.594%, 11/25/33	195
1,318	Option One Mortgage Loan Trust, Series 2002-4, Class M1, VAR, 1.094%, 07/25/32	1,188
	Park Place Securities, Inc.,

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Asset-Backed Securities — Continued
3,075	Series 2004-WHQ2, Class M2, VAR, 0.824%, 02/25/35	2,597
2,500	Series 2005-WHQ3, Class M2, VAR, 0.644%, 06/25/35	1,855
462	Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class AII, VAR, 0.874%, 03/25/33	328
	Residential Asset Securities Corp.,
615	Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	144
300	Series 2005-EMX4, Class A2, VAR, 0.454%, 11/25/35	296
	Residential Funding Mortgage Securities II, Inc.,
700	Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	675
724	Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	662
187	Series 2003-HS1, Class AII, VAR, 0.484%, 12/25/32	142
168	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.894%, 04/25/33	141
186	Structured Asset Securities Corp., Series 2002-HF1, Class A, VAR, 0.484%, 01/25/33	159

	Total Asset-Backed Securities (Cost $75,535)	50,188

Collateralized Mortgage Obligations — 51.4%
	Agency CMO — 28.6%
990	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.711%, 10/25/22	187
	Federal Home Loan Mortgage Corp. REMICS,
26	Series 1071, Class F, VAR, 1.200%, 04/15/21	26
39	Series 1343, Class LA, 8.000%, 08/15/22	46
30	Series 1370, Class JA, VAR, 1.400%, 09/15/22	30
27	Series 1379, Class W, VAR, 2.550%, 10/15/22	27
7	Series 1508, Class KA, VAR, 2.052%, 05/15/23	7
22	Series 1607, Class SA, IF, 19.509%, 10/15/13	26
484	Series 1689, Class M, PO, 03/15/24	424
201	Series 1771, Class PK, 8.000%, 02/15/25	246
380	Series 1974, Class ZA, 7.000%, 07/15/27	434
67	Series 1981, Class Z, 6.000%, 05/15/27	73
1	Series 2006, Class I, IO, 8.000%, 10/15/12	—	(h)
262	Series 2033, Class PR, PO, 03/15/24	234
39	Series 2261, Class ZY, 7.500%, 10/15/30	46
15	Series 2289, Class NA, VAR, 11.710%, 05/15/20	17
137	Series 2338, Class FN, VAR, 0.698%, 08/15/28	138
275	Series 2416, Class SA, IF, 15.211%, 02/15/32	351
195	Series 2416, Class SH, IF, 15.606%, 02/17/32	257
63	Series 2477, Class FZ, VAR, 0.748%, 06/15/31	64
2,929	Series 2649, Class FK, VAR, 0.748%, 07/15/33 (m)	2,929
1,204	Series 2661, Class FG, VAR, 0.648%, 03/15/17	1,207
1,711	Series 3085, Class VS, HB, IF, 27.928%, 12/15/35	2,495
3,211	Series 3300, Class FA, VAR, 0.498%, 08/15/35 (m)	3,214
9,060	Series 3737, Class DG, 5.000%, 10/15/30	9,940
9,879	Series 3832, Class PL, 5.000%, 08/15/39	10,730
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
105	Series T-51, Class 1APO, PO, 09/25/42	87
1,553	Series T-54, Class 4A, VAR, 3.767%, 02/25/43	1,638
	Federal National Mortgage Association Grantor Trust,
882	Series 2001-T8, Class A1, 7.500%, 07/25/41	1,019
2,153	Series 2002-T6, Class A4, VAR, 3.721%, 03/25/41	2,227
	Federal National Mortgage Association Interest STRIPS,
2,466	Series 343, Class 23, IO, 4.000%, 10/01/18	222
3,532	Series 343, Class 27, IO, 4.500%, 01/01/19	352
	Federal National Mortgage Association REMICS,
39	Series 1988-15, Class B, VAR, 0.769%, 06/25/18	39
5	Series 1989-77, Class J, 8.750%, 11/25/19	6
1	Series 1989-89, Class H, 9.000%, 11/25/19	2

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
112	Series 1990-64, Class Z, 10.000%, 06/25/20	132
250	Series 1990-145, Class A, VAR, 1.289%, 12/25/20 (m)	252
149	Series 1991-142, Class PL, 8.000%, 10/25/21	171
164	Series 1991-156, Class F, VAR, 1.519%, 11/25/21	168
1	Series 1992-91, Class SQ, HB, IF, 9,291.250%, 05/25/22	101
339	Series 1992-112, Class GB, 7.000%, 07/25/22	382
8	Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
132	Series 1992-200, Class FK, VAR, 2.752%, 11/25/22	134
147	Series 1993-27, Class S, IF, 9.423%, 02/25/23	167
291	Series 1993-110, Class H, 6.500%, 05/25/23	339
34	Series 1993-119, Class H, 6.500%, 07/25/23	38
285	Series 1993-146, Class E, PO, 05/25/23	264
128	Series 1993-165, Class FH, VAR, 1.369%, 09/25/23	131
614	Series 1993-179, Class FM, VAR, 2.702%, 10/25/23	640
78	Series 1997-74, Class E, 7.500%, 10/20/27	89
1,374	Series 2001-9, Class F, VAR, 0.447%, 02/17/31	1,371
412	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	86
1,831	Series 2002-77, Class FY, VAR, 0.594%, 12/25/17	1,842
3,012	Series 2003-17, Class FN, VAR, 0.494%, 03/25/18 (m)	3,024
138	Series 2003-21, Class FK, VAR, 0.594%, 03/25/33	138
2,273	Series 2003-34, Class BS, IF, IO, 7.456%, 05/25/22	117
152	Series 2003-60, Class SA, IF, IO, 7.456%, 07/25/21	2
288	Series 2003-60, Class SB, IF, IO, 7.456%, 07/25/21	3
2,382	Series 2004-17, Class BF, VAR, 0.544%, 01/25/34	2,388
4,627	Series 2006-3, Class SB, IF, IO, 6.506%, 07/25/35	715
18,557	Series 2006-124, Class FC, VAR, 0.544%, 01/25/37	18,474
1,562	Series 2007-2, Class FA, VAR, 0.394%, 02/25/37	1,552
21,218	Series 2010-42, Class PD, 4.500%, 07/25/39	22,178
94	Series G92-44, Class ZQ, 8.000%, 07/25/22	107
1,540	Series G94-9, Class PJ, 6.500%, 08/17/24	1,733
	Federal National Mortgage Association Whole Loan,
477	Series 2003-W1, Class 2A, VAR, 7.232%, 12/25/42	558
2,746	Series 2003-W15, Class 3A, VAR, 4.216%, 12/25/42 (m)	2,871
2,492	Series 2003-W4, Class 5A, VAR, 3.872%, 10/25/42 (m)	2,638
424	Series 2004-W2, Class 1A3F, VAR, 0.544%, 02/25/44	420
1,255	Series 2004-W2, Class 4A, VAR, 3.727%, 02/25/44	1,313
2,668	Series 2009-W1, Class A, 6.000%, 12/25/49	2,974
	Government National Mortgage Association,
1,002	Series 1999-27, Class ZA, 7.500%, 04/17/29	1,084
26	Series 2000-35, Class F, VAR, 0.748%, 12/16/25	26
647	Series 2002-31, Class FC, VAR, 0.443%, 09/26/21	646
1,995	Series 2003-21, Class PI, IO, 5.500%, 06/20/32	149
24,359	Series 2003-59, Class XA, IO, VAR, 1.631%, 06/16/34	930
9,831	Series 2010-166, Class GP, 3.000%, 04/20/39	10,052
912	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.600%, 10/29/20	910

		120,050

	Non-Agency CMO — 22.8%
	Banc of America Funding Corp.,
1,836	Series 2005-E, Class 5A1, VAR, 5.032%, 05/20/35	1,723
2,185	Series 2006-1, Class 2A1, 5.500%, 01/25/36	2,133
	Banc of America Mortgage Securities, Inc.,
47	Series 2003-5, Class 2A8, VAR, 0.644%, 07/25/18	43
2,624	Series 2004-D, Class 2A2, VAR, 2.878%, 05/25/34	2,446
1,630	Series 2005-10, Class 1A13, 5.500%, 11/25/35	1,597
1,859	Series 2005-A, Class 3A1, VAR, 4.966%, 02/25/35	1,691
910	Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class M1, VAR, 0.864%, 11/25/34	451

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
644	Chase Mortgage Finance Corp., Series 2003-S7, Class A4, VAR, 0.594%, 08/25/18	594
114	Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 2.046%, 11/25/18	113
32	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	29
	Countrywide Alternative Loan Trust,
1,669	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	1,681
1,950	Series 2004-33, Class 3A3, VAR, 2.687%, 12/25/34	1,172
1,158	Series 2004-J4, Class 1A6, SUB, 4.900%, 06/25/34	1,168
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,110	Series 2003-21, Class A1, VAR, 2.830%, 05/25/33	943
556	Series 2004-HYB8, Class 1A1, VAR, 0.546%, 01/20/35	440
762	Series 2005-1, Class 1A2, VAR, 0.544%, 03/25/35	151
	CS First Boston Mortgage Securities Corp.,
13	Series 2002-AR2, Class 1B2, VAR, 3.712%, 02/25/32	1
2,471	Series 2003-AR24, Class 2A4, VAR, 2.724%, 10/25/33	2,151
1,099	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,159
1,107	Series 2004-AR3, Class 6M1, VAR, 1.294%, 04/25/34	970
960	Series 2005-5, Class 1A1, 5.000%, 07/25/20	973
1,717	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005- 1, Class 2A1, VAR, 5.750%, 02/25/20	1,741
	First Horizon Alternative Mortgage Securities,
437	Series 2005-AA7, Class 1A2, VAR, 2.393%, 09/25/35	13
1,463	Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	1,400
	First Horizon Asset Securities, Inc.,
2,100	Series 2004-AR6, Class 2A1, VAR, 2.769%, 12/25/34	1,976
590	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35	569
1,007	Series 2005-6, Class 1A1, 5.500%, 11/25/35	1,006
	First Republic Mortgage Loan Trust,
138	Series 2000-FRB1, Class B1, VAR, 0.694%, 06/25/30	97
703	Series 2000-FRB2, Class A1, VAR, 0.698%, 11/15/30	653
4,682	GSAA Home Equity Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	4,796
3,362	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	3,413
	Impac CMB Trust,
1,742	Series 2004-3, Class 3A, VAR, 0.514%, 03/25/34	1,565
608	Series 2004-6, Class 1A2, VAR, 0.974%, 10/25/34	516
2,413	Series 2005-5, Class A1, VAR, 0.514%, 08/25/35	1,799
2,191	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 5.413%, 03/25/37	1,577
	JPMorgan Mortgage Trust,
470	Series 2003-A1, Class 1A1, VAR, 2.127%, 10/25/33	472
702	Series 2005-A2, Class 5A1, VAR, 4.298%, 04/25/35	705
	MASTR Adjustable Rate Mortgages Trust,
2,006	Series 2003-5, Class 5A1, VAR, 2.569%, 10/25/33	2,055
170	Series 2004-7, Class 6A1, VAR, 0.634%, 08/25/34	167
1,512	Series 2004-13, Class 2A1, VAR, 2.796%, 04/21/34	1,486
3,220	Series 2004-13, Class 3A7B, VAR, 2.250%, 11/21/34	2,915
402	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.594%, 02/25/33	397
	Mellon Residential Funding Corp.,
1,166	Series 2001-TBC1, Class B1, VAR, 1.078%, 11/15/31	828
257	Series 2002-TBC1, Class B1, VAR, 1.198%, 09/15/30	202
129	Series 2002-TBC1, Class B2, VAR, 1.598%, 09/15/30	98
747	Series 2002-TBC2, Class B1, VAR, 1.048%, 08/15/32	581
206	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	233
	MLCC Mortgage Investors, Inc.,
1,142	Series 2004-1, Class 2A3, VAR, 2.220%, 12/25/34	1,004
1,788	Series 2004-D, Class A1, VAR, 0.524%, 08/25/29	1,639

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
	Morgan Stanley Dean Witter Capital I,
730	Series 2003-HYB1, Class A4, VAR, 1.817%, 03/25/33	668
540	Series 2003-HYB1, Class B1, VAR, 1.817%, 03/25/33	330
	Morgan Stanley Mortgage Loan Trust,
866	Series 2004-5AR, Class 3A3, VAR, 2.481%, 07/25/34	514
4,650	Series 2004-5AR, Class 3A5, VAR, 2.481%, 07/25/34	3,859
2,029	Series 2004-11AR, Class 1A2A, VAR, 0.504%, 01/25/35	1,645
	Nomura Asset Acceptance Corp.,
458	Series 2003-A3, Class A1, SUB, 5.000%, 08/25/33	439
157	Series 2004-AR1, Class 5A1, VAR, 0.954%, 08/25/34	135
2,288	Series 2004-R3, Class AF, VAR, 0.644%, 02/25/35 (e)	1,930
65	Series 2005-AR1, Class 2A1, VAR, 0.474%, 02/25/35	62
	Residential Funding Mortgage Securities I,
4,500	Series 2005-SA2, Class 2A2, VAR, 3.017%, 06/25/35	3,559
1,451	Series 2006-SA4, Class 2A1, VAR, 6.055%, 11/25/36	1,046
9	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	10
	Sequoia Mortgage Trust,
189	Series 11, Class A, VAR, 1.096%, 12/20/32	170
362	Series 2003-3, Class A2, VAR, 1.160%, 07/20/33	311
3,148	Series 2004-11, Class A2, VAR, 0.780%, 12/20/34	2,725
	Structured Asset Mortgage Investments, Inc.,
1,795	Series 2002-AR2, Class A3, VAR, 0.697%, 07/19/32	1,523
299	Series 2004-AR1, Class 1A1, VAR, 0.547%, 03/19/34	254
	Structured Asset Securities Corp.,
934	Series 2003-8, Class 2A9, VAR, 0.694%, 04/25/33	876
2,033	Series 2003-40A, Class 4A, VAR, 2.573%, 01/25/34	1,765
	WaMu Mortgage Pass-Through Certificates,
1,782	Series 2004-AR11, Class A, VAR, 2.718%, 10/25/34	1,670
4,166	Series 2004-AR3, Class A1, VAR, 2.578%, 06/25/34	4,086
277	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS2, Class 2A1, 6.000%, 04/25/17	284
2,790	Wells Fargo Commercial Mortgage Trust, 0.000%, 04/01/41	2,818
	Wells Fargo Mortgage-Backed Securities Trust,
1,449	Series 2003-7, Class A1, 4.500%, 08/25/18	1,470
739	Series 2003-F, Class A1, VAR, 4.831%, 06/25/33	752
1,942	Series 2003-K, Class 1A2, VAR, 4.447%, 11/25/33	1,970
750	Series 2004-H, Class A2, VAR, 3.498%, 06/25/34	678
1,319	Series 2005-AR16, Class 3A2, VAR, 2.788%, 10/25/35	1,270
1,046	Series 2006-17, Class A1, 5.500%, 11/25/21	1,053
2,455	Series 2007-3, Class 3A1, 5.500%, 04/25/22	2,551

		95,955

	Total Collateralized Mortgage Obligations (Cost $225,660)	216,005

Commercial Mortgage-Backed Securities — 2.5%
2,000	Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	2,166
	Bayview Commercial Asset Trust,
849	Series 2004-3, Class A2, VAR, 0.614%, 01/25/35 (e)	747
2,924	Series 2005-2A, Class A2, VAR, 0.544%, 08/25/35 (e)	2,418
584	Series 2005-2A, Class M1, VAR, 0.624%, 08/25/35 (e)	380
1,654	Series 2007-2A, Class A2, VAR, 0.514%, 07/25/37 (e)	1,053
823	Series 2007-2A, Class M4, VAR, 0.844%, 07/25/37 (e)	137
2,526	Series 2007-3, Class A2, VAR, 0.484%, 07/25/37 (e)	1,631
2,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.203%, 10/15/44	2,195

	Total Commercial Mortgage-Backed Securities (Cost $13,666)	10,727

Corporate Bonds — 0.4%
Financials — 0.4%
	Capital Markets — 0.4%
6,355	Lehman Brothers Holdings, Inc., 5.884%, 02/17/15 (d) (f) (i)	1,557

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Consumer Finance — 0.0% (g)
250	SLM Corp., VAR, 4.228%, 01/31/14	248

	Total Corporate Bonds (Cost $6,570)	1,805

Mortgage Pass-Through Securities — 18.0%
	Federal Home Loan Mortgage Corp.,
128	ARM, 2.234%, 07/01/19	133
113	ARM, 2.320%, 01/01/27	118
16	ARM, 2.375%, 06/01/26 (m)	16
126	ARM, 2.445%, 12/01/26	132
775	ARM, 2.447%, 01/01/23	815
43	ARM, 2.452%, 06/01/22	43
1,330	ARM, 2.482%, 04/01/32	1,399
321	ARM, 2.511%, 12/01/27 - 10/01/29 (m)	335
70	ARM, 2.513%, 04/01/30	74
330	ARM, 2.527%, 08/01/27	348
125	ARM, 2.546%, 02/01/23	127
546	ARM, 2.551%, 07/01/30 (m)	574
165	ARM, 2.570%, 07/01/28	175
62	ARM, 2.583%, 05/01/18	65
275	ARM, 2.613%, 12/01/26	290
28	ARM, 2.616%, 12/01/29	30
31	ARM, 2.655%, 11/01/27	31
18	ARM, 2.723%, 06/01/25	18
480	ARM, 2.764%, 01/01/23 (m)	507
76	ARM, 2.769%, 04/01/24	81
29	ARM, 2.995%, 08/01/19	29
20	ARM, 3.095%, 12/01/21	21
130	ARM, 3.949%, 01/01/30	136
36	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	42
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
12	7.500%, 05/01/28	13
53	8.500%, 07/01/28	64
25	9.000%, 02/01/25	31
	Federal National Mortgage Association,
25	ARM, 1.825%, 04/01/24	25
21	ARM, 1.891%, 06/01/18	22
342	ARM, 2.018%, 11/01/18	348
81	ARM, 2.046%, 12/01/20	83
66	ARM, 2.062%, 04/01/21	68
167	ARM, 2.066%, 07/01/20 (m)	173
39	ARM, 2.150%, 05/01/30	40
55	ARM, 2.185%, 05/01/18	56
17	ARM, 2.250%, 03/01/17	17
1,173	ARM, 2.280%, 05/01/33	1,215
65	ARM, 2.347%, 11/01/23	66
13	ARM, 2.355%, 07/01/25	14
17	ARM, 2.419%, 05/01/29	17
20	ARM, 2.436%, 11/01/21	21
52	ARM, 2.450%, 05/01/31	52
67	ARM, 2.454%, 06/01/26	70
109	ARM, 2.474%, 01/01/31 (m)	115
443	ARM, 2.510%, 09/01/33	467
35	ARM, 2.591%, 03/01/38	37
26	ARM, 2.595%, 12/01/26	27
852	ARM, 2.599%, 01/01/25	897
96	ARM, 2.708%, 03/01/29	102
282	ARM, 2.763%, 08/01/26	298
195	ARM, 2.915%, 09/01/19	205
111	ARM, 2.919%, 07/01/27	117
173	ARM, 3.572%, 12/01/28	174
37	ARM, 3.629%, 05/01/20	37
119	ARM, 4.025%, 03/01/15	116
95	ARM, 4.460%, 11/01/30	101
379	ARM, 4.495%, 02/01/34	398
87	ARM, 6.000%, 01/01/20	92
—(h)	Federal National Mortgage
	Association, 10 Year, Single Family, 4.500%, 01/01/13	—	(h)
	Federal National Mortgage Association, 15 Year, Single Family,
19,229	4.000%, 02/01/25	20,079
9	6.000%, 08/01/14	9
179	7.000%, 03/01/16 (m)	184
12,982	Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 10/01/23	13,986
	Federal National Mortgage Association, 30 Year, FHA/VA,
28	7.000%, 03/01/27	33
26	8.000%, 11/01/27	30
28	8.500%, 10/01/24	33
35	9.000%, 08/01/21 - 08/01/25	35
29	Federal National Mortgage Association, 30 Year, Other, 7.250%, 09/01/22	33
	Federal National Mortgage Association, 30 Year, Single Family,
6,281	5.000%, 12/01/39	6,760
7,459	5.500%, 08/01/40	8,095
4,781	6.000%, 04/01/39	5,293
40	7.250%, 09/01/22	46
215	7.500%, 06/01/23 - 10/01/30	246
20	8.500%, 08/01/17	21
	Federal National Mortgage Association, Other,
40	6.500%, 04/01/16	44
61	12.000%, 11/01/30	74
	Government National Mortgage Association II, 30 Year, Single Family,
70	7.250%, 08/20/22 - 11/20/22	80
122	7.400%, 10/20/21 - 03/20/22	140

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
25	7.500%, 10/20/23	29
24	7.850%, 12/20/21	28
86	8.000%, 07/20/25 - 08/20/26	101
8,064	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	8,664
	Government National Mortgage Association, 30 Year, Single Family,
64	7.000%, 06/15/24	74
34	8.000%, 10/15/27	40
33	9.000%, 11/15/24	39
219	9.500%, 07/15/25	259

	Total Mortgage Pass-Through Securities (Cost $73,682)	75,572

SHARES
Short-Term Investment — 17.3%
	Investment Company — 17.3%
72,676	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $72,676)	72,676
	Total Investments — 101.5% (Cost $467,789)	426,973
	Liabilities in Excess of Other Assets — (1.5)%	(6,473)

	NET ASSETS — 100.0%	$420,500

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2011.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $748,000 which amounts to less than 0.2% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	The security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011. All or a portion of this security is reserved and/or pledged
(m)	with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,409
Aggregate gross unrealized depreciation	(46,225)

Net unrealized appreciation/depreciation	$(40,816)

Federal income tax cost of investments	$467,789

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$49,440	$748	$50,188

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Collateralized Mortgage
Obligations	—	216,005	—	216,005
Commercial Mortgage-Backed
Securities	—	10,727	—	10,727
Corporate Bonds
Financials	—	248	1,557	1,805

Total Corporate Bonds	—	248	1,557	1,805

Mortgage Pass-Through Securities	—	75,572	—	75,572
Short-Term Investments
Investment Companies	72,676	—	—	72,676

Total Investments in Securities	$72,676	$351,992	$2,305	$426,973

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/2011
Investments in Securities
Asset-Backed Securities	748	—	—	—	—	—	—	—	748
Corporate Bonds - Financials	1,509	—	48	—	—	—	—	—	1,557

Total	$2,257	$—	$48	$—	$—	$—	$—	$—	$2,305

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs amounted to $48,000.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 45.7%
	ABN Amro Bank N.V.,
30,000	0.230%, 06/10/11	30,000
45,000	0.235%, 06/27/11	45,000
10,000	Australia & New Zealand Banking Group Ltd., 0.350%, 06/01/11	10,000
69,000	Bank of Montreal, 0.150%, 06/02/11	69,000
	Bank of Nova Scotia,
82,000	0.190%, 08/26/11	82,000
25,000	0.190%, 08/31/11	25,000
40,000	0.210%, 07/15/11	40,000
34,000	0.210%, 07/21/11	34,000
20,000	0.270%, 06/01/11	20,000
75,000	0.270%, 06/02/11	75,000
15,000	0.320%, 07/08/11	15,000
37,000	0.350%, 07/06/11	37,000
37,000	0.430%, 09/06/11	37,000
12,000	0.430%, 09/07/11	12,000
20,000	0.430%, 09/09/11	20,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
50,000	0.400%, 07/20/11	50,000
54,000	0.400%, 07/26/11	54,000
19,000	0.400%, 08/08/11	19,000
90,000	0.400%, 08/15/11	90,000
3,000	0.950%, 07/14/11	3,002
31,000	Banque Federative du Credit Mutuel, 0.280%, 06/02/11	31,000
	Barclays Bank plc,
50,000	0.300%, 10/26/11	50,000
170,000	0.300%, 10/27/11	170,000
21,000	0.300%, 10/28/11	21,000
50,000	0.350%, 09/22/11	50,000
	BNP Paribas,
17,000	0.440%, 11/01/11	17,000
25,000	0.440%, 11/04/11	25,000
20,000	0.450%, 11/02/11	20,000
69,000	0.460%, 10/11/11	69,000
25,000	0.530%, 09/29/11	25,001
43,000	0.560%, 08/09/11	43,000
100,000	BPCE S.A., 0.320%, 07/14/11	100,001
	Caisse des Depots et Consignation,
25,000	0.410%, 07/28/11	25,000
30,000	0.410%, 08/01/11	30,000
58,000	0.410%, 08/03/11	58,001
23,000	0.420%, 08/09/11	23,000
15,000	0.570%, 09/13/11	15,000
30,000	0.580%, 09/02/11	30,001
25,000	Clydesdale Bank plc, 0.280%, 08/26/11	25,000
47,000	Commerzbank AG, 0.160%, 06/02/11	47,000
	Credit Agricole S.A.,
60,000	0.250%, 08/26/11	60,000
37,000	0.280%, 07/15/11	37,000
35,000	0.310%, 07/08/11	35,000
20,000	0.340%, 06/27/11	20,000
	Credit Industriel et Commercial,
39,000	0.245%, 08/01/11	39,001
5,000	0.260%, 07/15/11	5,000
104,000	0.260%, 07/18/11	104,000
25,000	0.300%, 08/26/11	25,000
75,000	0.320%, 06/01/11	75,000
22,000	Credit Suisse, 0.280%, 10/27/11	22,000
5,000	Danske Bank A/S, 0.170%, 06/06/11	5,000
	Deutsche Bank AG,
40,000	0.270%, 11/16/11	40,000
50,000	0.390%, 10/04/11	50,000
	DnB NOR Bank ASA,
40,000	0.190%, 08/01/11	40,000
21,000	0.195%, 07/27/11	21,000
27,000	0.220%, 07/11/11	27,000
	HSBC Bank plc,
50,000	0.330%, 09/29/11	50,000
18,000	0.340%, 06/01/11	18,000
100,000	0.465%, 09/16/11	100,000
100,000	0.510%, 08/23/11	100,000
106,000	0.530%, 08/22/11	106,000
50,000	0.590%, 08/16/11	50,000
	ING Bank N.V.,
52,000	0.260%, 08/22/11	52,000
21,000	0.260%, 08/23/11	21,000
42,000	0.260%, 09/02/11	42,000
56,000	0.270%, 08/11/11	56,000
40,000	0.330%, 07/01/11	40,000
26,000	Intesa Sanpaolo S.p.A., 0.250%, 06/30/11	26,000
	Lloyds TSB Bank plc,
40,000	0.240%, 08/15/11	40,000
11,000	0.250%, 07/29/11	11,000
39,000	0.277%, 08/04/11	39,000
	Mitsubishi UFJ Trust & Banking Corp.,
20,000	0.240%, 07/01/11	20,000
10,000	0.390%, 08/30/11	10,000
25,000	0.405%, 06/01/11	25,000
	Mizuho Corporate Bank Ltd.,
50,000	0.200%, 07/01/11	50,000
20,000	0.200%, 07/07/11	20,000
	National Australia Bank Ltd.,
16,000	0.250%, 11/01/11	16,000
63,000	0.300%, 11/28/11	63,000
50,000	0.340%, 09/07/11	50,000
32,000	0.340%, 09/29/11	32,001
34,000	0.350%, 06/09/11	34,000
11,000	0.390%, 06/09/11	11,000
	Natixis,
17,000	0.320%, 08/01/11	17,000
51,000	VAR, 0.350%, 10/17/11	51,000
21,000	0.350%, 07/08/11	21,000
29,000	Nederlandse Waterschapsbank N.V., 0.000%, 10/28/11	28,964
	Nordea Bank Finland plc,
18,000	0.210%, 07/08/11	18,000
25,000	0.320%, 09/02/11	25,000
31,000	0.320%, 09/07/11	31,000
37,000	0.370%, 07/12/11	37,000
5,000	0.370%, 07/13/11	5,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
	Norinchukin Bank-New York,
22,000	0.230%, 07/01/11	22,000
32,000	0.230%, 07/05/11	32,000
5,000	0.250%, 06/10/11	5,000
	Rabobank Nederland N.V.,
20,000	0.000%, 08/10/11	19,985
7,000	0.000%, 08/25/11	6,993
7,000	0.000%, 11/23/11	6,990
35,000	0.274%, 08/30/11	35,000
38,000	0.275%, 10/21/11	38,000
30,000	0.280%, 11/03/11	30,000
15,000	0.281%, 02/27/12	15,000
38,000	0.460%, 09/06/11	38,001
20,000	0.475%, 08/19/11	20,000
	Royal Bank of Canada,
26,000	0.260%, 07/20/11	26,000
81,000	0.275%, 06/29/11	81,000
29,000	0.300%, 09/12/11	29,000
20,000	0.300%, 09/07/11	20,000
	Royal Bank of Scotland plc,
42,000	0.200%, 07/29/11	42,000
42,000	0.200%, 08/01/11	42,000
10,000	Shizuoka Bank, 0.250%, 07/01/11	10,000
	Societe Generale,
32,000	0.240%, 08/22/11	32,000
10,000	0.260%, 08/11/11	10,000
33,000	0.365%, 02/08/12	33,000
10,000	0.380%, 06/01/11	10,000
	Sumitomo Mitsui Banking Corp.,
39,000	0.200%, 07/01/11	39,000
44,000	0.240%, 06/02/11	44,000
23,000	0.345%, 08/24/11	23,000
20,000	0.345%, 08/31/11	20,000
38,000	0.360%, 08/11/11	38,000
10,000	0.360%, 08/12/11	10,000
18,000	VAR, 0.424%, 07/25/11	18,000
	Svenska Handelsbanken,
27,000	0.350%, 08/25/11	27,000
29,000	0.355%, 09/01/11	29,000
29,000	0.360%, 06/08/11	29,000
10,000	0.360%, 06/15/11	10,000
	UBS AG,
67,000	0.190%, 08/29/11	67,000
37,000	0.250%, 06/29/11	37,000
57,000	0.255%, 06/30/11	57,000
	Westpac Banking Corp.,
10,000	0.220%, 08/31/11	10,000
21,000	0.290%, 11/01/11	21,000

	Total Certificates of Deposit (Cost $4,644,941 )	4,644,941

Commercial Paper — 23.4% (n)
10,000	ASB Finance Ltd., 0.210%, 08/01/11 (e)	9,996
	Atlantis One Funding Corp.,
10,000	0.280%, 11/10/11 (e)	9,987
10,000	0.280%, 11/14/11 (e)	9,987
27,000	0.371%, 08/23/11 (e) (m)	26,977
18,000	Australia & New Zealand Banking Group Ltd., 0.351%, 06/08/11 (e)	17,999
8,000	Banque et Caisse d’Epargne de L’Etat, 0.336%, 09/06/11	7,993
108,000	BNP Paribas, 0.436%, 11/07/11	107,793
45,750	BNZ International Funding Ltd., 0.205%, 08/24/11 (e)	45,728
20,000	CAFCO LLC, 0.000%, 09/01/11 (e)	19,988
	Caisse d’Amortissement de la Dette Socia,
30,000	0.285%, 11/28/11 (e)	29,957
15,000	0.290%, 11/15/11 (e)	14,980
27,000	0.290%, 11/25/11 (e)	26,962
50,000	0.341%, 09/19/11 (e)	49,948
55,000	0.366%, 07/07/11 (e)	54,980
9,000	0.391%, 07/20/11 (e)	8,995
	Commonwealth Bank of Australia Ltd.,
100,000	0.250%, 08/08/11 (e)	99,953
40,000	0.270%, 11/04/11 (e)	39,953
5,000	0.351%, 06/09/11 (e)	5,000
10,000	0.351%, 07/07/11 (e)	9,996
40,000	Credit Suisse, 0.290%, 10/26/11	39,953
60,500	Deutsche Bank Financial LLC, 0.270%, 12/01/11	60,417
25,000	Ebbets Funding LLC, 0.320%, 06/02/11 (e)	25,000
200,000	Erste Finance (Delaware) LLC, 0.160%, 06/02/11 (e)	199,999
	General Electric Capital Corp.,
50,000	0.270%, 10/17/11	49,948
98,000	0.270%, 10/21/11	97,896
50,000	General Electric Capital Services, Inc., 0.270%, 10/20/11	49,947
75,000	Govco LLC, 0.240%, 07/19/11 (e)	74,976
30,000	Intesa Funding LLC, 0.215%, 06/02/11	30,000
	Kells Funding LLC,
50,000	0.345%, 02/17/12 (e)	50,000
10,000	0.381%, 09/19/11 (e)	9,989
100,000	0.391%, 09/09/11 (e)	99,892
20,000	0.401%, 08/02/11 (e)	19,986
50,000	0.411%, 08/01/11 (e)	49,965
10,000	LMA-Americas LLC, 0.290%, 06/30/11 (e)	9,998
	Macquarie Bank Ltd.,
10,000	0.250%, 06/02/11 (e)	10,000
20,000	0.250%, 06/03/11 (e)	20,000
20,000	0.360%, 08/08/11 (e)	19,986
25,000	MetLife Short Term Funding LLC, 0.200%, 06/20/11 (e)	24,997
50,000	Mizuho Funding LLC, 0.275%, 06/03/11 (e)	49,999
16,000	National Australia Funding (Delaware), Inc., 0.341%, 07/01/11 (e)	15,995
16,000	Natixis, 0.270%, 08/26/11	15,990
	Nordea North America, Inc.,
27,950	0.280%, 10/12/11	27,921
20,000	0.321%, 09/06/11	19,983

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
21,000	Northern Pines Funding LLC, 0.381%, 11/03/11 (e)	20,966
	NRW Bank Corp.,
23,000	0.000%, 12/01/11 (e)	22,970
68,000	0.190%, 06/28/11 (e)	67,990
20,000	0.230%, 08/19/11 (e)	19,990
10,000	0.351%, 07/11/11 (e)	9,996
50,000	0.361%, 07/12/11 (e)	49,979
33,000	1.857%, 11/29/11 (e)	32,956
	Royal Park Investment Funding Corp.,
20,000	0.260%, 06/21/11 (e)	19,997
10,000	0.270%, 06/23/11	9,998
10,000	Straight-A Funding LLC, 0.200%, 07/06/11	9,998
15,000	Suncorp Metway Ltd., 0.240%, 07/05/11 (e)	14,997
25,000	Svenska Handelsbanken, Inc., 0.280%, 07/15/11 (e)	24,991
50,000	Tasman Funding, Inc., 0.200%, 07/20/11 (e)	49,986
35,000	Toyota Motor Credit Corp., 0.200%, 08/23/11	34,984
23,000	UOB Funding LLC, 0.320%, 07/11/11	22,992
	Versailles Commercial Paper LLC,
30,000	0.280%, 08/17/11 (e)	29,982
78,000	0.310%, 08/01/11 (e)	77,959
	Westpac Banking Corp.,
12,000	0.220%, 08/22/11 (e)	11,994
80,000	0.290%, 11/04/11 (e)	79,899
42,000	0.327%, 10/03/11 (e)	41,953
14,000	0.341%, 07/05/11 (e)	13,995
15,000	0.351%, 06/10/11 (e)	14,999
25,000	Windmill Funding I Corp., 0.200%, 06/14/11 (e)	24,998

	Total Commercial Paper (Cost $2,378,578 )	2,378,578

Corporate Notes — 1.1%
	Financials — 0.8%
	Commercial Banks — 0.6%
35,000	Australia & New Zealand Banking Group Ltd., VAR, 0.360%, 09/15/11 (e) (m)	35,000
25,000	Bank of America N.A., 0.190%, 07/29/11	25,000

		60,000

	Diversified Financial Services — 0.2%
19,744	LICO Icahn Ltd., VAR, 0.910%, 09/10/11 (e) (i)	19,744

	Supranational — 0.3%
30,000	World Bank, VAR, 0.249%, 07/13/11	30,000

	Total Corporate Notes (Cost $109,744 )	109,744

Repurchase Agreements — 23.4%
25,000	Barclays Capital, Inc., 0.590%, dated 05/31/11, due 07/30/11, repurchase price $25,025, collateralized by Corporate Bonds and Notes with a value of $25,250. (i)	25,000
55,000	Barclays Capital, Inc., 0.590%, dated 05/31/11, due 07/30/11, repurchase price $55,054, collateralized by Corporate Bonds and Notes with a value of $57,750. (i)	55,000
75,000	Citigroup Global Markets, Inc., 0.700%, dated 05/31/11, due 07/05/11, repurchase price $75,051, collateralized by Corporate Bonds and Notes and U.S. Government Agency Securities with a value of $77,250. (i)	75,000
75,000	Citigroup Global Markets, Inc., 0.900%, dated 05/31/11, due 07/05/11, repurchase price $75,066, collateralized by Corporate Bonds and Notes and U.S. Government Agency Securities with a value of $77,250. (i)	75,000
160,942	Deutsche Bank Securities, Inc., 0.140%, dated 05/31/11, due 06/01/11, repurchase price $160,943, collateralized by U.S. Government Agency Securities with a value of $164,161.	160,942
400,000	Deutsche Bank Securities, Inc., 0.140%, dated 05/31/11, due 06/01/11, repurchase price $400,001, collateralized by U.S. Government Agency Securities with a value of $408,000.	400,000
40,000	Deutsche Bank Securities, Inc., 0.490%, dated 05/31/11, due 08/04/11, repurchase price $40,035, collateralized by Corporate Bonds and Notes and U.S. Treasury Securities with a value of $41,212. (i)	40,000
100,000	Merrill Lynch PFS, Inc., 0.790%, dated 05/31/11, due 07/05/11, repurchase price $100,077, collateralized by Corporate Bonds and Notes with a value of $105,000. (i)	100,000
145,000	RBS Securities, Inc., 0.410%, dated 05/31/11, due 06/01/11, repurchase price $145,002, collateralized by Corporate Bonds and Notes and U.S. Government Agency Securities with a value of $150,659.	145,000
1,300,000	UBS Warburg LLC, 0.150%, dated 05/31/11, due 06/01/11, repurchase price $1,300,006, collateralized by U.S. Government Agency Securities with a value of $1,326,000.	1,300,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
	Total Repurchase Agreements (Cost $2,375,942 )	2,375,942

Time Deposits — 2.0%
100,000	Citibank N.A., 0.130%, 06/02/11	100,000
7,923	Interfund Lending, 0.255%, 06/01/11	7,923
100,000	UniCredit Bank AG, 0.150%, 06/02/11	100,000

	Total Time Deposits (Cost $207,923 )	207,923

U.S. Government Agency Securities — 4.5%
	Federal Home Loan Bank,
46,000	VAR, 0.123%, 01/30/12	45,992
30,600	VAR, 0.228%, 11/07/11	30,595
	Federal Home Loan Mortgage Corp.,
40,000	VAR, 0.141%, 12/29/11	39,988
40,000	VAR, 0.160%, 02/04/13	39,966
40,000	VAR, 0.193%, 10/26/11	39,993
48,000	VAR, 0.290%, 01/10/13	47,977
	Federal National Mortgage Association,
50,000	VAR, 0.215%, 08/23/12	49,981
50,000	VAR, 0.221%, 12/28/12	49,984
76,000	VAR, 0.300%, 11/23/12	75,977
33,000	VAR, 0.330%, 09/13/12	32,992
	Total U.S. Government Agency Securities (Cost $453,445 )	453,445

U.S. Treasury Obligations — 0.8%
	U.S. Treasury Notes — 0.8%
19,000	0.875%, 01/31/12	19,065
39,000	0.875%, 02/29/12	39,153
19,000	1.000%, 10/31/11	19,063
	Total U.S. Treasury Obligations (Cost $77,281 )	77,281

	Total Investments — 100.9%
	(Cost $10,247,854) *	10,247,854
	Liabilities in Excess of Other Assets — (0.9)%	(93,246)

	NET ASSETS — 100.0%	$10,154,608

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

VAR — Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Liquid Assets Money Market Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities#	$—	$10,247,854	$—	$10,247,854

There were no transfers into and out of Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 99.7%
Arizona — 3.0%
	Other Revenue — 2.0%
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	2,127

	Utility — 1.0%
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/23	1,105

	Total Arizona	3,232
California — 1.0%
	Water & Sewer — 1.0%
1,000	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,132

Michigan — 90.2%
	Certificate of Participation/Lease — 3.2%
1,800	City of Detroit, Wayne County Stadium Authority, Rev., COP, NATL-RE, FGIC, 5.500%, 02/01/17	1,803
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., COP, AGC, 5.250%, 10/15/20	1,611

		3,414
	Education — 3.5%
1,000	Michigan Higher Education Student Loan Authority, Series XVII-A, Rev., AMBAC, 5.750%, 06/01/13	970
1,670	Oakland University, Rev., AMBAC, 5.250%, 05/15/19	1,804
1,000	Western Michigan University, Rev., NATL-RE, 5.000%, 11/15/19	1,064

		3,838
	General Obligation — 28.7%
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/20 (m)	1,805
1,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/18	1,115
	City of Jackson, Capital Appreciation, Downtown Development,
1,710	GO, AGM, Zero Coupon, 06/01/17	1,313
2,060	GO, AGM, Zero Coupon, 06/01/18	1,478
2,075	East Grand Rapids Public School
	District, GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,246
1,000	Ecorse Public School District, GO, AGM, Q-SBLF, 5.250%, 05/01/20	1,097
1,515	Healthsource Saginaw, Inc., GO, NATL-RE, 5.000%, 05/01/20	1,609
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.000%, 05/01/15	1,701
1,620	Jackson Public Schools, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,753
1,250	Lansing Community College, Building & Site, GO, NATL-RE, 5.000%, 05/01/19	1,329
	Lowell Area Schools, Capital Appreciation,
5,000	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/14	4,669
1,425	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/16	1,225
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/22	1,298
1,910	Pinckney Community Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/19	2,059
1,935	South Lyon Community Schools, Series II, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/21	2,040
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/21	1,582
1,450	Southfield Library Building Authority, GO, NATL-RE, 5.000%, 05/01/19	1,605
1,175	Wayne County, Downriver Sewer Disposal, Series B, GO, NATL-RE, 5.125%, 11/01/18	1,193

		31,117
	Hospital — 6.2%
	Chelsea Economic Development Corp., United Methodist Retirement,
1,075	Rev., 5.400%, 11/15/18 (f) (i)	1,075
2,000	Rev., 5.400%, 11/15/27 (f) (i)	1,854
1,000	Michigan State Hospital Finance Authority, Ascension Health, Senior Care Group, Rev., 5.000%, 11/15/16	1,137
1,030	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Series A, Rev., 5.000%, 07/15/17	1,102
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., NATL-RE, 5.000%, 11/15/19	1,558

		6,726
	Housing — 2.3%
	Michigan State Housing Development Authority, Weston, Limited Obligation,
725	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	741
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,798

		2,539

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
	Other Revenue — 4.7%
	Lansing Michigan Board Water And Light Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26 (w)	1,054
1,000	Series A, Rev., 5.500%, 07/01/41 (w)	1,044
1,610	Michigan Finance Authority, Trinity Health, Series A, Rev., 5.000%, 12/01/16	1,837
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.000%, 05/01/16	1,125

		5,060
	Prerefunded — 11.2%
	Michigan State Hospital Finance Authority, Mercy Health Services,
1,000	Series R, Rev., AMBAC, 5.375%, 08/15/16 (p)	1,004
3,795	Series U, Rev., 5.625%, 08/15/16 (p)	3,811
6,875	Series W, Rev., AGM, 5.250%, 08/15/17 (p)	6,900
415	Tawas City Hospital Finance Authority, St. Joseph, Series A, Rev., RADIAN-IBCC, 5.600%, 02/15/13 (p)	433

		12,148

	Special Tax — 10.3%
	State of Michigan,
3,000	Rev., AGM, 5.250%, 11/01/16	3,502
1,500	Rev., AGM, 5.250%, 11/01/17	1,752
3,130	Rev., AGM, 5.250%, 05/15/18	3,600
2,000	Rev., AGM, 5.250%, 05/15/21	2,299

		11,153
	Transportation — 1.1%
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,133

	Utility — 2.5%
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project, Series A, Rev., AMBAC, 5.250%, 01/01/14	1,271
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,449

		2,720
	Water & Sewer — 16.5%
5,000	City of Detroit, Capital Appreciation, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/13	4,697
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	3,244
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	1,887
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,588
1,250	Michigan Municipal Bond Authority, Drinking Water Revolving Fund, Rev., 5.000%, 10/01/18	1,381
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,085

		17,882
	Total Michigan	97,730
New York — 1.4%
	Industrial Development Revenue/Pollution Control Revenue — 1.4%
1,425	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/27	1,560

Texas — 2.6%
	General Obligation — 1.0%
1,000	Conroe Independent School District, Series C, GO, PSF-GTD, 5.000%, 02/15/15 (p)	1,116
	Water & Sewer — 1.6%
1,500	City of San Antonio, Rev., NATL-RE, 5.000%, 05/15/20	1,666

	Total Texas	2,782
Washington — 1.5%
	Water & Sewer — 1.5%
1,500	City of Seattle, Water Systems, Rev., NATL-RE, 5.000%, 09/01/22	1,614

	Total Municipal Bonds (Cost $103,456)	108,050

SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
2,148	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $2,148)	2,148
	Total Investments — 101.7% (Cost $105,604)	110,198
	Liabilities in Excess of Other Assets — (1.7)%	(1,804)
	NET ASSETS — 100.0%	$108,394

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBCC	—	Insured Bond Custodial Certificate
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $2,929,000 which amounts to 2.7% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,766
Aggregate gross unrealized depreciation	(172)
Net unrealized appreciation/depreciation	$4,594

Federal income tax cost of investments	$105,604

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by state as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Arizona
Other Revenue	$—	$2,127	$—	$2,127
Utility	—	1,105	—	1,105

Total Arizona	—	3,232	—	3,232

California
Water & Sewer	—	1,132	—	1,132
Michigan
Certificate of Participation/Lease	—	3,414	—	3,414
Education	—	3,838	—	3,838
General Obligation	—	31,117	—	31,117
Hospital	—	3,797	2,929	6,726
Housing	—	2,539	—	2,539
Other Revenue	—	5,060	—	5,060
Prerefunded	—	12,148	—	12,148
Special Tax	—	11,153	—	11,153
Transportation	—	1,133	—	1,133
Utility	—	2,720	—	2,720
Water & Sewer	—	17,882	—	17,882

Total Michigan	—	94,801	2,929	97,730

New York
Industrial Development
Revenue/Pollution Control
Revenue	—	1,560	—	1,560
Texas
General Obligation	—	1,116	—	1,116
Water & Sewer	—	1,666	—	1,666

Total Texas	—	2,782	—	2,782

Washington
Water & Sewer	—	1,614	—	1,614

Total	—	105,121	2,929	108,050

Short-Term Investment
Investment Company	2,148	—	—	2,148

Total Investments in Securities	$2,148	$105,121	$2,929	$110,198

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/2011
Investments in Securities
Michigan - Hospital	$4,051	$(41)	$130	$162	$—	$(1,373)	$—	$—	$2,929

Total	$4,051	$(41)	$130	$162	$—	$(1,373)	$—	$—	$2,929

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs amounted to $75,000.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 2.2% (n)
	Michigan — 2.2%
3,500	Michigan State Housing Development Authority, 0.380%, 07/11/11 (Cost $3,500)	3,500

Daily Demand Notes — 18.9%
	Michigan — 18.9%
1,600	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.130%, 06/01/11	1,600
2,645	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.160%, 06/01/11	2,645
11,320	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.170%, 06/01/11	11,320
	Michigan State Housing Development Authority, Rental Housing,
7,380	Series A, Rev., VRDO, AMT, AGM, 0.190%, 06/01/11	7,380
150	University of Michigan, Hospital, Series A, Rev., VRDO, 0.100%, 06/01/11	150
7,075	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.100%, 06/01/11	7,075

	Total Daily Demand Notes (Cost $30,170)	30,170

Municipal Bonds — 0.7%
	Michigan — 0.7%
1,150	Kent Hospital Finance Authority, Spectrum Health, Series B, Rev., 5.000%, 07/15/11	1,156

	Total Municipal Bonds (Cost $1,156)	1,156

Weekly Demand Notes — 73.9%
	Michigan — 73.9%
1,650	Austin Trust, Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 06/07/11 (m)	1,650
830	Series 2008-1096, GO, VRDO, NATL- RE, Q-SBLF, LIQ: Bank of America N.A., 0.280%, 06/07/11	830
4,000	BlackRock MuniYield Michigan Quality Fund, Inc., 0.380%, 06/07/11	4,000
3,395	City of Detroit, Water Supply System, Series ROCS-RR-II-R-11898, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.330%, 06/07/11 (e)	3,395
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/07/11	1,000
11,575	Detroit City School District, Series ROCS-RR-II-R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q- SBLF, 0.190%, 06/07/11 (e)	11,575
385	Deutsche Bank Spears/Lifers Trust Various States, Series DB-302, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	385
6,900	Eclipse Funding Trust, Solar Eclipse, Detroit, Series 2006-0001, GO, VRDO, AGM, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	6,900
2,470	Holt Public Schools, GO, VRDO, Q- SBLF, 0.220%, 06/07/11	2,470
2,465	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.330%, 06/07/11	2,465
1,300	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	1,300
4,840	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R- 11869, Rev., VRDO, LIQ: Citibank N.A., 0.190%, 06/07/11 (e)	4,840
6,100	Michigan State Hospital Finance Authority, Ascension Health, Series F- 8, Rev., VRDO, 0.270%, 12/27/11 Michigan State Housing Development Authority,	6,100
10,000	Series B, Rev., VRDO, AMT, LOC: FNMA, 0.190%, 06/07/11	10,000
1,500	Series D, Rev., VRDO, LOC: FNMA, 0.180%, 06/07/11	1,500
1,320	Series D, Rev., VRDO, AMT, 0.230%, 06/07/11	1,320
6,090	Series E, Rev., VRDO, AMT, 0.220%, 06/07/11	6,090
5,925	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	5,925
	Michigan State Housing Development Authority, Rental Housing,
4,605	Series C, Rev., VRDO, AMT, 0.190%, 06/07/11	4,605
430	Series D, Rev., VRDO, AMT, 0.210%, 06/07/11	430

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
310	Michigan State Housing Development Authority, Single Family Mortgage, Series C, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.750%, 06/07/11	310
1,800	Michigan State University, Rev., VRDO, 0.170%, 06/07/11	1,800
885	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/07/11	885
1,600	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.400%, 06/07/11	1,600
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.320%, 06/07/11	1,000
420	Michigan Strategic Fund, Duo-Form Acquisition Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.320%, 06/07/11	420
2,150	Michigan Strategic Fund, Enovateit LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.230%, 06/07/11	2,150
1,500	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.400%, 06/07/11	1,500
249	Michigan Strategic Fund, Grayling Generating Project, Rev., VRDO, LOC: Barclays Bank New York, 0.200%, 06/07/11	249
1,070	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: National City Bank, 0.270%, 06/07/11	1,070
2,435	Michigan Strategic Fund, Millenium Steering LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.330%, 06/07/11	2,435
1,820	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.350%, 06/07/11	1,820
2,600	Michigan Strategic Fund, Sur-Flow Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.330%, 06/07/11	2,600
600	Michigan Strategic Fund, Transnav Technologies, Inc., Rev., VRDO, LOC: Lasalle Bank Midwest, 0.400%, 06/07/11	600
3,900	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/11	3,900
4,225	Milan Area Schools, GO, VRDO, Q- SBLF, LOC: Landesbank Hessen- Thuringen, 0.220%, 06/07/11	4,225
1,740	Oakland County EDC, A&M Label Project, Rev., VRDO, LOC: National City Bank of Michigan, 0.270%, 06/07/11	1,740
1,240	Puttable Floating Option Tax-Exempt Receipts, Series MT-631, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.350%, 06/07/11 (e)	1,240
	RBC Municipal Products, Inc. Trust, Floater Certificates,
1,720	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 06/07/11	1,720
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 06/07/11	5,950
3,700	Wells Fargo Stage Trust, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	3,700

	Total Weekly Demand Notes (Cost $117,694)	117,694

	Total Investments — 95.7% (Cost $152,520) *	152,520
	Other Assets in Excess of Liabilities — 4.3%	6,936

	NET ASSETS — 100.0%	$159,456

Percentages	indicated are based on net assets.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
EDC	—	Economic Development Corp.
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate
shown is the rate in effect as of May 31, 2011.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$152,520	$—	$152,520

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 2.6%
	AH Mortgage Advance Trust,
1,750	Series 2010-ADV1, Class A1, 3.968%, 08/15/22 (e)	1,772
1,894	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,902
6,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	6,700
1,643	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	1,641
1,981	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,992
385	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.564%, 04/25/36	298
	Chase Funding Mortgage Loan Asset-Backed Certificates,
1,353	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,306
1,551	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,484
305	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.574%, 12/25/33	273
135	Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	87
200	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.294%, 12/25/36	185
1,200	Freedom Trust, Series 2011-1, Class A13, VAR, 0.172%, 11/30/37 (e) (f) (i)	1,134
	HSBC Home Equity Loan Trust,
466	Series 2005-2, Class A1, VAR, 0.466%, 01/20/35	420
613	Series 2006-1, Class A1, VAR, 0.356%, 01/20/36	555
445	Series 2006-2, Class A1, VAR, 0.346%, 03/20/36	414
688	Series 2007-1, Class AS, VAR, 0.396%, 03/20/36	624
1,836	Series 2007-3, Class APT, VAR, 1.396%, 11/20/36	1,666
365	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.394%, 03/25/36	221
1,562	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.544%, 07/25/34 (e)	1,507
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.944%, 02/25/34	1,824
378	Series 2006-8, Class 2A2, VAR, 0.284%, 09/25/36	136
677	Series 2006-WL2, Class 2A3, VAR, 0.394%, 01/25/36	547
1,755	Mid-State Trust, Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,735
10,000	Nationstar Mortgage Advance Receivable Trust, Series 2009- ADV1, Class A1, VAR, 3.194%, 12/26/22 (e)	10,007
1,501	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.554%, 12/07/20	1,505
700	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.138%, 11/25/33	685
933	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	936
	PennyMac Loan Trust,
862	Series 2010-NPL1, Class A, VAR, 4.250%, 05/25/50 (e)	860
1,605	Series 2010-NPL1, Class M1, VAR, 5.000%, 05/25/50 (e)	1,604
	Real Estate Asset Trust,
1,776	Series 2011-1A, Class A1, 5.500%, 11/25/48 (e) (f) (i)	1,779
1,346	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	1,346
2,061	Series 2011-3A, Class A1, 5.440%, 06/25/31 (e)	2,061
500	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	262
	Residential Asset Mortgage Products, Inc.,
1,185	Series 2004-RS6, Class AI4, VAR, 5.457%, 05/25/32	1,202
427	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	416
1,200	Series 2005-EFC5, Class A3, VAR, 0.534%, 10/25/35	1,029
1,500	Residential Asset Securities Corp., Series 2005-KS9, Class A3, VAR, 0.564%, 10/25/35	1,428
3,040	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	3,032
395	Salomon Brothers Mortgage Securities VII, Inc., Series 2003- UP1, Class A, SUB, 3.950%, 04/25/32 (e)	340
1,414	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	1,435
1,000	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.464%, 06/25/35	931

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
		Structured Asset Securities Corp.,
805		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	816
704		Series 2002-AL1, Class A2, 3.450%, 02/25/32	667

		Total Asset-Backed Securities (Cost $60,684)	60,764

Collateralized Mortgage Obligations — 66.7%
		Agency CMO — 43.3%
2,060		Federal Home Loan Bank, Series 2000-1067, Class 1, 5.300%, 06/15/12	2,141
		Federal Home Loan Mortgage Corp. REMICS,
30		Series 11, Class D, 9.500%, 07/15/19	32
17		Series 22, Class C, 9.500%, 04/15/20	18
23		Series 23, Class F, 9.600%, 04/15/20	26
15		Series 30, Class D, 9.500%, 02/15/20	16
1		Series 41, Class I, HB, 84.000%, 05/15/20	1
8		Series 47, Class F, 10.000%, 06/15/20	9
99		Series 77, Class H, 8.500%, 09/15/20	111
3		Series 81, Class A, 8.125%, 11/15/20	4
8		Series 84, Class F, 9.200%, 10/15/20	9
8		Series 99, Class Z, 9.500%, 01/15/21	9
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	–	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	1
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	1
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	8
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	3
5		Series 1065, Class J, 9.000%, 04/15/21	6
11		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	20
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	1
7		Series 1084, Class F, VAR, 1.200%, 05/15/21	7
5		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	10
8		Series 1133, Class H, 7.000%, 09/15/21	9
20		Series 1144, Class KB, 8.500%, 09/15/21	23
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
–	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	8
56		Series 1343, Class LA, 8.000%, 08/15/22	66
28		Series 1343, Class LB, 7.500%, 08/15/22	33
87		Series 1374, Class Z, 7.000%, 10/15/22	98
25		Series 1395, Class G, 6.000%, 10/15/22	28
231		Series 1401, Class J, 7.000%, 10/15/22	260
323		Series 1466, Class PZ, 7.500%, 02/15/23	369
9		Series 1470, Class F, VAR, 2.452%, 02/15/23	9
10		Series 1505, Class QB, HB, IF, 20.183%, 05/15/23	14
95		Series 1518, Class G, IF, 8.875%, 05/15/23	108
74		Series 1526, Class L, 6.500%, 06/15/23	79
19		Series 1540, Class IA, 7.000%, 06/15/13	19
102		Series 1541, Class O, VAR, 2.540%, 07/15/23	104
957		Series 1552, Class IA, IF, 14.603%, 08/15/23	1,215
24		Series 1570, Class F, VAR, 2.952%, 08/15/23	25
61		Series 1570, Class SA, HB, IF, 21.297%, 08/15/23	92
262		Series 1578, Class K, 6.900%, 09/15/23	300
30		Series 1578, Class V, IO, 7.000%, 09/15/23	6
590		Series 1591, Class PV, 6.250%, 10/15/23	633
91		Series 1596, Class D, 6.500%, 10/15/13	91
15		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	25
172		Series 1609, Class LG, IF, 16.792%, 11/15/23	207
776		Series 1628, Class LZ, 6.500%, 12/15/23	868
685		Series 1638, Class H, 6.500%, 12/15/23	799

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
1,036	Series 1644, Class K, 6.750%, 12/15/23	1,093
871	Series 1658, Class GZ, 7.000%, 01/15/24	927
6	Series 1671, Class QC, IF, 10.000%, 02/15/24	7
368	Series 1677, Class Z, 7.500%, 07/15/23	420
10	Series 1686, Class SH, IF, 18.675%, 02/15/24	15
30	Series 1688, Class W, 7.250%, 03/15/14	32
334	Series 1695, Class EB, 7.000%, 03/15/24	378
42	Series 1699, Class FC, VAR, 0.850%, 03/15/24	42
52	Series 1745, Class D, 7.500%, 08/15/24	61
1,367	Series 1760, Class ZD, VAR, 2.910%, 02/15/24	1,467
143	Series 1798, Class F, 5.000%, 05/15/23	155
8	Series 1807, Class G, 9.000%, 10/15/20	9
1,236	Series 1813, Class I, PO, 11/15/23	1,113
4,779	Series 1813, Class J, IF, IO, 5.750%, 11/15/23	675
268	Series 1829, Class ZB, 6.500%, 03/15/26	301
13	Series 1844, Class E, 6.500%, 10/15/13	13
483	Series 1863, Class Z, 6.500%, 07/15/26	544
6	Series 1865, Class D, PO, 02/15/24	4
146	Series 1899, Class ZE, 8.000%, 09/15/26	170
119	Series 1963, Class Z, 7.500%, 01/15/27	137
38	Series 1985, Class PR, IO, 8.000%, 07/15/27	9
60	Series 1987, Class PE, 7.500%, 09/15/27	72
14	Series 2025, Class PE, 6.300%, 01/15/13	14
514	Series 2033, Class J, 5.600%, 06/15/23	562
28	Series 2033, Class SN, HB, IF, 24.910%, 03/15/24	18
36	Series 2038, Class PN, IO, 7.000%, 03/15/28	8
300	Series 2040, Class PE, 7.500%, 03/15/28	354
42	Series 2042, Class T, 7.000%, 03/15/28	43
80	Series 2055, Class OE, 6.500%, 05/15/13	80
130	Series 2060, Class Z, 6.500%, 05/15/28	148
331	Series 2061, Class DC, IO, 6.500%, 06/15/28	73
24,408	Series 2065, Class PX, IO, 0.750%, 08/17/27	729
790	Series 2075, Class PH, 6.500%, 08/15/28	897
168	Series 2086, Class GB, 6.000%, 09/15/28	178
55	Series 2089, Class PJ, IO, 7.000%, 10/15/28	12
341	Series 2102, Class TC, 6.000%, 12/15/13 (m)	357
216	Series 2102, Class TU, 6.000%, 12/15/13 (m)	226
656	Series 2110, Class PG, 6.000%, 01/15/29	723
571	Series 2111, Class SB, IF, IO, 7.302%, 01/15/29	101
207	Series 2115, Class PE, 6.000%, 01/15/14	214
224	Series 2125, Class JZ, 6.000%, 02/15/29	240
500	Series 2130, Class QS, 6.000%, 03/15/29	547
87	Series 2132, Class SB, HB, IF, 29.639%, 03/15/29	134
130	Series 2132, Class ZL, 6.500%, 03/15/29	145
9	Series 2135, Class UK, IO, 6.500%, 03/15/14	1
19	Series 2141, Class IO, IO, 7.000%, 04/15/29	4
45	Series 2163, Class PC, IO, 7.500%, 06/15/29	9
100	Series 2178, Class PB, 7.000%, 08/15/29	120
153	Series 2201, Class C, 8.000%, 11/15/29	187
458	Series 2209, Class TC, 8.000%, 01/15/30	535
232	Series 2210, Class Z, 8.000%, 01/15/30	274
96	Series 2224, Class CB, 8.000%, 03/15/30	117
54	Series 2247, Class Z, 7.500%, 08/15/30	63
320	Series 2254, Class Z, 9.000%, 09/15/30	378
265	Series 2256, Class MC, 7.250%, 09/15/30	316

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
425	Series 2259, Class ZM, 7.000%, 10/15/30	487
455	Series 2271, Class PC, 7.250%, 12/15/30	542
412	Series 2283, Class K, 6.500%, 12/15/23	448
135	Series 2296, Class PD, 7.000%, 03/15/31	158
160	Series 2301, Class PA, 6.000%, 10/15/13	165
1,870	Series 2303, Class ZD, 7.000%, 04/15/31	2,064
1,133	Series 2303, Class ZN, 8.500%, 04/15/29	1,274
63	Series 2306, Class K, PO, 05/15/24	58
157	Series 2306, Class SE, IF, IO, 7.190%, 05/15/24	27
580	Series 2344, Class QG, 6.000%, 08/15/16	625
1,055	Series 2344, Class ZD, 6.500%, 08/15/31	1,177
117	Series 2344, Class ZJ, 6.500%, 08/15/31	131
79	Series 2345, Class NE, 6.500%, 08/15/31	85
248	Series 2347, Class VP, 6.500%, 03/15/20	257
231	Series 2353, Class TD, 6.000%, 09/15/16	246
225	Series 2355, Class BP, 6.000%, 09/15/16	242
176	Series 2358, Class PD, 6.000%, 09/15/16	190
381	Series 2359, Class PM, 6.000%, 09/15/16	405
497	Series 2359, Class ZB, 8.500%, 06/15/31	583
427	Series 2360, Class PG, 6.000%, 09/15/16	461
113	Series 2363, Class PF, 6.000%, 09/15/16	122
214	Series 2366, Class MD, 6.000%, 10/15/16	230
75	Series 2368, Class AS, HB, IF, 20.415%, 10/15/31	108
157	Series 2368, Class TG, 6.000%, 10/15/16	168
84	Series 2372, Class F, VAR, 0.698%, 10/15/31	84
90	Series 2383, Class FD, VAR, 0.698%, 11/15/31	91
148	Series 2388, Class UZ, 8.500%, 06/15/31	174
993	Series 2391, Class QR, 5.500%, 12/15/16	1,071
105	Series 2394, Class MC, 6.000%, 12/15/16	113
1,390	Series 2399, Class TH, 6.500%, 01/15/32	1,553
243	Series 2410, Class OE, 6.375%, 02/15/32	271
304	Series 2410, Class QS, IF, 18.985%, 02/15/32	376
164	Series 2410, Class QX, IF, IO, 8.452%, 02/15/32	40
244	Series 2423, Class MC, 7.000%, 03/15/32	275
310	Series 2423, Class MT, 7.000%, 03/15/32	349
268	Series 2425, Class OB, 6.000%, 03/15/17	291
618	Series 2433, Class SA, HB, IF, 20.415%, 02/15/32	853
385	Series 2434, Class TC, 7.000%, 04/15/32	438
709	Series 2436, Class MC, 7.000%, 04/15/32	801
216	Series 2444, Class ES, IF, IO, 7.752%, 03/15/32	46
223	Series 2450, Class GZ, 7.000%, 05/15/32	257
245	Series 2450, Class SW, IF, IO, 7.802%, 03/15/32	51
527	Series 2458, Class QE, 5.500%, 06/15/17	568
619	Series 2462, Class NB, 6.500%, 06/15/22	695
1,187	Series 2464, Class FE, VAR, 1.198%, 03/15/32	1,205
70	Series 2470, Class SL, IF, 9.000%, 01/15/27	73
370	Series 2474, Class SJ, IF, IO, 7.452%, 07/15/17	39
17	Series 2480, Class PV, 6.000%, 07/15/11	17
3,937	Series 2494, Class SX, IF, IO, 6.802%, 02/15/32	735
98	Series 2513, Class YO, PO, 02/15/32	98
1,330	Series 2513, Class ZC, 5.500%, 10/15/32	1,454
308	Series 2515, Class DE, 4.000%, 03/15/32	322
1,390	Series 2517, Class Z, 5.500%, 10/15/32	1,531
9	Series 2519, Class BT, 8.500%, 09/15/31	9

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
911	Series 2533, Class HB, 5.500%, 12/15/17	992
376	Series 2535, Class BK, 5.500%, 12/15/22	416
1,426	Series 2549, Class ZG, 5.000%, 01/15/18	1,466
121	Series 2553, Class GF, VAR, 0.598%, 02/15/17	121
10,000	Series 2568, Class KG, 5.500%, 02/15/23	11,082
163	Series 2571, Class SK, HB, IF, 33.646%, 09/15/23	278
1,418	Series 2574, Class HP, 5.000%, 02/15/18	1,531
1,116	Series 2586, Class WI, IO, 6.500%, 03/15/33	227
825	Series 2587, Class CO, PO, 03/15/32	813
2,490	Series 2590, Class IP, IO, 5.500%, 08/15/31	133
1,400	Series 2591, Class QO, 4.500%, 03/15/18	1,506
74	Series 2591, Class WI, IO, 5.500%, 02/15/30	–	(h)
628	Series 2594, Class DJ, 4.250%, 10/15/30	647
50	Series 2597, Class DS, IF, IO, 7.352%, 02/15/33	3
69	Series 2599, Class DS, IF, IO, 6.802%, 02/15/33	4
212	Series 2610, Class DS, IF, IO, 6.902%, 03/15/33	9
1,935	Series 2610, Class DZ, 5.500%, 05/15/33	2,130
400	Series 2611, Class SH, IF, IO, 7.452%, 10/15/21	11
315	Series 2611, Class SQ, IF, 12.604%, 05/15/33	346
995	Series 2611, Class UH, 4.500%, 05/15/18	1,053
2,330	Series 2617, Class GR, 4.500%, 05/15/18	2,497
3,028	Series 2626, Class NS, IF, IO, 6.352%, 06/15/23	270
3,172	Series 2627, Class GY, 4.500%, 06/15/18	3,401
2,071	Series 2631, Class LC, 4.500%, 06/15/18	2,216
257	Series 2631, Class SA, IF, 14.487%, 06/15/33	302
988	Series 2637, Class SA, IF, IO, 5.902%, 06/15/18	112
491	Series 2640, Class UG, IO, 5.000%, 01/15/32	51
1,422	Series 2640, Class UP, IO, 5.000%, 01/15/32	104
35	Series 2640, Class UR, IO, 4.500%, 08/15/17	1
2,454	Series 2641, Class WI, IO, 5.000%, 01/15/33	317
2	Series 2643, Class HI, IO, 4.500%, 12/15/16	–	(h)
1,000	Series 2649, Class IG, IO, 5.000%, 11/15/31	109
1,151	Series 2650, Class PO, PO, 12/15/32	1,038
1,952	Series 2650, Class SO, PO, 12/15/32	1,766
590	Series 2657, Class MD, 5.000%, 12/15/20	606
26	Series 2668, Class S, IF, 11.604%, 09/15/33	26
868	Series 2668, Class SB, IF, 7.024%, 10/15/15	880
472	Series 2671, Class S, IF, 14.395%, 09/15/33	552
1,036	Series 2672, Class ME, 5.000%, 11/15/22	1,135
240	Series 2672, Class SJ, IF, 6.980%, 09/15/16	245
6,732	Series 2675, Class CK, 4.000%, 09/15/18 (m)	7,138
7,000	Series 2677, Class LE, 4.500%, 09/15/18	7,662
733	Series 2682, Class YS, IF, 8.685%, 10/15/33	710
11,562	Series 2684, Class PO, PO, 01/15/33	10,482
337	Series 2684, Class TO, PO, 10/15/33	306
497	Series 2686, Class GB, 5.000%, 05/15/20	502
381	Series 2686, Class NS, IF, IO, 7.402%, 10/15/21	16
509	Series 2690, Class SJ, IF, 8.853%, 10/15/33	497
1,715	Series 2691, Class ND, 5.000%, 10/15/28	1,736
405	Series 2691, Class SE, IF, 9.260%, 12/15/28	412
408	Series 2691, Class WS, IF, 8.703%, 10/15/33	395
903	Series 2692, Class SC, IF, 12.891%, 07/15/33	1,012
170	Series 2694, Class BA, 4.000%, 06/15/31	182
410	Series 2695, Class OB, PO, 10/15/33	322

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
740	Series 2695, Class SX, IF, 16.059%, 10/15/33	796
370	Series 2695, Class WS, IF, 15.922%, 10/15/33	396
1,554	Series 2702, Class PC, 5.000%, 01/15/23	1,688
266	Series 2705, Class SC, IF, 8.703%, 11/15/33	259
630	Series 2705, Class SD, IF, 8.745%, 11/15/33	612
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,252
2,589	Series 2715, Class OG, 5.000%, 01/15/23	2,852
3,679	Series 2716, Class UN, 4.500%, 12/15/23	3,975
1,928	Series 2720, Class PC, 5.000%, 12/15/23	2,112
748	Series 2725, Class SC, IF, 8.760%, 11/15/33	734
3,018	Series 2727, Class BS, IF, 8.778%, 01/15/34	2,938
77	Series 2744, Class FE, VAR, 0.000%, 02/15/34	77
421	Series 2744, Class PD, 5.500%, 08/15/33	426
1,838	Series 2744, Class TU, 5.500%, 05/15/32	1,984
38	Series 2754, Class JG, 4.500%, 03/15/33	38
1,789	Series 2755, Class PA, PO, 02/15/29	1,768
445	Series 2755, Class SA, IF, 13.804%, 05/15/30	502
466	Series 2756, Class NA, 5.000%, 02/15/24	514
135	Series 2760, Class IB, IO, 5.000%, 11/15/27	–	(h)
29	Series 2762, Class LO, PO, 03/15/34	29
685	Series 2764, Class OE, 4.500%, 03/15/19	752
12	Series 2774, Class QO, PO, 04/15/34	12
231	Series 2776, Class SK, IF, 8.778%, 04/15/34	226
49	Series 2777, Class DV, 6.500%, 11/15/17	50
3,500	Series 2780, Class BE, 4.500%, 04/15/19	3,784
700	Series 2780, Class JG, 4.500%, 04/15/19	745
1,678	Series 2780, Class YC, 5.000%, 04/15/19	1,862
1,369	Series 2802, Class ZY, 6.000%, 05/15/34	1,396
432	Series 2812, Class AB, 4.500%, 10/15/18	450
2,028	Series 2812, Class NO, PO, 10/15/33	1,566
3,000	Series 2827, Class QE, 5.500%, 03/15/33	3,227
97	Series 2827, Class SQ, IF, 7.500%, 01/15/19	98
670	Series 2835, Class BO, PO, 12/15/28	631
577	Series 2835, Class QO, PO, 12/15/32	492
244	Series 2863, Class JA, 4.500%, 09/15/19	253
1,344	Series 2864, Class GB, 4.000%, 09/15/19	1,422
308	Series 2877, Class KO, PO, 03/15/19	280
345	Series 2897, Class EO, PO, 10/15/31	340
879	Series 2903, Class UZ, 5.500%, 07/15/31	904
2,000	Series 2921, Class MD, 5.000%, 06/15/33	2,104
40	Series 2925, Class MW, VAR, 0.000%, 01/15/35	40
1,000	Series 2930, Class AN, 4.500%, 06/15/19	1,074
3,147	Series 2934, Class EC, PO, 02/15/20	2,855
286	Series 2934, Class EN, PO, 02/15/18	280
3,273	Series 2934, Class HI, IO, 5.000%, 02/15/20	416
2,174	Series 2934, Class KI, IO, 5.000%, 02/15/20	253
821	Series 2945, Class SA, IF, 11.938%, 03/15/20	947
920	Series 2967, Class JI, IO, 5.000%, 04/15/20	115
334	Series 2967, Class S, HB, IF, 32.736%, 04/15/25	520
494	Series 2971, Class GB, 5.000%, 11/15/16	504
685	Series 2971, Class GC, 5.000%, 07/15/18	735
1,250	Series 2979, Class BC, 5.000%, 04/15/20	1,380
445	Series 2989, Class PO, PO, 06/15/23	418
511	Series 2990, Class LK, VAR, 0.568%, 10/15/34	511

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
522	Series 2990, Class SL, HB, IF, 23.767%, 06/15/34	729
257	Series 2990, Class WP, IF, 16.517%, 06/15/35	309
144	Series 2996, Class FD, VAR, 0.448%, 06/15/35	144
1,000	Series 2999, Class NC, 4.500%, 12/15/18	1,053
44	Series 3000, Class JF, VAR, 0.598%, 04/15/35	44
544	Series 3022, Class SX, IF, 16.380%, 08/15/25	663
2,539	Series 3035, Class Z, 5.850%, 09/15/35	2,790
1,237	Series 3047, Class OB, 5.500%, 12/15/33	1,310
1,631	Series 3049, Class XF, VAR, 0.548%, 05/15/33	1,630
1,426	Series 3054, Class MI, IO, 5.500%, 05/15/34	149
31	Series 3063, Class ST, SUB, 11/15/35	32
2,526	Series 3068, Class QB, 4.500%, 06/15/20	2,686
1,428	Series 3077, Class TO, PO, 04/15/35	1,275
474	Series 3100, Class MA, VAR, 2.625%, 12/15/35	459
4,128	Series 3101, Class UZ, 6.000%, 01/15/36	4,665
930	Series 3117, Class EO, PO, 02/15/36	793
1,045	Series 3117, Class OK, PO, 02/15/36	867
292	Series 3122, Class OH, PO, 03/15/36	253
85	Series 3122, Class ZB, 6.000%, 03/15/36	88
1,328	Series 3130, Class KZ, 5.500%, 12/15/34	1,464
220	Series 3134, Class PO, PO, 03/15/36	194
5,068	Series 3137, Class XP, 6.000%, 04/15/36	5,662
934	Series 3138, Class PO, PO, 04/15/36	834
1,500	Series 3143, Class BC, 5.500%, 02/15/36	1,639
282	Series 3149, Class SO, PO, 05/15/36	214
2,000	Series 3151, Class PD, 6.000%, 11/15/34	2,191
1,454	Series 3151, Class PO, PO, 05/15/36	1,269
1,201	Series 3152, Class MO, PO, 03/15/36	1,012
1,141	Series 3153, Class EO, PO, 05/15/36	1,006
6,802	Series 3155, Class CG, 6.000%, 11/15/24	7,151
5,000	Series 3156, Class AZ, 5.500%, 05/15/36	5,494
837	Series 3162, Class OB, 6.000%, 11/15/30	862
8,000	Series 3166, Class AC, 5.000%, 06/15/21 (m)	9,080
82	Series 3170, Class FM, VAR, 0.548%, 09/15/33	82
928	Series 3171, Class MO, PO, 06/15/36	782
803	Series 3174, Class PX, 5.000%, 06/15/17	874
1,357	Series 3179, Class OA, PO, 07/15/36	1,140
499	Series 3184, Class OA, PO, 02/15/33	456
1,782	Series 3194, Class SA, IF, IO, 6.902%, 07/15/36	255
1,480	Series 3195, Class PD, 6.500%, 07/15/36	1,664
2,000	Series 3218, Class BE, 6.000%, 09/15/35	2,238
2,058	Series 3219, Class DI, IO, 6.000%, 04/15/36	369
1,414	Series 3232, Class ST, IF, IO, 6.502%, 10/15/36	198
1,661	Series 3237, Class AO, PO, 11/15/36	1,462
1,872	Series 3253, Class PO, PO, 12/15/21	1,719
914	Series 3260, Class CS, IF, IO, 5.942%, 01/15/37	132
1,126	Series 3262, Class SG, IF, IO, 6.202%, 01/15/37	174
1,261	Series 3274, Class JO, PO, 02/15/37	1,068
920	Series 3274, Class MO, PO, 02/15/37	818
547	Series 3275, Class FL, VAR, 0.638%, 02/15/37	546
3,500	Series 3282, Class YD, 5.500%, 02/15/22	3,823
1,393	Series 3285, Class PC, 5.500%, 09/15/30	1,417
357	Series 3288, Class GS, IF, 4.220%, 03/15/37	367
2,673	Series 3290, Class SB, IF, IO, 6.252%, 03/15/37	354

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
13	Series 3299, Class QF, VAR, 04/15/37	13
768	Series 3305, Class MB, IF, 2.678%, 07/15/34	772
2,500	Series 3329, Class JD, 6.000%, 06/15/36	2,803
2,540	Series 3334, Class MC, 5.000%, 04/15/33	2,617
4,400	Series 3342, Class VG, 6.000%, 11/15/23	4,921
26	Series 3356, Class PA, 6.000%, 11/15/26	26
487	Series 3371, Class FA, VAR, 0.798%, 09/15/37	490
1,511	Series 3373, Class TO, PO, 04/15/37	1,275
3,994	Series 3385, Class SN, IF, IO, 5.802%, 11/15/37	452
2,096	Series 3387, Class SA, IF, IO, 6.222%, 11/15/37	256
1,770	Series 3389, Class DQ, 5.750%, 10/15/35	1,925
2,453	Series 3404, Class SC, IF, IO, 5.802%, 01/15/38	269
6,145	Series 3422, Class AI, IO, SUB, 1.860%, 01/15/38	55
1,456	Series 3422, Class LI, IO, 5.000%, 02/15/23	162
5,465	Series 3430, Class AI, IO, 1.417%, 09/15/12	69
3,339	Series 3437, Class AI, IO, 1.335%, 09/15/11	7
2,680	Series 3451, Class SA, IF, IO, 5.852%, 05/15/38	323
2,143	Series 3461, Class LZ, 6.000%, 06/15/38	2,387
2,870	Series 3481, Class SJ, IF, IO, 5.652%, 08/15/38	329
2,932	Series 3505, Class SA, IF, IO, 5.802%, 01/15/39	312
2,292	Series 3511, Class IO, IO, 5.000%, 12/15/21	261
1,492	Series 3511, Class SA, IF, IO, 5.802%, 02/15/39	153
3,020	Series 3515, Class PI, IO, 5.500%, 07/15/37	386
5,515	Series 3531, Class SA, IF, IO, 6.102%, 05/15/39	690
2,713	Series 3537, Class MI, IO, 5.000%, 06/15/38	777
417	Series 3546, Class A, VAR, 5.937%, 02/15/39	449
2,525	Series 3549, Class FA, VAR, 1.398%, 07/15/39	2,541
2,723	Series 3564, Class JA, 4.000%, 01/15/18	2,874
3,461	Series 3572, Class JS, IF, IO, 6.602%, 09/15/39	527
1,498	Series 3604, Class PO, PO, 05/15/36	1,297
1,600	Series 3607, Class AO, PO, 04/15/36	1,262
1,600	Series 3607, Class BO, PO, 04/15/36	1,261
1,414	Series 3607, Class EO, PO, 02/15/33	1,271
2,536	Series 3611, Class PO, PO, 07/15/34	2,139
1,907	Series 3621, Class BO, PO, 01/15/40	1,600
1,343	Series 3632, Class BS, IF, 16.840%, 02/15/40	1,679
2,829	Series 3666, Class VA, 5.500%, 12/15/22	3,126
7,654	Series 3680, Class MA, 4.500%, 07/15/39	8,200
2,356	Series 3688, Class CU, VAR, 6.816%, 11/15/21	2,580
4,546	Series 3688, Class GT, VAR, 7.158%, 11/15/46	5,280
8,724	Series 3688, Class NI, IO, 5.000%, 04/15/32	1,232
11,563	Series 3704, Class CT, 7.000%, 12/15/36	13,232
7,760	Series 3704, Class DT, 7.500%, 11/15/36	8,985
6,190	Series 3704, Class ET, 7.500%, 12/15/36	7,172
8,680	Series 3714, Class IP, IO, 5.000%, 08/15/40	1,633
7,096	Series 3739, Class LI, IO, 4.000%, 03/15/34	952
5,077	Series 3740, Class SC, IF, IO, 5.802%, 10/15/40	867
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,345
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,430
7,626	Series 3759, Class HI, IO, 4.000%, 08/15/37	1,171
5,856	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,019
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,615
2,000	Series R004, Class VG, 6.000%, 08/15/21	2,198
6,778	Series R006, Class ZA, 6.000%, 04/15/36	7,760

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
		Agency CMO — Continued
5,800		Series R007, Class ZA, 6.000%, 05/15/36	6,479
627		Series R012, Class AI, IO, 5.500%, 12/15/20	32
		Federal Home Loan Mortgage Corp. STRIPS,
3		Series 1, Class B, IO, 8.000%, 10/15/18	–	(h)
1		Series 16, Class B, IO, 10.000%, 06/01/20	–	(h)
15		Series 134, Class B, IO, 9.000%, 04/01/22	3
2,589		Series 191, Class IO, IO, 8.000%, 01/01/28	608
1,970		Series 197, Class PO, PO, 04/01/28	1,662
3,043		Series 233, Class 11, IO, 5.000%, 09/15/35	644
1,700		Series 233, Class 12, IO, 5.000%, 09/15/35	356
4,115		Series 233, Class 13, IO, 5.000%, 09/15/35	853
9,759		Series 239, Class S30, IF, IO, 7.502%, 08/15/36	1,435
1,478		Series 243, Class 16, IO, 4.500%, 11/15/20	161
2,399		Series 243, Class 17, IO, 4.500%, 12/15/20	266
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
459		Series T-41, Class 3A, VAR, 7.079%, 07/25/32 (m)	525
1,729		Series T-42, Class A5, 7.500%, 02/25/42	2,042
102		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	116
120		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	140
2,775		Series T-54, Class 2A, 6.500%, 02/25/43	3,154
1,369		Series T-54, Class 3A, 7.000%, 02/25/43	1,604
2,549		Series T-56, Class A5, 5.231%, 05/25/43	2,712
258		Series T-58, Class APO, PO, 09/25/43	194
256		Series T-59, Class 1AP, PO, 10/25/43	216
7,037		Series T-76, Class 2A, VAR, 3.642%, 10/25/37	7,159
4,000		Federal National Mortgage Association - ACES, Series 2010- M1, Class A2, 4.450%, 09/25/19	4,239
		Federal National Mortgage Association Grantor Trust,
55		Series 2001-T10, Class PO, PO, 12/25/41	42
1,172		Series 2001-T12, Class A2, 7.500%, 08/25/41	1,306
1,219		Series 2001-T7, Class A1, 7.500%, 02/25/41	1,444
391		Series 2002-T16, Class A2, 7.000%, 07/25/42	447
717		Series 2002-T19, Class A2, 7.000%, 07/25/42	822
516		Series 2002-T4, Class A2, 7.000%, 12/25/41	590
1,413		Series 2002-T4, Class A3, 7.500%, 12/25/41	1,629
1,582		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,764
977		Series 2004-T3, Class PT1, VAR, 9.248%, 01/25/44	1,195
		Federal National Mortgage Association REMICS,
74		Series 1988-7, Class Z, 9.250%, 04/25/18	83
5		Series 1988-11, Class D, PO, 05/25/18	4
406		Series 1988-21, Class G, 9.500%, 08/25/18	474
4		Series 1988-29, Class B, 9.500%, 12/25/18	4
1		Series 1989-19, Class A, 10.300%, 04/25/19	1
5		Series 1989-21, Class G, 10.450%, 04/25/19	6
19		Series 1989-27, Class Y, 6.900%, 06/25/19	21
16		Series 1989-70, Class G, 8.000%, 10/25/19	19
10		Series 1989-78, Class H, 9.400%, 11/25/19	11
7		Series 1989-89, Class H, 9.000%, 11/25/19	8
6		Series 1990-60, Class K, 5.500%, 06/25/20	6
5		Series 1990-93, Class G, 5.500%, 08/25/20	5
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
43		Series 1990-102, Class J, 6.500%, 08/25/20	47
5		Series 1990-134, Class SC, HB, IF, 21.272%, 11/25/20	8
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	6

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
		Agency CMO — Continued
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
305		Series 1991-44, Class G, 8.500%, 05/25/21	367
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	2
11		Series 1992-101, Class J, 7.500%, 06/25/22	12
274		Series 1992-188, Class PZ, 7.500%, 10/25/22	312
302		Series 1993-25, Class J, 7.500%, 03/25/23	344
137		Series 1993-27, Class S, IF, 9.423%, 02/25/23	156
65		Series 1993-31, Class K, 7.500%, 03/25/23	74
580		Series 1993-54, Class Z, 7.000%, 04/25/23	653
31		Series 1993-62, Class SA, IF, 17.145%, 04/25/23	43
30		Series 1993-97, Class FA, VAR, 1.469%, 05/25/23	30
8		Series 1993-108, Class D, PO, 02/25/23	7
72		Series 1993-162, Class F, VAR, 1.169%, 08/25/23	73
12		Series 1993-165, Class SD, IF, 11.776%, 09/25/23	13
60		Series 1993-167, Class GA, 7.000%, 09/25/23	61
111		Series 1993-179, Class SB, HB, IF, 23.398%, 10/25/23	165
123		Series 1993-220, Class SG, IF, 15.563%, 11/25/13	136
33		Series 1993-225, Class SG, HB, IF, 26.596%, 12/25/13	40
23		Series 1993-228, Class G, PO, 09/25/23	20
18		Series 1993-230, Class FA, VAR, 0.819%, 12/25/23	18
351		Series 1993-250, Class Z, 7.000%, 12/25/23	380
95		Series 1993-257, Class C, PO, 06/25/23	94
1,521		Series 1994-26, Class J, PO, 01/25/24	1,341
179		Series 1994-37, Class L, 6.500%, 03/25/24	206
44		Series 1995-2, Class Z, 8.500%, 01/25/25	51
374		Series 1996-14, Class SE, IF, IO, 7.340%, 08/25/23	66
18		Series 1996-59, Class J, 6.500%, 08/25/22	20
122		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	6
32		Series 1997-24, Class Z, 8.000%, 04/18/27	38
31		Series 1997-27, Class J, 7.500%, 04/18/27	35
581		Series 1997-46, Class Z, 7.500%, 06/17/27	663
29		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	6
1,526		Series 1998-30, Class ZA, 6.500%, 05/20/28	1,730
72		Series 1998-36, Class J, 6.000%, 07/18/28	78
579		Series 1998-36, Class ZB, 6.000%, 07/18/28	649
235		Series 1998-43, Class SA, IF, IO, 15.813%, 04/25/23	86
186		Series 1999-57, Class Z, 7.500%, 12/25/19	211
187		Series 1999-62, Class PB, 7.500%, 12/18/29	216
680		Series 2000-18, Class EC, PO, 10/25/23	624
29		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	7
1,351		Series 2001-4, Class ZA, 6.500%, 03/25/31	1,530
92		Series 2001-5, Class OW, 6.000%, 03/25/16	95
161		Series 2001-7, Class PF, 7.000%, 03/25/31	184
298		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	62
290		Series 2001-36, Class DE, 7.000%, 08/25/31	332
948		Series 2001-38, Class FB, VAR, 0.694%, 08/25/31	950
186		Series 2001-44, Class PD, 7.000%, 09/25/31	213
332		Series 2001-44, Class PU, 7.000%, 09/25/31	381
537		Series 2001-49, Class LZ, 8.500%, 07/25/31	637
202		Series 2001-52, Class XN, 6.500%, 11/25/15	219
1,069		Series 2001-53, Class FX, VAR, 0.544%, 10/25/31	1,066
865		Series 2001-61, Class Z, 7.000%, 11/25/31	993
365		Series 2001-71, Class QE, 6.000%, 12/25/16	394
206		Series 2001-72, Class SX, IF, 17.014%, 12/25/31	260

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
189	Series 2001-74, Class MB, 6.000%, 12/25/16	204
213	Series 2002-1, Class HC, 6.500%, 02/25/22	229
110	Series 2002-1, Class SA, HB, IF, 24.557%, 02/25/32	161
177	Series 2002-1, Class UD, HB, IF, 23.734%, 12/25/23	270
382	Series 2002-3, Class PG, 5.500%, 02/25/17	406
730	Series 2002-7, Class FD, VAR, 0.894%, 04/25/29	736
151	Series 2002-9, Class ST, IF, 18.854%, 03/25/17	187
1,178	Series 2002-11, Class QG, 5.500%, 03/25/17	1,268
1,043	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	56
66	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	68
1,500	Series 2002-18, Class PC, 5.500%, 04/25/17	1,573
362	Series 2002-19, Class PE, 6.000%, 04/25/17	390
2,064	Series 2002-30, Class Z, 6.000%, 05/25/32	2,312
129	Series 2002-37, Class Z, 6.500%, 06/25/32	147
2,685	Series 2002-42, Class C, 6.000%, 07/25/17	2,915
4,254	Series 2002-50, Class ZA, 6.000%, 05/25/31	4,769
814	Series 2002-55, Class QE, 5.500%, 09/25/17	891
2,421	Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	2,627
1,037	Series 2002-62, Class ZE, 5.500%, 11/25/17	1,135
476	Series 2002-63, Class KC, 5.000%, 10/25/17	512
501	Series 2002-63, Class LB, 5.500%, 10/25/17	544
1,672	Series 2002-71, Class KM, 5.000%, 11/25/17	1,801
407	Series 2002-77, Class S, IF, 14.128%, 12/25/32	477
1,324	Series 2002-81, Class JO, PO, 04/25/32	1,231
22	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1
888	Series 2002-95, Class XD, 5.000%, 01/25/18	961
621	Series 2003-7, Class A1, 6.500%, 12/25/42	689
2,467	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	492
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,048
614	Series 2003-23, Class CS, IF, IO, 7.906%, 05/25/31	38
2,220	Series 2003-26, Class XS, IF, IO, 6.856%, 03/25/23	253
695	Series 2003-27, Class DW, 4.500%, 04/25/17	713
3,823	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	877
196	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	40
2,408	Series 2003-41, Class PE, 5.500%, 05/25/23	2,718
3,595	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	789
648	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	38
136	Series 2003-52, Class SX, HB, IF, 22.368%, 10/25/31	197
872	Series 2003-55, Class CD, 5.000%, 06/25/23	929
60	Series 2003-60, Class NJ, 5.000%, 07/25/21	60
58	Series 2003-67, Class VQ, 7.000%, 01/25/19	60
421	Series 2003-68, Class QP, 3.000%, 07/25/22	431
2,411	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	263
2,021	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	366
220	Series 2003-73, Class GA, 3.500%, 05/25/31	229
512	Series 2003-73, Class HF, VAR, 0.644%, 01/25/31	513
197	Series 2003-73, Class PB, 4.500%, 08/25/18	202
157	Series 2003-74, Class SH, IF, 9.821%, 08/25/33	157
1,510	Series 2003-76, Class SH, IF, 13.812%, 09/25/31	1,745
57	Series 2003-79, Class NM, 4.000%, 05/25/22	59
2,326	Series 2003-80, Class SY, IF, IO, 7.456%, 06/25/23	267
1,036	Series 2003-81, Class LC, 4.500%, 09/25/18	1,123
3,001	Series 2003-83, Class PG, 5.000%, 06/25/23	3,263
300	Series 2003-86, Class PX, 4.500%, 02/25/17	307

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
1,301	Series 2003-86, Class ZA, 5.500%, 09/25/33	1,437
1,000	Series 2003-88, Class TH, 4.500%, 09/25/18	1,085
335	Series 2003-91, Class SD, IF, 12.177%, 09/25/33	378
116	Series 2003-92, Class SH, IF, 9.265%, 09/25/18	118
3,808	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,427
192	Series 2003-106, Class PO, PO, 08/25/17	179
621	Series 2003-106, Class US, IF, 8.784%, 11/25/23	625
3,985	Series 2003-106, Class WE, 4.500%, 11/25/22	4,294
1,732	Series 2003-116, Class SB, IF, IO, 7.406%, 11/25/33	289
2,218	Series 2003-117, Class JB, 3.500%, 06/25/33	2,306
3,000	Series 2003-120, Class BL, 3.500%, 12/25/18	3,158
777	Series 2003-122, Class TE, 5.000%, 12/25/22	854
426	Series 2003-128, Class KE, 4.500%, 01/25/14	441
527	Series 2003-130, Class SX, IF, 11.229%, 01/25/34	584
353	Series 2003-131, Class SK, IF, 15.812%, 01/25/34	430
345	Series 2003-132, Class OA, PO, 08/25/33	301
1,029	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	164
1,441	Series 2004-4, Class QI, IF, IO, 6.906%, 06/25/33	230
360	Series 2004-4, Class QM, IF, 13.812%, 06/25/33	422
850	Series 2004-10, Class SC, HB, IF, 27.824%, 02/25/34	1,260
611	Series 2004-14, Class SD, IF, 8.784%, 03/25/34	595
887	Series 2004-17, Class H, 5.500%, 04/25/34	935
1,010	Series 2004-21, Class CO, PO, 04/25/34	786
429	Series 2004-22, Class A, 4.000%, 04/25/19	445
929	Series 2004-25, Class PB, 5.500%, 05/25/32	959
777	Series 2004-25, Class PC, 5.500%, 01/25/34	859
1,067	Series 2004-25, Class SA, IF, 18.992%, 04/25/34	1,382
1,370	Series 2004-27, Class HB, 4.000%, 05/25/19	1,457
3,485	Series 2004-28, Class PF, VAR, 0.594%, 03/25/34	3,498
740	Series 2004-36, Class PB, 5.500%, 05/25/32	767
882	Series 2004-36, Class SA, IF, 18.992%, 05/25/34	1,168
293	Series 2004-36, Class SN, IF, 13.812%, 07/25/33	343
1,395	Series 2004-46, Class EP, PO, 03/25/34	1,233
1,585	Series 2004-46, Class HS, IF, IO, 5.806%, 05/25/30	79
461	Series 2004-46, Class QB, HB, IF, 23.224%, 05/25/34	631
378	Series 2004-46, Class SK, IF, 15.967%, 05/25/34	448
199	Series 2004-51, Class SY, IF, 13.852%, 07/25/34	234
1,513	Series 2004-53, Class NC, 5.500%, 07/25/24	1,618
861	Series 2004-59, Class BG, PO, 12/25/32	729
286	Series 2004-61, Class CO, PO, 10/25/31	284
284	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	282
157	Series 2004-92, Class JO, PO, 12/25/34	155
2,633	Series 2005-7, Class LO, PO, 02/25/35	2,333
563	Series 2005-13, Class FL, VAR, 0.594%, 03/25/35	561
312	Series 2005-14, Class BA, 4.500%, 04/25/19	325
422	Series 2005-15, Class MO, PO, 03/25/35	328
763	Series 2005-45, Class BG, 4.500%, 06/25/25	774
21	Series 2005-47, Class AN, 5.000%, 12/25/16	21
430	Series 2005-52, Class PA, 6.500%, 06/25/35	470
2,325	Series 2005-56, Class S, IF, IO, 6.516%, 07/25/35	374
2,347	Series 2005-57, Class EG, VAR, 0.494%, 03/25/35	2,346
398	Series 2005-58, Class PO, PO, 07/25/35	330
544	Series 2005-66, Class SG, IF, 16.890%, 07/25/35	650
3,715	Series 2005-66, Class SV, IF, IO, 6.556%, 07/25/35	577

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
1,250	Series 2005-67, Class HG, 5.500%, 01/25/35	1,379
1,027	Series 2005-68, Class BC, 5.250%, 06/25/35	1,126
2,180	Series 2005-68, Class PG, 5.500%, 08/25/35	2,418
316	Series 2005-70, Class KI, IO, 5.500%, 08/25/35	33
482	Series 2005-73, Class PS, IF, 16.215%, 08/25/35	583
1,855	Series 2005-74, Class SK, IF, 19.596%, 05/25/35	2,452
1,817	Series 2005-84, Class XM, 5.750%, 10/25/35	1,997
2,000	Series 2005-87, Class NH, 5.000%, 10/25/25	2,172
315	Series 2005-88, Class QO, PO, 11/25/33	313
808	Series 2005-90, Class AO, PO, 10/25/35	755
2,158	Series 2005-90, Class ES, IF, 16.390%, 10/25/35	2,595
1,533	Series 2005-90, Class PO, PO, 09/25/35	1,369
1,500	Series 2005-100, Class BQ, 5.500%, 11/25/25	1,664
728	Series 2005-103, Class SC, IF, 10.913%, 07/25/35	765
1,482	Series 2005-106, Class US, HB, IF, 23.855%, 11/25/35	2,170
1,287	Series 2005-109, Class PB, 6.000%, 01/25/34	1,348
2,380	Series 2005-110, Class GJ, 5.500%, 11/25/30	2,512
2,739	Series 2005-110, Class GK, 5.500%, 08/25/34	3,015
1,418	Series 2005-110, Class MJ, 5.500%, 01/25/33	1,487
2,397	Series 2005-110, Class MN, 5.500%, 06/25/35	2,668
1,139	Series 2005-116, Class PB, 6.000%, 04/25/34	1,237
3,127	Series 2005-118, Class ME, 6.000%, 01/25/32	3,196
6,000	Series 2005-118, Class PN, 6.000%, 01/25/32	6,552
1,972	Series 2005-123, Class FG, VAR, 0.644%, 07/25/34	1,958
696	Series 2006-15, Class OT, PO, 01/25/36	644
1,058	Series 2006-16, Class FC, VAR, 0.494%, 03/25/36	1,057
2,001	Series 2006-16, Class HZ, 5.500%, 03/25/36	2,198
734	Series 2006-23, Class KO, PO, 04/25/36	664
2,137	Series 2006-27, Class OH, PO, 04/25/36	1,864
1,101	Series 2006-33, Class ZB, 6.000%, 05/25/36	1,117
2,500	Series 2006-35, Class GD, 6.000%, 12/25/34	2,788
2,054	Series 2006-39, Class WC, 5.500%, 01/25/36	2,282
772	Series 2006-42, Class CF, VAR, 0.644%, 06/25/36	774
3,231	Series 2006-43, Class VB, 6.500%, 10/25/17	3,497
875	Series 2006-44, Class FP, VAR, 0.594%, 06/25/36	876
1,716	Series 2006-44, Class GO, PO, 06/25/36	1,499
5,146	Series 2006-44, Class P, PO, 12/25/33	4,435
1,712	Series 2006-46, Class UC, 5.500%, 12/25/35	1,902
1,070	Series 2006-50, Class JO, PO, 06/25/36	862
1,804	Series 2006-50, Class PS, PO, 06/25/36	1,595
3,368	Series 2006-53, Class US, IF, IO, 6.386%, 06/25/36	531
2,087	Series 2006-56, Class FT, VAR, 0.944%, 07/25/36	1,991
742	Series 2006-58, Class AP, PO, 07/25/36	634
873	Series 2006-58, Class FL, VAR, 0.654%, 07/25/36	875
1,787	Series 2006-58, Class PO, PO, 07/25/36	1,486
185	Series 2006-59, Class CO, PO, 08/25/35	178
2,637	Series 2006-59, Class QO, PO, 01/25/33	2,380
1,029	Series 2006-60, Class DO, PO, 04/25/35	926
1,375	Series 2006-63, Class ZH, 6.500%, 07/25/36	1,574
710	Series 2006-65, Class QO, PO, 07/25/36	622
1,264	Series 2006-72, Class GO, PO, 08/25/36	1,101
822	Series 2006-72, Class HO, PO, 08/25/26	705
1,189	Series 2006-72, Class TO, PO, 08/25/36	1,030
6,848	Series 2006-77, Class PC, 6.500%, 08/25/36	7,878

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
1,818	Series 2006-78, Class BZ, 6.500%, 08/25/36	2,067
1,153	Series 2006-79, Class DO, PO, 08/25/36	1,015
1,097	Series 2006-86, Class OB, PO, 09/25/36	935
1,033	Series 2006-90, Class AO, PO, 09/25/36	878
6,900	Series 2006-94, Class GI, IF, IO, 6.456%, 10/25/26	1,015
289	Series 2006-94, Class GK, HB, IF, 32.280%, 10/25/26	440
1,000	Series 2006-102, Class MD, 6.000%, 01/25/35	1,112
1,259	Series 2006-110, Class PO, PO, 11/25/36	1,080
528	Series 2006-111, Class EO, PO, 11/25/36	435
1,413	Series 2006-113, Class PO, PO, 07/25/36	1,271
1,329	Series 2006-115, Class OK, PO, 12/25/36	1,120
3,378	Series 2006-117, Class GS, IF, IO, 6.456%, 12/25/36	538
755	Series 2006-118, Class A2, VAR, 0.254%, 12/25/36	743
1,239	Series 2006-119, Class PO, PO, 12/25/36	1,119
2,054	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	382
2,383	Series 2006-120, Class PF, VAR, 0.444%, 12/25/36	2,379
2,032	Series 2006-126, Class AO, PO, 01/25/37	1,751
2,651	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	433
290	Series 2007-1, Class SD, HB, IF, 37.836%, 02/25/37	436
2,193	Series 2007-7, Class SG, IF, IO, 6.306%, 08/25/36	323
6,463	Series 2007-14, Class ES, IF, IO, 6.246%, 03/25/37	995
1,302	Series 2007-14, Class OP, PO, 03/25/37	1,129
491	Series 2007-15, Class NO, PO, 03/25/22	438
1,995	Series 2007-16, Class FC, VAR, 0.944%, 03/25/37	1,979
2,944	Series 2007-16, Class FM, VAR, 0.424%, 03/25/37	2,938
1,993	Series 2007-22, Class SC, IF, IO, 5.886%, 03/25/37	271
1,500	Series 2007-24, Class GW, 5.500%, 03/25/29	1,646
286	Series 2007-39, Class EF, VAR, 0.444%, 05/25/37	285
635	Series 2007-43, Class FL, VAR, 0.494%, 05/25/37	632
1,500	Series 2007-47, Class PC, 5.000%, 07/25/33	1,575
2,288	Series 2007-54, Class FA, VAR, 0.594%, 06/25/37	2,291
4,633	Series 2007-54, Class WI, IF, IO, 5.906%, 06/25/37	610
2,551	Series 2007-60, Class AX, IF, IO, 6.956%, 07/25/37	486
2,500	Series 2007-61, Class PC, 5.500%, 07/25/34	2,721
1,955	Series 2007-64, Class FB, VAR, 0.564%, 07/25/37	1,963
6,831	Series 2007-65, Class KI, IF, IO, 6.426%, 07/25/37	986
12,459	Series 2007-72, Class EK, IF, IO, 6.206%, 07/25/37	1,897
2,179	Series 2007-75, Class EO, PO, 01/25/36	1,976
2,516	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,837
2,668	Series 2007-77, Class FG, VAR, 0.694%, 03/25/37	2,678
1,500	Series 2007-78, Class CB, 6.000%, 08/25/37	1,673
2,000	Series 2007-79, Class PB, 5.000%, 04/25/29	2,054
326	Series 2007-79, Class SB, HB, IF, 23.305%, 08/25/37	444
880	Series 2007-88, Class VI, IF, IO, 6.346%, 09/25/37	125
2,845	Series 2007-91, Class ES, IF, IO, 6.266%, 10/25/37	438
365	Series 2007-97, Class MS, IF, 14.311%, 12/25/31	385
707	Series 2007-98, Class VA, 6.000%, 11/25/17	766
5,521	Series 2007-100, Class SM, IF, IO, 6.256%, 10/25/37	753
5,649	Series 2007-101, Class A2, VAR, 0.444%, 06/27/36	5,633
793	Series 2007-106, Class A7, VAR, 5.975%, 10/25/37	840
7,000	Series 2007-112, Class GB, 5.500%, 12/25/22	7,921
6,688	Series 2007-112, Class SA, IF, IO, 6.256%, 12/25/37	1,106
8,000	Series 2007-114, Class A6, VAR, 0.394%, 10/27/37	7,947
5,781	Series 2007-116, Class HI, IO, VAR, 6.418%, 01/25/38	497

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
228	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	30
4,770	Series 2008-1, Class BI, IF, IO, 5.716%, 02/25/38	611
1,663	Series 2008-10, Class XI, IF, IO, 6.036%, 03/25/38	214
1,366	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	141
4,300	Series 2008-16, Class IS, IF, IO, 6.006%, 03/25/38	534
2,504	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	270
3,117	Series 2008-20, Class SA, IF, IO, 6.796%, 03/25/38	528
2,841	Series 2008-24, Class PF, VAR, 0.844%, 02/25/38	2,867
1,106	Series 2008-27, Class SN, IF, IO, 6.706%, 04/25/38	162
1,776	Series 2008-32, Class SA, IF, IO, 6.656%, 04/25/38	261
9,940	Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	39
4,761	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	48
3,904	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	314
481	Series 2008-44, Class PO, PO, 05/25/38	447
3,323	Series 2008-47, Class SI, IF, IO, 6.306%, 06/25/23	343
6,000	Series 2008-51, Class BC, 4.500%, 06/25/23	6,515
1,737	Series 2008-53, Class CI, IF, IO, 7.006%, 07/25/38	257
345	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	19
2,346	Series 2008-76, Class GF, VAR, 0.844%, 09/25/23	2,375
784	Series 2008-80, Class GP, 6.250%, 09/25/38	878
3,187	Series 2008-80, Class SA, IF, IO, 5.656%, 09/25/38	365
1,437	Series 2008-81, Class SB, IF, IO, 5.656%, 09/25/38	175
2,000	Series 2008-95, Class BA, 5.000%, 01/25/24	2,230
726	Series 2009-4, Class BD, 4.500%, 02/25/39	753
1,505	Series 2009-6, Class GS, IF, IO, 6.356%, 02/25/39	189
3,421	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	427
2,773	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	278
1,133	Series 2009-12, Class NI, IO, 5.500%, 08/25/22	75
1,942	Series 2009-14, Class YI, IO, 5.000%, 07/25/22	115
5,147	Series 2009-17, Class QS, IF, IO, 6.456%, 03/25/39	785
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	737
1,053	Series 2009-47, Class MT, 7.000%, 07/25/39	1,196
4,011	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	736
589	Series 2009-63, Class P, 5.000%, 03/25/37	625
987	Series 2009-69, Class PO, PO, 09/25/39	820
801	Series 2009-79, Class UA, 7.000%, 03/25/38	904
4,166	Series 2009-84, Class WS, IF, IO, 5.706%, 10/25/39	505
4,090	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	757
3,907	Series 2009-86, Class OT, PO, 10/25/37	3,264
8,046	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	649
2,596	Series 2009-99, Class SC, IF, IO, 5.986%, 12/25/39	318
1,667	Series 2009-99, Class WA, VAR, 6.304%, 12/25/39	1,879
7,545	Series 2009-103, Class MB, 4.000%, 12/25/39	8,005
4,970	Series 2009-112, Class ST, IF, IO, 6.056%, 01/25/40	587
5,803	Series 2010-1, Class WA, VAR, 6.145%, 02/25/40 (m)	6,526
3,308	Series 2010-16, Class WA, VAR, 6.440%, 03/25/40	3,755
6,185	Series 2010-16, Class WB, VAR, 6.220%, 03/25/40	7,000
3,999	Series 2010-23, Class KS, IF, IO, 6.906%, 02/25/40	558
5,476	Series 2010-35, Class SB, IF, IO, 6.226%, 04/25/40	626
1,454	Series 2010-39, Class OT, PO, 10/25/35	1,281
3,136	Series 2010-42, Class S, IF, IO, 6.206%, 05/25/40	387
2,000	Series 2010-45, Class BD, 4.500%, 11/25/38	2,119
2,309	Series 2010-47, Class AV, 5.000%, 05/25/21	2,533
2,733	Series 2010-49, Class SC, IF, 12.272%, 03/25/40	3,067

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
		Agency CMO — Continued
1,812		Series 2010-61, Class WA, VAR, 5.950%, 06/25/40	1,955
11,219		Series 2010-64, Class DM, 5.000%, 06/25/40 (m)	12,010
7,847		Series 2010-68, Class SA, IF, IO, 4.806%, 07/25/40	1,044
770		Series 2010-102, Class HZ, 4.000%, 09/25/50	770
12,191		Series 2010-103, Class SB, IF, IO, 5.906%, 11/25/49	1,812
13,799		Series 2010-111, Class AE, 5.500%, 04/25/38	14,841
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,208
8,749		Series 2010-111, Class WA, VAR, 6.031%, 10/25/40	9,667
7,767		Series 2010-125, Class SA, IF, IO, 4.246%, 11/25/40	813
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	2,635
5,787		Series 2010-133, Class A, 5.500%, 05/25/38	6,250
3,913		Series 2010-148, Class MA, 4.000%, 02/25/39	4,164
3,532		Series 2011-2, Class WA, VAR, 5.731%, 02/25/51	3,806
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,799
12,236		Series 2011-30, Class LS, IO, VAR, 4.783%, 04/25/41	1,007
2,958		Series 2011-43, Class WA, VAR, 5.899%, 05/25/51	3,195
109		Series G92-7, Class JQ, 8.500%, 01/25/22	135
21		Series G92-12, Class B, 7.700%, 02/25/22	24
32		Series G92-14, Class Z, 7.000%, 02/25/22	36
7		Series G92-15, Class Z, 7.000%, 01/25/22	7
–	(h)	Series G92-27, Class SQ, HB, IF, 1,777.270%, 05/25/22	15
22		Series G92-42, Class Z, 7.000%, 07/25/22	25
673		Series G92-44, Class ZQ, 8.000%, 07/25/22	768
121		Series G92-54, Class ZQ, 7.500%, 09/25/22	137
218		Series G92-61, Class Z, 7.000%, 10/25/22	261
22		Series G92-62, Class B, PO, 10/25/22	21
144		Series G93-1, Class KA, 7.900%, 01/25/23	164
96		Series G93-17, Class SI, IF, 6.000%, 04/25/23	97
765		Series G94-7, Class PJ, 7.500%, 05/17/24	927
130		Series G97-2, Class ZA, 8.500%, 02/17/27	150
		Federal National Mortgage Association STRIPS,
10		Series 23, Class 2, IO, 10.000%, 09/01/17	2
8		Series 59, Class 2, IO, 9.500%, 07/01/17	1
513		Series 213, Class 2, IO, 8.000%, 03/01/23	101
17		Series 265, Class 2, 9.000%, 03/01/24	20
36		Series 285, Class 1, PO, 02/01/27	31
1,129		Series 293, Class 1, PO, 12/01/24	984
866		Series 331, Class 13, IO, 7.000%, 02/01/33	158
2,306		Series 339, Class 18, IO, 4.500%, 07/01/18	223
2,311		Series 339, Class 21, IO, 4.500%, 07/01/18	220
1,958		Series 339, Class 28, IO, 5.500%, 07/01/18	223
4,180		Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	456
1,005		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	173
1,510		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	269
2,129		Series 356, Class 3, IO, 5.000%, 01/01/35	413
3,395		Series 356, Class 39, IO, 5.000%, 01/01/20	426
3,228		Series 365, Class 8, IO, 5.500%, 05/01/36	578
632		Series 368, Class 3, IO, 4.500%, 11/01/20	65
1,219		Series 374, Class 5, IO, 5.500%, 08/01/36	197
3,775		Series 383, Class 32, IO, 6.000%, 01/01/38	661
474		Series 393, Class 6, IO, 5.500%, 04/25/37	79
		Federal National Mortgage Association Whole Loan,
2,053		Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	2,426
402		Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	439
9,835		Series 2002-W10, Class IO, IO, VAR, 0.979%, 08/25/42	248

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
604	Series 2003-W1, Class 1A1, VAR, 6.362%, 12/25/42	692
345	Series 2003-W1, Class 2A, VAR, 7.232%, 12/25/42	404
885	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	968
669	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	739
125	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	141
833	Series 2003-W8, Class 2A, 7.000%, 10/25/42	997
856	Series 2003-W8, Class 3F1, VAR, 0.594%, 05/25/42	850
1,037	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	1,208
1,758	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,960
1,243	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,435
1,231	Series 2005-W3, Class 2AF, VAR, 0.414%, 03/25/45	1,222
1,016	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,133
4,346	Series 2005-W4, Class 3A, VAR, 3.175%, 06/25/35	4,513
1,361	Series 2006-W2, Class 1AF1, VAR, 0.414%, 02/25/36	1,352
899	Series 2006-W3, Class 1AF1, VAR, 0.434%, 10/25/46	893
1,087	Series 2006-W3, Class 2A, 6.000%, 09/25/46	1,205
11,740	Series 2007-W1, Class 1AF1, VAR, 0.454%, 11/25/46 (m)	11,673
2,090	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	2,277
339	Series 2007-W7, Class 1A4, HB, IF, 38.016%, 07/25/37	504
7,280	Series 2009-W1, Class A, 6.000%, 12/25/49	8,116
	Government National Mortgage Association,
96	Series 1994-4, Class KQ, 7.988%, 07/16/24	110
1,485	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,689
213	Series 1996-16, Class E, 7.500%, 08/16/26 (m)	242
42	Series 1997-2, Class E, 7.500%, 02/20/27	48
48	Series 1997-11, Class D, 7.500%, 07/20/27	55
86	Series 1998-26, Class K, 7.500%, 09/17/25	98
482	Series 1999-4, Class ZB, 6.000%, 02/20/29	535
152	Series 1999-41, Class Z, 8.000%, 11/16/29	175
19	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	21
90	Series 1999-44, Class PC, 7.500%, 12/20/29	103
422	Series 1999-44, Class ZG, 8.000%, 12/20/29	487
259	Series 2000-6, Class Z, 7.500%, 02/20/30	291
393	Series 2000-7, Class ST, HB, IF, 38.449%, 01/16/30	754
173	Series 2000-9, Class Z, 8.000%, 06/20/30	200
995	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,196
737	Series 2000-10, Class ZP, 7.500%, 02/16/30	815
388	Series 2000-12, Class ST, HB, IF, 38.449%, 02/16/30	754
100	Series 2000-16, Class ZN, 7.500%, 02/16/30	107
898	Series 2000-21, Class Z, 9.000%, 03/16/30	1,097
140	Series 2000-26, Class Z, 7.750%, 09/20/30	161
53	Series 2000-36, Class HC, 7.330%, 11/20/30	61
30	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	6
155	Series 2000-38, Class AH, 7.150%, 12/20/30	181
1,632	Series 2001-21, Class PE, 6.500%, 05/16/31	1,918
274	Series 2001-31, Class SJ, HB, IF, 27.315%, 02/20/31	489
21	Series 2001-32, Class WA, IF, 19.636%, 07/20/31	29
188	Series 2001-35, Class SA, IF, IO, 8.052%, 08/16/31	45
168	Series 2001-36, Class S, IF, IO, 7.852%, 08/16/31	37
1,049	Series 2001-53, Class SR, IF, IO, 7.954%, 10/20/31	137
63	Series 2001-55, Class SF, HB, IF, 25.591%, 11/20/31	96
777	Series 2002-4, Class TD, 7.000%, 01/20/32	935
192	Series 2002-7, Class PG, 6.500%, 01/20/32	222
753	Series 2002-24, Class AG, IF, IO, 7.752%, 04/16/32	157

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
197	Series 2002-24, Class SB, IF, 11.628%, 04/16/32	226
592	Series 2002-24, Class Z, 8.500%, 04/16/32	681
1,509	Series 2002-31, Class SE, IF, IO, 7.302%, 04/16/30	263
61	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	70
499	Series 2002-40, Class UK, 6.500%, 06/20/32	566
136	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	138
295	Series 2002-45, Class QE, 6.500%, 06/20/32	341
361	Series 2002-47, Class PG, 6.500%, 07/16/32	409
49	Series 2002-51, Class SG, HB, IF, 31.652%, 04/20/31	82
193	Series 2002-54, Class GB, 6.500%, 08/20/32	218
272	Series 2002-69, Class PO, PO, 02/20/32	259
164	Series 2002-70, Class AV, 6.000%, 03/20/12	165
440	Series 2002-70, Class PS, IF, IO, 7.504%, 08/20/32	53
774	Series 2002-92, Class TK, IO, 5.500%, 05/16/31	29
288	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	16
299	Series 2003-4, Class NY, 5.500%, 12/20/13	316
538	Series 2003-8, Class PO, PO, 01/16/32	508
1,717	Series 2003-11, Class SK, IF, IO, 7.502%, 02/16/33	311
4,539	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	817
46	Series 2003-24, Class PO, PO, 03/16/33	36
569	Series 2003-34, Class TO, PO, 02/16/32	542
1,639	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	297
2,354	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	265
501	Series 2003-76, Class LS, IF, IO, 7.004%, 09/20/31	40
104	Series 2003-90, Class PO, PO, 10/20/33	90
1,532	Series 2003-112, Class SA, IF, IO, 6.352%, 12/16/33	251
6,000	Series 2003-112, Class TS, IF, IO, 6.754%, 10/20/32	972
4,572	Series 2004-11, Class SW, IF, IO, 5.304%, 02/20/34	559
317	Series 2004-15, Class SA, IF, 19.124%, 12/20/32	384
283	Series 2004-28, Class S, IF, 19.118%, 04/16/34	381
687	Series 2004-34, Class SZ, IF, 7.500%, 02/20/34	750
602	Series 2004-46, Class AO, PO, 06/20/34	536
3,727	Series 2004-59, Class SG, IF, IO, 6.304%, 07/20/34	566
890	Series 2004-68, Class PO, PO, 05/20/31	848
201	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	191
293	Series 2004-73, Class AE, IF, 14.447%, 08/17/34	354
4,487	Series 2004-73, Class JL, IF, IO, 6.352%, 09/16/34	717
1,239	Series 2004-85, Class PO, PO, 01/17/33	1,160
2,200	Series 2004-90, Class SI, IF, IO, 5.904%, 10/20/34	329
1,834	Series 2005-3, Class SB, IF, IO, 5.904%, 01/20/35	268
3,678	Series 2005-17, Class SL, IF, IO, 6.504%, 07/20/34	642
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	169
291	Series 2005-35, Class FL, VAR, 0.546%, 03/20/32	290
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	1,148
937	Series 2005-68, Class DP, IF, 15.957%, 06/17/35	1,145
4,709	Series 2005-68, Class KI, IF, IO, 6.104%, 09/20/35	660
1,162	Series 2005-69, Class SY, IF, IO, 6.554%, 11/20/33	195
1,365	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,515
1,856	Series 2005-85, Class IO, IO, 5.500%, 01/16/35	345
352	Series 2005-93, Class JO, PO, 03/20/31	337
908	Series 2006-16, Class OP, PO, 03/20/36	812
682	Series 2006-34, Class PO, PO, 07/20/36	606
4,972	Series 2006-38, Class SG, IF, IO, 6.454%, 09/20/33	496
2,606	Series 2006-38, Class SW, IF, IO, 6.304%, 06/20/36	333

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
767	Series 2006-59, Class SD, IF, IO, 6.504%, 10/20/36	124
2,627	Series 2007-9, Class DI, IF, IO, 6.314%, 03/20/37	353
874	Series 2007-17, Class AF, VAR, 0.398%, 04/16/37	867
4,212	Series 2007-17, Class JI, IF, IO, 6.612%, 04/16/37	608
579	Series 2007-17, Class JO, PO, 04/16/37	518
501	Series 2007-25, Class FN, VAR, 0.498%, 05/16/37	498
3,411	Series 2007-26, Class SC, IF, IO, 6.004%, 05/20/37	439
8,229	Series 2007-26, Class SW, IF, IO, 6.004%, 05/20/37	1,099
1,295	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	145
156	Series 2007-28, Class BO, PO, 05/20/37	139
312	Series 2007-35, Class TO, PO, 04/20/35	306
141	Series 2007-36, Class HO, PO, 06/16/37	127
2,827	Series 2007-36, Class SE, IF, IO, 6.272%, 06/16/37	383
4,575	Series 2007-36, Class SG, IF, IO, 6.274%, 06/20/37	685
2,500	Series 2007-40, Class SD, IF, IO, 6.554%, 07/20/37	343
2,491	Series 2007-42, Class SB, IF, IO, 6.554%, 07/20/37	344
1,073	Series 2007-45, Class QA, IF, IO, 6.444%, 07/20/37	144
2,444	Series 2007-50, Class AI, IF, IO, 6.579%, 08/20/37	339
490	Series 2007-53, Class SW, IF, 19.618%, 09/20/37	616
2,706	Series 2007-57, Class PO, PO, 03/20/37	2,414
2,417	Series 2007-57, Class QA, IF, IO, 6.304%, 10/20/37	317
2,000	Series 2007-70, Class TA, 5.750%, 08/20/36	2,140
3,393	Series 2007-71, Class SB, IF, IO, 6.504%, 07/20/36	375
4,823	Series 2007-74, Class SL, IF, IO, 6.342%, 11/16/37	697
2,353	Series 2007-76, Class SA, IF, IO, 6.334%, 11/20/37	313
3,520	Series 2007-79, Class SY, IF, IO, 6.354%, 12/20/37	457
1,204	Series 2007-81, Class SP, IF, IO, 6.454%, 12/20/37	157
945	Series 2007-82, Class SA, IF, IO, 6.334%, 12/20/37	126
1,701	Series 2008-2, Class MS, IF, IO, 6.962%, 01/16/38	228
1,214	Series 2008-10, Class S, IF, IO, 5.634%, 02/20/38	152
4,555	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	821
1,108	Series 2008-20, Class PO, PO, 09/20/37	1,008
1,129	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	135
2,469	Series 2008-25, Class SB, IF, IO, 6.704%, 03/20/38	342
1,157	Series 2008-29, Class PO, PO, 02/17/33	1,056
2,661	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	473
1,034	Series 2008-33, Class XS, IF, IO, 7.502%, 04/16/38	139
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,668
2,609	Series 2008-36, Class SH, IF, IO, 6.104%, 04/20/38	323
6,228	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	975
2,850	Series 2008-41, Class SA, IF, IO, 6.144%, 05/20/38	378
788	Series 2008-47, Class V, 5.500%, 05/16/19	881
1,665	Series 2008-55, Class SA, IF, IO, 6.004%, 06/20/38	212
1,408	Series 2008-60, Class PO, PO, 01/20/38	1,254
7,296	Series 2008-62, Class SA, IF, IO, 5.954%, 07/20/38	906
2,892	Series 2008-64, Class ED, 6.500%, 04/20/28	3,185
792	Series 2008-71, Class SC, IF, IO, 5.804%, 08/20/38	106
2,018	Series 2008-93, Class AS, IF, IO, 5.504%, 12/20/38	212
6,346	Series 2008-95, Class DS, IF, IO, 7.104%, 12/20/38	992
1,680	Series 2008-96, Class SL, IF, IO, 5.804%, 12/20/38	197
2,633	Series 2009-6, Class SA, IF, IO, 5.902%, 02/16/39	323
3,893	Series 2009-10, Class SA, IF, IO, 5.754%, 02/20/39	447
3,092	Series 2009-10, Class SL, IF, IO, 6.302%, 03/16/34	375
5,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	1,496

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
2,081	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	335
2,241	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	373
3,138	Series 2009-24, Class DS, IF, IO, 6.104%, 03/20/39	349
1,571	Series 2009-25, Class SE, IF, IO, 7.404%, 09/20/38	228
1,236	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	180
2,111	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	377
1,748	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	210
5,381	Series 2009-42, Class SC, IF, IO, 5.884%, 06/20/39	721
2,779	Series 2009-43, Class SA, IF, IO, 5.754%, 06/20/39	332
864	Series 2009-44, Class VA, 5.500%, 05/16/20	954
6,009	Series 2009-64, Class SN, IF, IO, 5.902%, 07/16/39	768
1,104	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	174
4,809	Series 2009-67, Class SA, IF, IO, 5.852%, 08/16/39	620
6,152	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	831
950	Series 2009-79, Class OK, PO, 11/16/37	848
5,576	Series 2009-83, Class TS, IF, IO, 5.904%, 08/20/39	732
11,623	Series 2009-102, Class SM, IF, IO, 6.202%, 06/16/39	1,343
1,642	Series 2009-104, Class AB, 7.000%, 08/16/39	1,894
5,159	Series 2009-106, Class AS, IF, IO, 6.202%, 11/16/39	716
6,557	Series 2009-106, Class ST, IF, IO, 5.804%, 02/20/38	849
2,812	Series 2009-121, Class VA, 5.500%, 11/20/20	3,142
772	Series 2010-14, Class AO, PO, 12/20/32	719
800	Series 2010-14, Class BO, PO, 11/20/35	726
2,500	Series 2010-14, Class CO, PO, 08/20/35	1,915
6,467	Series 2010-14, Class QP, 6.000%, 12/20/39	7,036
4,244	Series 2010-41, Class WA, VAR, 5.859%, 10/20/33	4,742
2,620	Series 2010-103, Class WA, VAR, 5.768%, 08/20/34	2,872
2,686	Series 2010-129, Class AW, VAR, 6.153%, 04/20/37	3,083
3,557	Series 2010-130, Class CP, 7.000%, 10/16/40	4,122
5,420	Series 2010-157, Class OP, PO, 12/20/40	4,260
5,812	Series 2011-22, Class WA, 5.947%, 02/20/37	6,473
	NCUA Guaranteed Notes,
7,758	Series 2010-C1, Class APT, 2.650%, 10/29/20	7,856
3,839	Series 2010-R3, Class 1A, VAR, 0.770%, 12/08/20	3,860
1,446	Series 2010-R3, Class 3A, 2.400%, 12/08/20 Vendee Mortgage Trust,	1,445
6,295	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	7,095
799	Series 1996-1, Class 1Z, 6.750%, 02/15/26	921
448	Series 1996-2, Class 1Z, 6.750%, 06/15/26	516
880	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,028
671	Series 1998-1, Class 2E, 7.000%, 03/15/28	774

		1,029,172

	Non-Agency CMO — 23.4%
	ABN Amro Mortgage Corp.,
81	Series 2003-7, Class A3, 4.500%, 07/25/18	83
30	Series 2003-9, Class A2, 4.500%, 08/25/18	29
	American General Mortgage Loan Trust,
1,567	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,676
4,000	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,080
3,000	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	3,048
5,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	5,387
2,632	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	2,717
1,712	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.030%, 09/25/35	739
	ASG Resecuritization Trust,
1,416	Series 2009-1, Class A60, VAR, 5.311%, 06/26/37 (e)	1,430
1,880	Series 2009-2, Class A55, VAR, 5.371%, 05/24/36 (e)	1,921

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
1,288	Series 2009-2, Class G60, VAR, 5.371%, 05/24/36 (e)	1,295
4,546	Series 2009-3, Class A65, VAR, 5.348%, 03/26/37 (e)	4,551
4,872	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	4,969
3,532	Series 2010-1, Class A85, VAR, 0.592%, 02/27/36 (e)	3,408
8,863	Series 2010-2, Class A60, VAR, 5.087%, 01/28/37 (e)	8,907
3,003	Series 2010-3, Class 2A22, VAR, 0.459%, 10/28/36 (e)	2,913
766	Series 2010-4, Class 2A20, VAR, 0.405%, 11/28/36 (e)	744
1,093	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	1,147
2,780	Series 2011-1, Class 3A50, VAR, 2.579%, 11/28/35 (e) (f) (i)	2,676
1,983	Series 2011-2, Class A48S, IF, 23.495%, 02/28/36 (e)	2,697
	Banc of America Alternative Loan Trust,
317	Series 2003-3, Class APO, PO, 05/25/33	220
2,302	Series 2003-7, Class 2A4, 5.000%, 09/25/18	2,350
912	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	932
828	Series 2003-11, Class 2A1, 6.000%, 01/25/34	828
420	Series 2003-11, Class PO, PO, 01/25/34	295
1,103	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,159
383	Series 2004-1, Class 5A1, 5.500%, 02/25/19	387
834	Series 2004-6, Class 3A2, 6.000%, 07/25/34	844
4,295	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	699
3,720	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	632
	Banc of America Funding Corp.,
376	Series 2004-1, Class PO, PO, 03/25/34	301
1,651	Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,697
140	Series 2004-3, Class 1A7, 5.500%, 10/25/34	140
1,588	Series 2004-C, Class 1A1, VAR, 5.020%, 12/20/34	1,586
2,085	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	233
411	Series 2005-4, Class 30PO, PO, 08/25/35	289
1,203	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,182
159	Series 2005-7, Class 30PO, PO, 11/25/35	108
849	Series 2005-8, Class 30PO, PO, 01/25/36	567
1,784	Series 2005-E, Class 4A1, VAR, 2.819%, 03/20/35	1,702
3,667	Series 2010-R11A, Class 1A6, VAR, 5.424%, 08/26/35 (e)	3,738
864	Series 2010-R4, Class 5A1, VAR, 0.343%, 07/26/36 (e)	836
3,270	Series 2010-R5, Class 5A6, VAR, 0.493%, 05/26/37 (e)	3,175
365	Series 2010-R7, Class A1, VAR, 0.373%, 06/25/46 (e) (f) (i)	360
	Banc of America Mortgage Securities, Inc.,
2,000	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,045
443	Series 2003-3, Class 2A1, VAR, 0.744%, 05/25/18	425
1,286	Series 2003-6, Class 2A1, VAR, 0.644%, 08/25/18	1,232
967	Series 2003-8, Class 2A5, 5.000%, 11/25/18	1,008
171	Series 2003-8, Class APO, PO, 11/25/33	124
178	Series 2003-9, Class 1A2, PO, 12/25/33	145
1,599	Series 2003-A, Class 4A1, VAR, 2.872%, 02/25/33	1,577
1,020	Series 2003-C, Class 3A1, VAR, 2.872%, 04/25/33	1,010
2,174	Series 2003-E, Class 2A2, VAR, 2.883%, 06/25/33	2,068
3,688	Series 2004-3, Class 15IO, IO, VAR, 0.239%, 04/25/19	19
3,000	Series 2004-3, Class 1A26, 5.500%, 04/25/34	3,074
138	Series 2004-4, Class 1A9, 5.000%, 05/25/34	138
230	Series 2004-4, Class APO, PO, 05/25/34	172
29,315	Series 2004-5, Class 15IO, IO, VAR, 0.240%, 06/25/19	161
328	Series 2004-6, Class APO, PO, 07/25/34	238
180	Series 2004-9, Class 3A1, 6.500%, 09/25/32	190
1,573	Series 2004-C, Class 2A2, VAR, 2.888%, 04/25/34	1,506
1,374	Series 2004-J, Class 3A1, VAR, 5.089%, 11/25/34	1,216
	BCAP LLC Trust,

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
1,528	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	1,530
575	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	572
2,298	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	2,390
2,000	Series 2009-RR14, Class 3A2, VAR, 2.850%, 08/26/35 (e)	1,910
1,261	Series 2009-RR14, Class 4A1, VAR, 2.878%, 03/26/36 (e)	1,256
2,176	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,209
1,000	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,003
1,048	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	1,047
1,468	Series 2010-RR4, Class 2A1, VAR, 0.943%, 06/26/37 (e)	1,409
1,424	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	1,426
3,599	Series 2010-RR5, Class 2A5, VAR, 5.192%, 04/26/37 (e)	3,577
1,628	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	1,618
2,713	Series 2010-RR7, Class 15A1, VAR, 0.993%, 01/26/36 (e)	2,540
2,018	Series 2010-RR7, Class 16A1, VAR, 0.995%, 02/26/47 (e)	1,896
4,990	Series 2010-RR7, Class 1A5, VAR, 5.021%, 04/26/35 (e)	5,033
10,359	Series 2010-RR7, Class 2A1, VAR, 5.283%, 07/26/45 (e)	10,333
1,526	Series 2010-RR8, Class 3A3, VAR, 5.084%, 05/26/35 (e)	1,555
4,204	Series 2011-RR5-I, 0.000%, 05/26/36	3,831
	Bear Stearns Adjustable Rate Mortgage Trust,
1,027	Series 2003-4, Class 3A1, VAR, 5.016%, 07/25/33	1,037
388	Series 2003-7, Class 3A, VAR, 2.821%, 10/25/33	374
932	Series 2004-1, Class 12A1, VAR, 2.794%, 04/25/34	786
1,519	Series 2004-2, Class 14A, VAR, 5.137%, 05/25/34	1,565
2,619	Series 2005-5, Class A1, VAR, 2.340%, 08/25/35	2,486
3,201	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	2,894
1,027	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.694%, 03/25/35	869
1,591	Bear Stearns Asset-Backed Securities Trust, Series 2003- AC5, Class A1, SUB, 5.250%, 10/25/33	1,586
534	Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	382
	Chase Mortgage Finance Corp.,
762	Series 2003-S10, Class AP, PO, 11/25/18	651
460	Series 2003-S2, Class A1, 5.000%, 03/25/18	468
371	Series 2003-S6, Class A1, 5.000%, 06/25/18	381
771	Series 2007-A1, Class 2A1, VAR, 2.851%, 02/25/37	766
1,125	Series 2007-A1, Class 7A1, VAR, 2.886%, 02/25/37	1,101
1,309	Series 2007-A1, Class 9A1, VAR, 3.349%, 02/25/37	1,314
	Citicorp Mortgage Securities, Inc.,
786	Series 2003-6, Class 1A2, 4.500%, 05/25/33	790
314	Series 2003-8, Class APO, PO, 08/25/33	221
1,227	Series 2004-1, Class 3A1, 4.750%, 01/25/34	1,253
1,809	Series 2004-4, Class A4, 5.500%, 06/25/34	1,888
1,637	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,691
285	Series 2005-6, Class APO, PO, 09/25/35	216
	Citigroup Mortgage Loan Trust, Inc.,
1,010	Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,022
378	Series 2003-1, Class PO3, PO, 09/25/33	269
53	Series 2003-1, Class WA2, 6.500%, 06/25/31	56
65	Series 2003-1, Class WPO2, PO, 06/25/31	50
121	Series 2003-UP3, Class A3, 7.000%, 09/25/33	122
619	Series 2003-UST1, Class A1, 5.500%, 12/25/18	625
100	Series 2003-UST1, Class PO1, PO, 12/25/18	85
99	Series 2003-UST1, Class PO2, PO, 12/25/18	83
53	Series 2003-UST1, Class PO3, PO, 12/25/18	46
869	Series 2004-UST1, Class A3, VAR, 2.537%, 08/25/34	870

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
		Non-Agency CMO — Continued
1,059		Series 2004-UST1, Class A6, VAR, 5.080%, 08/25/34	1,084
391		Series 2005-1, Class 2A1A, VAR, 2.720%, 04/25/35	248
1,504		Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,496
1,121		Series 2005-5, Class 1A2, VAR, 2.733%, 08/25/35	699
3,652		Series 2008-AR4, Class 1A1A, VAR, 5.284%, 11/25/38	3,634
2,284		Series 2009-10, Class 1A1, VAR, 2.715%, 09/25/33 (e)	2,285
2,362		Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	2,368
2,851		Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	2,986
1,232		Series 2010-7, Class 10A1, VAR, 2.738%, 02/25/35 (e)	1,226
1,620		Series 2011-3, Class 1A1, VAR, 0.274%, 02/25/47 (e)	1,584
2,897		Series 2011-5, Class 1A1, 0.384%, 02/25/46 (f) (i)	2,651
		Countrywide Alternative Loan Trust,
298		Series 2002-8, Class A4, 6.500%, 07/25/32	313
370		Series 2003-6T2, Class A6, 5.500%, 06/25/33	351
351		Series 2003-J1, Class PO, PO, 10/25/33	307
1,564		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,488
2,240		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,289
187		Series 2004-J3, Class 4A1, 4.750%, 04/25/19	191
450		Series 2005-5R, Class A1, 5.250%, 12/25/18	459
2,849		Series 2005-1CB, Class 1A6, IF, IO, 6.906%, 03/25/35	423
8,880		Series 2005-20CB, Class 3A8, IF, IO, 4.556%, 07/25/35	899
7,601		Series 2005-22T1, Class A2, IF, IO, 4.876%, 06/25/35	645
343		Series 2005-26CB, Class A10, IF, 12.698%, 07/25/35	351
166		Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	166
342		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	314
12,799		Series 2005-37T1, Class A2, IF, IO, 4.856%, 09/25/35	1,495
2,054		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,745
13,057		Series 2005-54CB, Class 1A2, IF, IO, 4.656%, 11/25/35	1,302
106		Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	104
1,517		Series 2005-57CB, Class 3A2, IF, IO, 4.906%, 12/25/35	154
931		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	765
1,246		Series 2005-86CB, Class A11, 5.500%, 02/25/36	936
5,451		Series 2005-J1, Class 1A4, IF, IO, 4.906%, 02/25/35	486
31,817		Series 2006-7CB, Class 1A2, IF, IO, 5.106%, 05/25/36	4,064
1,319		Series 2006-26CB, Class A9, 6.500%, 09/25/36	961
		Countrywide Home Loan Mortgage Pass-Through Trust,
1,462		Series 2002-36, Class A22, 6.000%, 01/25/33	1,472
198		Series 2003-18, Class A12, 5.500%, 07/25/33	190
909		Series 2003-26, Class 1A6, 3.500%, 08/25/33	866
–	(h)	Series 2003-34, Class A11, 5.250%, 09/25/33	–	(h)
349		Series 2003-34, Class A6, 5.250%, 09/25/33	352
2,944		Series 2003-39, Class A6, 5.000%, 10/25/33	2,892
212		Series 2003-44, Class A9, PO, 10/25/33	169
196		Series 2003-J10, Class 2A1, 5.000%, 11/25/18	201
2,222		Series 2003-J13, Class 1A7, 5.250%, 01/25/34	2,300
508		Series 2003-J7, Class 4A3, IF, 9.522%, 08/25/18	532
282		Series 2004-3, Class PO, PO, 04/25/34	206
2,481		Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,587
269		Series 2004-7, Class 2A1, VAR, 2.269%, 06/25/34	241
1,656		Series 2004-13, Class 1A4, 5.500%, 08/25/34	1,725
899		Series 2004-28R, Class A1, 5.500%, 08/25/33	904
403		Series 2004-HYB1, Class 2A, VAR, 2.879%, 05/20/34	349
1,499		Series 2004-HYB3, Class 2A, VAR, 2.567%, 06/20/34	1,213
1,033		Series 2004-HYB6, Class A3, VAR, 3.066%, 11/20/34	876

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
587	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	596
1,166	Series 2005-16, Class A23, 5.500%, 09/25/35	1,144
2,698	Series 2005-22, Class 2A1, VAR, 3.084%, 11/25/35	1,895
7,971	Series 2007-4, Class 1A52, IF, IO, 5.206%, 05/25/37	936
	Credit Suisse Mortgage Capital Certificates,
3,271	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	3,287
1,127	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	1,133
1,150	Series 2010-16, Class A3, VAR, 4.136%, 06/25/50 (e)	1,052
2,064	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	2,090
1,236	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	1,289
3,876	Series 2010-11R, Class A1, VAR, 1.191%, 06/28/47 (e)	3,833
708	Series 2010-12R, Class 14A1, VAR, 4.500%, 09/26/46 (e)	712
1,396	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	1,413
1,191	Series 2010-15R, Class 7A1, VAR, 5.340%, 10/26/37 (e)	1,207
500	Series 2010-15R, Class 7A2, VAR, 5.340%, 10/26/37 (e)	456
3,233	Series 2011-1R, Class A1, VAR, 1.192%, 02/27/47 (e)	3,235
2,000	Series 2011-6R, Class 3A1, VAR, 5.653%, 07/28/36 (e)	1,870
	CS First Boston Mortgage Securities Corp.,
1,329	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,167
1,370	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,404
3,703	Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,864
2,113	Series 2003-27, Class 5A4, 5.250%, 11/25/33	2,189
965	Series 2003-29, Class 1A1, 6.500%, 12/25/33	1,004
642	Series 2003-29, Class 5A1, 7.000%, 12/25/33	684
1,505	Series 2003-AR15, Class 3A1, VAR, 2.705%, 06/25/33	1,469
1,651	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,745
1,386	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,415
1,712	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,795
1,973	Series 2004-8, Class 3A5, 5.500%, 12/25/34	2,000
3,237	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	412
2,309	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	254
1,030	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.750%, 02/25/20	1,045
	Deutsche Mortgage Securities, Inc.,
1,090	Series 2009-RS2, Class 4A1, VAR, 0.343%, 04/26/37 (e)	1,041
649	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	646
1,849	Series 2010-RS2, Class A1, VAR, 1.441%, 06/28/47 (e)	1,850
	First Horizon Alternative Mortgage Securities,
1,582	Series 2004-AA4, Class A1, VAR, 2.365%, 10/25/34	1,433
470	Series 2005-AA5, Class 1A2, VAR, 2.375%, 07/25/35	118
935	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	724
12,218	Series 2007-FA4, Class 1A2, IF, IO, 5.456%, 08/25/37	1,522
	First Horizon Asset Securities, Inc.,
307	Series 2003-7, Class 2A1, 4.500%, 09/25/18	314
430	Series 2003-8, Class 2A1, 4.500%, 09/25/18	433
2,087	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,114
679	Series 2004-AR2, Class 2A1, VAR, 2.761%, 05/25/34	623
642	Series 2004-AR7, Class 2A1, VAR, 2.741%, 02/25/35 (m)	620
685	Series 2004-AR7, Class 2A2, VAR, 2.741%, 02/25/35	624
1,516	Series 2005-AR1, Class 2A2, VAR, 2.750%, 04/25/35	1,432
	GMAC Mortgage Corp. Loan Trust,
1,019	Series 2003-AR1, Class A4, VAR, 3.403%, 10/19/33	1,007
2,962	Series 2003-AR2, Class 2A4, VAR, 3.259%, 12/19/33	2,829
238	Series 2003-J7, Class A10, 5.500%, 11/25/33	241

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
1,460	Series 2003-J7, Class A7, 5.000%, 11/25/33	1,457
256	Series 2003-J8, Class A, 5.250%, 12/25/33	263
1,515	Series 2004-J1, Class A20, 5.500%, 04/25/34	1,555
242	Series 2004-J2, Class A2, VAR, 0.694%, 06/25/34	240
2,612	Series 2004-J5, Class A7, 6.500%, 01/25/35	2,708
1,504	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,524
571	Series 2005-AR3, Class 3A3, VAR, 3.132%, 06/19/35	550
3,424	Series 2005-AR3, Class 3A4, VAR, 3.132%, 06/19/35	2,883
1,268	Series 2010-1, Class A, 4.250%, 07/25/40 (e)	1,274
	GSMPS Mortgage Loan Trust,
736	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	645
364	Series 2004-4, Class 1AF, VAR, 0.594%, 06/25/34 (e)	304
728	Series 2005-RP2, Class 1AF, VAR, 0.544%, 03/25/35 (e)	612
1,645	Series 2005-RP3, Class 1AF, VAR, 0.544%, 09/25/35 (e)	1,375
3,938	Series 2006-RP2, Class 1AS2, IF, IO, 5.833%, 04/25/36 (e)	559
	GSR Mortgage Loan Trust,
625	Series 2003-13, Class 1A1, VAR, 4.447%, 10/25/33	633
237	Series 2003-6F, Class A2, VAR, 0.594%, 09/25/32	228
1,507	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	1,487
175	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	175
3,522	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	3,697
153	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	155
310	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	302
954	Series 2005-5F, Class 2A3, 5.500%, 06/25/35	957
2,080	Series 2005-5F, Class 8A3, VAR, 0.694%, 06/25/35	2,026
5,079	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,903
1,140	Series 2006-1F, Class 1AP, PO, 02/25/36	813
8,053	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	6,583
3,100	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,947
665	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.714%, 04/25/35	422
	Impac Secured Assets CMN Owner Trust,
1,551	Series 2001-8, Class A6, 6.440%, 01/25/32	1,561
1,605	Series 2006-1, Class 2A1, VAR, 0.544%, 05/25/36	1,369
3,757	Series 2006-2, Class 2A1, VAR, 0.544%, 08/25/36	3,230
	Indymac Index Mortgage Loan Trust,
10,429	Series 2005-AR11, Class A7, IO, VAR, 0.261%, 08/25/35	65
346	Series 2006-AR3, Class 2A1A, VAR, 2.878%, 03/25/36	187
	JP Morgan Mortgage Trust,
808	Series 2004-A3, Class 4A1, VAR, 3.811%, 07/25/34	807
899	Series 2004-A4, Class 1A1, VAR, 4.451%, 09/25/34	902
599	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	619
2,000	Series 2005-A1, Class 3A4, VAR, 5.017%, 02/25/35	1,929
1,277	Series 2005-A1, Class 5A1, VAR, 4.480%, 02/25/35	1,296
3,184	Series 2006-A2, Class 4A1, VAR, 2.909%, 08/25/34	3,106
1,439	Series 2006-A2, Class 5A3, VAR, 2.969%, 11/25/33	1,440
1,143	Series 2006-A3, Class 6A1, VAR, 3.061%, 08/25/34	1,039
1,046	Series 2007-A1, Class 5A2, VAR, 2.967%, 07/25/35	992
1,313	JP Morgan Reremic, Series 2010- 4, Class 7A1, VAR, 4.289%, 08/26/35 (e)	1,297
57	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	53
	Lehman Mortgage Trust,
1,343	Series 2006-2, Class 1A1, VAR, 6.476%, 04/25/36	1,282
833	Series 2007-6, Class 1A8, 6.000%, 07/25/37	679
1,500	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,164
	LVII Resecuritization Trust,
5	Series 2009-1, Class A1, VAR, 5.865%, 11/27/37 (e)	5

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
1,351	Series 2009-2, Class A3, VAR, 3.000%, 09/27/37 (e)	1,340
2,700	Series 2009-2, Class A4, VAR, 3.000%, 09/27/37 (e)	2,687
	MASTR Adjustable Rate Mortgages Trust,
266	Series 2004-3, Class 4A2, VAR, 2.191%, 04/25/34	237
62	Series 2004-4, Class 2A1, VAR, 2.117%, 05/25/34	41
910	Series 2004-13, Class 2A1, VAR, 2.796%, 04/21/34	894
3,506	Series 2004-13, Class 3A6, VAR, 2.874%, 11/21/34	3,503
3,000	Series 2004-13, Class 3A7, VAR, 2.874%, 11/21/34	2,884
320	Series 2004-15, Class 3A1, VAR, 3.241%, 12/25/34	260
	MASTR Alternative Loans Trust,
531	Series 2003-4, Class 2A1, 6.250%, 06/25/33	547
532	Series 2003-8, Class 3A1, 5.500%, 12/25/33	538
1,315	Series 2003-8, Class 5A1, 5.000%, 11/25/18	1,341
274	Series 2003-9, Class 8A1, 6.000%, 01/25/34	275
191	Series 2004-1, Class 30PO, PO, 02/25/34	133
912	Series 2004-3, Class 2A1, 6.250%, 04/25/34	923
381	Series 2004-3, Class 30PO, PO, 04/25/34	313
414	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	62
445	Series 2004-5, Class 30PO, PO, 06/25/34	308
212	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	37
250	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	43
2,284	Series 2004-6, Class 7A1, 6.000%, 07/25/34	2,307
209	Series 2004-7, Class 30PO, PO, 08/25/34	144
831	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	140
749	Series 2004-10, Class 1A1, 4.500%, 09/25/19	762
3,433	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	564
	MASTR Asset Securitization Trust,
694	Series 2003-2, Class 1A1, 5.000%, 03/25/18	707
261	Series 2003-2, Class 2A1, 4.500%, 03/25/18	264
1,174	Series 2003-3, Class 3A18, 5.500%, 04/25/33	1,230
210	Series 2003-4, Class 3A2, 5.000%, 05/25/18	215
243	Series 2003-4, Class 5A1, 5.500%, 05/25/33	257
38	Series 2003-7, Class 4A1, 4.250%, 09/25/33	38
394	Series 2003-8, Class 1A1, 5.500%, 09/25/33	406
135	Series 2003-8, Class 3A2, VAR, 0.594%, 09/25/33	135
482	Series 2003-9, Class 15PO, PO, 10/25/18	413
176	Series 2003-10, Class 15PO, PO, 11/25/18	151
111	Series 2003-11, Class 15PO, PO, 12/25/18	95
816	Series 2003-12, Class 6A1, 5.000%, 12/25/33	831
175	Series 2004-1, Class 30PO, PO, 02/25/34	120
202	Series 2004-3, Class PO, PO, 03/25/34	150
521	Series 2004-4, Class 3A1, 4.500%, 04/25/19	531
1,003	Series 2004-6, Class 2A9, 5.250%, 11/26/16	1,006
342	Series 2004-8, Class 1A1, 4.750%, 08/25/19	349
353	Series 2004-8, Class PO, PO, 08/25/19	304
137	Series 2004-9, Class 5A1, 5.250%, 09/25/19	141
1,558	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,652
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	916
3,854	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.544%, 05/25/35 (e)	3,080
3,357	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,182
	Merrill Lynch Mortgage Investors, Inc.,
389	Series 2003-A4, Class 2A, VAR, 2.799%, 07/25/33	388
1,326	Series 2003-A5, Class 2A6, VAR, 2.545%, 08/25/33	1,247
1,735	Series 2004-A4, Class A2, VAR, 2.734%, 08/25/34	1,704

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
		Non-Agency CMO — Continued
248		Series 2005-A1, Class 3A, VAR, 4.931%, 12/25/34	227
		Merrill Lynch Trust,
1		Series 7, Class B, PO, 04/20/18	1
56		Series 47, Class Z, 8.985%, 10/20/20	63
		MLCC Mortgage Investors, Inc.,
1,102		Series 2003-A, Class 2A2, VAR, 1.285%, 03/25/28	971
973		Series 2003-E, Class A1, VAR, 0.504%, 10/25/28	887
1,281		Series 2004-D, Class A2, VAR, 0.825%, 08/25/29	1,184
1,136		Series 2004-E, Class A2A, VAR, 0.755%, 11/25/29	1,017
2,012		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.652%, 04/25/34	2,041
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,279.880%, 04/20/21	11
		MortgageIT Trust,
814		Series 2005-1, Class 1A1, VAR, 0.514%, 02/25/35	632
315		Series 2005-5, Class A1, VAR, 0.454%, 12/25/35	233
		Nomura Asset Acceptance Corp.,
287		Series 2003-A1, Class A1, 5.500%, 05/25/33	296
88		Series 2003-A1, Class A2, 6.000%, 05/25/33	89
45		Series 2003-A1, Class A5, 7.000%, 04/25/33	47
74		Series 2003-A1, Class A7, 5.000%, 04/25/18	75
803		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	809
		Prime Mortgage Trust,
195		Series 2004-1, Class 2A3, 5.250%, 08/25/34	201
1,848		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,947
860		Series 2005-4, Class 2PO, PO, 10/25/35	573
		RBSSP Resecuritization Trust,
1,343		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,410
610		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	641
1,677		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,694
1,413		Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,452
1,493		Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,536
2,233		Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,353
2,512		Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	2,543
1,296		Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	1,318
3,414		Series 2010-4, Class 12A1, 4.500%, 03/26/21 (e)	3,422
1,973		Series 2010-9, Class 1A1, VAR, 0.379%, 07/26/37 (e) (f) (i)	1,736
2,600		Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	2,584
		Residential Accredit Loans, Inc.,
373		Series 2001-QS19, Class A2, 6.000%, 12/25/16	380
97		Series 2002-QS16, Class A3, IF, 16.217%, 10/25/17	106
1,053		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,037
244		Series 2003-QR24, Class A5, 4.000%, 07/25/33	235
341		Series 2003-QS1, Class A6, 4.250%, 01/25/33	342
931		Series 2003-QS12, Class A2A, IF, IO, 7.406%, 06/25/18	118
408		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	37
1,292		Series 2003-QS13, Class A5, VAR, 0.844%, 07/25/33	1,138
7,672		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	132
1,061		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,096
1,051		Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,084
983		Series 2003-QS19, Class A1, 5.750%, 10/25/33	999
304		Series 2003-QS3, Class A2, IF, 16.073%, 02/25/18	332
571		Series 2003-QS3, Class A8, IF, IO, 7.406%, 02/25/18	62
757		Series 2003-QS9, Class A3, IF, IO, 7.356%, 05/25/18	106
1,409		Series 2004-QA4, Class NB3, VAR, 5.361%, 09/25/34	1,374
424		Series 2004-QA6, Class NB2, VAR, 3.154%, 12/26/34	306
864		Series 2004-QS10, Class A6, 6.000%, 07/25/34	815
1,468		Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,284
517		Series 2004-QS8, Class A2, 5.000%, 06/25/34	517
322		Series 2005-QA10, Class A31, VAR, 3.816%, 09/25/35	222

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
2,000	Series 2005-QA6, Class A32, VAR, 5.475%, 05/25/35	1,198
688	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	460
	Residential Asset Securitization Trust,
136	Series 2002-A13, Class A4, 5.250%, 12/25/17	139
642	Series 2003-A13, Class A3, 5.500%, 01/25/34	640
181	Series 2003-A14, Class A1, 4.750%, 02/25/19	188
800	Series 2003-A5, Class A1, 5.500%, 06/25/33	818
1,095	Series 2004-IP2, Class 1A1, VAR, 2.666%, 12/25/34	975
3,851	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	709
7,228	Series 2005-A2, Class A4, IF, IO, 4.856%, 03/25/35	753
1,509	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	966
880	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	634
	Residential Funding Mortgage Securities I,
1,554	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,584
352	Series 2003-S14, Class A4, PO, 07/25/18	311
958	Series 2003-S16, Class A3, 5.000%, 09/25/18	983
900	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	917
1,843	Series 2003-S4, Class A4, 5.750%, 03/25/33	1,939
761	Series 2004-S6, Class 2A6, PO, 06/25/34	566
257	Series 2004-S6, Class 3A5, 4.500%, 06/25/19	258
919	Series 2005-SA4, Class 1A1, VAR, 3.232%, 09/25/35	660
	Residential Funding Securities LLC,
52	Series 2002-RM1, Class API, PO, 12/25/17	39
84	Series 2003-RM2, Class AP-3, PO, 05/25/33	59
	Salomon Brothers Mortgage Securities VII, Inc.,
1,763	Series 2003-HYB1, Class A, VAR, 3.217%, 09/25/33	1,739
126	Series 2003-UP2, Class PO1, PO, 12/25/18	96
	Sequoia Mortgage Trust,
1,894	Series 2003-1, Class 1A, VAR, 0.576%, 04/20/33	1,752
1,249	Series 2004-8, Class A1, VAR, 0.546%, 09/20/34	1,115
1,951	Series 2004-8, Class A2, VAR, 0.836%, 09/20/34	1,724
1,625	Series 2004-10, Class A1A, VAR, 0.506%, 11/20/34	1,479
4,000	Station Place Securitization Trust, Series 2010-1, Class A, VAR, 1.196%, 12/20/42 (e)	4,000
2,934	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.937%, 06/25/34	2,863
1,125	Structured Asset Mortgage Investments, Inc., Series 2004- AR5, Class 1A1, VAR, 0.527%, 10/19/34	1,012
	Structured Asset Securities Corp.,
69	Series 2002-10H, Class 1AP, PO, 05/25/32	51
315	Series 2003-8, Class 1A2, 5.000%, 04/25/18	324
760	Series 2003-16, Class A3, VAR, 0.694%, 06/25/33	728
73	Series 2003-21, Class 1A3, 5.500%, 07/25/33	73
734	Series 2003-32, Class 1A1, VAR, 5.212%, 11/25/33	763
402	Series 2003-31A, Class B1, VAR, 2.580%, 10/25/33	161
1,299	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,321
649	Series 2003-33H, Class 1APO, PO, 10/25/33	482
1,099	Series 2003-34A, Class 3A3, VAR, 2.575%, 11/25/33	1,036
5,621	Series 2003-37A, Class 2A, VAR, 5.031%, 12/25/33	5,768
2,190	Series 2004-20, Class 1A3, 5.250%, 11/25/34 (m)	2,207
3,300	Series 2004-5H, Class A4, 5.540%, 12/25/33	3,265
841	Series 2005-6, Class 4A1, 5.000%, 05/25/35	828
	Thornburg Mortgage Securities Trust,
278	Series 2003-4, Class A1, VAR, 0.514%, 09/25/43	262
256	Series 2004-1, Class II2A, VAR, 1.779%, 03/25/44	233
	WaMu Mortgage Pass-Through Certificates,

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
1,009	Series 2002-S5, Class B3, 6.389%, 09/25/32	696
173	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	177
1,673	Series 2003-AR7, Class A7, VAR, 2.672%, 08/25/33	1,643
1,187	Series 2003-AR8, Class A, VAR, 2.715%, 08/25/33	1,173
4,544	Series 2003-AR9, Class 1A6, VAR, 2.715%, 09/25/33	4,403
1,074	Series 2003-AR9, Class 2A, VAR, 2.780%, 09/25/33	1,057
1,962	Series 2003-S1, Class A5, 5.500%, 04/25/33	2,021
868	Series 2003-S10, Class A5, 5.000%, 10/25/18	870
131	Series 2003-S10, Class A6, PO, 10/25/18	132
573	Series 2003-S11, Class 2A5, IF, 16.516%, 11/25/33	603
297	Series 2003-S7, Class A1, 4.500%, 08/25/18	304
1,226	Series 2003-S8, Class A4, 4.500%, 09/25/18	1,237
1,068	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,098
4,483	Series 2003-S9, Class A8, 5.250%, 10/25/33	4,669
205	Series 2003-S9, Class P, PO, 10/25/33	145
291	Series 2004-AR3, Class A1, VAR, 2.578%, 06/25/34	285
1,971	Series 2004-AR3, Class A2, VAR, 2.578%, 06/25/34	1,934
1,748	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,830
480	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	500
808	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	838
1,096	Series 2004-S1, Class 1A3, VAR, 0.594%, 03/25/34	1,061
3,524	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,522
391	Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	219
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
472	Series 2005-1, Class 1A1, 5.500%, 03/25/35	445
12,569	Series 2005-2, Class 1A4, IF, IO, 4.856%, 04/25/35	1,242
1,412	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,210
424	Series 2005-4, Class DP, PO, 06/25/20	321
1,694	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,560
15,638	Series 2005-11, Class A4, IF, IO, 4.756%, 01/25/36	1,842
	Washington Mutual MSC Mortgage Pass-Through Certificates,
104	Series 2002-MS12, Class A, 6.500%, 05/25/32	109
1,081	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	1,101
158	Series 2004-RA4, Class 1P, PO, 04/25/19	141
1,250	Wells Fargo Commercial Mortgage Trust, 0.000%, 04/01/41	1,262
	Wells Fargo Mortgage-Backed Securities Trust,
776	Series 2003-8, Class A9, 4.500%, 08/25/18	800
2,270	Series 2003-11, Class 1A4, 4.750%, 10/25/18	2,268
440	Series 2003-11, Class 1APO, PO, 10/25/18	379
818	Series 2003-13, Class A7, 4.500%, 11/25/18	830
175	Series 2003-14, Class 1A1, 4.750%, 12/25/18	181
1,509	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,558
424	Series 2003-16, Class 2A1, 4.500%, 12/25/18	431
12,061	Series 2003-16, Class 2AIO, IO, VAR, 0.115%, 12/25/18	31
768	Series 2003-17, Class APO, PO, 01/25/34	552
1,002	Series 2003-K, Class 1A1, VAR, 4.447%, 11/25/33	996
275	Series 2003-K, Class 1A2, VAR, 4.447%, 11/25/33	279
470	Series 2004-1, Class A11, 02/25/34	335
426	Series 2004-2, Class APO, PO, 01/25/19	362
356	Series 2004-7, Class 2A1, 4.500%, 07/25/19	364
1,230	Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,267
505	Series 2004-B, Class A1, VAR, 4.915%, 02/25/34	518
1,157	Series 2004-BB, Class A4, VAR, 2.746%, 01/25/35	1,147
2,314	Series 2004-EE, Class 2A1, VAR, 2.823%, 12/25/34	2,220

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
289	Series 2004-EE, Class 2A2, VAR, 2.823%, 12/25/34	289
1,185	Series 2004-EE, Class 3A1, VAR, 2.920%, 12/25/34	1,165
1,633	Series 2004-I, Class 1A1, VAR, 2.877%, 07/25/34	1,569
2,413	Series 2004-P, Class 2A1, VAR, 2.908%, 09/25/34	2,352
196	Series 2004-Q, Class 1A3, VAR, 4.884%, 09/25/34	192
3,603	Series 2004-U, Class A1, VAR, 2.885%, 10/25/34	3,517
1,662	Series 2004-V, Class 1A1, VAR, 2.835%, 10/25/34	1,646
908	Series 2005-1, Class 2A1, 5.000%, 01/25/20	934
501	Series 2005-9, Class 1APO, PO, 10/25/35	332
1,418	Series 2005-13, Class A1, 5.000%, 11/25/20	1,480
166	Series 2005-15, Class APO, PO, 12/25/20	140
716	Series 2005-AR16, Class 2A1, VAR, 2.757%, 10/25/35	653
868	Series 2005-AR8, Class 2A1, VAR, 2.819%, 06/25/35	846
2,200	Series 2007-7, Class A7, 6.000%, 06/25/37	2,146
1,528	Series 2007-11, Class A14, 6.000%, 08/25/37	1,424

		555,557

	Total Collateralized Mortgage Obligations (Cost $1,497,347)	1,584,729

Commercial Mortgage-Backed Securities — 0.9%
	Banc of America Commercial Mortgage, Inc.,
700	Series 2005-3, Class A4, 4.668%, 07/10/43	751
800	Series 2005-3, Class AM, 4.727%, 07/10/43	823
500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	547
1,000	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,103
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,204
500	Bear Stearns Commercial Mortgage Securities, Series 2006- PW11, Class A4, VAR, 5.452%, 03/11/39	553
1,446	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	1,555
4,673	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	4,759
29,081	GS Mortgage Securities Corp. II, Series 2006-GG8, Class X, IO, VAR, 0.653%, 11/10/39 (e)	707
108,418	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class X1, IO, VAR, 0.073%, 06/12/43	782
70,403	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class XCL, IO, VAR, 0.111%, 02/15/41 (e)	710
500	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.667%, 05/12/39	558
250	Morgan Stanley Capital I, Series 2007-T27, Class A4, VAR, 5.641%, 06/11/42	281
	Morgan Stanley Reremic Trust,
1,390	Series 20, Class A, 3.000%, 07/17/56	1,392
4,500	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	4,790

	Total Commercial Mortgage- Backed Securities (Cost $20,639)	21,515

Mortgage Pass-Through Securities — 22.4%
	Federal Home Loan Mortgage Corp.,
224	ARM, 2.334%, 03/01/35	235
316	ARM, 2.480%, 12/01/33	332
383	ARM, 2.510%, 04/01/34	401
478	ARM, 2.630%, 12/01/35	502
462	ARM, 2.809%, 03/01/36	487
751	ARM, 3.376%, 03/01/36	789
154	ARM, 3.446%, 07/01/37	160
426	ARM, 3.879%, 11/01/36	447
84	ARM, 3.949%, 01/01/30	88
524	ARM, 4.414%, 05/01/36	557
430	ARM, 5.282%, 05/01/38	456
506	ARM, 5.605%, 04/01/38	536
265	ARM, 5.754%, 05/01/37	281
1,588	ARM, 5.801%, 10/01/36	1,679
683	ARM, 5.817%, 11/01/36	721
280	ARM, 5.865%, 02/01/37	296
343	ARM, 5.980%, 09/01/36	360
208	ARM, 6.013%, 02/01/37	221
1,025	ARM, 6.015%, 06/01/36	1,111
2,355	ARM, 6.019%, 11/01/36	2,523
560	ARM, 6.031%, 12/01/36	594
356	ARM, 6.050%, 10/01/37	372
230	ARM, 6.068%, 10/01/36	248
477	ARM, 6.074%, 02/01/37	505

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
1,326	ARM, 6.219%, 03/01/37	1,398
622	ARM, 6.223%, 09/01/37	662
363	ARM, 6.308%, 10/01/36	381
327	ARM, 6.406%, 02/01/37	352
715	ARM, 6.675%, 10/01/36	749
914	ARM, 6.688%, 11/01/36	983
420	ARM, 6.707%, 08/01/36	437
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
274	3.500%, 05/01/19	286
6,176	4.000%, 06/01/13 - 06/01/19 (m)	6,518
2,653	4.500%, 07/01/14 - 10/01/18	2,775
428	5.000%, 12/01/18	462
3,101	5.500%, 06/01/17 - 02/01/23	3,364
4,186	6.000%, 06/01/17 - 03/01/22	4,569
957	6.500%, 01/01/13 - 03/01/22 (m)	1,049
451	7.000%, 01/01/17 - 07/01/17	489
8	7.500%, 08/01/11 - 12/01/15	9
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
5,541	5.500%, 04/01/27 - 03/01/28	6,022
1,226	6.000%, 01/01/14 - 02/01/24	1,353
2,236	6.500%, 05/01/22 - 01/01/28	2,521
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,150	4.000%, 10/01/33	2,190
13,580	5.000%, 05/01/36 - 08/01/40	14,479
5,081	5.500%, 10/01/33 - 07/01/35	5,535
1,166	6.000%, 11/01/28 - 12/01/33	1,294
8,490	6.500%, 05/01/24 - 03/01/38	9,608
1,638	7.000%, 07/01/29 - 10/01/36	1,890
298	7.500%, 09/01/38	343
51	8.500%, 08/01/30	61
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,849	7.500%, 01/01/32 - 12/01/36	2,157
1,263	10.000%, 10/01/30	1,502
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
6,563	5.500%, 02/01/18 - 11/01/35	6,989
8,679	6.500%, 11/01/36 - 10/17/38	9,536
642	7.000%, 12/01/14 - 08/01/47	715
122	10.500%, 07/20/21	138
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
11	7.500%, 03/01/17 - 05/01/17	12
10	8.750%, 06/01/17	11
5	10.500%, 05/01/19	5
11	12.000%, 08/01/15 - 07/01/19	13
	Federal National Mortgage Association,
761	ARM, 1.695%, 08/01/34	778
348	ARM, 1.910%, 01/01/33	356
3,881	ARM, 2.021%, 01/01/35 (m)	4,085
621	ARM, 2.028%, 02/01/35	651
339	ARM, 2.042%, 02/01/35	355
22	ARM, 2.055%, 03/01/19	23
1,279	ARM, 2.113%, 05/01/35	1,325
283	ARM, 2.220%, 04/01/34	293
432	ARM, 2.271%, 01/01/36	446
461	ARM, 2.338%, 06/01/34	481
253	ARM, 2.387%, 04/01/34	265
179	ARM, 2.402%, 11/01/33	187
371	ARM, 2.406%, 06/01/35	387
440	ARM, 2.426%, 10/01/34	459
180	ARM, 2.434%, 05/01/35	189
161	ARM, 2.436%, 01/01/34	169
652	ARM, 2.452%, 11/01/33	682
505	ARM, 2.460%, 05/01/34	529
206	ARM, 2.470%, 05/01/35	216
1,296	ARM, 2.499%, 04/01/35	1,359
609	ARM, 2.593%, 10/01/34	640
525	ARM, 2.603%, 02/01/34	551
892	ARM, 2.612%, 07/01/33	931
303	ARM, 2.649%, 09/01/35	319
390	ARM, 2.662%, 10/01/34	410
562	ARM, 2.670%, 10/01/34	591
387	ARM, 2.787%, 09/01/34	407
888	ARM, 2.924%, 04/01/35	932
7,542	ARM, 3.000%, 03/01/36	7,905
426	ARM, 3.034%, 08/01/34	447
455	ARM, 3.060%, 09/01/33	477
34	ARM, 3.258%, 09/01/27	34
123	ARM, 3.960%, 03/01/29	127
830	ARM, 4.936%, 07/01/33	890
893	ARM, 4.998%, 10/01/34	934
691	ARM, 5.181%, 09/01/36	729
470	ARM, 5.287%, 01/01/38	503
276	ARM, 5.517%, 07/01/37	295
1,031	ARM, 5.561%, 06/01/36	1,097
267	ARM, 5.586%, 12/01/36	281
4,366	ARM, 5.629%, 01/01/23	4,728
1,144	ARM, 5.772%, 12/01/37	1,218
701	ARM, 5.830%, 12/01/36	739
489	ARM, 5.855%, 11/01/36	516
465	ARM, 5.866%, 07/01/36	490
389	ARM, 5.921%, 10/01/36	412
1,276	ARM, 5.931%, 07/01/37	1,352
476	ARM, 6.034%, 08/01/36	506
651	ARM, 6.167%, 11/01/37	688
486	ARM, 6.298%, 10/01/36	510
	Federal National Mortgage Association, 15 Year, Single Family,
1,390	3.500%, 08/01/18	1,454
10,863	4.000%, 07/01/18 - 12/01/18 (m)	11,500
5,344	4.500%, 07/01/18 - 09/01/20	5,722
2,695	5.000%, 12/01/16 - 07/01/20	2,913
9,339	5.500%, 11/01/18 - 11/01/23	10,155

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
16,193	6.000%, 06/01/16 - 07/01/24	17,734
3,136	6.500%, 09/01/13 - 02/01/24	3,453
1,731	7.000%, 12/01/16 - 08/01/21	1,907
105	7.500%, 03/01/17 - 10/01/17	116
95	8.000%, 11/01/12 - 01/01/16	101
2	8.500%, 09/01/11	2
	Federal National Mortgage Association, 20 Year, Single Family,
8,808	3.500%, 12/01/30	8,821
896	5.500%, 02/01/23	979
10,235	6.000%, 02/01/14 - 09/01/29	11,269
3,110	6.500%, 06/01/16 - 12/01/27	3,494
76	7.500%, 09/01/21	89
	Federal National Mortgage Association, 30 Year, FHA/VA,
86	6.000%, 09/01/33	96
922	6.500%, 02/01/29 - 03/01/29	1,049
275	7.000%, 10/01/28 - 02/01/33	318
84	8.000%, 06/01/28	98
22	8.500%, 03/01/30 - 06/01/30	26
380	9.000%, 05/01/18 - 06/01/31	443
16	10.000%, 07/01/19	18
16	10.500%, 11/01/18	18
32	11.000%, 04/01/19	37
	Federal National Mortgage Association, 30 Year, Single Family,
4,669	4.000%, 08/01/33 - 04/01/34	4,753
3,187	4.500%, 05/01/29 - 09/01/34	3,339
15,000	5.000%, 05/01/33 - 08/01/40	16,029
18,402	5.500%, 11/01/32 - 10/01/39	20,076
8,699	6.000%, 12/01/28 - 09/01/36	9,649
33	6.250%, 07/01/23	37
23,885	6.500%, 11/01/29 - 10/01/38	27,045
10,331	7.000%, 04/01/17 - 01/01/39	11,891
6,392	7.500%, 08/01/36 - 04/01/39	7,477
1,358	8.000%, 03/01/27 - 10/01/36	1,586
171	8.500%, 12/01/27 - 02/01/30	201
1	9.000%, 04/01/26	1
15	9.500%, 07/01/28	18
10	10.000%, 02/01/24	12
14	12.500%, 01/01/16	15
	Federal National Mortgage Association, Other,
541	ARM, 2.926%, 08/01/34	563
2,490	ARM, 6.070%, 11/01/18	2,744
1,484	2.490%, 10/01/17	1,455
3,000	2.690%, 10/01/17	2,974
2,650	3.230%, 11/01/20	2,601
3,000	3.280%, 10/01/20	2,967
2,000	3.290%, 10/01/20	1,973
4,100	3.350%, 11/01/20	4,057
3,692	3.360%, 10/01/20	3,660
3,600	3.370%, 11/01/20	3,569
2,000	3.390%, 08/01/17	2,050
5,954	3.430%, 09/01/20 - 10/01/20	5,930
2,500	3.480%, 12/01/20	2,491
6,928	3.505%, 09/01/20	6,941
2,975	3.540%, 10/01/20	2,983
2,977	3.600%, 09/01/20	2,998
3,000	3.680%, 09/01/20	3,039
6,575	3.740%, 07/01/20 - 08/01/20	6,695
3,000	3.770%, 01/01/21	3,045
2,600	3.800%, 08/01/20	2,631
2,488	3.810%, 01/01/19	2,583
3,000	3.870%, 01/01/21	3,065
3,600	3.930%, 07/01/20 - 01/01/21	3,699
7,500	3.950%, 07/01/20	7,709
3,000	3.960%, 08/01/20	3,095
2,000	3.980%, 11/01/16	2,097
1,146	4.000%, 11/01/33	1,147
8,000	4.066%, 07/01/20	8,354
1,977	4.120%, 04/01/20	2,064
2,474	4.130%, 07/01/20	2,581
4,000	4.290%, 06/01/20	4,216
3,465	4.300%, 08/01/20	3,662
1,500	4.330%, 02/01/21	1,576
4,000	4.350%, 04/01/20	4,235
8,897	4.369%, 02/01/20 - 04/01/20	9,454
13,086	4.400%, 02/01/20	13,893
1,996	4.480%, 02/01/21	2,117
738	4.500%, 11/01/14 - 08/01/33	776
4,947	4.530%, 12/01/19	5,316
4,525	4.540%, 01/01/20	4,850
4,985	4.640%, 01/01/21	5,329
4,318	4.970%, 02/01/31	4,522
1,035	5.000%, 04/01/22 - 01/01/36	1,091
5,921	5.500%, 05/01/13 - 04/01/38	6,346
5,668	6.000%, 02/01/36 - 11/01/39	6,156
807	6.500%, 10/01/35 - 06/01/36	911
2,940	7.000%, 12/01/36 - 10/01/46	3,346
32	10.195%, 06/15/21	37
5	10.250%, 07/15/13	6
7	11.000%, 08/20/20	8
145	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	158
	Government National Mortgage Association II, 30 Year, Single Family,
555	3.500%, 09/20/33	548
4,523	6.500%, 10/20/33 - 01/20/39	5,117
26	7.500%, 02/20/28 - 09/20/28	30
40	8.000%, 06/20/26 - 11/20/28	47
23	8.500%, 03/20/25 - 05/20/25	28
1,434	Government National Mortgage Association II, Other, 6.500%, 09/20/34	1,624
	Government National Mortgage Association, 15 Year, Single Family,

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
340	6.000%, 06/15/18	372
88	7.000%, 09/15/14 - 10/15/16	95
62	7.500%, 11/15/17	68
212	8.000%, 01/15/16	229
	Government National Mortgage Association, 20 Year, Single Family,
604	6.500%, 08/15/22 - 11/15/23	696
60	7.000%, 08/15/23	69
	Government National Mortgage Association, 30 Year, Single Family,
156	6.375%, 08/15/26	177
4,565	6.500%, 10/15/27 - 04/15/33	5,199
3,370	7.000%, 09/15/31 - 03/15/37	3,919
117	7.500%, 11/15/22 - 01/15/33	138
15	8.000%, 09/15/22 - 04/15/28	18
14	9.000%, 02/15/30 - 01/15/31	15
1,189	9.500%, 10/15/24	1,413
12	11.000%, 01/15/21	13

	Total Mortgage Pass-Through Securities (Cost $510,758)	531,173

U.S. Government Agency Securities — 0.5%
2,005	Federal Home Loan Bank,
	4.720%, 09/20/12	2,098
1,000	Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	1,182
	Federal National Mortgage Association,
3,000	0.000%, 07/05/14	2,874
3,000	Zero Coupon, 06/01/17	2,570
2,000	5.375%, 06/12/17	2,339

	Total U.S. Government Agency Securities (Cost $10,594)	11,063

U.S. Treasury Obligations — 2.4%
	U.S. Treasury Bonds,
13,000	7.500%, 11/15/16 (m)	16,851
343	8.125%, 08/15/19	484
350	8.500%, 02/15/20	508
7,510	8.875%, 08/15/17	10,507
506	8.875%, 02/15/19	735
	U.S. Treasury Notes,
3,500	3.125%, 10/31/16	3,735
4,905	3.125%, 04/30/17	5,210
1,737	3.125%, 05/15/19	1,802
7,000	3.250%, 12/31/16	7,503
2,000	3.250%, 03/31/17	2,140
2,725	4.750%, 08/15/17	3,149
	U.S. Treasury STRIPS,
932	05/15/14	909
3,000	02/15/15	2,874
129	02/15/16	119
500	11/15/16	450
700	05/15/19	561
150	02/15/25	87
200	08/15/28	96
500	02/15/29	235
650	11/15/30	279

	Total U.S. Treasury Obligations (Cost $55,092)	58,234

SHARES
Short-Term Investment — 4.5%
	Investment Company — 4.5%
107,070	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $107,070)	107,070

	Total Investments —100.0% (Cost $2,262,184)	2,374,548
	Other Assets in Excess of Liabilities — 0.0%(g)	596

	NET ASSETS — 100.0%	$2,375,144

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2011.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $15,761,000 which amounts to 0.7% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,081
Aggregate gross unrealized depreciation	(19,717)

Net unrealized appreciation/depreciation	$112,364

Federal income tax cost of investments	$2,262,184

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$53,473	$7,291	$60,764
Collateralized Mortgage Obligations	—	1,576,259	8,470	1,584,729
Commercial Mortgage-Backed Securities	—	21,515	—	21,515
Mortgage Pass-Through Securities	—	531,173	—	531,173
U.S. Government Agency Securities	—	11,063	—	11,063
U.S. Treasury Obligations	—	58,234	—	58,234
Short-Term Investments
Investment Companies	107,070	—	—	107,070

Total Investments in Securities	$107,070	$2,251,717	$15,761	$2,374,548

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Balance as of 02/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/2011
Investments in Securities
Asset Backed Securities	$3,327	$—	$(8)	$—	$5,729	$(1,757)			$7,291
Mortgage Backed Securities	6,113	6	(44)	2	6,373	(174)	—	(3,806)	8,470

Total	$9,440	$6	$(52)	$2	$12,102	$(1,931)	$—	$(3,806)	$15,761

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs amounted to $(52,000).

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Daily Demand Notes — 2.0%
Louisiana — 0.5%
	Other Revenue — 0.5%
5,000	Parish of East Baton Rouge, Solid Waste Disposal Authority, Exxon Project, Rev., VRDO, 0.100%, 06/01/11	5,000

Michigan — 0.6%
	Hospital — 0.6%
5,000	University of Michigan, Hospital, Series A, Rev., VRDO, 0.100%, 06/01/11	5,000

New York — 0.9%
	Other Revenue — 0.9%
8,600	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-B, Rev., VRDO, 0.090%, 06/01/11	8,600

	Total Daily Demand Notes (Cost $18,600)	18,600

Municipal Bonds — 90.8%
Alabama — 1.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,290	Fairfield Industrial Development Board, USX Corp. Project, Rev., VAR, 5.400%, 11/01/11	1,321

	Other Revenue — 1.0%
	Alabama 21st Century Authority, Tobacco Settlement,
1,790	Rev., 5.750%, 12/01/12	1,813
2,000	Rev., 5.750%, 12/01/19	2,028
2,290	Rev., 5.850%, 12/01/13	2,319
3,000	Chatom Industrial Development Board, Power South Energy, Series B, Rev., 4.000%, 08/01/15	3,176

		9,336

	Total Alabama	10,657

Alaska — 1.5%
	General Obligation — 1.0%
3,160	City of Anchorage Schools, Series B, GO, NATL-RE, 5.000%, 12/01/17	3,583
6,350	City of North Slope Boro, Series A, GO, NATL-RE, Zero Coupon, 06/30/13	6,187

		9,770

	Housing — 0.3%
2,315	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/36	2,398

	Other Revenue — 0.2%
2,315	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	2,084

	Total Alaska	14,252

Arizona — 3.0%
	Certificate of Participation/Lease — 0.6%
2,100	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/15	2,330
2,910	Pinal County, COP, 5.250%, 12/01/19	3,052

		5,382

	Hospital — 0.4%
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.000%, 12/01/20	767
3,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/16	3,257

		4,024

	Housing — 0.2%
	Maricopa County IDA, Single Family Mortgage,
1,287	Series 1B, Rev., VAR, GNMA/FNMA, 5.650%, 07/01/39	1,310
205	Series 2B, Rev., GNMA/FNMA/FHLMC, 5.950%, 03/01/34	214
195	Phoenix IDA, Single Family Mortgage, Series 2002-2, Rev., AMT, GNMA/FNMA/FHLMC, 5.950%, 03/01/34	204

		1,728

	Other Revenue — 1.1%
1,250	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 4.000%, 07/01/15	1,276
4,790	Arizona Transportation Board, Regional Area Road Fund, Rev., 5.000%, 07/01/16	5,612
3,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	3,190

		10,078

	Prerefunded — 0.4%
3,595	City of Phoenix, Series B, GO, 5.000%, 07/01/14 (p)	3,757

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Water & Sewer — 0.3%
2,645	City of Scottsdale, Rev., 5.250%, 07/01/22	3,269

	Total Arizona	28,238

Arkansas — 0.6%
	Housing — 0.1%
700	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	737

	Special Tax — 0.5%
305	City of Fayetteville, Sales & Use Tax, Rev., AGM, 4.250%, 11/01/25	320
950	City of Rogers, Water Revenue Improvement, Capital Improvement, GO, XLCA, 4.250%, 03/01/31	1,006
3,000	City of Springdale, Sales & Use Tax, Rev., AGM, 4.250%, 07/01/23	3,046

		4,372

	Total Arkansas	5,109

California — 5.3%
	Certificate of Participation/Lease — 0.6%
5,000	Sacramento City Financing Authority, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/21	5,176

	General Obligation — 2.1%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/29	1,038
3,000	Escondido Union High School District, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	1,522
3,000	Mount San Antonio Community College District, GO, Zero Coupon, 05/01/15	2,722
3,400	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/14	3,239
5,000	State of California, GO, 5.000%, 10/01/15	5,672
5,000	State of California, Various Purpose, GO, 5.000%, 03/01/14	5,485

		19,678

	Hospital — 0.5%
4,375	Kaweah Delta Health Care District, Rev., 5.000%, 08/01/22	4,406

	Housing — 1.1%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 08/01/28	1,313
	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program,
20	Series A, Rev., GNMA/FNMA, 5.000%, 12/01/11	20
1,295	Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	1,303
4,465	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	4,472
3,000	State of California, Veterans, GO, 4.900%, 12/01/25	2,930

		10,038

	Other Revenue — 0.9%
2,155	Bay Area Toll Authority, California Toll Sanitary Francisco Bay Area, Series F, Rev., 5.000%, 04/01/25	2,316
2,780	California Statewide Communities Development Authority, Inland Regional Center Project, Rev., 5.000%, 12/01/17	2,828
1,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	1,024
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,161

		8,329

	Water & Sewer — 0.1%
1,050	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,189

	Total California	48,816

Colorado — 2.3%
	General Obligation — 0.5%
1,000	Adams & Arapahoe Joint School District 28J Aurora, GO, NATL-RE, 5.250%, 12/01/25	1,079
2,925	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	3,529

		4,608

	Hospital — 0.3%
2,415	Colorado Health Facilities Authority, Parkview Medical Center Project, Series B, Rev., 5.000%, 09/01/22	2,461

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Housing — 0.8%
985	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single Family Program, Series C-1, Rev., AMT, Zero Coupon, 11/01/29	343
	Colorado Housing & Facilities Finance Authority, Multi-Family Project,
825	Series C-3, Class I, Rev., AMT, 4.550%, 10/01/12	851
820	Series C-3, Class I, Rev., AMT, 4.650%, 10/01/13	840
	Colorado Housing & Facilities Finance Authority, Single Family Program,
65	Series B-2, Rev., NATL-RE-IBC, 6.800%, 04/01/30	66
740	Series C-2, Rev., AMT, FHA/VA MTGS, 7.050%, 04/01/31	768
2,010	Denver City & County, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 12/01/39	2,000
	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus,
85	Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/27	86
200	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 11/01/34	205
115	Series A, Rev., GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/31	117
1,413	El Paso County, Single Family Mortgage, Series A, Rev., VAR, GNMA/FNMA, 5.350%, 06/01/39	1,494
715	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	733
130	IDK Partners III Trust, Pass-Through Certificates, 5.100%, 08/01/23 (f) (i)	130

		7,633

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,920	City of Aurora, McKesson Corp. Project, Series A, Rev., VAR, 5.375%, 12/01/11	1,926

	Prerefunded — 0.0% (g)
135	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.000%, 11/15/13 (p)	150

	Transportation — 0.5%
	Denver City & County, Airport,
2,410	Series D, Rev., AGM, 5.500%, 11/15/13	2,462
1,000	Series D, Rev., AGM, 5.500%, 11/15/15	1,021
675	Denver City & County, Special Facilities, Airport, Rental Car Project, Series A, Rev., NATL-RE, 6.000%, 01/01/13	677

		4,160

	Total Colorado	20,938

Connecticut — 0.5%
	Other Revenue — 0.5%
	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program,
1,385	Series A, Rev., 5.000%, 11/15/16	1,587
1,560	Series A, Rev., 5.250%, 11/15/23	1,727
1,500	Series A, Rev., 5.250%, 11/15/24	1,642

	Total Connecticut	4,956

Delaware — 0.5%
	Housing — 0.5%
	Delaware State Housing Authority, Single Family Mortgage,
600	Series A-1, Rev., AMBAC, 5.170%, 01/01/30	632
3,250	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 07/01/39	3,480
580	Series D-1, Rev., AMT, 4.625%, 01/01/23	585

	Total Delaware	4,697

District of Columbia — 1.3%
	Housing — 0.1%
760	District of Columbia Housing Finance Agency, Single Family Program, Series B, Rev., AMT, 5.625%, 06/01/35	782

	Other Revenue — 0.4%
	District of Columbia, Income Tax,
1,500	Series A, Rev., 5.000%, 12/01/18	1,781
1,650	Series B, Rev., 5.250%, 12/01/29	1,810

		3,591

	Transportation — 0.8%
3,000	Metropolitan Washington Airports Authority, Series A, Rev., AMT, 5.500%, 10/01/21	3,274

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Transportation — Continued
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/25	4,363

		7,637

	Total District of Columbia	12,010

Florida — 6.7%
	Certificate of Participation/Lease — 0.7%
4,000	Collier County School Board, COP, AGM, 5.250%, 02/15/21	4,463
2,000	Miami-Dade County School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/15	2,179

		6,642

	Education — 0.6%
	Capital Projects Finance Authority, Capital Projects Loan Program,
2,385	Series F-1, Rev., NATL-RE, 5.500%, 10/01/13	2,322
2,880	Series F-1, Rev., NATL-RE, 5.500%, 10/01/14	2,757

		5,079

	General Obligation — 0.1%
1,250	Florida State Board Education, Public Education Capital Outlay 2004, Series C, GO, 5.000%, 06/01/24	1,333

	Hospital — 0.1%
500	Highlands County Health Facilities Authority, Adventist Health, Series A, Rev., VAR, 5.000%, 11/15/16	555

	Housing — 1.4%
1,300	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	1,229
1,870	Escambia County, Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series A, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 4.800%, 10/01/38	1,924
2,000	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	2,154
	Hillsborough County Housing Finance Authority,
1,105	Rev., AMT, GNMA/FMNA/FHLMC, 5.200%, 04/01/38	1,151
950	Series 2, Rev., AMT, GNMA/FMNA/FHLMC, 4.400%, 10/01/27	929
610	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 10/01/36	638
415	Orange County, Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA, 5.400%, 09/01/32	441
1,470	Orange County, Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 09/01/38	1,545
	Pinellas County Housing Finance Authority, Multi-County Program,
1,410	Series A-2, Rev., AMT, GNMA/FMNA/FHLMC, 4.900%, 09/01/27	1,446
1,065	Series B-1, Rev., GNMA/FNMA, 5.200%, 03/01/36	1,092

		12,549

	Other Revenue — 0.9%
2,100	Florida Housing Finance Corp., Series 1, Rev., 5.000%, 07/01/41	2,218
2,000	Florida Housing Finance Corp., Homeowner Mortgage, Series B, Rev., GNMA, 4.500%, 01/01/29	2,127
2,900	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	3,347
1,000	Pasco County, Solid Waste Disposal & Resource, Rev., AMT, 5.000%, 10/01/20 (w)	1,042

		8,734

	Resource Recovery — 0.1%
1,135	Lee County, Solid Waste System, Rev., NATL-RE, 5.625%, 10/01/13	1,149

	Special Tax — 0.2%
2,900	Miami-Dade County, Sub Series A, Rev., NATL-RE, Zero Coupon, 10/01/16	2,227

	Transportation — 0.8%
3,890	Hillsborough County Aviation Authority, Tampa International Airport, Series A, Rev., NATL-RE, 5.375%, 10/01/16	4,125
3,000	Miami-Dade County, Miami International Airport, Series B, Rev., AMT, AGM-CR, CIFG, 5.000%, 10/01/16	3,270

		7,395

	Utility — 1.1%
5,000	City of Port St. Lucie, Rev., NATL- RE, 5.250%, 09/01/24	5,531

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Utility — Continued
4,640	Fort Pierce Utilities Authority, Rev., AMBAC, 5.000%, 10/01/15	4,960

		10,491

	Water & Sewer — 0.7%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	6,031

	Total Florida	62,185

Georgia — 1.5%
	Certificate of Participation/Lease — 0.6%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	5,797

	General Obligation — 0.7%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	6,165

	Housing — 0.2%
1,930	Atlanta Urban Residential Finance Authority, Multi-Family Housing, Mortgage-Backed Securities, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	1,995

	Total Georgia	13,957

Hawaii — 0.5%
	General Obligation — 0.5%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/26	1,636
2,900	Series D, GO, 5.250%, 09/01/27	3,213

	Total Hawaii	4,849

Idaho — 0.1%
	Housing — 0.1%
650	Idaho Housing & Finance Association, Series A, Class III, Rev., 5.550%, 07/01/20	670
	Idaho Housing & Finance Association, Single Family Mortgage,
35	Series D, Rev., FHA/VA MTGS, 6.450%, 07/01/14	35
80	Series E-2, Rev., 5.950%, 07/01/14	80
95	Series H, Rev., FHA/VA MTGS, 6.050%, 07/01/14	96
15	Sub Series A, Rev., FHA/VA MTGS, 5.350%, 07/01/11	15

	Total Idaho	896

Illinois — 3.1%
	General Obligation — 1.2%
	Chicago Board of Education,
3,000	Series C, GO, 5.250%, 12/01/24	3,085
2,000	Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,029
350	City of Chicago Heights, Series A, GO, NATL-RE, FGIC, 5.650%, 12/01/16 (p)	358
1,315	City of Chicago, Unrefunded Balance, Series A, GO, AGM, 5.250%, 01/01/19	1,407
3,680	State of Illinois, Series 1, GO, NATL- RE, FGIC, 6.000%, 11/01/26	4,035

		10,914

	Hospital — 0.2%
1,500	Illinois Finance Authority, OSF Healthcare Systems, Rev., 5.250%, 11/15/23	1,502

	Housing — 1.3%
	City of Aurora, Single Family Mortgage,
1,589	Series A, Rev., AMT, GNMA/FNMA/FHLMC FHA/VA GTD, 5.500%, 12/01/39	1,650
1,641	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	1,740
	City of Chicago, Single Family Mortgage,
1,045	Series B, Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 10/01/33	1,089
1,990	Series C, Rev., GNMA/FNMA, 5.750%, 12/01/42	2,128
2,890	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	3,018
2,480	Series K, Rev., GNMA/FNMA/FHLMC, 5.350%, 06/01/43	2,619
40	Peoria, Moline & Freeport, Single Family Collateral Mortgage, Series A, Rev., GNMA COLL/FHA/VA MTGS, 7.600%, 04/01/27	41

		12,285

	Other Revenue — 0.4%
1,000	Illinois Finance Authority, Gas Supply, Peoples Gas Light & Coke, Rev., VAR, 2.125%, 07/01/14	997
	Railsplitter Tobacco Settlement Authority,
1,500	Rev., 5.000%, 06/01/19	1,513
1,500	Rev., 5.250%, 06/01/20	1,533

		4,043

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Transportation — 0.0% (g)
100	City of Chicago, Midway Airport, Series A, Rev., AMT, AGM, 5.125%, 01/01/26	97

	Total Illinois	28,841

Indiana — 2.4%
	General Obligation — 0.2%
1,400	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA/COLL, 4.500%, 06/01/28	1,504

	Hospital — 0.5%
	Indiana Health & Educational Facilities Finance Authority, Baptist Homes of Indiana,
805	Rev., 5.000%, 11/15/12	833
1,095	Rev., 5.000%, 11/15/15	1,171
1,000	Rev., 5.250%, 11/15/25	984
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A- 1, Rev., VAR, 5.000%, 05/01/13	1,874

		4,862

	Housing — 0.4%
	Indiana Housing & Community Development Authority,
2,580	Series B-2, Rev., GNMA/FNMA, 5.000%, 07/01/36	2,620
1,555	Series C-2, Rev., GNMA/FNMA, 5.000%, 01/01/36	1,597

		4,217

	Other Revenue — 0.5%
2,000	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,269
2,000	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/27	2,114

		4,383

	Transportation — 0.3%
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series F, Rev., AMBAC, 5.250%, 01/01/14	3,228

	Water & Sewer — 0.5%
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	4,313

	Total Indiana	22,507

Iowa — 0.1%
	Housing — 0.1%
850	Iowa Finance Authority, Mortgage- Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	912

Kansas — 1.4%
	Housing — 1.4%
	Sedgwick & Shawnee Counties, Single Family Mortgage,
2,205	Series A, Rev., GNMA/FNMA, 5.400%, 12/01/37	2,267
960	Series A-3, Rev., GNMA/FNMA, 5.500%, 06/01/28	1,024
475	Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/37	508
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
620	Series A, Rev., GNMA/FNMA, 6.050%, 06/01/27	666
2,820	Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	2,953
2,130	Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/39	2,271
1,850	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/38	1,956
825	Series B-3, Rev., GNMA/FNMA, 5.850%, 12/01/34	865

	Total Kansas	12,510

Louisiana — 2.4%
	Certificate of Participation/Lease — 0.1%
1,000	Louisiana State Military Department, CR, Rev., COP, 5.000%, 08/01/15	1,108

	Hospital — 0.5%
515	St. Tammany Parish Hospital Service District No. 2, Series B, GO, RADIAN, 5.250%, 03/01/12	528
400	St. Tammany Parish Public Trust Financing Authority, Christwood Project, Rev., 5.700%, 11/15/18	370
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Hospital — Continued
2,000	Series A, Rev., 5.375%, 02/01/14	2,097
1,190	Series A, Rev., 5.375%, 02/01/16	1,237

		4,232

	Housing — 0.7%
	Calcasieu Parish Public Transportation Authority, Single Family Mortgage,
150	Series B, Rev., GNMA/FNMA, 5.000%, 04/01/28	153
2,260	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/38	2,392
523	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	569
	Jefferson Parish Finance Authority, Single Family Mortgage,
510	Series B-1, Rev., GNMA/FNMA/COLL, 6.650%, 12/01/33	536
2,155	Series C, Rev., GNMA/FNMA, 4.500%, 12/01/24	2,179
695	Louisiana Housing Finance Agency, Single Family Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	716

		6,545

	Other Revenue — 0.3%
2,930	State of Louisiana, Gas And Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/26	3,184

	Utility — 0.8%
	Louisiana Energy & Power Authority,
4,320	Rev., AGM, 5.750%, 01/01/12	4,455
2,290	Rev., AGM, 5.750%, 01/01/13	2,475

		6,930

	Total Louisiana	21,999

Maryland — 1.9%
	General Obligation — 1.7%
	State of Maryland,
4,225	Series B, GO, 5.000%, 03/01/18	5,057
3,000	Series B, GO, 5.000%, 03/01/19	3,602
6,000	State of Maryland, State and Local Facilities Lien, Series 1, GO, 5.000%, 03/15/17 (p)	7,179

		15,838

	Housing — 0.2%
640	Baltimore County, Multi-Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 09/01/24	312
725	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	760
610	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	640
100	Prince Georges County, Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 12/01/34	101

		1,813

	Total Maryland	17,651

Massachusetts — 2.1%
	Education — 0.3%
	Massachusetts Health & Educational Facilities Authority, Springfield College,
1,050	Rev., 5.000%, 10/15/15	1,136
1,060	Rev., 5.000%, 10/15/17	1,152

		2,288

	General Obligation — 0.3%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,025

	Housing — 0.9%
3,725	Boston Housing Authority, Rev., AGM, 5.000%, 04/01/16	4,122
1,000	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/21	1,014
	New Bedford Housing Authority, Capital Funding Program,
675	Series A, Rev., 3.400%, 10/01/11	682
700	Series A, Rev., 3.600%, 10/01/12	727
725	Series A, Rev., 3.750%, 10/01/13	770
750	Series A, Rev., 3.900%, 10/01/14	811

		8,126

	Water & Sewer — 0.6%
5,000	Massachusetts State Water Pollution Abatement, MWRA Program, Rev., 5.250%, 08/01/24	5,989

	Total Massachusetts	19,428

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Michigan — 2.5%
	Education — 0.5%
4,000	University of Michigan, Series C, Rev., 5.000%, 04/01/18	4,766

	Hospital — 0.6%
2,055	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	2,110
1,000	Michigan State Hospital Finance Authority, Ascension Health, Senior Care Group, Rev., 5.000%, 11/15/16	1,137
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/22	2,508

		5,755

	Housing — 0.6%
	Michigan State Housing Development Authority,
3,185	Series A, Rev., AMT, 5.000%, 06/01/30	3,255
2,030	Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,051

		5,306

	Other Revenue — 0.2%
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,748

	Water & Sewer — 0.6%
5,430	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	5,872

	Total Michigan	23,447

Minnesota — 3.2%
	General Obligation — 1.1%
3,105	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed, City Living, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	3,210
1,925	Minnesota Housing Finance Agency, Non Amount, Non Ace Mortgage-Backed, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	2,030
4,465	State of Minnesota, Various Purpose, Series K, GO, 5.000%, 11/01/20	5,331

		10,571

	Housing — 1.7%
4,455	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	4,684
656	Dakota County Community Development Agency, Single Family Mortgage, Series B, Rev., GNMA/FMNA/FHLMC, 5.150%, 12/01/38	689
3,359	Minneapolis & St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	3,549
1,505	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	1,508
	Minnesota Housing Finance Agency, Residential Housing Finance,
1,105	Series D, Rev., VAR, AMT, 5.500%, 01/01/38	1,157
4,195	Series L, Rev., AMT, 5.500%, 07/01/48	4,419

		16,006

	Other Revenue — 0.4%
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,135
1,070	Rev., 5.250%, 08/01/25	1,181
825	Rev., 5.250%, 08/01/26	879

		3,195

	Total Minnesota	29,772

Mississippi — 0.8%
	Housing — 0.6%
5,120	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	5,313

	Other Revenue — 0.2%
1,990	Mississippi Home Corp., Series A, Rev., GNMA/FMNA/FHLMC, 4.500%, 12/01/31	2,118

	Total Mississippi	7,431

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Missouri — 1.5%
	Housing — 1.3%
	Missouri Housing Development Commission, Home Ownership Loan Program,
1,465	Rev., AMT, GNMA, 6.000%, 03/01/36	1,522
655	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 03/01/38	663
3,375	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 09/01/38	3,559
950	Series E-1, Rev., FHLMC, 5.000%, 11/01/27	1,030
1,650	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/37	1,762
2,930	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	3,004
	Missouri Housing Development Commission, Single Family Homeowner Mortgage,
80	Series B-1, Rev., AMT, GNMA/FNMA/COLL, 6.150%, 03/01/20	81
110	Series B-1, Rev., AMT, NATL-RE- IBC, 7.450%, 09/01/31	112

		11,733

	Transportation — 0.2%
2,105	City of St. Louis, Lambert, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,209

	Total Missouri	13,942

Montana — 0.5%
	Housing — 0.5%
	Montana Board of Housing, Single Family Mortgage,
2,910	Series A, Rev., 5.250%, 12/01/36	3,024
380	Series B, Rev., 5.500%, 12/01/37	389
745	Series B-2, Rev., AMT, 6.000%, 12/01/29	752

	Total Montana	4,165

Nebraska — 0.3%
	Housing — 0.3%
	Nebraska Investment Finance Authority,
1,390	Series C, Rev., 5.500%, 03/01/36	1,428
1,360	Series C, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/31	1,392

	Total Nebraska	2,820

Nevada — 2.0%
	Education — 0.6%
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 07/01/19	5,849

	General Obligation — 1.0%
7,000	Clark County School District, Series B, GO, AGM, 5.000%, 06/15/18	7,578
1,360	Las Vegas Convention & Visitors Authority, GO, AMBAC, 5.000%, 07/01/29	1,352

		8,930

	Housing — 0.2%
715	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., FNMA COLL, 5.450%, 10/01/15	716
1,452	Nevada Rural Housing Authority, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	1,527

		2,243

	Other Revenue — 0.2%
1,690	Las Vegas Special Improvement District No. 707, Special Assessment, Series A, AGM, 5.400%, 06/01/14	1,712

	Total Nevada	18,734

New Hampshire — 0.8%
	Housing — 0.2%
1,540	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	1,680

	Other Revenue — 0.6%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,316
900	Rev., NATL-RE, 5.500%, 06/01/27	1,086

		5,402

	Total New Hampshire	7,082

New Jersey — 2.1%
	Education — 0.4%
3,000	New Jersey EDA, School Facilities Construction, Series O, Rev., 5.250%, 03/01/14	3,260

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	General Obligation — 0.2%
1,215	Egg Harbor Township School District, GO, AGM, 5.750%, 07/15/24	1,507

	Hospital — 0.1%
1,355	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care Systems, Rev., RADIAN, 5.000%, 07/01/11	1,358

	Other Revenue — 1.2%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee, Rev., AMBAC, 5.000%, 01/01/15	2,401
	Tobacco Settlement Financing Corp.,
5,000	Series 1A, Rev., 5.000%, 06/01/14	5,123
1,155	Series 1A, Rev., 5.000%, 06/01/16	1,178
2,550	Series 1A, Rev., 5.000%, 06/01/19	2,472

		11,174

	Transportation — 0.2%
2,000	New Jersey Transportation Trust Fund Authority, Series A, Rev., 5.500%, 12/15/21	2,227

	Total New Jersey	19,526

New Mexico — 1.0%
	General Obligation — 0.1%
1,000	New Mexico Finance Authority, State Transportation, Senior Lien, GO, 5.000%, 06/15/17	1,187

	Housing — 0.9%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
2,440	Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	2,433
770	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	811
2,310	Series C-2, Rev., AMT, FNMA/GNMA, 4.700%, 09/01/33	2,339
2,195	Series D-1, Class I, Rev., AMT, GNMA/FMNA/FHLMC, 5.850%, 01/01/37	2,364

		7,947

	Total New Mexico	9,134

New York — 7.0%
	Certificate of Participation/Lease — 2.7%
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., COP, AMBAC, 5.500%, 05/15/20	5,855
2,800	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	3,156
5,900	New York State Dormitory Authority, Personal State Income Tax, Series C, Rev., COP, 5.000%, 03/15/26	6,334
	Tobacco Settlement Financing Corp., Asset-Backed Securities,
4,000	Series A-1, Rev., COP, 5.000%, 06/01/12	4,178
1,675	Series B-1, Rev., COP, XLCA-ICR, 4.000%, 06/01/12	1,733
4,000	Series B-1C, Rev., COP, 5.500%, 06/01/16	4,014

		25,270

	Education — 1.0%
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.000%, 12/01/23	2,068
	New York State Dormitory Authority,
5,000	Series A, Rev., 5.000%, 03/15/21	5,545
1,295	Series B, Rev., VAR, 5.250%, 05/15/12	1,353

		8,966

	General Obligation — 1.3%
	New York City,
1,700	Series D, GO, 5.000%, 11/01/22	1,837
5,000	Series G, GO, 5.000%, 08/01/14	5,585
4,000	Series G, GO, 5.250%, 08/01/15	4,387

		11,809

	Housing — 0.2%
2,000	New York State Mortgage Agency, Rev., 5.000%, 04/01/28	2,157

	Other Revenue — 0.1%
1,100	New York State Dormitory Authority, Jewish Board of Family & Children, Rev., AMBAC, 5.000%, 07/01/11	1,103

	Resource Recovery — 0.3%
2,140	Islip Resource Recovery Agency, 1985 Facility, Series F, Rev., AGM, 5.000%, 07/01/13	2,291

	Special Tax — 0.8%
5,000	New York City Transitional Finance Authority, Future Tax Secured, Series A, Rev., VAR, 5.500%, 11/01/26	5,101
2,000	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/24	2,248

		7,349

	Transportation — 0.6%
1,000	Metropolitan Transportation Authority, Series C, Rev., 5.250%, 11/15/14	1,120

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Transportation — Continued
3,145	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., 5.250%, 11/15/24	3,479
1,365	Monroe County, Airport Authority, Greater Rochester International, Rev., NATL-RE, 5.250%, 01/01/12	1,391

		5,990

	Total New York	64,935

North Carolina — 2.6%
	Education — 0.6%
3,300	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 10/01/23	3,779
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/23	1,540

		5,319

	General Obligation — 0.3%
2,000	Asheville North Carolina Water System, GO, AGM, 5.000%, 08/01/19	2,258

	Housing — 0.7%
490	Asheville Housing Authority, Multi- Family, Battery Park Apartment, Series A, Rev., GNMA, 3.900%, 08/20/15	514
3,160	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/39	3,240
	North Carolina Housing Finance Agency, Home Ownership,
1,420	Series 23-A, Rev., VAR, AMT, 5.000%, 07/01/36	1,446
1,495	Series 26-A, Rev., VAR, AMT, 5.500%, 01/01/38	1,563

		6,763

	Other Revenue — 0.6%
1,000	North Carolina Capital Facilities Finance Agency, Waste Management of Carolinas Project, Rev., VAR, 3.375%, 08/01/14	1,022
3,000	State of North Carolina, State Capital Improvement Ltd., Series A, Rev., 5.000%, 05/01/17	3,544
1,250	Wake County, Hammond Road Detention Center, Rev., 5.000%, 06/01/24	1,385

		5,951

	Water & Sewer — 0.4%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,913

	Total North Carolina	24,204

North Dakota — 0.8%
	General Obligation — 0.2%
1,500	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F, GO, 4.500%, 01/01/35	1,554

	Housing — 0.2%
1,990	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%,
	07/01/28	2,135

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,000	McLean County, Solid Waste Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	1,998

	Other Revenue — 0.2%
2,000	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D, Rev., 4.500%, 01/01/29	2,121

	Total North Dakota	7,808

Ohio — 2.5%
	General Obligation — 0.8%
1,000	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/25	1,170
5,000	State of Ohio, Infrastructure Improvement, Series A, GO, 5.500%, 02/01/20	6,096

		7,266

	Housing — 0.3%
400	Cuyahoga County, Multi-Family Housing, Carter Manor, Rev., GNMA, 4.000%, 09/20/14	413
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
75	Series B, Rev., AMT, GNMA COLL, 4.650%, 09/01/20	76
150	Series C, Rev., GNMA COLL, 4.625%, 09/01/31	153
	Summit County Port Authority, Eastland Woods Project,
350	Series A, Rev., FHA, GNMA COLL, 4.000%, 12/20/14	356
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 12/20/19	583

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Housing — Continued
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 12/20/26	1,017

		2,598

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,160	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	1,121
385	Cleveland-Cuyahoga County Port Authority, Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/16	386
370	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Tax Allocation, Series B, 4.500%, 05/15/30	277

		1,784

	Other Revenue — 0.6%
1,300	American Municipal Power, Inc., Prairie Street Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	1,406
1,000	City of Columbus, Sewer Revenue System, Series A, Rev., 5.000%, 06/01/23	1,104
100	Ohio Housing Finance Agency, Series 1, Rev., 5.000%, 11/01/28	109
2,430	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/16	2,767

		5,386

	Prerefunded — 0.0% (g)
520	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund, Series C, Rev., 5.350%, 11/15/12 (p)	537

	Water & Sewer — 0.6%
5,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/17	5,946

	Total Ohio	23,517

Oklahoma — 0.7%
	General Obligation — 0.2%
1,700	Oklahoma Housing Finance Agency, Single Homeownership Loan Program, Series A, GO, GNMA/FNMA/FHLMC, 4.375%, 09/01/27	1,818

	Housing — 0.5%
465	Canadian County, Home Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA COLL, 6.700%, 09/01/32	473
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
2,990	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	3,156
1,072	Series A-2, Rev., GNMA, 5.700%, 04/01/36	1,121

		4,750

	Total Oklahoma	6,568

Oregon — 0.9%
	General Obligation — 0.2%
1,840	Jackson County School District No. 549C, GO, School Board Guaranty, 5.250%, 06/15/16	2,194

	Housing — 0.3%
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of The West, 5.100%, 11/01/17	2,628

	Other Revenue — 0.4%
3,495	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	3,693

	Total Oregon	8,515

Other Territories — 0.7%
	Housing — 0.7%
1,985	Multi-Family Housing, Bond Pass- Through Certificates, Series 7, Rev., VAR, 5.850%, 11/01/21	1,878
1,215	Multi-Family Housing, Bond Pass- Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,124
2,370	Multi-Family Housing, Bond Pass- Through Certificates, Town Center Villas, Series 12, Rev., 5.800%, 11/01/15	2,372
1,515	Multi-Family Housing, Bond Pass- Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.850%, 05/01/16	1,516

	Total Other Territories	6,890

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Pennsylvania — 3.4%
	Education — 0.7%
2,000	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	2,063
4,000	University of Pittsburgh, University Capital Project, Series B, Rev., 5.250%, 09/15/26	4,448

		6,511

	General Obligation — 0.5%
	City of Philadelphia,
3,000	Series A, GO, AGM, 5.000%, 08/01/14	3,259
1,700	Series A, GO, XLCA, 5.000%, 02/15/12	1,746

		5,005

	Hospital — 0.3%
2,500	Pennsylvania Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services, Series A, Rev., NATL-RE, 5.700%, 11/15/11 (f) (i)	2,494
	Housing — 0.2%
965	Allegheny County Residential Finance Authority, Single Family, Series TT, Rev., GNMA/FNMA, 5.750%, 05/01/37	991
125	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project, Series E, Rev., 4.700%, 07/01/13	126
105	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project, Series A, Rev., 4.700%, 07/01/13	106
105	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project, Series C, Rev., 4.700%, 07/01/13	106

		1,329

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
3,000	Bucks County IDA, Wastewater Management, Inc. Project, Rev., VAR, 2.875%, 02/01/13	3,028
1,500	Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Series A, Rev., VAR, 3.700%, 05/01/15	1,538

		4,566

	Other Revenue — 0.8%
3,000	Allegheny County Airport Authority, Series 2B, Rev., FGIC, 5.000%, 01/01/18	3,112
1,235	Allegheny County Redevelopment Authority, Waterfront Project, Tax Allocation, Series A, 5.000%, 12/15/11	1,257
3,000	Pennsylvania Economic Development Financing Authority, People Energy Supply, Series A, Rev., VAR, 3.000%, 09/01/15	3,015

		7,384

	Resource Recovery — 0.4%
3,925	Harrisburg Authority, Resource Recovery Improvements, Series D- 2, Rev., VAR, AGM, 5.000%, 12/01/13	3,943

	Total Pennsylvania	31,232

South Carolina — 2.7%
	Certificate of Participation/Lease — 0.7%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District, Rev., COP, 5.250%, 12/01/22	3,739
2,560	City of Columbia, Tourism Development Fee Pledge, COP, AMBAC, 5.250%, 06/01/20	2,706

		6,445

	General Obligation — 0.7%
5,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	6,627

	Hospital — 0.6%
1,090	Lexington County, Health Services District, Rev., 6.000%, 05/01/14	1,206
4,125	Medical University Hospital Authority, FHA Insured Mortgage, Series A, Rev., NATL-RE, FHA, 5.250%, 02/15/23	4,335

		5,541

	Other Revenue — 0.1%
1,235	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,338

	Utility — 0.6%
5,000	South Carolina State Public Service Authority, Series A, Rev., NATL- RE, FGIC, 5.250%, 01/01/21	5,523

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Total South Carolina	25,474

South Dakota — 0.4%
	Housing — 0.3%
2,430	South Dakota Housing Development Authority, Home Ownership Mortgage, Series E, Rev., 6.000%, 11/01/38	2,627

	Other Revenue — 0.1%
1,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., 5.000%, 09/01/17	1,105

	Total South Dakota	3,732

Tennessee — 3.3%
	General Obligation — 0.5%
5,035	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, Rev., 3.750%, 01/01/25	5,033

	Housing — 1.3%
3,155	Knox County, Health Educational & Housing Facilities Board, Multi- Family, Eastowne Village Project, Rev., VAR, LIQ: FNMA, 4.900%, 06/01/21	3,155
2,000	Memphis Health Educational & Housing Facility Board, Hillcrest Apartments Project, Rev., VAR, AMT, FHLMC, LIQ: FHLMC, 5.000%, 10/01/17	2,117
	Tennessee Housing Development Agency,
2,500	Series A-1, Rev., 5.000%, 01/01/27	2,697
2,725	Series A-2, Rev., 4.200%, 07/01/25	2,696
1,445	Tennessee Housing Development Agency, Home Ownership Program, Series 2007-1, Rev., AMT, 5.500%, 01/01/38	1,523

		12,188

	Other Revenue — 0.2%
1,410	Memphis-Shelby County Airport Authority, Series A-1, Rev., AMT, 5.750%, 07/01/20	1,583

	Transportation — 0.1%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,059

	Utility — 0.5%
5,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.250%, 09/01/21	4,885

	Water & Sewer — 0.7%
5,000	Metropolitan Government Nashville & Davidson County, Series A, Rev., AGM, 5.250%, 01/01/21	5,968

	Total Tennessee	30,716

Texas — 7.9%
	General Obligation — 2.5%
1,150	Conroe Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/19	1,364
4,685	El Paso County Hospital District, Certicates Obligation, GO, AMBAC, 5.000%, 08/15/21	5,004
4,000	Fort Bend County, GO, 5.250%, 03/01/28	4,328
2,335	Keller Independent School District, School Building, GO, 5.250%, 02/15/26	2,525
	Little Elm Independent School District, Unrefunded Balance,
5	GO, PSF-GTD, Zero Coupon, 08/15/30	2
5	GO, PSF-GTD, Zero Coupon, 08/15/31	1
5	GO, PSF-GTD, Zero Coupon, 08/15/32	1
1,900	Northside Independent School District, School Building, Series C, GO, VAR, PSF-GTD, 4.100%, 05/31/12	1,956
2,000	Port of Houston Authority, Series D-1, GO, 5.000%, 10/01/24	2,258
1,150	State of Texas, Series B1 & B2, GO, VAR, 11.494%, 09/30/11	1,188
1,895	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	2,141
2,500	Wichita Falls Independent School District, School Building, GO, PSF- GTD, 5.000%, 02/01/25	2,716

		23,484

	Hospital — 0.3%
100	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	102
3,000	North Central Texas Health Facility Development Corp., Baylor Health Care System, Rev., 5.000%, 05/15/17	3,005

		3,107

	Housing — 1.2%
215	Houston Housing Finance Corp., Sterlingshire Apartments, Series A-2, Rev., 4.250%, 11/01/12	219

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Housing — Continued
2,310	Nortex Single Family Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 07/01/38	2,456
965	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.400%, 03/01/28	990
1,618	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FMNA/FHLMC, 5.300%, 10/01/39	1,708
3,954	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., VAR, GNMA/FMNA/FHLMC, 5.350%, 09/01/39	4,124
575	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program, Rev., GNMA/FNMA/COLL, 6.200%, 03/01/32	588
648	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	686

		10,771

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Harris County Industrial Development Corp., Deer Park Refining Project,
900	Rev., 4.700%, 05/01/18	954
2,000	Rev., 5.000%, 02/01/23	2,069

		3,023

	Other Revenue — 0.7%
2,000	Texas Department of Housing & Community Affairs, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	2,192
4,175	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/26	4,512

		6,704

	Prerefunded — 0.2%
	Little Elm Independent School District, Capital Appreciation,
1,925	GO, PSF-GTD, Zero Coupon, 08/15/12 (p)	625
1,625	GO, PSF-GTD, Zero Coupon, 08/15/12 (p)	497
1,925	GO, PSF-GTD, Zero Coupon, 08/15/12 (p)	553

		1,675

	Transportation — 1.5%
3,000	City of Austin, Texas Airport System, Prior Lien, Rev., NATL-RE, 5.250%, 11/15/16	3,192
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/18	2,291
1,500	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/22	1,576
6,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/23	6,609

		13,668

	Utility — 0.6%
	Harris County Cultural Education Facilities Finance Corp., Teco Project,
950	Series A, Rev., 5.000%, 11/15/15	1,096
1,025	Series B, Rev., 5.000%, 11/15/13	1,132
3,000	Lower Colorado River Authority,
	Transmission Service, Rev., AGM,
	5.250%, 05/15/18	3,109

		5,337

	Water & Sewer — 0.6%
5,000	Texas Water Development Board, Revolving Funds, Sub Lien, Series B, Rev., 5.250%, 07/15/24	5,545

	Total Texas	73,314

Utah — 0.8%
	Education — 0.4%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL- RE, 5.250%, 04/01/23	3,820

	Housing — 0.0% (g)
115	Utah State Housing Finance Agency,
	Single Family Mortgage, Series D-2, Rev., FHA/VA MTGS, 5.350%, 07/01/18	115

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
3,300	Utah County, Marathon Oil Project, Rev., VAR, 5.050%, 11/01/17	3,387

	Total Utah	7,322

Vermont — 0.3%
	Other Revenue — 0.3%
2,250	Vermont Municipal Bond Bank, Series 1, Rev., 5.000%, 12/01/23	2,568

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Virginia — 1.5%
	General Obligation — 0.4%
3,000	City of Virginia Beach, Public Improvement, Series B, GO, 5.000%, 07/15/19	3,606
	Other Revenue — 0.3%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/21	2,387
	Resource Recovery — 0.3%
	Virginia Resources Authority, Pooled Financing,
1,110	Series A, Rev., 5.000%, 11/01/17	1,323
1,500	Series B, Rev., 5.000%, 11/01/16	1,773

		3,096

	Transportation — 0.5%
4,000	Virginia Commonwealth Transportation Board, U.S. Route 58, Corridor Development, Series C, Rev., 5.000%, 05/15/24	4,330

	Total Virginia	13,419

Washington — 0.9%
	General Obligation — 0.1%
1,035	City of Tacoma, Limited Tax, Series B, GO, 5.000%, 12/01/17	1,212
	Housing — 0.3%
2,135	Washington Housing Finance Commission, GNMA Mortgage- Backed Securities Program, Rev., GNMA COLL, 7.000%, 01/01/26	2,244

	Other Revenue — 0.4%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	539
1,000	Port of Seattle, Intermediate Lien, Series C, Rev., AMT, 5.000%, 02/01/16	1,096
1,700	Quinault Indian Nation, Quinault Beach, Series A, Rev., ACA, 5.850%, 12/01/12 (f) (i)	1,706

		3,341

	Prerefunded — 0.1%
1,100	Energy Northwest, Public Power Supply System, Nuclear Project No. 1, Rev., VAR, AGM, 10.736%, 07/01/11 (p)	1,111

	Total Washington	7,908

Wisconsin — 1.3%
	General Obligation — 0.8%
5,000	City of Kenosha, Capital Appreciation, Series D, GO, AMBAC, Zero Coupon, 09/01/15	4,582
2,335	State of Wisconsin, Series C, GO, 5.000%, 05/01/23	2,602

		7,184

	Hospital — 0.5%
5,000	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (f) (i)	5,050

	Total Wisconsin	12,234

	Total Municipal Bonds (Cost $821,391)	841,817

Weekly Demand Note — 0.7%
Iowa — 0.7%
	Other Revenue — 0.7%
6,700	Iowa Finance Authority, Mortgage- Backed Securities Program, Series N, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.210%, 06/02/11 (Cost $6,700)	6,700

SHARES
Investment Company — 0.6%
389	Nuveen Premium Income Municipal Fund (Cost $5,430)	5,116
Short-Term Investment — 5.3%
	Investment Company — 5.3%
49,561	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $49,561)	49,561
	Total Investments — 99.4% (Cost $901,682)	921,794
	Other Assets in Excess of Liabilities — 0.6%	5,860

	NET ASSETS — 100.0%	$927,654

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the
rate in effect as of May 31, 2011.
VRDO	—	Variable Rate Demand Obligation. The interest rate
shown is the rate in effect as of May 31, 2011.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $9,380,000 which amounts to 1.0% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,466
Aggregate gross unrealized depreciation	(4,354)

Net unrealized appreciation/depreciation	$20,112

Federal income tax cost of investments	$901,682

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Daily Demand Notes
Louisiana
Other Revenue	$—	$5,000	$—	$5,000
Michigan
Hospital	—	5,000	—	5,000
New York
Other Revenue	—	8,600	—	8,600

Total Daily Demand Notes	—	18,600	—	18,600

Municipal Bonds
Alabama
Industrial Development Revenue/Pollution Control Revenue	—	1,321	—	1,321
Other Revenue	—	9,336	—	9,336

Total Alabama	—	10,657	—	10,657

Alaska
General Obligation	—	9,770	—	9,770
Housing	—	2,398	—	2,398
Other Revenue	—	2,084	—	2,084

Total Alaska	—	14,252	—	14,252

Arizona
Certificate of Participation/Lease	—	5,382	—	5,382
Hospital	—	4,024	—	4,024
Housing	—	1,728	—	1,728
Other Revenue	—	10,078	—	10,078
Prerefunded	—	3,757	—	3,757
Water & Sewer	—	3,269	—	3,269

Total Arizona	—	28,238	—	28,238

Arkansas
Housing	—	737	—	737
Special Tax	—	4,372	—	4,372

Total Arkansas	—	5,109	—	5,109

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California
Certificate of Participation/Lease	—	5,176	—	5,176
General Obligation	—	19,678	—	19,678
Hospital	—	4,406	—	4,406
Housing	—	10,038	—	10,038
Other Revenue	—	8,329	—	8,329
Water & Sewer	—	1,189	—	1,189

Total California	—	48,816	—	48,816

Colorado
General Obligation	—	4,608	—	4,608
Hospital	—	2,461	—	2,461
Housing	—	7,503	130	7,633
Industrial Development Revenue/Pollution Control
Revenue	—	1,926	—	1,926
Prerefunded	—	150	—	150
Transportation	—	4,160	—	4,160

Total Colorado	—	20,808	130	20,938

Connecticut
Other Revenue	—	4,956	—	4,956
Delaware
Housing	—	4,697	—	4,697
District of Columbia
Housing	—	782	—	782
Other Revenue	—	3,591	—	3,591
Transportation	—	7,637	—	7,637

Total District of Columbia	—	12,010	—	12,010

Florida
Certificate of
Participation/Lease	—	6,642	—	6,642
Education	—	5,079	—	5,079
General Obligation	—	1,333	—	1,333
Hospital	—	555	—	555
Housing	—	12,549	—	12,549
Other Revenue	—	8,734	—	8,734
Resource Recovery	—	1,149	—	1,149
Special Tax	—	2,227	—	2,227
Transportation	—	7,395	—	7,395
Utility	—	10,491	—	10,491
Water & Sewer	—	6,031	—	6,031

Total Florida	—	62,185	—	62,185

Georgia
Certificate of Participation/Lease	—	5,797	—	5,797
General Obligation	—	6,165	—	6,165
Housing	—	1,995	—	1,995

Total Georgia	—	13,957	—	13,957

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hawaii
General Obligation	—	4,849	—	4,849
Idaho
Housing	—	896	—	896
Illinois
General Obligation	—	10,914	—	10,914
Hospital	—	1,502	—	1,502
Housing	—	12,285	—	12,285
Other Revenue	—	4,043	—	4,043
Transportation	—	97	—	97

Total Illinois	—	28,841	—	28,841

Indiana
General Obligation	—	1,504	—	1,504
Hospital	—	4,862	—	4,862
Housing	—	4,217	—	4,217
Other Revenue	—	4,383	—	4,383
Transportation	—	3,228	—	3,228
Water & Sewer	—	4,313	—	4,313

Total Indiana	—	22,507	—	22,507

Iowa
Housing	—	912	—	912
Kansas
Housing	—	12,510	—	12,510
Louisiana
Certificate of Participation/Lease	—	1,108	—	1,108
Hospital	—	4,232	—	4,232
Housing	—	6,545	—	6,545
Other Revenue	—	3,184	—	3,184
Utility	—	6,930	—	6,930

Total Louisiana	—	21,999	—	21,999

Maryland
General Obligation	—	15,838	—	15,838
Housing	—	1,813	—	1,813

Total Maryland	—	17,651	—	17,651

Massachusetts
Education	—	2,288	—	2,288
General Obligation	—	3,025	—	3,025
Housing	—	8,126	—	8,126
Water & Sewer	—	5,989	—	5,989

Total Massachusetts	—	19,428	—	19,428

Michigan
Education	—	4,766	—	4,766
Hospital	—	5,755	—	5,755
Housing	—	5,306	—	5,306
Other Revenue	—	1,748	—	1,748
Water & Sewer	—	5,872	—	5,872

Total Michigan	—	23,447	—	23,447

Minnesota
General Obligation	—	10,571	—	10,571
Housing	—	16,006	—	16,006
Other Revenue	—	3,195	—	3,195

Total Minnesota	—	29,772	—	29,772

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mississippi
Housing	—	5,313	—	5,313
Other Revenue	—	2,118	—	2,118

Total Mississippi	—	7,431	—	7,431

Missouri
Housing	—	11,733	—	11,733
Transportation	—	2,209	—	2,209

Total Missouri	—	13,942	—	13,942

Montana
Housing	—	4,165	—	4,165
Nebraska
Housing	—	2,820	—	2,820
Nevada
Education	—	5,849	—	5,849
General Obligation	—	8,930	—	8,930
Housing	—	2,243	—	2,243
Other Revenue	—	1,712	—	1,712

Total Nevada	—	18,734	—	18,734

New Hampshire
Housing	—	1,680	—	1,680
Other Revenue	—	5,402	—	5,402

Total New Hampshire	—	7,082	—	7,082

New Jersey
Education	—	3,260	—	3,260
General Obligation	—	1,507	—	1,507
Hospital	—	1,358	—	1,358
Other Revenue	—	11,174	—	11,174
Transportation	—	2,227	—	2,227

Total New Jersey	—	19,526	—	19,526

New Mexico
General Obligation	—	1,187	—	1,187
Housing	—	7,947	—	7,947

Total New Mexico	—	9,134	—	9,134

New York
Certificate of Participation/Lease	—	25,270	—	25,270
Education	—	8,966	—	8,966
General Obligation	—	11,809	—	11,809
Housing	—	2,157	—	2,157
Other Revenue	—	1,103	—	1,103
Resource Recovery	—	2,291	—	2,291
Special Tax	—	7,349	—	7,349
Transportation	—	5,990	—	5,990

Total New York	—	64,935	—	64,935

North Carolina
Education	—	5,319	—	5,319
General Obligation	—	2,258	—	2,258
Housing	—	6,763	—	6,763
Other Revenue	—	5,951	—	5,951
Water & Sewer	—	3,913	—	3,913

Total North Carolina	—	24,204	—	24,204

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
North Dakota
General Obligation	—	1,554	—	1,554
Housing	—	2,135	—	2,135
Industrial Development
Revenue/Pollution Control
Revenue	—	1,998	—	1,998
Other Revenue	—	2,121	—	2,121

Total North Dakota	—	7,808	—	7,808

Ohio
General Obligation	—	7,266	—	7,266
Housing	—	2,598	—	2,598
Industrial Development
Revenue/Pollution Control
Revenue	—	1,784	—	1,784
Other Revenue	—	5,386	—	5,386
Prerefunded	—	537	—	537
Water & Sewer	—	5,946	—	5,946

Total Ohio	—	23,517	—	23,517

Oklahoma
General Obligation	—	1,818	—	1,818
Housing	—	4,750	—	4,750

Total Oklahoma	—	6,568	—	6,568

Oregon
General Obligation	—	2,194	—	2,194
Housing	—	2,628	—	2,628
Other Revenue	—	3,693	—	3,693

Total Oregon	—	8,515	—	8,515

Other Territories
Housing	—	6,890	—	6,890
Pennsylvania
Education	—	6,511	—	6,511
General Obligation	—	5,005	—	5,005
Hospital	—	—	2,494	2,494
Housing	—	1,329	—	1,329
Industrial Development
Revenue/Pollution Control
Revenue	—	4,566	—	4,566
Other Revenue	—	7,384	—	7,384
Resource Recovery	—	3,943	—	3,943

Total Pennsylvania	—	28,738	2,494	31,232

South Carolina
Certificate of
Participation/Lease	—	6,445	—	6,445
General Obligation	—	6,627	—	6,627
Hospital	—	5,541	—	5,541
Other Revenue	—	1,338	—	1,338
Utility	—	5,523	—	5,523

Total South Carolina	—	25,474	—	25,474

South Dakota
Housing	—	2,627	—	2,627
Other Revenue	—	1,105	—	1,105

Total South Dakota	—	3,732	—	3,732

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Tennessee
General Obligation	—	5,033	—	5,033
Housing	—	12,188	—	12,188
Other Revenue	—	1,583	—	1,583
Transportation	—	1,059	—	1,059
Utility	—	4,885	—	4,885
Water & Sewer	—	5,968	—	5,968

Total Tennessee	—	30,716	—	30,716

Texas
General Obligation	—	23,484	—	23,484
Hospital	—	3,107	—	3,107
Housing	—	10,771	—	10,771
Industrial Development
Revenue/Pollution Control
Revenue	—	3,023	—	3,023
Other Revenue	—	6,704	—	6,704
Prerefunded	—	1,675	—	1,675
Transportation	—	13,668	—	13,668
Utility	—	5,337	—	5,337
Water & Sewer	—	5,545	—	5,545

Total Texas	—	73,314	—	73,314

Utah
Education	—	3,820	—	3,820
Housing	—	115	—	115
Industrial Development
Revenue/Pollution Control
Revenue	—	3,387	—	3,387

Total Utah	—	7,322	—	7,322

Vermont
Other Revenue	—	2,568	—	2,568
Virginia
General Obligation	—	3,606	—	3,606
Other Revenue	—	2,387	—	2,387
Resource Recovery	—	3,096	—	3,096
Transportation	—	4,330	—	4,330

Total Virginia	—	13,419	—	13,419

Washington
General Obligation	—	1,212	—	1,212
Housing	—	2,244	—	2,244
Other Revenue	—	1,635	1,706	3,341
Prerefunded	—	1,111	—	1,111

Total Washington	—	6,202	1,706	7,908

Wisconsin
General Obligation	—	7,184	—	7,184
Hospital	—	—	5,050	5,050
Total Wisconsin	—	7,184	5,050	12,234

Total Municipal Bonds	—	832,437	9,380	841,817

Weekly Demand Note
Iowa
Other Revenue	—	6,700	—	6,700
Investment Company	5,116	—	—	5,116
Short-Term Investment
Investment Company	49,561	—	—	49,561

Total Investments in Securities	$54,677	$857,737	$9,380	$921,794

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/11
Investments in Securities
Municipal Bonds
Colorado - Housing	$132	$—	$—	(a)	$—	$—	$(2)	$—	$—	$130
Pennsylvania - Hospital	2,489	—	14		(9)	—	—	—	—	2,494
Washington - Other Revenue	1,616	—	89		1	—	—	—	—	1,706
Wisconsin - Hospital	5,017	—	33		—	—	—	—	—	5,050

Total	$9,254	$—	$136		$(8)	$—	$(2)	$—	$—	$9,380

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, or out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to approximately $136,000.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 6.3% (n)

California — 2.4%
35,000	California Statewide Communities Development Authority, 0.370%, 07/08/11	35,000
50,000	State of California, 0.500%, 06/01/11	50,000

		85,000

Florida — 1.1%
40,000	Hillsborouh Aviation, 0.270%, 06/10/11	40,000

Indiana — 1.7%
58,000	State of Indiana, 0.350%, 08/01/11	58,000

		58,000

Massachusetts — 0.6%
19,400	Massachusetts Water Resources Authority, 0.270%, 08/16/11	19,400

Michigan — 0.5%
	Michigan State Housing Development Authority,
2,000	0.380%, 07/11/11	2,000
15,000	0.400%, 08/01/11	15,000

		17,000

	Total Commercial Paper (Cost $219,400)	219,400

Daily Demand Notes — 11.5%
Alabama — 0.0% (g)
480	Southeast Alabama Gas District, Supply Project, Series A, Rev., VRDO, 0.170%, 06/01/11	480

California — 0.3%
9,950	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.110%, 06/01/11	9,950

Delaware — 0.3%
10,000	Delaware State EDA, Clean Power Project, Series B, Rev., VRDO, 0.140%, 06/01/11	10,000

District of Columbia — 0.4%
13,050	District of Columbia, The American University, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/01/11	13,050

Florida — 0.7%
16,735	Collier County Educational Facilities Authority, Limited Obligation, Ave Maria University, Rev., VRDO, LOC: Comerica Bank, 0.160%, 06/01/11	16,735
8,680	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.120%, 06/01/11	8,680

		25,415

Georgia — 0.5%
18,150	Gainesville & Hall County Hospital Authority, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 06/01/11	18,150

Michigan — 0.8%
5,120	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.160%, 06/01/11	5,120
22,145	Michigan State Housing Development Authority, Rental Housing, Series A, Rev., VRDO, AMT, AGM, 0.190%, 06/01/11	22,145
235	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 0.100%, 06/01/11	235

		27,500

Minnesota — 1.4%
11,800	Minneapolis & St Paul Housing & Redevelopment Authority, Childrens Hospital Clinics, Series A, Rev., VRDO, AGM, 0.150%, 06/01/11	11,800
38,200	Minneapolis & St. Paul Housing & Redevelopment Authority, Health Care Facilities, Children, Series B, Rev., VRDO, AGM, 0.140%, 06/01/11	38,200

		50,000

Missouri — 0.0% (g)
95	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series C, Rev., VRDO, 0.150%, 06/01/11	95

Nevada — 0.5%
17,430	City of Las Vegas, Various Purpose, Series C, GO, VRDO, LOC: Lloyds TSB Bank plc, 0.120%, 06/01/11	17,430

New York — 1.0%
12,760	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series BB-1, Rev., VRDO, 0.140%, 06/01/11	12,760
11,840	New York City Transitional Finance Authority, Future Tax Secured, Subseries C-4, Rev., VRDO, 0.150%, 06/01/11	11,840

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
11,700	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-E, Rev., VRDO, 0.140%, 06/01/11	11,700

		36,300

Ohio — 1.0%
19,875	Allen County, Catholic Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	19,875
2,000	County of Cuyahoga, Cleveland Clinic, Subseries B1, Rev., VRDO, 0.120%, 06/01/11	2,000
2,390	County of Montgomery, Miami Valley Hospital, Series C, Rev., VRDO, 0.120%, 06/01/11	2,390
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
9,285	Series A, Rev., VRDO, 0.150%, 06/01/11	9,285
2,050	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 06/01/11	2,050

		35,600

Oklahoma — 1.8%
	Oklahoma State Capital Improvement Authority, Higher Education,
20,000	Series D2, Rev., VRDO, 0.150%, 06/01/11	20,000
19,000	Series D3, Rev., VRDO, 0.150%, 06/01/11	19,000
22,265	Series D4, Rev., VRDO, 0.150%, 06/01/11	22,265

		61,265

South Carolina — 0.8%
14,500	Charleston County, Hospital Facilities, Carealliance Health, Series B-2, Rev., VRDO, AGM, LOC: Wells Fargo Bank N.A., 0.140%, 06/01/11	14,500
14,485	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.140%, 06/01/11	14,485

		28,985

Tennessee — 0.9%
29,900	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 06/01/11	29,900

Texas — 0.2%
8,000	San Gabriel Industrial Development Corp., Airborn, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.160%, 06/07/11	8,000

Virginia — 0.9%
13,900	Albermarle County EDA, Martha Jefferson Hospital, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.140%, 06/01/11	13,900
16,900	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.140%, 06/01/11	16,900

		30,800

West Virginia — 0.0% (g)
1,400	West Virginia Hospital Finance Authority, United Health System, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	1,400

	Total Daily Demand Notes (Cost $404,320)	404,320

Municipal Bonds — 12.2%

California — 1.5%
49,600	Abag Finance Authority for Nonprofit Corps., Multi-Family Housing, Paragon Apartments, Rev., VAR, 5.125%, 04/01/12 (m) (p)	51,484

		51,484

Connecticut — 0.5%
18,400	City of Bridgeport, Series A, GO, TAN, 1.250%, 08/05/11	18,426

District of Columbia — 0.3%
10,000	District of Columbia, GO, TRAN, 2.000%, 09/30/11	10,054

Florida — 0.3%
9,965	City of Tampa, Utility Tax & Special Revenue, Tax Allocation, AMBAC, 6.750%, 10/01/11	10,167

Michigan — 1.2%
40,000	State of Michigan, Series A, GO, 2.000%, 09/30/11	40,208

		40,208

New Hampshire — 0.7%
9,980	County of Carroll, GO, TAN, 2.000%, 12/30/11	10,044
14,000	County of Cheshire, GO, TAN, 1.500%, 12/30/11	14,058

		24,102

New Jersey — 2.0%
18,360	Township of Livingston, GO, BAN, 1.500%, 02/02/12	18,464
34,360	Township of Monroe, Middlesex County, GO, BAN, 2.000%, 02/07/12	34,618
17,965	Township of South Orange Village, Series A, GO, BAN, 2.000%, 01/31/12	18,132
		71,214

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — 3.7%
11,690	Addison Central School District, GO, BAN, 1.500%, 06/24/11	11,696
17,000	Camden Central School District, GO, BAN, 2.000%, 07/22/11	17,023
13,416	Depew Union Free School District, GO, BAN, 1.000%, 06/02/11	13,416
15,085	Greene Central School District, GO, BAN, 1.750%, 06/30/11	15,090
16,862	Moravia Central School District, GO, BAN, 2.000%, 06/24/11	16,870
21,306	Schenectady City School District, GO, BAN, 2.000%, 07/08/11	21,324
13,600	Town of Oyster Bay, GO, BAN, 1.000%, 11/18/11	13,632
19,000	Waverly Central School District, Series A, GO, BAN, 2.000%, 07/15/11	19,021

		128,072

Ohio — 0.9%
16,000	City of Marysville, Waste Water Treatment, GO, 1.250%, 06/01/11	16,000
16,000	City of Marysville, Waste Water Treatment System, GO, 1.125%, 05/31/12	16,075

		32,075

Pennsylvania — 0.3%
10,750	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 111, Rev., 0.450%, 09/22/11	10,750

Wisconsin — 0.8%
15,000	Green Bay Area Public School District, Rev., TRAN, 1.000%, 06/27/11	15,006
12,000	Pewaukee School District, Rev., BAN, 1.250%, 12/01/11	12,022

		27,028

	Total Municipal Bonds (Cost $528,680)	423,580

Weekly Demand Notes — 65.8%
Alabama — 0.7%
25,000	Lower Alabama Gas District, Series A, Rev., VRDO, LIQ: Societe Generale, 0.200%, 06/07/11	25,000

California — 4.2%
26,000	BlackRock MuniYield California Fund, Inc., 0.400%, 06/07/11	26,000
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.210%, 06/07/11	15,000
11,820	Contra Costa County, Multi-Family Housing, Series 82G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, LOC: Goldman Sachs & Co., 0.190%, 06/07/11	11,820
26,000	Nuveen California Select Quality Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.380%, 06/07/11 (e)	26,000
20,000	Nuveen Insured California Premium Income Municipal Fund, Inc., 0.380%, 06/07/11	20,000
21,665	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 06/07/11	21,665
12,300	Santa Clara County, Multi-Family Housing, Series 123G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, LOC: Goldman Sachs & Co., 0.170%, 06/07/11	12,300
15,905	Wells Fargo Stage Trust, Floater Certificates, Series 15-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 06/07/11	15,905

		148,690

Colorado — 4.4%
30,000	City of Colorado Springs, Utilities, Sub Lien, Series B, Rev., VRDO, 0.320%, 06/07/11	30,000
	Colorado Housing & Finance Authority, Single Family Mortgage,
23,000	Series A-3, Class 1, Rev., VRDO, AMT, 0.250%, 06/07/11	23,000
50,000	Series B-3, Class II, Rev., VRDO, AMT, 0.240%, 06/07/11	50,000
	Denver City & County, Airport,
7,800	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.230%, 06/07/11	7,800
13,725	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.230%, 06/07/11	13,725
	Deutsche Bank Spears/Lifers Trust Various States,
8,060	Series DBE-510, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.190%, 06/07/11	8,060
21,215	Series DBE-647, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.190%, 06/07/11	21,215

		153,800

Connecticut — 1.0%
35,850	Capital City EDA, Series B, Rev., VRDO, 0.200%, 06/07/11	35,850

Florida — 3.9%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 06/07/11	17,800

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Florida — Continued
15,885	Florida Housing Finance Corp., Boynton Bay Apartments, Multi- Family Housing, Rev., VRDO, LOC: Citibank N.A., 0.240%, 06/07/11	15,885
6,905	Manatee County Housing Finance Authority, Centre Court Apartments Project, Series A, Rev., VRDO, LOC: Suntrust Bank, 0.260%, 06/07/11	6,905
21,970	Miami Health Facilities Authority, Cathlolic Health East, Rev., VRDO, LOC: PNC Bank N.A., 0.180%, 06/07/11	21,970
13,460	Orlando Utilities Commission, Window, Series A, Rev., VRDO, 0.290%, 06/07/11	13,460
4,255	Palm Beach County Housing Development Corp., Multi-Family Housing, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 06/07/11	4,255
33,450	Pinellas County Health Facilities Authority, Health System Baycare, Series B-2, Rev., VRDO, AGM, 0.230%, 06/07/11	33,450
11,270	Sumter County IDA, American Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/11	11,270
10,735	Sunshine State Governmental Financing Commission, Goldman Convertible, Rev., VRDO, LOC: Dexia Credit Local, 0.650%, 06/07/11	10,735

		135,730

Georgia — 0.8%
20,000	Fulton County Development Authority, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.180%, 06/07/11	20,000
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Series 06-K72, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.240%, 06/07/11	8,045

		28,045

Idaho — 0.6%
	Idaho Housing & Finance Association, Single Family Mortgage,
10,285	Series D, Class I, Rev., VRDO, LOC: FNMA, 0.190%, 06/07/11	10,285
10,840	Series E, Class I, Rev., VRDO, LOC: FNMA, 0.190%, 06/07/11	10,840

		21,125

Illinois — 1.6%
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 06/07/11	10,000
6,815	Illinois Housing Development Authority, Pheasant Ridge Hunter Apartments, Rev., VRDO, LOC: Lasalle Bank N.A., 0.230%, 06/07/11	6,815
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, AGM, 0.280%, 06/07/11	10,000
17,500	Metropolitan Pier & Exposition Authority, Series SG-165, Rev., VRDO, LIQ: Societe Generale, 0.220%, 06/07/11	17,500
4,800	Village of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 06/07/11	4,800
1,030	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.250%, 06/07/11	1,030
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.330%, 06/07/11	7,300

		57,445

Indiana — 0.4%
10,000	City of Rockport, Steel Corp. Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.220%, 06/07/11	10,000
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 0.400%, 06/07/11	4,100

		14,100

Iowa — 0.3%
11,700	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.200%, 06/07/11	11,700

Kansas — 0.4%
15,000	City of Wichita, FlightSafety International, Inc., Rev., VRDO, 0.180%, 06/07/11	15,000

Kentucky — 0.7%
10,900	Kenton County Airport Board, Flight Safety International, Inc., Series A, Rev., VRDO, 0.180%, 06/07/11	10,900
12,000	Wells Fargo Stage Trust, Floater Certificates, Series 66C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	12,000

		22,900

Louisiana — 0.1%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.330%, 06/01/11	4,600

Maine — 0.8%
	Maine State Housing Authority,

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Maine — Continued
10,000	Series D, Rev., VRDO, AMT, 0.220%, 06/07/11	10,000
17,700	Series G, Rev., VRDO, AMT, 0.240%, 06/07/11	17,700

		27,700

Maryland — 0.6%
5,290	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.320%, 06/07/11	5,290
15,850	Wells Fargo Stage Trust, Multi-Family Housing, Series 32-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.260%, 06/07/11	15,850

		21,140

Massachusetts — 1.2%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.270%, 06/07/11 (i)	16,050
27,540	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.210%, 06/07/11 (e)	27,540

		43,590

Michigan — 7.7%
4,100	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.280%, 06/07/11	4,100
29,100	BlackRock MuniYield Michigan Quality Fund, Inc., 0.380%, 06/07/11	29,100
	Detroit City School District,
16,500	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.220%, 06/07/11 (e)	16,500
800	Series ROCS-RR-II-R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.190%, 06/07/11 (e)	800
7,660	Holt Public Schools, GO, VRDO, Q- SBLF, 0.220%, 06/07/11	7,660
25	Kent County Building Authority, Series PT-3242, Rev., VRDO, LIQ: Dexia Credit Local, 0.780%, 06/07/11	25
2,660	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R- 11869, Rev., VRDO, LIQ: Citibank N.A., 0.190%, 06/07/11 (e)	2,660
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit,
11,200	Rev., VRDO, 0.270%, 06/07/11 (i)	11,200
11,000	Rev., VRDO, 0.270%, 06/07/11 (i)	11,000
	Michigan State Housing Development Authority,
3,750	Series D, Rev., VRDO, LOC: FNMA, 0.180%, 06/07/11	3,750
10,280	Series D, Rev., VRDO, AMT, 0.230%, 06/07/11	10,280
65,000	Series E, Rev., VRDO, AMT, 0.220%, 06/07/11	65,000
27,590	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.210%, 06/07/11	27,590
3,760	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/11	3,760
5,000	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.190%, 06/07/11	5,000
230	Milan Area Schools, GO, VRDO, Q- SBLF, LOC: Landesbank Hessen- Thuringen, 0.220%, 06/07/11	230
5,000	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.330%, 06/07/11	5,000
10,880	Puttable Floating Option Tax-Exempt Receipts, Series MT-617, Rev., VRDO, AGM, LIQ: Merrill Lynch International Bank Ltd., 0.480%, 06/07/11	10,880
14,115	Series PT-4697, GO, VRDO, AGM, Q-SBLF, LIQ: Merrill Lynch International Bank Ltd., 0.250%, 06/07/11 (e)	14,115
23,280	RBC Municipal Products, Inc. Trust, Floater Certificates, Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 06/07/11	23,280
18,750	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 06/07/11	18,750

		270,680

Minnesota — 0.6%
6,605	Minnesota Housing Finance Agency, MERLOTS, Series C-44, Rev., VRDO, 0.260%, 06/07/11	6,605
15,700	Minnesota Housing Finance Agency, Residential Housing, Series B, Rev., VRDO, AMT, 0.200%, 06/07/11	15,700

		22,305

Mississippi — 0.6%
22,600	State of Mississippi, GO, VRDO, LIQ: Bank of America N.A., 0.160%, 06/07/11	22,600

Missouri — 0.1%
4,655	Lehman Municipal Trust Receipts, Various States, St. Louis, Series 06- K50, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.240%, 06/07/11	4,655

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Montana — 0.4%
13,640	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 0.260%, 06/07/11	13,640

Nevada — 1.2%
43,105	Clark County, Airport, Series A, GO, VRDO, AMT, 0.330%, 06/07/11	43,105

New Jersey — 1.0%
12,195	New Jersey EDA, Series 3008, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 06/07/11 (e)	12,195
6,955	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 06/07/11	6,955
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.380%, 06/07/11 (e)	14,600

		33,750

New Mexico — 0.5%
	New Mexico Educational Assistance Foundation, Educational Loans,
8,500	Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.240%, 06/07/11	8,500
7,650	Series A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.240%, 06/07/11	7,650

		16,150

New York — 2.9%
11,965	Glen Cove Housing Authority, Series 57G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, LOC: Goldman Sachs & Co., 0.190%, 06/07/11	11,966
35,000	Nassau County IDA, Series 75G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, LOC: Goldman Sachs & Co., 0.190%, 06/07/11	35,000
17,200	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.210%, 06/07/11	17,200
20,000	New York State Housing Finance Agency, Multi-Family Housing, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.200%, 06/07/11	20,000
16,020	Puttable Floating Option Tax-Exempt Receipts, Series MT-672, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.270%, 06/07/11 (e)	16,020

		100,186

North Carolina — 1.3%
13,720	City of Raleigh, Rev., VRDO, 0.280%, 06/07/11 (i)	13,720
25,000	City of Raleigh, DownTown Improvement Project, Series B-1, COP, VRDO, 0.140%, 06/07/11	25,000
8,030	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Manufacturing Co., Rev., VRDO, LOC: Bank of America N.A., 0.340%, 06/07/11	8,030

		46,750

North Dakota — 1.1%
	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage,
27,210	Series A, Rev., VRDO, 0.200%, 06/07/11	27,210
9,400	Series B, Rev., VRDO, AMT, 0.220%, 06/07/11	9,400

		36,610

Ohio — 2.9%
2,215	Austin Trust, Various States, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.250%, 06/07/11	2,215
2,600	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.330%, 06/07/11	2,600
685	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/07/11	685
33,975	County of Cuyahoga, Series MT-263, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.330%, 06/07/11	33,975
2,205	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	2,205
11,380	Mahoning County, Youngstown State University Project, Rev., VRDO, LOC: National City Bank, 0.210%, 06/07/11	11,380
11,800	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.210%, 06/07/11 (a)	11,800
1,050	Series C, Rev., VRDO, AMT, GNMA COLL, 0.210%, 06/07/11	1,050
400	Series E, Rev., VRDO, AMT, 0.190%, 06/07/11	400
15,150	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.210%, 06/07/11	15,150

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Ohio — Continued
19,500	Puttable Floating Option Tax-Exempt Receipts, Series MT-667, Rev., VRDO, LIQ: Bank of America N.A., 0.440%, 06/07/11 (e)	19,500

		100,960

Oregon — 1.6%
14,000	Oregon State Department of Administrative Services, Series ROCS- RR-II-R-11742, COP, VRDO, NATL- RE, FGIC, LIQ: Citibank N.A., 0.190%, 06/07/11 (e)	14,000
14,295	Oregon State Housing & Community Services Department, Multi-Family Housing, Series B, Rev., VRDO, AMT, FHA, 0.210%, 06/05/11	14,295
15,000	Oregon State Housing & Community Services Department, Single Family Mortgage, Series C, Rev., VRDO, AMT, 0.170%, 06/07/11	15,000
11,860	Wells Fargo Stage Trust, Floater Certificates, Series 57C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.240%, 06/07/11 (e)	11,860

		55,155

Other Territories — 8.0%
15,515	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.250%, 06/07/11	15,515
9,485	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M015, Class A, Rev., VRDO, FHLMC, 0.230%, 06/07/11	9,485
50,796	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 06/07/11	50,796
18,230	Series M023, Class A, Rev., VRDO, FHLMC, 0.230%, 06/07/11	18,230
20,000	Nuveen Insured Municipal Bond, 0.380%, 06/07/11	20,000
20,000	Nuveen Municipal Market Opportunity Fund, Inc., VRDO, LIQ: Deutsche Bank AG, 0.380%, 06/07/11 (e)	20,000
15,000	Nuveen New York Quality Income Municipal Fund, Inc., 0.380%, 06/07/11	15,000
50,000	Nuveen Premium Income Municipal Fund 2, 0.410%, 06/07/11	50,000
40,755	Puttable Floating Option Tax-Exempt Receipts, Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/07/11	40,755
26,370	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.330%, 06/07/11	26,370
15,810	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.250%, 06/07/11	15,810

		281,961

Pennsylvania — 2.2%
14,120	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders, 0.230%, 06/07/11	14,120
11,195	Butler County General Authority, Canon McMillan School District Project, GO, VRDO, AGC, 0.300%, 06/07/11	11,195
20,000	County of Lancaster, GO, VRDO, AGM, 0.260%, 06/07/11	20,000
9,525	North Huntingdon Township Municipal Authority, Rev., VRDO, AGM, 0.300%, 06/07/11	9,525
14,000	Nuveen Pennsylvania Premium Income Municipal Fund 2, VRDO, LIQ: Citibank N.A., 0.380%, 06/07/11 (e)	14,000
7,440	Wells Fargo Stage Trust, Floater Certificates, Series 58C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	7,440

		76,280

South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 06/07/11	5,700

South Dakota — 0.6%
11,070	Puttable Floating Option Tax-Exempt Receipts, Series PT-4491, GO, VRDO, LIQ: Merrill Lynch Capital Services, 0.450%, 06/07/11	11,070
8,500	South Dakota Housing Development Authority, Homeownership Mortgage, Series C, Rev., VRDO, 0.170%, 06/07/11	8,500

		19,570

Tennessee — 0.3%
9,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.220%, 06/07/11	9,000

Texas — 3.0%
21,130	Hutto Independent School District, Series 2999, GO, VRDO, PSF-GTD, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11 (e)	21,130
5,200	Port Freeport, Multi-Mode, BASF Corp., Rev., VRDO, 0.330%, 06/07/11	5,200
11,470	Puttable Floating Option Tax-Exempt Receipts, Series PT-4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/07/11	11,470

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Texas — Continued
8,885	Southeast Texas Housing Finance Corp., Multi-Family Housing, Series ROCS-RR-II-R-13019CE, Rev., VRDO, LIQ: Citigroup Financial Products, 0.780%, 06/07/11	8,885
	State of Texas, Veterans Housing Assistance Fund,
11,145	Series A, GO, VRDO, 0.190%, 06/07/11	11,145
810	Series II-A, GO, VRDO, LIQ: Dexia Credit Local, 0.620%, 06/07/11	810
645	Series II-A, GO, VRDO, 0.620%, 06/07/11	645
20,000	Tarrant County Cultural Education Facilities Finance Corp., Series 2834, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.180%, 06/07/11	20,000
14,040	Texas Department of Housing & Community Affairs, Multi-Family Housing, Idlewilde Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/11	14,040
6,185	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.220%, 06/07/11	6,185
5,650	Wells Fargo Stage Trust, Floater Certificates, Series 55C, GO, VRDO, PSF-GTD, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	5,650

		105,160

Utah — 2.0%
10,280	North Davis County Sewer District, Series ROCS-RR-II-R-11817, Rev., VRDO, LIQ: Citibank N.A., 0.180%, 06/07/11 (e)	10,280
	Utah Housing Corp., Single Family Mortgage,
15,090	Series C, Class I, Rev., VRDO, 0.190%, 06/07/11	15,090
8,105	Series D-1, Class I, Rev., VRDO, 0.180%, 06/07/11	8,105
12,210	Series D-1, Class I, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/11	12,210
11,420	Series E, Class I, Rev., VRDO, 0.190%, 06/07/11	11,420
11,270	Series F, Rev., VRDO, 0.190%, 06/07/11	11,270

		68,375

Virginia — 1.3%
12,000	Fairfax County IDA, Inova Health System Project, Rev., VRDO, 0.300%, 06/07/11 (i)	12,000
	Norfolk EDA, Sentra Healthcare,
20,155	Rev., VRDO, 0.300%, 06/07/11 (i)	20,155
12,750	Virginia Housing Development Authority, MERLOTS, Series C-42, Rev., VRDO, 0.260%, 06/07/11	12,750

		44,905

Washington — 0.5%
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/07/11	7,200
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 06/07/11	9,985

		17,185

West Virginia — 0.2%
5,185	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/07/11	5,185

Wisconsin — 2.9%
13,150	Milwaukee Redevelopment Authority, Yankee Hill Apartments, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/11	13,150
16,795	Wells Fargo Stage Trust, Series 2009- 2C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.260%, 06/07/11 (e)	16,795
3,205	Wisconsin Housing & EDA, Series 2995, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.220%, 06/07/11 (e)	3,205
8,600	Series A, Rev., VRDO, 0.250%, 06/07/11	8,600
16,500	Series C, Rev., VRDO, 0.270%, 06/07/11	16,500
2,125	Series C, Rev., VRDO, 0.210%, 06/07/11	2,125
13,800	Series C, Rev., VRDO, 0.210%, 06/07/11	13,800
12,075	Series C, Rev., VRDO, 0.210%, 06/07/11	12,075
15,365	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.240%, 06/07/11	15,365

		101,615

Wyoming — 1.0%
	Wyoming Community Development Authority,
14,000	Series 4, Rev., VRDO, AMT, LOC: FNMA, 0.200%, 06/07/11	14,000
10,000	Series 5, Rev., VRDO, AMT, LOC: FNMA, 0.200%, 06/07/11	10,000
12,000	Series 8, Rev., VRDO, AMT, LOC: FNMA, 0.200%, 06/07/11	12,000

		36,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Total Weekly Demand Notes (Cost $2,198,797)	2,303,897

	Total Investments — 95.8% (Cost $3,351,197) *	3,351,197
	Other Assets in Excess of Liabilities — 4.2%	145,198

	NET ASSETS — 100.0%	$3,496,395

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. +
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2011.

(a)	Non income producing security
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(i)	All Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
+	Filed for bankruptcy on November 8, 2010.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Municipal Money Market Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1	Level 2	Level 3	Total
	Quoted prices	Other significant observable inputs	Significant unobservable inputs
Total Investments in Securities #	$—	$3,351,197	$—	$3,351,197

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds— 97.9%
	California — 0.4%
	General Obligation — 0.4%
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20	935

	Colorado — 2.0%
	Prerefunded — 2.0%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	2,251
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,631

	Total Colorado	4,882

	Florida — 0.4%
	Transportation — 0.4%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/19	1,042

	Hawaii — 0.7%
	Water & Sewer — 0.7%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/19	1,614

	Illinois — 2.2%
	Certificate of Participation/Lease — 0.6%
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.000%, 03/15/18	1,577

	General Obligation — 0.9%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/21	2,109

	Water & Sewer — 0.7%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,590

	Total Illinois	5,276

	Kansas — 0.9%
	Prerefunded — 0.9%
1,000	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	953
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,283

	Total Kansas	2,236

	Louisiana — 0.6%
	Prerefunded — 0.6%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,464

	New York — 0.7%
	General Obligation — 0.7%
1,500	New York City, Series E, GO, AGM, 5.000%, 11/01/17	1,669

	Ohio — 87.9%
	Certificate of Participation/Lease — 7.2%
	Ohio State Building Authority, Adult Correctional Facilities,
1,745	Series A, Rev., COP, 5.000%, 10/01/22	1,916
1,000	Series A, Rev., COP, AGM, 5.500%, 10/01/14	1,015
2,000	Series B, Rev., COP, 5.000%, 10/01/13	2,193
2,030	Series B, Rev., COP, 5.250%, 04/01/15	2,310
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund, Series A, Rev., COP, 5.000%, 10/01/24	1,969
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue, COP, 5.000%, 09/01/18	2,010
2,000	State of Ohio, Cultural & Sports Capital Appreciation, Series A, Rev., COP, 5.250%, 10/01/20	2,267
2,000	State of Ohio, Higher Education Capital Facilities, Series II-A, Rev., COP, 5.375%, 12/01/12	2,151
1,235	State of Ohio, Parks & Recreation, Series II-A, Rev., COP, 5.000%, 12/01/20	1,408

		17,239

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Education — 3.9%
180	Ohio State University, General Receipts, Unrefunded Balance, Series B, Rev., 5.250%, 06/01/16	194
1,000	State of Ohio, Higher Educational Facility, Baldwin-Wallace College Project, Rev., 5.500%, 12/01/20	1,084
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., NATL-RE, 5.250%, 12/01/19	1,925
2,185	State of Ohio, Higher Educational Facility, Otterbein College Project, Series A, Rev., 5.500%, 12/01/23	2,388
1,500	University of Cincinnati, Series G, Rev., NATL-RE, 5.000%, 06/01/18	1,687
2,000	University of Toledo, Series A, Rev., 4.000%, 06/01/13	2,099

		9,377

	General Obligation — 31.1%
1,530	Beavercreek City School District, School Improvement, GO, 5.000%, 12/01/23	1,699
	Cincinnati City School District, Classroom Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,172
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,433
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,040
2,000	City of Akron, Various Purpose, Series A, GO, 5.000%, 12/01/16	2,295
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,092
1,000	Series B, GO, 5.000%, 12/01/25	1,081
1,500	City of Cincinnati, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,733
2,200	City of Cleveland, Various Purpose, Series A, GO, AGC, 5.000%, 12/01/22	2,378
1,000	City of Columbus School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/24	1,096
1,255	City of Dayton, Various Purpose, Series A, GO, 3.250%, 12/01/16	1,351
	City of Dublin, Various Purpose,
1,000	Series A, GO, 3.000%, 12/01/14	1,069
1,030	Series A, GO, 4.000%, 12/01/16	1,164
1,495	City of Newark, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 12/01/11	1,487
25	City of Strongsville, Unrefunded Balance, GO, 6.700%, 12/01/11	25
	City of Strongsville, Various Purpose,
1,000	GO, 5.000%, 12/01/24	1,103
1,000	GO, 5.000%, 12/01/25	1,093
1,475	City of Westerville, GO, 5.000%, 12/01/15	1,719
1,775	Columbus City School District, Capital Appreciation, Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,335
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, NATL- RE, Zero Coupon, 10/01/13	1,452
1,000	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	913
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, 5.000%, 12/01/24	1,102
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,129
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,165
1,350	Hamilton County, GO, 5.000%, 12/01/15	1,532
	Lake County, Building Improvement,
1,010	GO, NATL-RE, 5.000%, 12/01/21	1,076
1,060	GO, NATL-RE, 5.000%, 12/01/22	1,122
1,400	Lake Local School District/Stark County, School Improvement, GO, AGM, 5.000%, 12/01/19	1,535
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,051
2,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	2,936
1,120	Lebanon City School District, School Construction, GO, AGM, 5.000%, 12/01/21	1,200
1,930	London City School District, School Facilities, Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/12	1,974
1,430	Marysville Exempt Village School District, GO, AGM, 5.000%, 12/01/21 Olentangy Local School District,	1,532
2,000	GO, AGM, 5.000%, 12/01/22	2,179
500	GO, NATL-RE, 7.750%, 12/01/11	519
1,405	Olentangy Local School District, School Facilities, Construction & Improvement, GO, 5.000%, 12/01/22	1,576
1,000	Plain Local School District, GO, NATL-RE, FGIC, 5.800%, 12/01/15	1,024

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	General Obligation — Continued
1,260	Southwest Licking Local School District, GO, NATL-RE, FGIC, 5.750%, 12/01/14	1,411
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,667
1,750	State of Ohio, Series A, GO, 5.375%, 09/01/23	1,976
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.250%, 09/15/12	1,280
1,250	Series B, GO, 5.000%, 03/15/19	1,358
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	3,197
1,000	State of Ohio, Cultural & Sports Capital Refunding, Series B, GO, AGM, 5.000%, 10/01/15	1,123
1,500	State of Ohio, Infrastructure Improvements, Series D, GO, 5.000%, 03/01/20	1,625
3,335	State of Ohio, Site Development, Series A, GO, 4.000%, 11/01/14	3,670
1,380	Sylvania City School District, School Improvement, GO, AGC, 5.000%, 12/01/23	1,474
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,720

		74,883

	Hospital — 6.9%
	Cuyahoga County,
2,500	Series A, Rev., 5.500%, 01/01/13	2,674
1,400	Series A, Rev., 6.000%, 01/01/17	1,516
1,000	Series A, Rev., 6.000%, 01/01/20	1,068
1,000	Cuyahoga County, Metrohealth System, Series A, Rev., NATL-RE, 5.125%, 02/15/13	1,003
610	Cuyahoga County, W.O. Walker Center, Inc., Series I, Rev., AMBAC, 5.250%, 01/01/13	611
1,000	Franklin County, Health Care Facilities, Ohio Presbyterian Services, Rev., 5.500%, 07/01/17	1,001
	Ohio Higher Educational Facility Commission, University Hospital Health System,
1,000	Series A, Rev., 5.000%, 01/15/14	1,066
550	Series A, Rev., 5.000%, 01/15/24	551
1,000	Series A, Rev., 5.250%, 01/15/23	1,038
2,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.125%, 11/15/21	2,587
2,000	State of Ohio, Higher Educational Facility, Cleveland Clinic Health, Series A, Rev., 5.000%, 01/01/26	2,057
1,500	State of Ohio, Hospital Facility, Cleveland Clinic Health, Rev., 5.000%, 01/01/25	1,566

		16,738

	Housing — 5.5%
920	Cuyahoga County, Multi-Family Housing, Allerton Apartments, Series A, Rev., FHA, GNMA, 4.900%, 08/20/22	1,002
490	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.150%, 06/20/15	509
500	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/15	526
195	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	196
880	Ohio Housing Finance Agency, Series A, Rev., AGM, 4.500%, 04/01/12	908
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,063
500	Series A, Rev., AGM, 5.000%, 04/01/27	513
990	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	1,060
1,390	Ohio Housing Finance Agency, Multi- Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,419
510	Ohio Housing Finance Agency, Multi- Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	508
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
645	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	661
1,595	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	1,705
2,145	Summit County Port Authority, Callis Tower Apartments, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	2,231

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Housing — Continued
855	Trumbull County, Multi-Family Housing, Royal Mall Apartments, Rev., FHA/GNMA, 4.800%, 05/20/17	904

		13,205

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
630	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	609
900	Cleveland-Cuyahoga County Port Authority, Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank, 6.500%, 11/15/21	877
885	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.125%, 05/15/25	760
210	Toledo-Lucas County Port Authority, Northwest Ohio Bond Fund, Series A, Rev., 5.100%, 05/15/12	208

		2,454

	Other Revenue — 6.1%
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,560
1,310	Cuyahoga County, Economic Development, Shaker Square, Series D, Rev., 5.000%, 12/01/25	1,388
1,000	Franklin County, Convention Facilities Authority, Tax and Lease, Rev., 5.000%, 12/01/22	1,083
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,000	Series B, Rev., 5.000%, 10/01/23	1,091
1,220	Series B, Rev. , 5.000%, 10/01/24	1,314
	Ohio State University, General Receipts,
2,000	Series D, Rev., 5.000%, 12/01/26	2,244
2,000	Series D, Rev., 5.000%, 12/01/27	2,199
75	Ohio State Water Development Authority, Unrefunded Balance, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/18	83
2,550	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/17	2,852

		14,814

	Prerefunded — 3.4%
1,015	City of Cleveland, GO, AMBAC, 5.250%, 12/01/14 (p)	1,175
320	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Series A, Rev., NATL- RE, Zero Coupon, 11/15/11 (p)	319
2,000	City of Columbus School District, School Facilities Construction & Improvement, GO, AGM, 5.250%, 12/01/14 (p)	2,307
2,685	Ohio Housing Finance Agency, Single Family Mortgage, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	2,267
820	Ohio State University, General Receipts, Series B, Rev., 5.250%, 06/01/13 (p)	897
1,175	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/14 (p)	1,324

		8,289

	Private Placement — 0.2%
357	City of Columbus, Clintonville II Street Light Assessment, GO, 4.400%, 09/01/15	363

	Special Tax — 2.0%
1,000	City of Akron, Community Learning Centers, Series A, Rev., NATL-RE, FGIC, 5.250%, 12/01/19	1,049
1,000	Hamilton County, Sales Tax, Series A, Rev., AMBAC, 5.000%, 12/01/18 State of Ohio,	1,089
1,500	Series A, Rev., 5.000%, 10/01/20	1,687
1,000	Series A, Rev., 5.000%, 10/01/22	1,101

		4,926

	Transportation — 9.1%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,131
1,500	Series C, Rev., AGC, 4.000%, 01/01/16	1,558
1,000	Series C, Rev., AGC, 5.000%, 01/01/16	1,081
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,568
	City of Cleveland, Parking Facilities,
1,000	Rev., AGM, 5.000%, 09/15/14	1,085
1,370	Rev., AGM, 5.250%, 09/15/21	1,486
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,174
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,213
1,185	Series A, Rev., 5.000%, 02/15/23	1,297

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Transportation — Continued
5,155	Series A, Rev., NATL-RE, FGIC, 5.500%, 02/15/14	5,765
1,250	State of Ohio, Major Infrastructure Project, Series 2007-1, Rev., AGM, 5.000%, 06/15/17	1,453

		21,811

	Utility — 4.0%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus, Series A, Rev., AGC, 5.000%, 02/15/24	1,061
2,680	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Unrefunded Balance, Series A, Rev., NATL-RE, Zero Coupon, 11/15/11 City of Cleveland, Public Power Systems,	2,666
1,220	Rev., AMBAC, 5.500%, 11/15/16	1,241
1,280	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,416
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/20 City of Hamilton, Electric Systems,	1,058
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,074
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,118

		9,634

	Water & Sewer — 7.5%
	City of Akron, Sanitation Sewer System,
1,030	Rev., NATL-RE, FGIC, 5.375%, 12/01/13	1,085
1,070	Rev., NATL-RE, FGIC, 5.500%, 12/01/12	1,115
1,000	City of Akron, Waterworks, Rev., AGC, 5.000%, 03/01/18	1,145
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.000%, 12/01/18	1,714
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 12/01/22	1,106
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/19	1,361
775	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., NATL-RE, 5.500%, 01/01/13	797
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.250%, 08/01/16	3,223
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Quality Fund, Series B, Rev., Zero Coupon, 06/01/17	1,704
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/23	2,230
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,480

		17,960

	Total Ohio	211,693

	Texas — 2.1%
	General Obligation — 1.2%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/18	1,147
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.000%, 04/01/19	1,696

		2,843

	Prerefunded — 0.9%
2,500	Southeast Texas Housing Finance Corp., Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,181

	Total Texas	5,024

	Total Municipal Bonds (Cost $224,252)	235,835

SHARES
	Short-Term Investment — 1.5%
	Investment Company — 1.5%
3,619	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $3,619)	3,619

	Total Investments — 99.4% (Cost $227,871)	239,454
	Other Assets in Excess of Liabilities — 0.6%	1,426

	NET ASSETS — 100.0%	$240,880

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
LOC	—	Letter of Credit
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,185
Aggregate gross unrealized depreciation	(602)

Net unrealized appreciation/depreciation	$11,583

Federal income tax cost of investments	$227,871

Ohio Municipal Bond Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$3,619	$235,835	$–	$239,454

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of the portfolio holdings.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Daily Demand Notes — 14.1%
Ohio — 14.1%
	Allen County, Catholic Healthcare,
3,260	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/01/11	3,260
1,465	Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.100%, 06/01/11	1,465
	Montgomery County, Miami Valley Hospital,
600	Series B, Rev., VRDO, 0.100%, 06/01/11	600
210	Series C, Rev., VRDO, 0.120%, 06/01/11	210
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
1,700	Series A, Rev., VRDO, 0.150%, 06/01/11	1,700
1,700	Ohio State Water Development Authority, Pollution Control, First Energy Generation Corp. Project, Series A, Rev., VRDO, LOC: UBS AG, 0.100%, 06/01/11	1,700
1,150	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Generation Corp. Project, Series C, Rev., VRDO, LOC: UBS AG, 0.130%, 06/01/11	1,150

	Total Daily Demand Note (Cost $10,085)	10,085

Municipal Bonds — 10.0%
Ohio — 10.0%
1,000	City of Akron, Various Purpose, Series B, GO, BAN, 1.125%, 12/08/11 (m)	1,003
300	City of Columbus, Series B, GO, 5.000%, 06/15/11	300
1,000	City of Marysville, Wastewater Treatment Centre, GO, 1.250%, 06/01/11	1,000
1,000	City of Marysville, Wastewater Treatment System, GO, 1.125%, 05/31/12	1,005
1,300	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., AGM, 5.500%, 10/01/11	1,322
1,500	Ohio State Water Development Authority, Fresh Water, Series B, Rev., 5.000%, 06/01/11	1,500
1,000	State of Ohio, Higher Education, Capital Facilities, Series II-A, Rev., AMBAC, 5.000%, 08/01/11	1,008
	Total Municipal Bonds (Cost $7,138)	7,138
Weekly Demand Notes — 72.0%
Ohio — 72.0%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.250%, 06/07/11	2,785
400	City of Grove City, Multi-Family Housing, Regency Arms Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/07/11	400
1,980	City of Sharonville, Edgcomb Metals Co. Project, IDR, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.330%, 06/07/11	1,980
515	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/07/11	515
905	Columbus Regional Airport Authority, OASBO Expanded Asset, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/07/11	905
1,080	Columbus Regional Airport Authority, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/07/11	1,080
1,300	Cuyahoga County, Airport Facilities, Corporate Wings Project, Rev., VRDO, LOC: Privatebank and Trust, 0.410%, 06/07/11	1,300
	Deutsche Bank Spears/Lifers Trust Various States,
1,770	Series 289, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.180%, 06/07/11	1,770
120	Series 570, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.190%, 06/07/11	120
3,050	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/11	3,050
1,700	Franklin County, Holy Cross Health System, Rev., VRDO, 0.140%, 06/07/11	1,700
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.220%, 06/07/11	5,550
2,075	Hamilton County, Boys/Girls Club, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.210%, 06/07/11	2,075
400	Kent State University, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.190%, 06/07/11	400
2,280	Mahoning County, Youngstown State University Project, Rev., VRDO, LOC: National City Bank, 0.210%, 06/07/11	2,280

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Ohio — Continued
2,815	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.200%, 06/07/11	2,815
455	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate, Series B, Rev., VRDO, LOC: FHLB, 0.380%, 06/07/11	455
2,000	Ohio Air Quality Development Authority, Pollution, FirstEnergy Generation Corp. Project, Series B, Rev., VRDO, LOC: UBS AG, 0.140%, 06/07/11	2,000
180	Ohio Housing Finance Agency, MERLOTS, Series A10, Rev., VRDO, GNMA/FNMA, LIQ: Wells Fargo Bank N.A., 0.260%, 06/07/11	180
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
300	Series B, Rev., VRDO, AMT, 0.180%, 06/07/11	300
1,000	Series B, Rev., VRDO, AMT, GNMA COLL, 0.170%, 06/07/11	1,000
2,875	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.210%, 06/07/11	2,875
350	Series C, Rev., VRDO, AMT, GNMA COLL, 0.210%, 06/07/11	350
20	Series E, Rev., VRDO, AMT, 0.190%, 06/07/11	20
350	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.210%, 06/07/11	350
1,000	Series H, Rev., VRDO, AMT, GNMA/FNMA, 0.200%, 06/07/11	1,000
470	State of Ohio, Common Schools, Series C, GO, VRDO, 0.160%, 06/07/11	470
1,800	State of Ohio, Infrastructure Improvement, Series B, GO, VRDO, 0.140%, 06/07/11	1,800
2,300	The Ohio State University, Rev., VRDO, 0.120%, 06/07/11	2,300
4,000	Toledo-Lucas County Port Authority, Burlington Air Express, Inc., Rev., VRDO, AGC, LOC: Royal Bank of Scotland, 0.250%, 06/07/11	4,000
3,385	Wells Fargo Stage Trust, Various States, Series 56-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.190%, 06/07/11 (e)	3,385
2,423	Wood County, Reclamation Technologies, IDR, Rev., VRDO, LOC: National City Bank, 0.270%, 06/07/11	2,423

	Total Weekly Demand Notes (Cost $51,633)	51,633

	Total Investments — 96.1% (Cost $68,856) *	68,856
	Other Assets in Excess of Liabilities — 3.9%	2,809

	NET ASSETS — 100.0%	$71,665

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance
Corp. †
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COLL	—	Collateral
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional
Tender
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate
shown is the rate in effect as of May 31, 2011.

†	Filed for bankruptcy on 11/8/2010.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$–	$68,856	$–	$68,856

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.6%
5,014	AH Mortgage Advance Trust, Series SART-1, Class A1, 2.630%, 05/10/42 (e)	5,033
	Ally Auto Receivables Trust,
4	Series 2009-A, Class A2, 1.320%, 03/15/12 (e)	4
5,500	Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	5,557
264	Series 2009-B, Class A2, 1.210%, 06/15/12 (e)	264
6,810	Series 2009-B, Class A3, 1.980%, 10/15/13 (e)	6,887
5,295	Series 2010-1, Class A3, 1.450%, 05/15/14	5,337
2,000	Series 2010-1, Class A4, 2.300%, 12/15/14	2,055
2,000	Series 2010-2, Class A3, 1.380%, 07/15/14	2,014
6,076	Series 2010-3, Class A3, 1.110%, 10/15/14	6,103
8,860	Series 2010-3, Class A4, 1.550%, 08/17/15	8,903
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,028
8,800	Series 2011-1, Class A3, 1.380%, 01/15/15	8,857
	AmeriCredit Automobile Receivables Trust,
734	Series 2006-BG, Class A4, 5.210%, 09/06/13	734
190	Series 2008-AF, Class A3, 5.680%, 12/12/12	190
8,385	Series 2009-1, Class A3, 3.040%, 10/15/13	8,490
581	Series 2010-1, Class A2, 0.970%, 01/15/13	581
5,535	Series 2010-1, Class A3, 1.660%, 03/17/14	5,569
6,600	Series 2010-3, Class A3, 1.140%, 04/08/15	6,616
2,597	Series 2010-A, Class A2, 1.460%, 11/06/13	2,603
4,565	Series 2010-A, Class A3, 3.510%, 07/06/17	4,740
3,682	Series 2010-B, Class A2, 1.180%, 02/06/14	3,690
2,000	Series 2010-B, Class A3, 2.490%, 11/06/17	2,052
1,420	Series 2011-1, Class A2, 0.840%, 06/09/14	1,421
8,245	Series 2011-1, Class A3, 1.390%, 09/08/15	8,297
106	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.319%, 08/25/32	72
18,863	Arch Bay Asset-Backed Securities, Series 2010-1, Class A, VAR, 5.000%, 01/25/48 (e)	19,051
	Bank of America Auto Trust,
302	Series 2008-1A, Class A3A, 4.970%, 09/20/12 (e)	304
5,407	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	5,448
24,552	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	25,328
13,828	Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	13,917
21,649	Series 2009-2A, Class A4, 3.030%, 10/15/16 (e)	22,274
6,963	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	7,004
4,154	Series 2009-3A, Class A4, 2.670%, 12/15/16 (e)	4,280
6,879	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	6,914
4,120	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,221
4,400	Series 2010-2, Class A3, 1.310%, 07/15/14	4,432
5,100	Series 2010-2, Class A4, 1.940%, 06/15/17	5,200
	Bear Stearns Asset-Backed Securities Trust,
838	Series 2003-SD2, Class 2A, VAR, 3.141%, 06/25/43	797
944	Series 2006-SD1, Class A, VAR, 0.564%, 04/25/36	731
	Capital Auto Receivables Asset Trust,
606	Series 2007-1, Class A4A, 5.010%, 04/16/12	609
1,569	Series 2007-2, Class A4A, 5.390%, 02/18/14	1,587
195	Series 2008-1, Class A3A, 3.860%, 08/15/12	196
11,498	Series 2008-1, Class A4A, 4.460%, 07/15/14	11,758
	CarMax Auto Owner Trust,
526	Series 2007-2, Class A4, 5.270%, 11/15/12	531
1,448	Series 2008-1, Class A4A, 4.790%, 02/15/13	1,474
9,349	Series 2009-1, Class A3, 4.120%, 03/15/13	9,467
3,940	Series 2010-1, Class A3, 1.560%, 07/15/14	3,967
6,895	Series 2010-1, Class A4, 2.400%, 04/15/15	7,094
13,250	Series 2010-2, Class A3, 1.410%, 02/16/15	13,375
27,000	Series 2010-3, Class A4, 1.410%, 02/16/16	27,058
3,200	Series 2011-1, Class A3, 1.290%, 09/15/15	3,216
8,900	Series 2011-1, Class A4, 2.160%, 09/15/16	9,066

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Asset-Backed Securities — Continued
4,703	Centex Home Equity, Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	4,419
	Chrysler Financial Auto Securitization Trust,
24,327	Series 2009-A, Class A3, 2.820%, 01/15/16	24,646
543	Series 2009-B, Class A2, 1.150%, 11/08/11	543
5,632	Series 2010-A, Class A3, 0.910%, 08/08/13	5,643
2,500	Citibank Credit Card Issuance Trust, Series 2008-A5, Class A5, 4.850%, 04/22/15	2,688
	CitiFinancial Auto Issuance Trust,
2,752	Series 2009-1, Class A2, 1.830%, 11/15/12 (e)	2,756
23,650	Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	23,944
16,130	Series 2009-1, Class A4, 3.150%, 08/15/16 (e)	16,594
	CNH Equipment Trust,
172	Series 2009-A, Class A3, 5.280%, 11/15/12	172
2,766	Series 2009-C, Class A3, 1.850%, 12/16/13	2,777
9,176	Series 2010-A, Class A3, 1.540%, 07/15/14	9,228
1,581	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.794%, 10/25/34	1,098
1,815	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.504%, 11/25/35	1,722
109	CS First Boston Mortgage Securities Corp., Series 2002- HE4, Class AF, 5.510%, 08/25/32	104
	Daimler Chrysler Auto Trust,
1,402	Series 2007-A, Class A4, 5.280%, 03/08/13	1,426
7,102	Series 2008-A, Class A4, 4.480%, 08/08/14	7,198
1,255	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,375
	Ford Credit Auto Owner Trust,
437	Series 2007-A, Class A4A, 5.470%, 06/15/12	441
1,812	Series 2007-B, Class A4A, 5.240%, 07/15/12	1,828
98	Series 2008-A, Class A3A, 3.960%, 04/15/12	98
11	Series 2008-B, Class A3A, 4.280%, 05/15/12	11
23,230	Series 2009-A, Class A4, 6.070%, 05/15/14	24,712
7,021	Series 2009-B, Class A3, 2.790%, 08/15/13	7,095
6,600	Series 2009-B, Class A4, 4.500%, 07/15/14	6,940
3,441	Series 2009-D, Class A3, 2.170%, 10/15/13	3,474
7,053	Series 2009-E, Class A3, 1.510%, 01/15/14	7,098
790	Series 2010-B, Class A3, 0.980%, 10/15/14	794
5,250	Series 2010-B, Class A4, 1.580%, 09/15/15	5,301
	GE Capital Credit Card Master Note Trust,
13,630	Series 2009-2, Class A, 3.690%, 07/15/15	14,088
12,420	Series 2009-3, Class A, 2.540%, 09/15/14	12,491
7,670	Series 2009-4, Class A, 3.800%, 11/15/17	8,184
112	GSAA Trust, Series 2006-3, Class A1, VAR, 0.274%, 03/25/36	61
	Harley-Davidson Motorcycle Trust,
365	Series 2006-3, Class A4, 5.220%, 06/15/13	367
1,108	Series 2007-1, Class A4, 5.210%, 06/17/13	1,123
8,840	Series 2007-2, Class A4, 5.120%, 08/15/13	9,010
960	Series 2007-3, Class A4, 5.520%, 11/15/13	982
2,394	Series 2009-1, Class A3, 3.190%, 11/15/13	2,416
7,640	Series 2009-1, Class A4, 4.550%, 01/15/17	7,917
5,857	Series 2009-3, Class A3, 1.740%, 09/15/13	5,888
	Honda Auto Receivables Owner Trust,
2,981	Series 2008-1, Class A4, 4.880%, 09/18/14	3,014
2,371	Series 2009-2, Class A3, 2.790%, 01/15/13	2,390
1,874	Series 2009-3, Class A3, 2.310%, 05/15/13	1,890
1,430	Series 2009-3, Class A4, 3.300%, 09/15/15	1,479
6,290	Series 2010-1, Class A3, 1.250%, 10/21/13	6,321
8,825	Series 2011-1, Class A3, 1.130%, 10/15/14	8,876
	HSBC Home Equity Loan Trust,
10,422	Series 2005-2, Class A1, VAR, 0.466%, 01/20/35	9,389
12,207	Series 2005-2, Class M1, VAR, 0.656%, 01/20/35	11,121
5,664	Series 2005-2, Class M2, VAR, 0.686%, 01/20/35	4,971

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Asset-Backed Securities — Continued
8,248	Series 2006-1, Class A1, VAR, 0.356%, 01/20/36	7,471
8,771	Series 2006-2, Class A1, VAR, 0.346%, 03/20/36	8,144
14,917	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	15,576
9,725	Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	10,035
10,020	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	10,196
7,176	Series 2007-2, Class A2F, SUB, 5.690%, 07/20/36	7,330
8,732	Series 2007-3, Class APT, VAR, 1.396%, 11/20/36	7,924
17,008	Huntington Auto Trust, Series 2009-1A, Class A3, 3.940%, 06/17/13 (e)	17,173
	Hyundai Auto Receivables Trust,
1,667	Series 2008-A, Class A3, 4.930%, 12/17/12	1,686
6,542	Series 2009-A, Class A3, 2.030%, 08/15/13	6,594
725	Series 2010-A, Class A3, 1.500%, 10/15/14	732
4,300	Series 2010-B, Class A3, 0.970%, 04/15/15	4,316
34,640	Series 2010-B, Class A4, 1.630%, 03/15/17	34,651
2,395	Series 2011-A, Class A3, 1.160%, 04/15/15	2,407
5,185	Series 2011-A, Class A4, 1.780%, 12/15/15	5,245
1,522	Series 2011-B, Class A3, 1.040%, 09/15/15	1,522
1,422	Series 2011-B, Class A4, 1.650%, 02/15/17	1,422
	John Deere Owner Trust,
768	Series 2009-A, Class A3, 2.590%, 10/15/13	774
3,105	Series 2009-B, Class A3, 1.570%, 10/15/13	3,120
858	Mastr Asset-Backed Securities Trust, Series 2005-HE2, Class A3, VAR, 0.464%, 10/25/35	853
	Mercedes-Benz Auto Receivables Trust,
8,784	Series 2009-1, Class A3, 1.670%, 01/15/14	8,856
7,500	Series 2010-1, Class A3, 1.420%, 08/15/14	7,567
1,267	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,322
18,482	MMCA Automobile Trust, Series 2009-A, Class A3, 3.930%, 03/15/13 (e)	18,674
1,092	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.444%, 03/25/33	672
1,126	MSDWCC Heloc Trust, Series 2007-1, Class A, VAR, 0.294%, 12/25/31	886
15,226	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.554%, 12/07/20	15,269
	Nissan Auto Receivables Owner Trust,
1,490	Series 2007-B, Class A4, 5.160%, 03/17/14	1,517
15	Series 2008-B, Class A3, 4.460%, 04/16/12	15
1,597	Series 2009-1, Class A3, 5.000%, 09/15/14	1,631
3,425	Series 2009-A, Class A3, 3.200%, 02/15/13	3,457
5,670	Series 2010-A, Class A3, 0.870%, 07/15/14	5,675
1,500	Series 2010-A, Class A4, 1.310%, 09/15/16	1,505
3,745	Novastar Home Equity Loan, Series 2005-1, Class M1, VAR, 0.644%, 06/25/35	3,710
48	Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.349%, 03/25/32	44
20	Residential Funding Mortgage Securities II, Inc., Series 2000- HI1, Class AI7, SUB, 8.290%, 02/25/25	20
	Santander Drive Auto Receivables Trust,
891	Series 2010-2, Class A2, 0.950%, 08/15/13	892
14,170	Series 2010-3, Class A3, 1.200%, 06/16/14	14,219
2,100	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	2,125
4,691	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	4,691
8,183	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.464%, 06/25/35	7,621
	Toyota Auto Receivables Owner Trust,
7,710	Series 2010-C, Class A3, 0.770%, 04/15/14	7,724
9,010	Series 2011-A, Class A3, 0.980%, 10/15/14	9,048
8,300	Series 2011-A, Class A4, 1.560%, 05/15/15	8,377
	USAA Auto Owner Trust,
191	Series 2008-2, Class A3, 4.640%, 10/15/12	191
6,691	Series 2009-2, Class A3, 1.540%, 02/18/14	6,730
1,570	Series 2009-2, Class A4, 2.530%, 07/15/15	1,617

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Asset-Backed Securities — Continued
		World Omni Auto Receivables Trust,
2,753		Series 2007-B, Class A4, 5.390%, 05/15/13	2,803
2,925		Series 2008-A, Class A4, 4.740%, 10/15/13	3,001
543		Series 2008-B, Class A3A, 5.130%, 04/15/13	547
2,000		Series 2008-B, Class A4, 5.580%, 04/15/14	2,083
2,670		Series 2009-A, Class A3, 3.330%, 05/15/13	2,693
3,960		Series 2010-A, Class A3, 1.340%, 12/16/13	3,978
11,865		Series 2010-A, Class A4, 2.210%, 05/15/15	12,119

		Total Asset-Backed Securities (Cost $889,024)	894,949

Collateralized Mortgage Obligations — 10.2%
		Agency CMO — 6.2%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
1,421		Series 31, Class Z, 8.000%, 04/25/24	1,626
196		Series 56, Class Z, 7.500%, 09/20/26	224
		Federal Home Loan Mortgage Corp. REMICS,
16		Series 2, Class Z, 9.300%, 03/15/19	18
9		Series 12, Class A, 9.250%, 11/15/19	10
21		Series 16, Class D, 10.000%, 10/15/19	24
32		Series 17, Class I, 9.900%, 10/15/19	36
54		Series 23, Class F, 9.600%, 04/15/20	60
20		Series 26, Class F, 9.500%, 02/15/20	24
4		Series 81, Class A, 8.125%, 11/15/20	5
23		Series 85, Class C, 8.600%, 01/15/21	26
21		Series 99, Class Z, 9.500%, 01/15/21	23
3		Series 159, Class H, 4.500%, 09/15/21	3
5		Series 189, Class D, 6.500%, 10/15/21	6
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
5		Series 1053, Class G, 7.000%, 03/15/21	6
13		Series 1056, Class KZ, 6.500%, 03/15/21	14
7		Series 1074, Class H, 8.500%, 05/15/21	8
21		Series 1082, Class C, 9.000%, 05/15/21	24
8		Series 1087, Class I, 8.500%, 06/15/21	9
27		Series 1125, Class Z, 8.250%, 08/15/21	31
25		Series 1142, Class IA, 7.000%, 10/15/21	28
4		Series 1169, Class G, 7.000%, 11/15/21	4
54		Series 1343, Class LA, 8.000%, 08/15/22	64
12		Series 1424, Class F, VAR, 2.002%, 11/15/22	12
252		Series 1480, Class LZ, 7.500%, 03/15/23	287
645		Series 1560, Class Z, 7.000%, 08/15/23	730
39		Series 1641, Class FA, VAR, 1.200%, 12/15/13	39
164		Series 1754, Class Z, 8.500%, 09/15/24	185
377		Series 1779, Class Z, 8.500%, 04/15/25	437
8		Series 1807, Class G, 9.000%, 10/15/20	9
1,022		Series 1888, Class Z, 7.000%, 08/15/26	1,163
1,377		Series 2358, Class PD, 6.000%, 09/15/16	1,485
1,821		Series 2363, Class PF, 6.000%, 09/15/16	1,962
898		Series 2390, Class CH, 5.500%, 12/15/16	969
1,838		Series 2418, Class MF, 6.000%, 02/15/22	2,017
393		Series 2425, Class JH, 6.000%, 03/15/17	430
1,508		Series 2453, Class BD, 6.000%, 05/15/17	1,629
972		Series 2458, Class OE, 6.000%, 06/15/17	1,052
709		Series 2496, Class BK, 5.500%, 09/15/17	770
524		Series 2503, Class TG, 5.500%, 09/15/17	570
559		Series 2508, Class AQ, 5.500%, 10/15/17	609
2,443		Series 2513, Class DB, 5.000%, 10/15/17	2,632
1,665		Series 2533, Class PE, 5.500%, 12/15/21	1,696
23		Series 2534, Class HM, 4.500%, 10/15/16	23

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
3,881	Series 2561, Class UE, 5.500%, 06/15/22	4,094
297	Series 2575, Class KA, 5.000%, 11/15/17	312
22	Series 2579, Class GQ, 4.000%, 01/15/17	22
316	Series 2583, Class TD, 4.500%, 12/15/13	319
293	Series 2587, Class WB, 5.000%, 11/15/16	295
14,942	Series 2600, Class MD, 5.500%, 06/15/32	16,035
1,203	Series 2617, Class VN, 5.500%, 04/15/14	1,268
4,288	Series 2635, Class MS, IF, IO, 7.552%, 02/15/18	464
6,900	Series 2638, Class JG, 5.000%, 02/15/33	7,489
93	Series 2640, Class VM, 4.500%, 12/15/21	95
2,530	Series 2641, Class KJ, 4.000%, 01/15/18	2,638
589	Series 2643, Class ME, 3.500%, 03/15/18	613
800	Series 2666, Class OC, 5.500%, 01/15/22	839
149	Series 2685, Class MX, 4.000%, 07/15/16	150
337	Series 2755, Class PA, PO, 02/15/29	333
3,860	Series 2761, Class CB, 4.000%, 03/15/19	4,111
3,827	Series 2763, Class PD, 4.500%, 12/15/17	3,957
1,897	Series 2765, Class CA, 4.000%, 07/15/17	1,949
3,500	Series 2773, Class OB, 5.000%, 02/15/19	3,848
269	Series 2780, Class YP, 7.500%, 08/15/18	283
247	Series 2782, Class HE, 4.000%, 09/15/17	254
1,453	Series 2812, Class AB, 4.500%, 10/15/18	1,514
542	Series 2825, Class VP, 5.500%, 06/15/15	588
3,680	Series 2836, Class PX, 4.000%, 05/15/18	3,835
4,895	Series 2859, Class SA, IF, IO, 7.052%, 11/15/18	325
4,573	Series 2864, Class NB, 5.500%, 07/15/33	5,084
2,587	Series 2875, Class HA, 4.000%, 11/15/18	2,700
1,620	Series 2924, Class DA, 4.500%, 02/15/19	1,693
527	Series 2927, Class YN, 4.500%, 10/15/32	559
35,000	Series 2928, Class ND, 5.000%, 10/15/30	36,492
592	Series 2956, Class LD, 5.000%, 05/15/18	601
801	Series 2962, Class WJ, 5.500%, 06/15/24	839
15,317	Series 2989, Class MU, IF, IO, 6.802%, 07/15/34	2,629
1,316	Series 2993, Class MN, 5.000%, 06/15/23	1,350
1,468	Series 2995, Class FT, VAR, 0.448%, 05/15/29	1,465
617	Series 3001, Class YN, 4.500%, 06/15/33	649
3,313	Series 3002, Class BN, 5.000%, 07/15/35	3,623
789	Series 3005, Class PV, IF, 12.417%, 10/15/33	896
3,052	Series 3036, Class NB, 5.000%, 01/15/29	3,139
451	Series 3047, Class OB, 5.500%, 12/15/33	478
13,461	Series 3080, Class TZ, 5.500%, 02/15/33	14,203
2,576	Series 3197, Class AB, 5.500%, 08/15/13	2,621
1,011	Series 3242, Class NC, 5.750%, 12/15/28	1,023
1,595	Series 3242, Class PA, 5.750%, 11/15/29	1,632
696	Series 3280, Class MA, 5.500%, 05/15/26	697
8,201	Series 3305, Class IW, IF, IO, 6.252%, 04/15/37	980
2,386	Series 3320, Class TB, 5.500%, 06/15/30	2,414
476	Series 3329, Class JA, 6.000%, 08/15/28	489
181	Series 3356, Class PA, 6.000%, 11/15/26	181
646	Series 3363, Class A, 5.000%, 07/15/16	670
52,459	Series 3420, Class EI, IO, SUB, 2.031%, 08/15/37	1,339
12,994	Series 3429, Class S, IF, IO, 6.622%, 03/15/38	1,805
32,639	Series 3437, Class DI, IO, 1.559%, 02/15/12	262
23,446	Series 3523, Class CI, IO, VAR, 2.461%, 02/15/12	293
5,953	Series 3546, Class A, VAR, 5.937%, 02/15/39	6,413
4,046	Series 3564, Class JA, 4.000%, 01/15/18	4,270

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Agency CMO — Continued
7,959		Series 3572, Class JS, IF, IO, 6.602%, 09/15/39	1,212
17,567		Series 3609, Class SA, IF, IO, 6.142%, 12/15/39	3,079
55,017		Series 3747, Class HI, IO, 4.500%, 07/15/37	8,989
1,050		Series R008, Class FK, VAR, 0.598%, 07/15/23	1,050
45		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.951%, 09/25/29	48
		Federal National Mortgage Association REMICS,
17		Series 1988-7, Class Z, 9.250%, 04/25/18	19
21		Series 1988-13, Class C, 9.300%, 05/25/18	25
16		Series 1988-15, Class A, 9.000%, 06/25/18	18
17		Series 1988-16, Class B, 9.500%, 06/25/18	20
14		Series 1989-2, Class D, 8.800%, 01/25/19	17
39		Series 1989-27, Class Y, 6.900%, 06/25/19	42
10		Series 1989-54, Class E, 8.400%, 08/25/19	12
10		Series 1989-66, Class J, 7.000%, 09/25/19	11
7		Series 1989-70, Class G, 8.000%, 10/25/19	8
140		Series 1989-72, Class E, 9.350%, 10/25/19	163
16		Series 1989-89, Class H, 9.000%, 11/25/19	19
6		Series 1989-96, Class H, 9.000%, 12/25/19	7
12		Series 1990-7, Class B, 8.500%, 01/25/20	14
8		Series 1990-12, Class G, 4.500%, 02/25/20	9
180		Series 1990-19, Class G, 9.750%, 02/25/20	206
41		Series 1990-58, Class J, 7.000%, 05/25/20	46
38		Series 1990-61, Class H, 7.000%, 06/25/20	42
18		Series 1990-106, Class J, 8.500%, 09/25/20	20
8		Series 1990-109, Class J, 7.000%, 09/25/20	9
22		Series 1990-111, Class Z, 8.750%, 09/25/20	24
10		Series 1990-117, Class E, 8.950%, 10/25/20	11
12		Series 1990-123, Class G, 7.000%, 10/25/20	13
12		Series 1990-132, Class Z, 7.000%, 11/25/20	13
410		Series 1990-137, Class X, 9.000%, 12/25/20	479
4		Series 1991-53, Class J, 7.000%, 05/25/21	4
24		Series 1991-130, Class C, 9.000%, 09/25/21	27
2		Series 1992-96, Class B, PO, 05/25/22	2
2,255		Series 1992-131, Class KB, 8.000%, 08/25/22	2,598
2,215		Series 1992-185, Class L, 8.000%, 10/25/22	2,544
8		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	9
–	(h)	Series 1993-225, Class MC, PO, 11/25/23	—	(h)
60		Series 1993-235, Class G, PO, 09/25/23	54
4,024		Series 1994-15, Class ZK, 5.500%, 02/25/24	4,407
6,376		Series 1994-43, Class PK, 6.350%, 02/25/24	7,156
–	(h)	Series 1997-46, Class PN, 6.500%, 07/18/12	—	(h)
3		Series 1997-55, Class B, 7.000%, 02/18/27	3
7,118		Series 1999-6, Class PB, 6.000%, 03/25/19	7,806
1,099		Series 1999-42, Class SA, IF, IO, 8.006%, 10/25/28	21
1,642		Series 2002-2, Class MG, 6.000%, 02/25/17	1,775
881		Series 2002-3, Class OG, 6.000%, 02/25/17	950
1,587		Series 2002-28, Class LD, 6.000%, 05/25/17	1,713
921		Series 2002-58, Class HC, 5.500%, 09/25/17	989
1,828		Series 2002-59, Class UC, 5.500%, 09/25/17	1,984
595		Series 2002-63, Class KC, 5.000%, 10/25/17	641
849		Series 2003-3, Class PD, 5.000%, 08/25/16	855
5,761		Series 2003-5, Class SE, IF, IO, 7.456%, 08/25/22	467
2,595		Series 2003-16, Class LJ, 5.000%, 03/25/18	2,807
105		Series 2003-21, Class M, 5.000%, 02/25/17	106
19,113		Series 2003-23, Class PG, 5.500%, 01/25/32	20,034

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Agency CMO — Continued
5,036	Series 2003-25, Class CS, IF, IO, 7.456%, 03/25/17	83
2,262	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	519
3,213	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	732
5,849	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	601
6,260	Series 2003-69, Class GI, IO, 5.000%, 12/25/31	468
5,720	Series 2003-89, Class DC, 5.000%, 12/25/32	6,171
3,163	Series 2003-92, Class HP, 4.500%, 09/25/18	3,405
522	Series 2003-120, Class BQ, 4.000%, 09/25/16	526
3,221	Series 2003-129, Class ME, 5.000%, 08/25/23	3,534
5,449	Series 2004-65, Class EJ, 5.000%, 05/25/23	5,666
1,256	Series 2004-72, Class F, VAR, 0.694%, 09/25/34	1,260
341	Series 2004-101, Class AR, 5.500%, 01/25/35	374
584	Series 2005-1, Class HC, 5.000%, 09/25/28	592
14,803	Series 2005-19, Class PA, 5.500%, 07/25/34	16,262
3,087	Series 2005-19, Class SK, IF, IO, 6.556%, 11/25/22	123
586	Series 2005-27, Class TH, 5.500%, 07/25/31	610
1,940	Series 2005-30, Class TA, 5.000%, 04/25/22	1,967
4,578	Series 2005-38, Class FK, VAR, 0.494%, 05/25/35	4,573
574	Series 2005-40, Class YA, 5.000%, 09/25/20	594
68	Series 2005-47, Class AN, 5.000%, 12/25/16	68
329	Series 2005-48, Class OM, 5.000%, 03/25/30	336
477	Series 2005-84, Class MB, 5.750%, 10/25/35	527
413	Series 2005-104, Class YA, 5.500%, 10/25/19	414
6,073	Series 2006-22, Class DV, 5.500%, 03/25/17	6,573
3,121	Series 2006-39, Class WB, 5.500%, 10/25/30	3,249
8,723	Series 2006-58, Class ST, IF, IO, 6.956%, 07/25/36	1,552
26,618	Series 2006-122, Class A, 6.000%, 05/25/25	27,804
1,228	Series 2007-16, Class FC, VAR, 0.944%, 03/25/37	1,218
2,590	Series 2007-22, Class SC, IF, IO, 5.886%, 03/25/37	352
16,588	Series 2007-33, Class MS, IF, IO, 6.396%, 04/25/37	2,733
6,562	Series 2007-47, Class PB, 5.000%, 09/25/29	6,604
3,814	Series 2007-54, Class FA, VAR, 0.594%, 06/25/37	3,819
5,407	Series 2007-76, Class DB, 6.000%, 05/25/33	5,813
1,462	Series 2007-79, Class MA, 5.500%, 12/25/28	1,482
18,365	Series 2007-85, Class SH, IF, IO, 6.306%, 09/25/37	2,409
15,284	Series 2007-95, Class A1, VAR, 0.444%, 08/27/36	15,246
3,322	Series 2007-106, Class A7, VAR, 5.975%, 10/25/37	3,518
5,855	Series 2008-18, Class SE, IF, IO, 6.076%, 03/25/38	744
62,125	Series 2008-35, Class EI, IO, VAR, 1.555%, 03/25/12	563
1,512	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	198
2,247	Series 2008-77, Class VA, 6.000%, 07/25/19	2,521
14,388	Series 2008-81, Class KA, 5.000%, 10/25/22	15,258
26,790	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	2,764
6,922	Series 2009-29, Class LA, VAR, 4.657%, 05/25/39	6,854
54,483	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	5,119
9,171	Series 2009-108, Class VN, 5.000%, 09/25/39	10,033
75,926	Series 2009-112, Class SW, IF, IO, 6.056%, 01/25/40	8,965
8,745	Series 2010-9, Class PA, 4.500%, 10/25/39	9,038
8,871	Series 2010-19, Class VA, 5.000%, 02/25/21	9,688
16,899	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	1,832
17,260	Series 2010-64, Class DM, 5.000%, 06/25/40	18,478
14,011	Series 2010-64, Class EH, 5.000%, 10/25/35	15,038
22,833	Series 2010-111, Class AE, 5.500%, 04/25/38	24,557
16	Series G-11, Class Z, 8.500%, 05/25/21	19
7	Series G-22, Class ZT, 8.000%, 12/25/16	8
6	Series G-41, Class PT, 7.500%, 10/25/21	6

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Agency CMO — Continued
1,121		Series G92-19, Class M, 8.500%, 04/25/22	1,324
31		Series G92-35, Class E, 7.500%, 07/25/22	35
986		Series G92-35, Class EA, 8.000%, 07/25/22	1,210
15		Series G92-40, Class ZC, 7.000%, 07/25/22	17
130		Series G92-44, Class ZQ, 8.000%, 07/25/22	148
35		Series G92-54, Class ZQ, 7.500%, 09/25/22	40
5,191		Series G92-64, Class J, 8.000%, 11/25/22	6,368
2,103		Series G92-66, Class K, 8.000%, 12/25/22	2,580
1,998		Series G94-6, Class PJ, 8.000%, 05/17/24	2,284
		Federal National Mortgage Association STRIPS,
–	(h)	Series 25, Class 1, 6.000%, 02/01/13	—	(h)
99		Series 108, Class 1, PO, 03/01/20	94
3		Series 268, Class 2, IO, 9.000%, 02/01/23	1
1,810		Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	359
1,644		Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	373
2,076		Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	221
3,629		Series 334, Class 9, IO, 6.000%, 03/01/33	839
12,618		Series 343, Class 21, IO, 4.000%, 09/01/18	1,125
5,058		Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	512
2,227		Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	268
1,537		Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	293
1,560		Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	296
1,986		Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	352
1,153		Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	212
5,887		Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	1,156
8,624		Series 394, Class C3, IO, 6.500%, 09/25/38	1,570
		Federal National Mortgage Association Whole Loan,
2		Series 1995-W3, Class A, 9.000%, 04/25/25	3
15,524		Series 2007-W1, Class 1AF1, VAR, 0.454%, 11/25/46	15,435
		Government National Mortgage Association,
108		Series 1997-12, Class D, 7.500%, 09/20/27	124
2,027		Series 2004-39, Class IN, IO, 5.500%, 06/20/33	366
37,942		Series 2006-23, Class S, IF, IO, 6.304%, 01/20/36	4,743
64,341		Series 2006-26, Class S, IF, IO, 6.304%, 06/20/36	9,795
36,576		Series 2007-16, Class KU, IF, IO, 6.454%, 04/20/37	5,002
10,850		Series 2008-75, Class SP, IF, IO, 7.274%, 08/20/38	1,775
15,594		Series 2009-14, Class KS, IF, IO, 6.104%, 03/20/39	1,879
4,258		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	709
37,614		Series 2009-14, Class SA, IF, IO, 5.884%, 03/20/39	4,965
43,394		Series 2009-106, Class XL, IF, IO, 6.554%, 06/20/37	6,051
4,753		Series 2010-14, Class QP, 6.000%, 12/20/39	5,171
		NCUA Guaranteed Notes,
29,556		Series 2010-C1, Class A1, 1.600%, 10/29/20	29,498
19,168		Series 2010-R3, Class 1A, VAR, 0.770%, 12/08/20	19,270
11,708		Series 2010-R3, Class 3A, 2.400%, 12/08/20	11,700
21		Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	25

			652,324

		Non-Agency CMO — 4.0%
		ABN Amro Mortgage Corp.,
5,111		Series 2003-7, Class A3, 4.500%, 07/25/18	5,201
2,306		Series 2003-9, Class A1, 4.500%, 08/25/18	2,338
274		Series 2003-9, Class A2, 4.500%, 08/25/18	274
20,000		American General Mortgage Loan Trust, Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	20,402
		Banc of America Mortgage Securities, Inc.,
76		Series 2004-3, Class 1A23, 4.500%, 04/25/34	75
909		Series 2004-4, Class 1A9, 5.000%, 05/25/34	911
6,344		Series 2004-4, Class 4A1, 4.750%, 05/25/19	6,529
946		Series 2004-5, Class 3A5, 4.750%, 06/25/19	946

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE)($)
	Non-Agency CMO — Continued
10,223	Series 2004-5, Class 4A1, 4.750%, 06/25/19	10,475
926	Series 2004-6, Class 1A8, 5.500%, 07/25/34	932
12,447	Series 2005-1, Class 2A1, 5.000%, 02/25/20	12,667
2,654	Series 2007-1, Class 1A7, 5.750%, 03/25/37	2,648
	BCAP LLC Trust,
6,296	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	6,438
4,667	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	4,688
4,568	Series 2010-RR10, Class 4A5, VAR, 4.000%, 09/26/37 (e)	4,579
1,584	Series 2010-RR4, Class 4A1, VAR, 0.333%, 01/26/37 (e)	1,552
8,930	Series 2010-RR4, Class 5A7, VAR, 0.513%, 05/26/37 (e)	8,551
5,583	Series 2010-RR6, Class 23A7, VAR, 0.404%, 06/26/37 (e)	5,451
22,900	Series 2010-RR9, Class 1A3, VAR, 4.660%, 08/28/37 (e)	23,071
12,020	Series 2011-RR2, Class 3A3, VAR, 3.020%, 11/21/35 (e)	12,020
340	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.821%, 10/25/33	328
	Chase Mortgage Finance Corp.,
5,378	Series 2003-S10, Class A1, 4.750%, 11/25/18	5,522
1,765	Series 2003-S13, Class A2, 5.000%, 11/25/33	1,808
3,156	Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.000%, 02/25/21	3,172
	Citigroup Mortgage Loan Trust, Inc.,
2,009	Series 2003-UP3, Class A1, 7.000%, 09/25/33	2,059
7,302	Series 2004-UST1, Class A6, VAR, 5.080%, 08/25/34	7,471
9,739	Series 2008-AR4, Class 1A1A, VAR, 5.284%, 11/25/38	9,690
167	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	169
242	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	249
	Countrywide Home Loan Mortgage Pass-Through Trust,
6,348	Series 2003-34, Class A6, 5.250%, 09/25/33	6,413
3,207	Series 2003-J13, Class 1A5, 5.250%, 11/25/14	3,211
6,021	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	6,246
1,320	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,361
10,485	Credit Suisse Mortgage Capital Certificates, Series 2010-1R, Class 9A1, VAR, 5.000%, 06/27/37 (e)	10,564
	CS First Boston Mortgage Securities Corp.,
1,503	Series 2003-17, Class 2A6, 3.500%, 07/25/18	1,538
4,051	Series 2003-23, Class 8A1, 5.000%, 09/25/18	4,140
5,803	Series 2004-8, Class 6A1, 4.500%, 12/25/19	5,982
999	Series 2007-5, Class 5A5, VAR, 5.394%, 12/25/14	1,000
	First Horizon Asset Securities, Inc.,
7,310	Series 2003-8, Class 2A1, 4.500%, 09/25/18	7,369
3,843	Series 2004-7, Class 2A1, 4.750%, 12/25/19	3,877
	GMAC Mortgage Corp. Loan Trust,
7,134	Series 2003-AR1, Class A4, VAR, 3.403%, 10/19/33	7,048
394	Series 2003-J4, Class 2A1, 4.750%, 09/25/18	402
4,171	GSR Mortgage Loan Trust, Series 2004-10F, Class 1A6, 4.500%, 08/25/19	4,179
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.554%, 02/25/35	2,449
	JP Morgan Mortgage Trust,
8,378	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	8,473
9,672	Series 2006-A2, Class 4A1, VAR, 2.909%, 08/25/34	9,436
12	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	14
3,475	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6, VAR, 2.874%, 11/21/34	3,471
	MASTR Alternative Loans Trust,
314	Series 2004-8, Class 6A1, 5.500%, 09/25/19	320
5,294	Series 2004-8, Class 7A1, 5.000%, 09/25/19	5,514
	MASTR Asset Securitization Trust,
1,590	Series 2002-7, Class 1A1, 5.500%, 11/25/17	1,646

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Non-Agency CMO — Continued
4,168	Series 2003-2, Class 1A1, 5.000%, 03/25/18	4,246
2,262	Series 2003-11, Class 10A1, 5.000%, 12/25/18	2,311
5,806	Series 2004-6, Class 6A1, 4.500%, 07/25/19	5,970
391	Series 2006-1, Class 1A1, 5.750%, 05/25/36	390
1,706	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A2, VAR, 0.474%, 08/25/35	1,525
6	Merrill Lynch Trust, Series 44, Class G, 9.000%, 08/20/20	7
525	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	542
	Nomura Asset Acceptance Corp.,
1,692	Series 2005-AR1, Class 1A1, VAR, 2.738%, 02/25/35	1,338
876	Series 2005-AR2, Class 3A1, VAR, 0.444%, 05/25/35	770
2,559	Series 2005-AR6, Class 4A1, VAR, 0.454%, 12/25/35	1,305
8	Paine Webber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	9
8,372	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	8,676
	Residential Accredit Loans, Inc.,
466	Series 2003-QR24, Class A7, 4.000%, 07/25/33	451
3,031	Series 2003-QS1, Class A6, 4.250%, 01/25/33	3,035
624	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A5, 6.000%, 11/25/31	621
4,565	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.000%, 04/25/18	4,697
5,902	Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VAR, 0.314%, 07/25/36	5,883
4,800	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	5,023
319	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS3, Class 1A4, 6.500%, 05/25/32	327
15,100	WF-RBS Commercial Mortgage Trust, 0.000%, 04/01/41	15,251
	Wells Fargo Mortgage-Backed Securities Trust,
7,184	Series 2003-10, Class A1, 4.500%, 09/25/18	7,382
5,803	Series 2003-11, Class 2A1, 4.750%, 10/25/18	5,938
5,720	Series 2003-12, Class A1, 4.750%, 11/25/18	5,896
6,589	Series 2003-12, Class A2, 4.500%, 11/25/18	6,764
599	Series 2003-12, Class A3, 5.000%, 11/25/18	620
5,456	Series 2003-15, Class 1A1, 4.750%, 12/25/18	5,633
7,438	Series 2003-16, Class 2A1, 4.500%, 12/25/18	7,546
4,730	Series 2003-K, Class 1A1, VAR, 4.447%, 11/25/33	4,703
75	Series 2003-K, Class 1A2, VAR, 4.447%, 11/25/33	76
10,985	Series 2003-M, Class A1, VAR, 4.690%, 12/25/33	11,290
5,937	Series 2004-7, Class 2A1, 4.500%, 07/25/19	6,068
2,820	Series 2004-EE, Class 2A2, VAR, 2.823%, 12/25/34	2,814
3,617	Series 2004-EE, Class 3A2, VAR, 2.920%, 12/25/34	3,621
7,245	Series 2004-O, Class A1, VAR, 4.860%, 08/25/34	7,366
10,587	Series 2005-1, Class 1A1, 4.750%, 01/25/20	10,851
10,668	Series 2005-13, Class A1, 5.000%, 11/25/20	11,134

		414,948

	Total Collateralized Mortgage Obligations (Cost $1,041,817)	1,067,272

Commercial Mortgage-Backed Securities — 3.0%
	Banc of America Commercial Mortgage, Inc.,
2,893	Series 2004-2, Class A3, 4.050%, 11/10/38	2,931
2,839	Series 2004-5, Class A3, 4.561%, 11/10/41	2,858
	BCRR Trust,
30,958	Series 2010-LEAF, Class 35A, 4.230%, 11/22/33 (e)	31,151
18,299	Series 2010-LEAF, Class 36A, 4.230%, 03/22/31 (e)	18,585
	Bear Stearns Commercial Mortgage Securities,
4,876	Series 2002-TOP6, Class A2, 6.460%, 10/15/36	4,982
22,335	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	24,301
2,825	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	3,031
122	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.729%, 03/15/49	122

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Commercial Mortgage-Backed Securities — Continued
1,643	Commercial Mortgage Acceptance Corp., Series 1998- C2, Class F, VAR, 5.440%, 09/15/30 (e)	1,705
1,330	Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, VAR, 6.975%, 01/17/32	1,402
3,104	Commercial Mortgage Pass Through Certificates, Series 2005- LP5, Class A2, 4.630%, 05/10/43	3,131
15,315	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.661%, 03/15/39	16,819
2,165	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A2FX, VAR, 5.207%, 12/15/40	2,217
16,180	Defeased Loan Trust, Series 2010- 1, Class A, 2.360%, 01/13/14 (e)	16,587
	GMAC Commercial Mortgage Securities, Inc.,
943	Series 2003-C1, Class A1, 3.337%, 05/10/36	951
155	Series 2003-C3, Class A3, 4.646%, 04/10/40	159
	GS Mortgage Securities Corp. II,
650	Series 2001-GL3A, Class A2, VAR, 6.449%, 08/05/18 (e)	652
27,750	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	30,222
4,006	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1, 4.475%, 07/15/41	4,071
15,000	LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A4, 5.594%, 06/15/31	15,466
289	Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.071%, 10/12/41	289
14,372	Morgan Stanley, 3.000%, 07/17/56	14,386
	Morgan Stanley Capital I,
4,622	Series 1998-CF1, Class E, VAR, 7.350%, 07/15/32	4,905
2,865	Series 2003-T11, Class A3, 4.850%, 06/13/41	2,899
	Morgan Stanley Re-REMIC Trust,
26,500	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	26,640
9,955	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	10,597
1,766	Nomura Asset Securities Corp., Series 1998-D6, Class A1C, 6.690%, 03/15/30	1,845
16,771	Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1, 3.669%, 02/11/36	16,796
527	Prudential Mortgage Capital Funding LLC, Series 2001- ROCK, Class C, 6.936%, 05/10/34	527
	TIAA Retail Commercial Trust,
8,964	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	9,616
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	15,604
18,325	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.983%, 08/15/39	20,086

	Total Commercial Mortgage- Backed Securities (Cost $304,374)	305,533

Corporate Bonds — 15.6%
Consumer Discretionary — 0.5%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
990	1.750%, 03/01/14	1,000
4,435	4.875%, 09/15/13	4,796

		5,796

	Automobiles — 0.0% (g)
	Daimler Finance North America LLC,
1,000	5.750%, 09/08/11	1,014
2,385	6.500%, 11/15/13	2,673

		3,687

	Broadcasting & Cable TV — 0.1%
5,865	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.500%, 03/01/16	6,046

	Media — 0.3%
1,363	CBS Corp., 8.200%, 05/15/14	1,602
310	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	349
1,463	Comcast Cable Communications LLC, 7.125%, 06/15/13	1,632
3,475	Cox Communications, Inc., 5.450%, 12/15/14	3,884
4,950	NBCUniversal Media LLC, 2.100%, 04/01/14 (e)	5,019
1,495	News America Holdings, Inc., 7.600%, 10/11/15	1,787
4,275	TCI Communications, Inc., 8.750%, 08/01/15	5,262
	Time Warner Cable, Inc.,
3,990	3.500%, 02/01/15	4,166
1,400	6.200%, 07/01/13	1,540
875	7.500%, 04/01/14	1,012
1,601	8.250%, 02/14/14	1,870
2,000	Viacom, Inc., 4.375%, 09/15/14	2,157
	Walt Disney Co. (The),
585	4.700%, 12/01/12	621
1,775	6.375%, 03/01/12	1,854

		32,755

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Multiline Retail — 0.0% (g)
1,190	Target Corp., 5.125%, 01/15/13	1,273

	Specialty Retail — 0.1%
2,555	Home Depot, Inc., 5.250%,
	12/16/13	2,800
2,675	Staples, Inc., 9.750%, 01/15/14	3,205

		6,005

	Total Consumer Discretionary	55,562

Consumer Staples — 0.6%
	Beverages — 0.3%
3,800	Anheuser-Busch InBev Worldwide, Inc., 7.200%, 01/15/14	4,351
	Bottling Group LLC,
1,840	5.000%, 11/15/13	2,017
480	6.950%, 03/15/14	555
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,361
5,050	3.625%, 03/15/14	5,423
	Coca-Cola Refreshments USA, Inc.,
980	5.000%, 08/15/13	1,067
1,773	7.375%, 03/03/14	2,070
1,585	8.500%, 02/01/12	1,671
475	Diageo Capital plc, (United Kingdom), 5.200%, 01/30/13	509
5,035	Diageo Finance B.V., (Netherlands), 5.500%, 04/01/13	5,446
	PepsiCo, Inc.,
2,975	3.750%, 03/01/14	3,184
980	4.650%, 02/15/13	1,045
5,325	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	5,798

		34,497

	Food & Staples Retailing — 0.1%
1,250	CVS Caremark Corp., 3.250%, 05/18/15	1,299
2,295	Kroger Co. (The), 7.500%, 01/15/14	2,625
	Wal-Mart Stores, Inc.,
1,900	2.250%, 07/08/15	1,933
695	4.550%, 05/01/13	746
2,780	7.250%, 06/01/13	3,135

		9,738

	Food Products — 0.2%
4,570	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	4,922
	Cargill, Inc.,
1,215	4.375%, 06/01/13 (e)	1,287
1,385	5.000%, 11/15/13 (e)	1,512
1,450	5.200%, 01/22/13 (e)	1,548
	General Mills, Inc.,
2,600	5.250%, 08/15/13	2,834
1,770	5.650%, 09/10/12	1,879
600	HJ Heinz Finance Co., 6.625%, 07/15/11	604
710	Kellogg Co., 4.250%, 03/06/13	750
	Kraft Foods, Inc.,
1,115	4.125%, 02/09/16	1,185
1,500	5.250%, 10/01/13	1,635
1,081	6.250%, 06/01/12	1,139
2,780	6.750%, 02/19/14	3,158

		22,453

	Household Products — 0.0% (g)
425	Clorox Co., 5.450%, 10/15/12	449
905	Kimberly-Clark Corp., 5.625%, 02/15/12	939

		1,388

	Total Consumer Staples	68,076

Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
	Anadarko Petroleum Corp.,
435	5.750%, 06/15/14	482
2,000	7.625%, 03/15/14	2,306
3,660	Canadian Natural Resources Ltd., (Canada), 4.900%, 12/01/14	4,038
1,390	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	1,512
800	Chevron Corp., 3.950%, 03/03/14	865
1,145	ConocoPhillips, 4.750%, 02/01/14	1,254
3,158	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	3,430
3,721	PC Financial Partnership, 5.000%, 11/15/14	4,088
	Shell International Finance B.V., (Netherlands),
2,615	1.875%, 03/25/13	2,672
1,322	3.100%, 06/28/15	1,387
5,225	4.000%, 03/21/14	5,630
2,400	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	2,658
3,237	Total Capital Canada Ltd., (Canada), 1.625%, 01/28/14	3,290

	Total Energy	33,612

Financials — 10.0%
	Capital Markets — 2.2%
	Bank of New York Mellon Corp. (The),
2,240	2.950%, 06/18/15	2,323
1,870	3.100%, 01/15/15	1,961
6,277	4.300%, 05/15/14	6,811
3,300	4.500%, 04/01/13	3,524
6,690	BlackRock, Inc., 3.500%, 12/10/14	7,085
5,380	Charles Schwab Corp. (The), 4.950%, 06/01/14	5,915
	Credit Suisse USA, Inc.,
8,587	5.125%, 01/15/14	9,374
5,225	5.500%, 08/15/13	5,699
6,020	6.125%, 11/15/11	6,173
580	FMR LLC, 4.750%, 03/01/13 (e)	610
	Goldman Sachs Group, Inc. (The),
10,415	3.625%, 02/07/16	10,444
6,895	3.700%, 08/01/15	7,001

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Capital Markets — Continued
2,000	4.750%, 07/15/13	2,126
4,175	5.000%, 10/01/14	4,503
2,575	5.125%, 01/15/15	2,784
950	5.250%, 04/01/13	1,016
8,955	5.250%, 10/15/13	9,638
3,000	5.500%, 11/15/14	3,282
18,840	6.000%, 05/01/14	20,735
	Jefferies Group, Inc.,
9,275	3.875%, 11/09/15	9,465
2,050	5.875%, 06/08/14	2,251
	Lehman Brothers Holdings, Inc.,
2,225	3.950%, 11/10/09 (d)	579
500	5.750%, 07/18/11 (d)	130
1,062	6.625%, 01/18/12 (d)	276
1,705	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	1,937
	Merrill Lynch & Co., Inc.,
968	5.000%, 01/15/15	1,037
3,275	5.300%, 09/30/15	3,555
4,376	5.450%, 02/05/13	4,658
4,591	5.450%, 07/15/14	4,976
13,651	6.150%, 04/25/13	14,805
	Morgan Stanley,
1,600	4.100%, 01/26/15	1,667
11,342	4.200%, 11/20/14	11,897
915	4.750%, 04/01/14	964
8,805	5.300%, 03/01/13	9,384
285	5.625%, 01/09/12	294
13,150	6.000%, 05/13/14	14,433
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,387
8,505	5.000%, 03/04/15	9,024
	Northern Trust Corp.,
1,400	4.625%, 05/01/14	1,533
3,220	5.500%, 08/15/13	3,546
	State Street Corp.,
5,370	2.875%, 03/07/16	5,474
6,213	4.300%, 05/30/14	6,734
	UBS AG, (Switzerland),
488	2.250%, 08/12/13	497
6,670	3.875%, 01/15/15	7,046

		229,553

	Commercial Banks — 2.9%
1,000	American Express Bank FSB, 5.500%, 04/16/13	1,075
1,190	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	1,210
1,700	Australia & New Zealand Banking Group Ltd., (Australia), 2.125%, 01/10/14 (e)	1,724
	Bank of Nova Scotia, (Canada),
5,236	1.650%, 10/29/15 (e)	5,170
5,300	2.375%, 12/17/13	5,447
2,782	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 2.600%, 01/22/13 (e)	2,840
	Barclays Bank plc, (United Kingdom),
8,995	2.500%, 01/23/13	9,204
10,925	2.500%, 09/21/15 (e)	10,909
4,450	3.900%, 04/07/15	4,684
2,980	5.200%, 07/10/14	3,259
	BB&T Corp.,
6,970	3.200%, 03/15/16	7,113
6,154	3.375%, 09/25/13	6,439
3,410	3.850%, 07/27/12	3,528
4,555	4.750%, 10/01/12	4,777
1,232	5.200%, 12/23/15	1,349
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,540
3,385	Branch Banking & Trust Co., 4.875%, 01/15/13	3,568
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,321
3,000	2.600%, 07/02/15 (e)	3,096
1,290	Comerica, Inc., 3.000%, 09/16/15	1,308
	Credit Suisse, (Switzerland),
9,420	3.500%, 03/23/15	9,829
6,514	5.000%, 05/15/13	6,988
3,600	5.500%, 05/01/14	3,992
	Deutsche Bank AG, (Germany),
8,290	2.375%, 01/11/13	8,469
5,500	3.250%, 01/11/16	5,643
3,890	3.875%, 08/18/14	4,136
1,445	4.875%, 05/20/13	1,547
600	5.375%, 10/12/12	636
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	7,239
12,209	DnB NOR Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	12,094
4,700	HSBC Bank USA N.A., 4.625%, 04/01/14	5,042
1,650	HSBC Holdings plc, (United Kingdom), 5.250%, 12/12/12	1,750
	KeyBank N.A.,
1,778	5.500%, 09/17/12	1,872
750	5.700%, 08/15/12	788
1,290	5.800%, 07/01/14	1,420
5,720	KeyCorp, 6.500%, 05/14/13	6,249
1,525	M&I Marshall & Ilsley Bank, 5.150%, 02/22/12	1,518
805	M&T Bank Corp., 5.375%, 05/24/12	841
500	Manufacturers & Traders Trust Co., VAR, 1.805%, 04/01/13	500
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,360
5,070	National Australia Bank Ltd., (Australia), 2.500%, 01/08/13 (e)	5,181
7,480	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	7,590

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Commercial Banks — Continued
8,105	National City Corp., 4.900%, 01/15/15	8,893
2,500	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	2,511
905	PNC Funding Corp., 3.625%, 02/08/15	956
10,000	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	10,364
5,788	SouthTrust Corp., 5.800%, 06/15/14	6,400
3,272	SunTrust Banks, Inc., 5.250%, 11/05/12	3,446
6,100	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	6,200
	U.S. Bancorp,
1,075	2.450%, 07/27/15	1,086
5,938	2.875%, 11/20/14	6,174
1,595	4.200%, 05/15/14	1,721
	U.S. Bank N.A.,
5,020	4.950%, 10/30/14	5,525
6,202	6.300%, 02/04/14	6,954
	Wachovia Bank N.A.,
18,328	4.800%, 11/01/14	19,876
1,500	5.000%, 08/15/15	1,623
	Wachovia Corp.,
1,155	4.875%, 02/15/14	1,244
3,000	5.250%, 08/01/14	3,266
3,130	5.500%, 05/01/13	3,383
	Wells Fargo & Co.,
9,495	3.750%, 10/01/14	10,107
6,780	4.375%, 01/31/13	7,155
5,770	4.625%, 04/15/14	6,159
2,500	4.950%, 10/16/13	2,692
	Westpac Banking Corp., (Australia),
6,973	2.250%, 11/19/12	7,120
3,560	4.200%, 02/27/15	3,797

		306,897

	Consumer Finance — 1.0%
6,262	American Express Co., 7.250%, 05/20/14	7,204
	American Express Credit Corp.,
2,150	5.300%, 12/02/15	2,367
4,964	5.875%, 05/02/13	5,372
10,305	7.300%, 08/20/13	11,543
	American Honda Finance Corp.,
5,730	2.375%, 03/18/13 (e)	5,844
5,940	4.625%, 04/02/13 (e)	6,289
	Boeing Capital Corp.,
1,192	5.800%, 01/15/13	1,288
3,200	6.500%, 02/15/12	3,333
2,000	Capital One Bank USA N.A., 5.125%, 02/15/14	2,197
	Capital One Financial Corp.,
500	5.500%, 06/01/15	555
2,260	7.375%, 05/23/14	2,629
1,490	FIA Card Services N.A., 7.125%, 11/15/12	1,599
	HSBC Finance Corp.,
7,250	4.750%, 07/15/13	7,743
1,625	5.250%, 04/15/15	1,787
3,500	5.900%, 06/19/12	3,682
13,071	6.375%, 11/27/12	14,075
2,830	7.000%, 05/15/12	2,997
	John Deere Capital Corp.,
1,335	2.950%, 03/09/15	1,399
2,450	4.500%, 04/03/13	2,613
325	4.950%, 12/17/12	346
2,327	5.100%, 01/15/13	2,491
6,770	5.250%, 10/01/12	7,171
	MBNA Corp.,
1,860	6.125%, 03/01/13	1,998
500	7.500%, 03/15/12	527
2,737	Toyota Motor Credit Corp., 3.200%, 06/17/15	2,849
993	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	1,002

		100,900

	Diversified Financial Services — 2.6%
3,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	3,135
	Bank of America Corp.,
715	3.625%, 03/17/16	722
6,005	4.900%, 05/01/13	6,362
975	5.125%, 11/15/14	1,060
2,345	5.375%, 09/11/12	2,470
388	7.125%, 10/15/11	397
14,520	7.375%, 05/15/14	16,579
	BP Capital Markets plc, (United Kingdom),
1,190	3.125%, 03/10/12	1,212
3,000	3.200%, 03/11/16	3,060
1,870	3.625%, 05/08/14	1,967
4,000	3.875%, 03/10/15	4,226
3,015	5.250%, 11/07/13	3,274
4,838	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	4,938
	Caterpillar Financial Services Corp.,
6,687	4.850%, 12/07/12	7,106
2,265	4.900%, 08/15/13	2,448
3,080	6.125%, 02/17/14	3,488
1,880	6.200%, 09/30/13	2,101
	Citigroup, Inc.,
14,270	5.500%, 04/11/13	15,263
6,000	5.850%, 07/02/13	6,488
21,650	6.000%, 12/13/13	23,733
10,065	6.010%, 01/15/15	11,158
6,445	6.375%, 08/12/14	7,210
4,428	6.500%, 08/19/13	4,869
	CME Group, Inc.,

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Diversified Financial Services — Continued
9,813	5.400%, 08/01/13	10,699
1,070	5.750%, 02/15/14	1,193
1,000	Diageo Investment Corp., 9.000%, 08/15/11	1,017
3,710	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	3,786
6,080	FUEL Trust, 4.207%, 04/15/16 (e)	6,244
	General Electric Capital Corp.,
2,335	2.100%, 01/07/14	2,362
10,055	3.500%, 06/29/15	10,530
5,000	3.750%, 11/14/14	5,286
2,170	4.375%, 09/21/15	2,334
5,000	4.750%, 09/15/14	5,462
2,736	4.875%, 03/04/15	3,006
10,500	5.250%, 10/19/12	11,134
13,757	5.450%, 01/15/13	14,708
11,926	5.500%, 06/04/14	13,201
3,225	5.650%, 06/09/14	3,578
14,910	5.875%, 02/15/12	15,478
14,402	5.900%, 05/13/14	16,101
7,815	6.000%, 06/15/12	8,255
4,365	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	4,437
885	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	907

		272,984

	FDIC Guaranteed Securities (~) — 0.1%
	General Electric Capital Corp.,
2,500	2.625%, 12/28/12	2,587
3,530	3.000%, 12/09/11	3,582
3,150	Morgan Stanley, 3.250%, 12/01/11	3,199
2,220	Wells Fargo & Co., 3.000%, 12/09/11	2,253

		11,621

	Insurance — 0.9%
5,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	5,595
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,572
8,290	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	8,970
2,343	AON Corp., 3.500%, 09/30/15	2,419
1,454	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,527
	Berkshire Hathaway Finance Corp.,
2,495	5.000%, 08/15/13	2,716
6,615	5.100%, 07/15/14	7,366
4,840	CNA Financial Corp., 5.850%, 12/15/14	5,267
5,938	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	6,373
	MassMutual Global Funding II,
1,084	2.300%, 09/28/15 (e)	1,085
3,445	3.625%, 07/16/12 (e)	3,551
	Metropolitan Life Global Funding I,
3,463	2.500%, 01/11/13 (e)	3,532
2,701	2.500%, 09/29/15 (e)	2,700
11,835	2.875%, 09/17/12 (e)	12,133
2,645	5.125%, 04/10/13 (e)	2,823
1,200	5.200%, 09/18/13 (e)	1,308
1,000	Monumental Global Funding II, 5.650%, 07/14/11 (e)	1,004
2,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	2,134
	New York Life Global Funding,
2,730	3.000%, 05/04/15 (e)	2,824
2,400	4.650%, 05/09/13 (e)	2,576
285	5.250%, 10/16/12 (e)	303
1,400	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	1,489
	Pricoa Global Funding I,
500	4.625%, 06/25/12 (e)	517
1,975	5.400%, 10/18/12 (e)	2,086
4,220	5.450%, 06/11/14 (e)	4,632
609	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	633
	Principal Life Income Funding Trusts,
1,110	5.300%, 12/14/12	1,183
4,125	5.300%, 04/24/13	4,453
1,380	Travelers Property Casualty Corp., 5.000%, 03/15/13	1,475

		94,246

	Real Estate Investment Trusts (REITs) — 0.1%
2,000	ERP Operating LP, 5.200%, 04/01/13	2,138
5,252	HCP, Inc., 2.700%, 02/01/14	5,342
	Simon Property Group LP,
673	4.200%, 02/01/15	725
1,125	6.750%, 05/15/14	1,279

		9,484

	Thrifts & Mortgage Finance — 0.2%
2,150	Countrywide Financial Corp., 5.800%, 06/07/12	2,251
1,100	Golden West Financial Corp., 4.750%, 10/01/12	1,154
15,324	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	15,417

		18,822

	Total Financials	1,044,507

Health Care — 0.2%
	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
1,650	1.800%, 03/15/13	1,680
255	4.000%, 03/01/14	274
1,925	Medtronic, Inc., 3.000%, 03/15/15	2,025

		3,979

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011(Unaudited)(continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Health Care Providers & Services — 0.0% (g)
820	Medco Health Solutions, Inc., 2.750%, 09/15/15	828
2,095	UnitedHealth Group, Inc., 5.000%, 08/15/14	2,308
550	WellPoint Health Networks, Inc., 6.375%, 01/15/12	570
215	WellPoint, Inc., 6.000%, 02/15/14	240

		3,946

	Pharmaceuticals — 0.1%
2,635	Abbott Laboratories, 2.700%, 05/27/15	2,732
850	Eli Lilly & Co., 3.550%, 03/06/12	871
2,000	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	2,156
2,525	Merck & Co., Inc., 4.750%, 03/01/15	2,821
2,793	Wyeth, 5.500%, 02/01/14	3,110

		11,690

	Total Health Care	19,615

Industrials — 0.6%
	Aerospace & Defense — 0.2%
	BAE Systems Holdings, Inc.,
1,647	4.950%, 06/01/14 (e)	1,773
2,335	5.200%, 08/15/15 (e)	2,542
	Boeing Co. (The),
1,000	3.500%, 02/15/15	1,070
3,085	5.000%, 03/15/14	3,407
2,190	5.125%, 02/15/13	2,349
2,460	General Dynamics Corp., 5.250%, 02/01/14	2,736
1,000	Northrop Grumman Corp., 3.700%, 08/01/14	1,063
612	United Technologies Corp., 6.100%, 05/15/12	645

		15,585

	Air Freight & Logistics — 0.0% (g)
2,540	United Parcel Service, Inc., 4.500%, 01/15/13	2,694

	Commercial Services & Supplies — 0.0% (g)
	Pitney Bowes, Inc.,
685	3.875%, 06/15/13	716
2,375	4.875%, 08/15/14	2,559
1,100	Waste Management, Inc., 6.375%, 11/15/12	1,184

		4,459

	Industrial Conglomerates — 0.1%
3,767	General Electric Co., 5.000%, 02/01/13	4,017
	Honeywell International, Inc.,
1,115	3.875%, 02/15/14	1,202
1,285	4.250%, 03/01/13	1,364

		6,583

	Machinery — 0.0% (g)
745	Caterpillar, Inc., 7.000%, 12/15/13	855
1,475	Deere & Co., 6.950%, 04/25/14	1,718
	PACCAR, Inc.,
100	6.375%, 02/15/12	104
1,150	6.875%, 02/15/14	1,319

		3,996

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
5,596	5.900%, 07/01/12	5,901
2,000	7.000%, 02/01/14	2,286
	Canadian National Railway Co., (Canada),
4,485	4.400%, 03/15/13	4,766
605	4.950%, 01/15/14	663
539	6.375%, 10/15/11	551
3,330	CSX Corp., 6.300%, 03/15/12	3,476
	Ryder System, Inc.,
1,000	3.600%, 03/01/16	1,032
2,145	6.000%, 03/01/13	2,307
	Union Pacific Corp.,
1,433	5.125%, 02/15/14	1,578
4,235	5.450%, 01/31/13	4,549

		27,109

	Total Industrials	60,426

Information Technology — 0.7%
	Communications Equipment — 0.0% (g)
1,230	Cisco Systems, Inc., 5.500%, 02/22/16	1,408

	Computers & Peripherals — 0.3%
	Dell, Inc.,
4,123	3.100%, 04/01/16	4,218
790	3.375%, 06/15/12	812
2,310	4.700%, 04/15/13	2,464
	Hewlett-Packard Co.,
770	2.125%, 09/13/15	771
490	2.950%, 08/15/12	504
350	4.500%, 03/01/13	372
2,500	4.750%, 06/02/14	2,742
6,905	6.125%, 03/01/14	7,768
950	6.500%, 07/01/12	1,009
	International Business Machines Corp.,
3,025	2.100%, 05/06/13	3,105
2,330	4.750%, 11/29/12	2,474
1,250	6.500%, 10/15/13	1,409
650	7.500%, 06/15/13	736

		28,384

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
805	3.375%, 11/01/15	817
7,416	6.875%, 07/01/13	8,105

		8,922

	IT Services — 0.1%
7,130	HP Enterprise Services LLC, 6.000%, 08/01/13	7,875

	Office Electronics — 0.1%
	Xerox Corp.,

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Office Electronics — Continued
3,421	5.650%, 05/15/13	3,695
1,000	6.875%, 08/15/11	1,012
2,505	8.250%, 05/15/14	2,954

		7,661

	Semiconductors & Semiconductor Equipment — 0.0% (g)
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,617
	Software — 0.1%
2,691	Intuit, Inc., 5.400%, 03/15/12	2,785
3,155	Microsoft Corp., 2.950%, 06/01/14	3,322
	Oracle Corp.,
4,025	3.750%, 07/08/14	4,330
3,535	4.950%, 04/15/13	3,808

		14,245

	Total Information Technology	73,112

Materials — 0.5%
	Chemicals — 0.3%
845	Air Products & Chemicals, Inc., 4.150%, 02/01/13	890
	Dow Chemical Co. (The),
4,314	5.900%, 02/15/15	4,899
2,469	7.600%, 05/15/14	2,878
	EI du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,829
3,225	3.250%, 01/15/15	3,412
1,708	5.000%, 01/15/13	1,823
3,153	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	3,348
5,994	PPG Industries, Inc., 5.750%, 03/15/13	6,463
	Praxair, Inc.,
3,045	1.750%, 11/15/12	3,093
2,240	2.125%, 06/14/13	2,297
1,920	3.950%, 06/01/13	2,041
830	4.625%, 03/30/15	917

		34,890

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
695	4.800%, 04/15/13	745
2,443	5.125%, 03/29/12	2,538
950	6.750%, 11/01/13	1,072
4,120	8.500%, 12/01/12	4,593
650	Nucor Corp., 5.000%, 06/01/13	700
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,144
5,325	8.950%, 05/01/14	6,440

		17,232

	Total Materials	52,122

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
1,875	4.850%, 02/15/14	2,050
11,875	4.950%, 01/15/13	12,632
16,135	6.700%, 11/15/13	18,160
7,126	BellSouth Corp., 5.200%, 09/15/14	7,906
4,050	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	4,311
	Deutsche Telekom International Finance B.V., (Netherlands),
3,380	4.875%, 07/08/14	3,700
1,000	5.750%, 03/23/16	1,138
550	5.875%, 08/20/13	604
6,510	France Telecom S.A., (France), 4.375%, 07/08/14	7,090
	Telecom Italia Capital S.A., (Luxembourg),
1,700	4.950%, 09/30/14	1,800
1,450	6.175%, 06/18/14	1,586
	Telefonica Emisiones S.A.U., (Spain),
1,121	3.992%, 02/16/16	1,147
1,280	4.949%, 01/15/15	1,377
2,110	5.855%, 02/04/13	2,257
	Verizon Communications, Inc.,
14,065	4.350%, 02/15/13	14,858
1,320	5.250%, 04/15/13	1,422
2,335	Verizon Florida LLC, 6.125%, 01/15/13	2,514
3,482	Verizon Global Funding Corp., 4.375%, 06/01/13	3,711
735	Verizon Maryland, Inc., 6.125%, 03/01/12	764

		89,027

Wireless Telecommunication Services — 0.2%
15,094	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	16,672
	Vodafone Group plc, (United Kingdom),
4,075	4.150%, 06/10/14	4,387
425	VAR, 0.650%, 06/15/11	425

		21,484

	Total Telecommunication Services	110,511

Utilities — 1.1%
	Electric Utilities — 0.7%
555	AEP Texas North Co., 5.500%, 03/01/13	591
490	Alabama Power Co., 4.850%, 12/15/12	520
	CenterPoint Energy Houston Electric LLC,
700	5.700%, 03/15/13	757
610	5.750%, 01/15/14	678
3,160	7.000%, 03/01/14	3,632
1,471	Duke Energy Carolinas LLC, 5.750%, 11/15/13	1,639
	Duke Energy Corp.,
1,565	3.350%, 04/01/15	1,629

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)(continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Electric Utilities — Continued
1,095	3.950%, 09/15/14	1,167
5,085	5.650%, 06/15/13	5,532
2,133	6.300%, 02/01/14	2,393
537	Duke Energy Ohio, Inc., 2.100%, 06/15/13	550
1,000	Exelon Corp., 4.900%, 06/15/15	1,080
1,539	Exelon Generation Co. LLC, 5.350%, 01/15/14	1,673
2,500	FirstEnergy Corp., 6.450%, 11/15/11	2,559
2,000	FPL Group Capital, Inc., 5.625%, 09/01/11	2,024
4,803	Georgia Power Co., 6.000%, 11/01/13	5,347
225	MidAmerican Energy Co., 5.125%, 01/15/13	240
	Midamerican Energy Holdings Co.,
1,025	3.150%, 07/15/12	1,053
1,567	5.875%, 10/01/12	1,668
1,239	NextEra Energy Capital Holdings, Inc., 5.350%, 06/15/13	1,329
5,935	Nisource Finance Corp., 6.150%, 03/01/13	6,418
1,060	Northern States Power Co., 8.000%, 08/28/12	1,153
2,210	Ohio Power Co., 5.750%, 09/01/13	2,418
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,889
	PacifiCorp,
750	4.950%, 08/15/14	827
3,565	6.900%, 11/15/11	3,670
716	Peco Energy Co., 5.000%, 10/01/14	793
1,837	PPL Electric Utilities Corp., 7.125%, 11/30/13	2,093
295	Progress Energy, Inc., 6.050%, 03/15/14	330
1,683	PSEG Power LLC, 2.500%, 04/15/13	1,715
	Public Service Electric & Gas Co.,
400	2.700%, 05/01/15	409
1,200	5.000%, 08/15/14	1,328
745	Southern California Edison Co., 4.150%, 09/15/14	806
2,952	Southern Co., 4.150%, 05/15/14	3,170
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,625
669	6.250%, 02/15/13	724
	Virginia Electric and Power Co.,
1,000	4.750%, 03/01/13	1,064
4,460	5.100%, 11/30/12	4,743

		74,236

	Gas Utilities — 0.3%
810	AGL Capital Corp., 4.450%, 04/15/13	856
6,038	Atmos Energy Corp., 4.950%, 10/15/14	6,589
	CenterPoint Energy Resources Corp.,
1,000	5.950%, 01/15/14	1,105
2,270	7.875%, 04/01/13	2,536
2,000	Consolidated Natural Gas Co., 5.000%, 03/01/14	2,189
668	Southern California Gas Co., 5.500%, 03/15/14	744
10,025	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	10,588
		24,607
	Multi-Utilities — 0.1%
1,905	Dominion Resources, Inc., 5.700%, 09/17/12	2,022
1,515	PG&E Corp., 5.750%, 04/01/14	1,678
	Sempra Energy,
1,210	6.000%, 02/01/13	1,302
6,010	8.900%, 11/15/13	6,978
1,815	Wisconsin Electric Power Co., 6.000%, 04/01/14	2,055

		14,035

	Total Utilities	112,878

	Total Corporate Bonds (Cost $1,583,837)	1,630,421

Foreign Government Securities — 0.2%
247	Province of Manitoba, (Canada), 2.125%, 04/22/13	254
	Province of Ontario, (Canada),
8,655	2.700%, 06/16/15	9,017
6,530	2.950%, 02/05/15	6,868
1,250	4.100%, 06/16/14	1,359
3,420	United Mexican States, (Mexico), 6.375%, 01/16/13	3,694

	Total Foreign Government Securities (Cost $20,245)	21,192

Mortgage Pass-Through Securities — 7.9%
	Federal Home Loan Mortgage Corp.,
105	ARM, 2.320%, 01/01/27	110
379	ARM, 2.334%, 03/01/35	398
145	ARM, 2.511%, 12/01/27	152
8	ARM, 2.643%, 12/01/17	8
4,523	ARM, 2.790%, 03/01/36	4,778
8,751	ARM, 3.376%, 03/01/36	9,192
5,358	ARM, 4.167%, 10/01/35	5,633
6,467	ARM, 4.500%, 03/01/35	6,807
649	ARM, 5.526%, 07/01/36	677
324	ARM, 5.574%, 04/01/37	343
3,840	ARM, 5.596%, 01/01/38	4,066
4,297	ARM, 5.605%, 04/01/38	4,549
587	ARM, 5.698%, 08/01/37	622
1,791	ARM, 5.710%, 03/01/37	1,902

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Mortgage Pass-Through Securities — Continued
6,925		ARM, 5.719%, 06/01/37	7,359
3,306		ARM, 5.754%, 05/01/37	3,513
13,590		ARM, 5.774%, 06/01/37	14,434
2,081		ARM, 5.817%, 11/01/36	2,197
2,796		ARM, 5.848%, 08/01/37	2,970
2,356		ARM, 5.911%, 08/01/36	2,445
3,489		ARM, 5.921%, 12/01/36	3,699
651		ARM, 5.989%, 08/01/36	703
1,300		ARM, 6.007%, 10/01/37	1,387
1,834		ARM, 6.013%, 02/01/37	1,947
697		ARM, 6.014%, 06/01/36	726
1,764		ARM, 6.028%, 03/01/37	1,879
5		ARM, 6.068%, 01/01/27	6
2,646		ARM, 6.075%, 03/01/37	2,813
2,414		ARM, 6.157%, 04/01/37	2,562
5,114		ARM, 6.205%, 10/01/36	5,382
1,633		ARM, 6.239%, 12/01/36	1,714
1,146		ARM, 6.406%, 02/01/37	1,232
2,417		ARM, 6.439%, 12/01/36	2,600
1,937		ARM, 6.448%, 08/01/36	2,019
3,941		ARM, 6.462%, 01/01/37	4,127
1,396		ARM, 6.481%, 11/01/37	1,499
1,055		ARM, 6.649%, 08/01/37	1,122
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
5,933		4.000%, 07/01/18 - 07/01/19	6,283
2,566		4.500%, 04/01/16 - 10/01/18	2,743
16,178		5.000%, 03/01/18 - 04/01/19	17,448
25,678		5.500%, 11/01/12 - 10/01/23	27,861
28,331		6.000%, 08/01/16 - 12/01/23	30,956
5,659		6.500%, 07/01/14 - 04/01/17	6,220
14,794		7.000%, 01/01/12 - 03/01/17	16,049
1		7.500%, 06/01/11 - 11/01/11	1
–	(h)	8.000%, 01/01/12	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
3,260		6.000%, 01/01/19 - 10/01/24	3,605
10,271		6.500%, 08/01/18 - 03/01/26	11,580
37		7.000%, 03/01/14	40
239		7.500%, 10/01/16 - 07/01/18	268
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,250		6.000%, 09/01/17 - 07/01/32	1,376
2,355		7.000%, 08/01/38	2,701
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
20,090		7.500%, 12/01/36	23,419
7,485		10.000%, 10/01/30	8,904
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
61		8.000%, 04/01/17 - 05/01/19	68
11		8.250%, 08/01/17	11
		Federal National Mortgage Association,
328		ARM, 2.021%, 01/01/35	345
57		ARM, 2.055%, 03/01/19	58
723		ARM, 2.213%, 05/01/36	761
352		ARM, 2.349%, 04/01/36	368
24		ARM, 2.459%, 06/01/27	25
21		ARM, 2.469%, 05/01/25	22
1		ARM, 2.470%, 10/01/27	1
1,809		ARM, 2.780%, 09/01/34	1,901
37		ARM, 2.788%, 07/01/27	37
10		ARM, 2.797%, 08/01/19	10
30		ARM, 2.845%, 01/01/19	30
11		ARM, 2.848%, 10/01/25	12
1,076		ARM, 2.952%, 12/01/35	1,134
4,480		ARM, 3.024%, 03/01/36	4,718
7,759		ARM, 3.283%, 03/01/36	8,143
9,128		ARM, 3.289%, 03/01/36	9,582
5,393		ARM, 3.454%, 10/01/35	5,655
29		ARM, 3.750%, 11/01/16	29
16		ARM, 3.974%, 08/01/17	16
985		ARM, 4.103%, 07/01/36	1,039
1,276		ARM, 4.448%, 04/01/37	1,346
545		ARM, 5.233%, 08/01/36	577
629		ARM, 5.243%, 01/01/37	663
4,228		ARM, 5.395%, 11/01/37	4,484
329		ARM, 5.417%, 12/01/36	347
2,293		ARM, 5.475%, 08/01/36	2,394
202		ARM, 5.605%, 06/01/36	217
7,585		ARM, 5.629%, 01/01/23	8,215
1,332		ARM, 5.701%, 03/01/47	1,438
2,874		ARM, 5.711%, 12/01/37	3,075
127		ARM, 5.729%, 07/01/37	135
657		ARM, 5.749%, 07/01/37	700
878		ARM, 5.758%, 10/01/36	929
2,570		ARM, 5.760%, 11/01/37	2,734
3,304		ARM, 5.767%, 11/01/37	3,524
90		ARM, 5.777%, 08/01/37	97
1,724		ARM, 5.795%, 04/01/37	1,834
789		ARM, 5.891%, 12/01/36	832
2,675		ARM, 5.924%, 04/01/38	2,856
2,031		ARM, 5.927%, 08/01/36	2,135
90		ARM, 5.951%, 08/01/36	97
4,298		ARM, 5.974%, 03/01/37	4,562
2,163		ARM, 6.034%, 08/01/36	2,300
683		ARM, 6.067%, 12/01/36	721
3,674		ARM, 6.109%, 07/01/37	3,926
3,974		ARM, 6.197%, 08/01/37	4,232
830		ARM, 6.210%, 10/01/36	874
5,215		ARM, 6.233%, 12/01/36	5,480
3,006		ARM, 6.304%, 02/01/37	3,171
4,179		ARM, 6.529%, 01/01/37	4,457
		Federal National Mortgage Association, 15 Year, Single Family,
7,031		4.000%, 07/01/18 - 01/01/19	7,443
11,222		4.500%, 05/01/18 - 05/01/19	12,019
18,017		5.000%, 12/01/13 - 07/01/20	19,449
67,602		5.500%, 01/01/18 - 09/01/24	73,459
77,715		6.000%, 06/01/13 - 07/01/24	85,052
25,139		6.500%, 02/01/12 - 01/01/23	27,646

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Mortgage Pass-Through Securities — Continued
10,414		7.000%, 03/01/12 - 01/01/18	11,298
56		7.500%, 02/01/12 - 05/01/15	62
693		8.000%, 11/01/15 - 10/01/16	750
1		8.500%, 11/01/11	1
		Federal National Mortgage Association, 20 Year, Single Family,
4,514		5.500%, 05/01/27	4,916
4,806		6.000%, 03/01/18 - 04/01/24	5,304
7,151		6.500%, 01/01/14 - 03/01/25	8,067
2,336		7.000%, 12/01/13 - 08/01/21	2,678
26		7.500%, 11/01/13 - 06/01/16	28
60		8.000%, 07/01/14 - 11/01/15	65
		Federal National Mortgage Association, 30 Year, FHA/VA,
331		5.500%, 08/01/34	361
59		6.000%, 07/01/17	64
–	(h)	8.000%, 02/01/23	–	(h)
28		8.500%, 03/01/27	32
		Federal National Mortgage Association, 30 Year, Single Family,
35,388		6.000%, 04/01/35 - 01/01/38	39,139
67,491		6.500%, 03/01/26 - 10/01/38	76,313
22,063		7.000%, 04/01/37 - 08/01/37	25,314
188		8.000%, 12/01/30	218
13		8.500%, 09/01/21	14
152		9.000%, 02/01/31	181
53		9.500%, 07/01/28	63
13		10.000%, 02/01/24	15
		Federal National Mortgage Association, Other,
1,426		4.000%, 07/01/13 - 07/01/17	1,479
2,414		4.500%, 11/01/13 - 12/01/19	2,534
2,471		5.000%, 01/01/14 - 05/01/14	2,556
3,187		5.500%, 06/01/16 - 09/01/17	3,410
2,443		6.000%, 09/01/17	2,638
		Government National Mortgage Association II,
119		ARM, 2.125%, 11/20/25	122
84		ARM, 2.375%, 03/20/22 - 01/20/28	88
8		ARM, 2.500%, 12/20/17	8
142		ARM, 2.625%, 08/20/16 - 09/20/22	147
4		ARM, 3.000%, 01/20/16	4
76		ARM, 3.375%, 05/20/17 - 05/20/21	79
11		ARM, 3.500%, 10/20/17 - 12/20/17	12
26		ARM, 4.000%, 11/20/15 - 08/20/18	28
8		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 11/20/14	9
		Government National Mortgage Association II, 30 Year, Single Family,
31,381		7.000%, 08/20/38 - 09/20/38	36,185
23		7.500%, 09/20/28	27
50		8.000%, 09/20/26 - 12/20/27	59
68		8.500%, 03/20/25 - 04/20/25	82
		Government National Mortgage Association, 15 Year, Single Family,
11		6.000%, 04/15/14	12
6,590		6.500%, 10/15/23	7,316
		Government National Mortgage Association, 30 Year, Single Family,
20		8.500%, 04/15/25	23
11		9.000%, 09/15/24 - 10/15/26	13
468		9.500%, 07/15/20 - 12/15/25	557
29		12.000%, 11/15/19	32

		Total Mortgage Pass-Through Securities (Cost $805,550)	826,714

U.S. Government Agency Securities — 22.7%
		Federal Farm Credit Bank,
26,150		1.875%, 12/07/12	26,742
4,000		2.200%, 04/08/13	4,128
12,400		2.250%, 02/17/12	12,568
8,120		2.250%, 04/24/12	8,262
38,025		2.350%, 09/23/13 (c)	39,487
25,000		2.500%, 03/26/13	25,926
10,000		2.600%, 03/04/13	10,378
8,000		2.625%, 04/17/14	8,391
2,769		2.700%, 08/19/13	2,890
1,580		3.000%, 02/12/14	1,673
5,000		3.000%, 09/22/14	5,313
10,000		3.875%, 08/25/11	10,088
16,493		3.875%, 01/10/13	17,397
2,000		5.100%, 09/18/12	2,123
1,400		5.250%, 08/21/13	1,543
5,000		5.450%, 12/11/13	5,583
		Federal Home Loan Bank,
17,000		1.000%, 12/28/11	17,077
109,515		1.125%, 03/09/12	110,260
42,000		1.125%, 05/18/12	42,347
4,800		1.375%, 06/08/12	4,854
14,710		1.375%, 07/14/14	14,712
34,125		1.625%, 06/14/13	34,887
30,785		1.750%, 12/14/12	31,406
85,000		1.875%, 06/21/13	87,348
10,000		2.000%, 09/14/12	10,214
2,000		2.250%, 03/05/12	2,030
25,865		2.375%, 03/14/14	26,936
15,085		2.500%, 06/13/14	15,780
74,350		2.625%, 09/13/13	77,662
18,800		3.000%, 06/24/13	19,749
10,000		3.050%, 06/28/13	10,485
2,980		3.125%, 03/08/13	3,121
150,505		3.125%, 12/13/13	159,329
16,230		3.500%, 03/08/13	17,104
18,825		3.875%, 03/08/13	19,963
15,895		4.250%, 06/14/13	17,094
1,675		4.375%, 09/09/11	1,694

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
10,000	4.500%, 09/14/12	10,526
6,000	4.875%, 11/18/11	6,131
5,000	4.875%, 12/14/12	5,338
10,000	4.875%, 11/27/13	11,014
44,470	4.875%, 12/13/13	48,990
2,125	5.000%, 03/09/12	2,203
24,980	5.000%, 03/14/14	27,742
20,025	5.250%, 09/13/13	22,092
17,575	5.375%, 06/14/13	19,300
29,755	5.375%, 06/13/14	33,659
6,550	7.000%, 08/15/14	7,767
	Federal Home Loan Mortgage Corp.,
30,000	0.750%, 12/28/12	30,168
25,000	1.000%, 08/28/12	25,211
20,000	1.750%, 06/15/12	20,307
58,000	2.125%, 03/23/12	58,872
10,000	2.125%, 09/21/12	10,233
25,100	2.500%, 04/23/14	26,218
36,830	2.875%, 02/09/15	38,923
11,038	4.000%, 06/12/13	11,811
25,000	4.125%, 12/21/12	26,436
35,000	4.125%, 09/27/13	37,773
15,000	4.500%, 01/15/13	15,992
25,000	4.500%, 01/15/14	27,365
15,960	4.500%, 04/02/14	17,507
37,500	4.750%, 03/05/12	38,785
15,000	4.750%, 01/19/16	17,016
75,196	5.000%, 01/30/14	83,353
40,505	5.000%, 07/15/14	45,400
25,000	5.125%, 07/15/12	26,381
10,000	5.250%, 04/18/16	11,594
2,000	5.500%, 09/15/11	2,031
17,000	5.750%, 01/15/12	17,589
	Federal National Mortgage Association,
5,700	Zero Coupon, 07/05/14	5,461
5,000	0.875%, 01/12/12	5,019
40,000	1.000%, 04/04/12	40,251
30,000	1.000%, 09/23/13	30,204
18,035	1.550%, 10/27/15	17,988
35,000	1.750%, 02/22/13	35,768
10,800	1.875%, 04/20/12	10,955
15,000	2.375%, 04/11/16	15,338
5,000	2.500%, 05/15/14	5,219
25,000	3.625%, 02/12/13	26,321
3,245	4.000%, 03/27/13	3,453
11,310	4.000%, 04/15/13	12,054
6,135	4.050%, 04/18/13	6,546
5,000	4.125%, 04/29/13	5,347
7,892	4.125%, 07/11/13	8,477
25,000	4.375%, 09/15/12	26,300
17,000	4.375%, 03/15/13	18,186
107,600	4.375%, 07/17/13	116,137
40,000	4.625%, 10/15/13	43,679
75,750	4.750%, 11/19/12	80,605
87,497	4.750%, 02/21/13	93,912
35,750	4.875%, 05/18/12	37,229
7,000	5.000%, 10/15/11	7,128
10,000	5.000%, 04/15/15	11,391
10,000	5.000%, 03/15/16	11,480
6,000	6.260%, 11/26/12	6,516

	Total U.S. Government Agency Securities (Cost $2,325,859)	2,371,235

U.S. Treasury Obligations — 30.1%
	U.S. Treasury Notes,
178,450	0.228%, 10/31/11 (m)	179,098
80,000	0.257%, 01/31/12	80,384
50,000	0.268%, 09/30/11	50,147
152,000	0.344%, 02/29/12	152,801
55,000	0.375%, 08/31/12	55,077
40,000	0.375%, 10/31/12	40,044
10,000	0.500%, 11/30/12	10,029
35,000	0.500%, 11/15/13	34,912
30,000	0.625%, 06/30/12	30,124
163,000	0.625%, 07/31/12 (m)	163,719
35,000	0.625%, 12/31/12	35,157
30,000	0.625%, 01/31/13	30,130
5,000	0.625%, 02/28/13	5,021
15,000	0.625%, 04/30/13	15,054
68,000	0.750%, 11/30/11	68,215
73,000	0.750%, 05/31/12	73,380
25,000	0.750%, 03/31/13	25,154
20,000	0.750%, 08/15/13	20,103
76,000	0.750%, 09/15/13	76,344
110,000	1.000%, 12/31/11	110,546
80,000	1.000%, 03/31/12	80,534
40,000	1.000%, 04/30/12	40,288
35,000	1.000%, 07/15/13	35,369
35,000	1.000%, 01/15/14	35,309
20,000	1.000%, 05/15/14	20,131
121,000	1.125%, 01/15/12 (m)	121,733
46,000	1.125%, 12/15/12	46,566
170,600	1.125%, 06/15/13 (m)	172,840
90,000	1.250%, 02/15/14	91,371
10,000	1.250%, 03/15/14	10,150
15,000	1.250%, 04/15/14	15,216
20,000	1.250%, 08/31/15	19,920
20,000	1.250%, 09/30/15	19,888
142,580	1.375%, 02/15/12 (m)	143,800
68,300	1.375%, 05/15/12	69,052
136,565	1.375%, 09/15/12	138,502
85,000	1.375%, 10/15/12 (m)	86,262
104,680	1.375%, 11/15/12	106,299
15,000	1.375%, 01/15/13	15,247
30,000	1.375%, 02/15/13	30,509
72,000	1.375%, 03/15/13	73,243
30,000	1.375%, 05/15/13	30,540
93,480	1.750%, 11/15/11	94,170
78,210	1.750%, 08/15/12	79,621
35,000	1.750%, 07/31/15	35,635
10,000	1.875%, 06/15/12	10,170
5,750	1.875%, 04/30/14	5,935
20,000	1.875%, 06/30/15	20,488
40,000	2.000%, 04/30/16	40,659

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
25,000	2.125%, 12/31/15	25,697
75,000	2.125%, 02/29/16	76,905
30,250	2.250%, 01/31/15	31,524
50,000	2.250%, 03/31/16	51,500
10,000	2.375%, 10/31/14	10,472
4,300	3.125%, 09/30/13	4,557

	Total U.S. Treasury Obligations (Cost $3,119,201)	3,145,541

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
154,676	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $154,676)	154,676

PRINCIPAL AMOUNT ($)
Investment of Cash Collateral for Securities on Loan — 0.0% (g)
	Investment Company — 0.0% (g)
2,135	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $2,135)	2,135

	Total Investments —99.8% (Cost $10,246,718)	10,419,668
	Other Assets in Excess of Liabilities — 0.2%	22,519

	NET ASSETS — 100.0%	$10,442,187

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2011.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2011.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees,with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,861
Aggregate gross unrealized depreciation	(16,911)

Net unrealized appreciation/depreciation	$172,950

Federal income tax cost of investments	$10,246,718

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$156,811	$10,262,857	$—	$10,419,668

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and a money market mutual fund held as an Investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Collateralized Mortgage Obligations — 0.1%
	Agency CMO — 0.1%
1,001	Federal National Mortgage Association REMICS, Series 2002-36, Class FS, VAR, 0.694%, 06/25/32	1,005
165	Government National Mortgage Association, Series 2000-38, Class F, VAR, 0.596%, 12/20/30	164

	Total Collateralized Mortgage Obligations (Cost $1,166)	1,169

Municipal Bonds — 101.3%
	Alabama — 0.5%
	Other Revenue — 0.5%
1,000	Auburn University, General Fee, Series A, Rev., 5.000%, 06/01/15	1,142
5,000	Mobile Industrial Development Board, Alabama Power Co., Barry Plant, Rev., VAR, 1.000%, 08/16/11	5,002

	Total Alabama	6,144

	Alaska — 0.1%
	Other Revenue — 0.1%
1,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., 5.000%, 04/01/12 (m)	1,036

	Arizona — 0.9%
	Certificate of Participation/Lease — 0.3%
3,625	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/18	3,894

	Hospital — 0.4%
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.180%, 02/02/15	4,468

	Transportation — 0.2%
2,000	Arizona State Transportation Board, Maricopa County Regional Area Roads, Rev., 5.000%, 07/01/11	2,008

	Total Arizona	10,370

	California — 1.0%
	Hospital — 0.1%
1,000	California Health Facilities Financing Authority, Stanford Hospital, Series A- 3, Rev., VAR, 3.450%, 11/15/40	1,001

	Other Revenue — 0.2%
2,500	South Placer Wastewater Authority, Series D, Rev., VAR, 1.010%, 06/08/11	2,487

	Prerefunded — 0.7%
5,250	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-4, Rev., 7.800%, 06/01/13 (p)	5,983
1,635	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.250%, 07/01/13 (p)	1,797

		7,780

	Total California	11,268

	Colorado — 1.7%
	Housing — 0.0% (g)
90	El Paso County, Single Family Mortgage, Series A, Rev., 6.200%, 11/01/24	91

	Prerefunded — 0.5%
2,165	Douglas County School District No Re-1 Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,533
2,295	El Paso County School District No. 20 Academy, GO, NATL-RE, FGIC, 5.250%, 12/15/12 (p)	2,466

		4,999

	Transportation — 1.0%
10,000	Colorado Department of Transportation, Series B, Rev., NATL- RE, 5.500%, 06/15/14	11,385

	Utility — 0.2%
2,000	City of Colorado Springs, Utilities Systems, Sub Lien, Series A, Rev., 5.000%, 11/15/11	2,043

	Total Colorado	18,518

	Connecticut — 2.4%
	Education — 0.2%
2,300	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., NATL-RE, 4.375%, 11/15/13	2,448

	General Obligation — 2.2%
	State of Connecticut,
5,000	GO, 5.000%, 03/15/12	5,186
5,000	Series E, GO, AGM, 5.500%, 11/15/12	5,372
10,100	State of Connecticut, Economic Recovery, Series A, GO, 5.000%, 01/01/13	10,816
	Town of Glastonbury,
1,320	GO, 5.000%, 05/15/13	1,438

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	General Obligation — Continued
1,000	GO, 5.000%, 05/15/14	1,125

		23,937

	Total Connecticut	26,385

	Delaware — 2.9%
	General Obligation — 2.2%
	State of Delaware,
6,000	Series 2009C, GO, 5.000%, 10/01/16	7,137
14,090	Series A, GO, 5.000%, 07/01/17	16,843

		23,980

	Transportation — 0.7%
7,500	Delaware Transportation Authority, Motor Fuel Tax Revenue, Series B, Rev., AMBAC, 5.250%, 07/01/12	7,905

	Total Delaware	31,885

	District of Columbia — 0.2%
	Water & Sewer — 0.2%
1,725	District of Columbia Water & Sewer Authority, Sub Lien, Series A, Rev., AGC, 5.000%, 10/01/13	1,888

	Florida — 5.5%
	Education — 0.6%
6,250	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.000%, 04/01/12	6,452

	Other Revenue — 1.4%
2,000	Broward County, Main Court House Project, Series A, Rev., 5.000%, 10/01/15	2,259
10,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A, Rev., 5.000%, 07/01/11	10,039
1,785	Miami-Dade County, Capital Asset Acquisition, Series A, Rev., AMBAC, 5.000%, 04/01/14	1,940
1,500	Tampa Bay Water Utility System, Water Supply Authority, Rev., 5.000%, 10/01/14 (w)	1,674

		15,912

	Prerefunded — 1.8%
2,195	Collier County School Board, COP, AGM, 5.375%, 02/15/12 (p)	2,275
9,440	Hillsborough County School Board, Rev., AMBAC, 5.375%, 10/01/11 (p)	9,599
3,000	Orange County, Tourist Development, Senior Lien, Rev., AMBAC, 5.500%, 04/01/12 (p)	3,132
4,875	Palm Beach County School Board, Series B, COP, VAR, FGIC, 5.000%, 08/01/11 (p)	4,909

		19,915

	Water & Sewer — 1.7%
	Miami-Dade County, Water & Sewer Systems,
1,645	Series B, Rev., AGM, 5.000%, 10/01/13	1,796
5,000	Series B, Rev., AGM, 5.000%, 10/01/14	5,594
	Tampa Bay Water Utility System, Water Supply Authority,
5,000	Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,489
5,000	Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,813

		18,692

	Total Florida	60,971

	Georgia — 6.3%
	General Obligation — 4.0%
5,000	Bartow County School District, Series A, GO, 5.000%, 10/01/14	5,660
2,000	Carroll County, Sales Tax, GO, AGC, 5.000%, 07/01/11	2,008
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	5,777
2,160	Floyd County, Sales Tax, GO, 5.000%, 04/01/12	2,245
	State of Georgia,
5,000	Series G, GO, 4.000%, 11/01/12	5,263
7,415	Series G, GO, 5.000%, 10/01/12	7,881
2,780	Series I, GO, 5.000%, 07/01/16	3,281
10,000	Series I, GO, 5.000%, 07/01/18	11,977

		44,092

	Other Revenue — 0.8%
	Camden County Public Service Authority, St. Mary’s Project,
1,230	Rev., 5.000%, 12/01/15	1,423
1,685	Rev., 5.000%, 12/01/16	1,981
5,000	Georgia State Road & Tollway Authority, Federal Highway, Series A, Rev., GAN, 5.000%, 06/01/16	5,851

		9,255

	Prerefunded — 0.8%
8,850	State of Georgia, Series B, GO, 5.000%, 05/01/12 (p)	9,237

	Special Tax — 0.7%
6,870	Georgia State Road & Tollway Authority, Rev., 5.250%, 10/01/12	7,325

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Special Tax — Continued
	Total Georgia	69,909

	Hawaii — 2.0%
	General Obligation — 1.8%
5,000	City & County of Honolulu, Series A, GO, NATL-RE, 5.000%, 07/01/13	5,464
	State of Hawaii,
2,205	Series D, GO, 5.000%, 06/01/16 (p)	2,612
10,160	Series DY, GO, 5.000%, 02/01/20	11,987

		20,063

	Prerefunded — 0.2%
2,750	State of Hawaii, Series CZ, GO, AGM, 5.000%, 07/01/12 (p)	2,888

	Total Hawaii	22,951

	Idaho — 1.1%
	Short Term Note — 0.5%
5,925	State of Idaho, TAN, Rev., 2.000%, 06/30/11	5,934

	Transportation — 0.6%
6,045	Idaho Housing & Finance Association, Federal Highway, Series A, Rev., AGC, 5.250%, 07/15/14	6,721

	Total Idaho	12,655

	Illinois — 4.5%
	Education — 0.4%
5,000	Illinois Finance Authority, Educational Facilities, University of Chicago, Series B-1, Rev., VAR, 1.125%, 02/14/13	5,017

	General Obligation — 0.5%
5,000	Kane Cook & DuPage Counties School District No. U-46 Elgin, GO, 4.000%, 01/01/14	5,281

	Hospital — 0.3%
	Illinois Finance Authority, Advocate Health Care,
2,500	Series A-3, Rev., VAR, 3.875%, 05/01/12	2,575
1,010	Sub Series C3B, Rev., VAR, 4.375%, 07/01/14	1,084

		3,659

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,075	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, AMBAC, 4.350%, 06/01/13	2,056

	Other Revenue — 0.2%
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,909

	Prerefunded — 2.6%
5,000	Chicago Board of Education, Series C, GO, AGM, 5.000%, 12/01/11 (p)	5,119
5,000	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement, GO, 5.500%, 12/01/12 (p)	5,219
6,775	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/14 (p)	7,519
4,425	Illinois State Toll Highway Authority, Senior Priority, Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	5,235
3,735	State of Illinois, First Series, GO, NATL-RE, FGIC, 5.375%, 11/01/11 (p)	3,816
2,000	Will & Kendall Counties Community Consolidated School District 202, School Building, Series A, GO, FGIC, 5.000%, 07/01/13 (p)	2,182

		29,090

	Transportation — 0.3%
2,845	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Section 5309, Rev., AGC, 5.000%, 06/01/14	3,047

	Total Illinois	50,059

	Indiana — 3.0%
	Education — 0.3%
2,375	Indiana University, Student Fee, Series T-1, Rev., 5.000%, 08/01/14	2,684
1,000	Purdue University, Student Fee, Series X, Rev., 5.000%, 07/01/11	1,004

		3,688

	General Obligation — 0.1%
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,146

	Hospital — 0.2%
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A3, Rev., VAR, 5.000%, 07/01/11	1,757

	Other Revenue — 0.8%
1,000	Franklin Township-Marion County Multiple School Building Corp., First Mortgage, Rev., 5.000%, 07/10/14	1,101
1,900	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,155

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Other Revenue — Continued
	Indianapolis Local Public
	Improvement Bond Bank,
2,100	Series D, Rev., 5.000%, 06/01/14	2,306
3,320	Series D, Rev., 5.000%, 06/01/17	3,773

		9,335

	Prerefunded — 1.6%
4,775	Carmel School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 07/15/13 (p)	5,230
2,100	Indiana Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	2,376
9,000	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	10,185

		17,791

	Total Indiana	33,717

	Iowa — 0.2%
	Other Revenue — 0.2%
2,000	Iowa Higher Education Loan Authority, Private College Facility, Rev., 4.000%, 12/01/13	2,166

	Kansas — 0.3%
	General Obligation — 0.2%
2,400	City of Olathe, Series 211, GO, 5.000%, 10/01/12	2,551

	Other Revenue — 0.1%
1,000	Kansas Development Finance Authority, Kansas State Projects, Series E-1, Rev., 5.000%, 11/01/14	1,132

	Total Kansas	3,683

	Kentucky — 2.0%
	Other Revenue — 0.6%
3,820	Kentucky State Property & Buildings Commission, Project 95, Series A, Rev., 5.000%, 08/01/13	4,143
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,912

		7,055

	Prerefunded — 0.8%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., AGM, 5.000%, 08/01/15 (p)	6,182
2,585	Kentucky State Property & Buildings Commission, Refunding Project 72, Rev., NATL-RE, 5.375%, 10/01/11 (p)	2,630

		8,812

	Transportation — 0.6%
	Kenton County Airport Board,
1,000	Rev., AMT, NATL-RE, 5.000%, 03/01/12	1,026
5,830	Rev., AMT, XLCA, 5.000%, 03/01/12	5,979

		7,005

	Total Kentucky	22,872

	Louisiana — 1.5%
	Certificate of Participation/Lease — 0.5%
5,000	City of Baton Rouge / Parish of East Baton Rouge, Public Improvement, Series ST, Rev., COP, NATL-RE, 5.000%, 02/01/13 (p)	5,428

	Other Revenue — 0.7%
7,605	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.930%, 06/01/13	7,612

	Prerefunded — 0.3%
3,010	City of Baton Rouge / Parish of East Baton Rouge, Public Improvement, Series ST, Rev., AMBAC, 5.125%, 02/01/14 (p)	3,390

	Total Louisiana	16,430

	Maine — 0.7%
	General Obligation — 0.2%
2,675	State of Maine, Series C, GO, 4.000%, 06/01/13	2,863

	Other Revenue — 0.5%
5,215	University of Maine, Rev., AGM, 5.375%, 03/01/12	5,417

	Total Maine	8,280

	Maryland — 4.5%
	General Obligation — 3.7%
2,475	Anne Arundel County, General Improvement, GO, 4.000%, 04/01/12	2,552
1,590	Anne Arundel County, Water & Sewer System, GO, 5.000%, 04/01/15 (m)	1,822
3,250	Harford County, Public Improvement, GO, 4.500%, 12/01/13	3,567
2,100	Maryland State Transportation Authority, GO, 5.250%, 03/01/16	2,488
	Prince George’s County, Public Improvement,
1,500	GO, 5.500%, 10/01/13	1,674
3,000	Series A, GO, 5.000%, 07/15/13	3,289
5,270	Series A, GO, 5.000%, 09/15/18	6,344
	State of Maryland, State and Local Facilities,
11,275	Series A, GO, 5.000%, 11/01/14	12,859

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	General Obligation — Continued
5,000	Series B, GO, 5.000%, 08/01/17	5,981

		40,576

	Other Revenue — 0.5%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,849

	Special Tax — 0.3%
3,190	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 11/01/12	3,401

	Total Maryland	49,826

	Massachusetts — 4.6%
	Education — 2.2%
	Massachusetts School Building Authority,
6,890	Series A, Rev., 4.000%, 05/15/13	7,354
8,385	Series A, Rev., 4.000%, 05/15/14	9,147
7,250	Series A, Rev., 5.000%, 05/15/15	8,319

		24,820

	General Obligation — 0.8%
2,840	City of Boston, Series A, GO, 5.000%, 04/01/16	3,327
5,000	Commonwealth of Massachusetts, Series D, GO, NATL-RE, 5.500%, 11/01/13	5,588

		8,915

	Industrial Development Revenue/Pollution
	Control Revenue — 0.2%
1,500	Massachusetts Water Pollution Abatement, State Revolving Fund, Series 14, Rev., 5.000%, 08/01/13	1,645

	Prerefunded — 1.1%
	Commonwealth of Massachusetts,
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,389
500	Series B, GO, 5.000%, 08/01/14 (p)	566
5,000	Series D, GO, 5.250%, 10/01/13 (p)	5,543
3,515	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series 4-A, Rev., NATL- RE, 5.250%, 11/01/14 (p)	4,051

		12,549

	Special Tax — 0.3%
3,000	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/14	3,402

	Total Massachusetts	51,331

	Michigan — 2.2%
	General Obligation — 0.3%
1,470	Kentwood Public Schools, GO, 5.000%, 05/01/12	1,528
1,645	Southfield Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,835

		3,363

	Prerefunded — 0.9%
5,000	City of Detroit, Senior Lien, Series A, Rev., FGIC, 5.125%, 07/01/11 (p)	5,021
4,420	Delta County Economic Development Corp., Mead Westvaco-Escanaba, Series A, Rev., 6.250%, 04/15/12 (p)	4,646
1,070	Van Buren Charter Township Local Development Finance Authority, Tax Increment, GO, FGIC, 5.250%, 04/01/13 (p)	1,162

		10,829

	Transportation — 0.3%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	3,029

	Water & Sewer — 0.7%
10,885	City of Detroit, Sewer Disposal, Series D, Rev., VAR, AGM, 0.804%, 07/01/32	7,554

	Total Michigan	24,775

	Minnesota — 3.1%
	General Obligation — 1.7%
	State of Minnesota,
6,565	GO, 5.000%, 08/01/13	7,210
5,555	GO, 5.000%, 10/01/15	6,469
5,000	State of Minnesota, Various Purpose, Series A, GO, 5.000%, 08/01/15	5,798

		19,477

	Hospital — 0.2%
2,000	St. Paul Housing & Redevelopment Authority, Series A, Rev., NATL-RE, 5.000%, 11/15/14	2,209

	Prerefunded — 1.2%
5,000	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/12 (p)	5,180
7,305	State of Minnesota, GO, 5.250%, 11/01/12 (p)	7,816

		12,996

	Total Minnesota	34,682

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Mississippi — 0.2%
	Certificate of Participation/Lease — 0.2%
1,060	Mississippi Development Bank Special Obligation, Marshall County Correctional Facility, Series C, Rev., COP, 5.000%, 08/01/11 (p)	1,069
1,045	Mississippi Development Bank Special Obligation, Wilkinson County Correctional Center, Series D, Rev., COP, 5.000%, 08/01/11 (p)	1,053

	Total Mississippi	2,122

	Missouri — 1.2%
	General Obligation — 0.5%
5,000	Kansas City, Streetlight Project, Series A, GO, NATL-RE, 5.000%, 02/01/13	5,379

	Other Revenue — 0.3%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,056

	Transportation — 0.4%
	City of St. Louis, Lambert-St. Louis International Airport,
4,000	Series A-2, Rev., 4.000%, 07/01/11	4,007
1,000	Series A-2, Rev., 4.250%, 07/01/12	1,002

		5,009

	Total Missouri	13,444

	Montana — 0.2%
	General Obligation — 0.2%
1,775	State of Montana, Long Range Building Program, Series A, GO, 3.000%, 08/01/12	1,831

	Nebraska — 0.2%
	Other Revenue — 0.1%
1,175	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	1,350

	Utility — 0.1%
1,160	Nebraska Public Power District, Series B, Rev., 5.000%, 01/01/12	1,192

	Total Nebraska	2,542

	Nevada — 1.1%
	Certificate of Participation/Lease — 0.2%
2,500	Clark County, Motor Vehicle Fuel Tax, Rev., COP, AMBAC, 5.250%, 07/01/14	2,680

	Other Revenue — 0.2%
2,000	State of Nevada, Motor Vehicle Fuel Tax, Rev., NATL-RE, 5.000%, 12/01/13	2,179

	Prerefunded — 0.7%
7,185	Truckee Meadows Water Authority, Series A, Rev., AGM, 5.250%, 07/01/11 (p)	7,215

	Total Nevada	12,074

	New Hampshire — 0.5%
	Other Revenue — 0.5%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	5,240

	New Jersey — 5.1%
	Education — 1.9%
	New Jersey EDA, School Facilities Construction,
2,475	Series J3, Rev., VAR, AGM, 5.000%, 09/01/14	2,676
4,500	Series J4, Rev., VAR, AGM, 5.000%, 09/01/14	4,866
5,095	Series L, Rev., AGM, 5.250%, 03/01/15	5,665
5,845	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/14	6,636
1,475	New Jersey State Educational Facilities Authority, Stevens Institute of Technology, Series A, Rev., 5.000%, 07/01/13	1,548

		21,391

	General Obligation — 1.3%
410	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, GO, NATL-RE, 5.250%, 12/15/13 (p)	458
9,605	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation System, GO, NATL- RE, 5.250%, 12/15/13	10,495
3,000	State of New Jersey, Various Purpose, GO, AMBAC, 5.000%, 04/01/14 (p)	3,367

		14,320

	Other Revenue — 1.1%
2,250	New Jersey EDA, PSE&G Project, Rev., AMT, VAR, 1.200%, 12/01/11	2,255
9,895	New Jersey EDA, School Facilities Construction, Series C, Rev., VAR, 1.980%, 02/01/18	9,869

		12,124

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Prerefunded — 0.7%
4,675	Garden State Preservation Trust, Series A, Rev., AGM, 5.250%, 11/01/13 (p)	5,203
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.000%, 12/15/18 (p)	2,157

		7,360

	Transportation — 0.1%
1,445	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.500%, 12/15/15	1,656

	Total New Jersey	56,851

	New Mexico — 1.3%
	General Obligation — 0.3%
1,335	Albuquerque Municipal School District No. 12, Education Technology, GO, 5.000%, 08/01/14 (m) (w)	1,504
2,000	New Mexico Finance Authority, Senior Lien, Series A, GO, NATL-RE, 5.250%, 06/15/14 (p)	2,274

		3,778

	Other Revenue — 1.0%
	New Mexico Finance Authority, Sub Lien,
5,000	Series A-2, Rev., 5.000%, 12/15/13	5,530
5,000	Series A-2, Rev., 5.000%, 12/15/14	5,678

		11,208

	Total New Mexico	14,986

	New York — 5.5%
	Education — 0.4%
2,060	Erie County Industrial Development Agency, School District Buffalo Project, Series A, Rev., AGM, 5.000%, 05/01/12	2,146
2,500	New York State Dormitory Authority, Series B, Rev., VAR, CIFG, 6.000%, 05/15/12	2,629

		4,775

	General Obligation — 0.9%
1,000	New York City, Series F, GO, 5.500%, 12/15/12	1,075
5,000	State of New York, Series C, GO, 5.000%, 09/01/13	5,485
2,740	Suffolk County, Public Improvement,
	Series B, GO, 4.500%, 11/01/11	2,788

		9,348

	Hospital — 0.1%
1,055	New York State Dormitory Authority, Health Facilities, Series 1, Rev., 5.000%, 01/15/14	1,137

	Other Revenue — 1.8%
1,050	Erie County Industrial Development Agency (The), Series A, Rev., 5.000%, 05/01/14	1,161
2,000	Erie County Industrial Development Agency, School District Buffalo Project, Series B, Rev., 5.000%, 05/01/16 (w)	2,288
6,250	New York City Transitional Finance Authority, New York City Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/15	7,226
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,486
5,000	Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/11	5,001

		20,162

	Special Tax — 0.3%
3,500	New York City Transitional Finance Authority, Sub Series 3B-1, Rev., 5.000%, 11/01/12	3,728

	Transportation — 1.3%
2,000	Metropolitan Transportation Authority, Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/11	2,045
11,575	Triborough Bridge & Tunnel Authority, Series A-1, Rev., VAR, 4.000%, 11/15/12	12,138

		14,183

	Utility — 0.3%
3,000	Long Island Power Authority, Series B, Rev., 5.250%, 12/01/12	3,206

	Water & Sewer — 0.4%
4,315	New York City Municipal Water Finance Authority, Series BB, Rev., 5.000%, 06/15/13	4,707

	Total New York	61,246

	North Carolina — 4.1%
	General Obligation — 3.0%
1,445	City of Charlotte, Series C, GO, 5.000%, 06/01/12	1,514
3,155	Durham County, Series A, GO, 5.000%, 11/01/17	3,786
5,000	Mecklenburg County, Public Improvement, Series C, GO, 5.000%, 02/01/13	5,386

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	General Obligation — Continued
2,215	New Hanover County, GO, 5.000%, 12/01/12	2,371
5,000	State of North Carolina, Series B, GO, 5.000%, 04/01/16	5,878
	Wake County,
10,000	GO, 5.000%, 02/01/16	11,708
2,035	Series C, GO, 5.000%, 03/01/14	2,273

		32,916

	Utility — 0.8%
4,550	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.000%, 01/01/13	4,831
3,930	North Carolina Municipal Power Agency, No. 1 - Catawba, Series A, Rev., 5.250%, 01/01/13	4,195

		9,026

	Water & Sewer — 0.3%
3,160	City of Raleigh, Series A, Rev., 5.000%, 03/01/15	3,612

	Total North Carolina	45,554

	Ohio — 2.8%
	General Obligation — 1.1%
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,742
5,050	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 09/01/15	5,803

		11,545

	Housing — 0.0% (g)
305	Columbus Regional Airport Authority, Joseph Knight Towers Project, Series A, Rev., GNMA COLL, 4.300%, 02/20/14	316

	Other Revenue — 1.3%
5,000	Ohio State Building Authority, Series C, Rev., 5.000%, 10/01/14	5,622
4,995	Ohio State Water Development Authority, Drinking Water Assistance, Series B, Rev., 5.000%, 12/01/13	5,526
3,205	University of Cincinnati, Series F, Rev., 5.000%, 06/01/15	3,579

		14,727

	Prerefunded — 0.4%
4,325	Milford Exempt Village School District, School Improvement, GO, AGM, 5.125%, 12/01/11 (p)	4,432

	Total Ohio	31,020

	Oklahoma — 0.2%
	Other Revenue — 0.2%
1,670	Tulsa County Industrial Authority, Broken Arrow Public School Project, Rev., 4.000%, 09/01/14	1,797

	Oregon — 0.9%
	Certificate of Participation/Lease — 0.9%
	Oregon State Department of
	Administrative Services,
2,850	Series A, COP, 5.000%, 05/01/15	3,236
6,030	Series D, COP, 5.000%, 11/01/12	6,414

	Total Oregon	9,650

	Pennsylvania — 7.4%
	Education — 0.1%
1,000	Pennsylvania State Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 4.125%, 05/01/13	1,041

	General Obligation — 1.1%
5,000	Commonwealth of Pennsylvania, First Series, GO, NATL-RE, 5.250%, 02/01/12	5,166
	Philadelphia School District,
4,335	Series C, GO, 5.000%, 09/01/11	4,383
3,020	Series C, GO, 5.000%, 09/01/12	3,170

		12,719

	Other Revenue — 0.8%
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL- RE, 5.000%, 12/15/14	3,032
3,000	Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., VAR, 2.625%, 12/03/12	3,032
3,000	Pennsylvania Turnpike Commission, Series B, Rev., VAR, 0.830%, 06/01/14	3,000

		9,064

	Prerefunded — 4.5%
3,060	City of Scranton, Series C, GO, 7.100%, 09/01/11 (p)	3,111
	Commonwealth of Pennsylvania, First Series,
3,500	GO, NATL-RE, 5.000%, 01/01/13 (p)	3,752
6,025	GO, NATL-RE, 5.000%, 02/01/14 (p)	6,712
5,485	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 09/15/11 (p)	5,615

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Prerefunded — Continued
5,000	Philadelphia Authority for Industrial Development, Series B, Rev., AGM, 5.500%, 10/01/11 (p)	5,138
	Philadelphia School District,
2,005	Series A, GO, AGM, 5.500%, 02/01/12 (p)	2,075
2,350	Series D, GO, FGIC, 5.125%, 06/01/14 (p)	2,655
5,000	State Public School Building Authority, Rev., FGIC, 5.000%, 11/15/14 (p)	5,724
12,020	State Public School Building Authority, Philadelphia School District Project, Rev., AGM, 5.000%, 06/01/13 (p)	13,086
	Warwick School Distric,
2,135	GO, FGIC, 5.000%, 03/01/14 (p)	2,383

		50,251

	Special Tax — 0.2%
2,500	Pennsylvania Intergovernmental Cooperation Authority, Special Tax, 5.000%, 06/15/12	2,620

	Transportation — 0.7%
5,000	Pennsylvania Turnpike Commission, Series C, Rev., VAR, 0.700%, 12/01/11	5,003
2,450	Philadelphia Parking Authority, Airport, Rev., 5.000%, 09/01/11	2,475

		7,478

	Total Pennsylvania	83,173

	Puerto Rico — 0.5%
	Prerefunded — 0.5%
2,820	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	3,087
3,000	Puerto Rico Public Finance Corp., Commonwealth Appropriations, Series A, Rev., NATL-RE, 5.375%, 08/01/11 (p)	3,025

		6,112

	Total Puerto Rico	6,112

	South Carolina — 1.6%
	General Obligation — 0.5%
5,000	State of South Carolina, Series A, GO, 5.000%, 11/01/15	5,835

	Other Revenue — 0.4%
4,665	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/18	4,671

	Prerefunded — 0.6%
6,000	South Carolina Transportation Infrastructure Bank, Junior Lien, Series B, Rev., AMBAC, 5.250%, 10/01/11 (p)	6,099

	Utility — 0.1%
1,000	South Carolina State Public Service Authority, Series D, Rev., AGM, 5.250%, 01/01/12	1,029

	Total South Carolina	17,634

	Tennessee — 2.5%
	Education — 0.2%
2,550	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., 5.000%, 10/01/13	2,811

	General Obligation — 1.8%
4,000	Metropolitan Government of Nashville & Davidson County, Series D, GO, 5.000%, 07/01/16	4,709
7,000	Shelby County, Series A, GO, AMBAC, 5.000%, 04/01/15	8,022
6,325	Shelby County, Public Improvement & Schools, Series A, GO, 5.000%, 04/01/13	6,850

		19,581

	Other Revenue — 0.3%
3,200	Metropolitan Nashville Airport Authority, Series B, Rev., AGM, 4.000%, 07/01/13	3,394

	Prerefunded — 0.2%
2,195	Tennessee State School Bond Authority, Higher Educational Facilities, Series A, Rev., AGM, 5.000%, 05/01/12 (p)	2,290

	Total Tennessee	28,076

	Texas — 7.4%
	Education — 0.4%
1,110	Austin Community College District, Round Rock Campus, Educational Facilities Project, Rev., 5.250%, 08/01/13	1,215
	San Leanna Educational Facilities Corp., Higher Education, Saint Edwards University Project,
285	Rev., 4.500%, 06/01/11	285
685	Rev., 4.500%, 06/01/12	704
	University of North Texas, Financing System,

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Education — Continued
1,250	Series A, Rev., 5.000%, 04/15/15	1,428
1,000	Series A, Rev., 5.000%, 04/15/16	1,167

		4,799

	General Obligation — 1.6%
1,205	Austin Independent School District, Capital Appreciation, GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	1,204
2,500	Katy Independent School District, School Building, Series C, GO, PSF- GTD, 5.000%, 02/15/15	2,854
2,000	Nueces County, GO, 5.000%, 02/15/16	2,327
	State of Texas, Public Financing Authority,
2,390	GO, 5.000%, 10/01/11	2,429
2,515	Series A, GO, 5.000%, 10/01/14	2,860
1,000	State of Texas, Water Financial Assistance, Series E, GO, 4.000%, 08/01/14	1,098
	Township of Woodlands, Sales & Refunding,
2,080	GO, AGM, 5.000%, 03/01/15	2,324
2,180	GO, AGM, 5.000%, 03/01/16	2,521

		17,617

	Hospital — 0.2%
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/13	1,592

	Other Revenue — 2.0%
2,395	Harris County, Toll Road, Senior Lien, Series D, Rev., 5.000%, 08/15/15	2,747
5,000	Lower Colorado River Authority, Rev., 5.000%, 05/15/16	5,780
1,500	Matagorda County Navigation District No.1, Central Company Project, Rev., VAR, 1.000%, 06/01/12	1,499
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,334
5,000	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	4,998
3,250	Texas Public Finance Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/14	3,644
2,200	Texas State University Systems, Financing System, Rev., 5.000%, 03/15/15	2,509

		22,511

	Prerefunded — 1.7%
5,130	City of Austin, GO, 5.125%, 09/01/11 (p)	5,193
5,000	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	5,711
	University of Texas,
4,425	Series B, Rev., 4.750%, 07/01/14 (p)	4,973
2,650	Series B, Rev., 5.000%, 07/01/15 (p)	3,073

		18,950

	Transportation — 0.5%
5,025	Harris County, Toll Road, Senior Lien, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 08/15/14	5,632

	Utility — 1.0%
2,785	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.000%, 02/01/12	2,873
7,765	Lower Colorado River Authority, Rev., 5.000%, 05/15/14	8,645

		11,518

	Total Texas	82,619

	Utah — 0.7%
	General Obligation — 0.5%
5,000	State of Utah, Series A, GO, 5.000%, 07/01/14	5,647

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,000	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,306

	Total Utah	7,953

	Virginia — 5.7%
	Certificate of Participation/Lease — 0.5%
5,100	Virginia Beach Development Authority, Sentara Health Systems, Series A, Rev., COP, 5.000%, 12/01/11	5,220

	Education — 0.5%
5,185	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/14	5,766

	General Obligation — 1.3%
2,500	Arlington County, Series C, GO, 4.000%, 08/15/16	2,839
3,000	Fairfax County, Series A, GO, 5.000%, 10/01/13	3,315
7,275	Fairfax County, Public Improvement, Series A, GO, 5.250%, 04/01/14	8,201

		14,355

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
5,090	Virginia Beach Development Authority, Series C, Rev., 5.000%, 08/01/18	6,067

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Other Revenue — 0.6%
5,585	Virginia Commonwealth Transportation Board, Capital Projects, Series A-1, Rev., 5.000%, 05/15/16	6,552

	Prerefunded — 1.3%
11,040	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	12,919
1,015	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/13 (p)	1,092

		14,011

	Transportation — 0.9%
5,000	Virginia Commonwealth Transportation Board, Capital Projects, Series A-1, Rev., 5.000%, 05/15/15	5,742
4,500	Virginia Commonwealth Transportation Board, Federal Highway, Reimbursement Notes, Rev., 5.000%, 09/27/12	4,779

		10,521

	Water & Sewer — 0.1%
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,280

	Total Virginia	63,772

	Washington — 1.0%
	General Obligation — 1.0%
7,905	State of Washington, Motor Vehicle Fuel Tax, Series C, GO, 5.000%, 07/01/16	9,292
1,890	State of Washington, Unrefunded Balance, Series 1998-B & AT-7, GO, 6.000%, 06/01/13	2,094

	Total Washington	11,386

	Total Municipal Bonds (Cost $1,113,193)	1,130,883

SHARES
Short-Term Investment — 0.0% (g)
	Investment Company — 0.0%(g)
–(h)	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l)	$—	(h)
	Total Investments — 101.4% (Cost $1,114,359)	1,132,052
	Liabilities in Excess of Other Assets — (1.4)%	(15,432)

	NET ASSETS — 100.0%	$1,116,620

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
CIFG	—	Insured by CDC IXIS Financial Guaranty
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.
XLCA	—	Insured by XL Capital Assurance

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

(a)	Amount rounds to less than $1,000.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,165
Aggregate gross unrealized depreciation	(2,472)

Net unrealized appreciation/depreciation	$17,693

Federal income tax cost of investments	$1,114,359

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	(a)	$1,132,052	$—	$1,132,052

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#

All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 94.6%
	Alaska — 3.2%
	Certificate of Participation/Lease — 0.7%
2,750	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 6.000%, 09/01/28	3,098

	Utility — 2.5%
	Alaska Energy Authority Power, Bradley Lake, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17 (m)	4,090
3,915	Rev., AGM, 6.000%, 07/01/19 (m)	4,600
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/33 (m)	2,621

		11,311

	Total Alaska	14,409

Arizona — 3.4%
	Special Tax — 3.4%
15,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 6.250%, 07/01/38	15,456

California — 19.2%
	Certificate of Participation/Lease — 1.7%
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., COP, 5.500%, 06/01/21	2,839
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	4,875

		7,714

	Education — 2.4%
3,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	3,080
5,915	California State University, Systemwide, Series A, Rev., NATL-RE, FGIC, 5.000%, 11/01/35	5,728
2,060	University of California, Series G, Rev., NATL-RE, FGIC, 5.000%, 05/15/24	2,196

		11,004

	General Obligation — 5.9%
1,500	Foothill-De Anza Community College District, Election, Series C, GO, 5.000%, 08/01/40 (w)	1,534
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,013
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	57
3,000	State of California, GO, 5.250%, 02/01/18	3,151
5,500	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/17	5,517
4,980	State of California, Unrefunded Balance, GO, XLCA-ICR, 5.000%, 02/01/19	5,078
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	5,580
1,000	Tustin Unified School District, School Number 2008-1-2008 Election, Series B, GO, 6.000%, 08/01/36 (w)	1,089

		27,019

	Hospital — 2.5%
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., MTG, 5.000%, 11/01/24	2,192
2,000	Series A, Rev., MTG, 5.000%, 11/01/29	1,895
3,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/21	3,075
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., 5.250%, 11/15/23	4,030

		11,192

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation, NATL-RE, 5.000%, 04/01/19	350

	Other Revenue — 0.6%
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health, Rev., 6.500%, 10/01/38	2,132
325	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	371

		2,503

	Prerefunded — 0.7%
40	California Health Facilities Financing Authority, Providence Health, Rev., 6.500%, 10/01/18 (p)	52
2,630	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	3,172
20	State of California, GO, XLCA-ICR, 5.000%, 02/01/12 (p)	21

		3,245

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Special Tax — 1.4%
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance, Series AH, Rev., AMBAC, 5.250%, 02/01/20	1,825
160	San Mateo County Transportation District, Series A, Rev., NATL-RE, 5.250%, 06/01/19	185
4,550	Sweetwater Union High School District, Special Tax, Series A, AGM, 5.000%, 09/01/27	4,525

		6,535

	Utility — 1.0%
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	2,014
2,500	Los Angeles Department of Water & Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,582

		4,596

	Water & Sewer — 2.9%
2,555	City of Oakland, Sewer System, Series A, Rev., AGM, 5.000%, 06/15/27	2,601
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,110
7,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 05/15/39	7,646

		13,357

	Total California	87,515

Colorado — 2.0%
	Education — 0.3%
1,500	University of Colorado, Series A, Rev., 5.375%, 06/01/38	1,564

	Prerefunded — 0.7%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (m) (p)	3,228

	Transportation — 0.5%
5,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., NATL-RE, Zero Coupon, 09/01/22	2,425

	Utility — 0.5%
	Colorado Water Resources & Power Development Authority,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,039
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,021

		2,060

	Total Colorado	9,277

Delaware — 1.3%
	Prerefunded — 1.3%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	6,109

District of Columbia — 1.0%
	General Obligation — 1.0%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,747

Florida — 2.4%
	General Obligation — 0.6%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	2,883

	Transportation — 0.8%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,814

	Utility — 1.0%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., AGM, 6.050%, 10/01/14	4,299

	Total Florida	10,996

Georgia — 5.3%
	Hospital — 2.1%
10,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	9,495

	Special Tax — 2.7%
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	12,438

	Utility — 0.5%
2,000	Municipal Electric Authority of Georgia, Series BB, Rev., NATL-RE- IBC, 5.250%, 01/01/25	2,170

	Total Georgia	24,103

Illinois — 6.7%
	Education — 1.6%
2,510	Cook County Community High School District No. 219-Niles Township, Unrefunded Balance, GO, NATL-RE, FGIC, 8.000%, 12/01/15	3,113

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Education — Continued
3,930	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., VAR, 5.500%, 08/01/20	4,057

		7,170

	Other Revenue — 0.3%
1,500	Chicago O’Hare International Airport, General Airport,Third Lien, Series A, Rev., 5.750%, 01/01/39	1,529

	Prerefunded — 0.9%
1,750	Chicago Public Building, Commission Building, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,270
1,480	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.000%, 12/01/15 (p)	1,923

		4,193

	Special Tax — 1.2%
4,725	State of Illinois, Series P, Rev., 6.500%, 06/15/22	5,597

	Transportation — 2.7%
	Regional Transportation Authority,
6,000	Rev., NATL-RE, 6.500%, 07/01/30	7,131
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	4,945

		12,076

	Total Illinois	30,565

Indiana — 3.0%
	Certificate of Participation/Lease — 0.3%
1,445	Beech Grove School Building Corp., First Mortgage, Rev., COP, NATL-RE, 6.250%, 07/05/16	1,619

	Prerefunded — 0.1%
295	Indiana Transportation Finance Authority, Highway, Series A, Rev., 7.250%, 06/01/15 (p)	295

	Transportation — 2.6%
7,730	Indiana Transportation Finance Authority, Highway, Series A, Rev., 6.800%, 12/01/16	8,756
2,750	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport Facility, Series A, Rev., 7.250%, 06/01/15	3,072

		11,828

	Total Indiana	13,742

Kansas — 0.7%
	General Obligation — 0.7%
3,050	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	3,249

Louisiana — 1.4%
	Special Tax — 0.7%
2,885	St. Bernard Parish, Sales & Use Tax, Rev., AGM, 5.000%, 03/01/20	3,026

	Transportation — 0.7%
	State of Louisiana, Gas & Fuels Tax,
2,000	Series A, Rev., AMBAC, 5.375%, 06/01/18	2,081
1,040	Series A, Rev., AMBAC, 5.375%, 06/01/19	1,081

		3,162

	Total Louisiana	6,188

Maine — 1.4%
	Transportation — 1.4%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/34	3,280
2,680	Rev., 6.000%, 07/01/38	2,908

	Total Maine	6,188

Massachusetts — 0.3%
	Education — 0.3%
1,495	Massachusetts School Building Authority, Series A, Rev., AMBAC, 5.000%, 08/15/37	1,528

Minnesota — 0.1%
	Housing — 0.1%
480	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., NATL-RE, 5.900%, 08/01/15	482

Missouri — 0.2%
	Education — 0.2%
1,000	University of Missouri, Curators University, Series B, Rev., 5.000%, 11/01/17	1,088

Montana — 0.3%
	Certificate of Participation/Lease — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29	421

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Education — 0.2%
890	Montana State Board of Regents, Higher Education, Series H, Rev., AMBAC, 5.000%, 11/15/18	969

	Total Montana	1,390

New Jersey — 3.4%
	Housing — 1.1%
4,660	New Jersey Housing & Mortgage Finance Agency, Series AA, Rev., 6.375%, 10/01/28	4,996

	Prerefunded — 1.3%
5,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, Rev., NATL-RE, 5.250%, 06/15/15 (k) (p)	5,835

	Transportation — 1.0%
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	4,809

	Total New Jersey	15,640

New York — 18.2%
	Education — 0.5%
1,900	New York Municipal Bond Bank Agency, Series C, Rev., 5.250%, 06/01/21	2,027

	General Obligation — 2.2%
9,255	New York City, Unrefunded Balance, GO, 6.000%, 01/15/18	9,950
10	Rome City School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	10

		9,960

	Housing — 1.4%
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.500%, 06/01/20	3,193
3,000	Series B-1C, Rev., 5.500%, 06/01/21	3,177

		6,370

	Other Revenue — 6.1%
	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water Project,
9,345	Series D, Rev., 5.375%, 06/15/19	9,746
7,270	Series E, Rev., 5.375%, 06/15/17	7,598
7,135	Series E, Rev., 5.375%, 06/15/18	7,425
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/19	3,199

		27,968

	Transportation — 6.4%
26,000	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/94	29,384

	Water & Sewer — 1.6%
2,000	New York City Municipal Water Finance Authority, Second Generation Resolution, Sewer, Series DD, Rev., 5.000%, 06/15/39	2,004
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	5,455

		7,459

	Total New York	83,168

North Carolina — 0.0% (g)
	Housing — 0.0% (g)
20	North Carolina Housing Finance Agency, Single Family Mortgage, Series FF, Rev., AMT, FHA, 6.250%, 03/01/28	20

Ohio — 0.6%
	General Obligation — 0.4%
	Richland County, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/24	556
400	GO, AGC, 6.000%, 12/01/28	441
250	GO, AGC, 6.125%, 12/01/33	271
400	GO, AGC, 6.125%, 12/01/38	429

		1,697

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,000	RiverSouth Authority, Riverfront Area Redevelopment, Series A, Rev., 5.250%, 12/01/21	1,084

	Total Ohio	2,781

Oklahoma — 0.5%
	Water & Sewer — 0.5%
2,000	Oklahoma City Water Utilities Trust, Series A, Rev., 5.000%, 07/01/34	2,107

Pennsylvania — 1.2%
	Industrial Development Revenue/Pollution Control Revenue — 1.2%
5,000	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.500%, 07/01/18	5,229

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	South Carolina — 4.7%
	General Obligation — 2.3%
9,515	Laurens County School District, No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	10,541

	Prerefunded — 1.1%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	5,061

	Utility — 1.3%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	5,743

	Total South Carolina	21,345

	South Dakota — 1.4%
	Prerefunded — 0.8%
2,006	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	2,257
975	Heartland Consumers Power District, Electric, Rev., 7.000%, 01/01/16 (p)	1,144

		3,401

	Utility — 0.6%
2,500	Heartland Consumers Power District, Electric, Rev., AGM, 6.000%, 01/01/17	2,838

	Total South Dakota	6,239

	Texas — 9.1%
	General Obligation — 1.0%
535	City of Carrollton, GO, 5.000%, 08/15/26	592
2,200	City of Forney, Independent School District, School Building, Series A, GO, PSF-GTD, 5.750%, 08/15/33	2,426
1,550	Clear Creek Independent School District, School Improvement, GO, 5.250%, 02/15/26	1,694

		4,712

	Hospital — 0.8%
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/35	3,852

	Other Revenue — 2.1%
1,965	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/42	1,902
5,000	Lower Colorado River Authority, Rev., 5.750%, 05/15/28	5,298
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,196

		9,396

	Prerefunded — 3.0%
3,915	City of Brownsville, Priority Refunding, Utilities, Rev., NATL-RE, 6.250%, 09/01/14 (p)	4,273
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,045
4,250	City of San Antonio, Electric & Gas, Rev., 5.000%, 02/01/17 (p)	4,725
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,775

		13,818

	Utility — 1.2%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,277

	Water & Sewer — 1.0%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	4,575

	Total Texas	41,630

Washington — 3.6%
	Education — 1.4%
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,346

	Hospital — 1.1%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/34	4,846

	Utility — 1.1%
5,000	Energy Northwest Electric, Project No. 1, Series A, Rev., NATL-RE, 5.500%, 07/01/16	5,255

	Total Washington	16,447

	Wisconsin — 0.0% (g)
	Hospital — 0.0% (g)
	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance,
90	Rev., 5.625%, 10/01/13	92
30	Rev., 5.625%, 10/01/14	31

	Total Wisconsin	123

	Total Municipal Bonds (Cost $403,301)	431,761

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 1.7%
	Investment Company — 1.7%
7,630	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (m) (Cost $7,630)	7,630

	Total Investments — 96.3% (Cost $410,931)	439,391
	Other Assets in Excess of Liabilities — 3.7%	16,801

	NET ASSETS — 100.0%	$456,192

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(42)	30 Year U.S. Treasury Bond	06/21/11	$(5,299)	$(253)
(100)	30 Year U.S. Treasury Bond	09/21/11	(12,484)	(108)

				$(361)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
MTG	—	Insured by California Mortgage Insurance
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.
XLCA	—	Insured by XL Capital Assurance

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.

*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,064
Aggregate gross unrealized depreciation	(1,604)

Net unrealized appreciation/depreciation	$28,460

Federal income tax cost of investments	$410,931

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”)(amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$7,630	$431,761	$—	$439,391
Depreciation in Other Financial Instruments
Futures Contracts	$(361)	$—	$—	$(361)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 24.2%
	Federal Farm Credit Bank,
20,000	3.625%, 07/15/11 (m)	20,085
24,000	3.875%, 06/04/12 (m)	24,868
9,745	4.000%, 05/21/13	10,415
25,000	4.350%, 09/02/14 (m)	27,633
500	6.270%, 01/26/16	597
	Federal Home Loan Bank,
5,000	1.125%, 05/18/12	5,041
9,400	5.310%, 12/28/12	10,126
1,772	New Valley Generation I,
	7.299%, 03/15/19	2,104
4,498	New Valley Generation II,
	5.572%, 05/01/20	4,856

	Total U.S. Government Agency Securities (Cost $100,442)	105,725

U.S. Treasury Obligations — 74.0%
	U.S. Treasury Notes,
24,800	0.625%, 06/30/12	24,903
10,700	0.875%, 02/29/12	10,756
28,000	1.250%, 08/31/15	27,888
5,665	1.375%, 02/15/12	5,713
60,000	1.375%, 05/15/12	60,661
21,040	1.375%, 02/15/13	21,397
7,000	1.750%, 04/15/13	7,173
20,000	1.750%, 07/31/15	20,362
40,000	1.875%, 06/15/12	40,681
12,000	1.875%, 04/30/14	12,387
70,000	2.000%, 11/30/13	72,379
10,000	2.000%, 01/31/16	10,210
8,000	2.375%, 10/31/14	8,378

	Total U.S. Treasury Obligations (Cost $318,712)	322,888

SHARES
Short-Term Investment — 1.5%
Investment Company — 1.5%
6,635	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (Cost $ 6,635)	6,635

	Total Investments — 99.7% (Cost $425,789)	435,248
	Other Assets in Excess of Liabilities — 0.3%	1,493

	NET ASSETS — 100.0%	$436,741

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,506
Aggregate gross unrealized depreciation	(47)

Net unrealized appreciation/depreciation	$9,459

Federal income tax cost of investments	$425,789

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$6,635	$428,613	$—	$435,248

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 74.6%
	Federal Farm Credit Bank — 0.8%
100,000	DN, 0.200%, 07/01/11 (m) (n)	99,983
50,000	VAR, 0.220%, 10/12/12	49,993
250,000	VAR, 0.270%, 01/14/13	249,796

		399,772

	Federal Home Loan Bank — 26.5%
430,000	0.170%, 09/09/11	429,972
50,000	0.190%, 08/04/11	49,998
350,000	0.190%, 08/11/11	349,979
65,000	0.230%, 10/21/11	65,014
257,000	0.260%, 11/18/11	256,959
50,000	0.320%, 12/09/11	49,988
100,000	0.350%, 12/07/11	99,987
419,000	0.530%, 06/28/11	419,091
271,455	DN, 0.020%, 07/12/11 (n)	271,449
2,893,469	DN, 0.029%, 08/03/11 (n)	2,893,164
169,000	DN, 0.030%, 06/21/11 (n)	168,997
257,000	DN, 0.035%, 07/15/11 (n)	256,989
169,000	DN, 0.040%, 06/10/11 (n)	168,998
200,000	DN, 0.040%, 07/08/11 (n)	199,992
799,000	DN, 0.045%, 07/20/11 (n)	798,951
1,099,000	DN, 0.048%, 07/13/11 (n)	1,098,939
100,202	DN, 0.050%, 08/01/11 (n)	100,194
1,809,700	DN, 0.053%, 07/27/11 (n)	1,809,550
949,000	DN, 0.062%, 07/29/11 (n)	948,905
1,130,000	DN, 0.078%, 07/06/11 (n)	1,129,914
316,237	DN, 0.100%, 06/15/11 (n)	316,225
250,000	DN, 0.150%, 07/25/11 (n)	249,944
449,500	VAR, 0.138%, 07/15/11	449,473
419,000	VAR, 0.144%, 07/26/11	418,974
405,000	VAR, 0.147%, 08/10/11	404,969
200,000	VAR, 0.158%, 01/26/12	199,960
300,000	VAR, 0.173%, 02/01/12	299,933

		13,906,508

	Federal Home Loan Mortgage Corp. — 29.1%
450,000	DN, 0.030%, 07/28/11 (n)	449,979
937,697	DN, 0.059%, 08/01/11 (n)	937,603
500,000	DN, 0.070%, 06/23/11 (n)	499,978
500,000	DN, 0.070%, 06/24/11 (n)	499,978
700,000	DN, 0.070%, 07/21/11 (n)	699,932
525,000	DN, 0.090%, 07/22/11 (n)	524,933
1,019,000	DN, 0.117%, 07/20/11 (n)	1,018,837
500,000	DN, 0.120%, 07/14/11 (n)	499,928
227,800	DN, 0.140%, 06/08/11 (n)	227,794
1,000,000	DN, 0.150%, 08/02/11 (n)	999,742
390,000	DN, 0.170%, 09/19/11 (n)	389,797
196,000	DN, 0.170%, 09/21/11 (n)	195,896
212,500	DN, 0.170%, 09/23/11 (n)	212,386
112,270	DN, 0.170%, 10/04/11 (n)	112,204
312,500	DN, 0.175%, 08/29/11 (n)	312,365
188,549	DN, 0.180%, 08/23/11 (n)	188,471
100,000	DN, 0.180%, 09/26/11 (n)	99,941
345,000	DN, 0.180%, 08/22/11 (n)	344,859
469,700	DN, 0.182%, 10/05/11 (n)	469,401
212,275	DN, 0.190%, 08/15/11 (n)	212,191
200,000	DN, 0.190%, 08/30/11 (n)	199,905
	Federal Home Loan Mortgage Corp. — Continued
292,400	DN, 0.193%, 08/04/11 (n)	292,300
475,000	DN, 0.200%, 07/08/11 (n)	474,902
175,000	DN, 0.200%, 07/19/11 (n)	174,953
275,000	DN, 0.200%, 08/17/11 (n)	274,883
201,500	DN, 0.200%, 11/01/11 (n)	201,329
212,275	DN, 0.200%, 12/06/11 (n)	212,053
475,000	DN, 0.200%, 07/07/11 (n)	474,905
450,000	DN, 0.200%, 10/19/11 (n)	449,650
15,000	DN, 0.210%, 09/07/11 (n)	14,992
750,000	DN, 0.212%, 07/13/11 (n)	749,815
250,000	DN, 0.215%, 08/05/11 (n)	249,903
350,000	DN, 0.220%, 07/26/11 (n)	349,882
516,278	DN, 0.221%, 07/05/11 (n)	516,170
560,000	DN, 0.260%, 06/21/11 (n)	559,919
690,320	VAR, 0.141%, 12/29/11	690,118
323,000	VAR, 0.158%, 12/14/11	322,931
150,000	VAR, 0.158%, 12/16/11	149,967

		15,254,792

	Federal National Mortgage Association — 18.2%
300,000	DN, 0.030%, 07/14/11 (n)	299,989
194,500	DN, 0.035%, 07/18/11 (n)	194,491
225,000	DN, 0.050%, 06/15/11 (n)	224,996
250,000	DN, 0.050%, 06/16/11 (n)	249,995
625,000	DN, 0.050%, 07/25/11 (n)	624,953
300,000	DN, 0.055%, 08/01/11 (n)	299,972
687,466	DN, 0.068%, 08/03/11 (n)	687,385
270,000	DN, 0.070%, 06/21/11 (n)	269,990
1,000,000	DN, 0.070%, 06/24/11 (n)	999,955
371,005	DN, 0.075%, 08/02/11 (n)	370,957
1,149,546	DN, 0.108%, 06/20/11 (n)	1,149,480
195,653	DN, 0.170%, 09/21/11 (n)	195,549
198,000	DN, 0.175%, 08/17/11 (n)	197,926
201,500	DN, 0.200%, 08/10/11 (n)	201,422
450,000	DN, 0.200%, 10/03/11 (n)	449,690
200,000	DN, 0.210%, 07/06/11 (n)	199,959
552,000	DN, 0.325%, 07/11/11 (n)	551,801
331,000	VAR, 0.215%, 08/23/12	330,877
350,000	VAR, 0.221%, 12/28/12	349,888
350,000	VAR, 0.226%, 12/20/12	349,890
296,900	VAR, 0.227%, 10/18/12	296,817
533,000	VAR, 0.300%, 11/23/12	532,841
484,000	VAR, 0.300%, 12/03/12	483,779

		9,512,602

	Total U.S. Government Agency Securities (Cost $39,073,674)	39,073,674

U.S. Treasury Obligations — 5.5%
	U.S. Treasury Bills — 1.6% (n)
350,000	0.173%, 09/01/11	349,846
500,000	0.181%, 10/06/11	499,681

		849,527

	U.S. Treasury Notes — 3.9%
190,000	0.750%, 11/30/11	190,495

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
185,000	0.875%, 01/31/12	185,656
192,000	0.875%, 02/29/12	192,736
125,000	1.000%, 10/31/11	125,411
528,000	1.000%, 09/30/11	529,313
300,000	1.125%, 06/30/11	300,227
122,000	1.375%, 03/15/12	123,023
320,000	4.500%, 09/30/11	324,484
36,000	4.625%, 08/31/11	36,394

		2,007,739

	Total U.S. Treasury Obligations (Cost $2,857,266)	2,857,266

Repurchase Agreements — 22.2%
1,500,000	Barclays Capital, Inc., 0.110%, dated 05/31/11, due 06/01/11, repurchase price $1,500,005, collateralized by U.S. Government Agency Securities with a value of $1,545,000	1,500,000
1,687,982	Barclays Capital, Inc., 0.150%, dated 05/31/11, due 06/01/11, repurchase price $1,687,989, collateralized by U.S. Government Agency Securities with a value of $1,738,621	1,687,982
982,000	Citibank N.A., 0.140%, dated 05/31/11, due 06/01/11, repurchase price $982,004, collateralized by U.S. Government Agency Securities with a value of $1,001,640	982,000
1,000,000	Deutsche Bank AG, 0.100%, dated 05/31/11, due 06/01/11, repurchase price $1,000,003, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
410,459	Deutsche Bank AG, 0.140%, dated 05/31/11, due 06/01/11, repurchase price $410,461, collateralized by U.S. Government Agency Securities with a value of $418,668	410,459
1,500,000	Goldman Sachs & Co., 0.110%, dated 05/31/11, due 06/01/11, repurchase price $1,500,005, collateralized by U.S. Government Agency Securities with a value of $1,530,000	1,500,000
1,000,000	Goldman Sachs & Co., 0.130%, dated 05/31/11, due 06/07/11, repurchase price $1,000,025, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000
54,469	Merrill Lynch & Co., Inc., 0.100%, dated 05/31/11, due 06/01/11, repurchase price $54,469, collateralized by U.S. Government Agency Securities with a value of $55,558	54,469
69,125	Merrill Lynch & Co., Inc., 0.140%, dated 05/31/11, due 06/01/11, repurchase price $69,125, collateralized by U.S. Government Agency Securities with a value of $71,199	69,125
932,000	RBS Securities, Inc., 0.150%, dated 05/31/11, due 06/01/11, repurchase price $932,004, collateralized by U.S. Government Agency Securities with a value of $958,210	932,000
2,482,000	UBS Warburg LLC, 0.150%, dated 05/31/11, due 06/01/11, repurchase price $2,482,010, collateralized by U.S. Government Agency Securities with a value of $2,531,640	2,482,000

	Total Repurchase Agreements (Cost $11,618,035)	11,618,035

	Total Investments — 102.3% (Cost $53,548,975) *	53,548,975
	Liabilities in Excess of Other Assets — (2.3)%	(1,182,648)

	NET ASSETS — 100.0%	$52,366,327

Percentages indicated are based on net assets.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2011.

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$–	$53,548,975	$–	$53,548,975

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 30.6%
	U.S. Treasury Bills — 7.6% (n)
200,000	0.070%, 07/21/11	199,980
150,000	0.143%, 06/02/11	149,999
100,000	0.170%, 09/22/11 (m)	99,947
100,000	0.170%, 09/29/11	99,943
100,000	0.181%, 10/06/11	99,936
75,000	0.187%, 07/28/11	74,978
150,000	0.202%, 07/07/11	149,970

		874,753

	U.S. Treasury Notes — 23.0%
416,500	0.750%, 11/30/11	417,541
60,000	0.875%, 01/31/12	60,235
100,000	0.875%, 02/29/12	100,384
335,000	1.000%, 08/31/11	335,651
375,000	1.000%, 10/31/11	376,158
100,000	1.000%, 07/31/11	100,138
333,000	1.000%, 09/30/11	333,848
250,000	1.125%, 06/30/11	250,182
75,000	1.125%, 12/15/11	75,332
20,000	1.375%, 03/15/12	20,168
100,000	1.750%, 11/15/11	100,680
80,000	4.500%, 09/30/11	81,121
399,000	5.125%, 06/30/11	400,554

		2,651,992

	Total U.S. Treasury Obligations (Cost $3,526,745)	3,526,745

Repurchase Agreements — 69.3%
750,000	Barclays Capital, Inc., 0.080%, dated 05/31/11, due 06/07/11, repurchase price $750,012, collateralized by U.S. Treasury Securities with a value of $765,000	750,000
711,779	Barclays Capital, Inc., 0.110%, dated 05/31/11, due 06/01/11, repurchase price $711,781, collateralized by U.S. Treasury Securities with a value of $726,015	711,779
300,000	Citigroup, Inc., 0.100%, dated 05/31/11, due 06/01/11, repurchase price $300,001, collateralized by U.S. Treasury Securities with a value of $306,000	300,000
250,000	Credit Suisse First Boston USA, Inc., 0.050%, dated 05/31/11, due 06/01/11, repurchase price $250,000, collateralized by U.S. Treasury Securities with a value of $255,005	250,000
250,000	Credit Suisse First Boston USA, Inc., 0.100%, dated 05/31/11, due 06/01/11, repurchase price $250,001, collateralized by U.S. Treasury Securities with a value of $255,001	250,000
950,000	Deutsche Bank Securities, Inc., 0.080%, dated 05/31/11, due 06/07/11, repurchase price $950,015, collateralized by U.S. Treasury Securities with a value of $969,000	950,000
300,000	Deutsche Bank Securities, Inc., 0.100%, dated 05/31/11, due 06/01/11, repurchase price $300,001, collateralized by U.S. Treasury Securities with a value of $306,000	300,000
300,000	HSBC Securities USA, Inc., 0.090%, dated 05/31/11, due 06/01/11, repurchase price $300,001, collateralized by U.S. Treasury Securities with a value of $306,004	300,000
900,000	HSBC Securities USA, Inc., 0.100%, dated 05/31/11, due 06/01/11, repurchase price $900,003, collateralized by U.S. Treasury Securities with a value of $918,001	900,000
900,000	RBS Securities, Inc., 0.050%, dated 05/31/11, due 06/02/11, repurchase price $900,003, collateralized by U.S. Treasury Securities with a value of $918,002	900,000
498,000	RBS Securities, Inc., 0.100%, dated 05/31/11, due 06/01/11, repurchase price $498,001, collateralized by U.S. Treasury Securities with a value of $507,960	498,000
500,000	UBS Warburg LLC, 0.070%, dated 05/31/11, due 06/01/11, repurchase price $500,001, collateralized by U.S. Treasury Securities with a value of $510,000	500,000
194,259	UBS Warburg LLC, 0.110%, dated 05/31/11, due 06/02/11, repurchase price $194,260, collateralized by U.S. Treasury Securities with a value of $198,144	194,259
1,200,000	UBS Warburg LLC, 0.110%, dated 05/31/11, due 06/01/11, repurchase price $1,200,004, collateralized by U.S. Treasury Securities with a value of $1,224,000	1,200,000

	Total Repurchase Agreements (Cost $8,004,038)	8,004,038

	Total Investments — 99.9% (Cost $11,530,783) *	11,530,783
	Other Assets in Excess of Liabilities — 0.1%	12,008

	NET ASSETS — 100.0%	$11,542,791

Percentages indicated are based on net assets.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (Continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$11,530,783	$—	$11,530,783

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 29, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 29, 2011